As filed with the SEC on July 8, 2008.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04556

TRANSAMERICA FUNDS (formerly, TRANSAMERICA IDEX MUTUAL FUNDS)
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 – April 30, 2008

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

Fund of Funds

Semi-Annual Report

April 30, 2008

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds (“Transamerica Funds” or the “Trust”), we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been volatile over the past six months as investors have digested a material slowdown in GDP growth, housing recession, credit crisis, and rising oil and food prices.  In this environment, many funds have struggled to produce positive returns.  Investors have flocked to money market instruments and Treasuries in a flight to quality.  The Federal Reserve has been aggressive in lowering the federal funds rate from 4.50% in November to 2.00% at the end of April.  The rate reductions by the Federal Reserve signaled an effort to inject liquidity and stability to the markets which have been adversely affected by credit conditions and a weakening economy.  For the six months ended April 30, 2008, the Dow Jones Industrial Average returned -6.79%, the Standard & Poor’s 500 Index returned -9.64%, and the Lehman Aggregate Bond Index returned 4.08%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Transamerica Asset Allocation – Conservative Portfolio

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund’s investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$974.85	0.61%	$3.00
Hypothetical (b)	1,000.00	1,021.83	0.61	3.07

Class B
Actual	1,000.00	971.36	1.25	6.13
Hypothetical (b)	1,000.00	1,018.65	1.25	6.27

Class C
Actual	1,000.00	972.34	1.21	5.93
Hypothetical (b)	1,000.00	1,018.85	1.21	6.07

Class R
Actual	1,000.00	974.83	0.78	3.83
Hypothetical (b)	1,000.00	1,020.98	0.78	3.92

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Investment Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by investment type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica Funds	Semi-Annual Report 2008

1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.7%)€
Bonds (42.8%)
Transamerica Convertible Securities	2,249,871	$24,119
Transamerica Flexible Income	2,680,926	23,592
Transamerica High Yield Bond	5,915,232	52,172
Transamerica JPMorgan International Bond	5,238,892	60,981
Transamerica PIMCO Total Return	10,126,521	107,746
Transamerica Short-Term Bond	5,496,613	53,647
Transamerica Van Kampen Emerging Markets Debt	2,668,635	28,287
Capital Preservation (0.6%)
Transamerica Money Market	4,501,172	4,501
Global/International Stock (6.7%)
Transamerica AllianceBernstein International Value	859,516	10,452
Transamerica Evergreen International Small Cap	834,234	11,954
Transamerica Marsico International Growth	518,608	6,669
Transamerica Neuberger Berman International	781,316	8,501
Transamerica Oppenheimer Developing Markets	794,088	11,427
Transamerica Schroders International Small Cap	597,509	6,178
Inflation-Protected Securities (6.7%)
Transamerica PIMCO Real Return TIPS	5,114,912	54,781
Tactical and Specialty (18.2%)
Transamerica BlackRock Global Allocation	1,518,344	18,554
Transamerica BlackRock Natural Resources	858,954	12,936
Transamerica BNY Mellon Market Neutral Strategy	766,482	7,197
Transamerica Clarion Global Real Estate Securities	929,473	14,286
Transamerica Evergreen Health Care	898,549	10,297
Transamerica Federated Market Opportunity	699,766	6,683
Transamerica Loomis Sayles Bond	6,749,931	67,162
Transamerica Science & Technology	687,120	3,065
Transamerica UBS Dynamic Alpha	874,055	8,828
U.S. Stock (24.7%)
Transamerica American Century Large Company Value	2,193,940	24,199
Transamerica Bjurman, Barry Micro Emerging Growth ‡	230,512	2,058
Transamerica BlackRock Large Cap Value	2,163,630	23,649
Transamerica Equity ‡	2,883,218	31,196
Transamerica Growth Opportunities ‡	789,578	7,596
Transamerica Jennison Growth	890,978	10,469
Transamerica JPMorgan Mid Cap Value	951,187	10,083
Transamerica Marsico Growth	1,852,588	23,491
Transamerica Oppenheimer Small- & Mid-Cap Value	400,728	4,324
Transamerica Small/Mid Cap Value	1,114,362	21,518
Transamerica Third Avenue Value	409,719	10,288
Transamerica UBS Large Cap Value	2,223,308	26,280
Transamerica Van Kampen Mid-Cap Growth	363,763	4,274
Transamerica Van Kampen Small Company Growth	254,432	2,758
Total Investment Companies (cost $777,504) #		$816,198

NOTES TO SCHEDULE OF INVESTMENTS:

‡       Non-income producing security.

€       The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

#       Aggregate cost for federal income tax purposes is $777,504.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,679 and $6,985, respectively.  Net unrealized appreciation for tax purposes is $38,694.

The notes to the financial statements are an integral part of this report.

2

Transamerica Asset Allocation – Growth Portfolio

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund’s investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$893.09	0.63%	$2.97
Hypothetical (b)	1,000.00	1,021.73	0.63	3.17

Class B
Actual	1,000.00	890.63	1.29	6.06
Hypothetical (b)	1,000.00	1,018.45	1.29	6.47

Class C
Actual	1,000.00	890.63	1.24	5.83
Hypothetical (b)	1,000.00	1,018.70	1.24	6.22

Class R
Actual	1,000.00	893.25	0.81	3.81
Hypothetical (b)	1,000.00	1,020.84	0.81	4.07

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Investment Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by investment type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

3

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)€
Capital Preservation (0.1%)
Transamerica Money Market	2,909,651	$2,910
Global/International Stock (19.3%)
Transamerica AllianceBernstein International Value	5,421,447	65,925
Transamerica Evergreen International Small Cap	6,784,287	97,219
Transamerica Marsico International Growth	5,332,086	68,570
Transamerica Neuberger Berman International	8,663,506	94,259
Transamerica Oppenheimer Developing Markets	6,471,294	93,122
Transamerica Schroders International Small Cap	947,241	9,794
Tactical and Specialty (14.3%)
Transamerica BlackRock Global Allocation	5,418,496	66,214
Transamerica BlackRock Natural Resources	2,302,291	34,672
Transamerica BNY Mellon Market Neutral Strategy	2,185,515	20,522
Transamerica Clarion Global Real Estate Securities	6,701,529	103,003
Transamerica Evergreen Health Care	4,111,785	47,121
Transamerica Federated Market Opportunity	1,106,319	10,565
Transamerica Science & Technology	4,189,869	18,687
Transamerica UBS Dynamic Alpha	1,775,605	17,934
U.S. Stock (66.3%)
Transamerica American Century Large Company Value	19,328,554	213,194
Transamerica Bjurman, Barry Micro Emerging Growth ‡	1,451,624	12,963
Transamerica BlackRock Large Cap Value	19,737,078	215,726
Transamerica Equity ‡	23,056,766	249,474
Transamerica Growth Opportunities ‡	4,860,282	46,756
Transamerica Jennison Growth	9,851,203	115,752
Transamerica JPMorgan Mid Cap Value	6,982,376	74,013
Transamerica Marsico Growth	9,731,256	123,392
Transamerica Oppenheimer Small- & Mid-Cap Value	2,280,869	24,611
Transamerica Small/Mid Cap Value	7,384,982	142,604
Transamerica Third Avenue Value	970,993	24,382
Transamerica UBS Large Cap Value	11,388,146	134,608
Transamerica Van Kampen-Mid Cap Growth	5,359,338	62,972
Transamerica Van Kampen Small Company Growth	3,068,861	33,266
Total Investment Companies (cost $2,064,043) #		$2,224,230

NOTES TO SCHEDULE OF INVESTMENTS:

‡       Non-income producing security.

€       The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

#                      Aggregate cost for federal income tax purposes is $2,064,043.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $198,910 and $38,723, respectively.  Net unrealized appreciation for tax purposes is $160,187.

The notes to the financial statements are an integral part of this report.

4

Transamerica Asset Allocation – Moderate Growth Portfolio

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund’s investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$926.74	0.59%	$2.83
Hypothetical (b)	1,000.00	1,021.93	0.59	2.97

Class B
Actual	1,000.00	923.71	1.26	6.03
Hypothetical (b)	1,000.00	1,018.60	1.26	6.32

Class C
Actual	1,000.00	923.36	1.22	5.83
Hypothetical (b)	1,000.00	1,018.80	1.22	6.12

Class R
Actual	1,000.00	925.57	0.74	3.54
Hypothetical (b)	1,000.00	1,021.18	0.74	3.72

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Investment Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by investment type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

5

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)€
Bonds (20.0%)
Transamerica Convertible Securities	5,362,477	$57,486
Transamerica Flexible Income	7,339,057	64,584
Transamerica High Yield Bond	12,896,572	113,748
Transamerica JPMorgan International Bond	12,649,416	147,239
Transamerica PIMCO Total Return	22,407,818	238,419
Transamerica Short-Term Bond	9,994,188	97,543
Transamerica Van Kampen Emerging Markets Debt Capital Preservation (0.2%)	5,810,586	61,592
Transamerica Money Market	7,662,117	7,662
Global/International Stock (13.5%)
Transamerica AllianceBernstein International Value	6,054,358	73,621
Transamerica Evergreen International Small Cap	7,197,022	103,133
Transamerica Marsico International Growth	8,954,571	115,156
Transamerica Neuberger Berman International	9,964,659	108,416
Transamerica Oppenheimer Developing Markets	7,865,833	113,189
Transamerica Schroders International Small Cap	1,176,688	12,167
Inflation-Protected Securities (3.2%)
Transamerica PIMCO Real Return TIPS	11,524,603	123,429
Tactical and Specialty (14.9%)
Transamerica BlackRock Global Allocation	7,601,038	92,885
Transamerica BlackRock Natural Resources	3,738,138	56,296
Transamerica BNY Mellon Market Neutral Strategy	3,471,060	32,593
Transamerica Clarion Global Real Estate Securities	9,321,051	143,265
Transamerica Evergreen Health Care	3,056,084	35,023
Transamerica Federated Market Opportunity	1,960,463	18,722
Transamerica Loomis Sayles Bond	7,584,498	75,466
Transamerica Science & Technology	7,891,622	35,197
Transamerica UBS Dynamic Alpha	9,157,738	92,493
U.S. Stock (48.1%)
Transamerica American Century Large Company Value	24,674,616	272,161
Transamerica Bjurman, Barry Micro Emerging Growth ‡	1,880,125	16,789
Transamerica BlackRock Large Cap Value	22,739,495	248,543
Transamerica Equity ‡	34,290,099	371,019
Transamerica Growth Opportunities ‡	8,790,909	84,568
Transamerica Jennison Growth	3,580,294	42,068
Transamerica JPMorgan Mid Cap Value	11,767,518	124,736
Transamerica Legg Mason Partners Investors Value	6,504,138	55,805
Transamerica Marsico Growth	13,651,817	173,105
Transamerica Oppenheimer Small- & Mid-Cap Value	3,721,615	40,156
Transamerica Small/Mid Cap Value	9,875,278	190,692
Transamerica Third Avenue Value	1,133,800	28,470
Transamerica UBS Large Cap Value	13,817,815	163,327
Transamerica Van Kampen Mid-Cap Growth	3,910,144	45,944
Transamerica Van Kampen Small Company Growth	1,995,826	21,635
Total Investment Companies (cost $3,609,629) #		$3,898,342

NOTES TO SCHEDULE OF INVESTMENTS:

‡                      Non-income producing security.

€                      The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

#                      Aggregate cost for federal income tax purposes is $3,609,629.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $346,409 and $57,696, respectively.  Net unrealized appreciation for tax purposes is $288,713.

The notes to the financial statements are an integral part of this report.

6

Transamerica Asset Allocation – Moderate Portfolio

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund’s investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$950.91	0.58%	$2.81
Hypothetical (b)	1,000.00	1,021.98	0.58	2.92

Class B
Actual	1,000.00	947.95	1.24	6.01
Hypothetical (b)	1,000.00	1,018.70	1.24	6.22

Class C
Actual	1,000.00	947.66	1.20	5.81
Hypothetical (b)	1,000.00	1,018.90	1.20	6.02

Class R
Actual	1,000.00	950.59	0.82	3.98
Hypothetical (b)	1,000.00	1,020.79	0.82	4.12

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Investment Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by investment type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

7

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)€
Bonds (33.6%)
Transamerica Convertible Securities	5,034,390	$53,969
Transamerica Flexible Income	7,610,935	66,976
Transamerica High Yield Bond	11,858,698	104,594
Transamerica JPMorgan International Bond	12,689,432	147,705
Transamerica PIMCO Total Return	20,801,126	221,324
Transamerica Short-Term Bond	9,255,517	90,334
Transamerica Van Kampen Emerging Markets Debt	4,686,942	49,681
Capital Preservation (0.3%)
Transamerica Money Market	6,302,528	6,303
Global/International Stock (9.4%)
Transamerica AllianceBernstein International Value	2,659,429	32,339
Transamerica Evergreen International Small Cap	2,230,796	31,967
Transamerica Marsico International Growth	2,860,194	36,782
Transamerica Neuberger Berman International	3,171,014	34,501
Transamerica Oppenheimer Developing Markets	3,318,435	47,752
Transamerica Schroders International Small Cap	2,154,347	22,276
Inflation-Protected Securities (5.5%)
Transamerica PIMCO Real Return TIPS	11,261,752	120,613
Tactical and Specialty (16.7%)
Transamerica BlackRock Global Allocation	3,496,027	42,721
Transamerica BlackRock Natural Resources	1,406,570	21,183
Transamerica BNY Mellon Market Neutral Strategy	2,918,258	27,402
Transamerica Clarion Global Real Estate Securities	3,736,108	57,424
Transamerica Evergreen Health Care	2,049,368	23,486
Transamerica Federated Market Opportunity	1,646,657	15,726
Transamerica Loomis Sayles Bond	11,724,393	116,658
Transamerica Science & Technology	3,145,365	14,028
Transamerica UBS Dynamic Alpha	4,646,934	46,934
U.S. Stock (34.3%)
Transamerica American Century Large Company Value	10,045,733	110,804
Transamerica Bjurman, Barry Micro Emerging Growth ‡	577,245	5,155
Transamerica BlackRock Large Cap Value	7,848,543	85,785
Transamerica Equity ‡	12,615,337	136,498
Transamerica Growth Opportunities ‡	3,201,551	30,799
Transamerica Jennison Growth	1,496,207	17,580
Transamerica JPMorgan Mid Cap Value	3,555,865	37,692
Transamerica Legg Mason Partners Investors Value	14,658	126
Transamerica Marsico Growth	7,126,279	90,361
Transamerica Oppenheimer Small- & Mid-Cap Value	2,116,135	22,833
Transamerica Small/Mid Cap Value	3,964,481	76,554
Transamerica Third Avenue Value	492,661	12,371
Transamerica UBS Large Cap Value	7,929,158	93,723
Transamerica Van Kampen-Mid Cap Growth	953,190	11,200
Transamerica Van Kampen Small Company Growth	1,791,973	19,425
Total Investment Companies (cost $2,027,778) #		$2,183,584

NOTES TO SCHEDULE OF INVESTMENTS:

‡                      Non-income producing security.

€                      The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

#                      Aggregate cost for federal income tax purposes is $2,027,778.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $181,402 and $25,596, respectively.  Net unrealized appreciation for tax purposes is $155,806.

The notes to the financial statements are an integral part of this report.

8

Transamerica Multi-Manager Alternative Strategies Portfolio

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund’s investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$994.55	0.90%	$4.46
Hypothetical (b)	1,000.00	1,020.39	0.90	4.52

Class C
Actual	1,000.00	991.68	1.55	7.68
Hypothetical (b)	1,000.00	1,017.16	1.55	7.77

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Investment Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by investment type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

9

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.3%)€
Bond (10.4%)
Transamerica JPMorgan International Bond	1,553,594	$18,084
Capital Preservation (4.5%)
Transamerica Money Market	7,877,658	7,878
Global/International Stock (7.6%)
Transamerica Evergreen International Small Cap	184,490	2,644
Transamerica Oppenheimer Developing Markets	345,208	4,967
Transamerica Schroders International Small Cap	538,084	5,564
Tactical and Specialty (74.1%)
Transamerica BlackRock Global Allocation	832,634	10,175
Transamerica BlackRock Natural Resources	1,078,185	16,237
Transamerica BNY Mellon Market Neutral Strategy	2,001,336	18,792
Transamerica Clarion Global Real Estate Securities	1,133,612	17,424
Transamerica Federated Market Opportunity	2,257,724	21,561
Transamerica Loomis Sayles Bond	2,730,546	27,169
Transamerica UBS Dynamic Alpha	1,747,683	17,652
U.S. Stock (2.7%)
Transamerica Bjurman, Barry Micro Emerging Growth ‡	517,020	4,617
Total Investment Companies (cost $172,145) #		$172,764

NOTES TO SCHEDULE OF INVESTMENTS:

‡                      Non-income producing security.

€                      The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

#                      Aggregate cost for federal income tax purposes is $172,145.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,084 and $3,465, respectively.  Net unrealized appreciation for tax purposes is $619.

The notes to the financial statements are an integral part of this report.

10

Transamerica Multi-Manager International Portfolio

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund’s investment in other affiliated investment companies.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$895.57	0.62%	$2.92
Hypothetical (b)	1,000.00	1,021.78	0.62	3.12

Class B
Actual	1,000.00	892.91	1.38	6.49
Hypothetical (b)	1,000.00	1,018.00	1.38	6.92

Class C
Actual	1,000.00	893.33	1.28	6.03
Hypothetical (b)	1,000.00	1,018.50	1.28	6.42

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Investment Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by investment type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

11

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)€
Global/International Stock (89.1%)
Transamerica AllianceBernstein International Value	7,617,322	$92,627
Transamerica Evergreen International Small Cap	2,286,411	32,764
Transamerica Marsico International Growth	7,693,850	98,943
Transamerica Neuberger Berman International	8,939,166	97,258
Transamerica Oppenheimer Developing Markets	6,702,687	96,452
Transamerica Schroders International Small Cap	624,874	6,461
Tactical and Specialty (10.9%)
Transamerica BlackRock Global Allocation	2,306,809	28,189
Transamerica Clarion Global Real Estate Securities	1,556,965	23,931
Total Investment Companies (cost $491,671) #		$476,625

NOTES TO SCHEDULE OF INVESTMENTS:

€                      The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.

#                      Aggregate cost for federal income tax purposes is $491,671.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,995 and $28,041, respectively.  Net unrealized depreciation for tax purposes is $15,046.

The notes to the financial statements are an integral part of this report.

12

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
Assets:
Investment in affiliated investment companies, at cost	$777,504	$2,064,043	$3,609,629	$2,027,778		$172,145		$491,671
Investment in affiliated investment companies, at value	816,198	2,224,230	3,898,342	2,183,584		172,764		476,625
Cash	55	10	—	—		—	(a)	—
Receivables:
Shares of beneficial interest sold	5,169	6,752	14,545	10,836		2,555		2,228
Dividends	4	3	7	6		7		—
Other	15	23	48	36		—	(a)	—
	821,441	2,231,018	3,912,942	2,194,462		175,326		478,853
Liabilities:
Investment securities purchased	1,113	1,185	2,264	1,632		658		592
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,101	3,253	5,650	3,301		396		1,139
Management and advisory fees	66	179	314	177		111		38
Distribution and service fees	505	1,403	2,483	1,401		92		283
Transfer agent fees	30	170	237	106		—	(a)	11
Administration fees	8	22	39	22		2		5
Due to custodian	—	—	6	—	(a)	—		—	(a)
Dividends to shareholders	4	7	9	—		—		—	(a)
Other	72	127	199	133		30		14
	2,899	6,346	11,201	6,772		1,289		2,082
Net Assets	$818,542	$2,224,672	$3,901,741	$2,187,690		$174,037		$476,771
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	760,085	1,949,750	3,473,916	1,963,537		172,068		461,630
Undistributed (accumulated) net investment income (loss)	4,481	26,805	18,705	11,376		(167)		1,071
Undistributed (accumulated) net realized gain from investment in affiliated investment companies	15,284	87,933	120,413	56,975		1,517		29,116
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	38,692	160,184	288,707	155,802		619		(15,046)
Net Assets	$818,542	$2,224,672	$3,901,741	$2,187,690		$174,037		$476,771
Net Assets by Class:
Class A	$290,472	$738,842	$1,260,585	$696,786		$85,532		$189,714
Class B	119,020	317,002	585,057	325,951		—		29,770
Class C	408,432	1,167,758	2,053,658	1,164,256		88,505		257,287
Class R	618	1,070	2,441	697		—		—
Shares Outstanding:
Class A	24,860	55,262	97,592	56,451		8,176		16,564
Class B	10,230	24,281	45,529	26,506		—		2,614
Class C	35,122	89,432	160,019	94,871		8,508		22,611
Class R	53	80	189	56		—		—
Net Asset Value Per Share:
Class A	$11.68	$13.37	$12.92	$12.34		$10.46		$11.45
Class B	11.63	13.06	12.85	12.30		—		11.39
Class C	11.63	13.06	12.83	12.27		10.40		11.38
Class R	11.76	13.34	12.89	12.35		—		—
Maximum Offering Price Per Share: (b)
Class A	$12.36	$14.15	$13.67	$13.06		$11.07		$12.12

(a)   Amount rounds to less than $1.

(b)         Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for classes B, C, and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

13

STATEMENTS OF OPERATIONS

For the period ended April 30, 2008

(all amounts in thousands)

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio	Transamerica Multi-Manager International Portfolio
Investment Income:
Dividends from affiliated investment companies	$16,310	$39,362	$75,297	$45,433	$2,996	$14,037
	16,310	39,362	75,297	45,433	2,996	14,037
Expenses:
Management and advisory fees	366	1,092	1,892	1,050	126	223
Distribution and service fees:
Class A	455	1,253	2,130	1,151	102	305
Class B	569	1,609	2,942	1,644	—	140
Class C	1,786	5,726	9,878	5,565	337	1,211
Class R	2	2	5	2	—	—
Transfer agent fees:
Class A	142	485	625	300	24	89
Class B	54	244	372	177	—	29
Class C	100	585	820	360	33	139
Class R	— (a)	1	1	1	—	—
Printing and shareholder reports	30	103	167	88	5	17
Custody fees	26	42	57	39	17	17
Administration fees	46	136	236	131	8	28
Legal fees	7	22	37	20	1	4
Audit fees	11	10	11	11	11	11
Trustees fees	4	15	25	13	1	3
Registration fees	65	100	107	83	35	73
Other	2	9	12	6	1	3
Total expenses	3,665	11,434	19,317	10,641	701	2,292
Less: Reimbursement of class expense:
Class A	—	—	—	—	41	—
Class C	—	—	—	—	43	—
Total reimbursed expenses	—	—	—	—	84	—
Net expenses	3,665	11,434	19,317	10,641	785	2,292

Net Investment Income	12,645	27,928	55,980	34,792	2,211	11,745

Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	346	(2,367)	(1,626)	4,088	(3)	(1,511)
Realized gain distributions from investment in affiliated investment companies	15,124	92,018	126,642	53,977	1,522	30,913
	15,470	89,651	125,016	58,065	1,519	29,402
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	(45,100)	(383,400)	(486,450)	(203,742)	(3,014)	(91,058)
Net Realized and Unrealized Loss on Investment in Affiliated Investment Companies	(29,630)	(293,749)	(361,434)	(145,677)	(1,495)	(61,656)

Net Increase (Decrease) In Net Assets Resulting from Operations	$(16,985)	$(265,821)	$(305,454)	$(110,885)	$716	$(49,911)

(a)   Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

14

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$12,645	$16,787	$27,928	$24,549	$55,980	$69,380
Net realized gain on investment in affiliated investment companies	15,470	13,663	89,651	68,099	125,016	113,354
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	(45,100)	37,555	(383,400)	295,990	(486,450)	370,393
	(16,985)	68,005	(265,821)	388,638	(305,454)	553,127
Distributions to Shareholders:
From net investment income:
Class A	(3,265)	(6,469)	(1,124)	(11,060)	(17,284)	(24,869)
Class B	(1,291)	(3,116)	—	(4,453)	(4,380)	(10,915)
Class C	(3,893)	(7,803)	— (b)	(14,821)	(16,655)	(32,530)
Class R	(8)	(4)	—	(2)	(24)	(1)
	(8,457)	(17,392)	(1,124)	(30,336)	(38,343)	(68,315)
From net realized gains:
Class A	(4,897)	(4,600)	(22,064)	(17,257)	(36,711)	(23,406)
Class B	(2,233)	(3,022)	(10,387)	(9,884)	(18,290)	(13,762)
Class C	(6,652)	(7,045)	(36,318)	(30,473)	(60,086)	(38,769)
Class R	(13)	(1)	(26)	(3)	(58)	(1)
	(13,795)	(14,668)	(68,795)	(57,617)	(115,145)	(75,938)
Capital Shares Transactions:
Proceeds from shares sold:
Class A	88,890	110,335	120,879	287,509	196,486	425,757
Class B	21,966	20,738	24,559	65,898	43,076	101,261
Class C	125,689	121,288	157,459	364,585	310,750	590,661
Class R	39	1,052	559	5,073	1,104	4,964
	236,584	253,413	303,456	723,065	551,416	1,122,643
Dividends and distributions reinvested:
Class A	7,233	9,577	20,861	25,197	49,557	43,963
Class B	2,902	5,017	9,005	12,443	20,024	21,734
Class C	7,272	10,160	27,195	33,562	55,992	51,610
Class R	17	6	18	5	37	3
	17,424	24,760	57,079	71,207	125,610	117,310
Cost of shares redeemed:
Class A	(36,006)	(56,463)	(82,245)	(132,044)	(138,694)	(224,493)
Class B	(14,075)	(24,793)	(28,559)	(43,321)	(50,195)	(84,631)
Class C	(42,648)	(69,341)	(110,622)	(161,336)	(173,977)	(273,735)
Class R	(44)	(493)	(280)	(4,750)	(481)	(3,399)
	(92,773)	(151,090)	(221,706)	(341,451)	(363,347)	(586,258)
Redemption fees:
Class A	1	5	2	6	3	6
Class B	1	1	— (c)	1	2	1
Class C	5	3	4	4	2	3
Class R	—	—	—	—	—	—
	7	9	6	11	7	10
Automatic conversions:
Class A	1,649	1,159	5,110	2,818	6,623	4,277
Class B	(1,649)	(1,159)	(5,110)	(2,818)	(6,623)	(4,277)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	161,242	127,092	138,835	452,832	313,686	653,705

Net Increase (Decrease) in net assets	122,005	163,037	(196,905)	753,517	(145,256)	1,062,579

Net Assets:
Beginning of year	$696,537	$533,500	$2,421,577	$1,668,060	$4,046,997	$2,984,418
End of year	$818,542	$696,537	$2,224,672	$2,421,577	$3,901,741	$4,046,997
Undistributed (Accumulated) Net Investment Income (Loss)	$4,481	$293	$26,805	$1	$18,705	$1,068

The notes to the financial statements are an integral part of this report.

15

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	7,644	9,383	8,962	20,485	15,127	31,722
Class B	1,900	1,766	1,863	4,805	3,339	7,610
Class C	10,893	10,331	11,961	26,582	24,066	44,282
Class R	3	89	43	380	88	381
	20,440	21,569	22,829	52,252	42,620	83,995
Shares issued-reinvested from distributions:
Class A	626	827	1,518	1,890	3,789	3,411
Class B	251	435	669	948	1,535	1,691
Class C	631	881	2,022	2,558	4,301	4,019
Class R	2	—	1	—	3	—
	1,510	2,143	4,210	5,396	9,628	9,121
Shares redeemed:
Class A	(3,103)	(4,789)	(6,179)	(9,390)	(10,720)	(16,663)
Class B	(1,210)	(2,110)	(2,192)	(3,143)	(3,905)	(6,326)
Class C	(3,678)	(5,909)	(8,533)	(11,695)	(13,583)	(20,484)
Class R	(4)	(41)	(21)	(329)	(38)	(249)
	(7,995)	(12,849)	(16,925)	(24,557)	(28,246)	(43,722)
Automatic conversions:
Class A	141	98	382	198	512	315
Class B	(142)	(98)	(391)	(202)	(514)	(317)
	(1)	—	(9)	(4)	(2)	(2)
Net increase (decrease) in shares outstanding:
Class A	5,308	5,519	4,683	13,183	8,708	18,785
Class B	799	(7)	(51)	2,408	455	2,658
Class C	7,846	5,303	5,450	17,445	14,784	27,817
Class R	1	48	23	51	53	132
	13,954	10,863	10,105	33,087	24,000	49,392

The notes to the financial statements are an integral part of this report.

16

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio(a)		Transamerica Multi-Manager International Portfolio
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$34,792	$46,195	$2,211	$67	$11,745	$6,677
Net realized gain (loss) on investment in affiliated investment companies	58,065	64,451	1,519	(2)	29,402	3,184
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	(203,742)	144,762	(3,014)	3,633	(91,058)	69,364
	(110,885)	255,408	716	3,698	(49,911)	79,225
Distributions to Shareholders:
From net investment income:
Class A	(13,854)	(14,293)	(1,164)	—	(4,695)	(3,679)
Class B	(4,791)	(7,540)	—	—	(595)	(592)
Class C	(17,315)	(21,651)	(1,288)	—	(5,384)	(4,542)
Class R	(11)	(2)	—	—	—	—
	(35,971)	(43,486)	(2,452)	—	(10,674)	(8,813)
From net realized gains:
Class A	(19,999)	(12,968)	—	—	(1,300)	—
Class B	(10,456)	(8,962)	—	—	(213)	—
Class C	(34,616)	(24,569)	—	—	(1,818)	—
Class R	(19)	(1)	—	—	—	—
	(65,090)	(46,500)	—	—	(3,331)	—
Capital Shares Transactions:
Proceeds from shares sold:
Class A	135,343	237,736	53,847	40,667	58,643	112,597
Class B	27,073	47,072	—	—	6,150	17,724
Class C	191,693	310,667	42,609	49,499	58,201	150,866
Class R	268	1,971	—	—	—	—
	354,377	597,446	96,456	90,166	122,994	281,187
Dividends and distributions reinvested:
Class A	30,571	24,128	893	—	4,440	2,473
Class B	12,884	13,765	—	—	648	488
Class C	36,220	32,295	1,003	—	4,866	2,851
Class R	15	3	—	—	—	—
	79,690	70,191	1,896	—	9,954	5,812
Cost of shares redeemed:
Class A	(72,871)	(122,784)	(7,448)	(3,466)	(27,513)	(22,998)
Class B	(32,330)	(64,262)	—	—	(2,243)	(2,241)
Class C	(111,117)	(175,916)	(3,307)	(2,222)	(21,408)	(17,915)
Class R	(137)	(1,488)	—	—	—	—
	(216,455)	(364,450)	(10,755)	(5,688)	(51,164)	(43,154)
Redemption fees:
Class A	4	4	— (c)	—	— (c)	1
Class B	1	1	—	—	— (c)	—
Class C	1	3	—	—	2	2
Class R	—	—	—	—	—	—
	6	8	— (c)	—	2	3
Automatic conversions:
Class A	4,948	3,866	—	—	736	364
Class B	(4,948)	(3,866)	—	—	(736)	(364)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	217,618	303,195	87,597	84,478	81,786	243,848

Net Increase in net assets	5,672	468,617	85,861	88,176	17,870	314,260

Net Assets:
Beginning of year	$2,182,018	$1,713,401	$88,176	$—	$458,901	$144,641
End of year	$2,187,690	$2,182,018	$174,037	$88,176	$476,771	$458,901
Undistributed (Accumulated) Net Investment Income (Loss)	$11,376	$12,555	$(167)	$74	$1,071	$—

The notes to the financial statements are an integral part of this report.

17

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio(a)		Transamerica Multi-Manager International Portfolio
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	10,911	18,578	5,204	3,939	5,100	9,713
Class B	2,198	3,704	—	—	537	1,538
Class C	15,587	24,461	4,132	4,814	5,042	13,097
Class R	21	157	—	—	—	—
	28,717	46,900	9,336	8,753	10,679	24,348
Shares issued-reinvested from distributions:
Class A	2,473	1,955	88	—	387	231
Class B	1,043	1,117	—	—	57	46
Class C	2,940	2,623	99	—	425	267
Class R	1	—	—	—	—	—
	6,457	5,695	187	—	869	544
Shares redeemed:
Class A	(5,902)	(9,589)	(723)	(332)	(2,465)	(1,970)
Class B	(2,623)	(5,043)	—	—	(203)	(194)
Class C	(9,047)	(13,843)	(322)	(215)	(1,924)	(1,540)
Class R	(11)	(116)	—	—	—	—
	(17,583)	(28,591)	(1,045)	(547)	(4,592)	(3,704)
Automatic conversions:
Class A	398	301	—	—	65	31
Class B	(399)	(302)	—	—	(66)	(31)
	(1)	(1)	—	—	(1)	—
Net increase (decrease) in shares outstanding:
Class A	7,880	11,245	4,569	3,607	3,087	8,005
Class B	219	(524)	—	—	325	1,359
Class C	9,480	13,241	3,909	4,599	3,543	11,824
Class R	11	41	—	—	—	—
	17,590	24,003	8,478	8,206	6,955	21,188

(a)   Transamerica Multi-Manager Alternative Strategies Portfolio commenced operations on December 28, 2006.

(b)   Amount rounds to less than $(1).

(c)   Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

18

FINANCIAL HIGHLIGHTS

For the period or years ended

(unaudited for the period ended April 30, 2008)

	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$12.40	$11.76	$11.35		$11.07	$10.67		$9.22

Investment Operations(c)
From net investment income (loss)	0.22	0.38	0.28		0.32	0.17		0.18
From net realized and unrealized gain (loss) on investments	(0.54)	0.82	0.80		0.37	0.77		1.47
Total from investment operations	(0.32)	1.20	1.08		0.69	0.94		1.65

Distributions
Net investment income	(0.16)	(0.24)	(0.35)		(0.22)	(0.51)		(0.20)
Net realized gains on investments	(0.24)	(0.32)	(0.32)		(0.19)	(0.03)		—
Total distributions	(0.40)	(0.56)	(0.67)		(0.41)	(0.54)		(0.20)

Net Asset Value
End of period	$11.68	$12.40	$11.76		$11.35	$11.07		$10.67

Total Return(d)	(2.52)%	12.06%	9.90%		6.30%	8.97%		18.18%

Net Assets End of Period	$290,472	$242,342	$165,071		$129,724	$99,811		$59,250

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.61%	0.62%	0.60	%(a)	0.28%	0.29	%(i)	0.41%
Before reimbursement/fee waiver	0.61%	0.62%	0.60	%(a)	0.28%	0.29	%(i)	0.41%
Net investment income (loss), to average net assets(f),(g),(j)	3.84%	3.18%	2.44%		2.85%	1.55%		1.80%
Portfolio turnover rate(h)	1%	32%	29%		32%	11%		22%

	Transamerica Asset Allocation – Conservative Portfolio
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$12.36	$11.73	$11.32		$11.05	$10.66		$9.18

Investment Operations(c)
From net investment income (loss)	0.19	0.30	0.20		0.24	0.10		0.11
From net realized and unrealized gain (loss) on investments	(0.54)	0.86	0.81		0.38	0.76		1.47
Total from investment operations	(0.35)	1.16	1.01		0.62	0.86		1.58

Distributions
Net investment income	(0.14)	(0.21)	(0.28)		(0.16)	(0.44)		(0.10)
Net realized gains on investments	(0.24)	(0.32)	(0.32)		(0.19)	(0.03)		—
Total distributions	(0.38)	(0.53)	(0.60)		(0.35)	(0.47)		(0.10)

Net Asset Value
End of period	$11.63	$12.36	$11.73		$11.32	$11.05		$10.66

Total Return(d)	(2.86)%	11.34%	9.19%		5.65%	8.21%		17.38%

Net Assets End of Period	$119,020	$116,569	$110,701		$106,449	$106,601		$85,134

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.25%	1.25%	1.26	%(a)	0.93%	0.92	%(i)	1.06%
Before reimbursement/fee waiver	1.25%	1.25%	1.26	%(a)	0.93%	0.92	%(i)	1.06%
Net investment income (loss), to average net assets(f),(g),(j)	3.30%	2.59%	1.78%		2.15%	0.93%		1.15%
Portfolio turnover rate(h)	1%	32%	29%		32%	11%		22%

The notes to the financial statements are an integral part of this report.

19

	Transamerica Asset Allocation – Conservative Portfolio
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$12.35	$11.73	$11.32		$11.05	$10.66		$9.19

Investment Operations(c)
From net investment income (loss)	0.19	0.30	0.21		0.25	0.10		0.11
From net realized and unrealized gain (loss) on investments	(0.53)	0.86	0.80		0.37	0.76		1.46
Total from investment operations	(0.34)	1.16	1.01		0.62	0.86		1.57

Distributions
Net investment income	(0.14)	(0.22)	(0.28)		(0.16)	(0.44)		(0.10)
Net realized gains on investments	(0.24)	(0.32)	(0.32)		(0.19)	(0.03)		—
Total distributions	(0.38)	(0.54)	(0.60)		(0.35)	(0.47)		(0.10)

Net Asset Value
End of period	$11.63	$12.35	$11.73		$11.32	$11.05		$10.66

Total Return(d)	(2.77)%	11.31%	9.25%		5.61%	8.26%		17.25%

Net Assets End of Period	$408,432	$336,981	$257,675		$208,959	$182,112		$83,165

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.21%	1.22%	1.23	%(a)	0.90%	0.93	%(i)	1.06%
Before reimbursement/fee waiver	1.21%	1.22%	1.23	%(a)	0.90%	0.93	%(i)	1.06%
Net investment income (loss), to average net assets(f),(g),(j)	3.23%	2.60%	1.82%		2.21%	0.89%		1.15%
Portfolio turnover rate(h)	1%	32%	29%		32%	11%		22%

	Transamerica Asset Allocation – Conservative Portfolio
	Class R(b)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of period	$12.47	$11.84	$11.30

Investment Operations(c)
From net investment income (loss)	0.23	0.33	0.13
From net realized and unrealized gain (loss) on investments	(0.54)	0.85	0.47
Total from investment operations	(0.31)	1.18	0.60

Distributions
Net investment income	(0.16)	(0.23)	(0.06)
Net realized gains on investments	(0.24)	(0.32)	—
Total distributions	(0.40)	(0.55)	(0.06)

Net Asset Value
End of period	$11.76	$12.47	$11.84

Total Return(d)	(2.52)%	11.89%	5.35%

Net Assets End of Period	$618	$645	$53

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.78%	0.86%	0.66	%(a)
Before reimbursement/fee waiver	0.78%	0.86%	0.66	%(a)
Net investment income (loss), to average net assets(f),(g),(j)	3.87%	2.71%	3.03%
Portfolio turnover rate(h)	1%	32%	29%

The notes to the financial statements are an integral part of this report.

20

	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$15.46	$13.44	$11.99		$10.75	$9.82		$7.95

Investment Operations(c)
From net investment income (loss)	0.20	0.23	0.03		0.05	(0.02)		(0.03)
From net realized and unrealized gain (loss) on investments	(1.84)	2.53	1.89		1.38	0.95		1.90
Total from investment operations	(1.64)	2.76	1.92		1.43	0.93		1.87

Distributions
Net investment income	(0.02)	(0.29)	(0.11)		(0.12)	—		—
Net realized gains on investments	(0.43)	(0.45)	(0.36)		(0.07)	—		—
Total distributions	(0.45)	(0.74)	(0.47)		(0.19)	—		—

Net Asset Value
End of period	$13.37	$15.46	$13.44		$11.99	$10.75		$9.82

Total Return(d)	(10.69)%	21.35%	16.38%		13.42%	9.47%		23.52%

Net Assets End of Period	$738,842	$781,872	$502,488		$286,412	$171,708		$55,209

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.63%	0.64%	0.65	%(a)	0.34%	0.43	%(p)	0.45%
Before reimbursement/fee waiver	0.63%	0.64%	0.65	%(a)	0.34%	0.43	%(p)	0.60%
Net investment income (loss), to average net assets(f),(g),(j)	2.97%	1.62%	0.22%		0.42%	(0.22)%		(0.30)%
Portfolio turnover rate(h)	2%	18%	22%		35%	5%		25%

	Transamerica Asset Allocation – Growth Portfolio
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$15.13	$13.17	$11.77		$10.57	$9.71		$7.91

Investment Operations(c)
From net investment income (loss)	0.15	0.14	(0.05)		(0.03)	(0.09)		(0.08)
From net realized and unrealized gain (loss) on investments	(1.79)	2.47	1.85		1.36	0.95		1.88
Total from investment operations	(1.64)	2.61	1.80		1.33	0.86		1.80

Distributions
Net investment income	—	(0.20)	(0.04)		(0.06)	—		—
Net realized gains on investments	(0.43)	(0.45)	(0.36)		(0.07)	—		—
Total distributions	(0.43)	(0.65)	(0.40)		(0.13)	—		—

Net Asset Value
End of period	$13.06	$15.13	$13.17		$11.77	$10.57		$9.71

Total Return(d)	(10.94)%	20.54%	15.57%		12.55%	8.96%		22.76%

Net Assets End of Period	$317,002	$368,186	$288,719		$211,904	$160,959		$82,318

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.29%	1.29%	1.31	%(a)	0.99%	1.05	%(p)	1.10%
Before reimbursement/fee waiver	1.29%	1.29%	1.31	%(a)	0.99%	1.05	%(p)	1.25%
Net investment income (loss), to average net assets(f),(g),(j)	2.35%	1.02%	(0.42)%		(0.24)%	(0.82)%		(0.95)%
Portfolio turnover rate(h)	2%	18%	22%		35%	5%		25%

The notes to the financial statements are an integral part of this report.

21

	Transamerica Asset Allocation – Growth Portfolio
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$15.13	$13.18	$11.78		$10.57	$9.71		$7.86

Investment Operations(c)
From net investment income (loss)	0.15	0.14	(0.05)		(0.02)	(0.08)		(0.08)
From net realized and unrealized gain (loss) on investments	(1.79)	2.48	1.85		1.37	0.94		1.93
Total from investment operations	(1.64)	2.62	1.80		1.35	0.86		1.85

Distributions
Net investment income	—	(0.22)	(0.04)		(0.07)	—		—
Net realized gains on investments	(0.43)	(0.45)	(0.36)		(0.07)	—		—
Total distributions	(0.43)	(0.67)	(0.40)		(0.14)	—		—

Net Asset Value
End of period	$13.06	$15.13	$13.18		$11.78	$10.57		$9.71

Total Return(d)	(10.94)%	20.60%	15.61%		12.82%	8.86%		23.54%

Net Assets End of Period	$1,167,758	$1,270,635	$876,768		$528,211	$356,543		$116,956

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.24%	1.25%	1.26	%(a)	0.93%	0.99	%(p)	1.10%
Before reimbursement/fee waiver	1.24%	1.25%	1.26	%(a)	0.93%	0.99	%(p)	1.25%
Net investment income (loss), to average net assets(f),(g),(j)	2.36%	1.03%	(0.38)%		(0.17)%	(0.78)%		(0.95)%
Portfolio turnover rate(h)	2%	18%	22%		35%	5%		25%

	Transamerica Asset Allocation – Growth Portfolio
	Class R(b)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of period	$15.40	$13.43	$12.36

Investment Operations(c)
From net investment income (loss)	0.18	0.13	0.05
From net realized and unrealized gain (loss) on investments	(1.81)	2.60	1.02
Total from investment operations	(1.63)	2.73	1.07

Distributions
Net investment income	—	(0.31)	—
Net realized gains on investments	(0.43)	(0.45)	—
Total distributions	(0.43)	(0.76)	—

Net Asset Value
End of period	$13.34	$15.40	$13.43

Total Return(d)	(10.68)%	21.20%	8.66%

Net Assets End of Period	$1,070	$884	$85

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.81%	0.68%	0.67	%(a)
Before reimbursement/fee waiver	0.81%	0.68%	0.67	%(a)
Net investment income (loss), to average net assets(f),(g),(j)	2.69%	0.94%	1.08%
Portfolio turnover rate(h)	2%	18%	22%

The notes to the financial statements are an integral part of this report.

22

	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$14.58	$13.05	$11.88		$10.97	$10.13		$8.37

Investment Operations(c)
From net investment income (loss)	0.22	0.33	0.15		0.16	0.05		0.04
From net realized and unrealized gain (loss) on investments	(1.28)	1.86	1.53		1.00	0.87		1.77
Total from investment operations	(1.06)	2.19	1.68		1.16	0.92		1.81

Distributions
Net investment income	(0.19)	(0.34)	(0.20)		(0.20)	(0.08)		(0.05)
Net realized gains on investments	(0.41)	(0.32)	(0.31)		(0.05)	—		—
Total distributions	(0.60)	(0.66)	(0.51)		(0.25)	(0.08)		(0.05)

Net Asset Value
End of period	$12.92	$14.58	$13.05		$11.88	$10.97		$10.13

Total Return(d)	(7.33)%	17.48%	14.59%		10.69%	9.09%		21.79%

Net Assets End of Period	$1,260,585	$1,295,568	$914,835		$560,231	$352,852		$136,295

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.59%	0.60%	0.61	%(a)	0.28%	0.32	%(i)	0.44%
Before reimbursement/fee waiver	0.59%	0.60%	0.61	%(a)	0.28%	0.32	%(i)	0.44%
Net investment income (loss), to average net assets(f),(g),(j)	3.39%	2.42%	1.17%		1.37%	0.45%		0.48%
Portfolio turnover rate(h)	1%	19%	21%		26%	3%		15%

	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$14.45	$12.94	$11.80		$10.90	$10.09		$8.33

Investment Operations(c)
From net investment income (loss)	0.18	0.24	0.06		0.08	(0.02)		(0.02)
From net realized and unrealized gain (loss) on investments	(1.27)	1.85	1.52		1.01	0.85		1.78
Total from investment operations	(1.09)	2.09	1.58		1.09	0.83		1.76

Distributions
Net investment income	(0.10)	(0.26)	(0.13)		(0.14)	(0.02)		—
Net realized gains on investments	(0.41)	(0.32)	(0.31)		(0.05)	—		—
Total distributions	(0.51)	(0.58)	(0.44)		(0.19)	(0.02)		—

Net Asset Value
End of period	$12.85	$14.45	$12.94		$11.80	$10.90		$10.09

Total Return(d)	(7.63)%	16.69%	13.74%		10.05%	8.25%		21.15%

Net Assets End of Period	$585,057	$651,359	$549,040		$428,677	$333,533		$190,621

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.26%	1.27%	1.28	%(a)	0.95%	0.97	%(i)	1.09%
Before reimbursement/fee waiver	1.26%	1.27%	1.28	%(a)	0.95%	0.97	%(i)	1.09%
Net investment income (loss), to average net assets(f),(g),(j)	2.76%	1.78%	0.51%		0.68%	(0.19)%		(0.17)%
Portfolio turnover rate(h)	1%	19%	21%		26%	3%		15%

The notes to the financial statements are an integral part of this report.

23

	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of period	$14.45	$12.95	$11.80		$10.91	$10.09		$8.31

Investment Operations(c)
From net investment income (loss)	0.18	0.24	0.07		0.08	(0.02)		(0.02)
From net realized and unrealized gain (loss) on investments	(1.28)	1.85	1.52		1.01	0.86		1.80
Total from investment operations	(1.10)	2.09	1.59		1.09	0.84		1.78

Distributions
Net investment income	(0.11)	(0.27)	(0.13)		(0.15)	(0.02)		—
Net realized gains on investments	(0.41)	(0.32)	(0.31)		(0.05)	—		—
Total distributions	(0.52)	(0.59)	(0.44)		(0.20)	(0.02)		—

Net Asset Value
End of period	$12.83	$14.45	$12.95		$11.80	$10.91		$10.09

Total Return(d)	(7.66)%	16.74%	13.87%		10.02%	8.35%		21.44%

Net Assets End of Period	$2,053,658	$2,098,087	$1,520,489		$981,156	$675,562		$239,043

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.22%	1.23%	1.24	%(a)	0.90%	0.92	%(i)	1.09%
Before reimbursement/fee waiver	1.22%	1.23%	1.24	%(a)	0.90%	0.92	%(i)	1.09%
Net investment income (loss), to average net assets(f),(g),(j)	2.75%	1.79%	0.55%		0.74%	(0.15)%		(0.17)%
Portfolio turnover rate(h)	1%	19%	21%		26%	3%		15%

	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R(b)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of period	$14.54	$13.05	$12.13

Investment Operations(c)
From net investment income (loss)	0.20	0.24	0.10
From net realized and unrealized gain (loss) on investments	(1.27)	1.93	0.82
Total from investment operations	(1.07)	2.17	0.92

Distributions
Net investment income	(0.17)	(0.36)	—
Net realized gains on investments	(0.41)	(0.32)	—
Total distributions	(0.58)	(0.68)	—

Net Asset Value
End of period	$12.89	$14.54	$13.05

Total Return(d)	(7.44)%	17.31%	7.58%

Net Assets End of Period	$2,441	$1,983	$54

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.74%	0.67%	0.66	%(a)
Before reimbursement/fee waiver	0.74%	0.67%	0.66	%(a)
Net investment income (loss), to average net assets(f),(g),(j)	3.14%	1.80%	2.08%
Portfolio turnover rate(h)	1%	19%	21%

The notes to the financial statements are an integral part of this report.

24

	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2008	October 31, 2007	October 31 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of period	$13.69	$12.64	$11.78		$11.23	$10.42	$8.76

Investment Operations(c)
From net investment income (loss)	0.23	0.36	0.24		0.27	0.12	0.12
From net realized and unrealized gain (loss) on investments	(0.90)	1.40	1.15		0.67	0.84	1.62
Total from investment operations	(0.67)	1.76	1.39		0.94	0.96	1.74

Distributions
Net investment income	(0.28)	(0.37)	(0.28)		(0.33)	(0.15)	(0.08)
Net realized gains on investments	(0.40)	(0.34)	(0.25)		(0.06)	—	—
Total distributions	(0.68)	(0.71)	(0.53)		(0.39)	(0.15)	(0.08)

Net Asset Value
End of period	$12.34	$13.69	$12.64		$11.78	$11.23	$10.42

Total Return(d)	(4.91)%	14.51%	12.22%		8.54%	9.32%	19.98%

Net Assets End of Period	$696,786	$665,013	$471,902		$329,797	$232,748	$116,102

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.58%	0.59%	0.58	%(a)	0.26%	0.28%	0.37%
Before reimbursement/fee waiver	0.58%	0.59%	0.58	%(a)	0.26%	0.28%	0.37%
Net investment income (loss), to average net assets(f),(g),(j)	3.71%	2.83%	1.98%		2.31%	1.13%	1.22%
Portfolio turnover rate(h)	2%	23%	22%		19%	1%	18%

	Transamerica Asset Allocation – Moderate Portfolio
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of period	$13.59	$12.55	$11.70		$11.16	$10.37	$8.71

Investment Operations(c)
From net investment income (loss)	0.19	0.28	0.16		0.18	0.05	0.05
From net realized and unrealized gain (loss) on investments	(0.90)	1.39	1.15		0.68	0.83	1.63
Total from investment operations	(0.71)	1.67	1.31		0.86	0.88	1.68

Distributions
Net investment income	(0.18)	(0.28)	(0.21)		(0.26)	(0.09)	(0.02)
Net realized gains on investments	(0.40)	(0.34)	(0.25)		(0.06)	—	—
Total distributions	(0.58)	(0.62)	(0.46)		(0.32)	(0.09)	(0.02)

Net Asset Value
End of period	$12.30	$13.59	$12.55		$11.70	$11.16	$10.37

Total Return(d)	(5.21)%	13.73%	11.50%		7.81%	8.62%	19.39%

Net Assets End of Period	$325,951	$357,175	$336,385		$295,649	$261,772	$183,148

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.24%	1.25%	1.25	%(a)	0.92%	0.93%	1.02%
Before reimbursement/fee waiver	1.24%	1.25%	1.25	%(a)	0.92%	0.93%	1.02%
Net investment income (loss), to average net assets(f),(g),(j)	3.14%	2.21%	1.31%		1.61%	0.48%	0.57%
Portfolio turnover rate(h)	2%	23%	22%		19%	1%	18%

The notes to the financial statements are an integral part of this report.

25

	Transamerica Asset Allocation – Moderate Portfolio
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of period	$13.58	$12.55	$11.70		$11.17	$10.37	$8.71

Investment Operations(c)
From net investment income (loss)	0.19	0.28	0.16		0.19	0.05	0.05
From net realized and unrealized gain (loss) on investments	(0.90)	1.39	1.14		0.67	0.84	1.63
Total from investment operations	(0.71)	1.67	1.30		0.86	0.89	1.68

Distributions
Net investment income	(0.20)	(0.30)	(0.21)		(0.27)	(0.09)	(0.02)
Net realized gains on investments	(0.40)	(0.34)	(0.25)		(0.06)	—	—
Total distributions	(0.60)	(0.64)	(0.46)		(0.33)	(0.09)	(0.02)

Net Asset Value
End of period	$12.27	$13.58	$12.55		$11.70	$11.17	$10.37

Total Return(d)	(5.23)%	13.86%	11.46%		7.85%	8.67%	19.39%

Net Assets End of Period	$1,164,256	$1,159,220	$905,061		$678,783	$518,527	$201,774

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.20%	1.21%	1.22	%(a)	0.89%	0.89%	1.02%
Before reimbursement/fee waiver	1.20%	1.21%	1.22	%(a)	0.89%	0.89%	1.02%
Net investment income (loss), to average net assets(f),(g),(j)	3.13%	2.22%	1.35%		1.67%	0.50%	0.57%
Portfolio turnover rate(h)	2%	23%	22%		19%	1%	18%

	Transamerica Asset Allocation – Moderate Portfolio
	Class R(b)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of period	$13.65	$12.64	$11.86

Investment Operations(c)
From net investment income (loss)	0.21	0.31	0.13
From net realized and unrealized gain (loss) on investments	(0.88)	1.42	0.65
Total from investment operations	(0.67)	1.73	0.78

Distributions
Net investment income	(0.23)	(0.38)	—
Net realized gains on investments	(0.40)	(0.34)	—
Total distributions	(0.63)	(0.72)	—

Net Asset Value
End of period	$12.35	$13.65	$12.64

Total Return(d)	(4.94)%	14.31%	6.58%

Net Assets End of Period	$697	$610	$53

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.82%	0.72%	0.66	%(a)
Before reimbursement/fee waiver	0.82%	0.72%	0.66	%(a)
Net investment income (loss), to average net assets(f),(g),(j)	3.45%	2.44%	2.73%
Portfolio turnover rate(h)	2%	23%	22%

The notes to the financial statements are an integral part of this report.

26

	Transamerica Multi-Manager Alternative Strategies Portfolio(k)
	Class A
	April 30, 2008		October 31, 2007

Net Asset Value
Beginning of period	$10.78		$10.00

Investment Operations(c)
From net investment income (loss)	0.19		0.05
From net realized and unrealized gain (loss) on investments	(0.26)		0.73
Total from investment operations	(0.07)		0.78

Distributions
Net investment income	(0.25)		—
Net realized gains on investments	—		—
Total distributions	(0.25)		—

Net Asset Value
End of period	$10.46		$10.78

Total Return(d)	(0.55)%		7.80%

Net Assets End of Period	$85,532		$38,870

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.90	%(m)	0.90%
Before reimbursement/fee waiver	0.90	%(m)	1.29%
Net investment income (loss), to average net assets(f),(g),(j)	3.76%		0.58%
Portfolio turnover rate(h)	—	%(n)	—	%(n)

	Transamerica Multi-Manager Alternative Strategies Portfolio(k)
	Class C
	April 30, 2008		October 31, 2007

Net Asset Value
Beginning of period	$10.72		$10.00

Investment Operations(c)
From net investment income (loss)	0.17		(0.01)
From net realized and unrealized gain (loss) on investments	(0.27)		0.73
Total from investment operations	(0.10)		0.72

Distributions
Net investment income	(0.22)		—
Net realized gains on investments	—		—
Total distributions	(0.22)		—

Net Asset Value
End of period	$10.40		$10.72

Total Return(d)	(0.83)%		7.20%

Net Assets End of Period	$88,505		$49,306

Ratio and Supplemental Data

Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.55	(m)%	1.55%
Before reimbursement/fee waiver	1.55	(m)%	1.99%
Net investment income (loss), to average net assets(f),(g),(j)	3.31%		(0.07)%
Portfolio turnover rate(h)	—	%(n)	—	%(n)

The notes to the financial statements are an integral part of this report.

27

	Transamerica Multi-Manager International Portfolio(l)
	Class A
	April 30, 2008	October 31, 2007		October 31, 2006

Net Asset Value
Beginning of period	$13.24	$10.63		$10.00

Investment Operations(c)
From net investment income (loss)	0.32	0.32	(q)	(0.04)
From net realized and unrealized gain (loss) on investments	(1.70)	2.87	(q)	0.67
Total from investment operations	(1.38)	3.19		0.63

Distributions
Net investment income	(0.32)	(0.58)		—
Net realized gains on investments	(0.09)	—		—
Total distributions	(0.41)	(0.58)		—

Net Asset Value
End of period	$11.45	$13.24		$10.63

Total Return(d)	(10.44)%	31.30%		6.30%

Net Assets End of Period	$189,714	$178,422		$58,142

Ratio and Supplemental Data
Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	0.62%	0.65%		0.80%
Before reimbursement/fee waiver	0.62%	0.65%		0.88%
Net investment income (loss), to average net assets(f),(g),(j)	5.70%	2.87	%(q)	(0.67)%
Portfolio turnover rate(h)	1%	1%		1%

	Transamerica Multi-Manager International Portfolio(l)
	Class B
	April 30, 2008	October 31, 2007		October 31, 2006

Net Asset Value
Beginning of period	$13.13	$10.59		$10.00

Investment Operations(c)
From net investment income (loss)	0.28	0.23	(q)	(0.09)
From net realized and unrealized gain (loss) on investments	(1.68)	2.86	(q)	0.68
Total from investment operations	(1.40)	3.09		0.59

Distributions
Net investment income	(0.25)	(0.55)		—
Net realized gains on investments	(0.09)	—		—
Total distributions	(0.34)	(0.55)		—

Net Asset Value
End of period	$11.39	$13.13		$10.59

Total Return(d)	(10.71)%	30.32%		5.90%

Net Assets End of Period	$29,770	$30,060		$9,849

Ratio and Supplemental Data
Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.38%	1.43%		1.45%
Before reimbursement/fee waiver	1.38%	1.43%		1.69%
Net investment income (loss), to average net assets(f),(g),(j)	4.96%	1.98	%(q)	(1.32)%
Portfolio turnover rate(h)	1%	1%		1%

The notes to the financial statements are an integral part of this report.

28

	Transamerica Multi-Manager International Portfolio(l)
	Class C
	April 30, 2008	October 31, 2007		October 31, 2006

Net Asset Value
Beginning of period	$13.13	$10.58		$10.00

Investment Operations(c)
From net investment income (loss)	0.28	0.24	(q)	(0.09)
From net realized and unrealized gain (loss) on investments	(1.68)	2.86	(q)	0.67
Total from investment operations	(1.40)	3.10		0.58

Distributions
Net investment income	(0.26)	(0.55)		—
Net realized gains on investments	(0.09)	—		—
Total distributions	(0.35)	(0.55)		—

Net Asset Value
End of period	$11.38	$13.13		$10.58

Total Return(d)	(10.67)%	30.45%		5.80%

Net Assets End of Period	$257,287	$250,419		$76,650

Ratio and Supplemental Data
Expenses to average net assets:(e),(f)
After reimbursement/fee waiver	1.28%	1.31%		1.45%
Before reimbursement/fee waiver	1.28%	1.31%		1.53%
Net investment income (loss), to average net assets(f),(g),(j)	5.02%	2.08	%(q)	(1.32)%
Portfolio turnover rate(h)	1%	1%		1%

(a)       On November 15, 2005, the Fund was authorized under the 12b-1 plan to pay fees on each class up to the following limits: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(b)       Class R was offered for investment on June 15, 2006.

(c)        Per share information is calculated based on average shares outstanding.

(d)       Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(e)        Does not include expenses of the underlying investment companies in which the Fund invests.

(f)           Annualized for periods less than one year.

(g)       Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)       Not annualized.

(i)          Ratios of expenses after reimbursement/fee waiver and before reimbursement/fee waiver to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B, and Class C, respectively (See note 2).

(j)           Ratios of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any (See note 1).  The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class R, respectively.

(k)       Transamerica Multi-Manager Alternative Strategies Portfolio commenced operations on December 28, 2006.

(l)          Transamerica Multi-Manager International Portfolio commenced operations on March 1, 2006.

(m)     Ratios of expenses after reimbursement/fee waiver and before reimbursement/fee waiver to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.14% and 0.13% for Class A and Class C, respectively (See note 2).

(n)       Amount rounds to less than 1%.

(o)       Class C was offered for investment on November 11, 2002.

(p)       Ratios of expenses after reimbursement/fee waiver and before reimbursement/fee waiver to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.05%, 0.05% and 0.05% for Class A, Class B, and Class C, respectively (See note 2).

(q)       Revised to properly reflect net investment income (loss) and net realized and unrealized gain (loss) on investments. Total investment operations were not impacted.

The notes to the financial statements are an integral part of this report.

29

NOTES TO FINANCIAL STATEMENTS

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING  POLICIES

Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Transamerica Asset Allocation–Conservative Portfolio, Transamerica Asset Allocation–Growth Portfolio, Transamerica Asset Allocation–Moderate Growth Portfolio, Transamerica Asset Allocation–Moderate Portfolio, Transamerica Multi–Manager Alternative Strategies Portfolio, and Transamerica Multi–Manager International Portfolio, (each, a “Fund”, and collectively, the “Funds”), are part of Transamerica Funds.

Effective March 1, 2008, Transamerica IDEX Mutual Funds changed its name to Transamerica Funds.  Also effective on March 1, 2008, TA IDEX Asset Allocation–Conservative Portfolio changed its name to Transamerica Asset Allocation–Conservative Portfolio; TA IDEX Asset Allocation–Growth Portfolio changed its name to Transamerica Asset Allocation–Growth Portfolio; TA IDEX Asset Allocation–Moderate Growth Portfolio changed its name to Transamerica Asset Allocation–Moderate Growth Portfolio; TA IDEX Asset Allocation–Moderate Portfolio changed its name to Transamerica Asset Allocation–Moderate Portfolio; TA IDEX Multi–Manager Alternative Strategies Fund changed its name to Transamerica Multi–Manager Alternative Strategies Portfolio; and TA IDEX Multi–Manager International Fund changed its name to Transamerica Multi–Manager International Portfolio.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income and expenses: The Funds, with the exception of Transamerica Multi–Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio, currently offer four classes of shares, Class A, Class B, Class C, and Class R, each with a public offering price that reflects different sales charges, if any, and expense levels.  Transamerica Multi–Manager International Portfolio currently offers three classes of shares, Class A, Class B, and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Transamerica Multi–Manager Alternative Strategies Portfolio currently offers two classes of shares, Class A and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels.  Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: Each Fund may leave cash overnight in its cash account with the custodian, State Street Bank & Trust Company (“State Street”).  State Street has been contracted on behalf of the Funds to invest the excess cash into their savings accounts, which at April 30, 2008 were paying an interest rate of 1.10%.

Throughout the year, the Funds may have cash overdraft balances.  A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) New York Stock Exchange (“NYSE”) trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period ended April 30, 2008, the Funds received redemption fees, which are located in the Funds’ Statements of Changes in Net Assets.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations.

NOTE 2.   RELATED PARTY TRANSACTIONS

Transamerica Asset Management, Inc (“TAM”) is the Funds’ investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent.  Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter.  TAM, TFS, and TCI are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

Transamerica Investment Management, LLC (“TIM”) is an affiliate of the Funds and a sub-adviser to other funds within Transamerica Funds.

30

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. – (continued)

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following rates or breakpoints:

Fund	Rate of ANA
Transamerica Asset Allocation - Conservative Portfolio	0.10% of ANA
Transamerica Asset Allocation - Growth Portfolio	0.10% of ANA
Transamerica Asset Allocation - Moderate Growth Portfolio	0.10% of ANA
Transamerica Asset Allocation - Moderate Portfolio	0.10% of ANA
Transamerica Multi-Manager Alternative Strategies Portfolio	0.20% of the first $500 million of ANA 0.19% of the next $500 million of ANA 0.18% of ANA over $1 billion
Transamerica Multi-Manager International Portfolio	0.10% of ANA

TAM has contractually agreed to waive its advisory fees and will reimburse the Funds to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica Asset Allocation - Conservative Portfolio	0.45%
Transamerica Asset Allocation - Growth Portfolio	0.45
Transamerica Asset Allocation - Moderate Growth Portfolio	0.45
Transamerica Asset Allocation - Moderate Portfolio	0.45
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55
Transamerica Multi-Manager International Portfolio*	0.45

*This Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses.  The following Fund had an amount available to recapture at October 31, 2007:

Transamerica Multi-Manager Alternative Strategies Portfolio	Reimbursement of Class Expenses	Available for Recapture Through

Fiscal Year 2007:		10/31/2010
Class A	$54
Class C	75

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. The Funds are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.35% for Class A; 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R.

In the case the Funds or a class of shares of the Funds is closed to new investors or investments, the Funds are authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the period ended April 30, 2008, the underwriter commissions were as follows:

Transamerica Asset Allocation – Conservative Portfolio
Received by Underwriter	$1,372
Retained by Underwriter	233
Contingent Deferred Sales Charge	195

Transamerica Asset Allocation – Growth Portfolio
Received by Underwriter	$2,803
Retained by Underwriter	437
Contingent Deferred Sales Charge	422

Transamerica Asset Allocation – Moderate Growth Portfolio
Received by Underwriter	$5,389
Retained by Underwriter	875
Contingent Deferred Sales Charge	856

Transamerica Asset Allocation – Moderate Portfolio
Received by Underwriter	$2,734
Retained by Underwriter	453
Contingent Deferred Sales Charge	378

Transamerica Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$574
Retained by Underwriter	92
Contingent Deferred Sales Charge	21

Transamerica Multi-Manager International Portfolio
Received by Underwriter	$622
Retained by Underwriter	97
Contingent Deferred Sales Charge	94

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following for the period ended April 30, 2008:

Fund	Fees
Transamerica Asset Allocation – Conservative Portfolio	$296
Transamerica Asset Allocation – Growth Portfolio	1,315
Transamerica Asset Allocation – Moderate Growth Portfolio	1,818
Transamerica Asset Allocation – Moderate Portfolio	838
Transamerica Multi-Manager Alternative Strategies Portfolio	57
Transamerica Multi-Manager International Portfolio	257

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee

31

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds, including the Funds, or investment options under Transamerica Partners Funds Group II, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unfunded and unsecured claim against the general assets of all series of Transamerica Funds. The pro rata liability to the Funds of all deferred fees in the Plan amounted, as of April 30, 2008, to the following:

Fund	Deferred Fees
Transamerica Asset Allocation – Conservative Portfolio	$15
Transamerica Asset Allocation – Growth Portfolio	23
Transamerica Asset Allocation – Moderate Growth Portfolio	49
Transamerica Asset Allocation – Moderate Portfolio	37
Transamerica Multi-Manager Alternative Strategies Portfolio	—	(a)
Transamerica Multi-Manager International Portfolio	(1)

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

The amounts shall be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

For the period ended April 30, 2008, the amounts related to the Emeritus Plan were as follows:

Fund	Emeritus Fees Due
Transamerica Asset Allocation – Conservative Portfolio	$7
Transamerica Asset Allocation – Growth Portfolio	19
Transamerica Asset Allocation – Moderate Growth Portfolio	35
Transamerica Asset Allocation – Moderate Portfolio	22
Transamerica Multi-Manager Alternative Strategies Portfolio	—
Transamerica Multi-Manager International Portfolio	1

As of April 30, 2008, the payments made related to the Emeritus Plan were as follows:

Fund	Emeritus Payments
Transamerica Asset Allocation – Conservative Portfolio	$20
Transamerica Asset Allocation – Growth Portfolio	54
Transamerica Asset Allocation – Moderate Growth Portfolio	100
Transamerica Asset Allocation – Moderate Portfolio	61
Transamerica Multi-Manager Alternative Strategies Portfolio	—
Transamerica Multi-Manager International Portfolio	3

(a) Rounds to less than $1

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Funds shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

Brokerage commissions: There were no brokerage commissions incurred by the Funds on security transactions placed with affiliates of the sub-advisers for the period ended April 30, 2008.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2008 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Asset Allocation – Conservative Portfolio	$175,491	$—	$9,793	$—
Transamerica Asset Allocation – Growth Portfolio	230,499	—	39,113	—
Transamerica Asset Allocation – Moderate Growth Portfolio	396,397	—	52,713	—
Transamerica Asset Allocation – Moderate Portfolio	241,564	—	38,695	—
Transamerica Multi-Manager Alternative Strategies Portfolio	89,571	—	71	—
Transamerica Multi-Manager International Portfolio	120,196	—	6,536	—

NOTE 4. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to

32

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of April 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

33

TRANSAMERICA ASSET ALLOCATION - CONSERVATIVE PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Conservative Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance was approximately above the median for the 1-, 3- and 5-year periods relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are below the median of the Fund’s peer group and peer universe, and the total expenses are above the median for the peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints since a flat fee is charged at all asset levels.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

34

TRANSAMERICA ASSET ALLOCATION – GROWTH PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Growth Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance slightly trailed the median for the 1-year period and was above the median for the 3- and 5-year periods relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are below the median of the Fund’s peer group and peer universe, and the total expenses are slightly above the median for the peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints since a flat fee is charged at all asset levels.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

35

TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance was approximately at the median for the 1-year period and above the median for the 3- and 5-year periods relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are at or below the median of the Fund’s peer group and peer universe, and that the Fund’s total expenses were above the median of the peer group and universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints since a flat fee is charged at all asset levels.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

36

TRANSAMERICA ASSET ALLOCATION – MODERATE PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Moderate Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance was below the median for the 1-year period and above the median for the 3- and 5-year periods relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are below the median of the Fund’s peer universe, and that the Fund’s total expenses were above the median of the peer group and universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints since a flat fee is charged at all asset levels.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

37

TRANSAMERICA MULTI-MANAGER INTERNATIONAL PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Manager International Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s date of inception was in March 2006.  The Board noted that the Fund’s performance was above the median for the 1-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are below the median of the Fund’s peer group and peer universe, and that the Fund’s total expenses were above the median of the peer group and universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints since a flat fee is charged at all asset levels.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

38

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

39

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Open Funds

Semi-Annual Report

April 30, 2008

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds (“Transamerica Funds” or the “Trust”), we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been volatile over the past six months as investors have digested a material slowdown in GDP growth, housing recession, credit crisis, and rising oil and food prices.  In this environment, many funds have struggled to produce positive returns.  Investors have flocked to money market instruments and Treasuries in a flight to quality.  The Federal Reserve has been aggressive in lowering the federal funds rate from 4.50% in November to 2.00% at the end of April.  The rate reductions by the Federal Reserve signaled an effort to inject liquidity and stability to the markets which have been adversely affected by credit conditions and a weakening economy.  For the six months ended April 30, 2008, the Dow Jones Industrial Average returned -6.79%, the Standard & Poor’s 500 Index returned -9.64%, and the Lehman Aggregate Bond Index returned 4.08%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Transamerica Balanced

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$912.46	1.51%	$7.18
Hypothetical (b)	1,000.00	1,017.35	1.51	7.57
Class B
Actual	1,000.00	909.23	2.17	10.30
Hypothetical (b)	1,000.00	1,014.07	2.17	10.87
Class C
Actual	1,000.00	909.65	2.10	9.97
Hypothetical (b)	1,000.00	1,014.42	2.10	10.52

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

Transamerica Funds	Semi-Annual Report 2008

3

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.9%)
U.S. Treasury Bond
4.50%, due 02/15/2036	$140	$140
4.75%, due 02/15/2037	1,255	1,308
5.00%, due 05/15/2037	1,474	1,598
8.00%, due 11/15/2021	150	206
U.S. Treasury Note
1.75%, due 03/31/2010 ^	2,060	2,041
2.00%, due 02/28/2010 ^	587	584
3.50%, due 02/15/2018	170	166
Total U.S. Government Obligations (cost $6,053)		6,043

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.8%)
Fannie Mae
5.00%, due 04/25/2034	700	686
Freddie Mac
4.25%, due 10/15/2026	978	981
5.00%, due 10/15/2030	1,700	1,699
5.35%, due 11/14/2011	1,070	1,086
Total U.S. Government Agency Obligations (cost $4,389)		4,452

MORTGAGE-BACKED SECURITIES (2.4%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	750	723
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	739	723
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	750	730
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	680	656
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	734	726
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049 §	245	125
Total Mortgage-Backed Securities (cost $3,880)		3,683

ASSET-BACKED SECURITIES (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	605	610
Total Asset-Backed Securities (cost $605)		610

CORPORATE DEBT SECURITIES (20.9%)
Aerospace & Defense (0.7%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	386	381
Honeywell International, Inc.
6.13%, due 11/01/2011	660	704
Airlines (0.2%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	270	262
Beverages (0.6%)
Diageo Capital PLC
5.75%, due 10/23/2017	458	467
Sabmiller PLC -144A
6.20%, due 07/01/2011	460	475
Capital Markets (0.9%)
Lazard Group
7.13%, due 05/15/2015	385	370
Lehman Brothers Holdings, Inc.
6.50%, due 07/19/2017	363	357
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	475	462
Morgan Stanley
6.63%, due 04/01/2018	255	264
Chemicals (1.7%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	792
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,347
PPG Industries, Inc.
5.75%, due 03/15/2013	500	513
Commercial Banks (2.0%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž ¡	395	401
General Electric Capital Corp.
4.80%, due 05/01/2013	425	427
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	285	210
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	353	351
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	500	519
PNC Bank NA
6.88%, due 04/01/2018	270	279
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ¡	240	216
Wachovia Corp.
5.50%, due 05/01/2013	330	331
Wells Fargo Bank NA
5.75%, due 05/16/2016	300	311
Construction Materials (0.1%)
Lafarge SA
7.13%, due 07/15/2036	255	238

The notes to the financial statements are an integral part of this report.

4

	Principal	Value
Consumer Finance (0.9%)
Discover Financial Services
3.43%, due 06/11/2010 *	$432	$431
John Deere Capital Corp.
4.40%, due 07/15/2009	1,000	1,007
Diversified Financial Services (1.9%)
Bank of America Corp.
5.75%, due 12/01/2017	390	397
Citigroup, Inc.
5.50%, due 04/11/2013	495	498
Glencore Funding LLC -144A
6.00%, due 04/15/2014	292	279
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡	239	212
Mizuho Preferred Capital Co. LLC -144A
8.79%, due 12/29/2049 Ž	1,100	1,104
Pemex Finance, Ltd.
9.03%, due 02/15/2011	510	544
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.13%, due 09/15/2009	304	305
Electric Utilities (0.2%)
Southern California Edison Co.
5.95%, due 02/01/2038	240	242
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	290	309
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
5.50%, due 03/15/2017	494	504
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	500	531
Food Products (1.2%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	250	222
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	930	932
Cargill, Inc. -144A
5.60%, due 09/15/2012	225	227
General Mills, Inc.
5.20%, due 03/17/2015	245	246
Michael Foods, Inc.
8.00%, due 11/15/2013	320	311
Hotels, Restaurants & Leisure (0.7%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	300	265
McDonald’s Corp.
5.80%, due 10/15/2017	425	445
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	352	368
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	250	273
Industrial Conglomerates (0.6%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	950	971
Insurance (0.1%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	270	236
Machinery (0.3%)
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	392	401
Media (1.1%)
Comcast Corp.
7.05%, due 03/15/2033	325	340
Historic TW, Inc.
9.13%, due 01/15/2013	485	545
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	425	427
News America Holdings, Inc.
7.75%, due 12/01/2045	392	438
Metals & Mining (0.3%)
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	400	402
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	200	208
Target Corp.
7.00%, due 01/15/2038	242	260
Multi-Utilities (0.3%)
Sempra Energy
4.75%, due 05/15/2009	480	481
Oil, Gas & Consumable Fuels (2.4%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	570	575
Kinder Morgan Energy Partners, LP
7.50%, due 11/01/2010	455	483
Petrobras International Finance Co.
5.88%, due 03/01/2018	410	408
PetroHawk Energy Corp.
9.13%, due 07/15/2013	360	381
Southern Union Co.
6.15%, due 08/16/2008	926	928
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	300	255
Valero Logistics Operations, LP
6.88%, due 07/15/2012	710	711
Real Estate Investment Trusts (1.7%)
BRE Properties, Inc.
5.75%, due 09/01/2009	1,115	1,112
iStar Financial, Inc.
4.88%, due 01/15/2009	275	259
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	781	764

The notes to the financial statements are an integral part of this report.

5

	Principal	Value
Real Estate Investment Trusts (continued)
Westfield Group -144A
5.40%, due 10/01/2012	$520	$513
Real Estate Management & Development (0.4%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	569	550
Road & Rail (0.4%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017	335	303
Union Pacific Corp.
5.70%, due 08/15/2018	350	354
Software (0.3%)
Oracle Corp.
5.75%, due 04/15/2018	401	408
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	200	200
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	360	288
Total Corporate Debt Securities (cost $32,852)		32,530

	Shares	Value
COMMON STOCKS (69.5%)
Aerospace & Defense (1.5%)
Boeing Co.	28,000	2,376
Air Freight & Logistics (2.4%)
Expeditors International of Washington, Inc.	80,000	3,727
Auto Components (4.3%)
BorgWarner, Inc.	68,000	3,342
Johnson Controls, Inc.	96,000	3,385
Automobiles (1.3%)
Daimler AG ^	27,000	2,090
Biotechnology (1.5%)
Gilead Sciences, Inc. ‡	46,000	2,381
Capital Markets (5.5%)
Ameriprise Financial, Inc.	30,000	1,425
BlackRock, Inc. -Class A ^	8,000	1,614
Charles Schwab Corp.	80,000	1,728
Merrill Lynch & Co., Inc.	35,000	1,744
T. Rowe Price Group, Inc.	36,000	2,108
Chemicals (1.1%)
Sigma-Aldrich Corp.	30,000	1,711
Communications Equipment (3.8%)
Qualcomm, Inc.	80,000	3,455
Research In Motion, Ltd. ‡	20,000	2,433
Computers & Peripherals (4.3%)
Apple, Inc. ‡	38,000	6,610
Construction & Engineering (5.0%)
Jacobs Engineering Group, Inc. ‡	90,000	7,770
Consumer Finance (1.5%)
American Express Co.	50,000	2,401
Diversified Financial Services (2.6%)
CME Group, Inc. -Class A	8,700	3,980
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	85,000	3,271
Electronic Equipment & Instruments (2.0%)
Tyco Electronics, Ltd.	85,000	3,180
Energy Equipment & Services (1.2%)
Schlumberger, Ltd.	18,000	1,810
Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	25,000	1,781
Health Care Equipment & Supplies (2.2%)
Becton Dickinson & Co.	18,000	1,609
Varian Medical Systems, Inc. ‡	40,000	1,875
Industrial Conglomerates (1.7%)
General Electric Co.	80,000	2,616
Internet & Catalog Retail (1.0%)
Amazon.Com, Inc. ‡	20,000	1,573
Internet Software & Services (2.6%)
Google, Inc. -Class A ‡	7,000	4,020
Machinery (9.0%)
Caterpillar, Inc.	55,000	4,503
Kennametal, Inc.	128,600	4,472
PACCAR, Inc.	105,000	4,969
Media (0.5%)
McGraw-Hill Cos., Inc.	20,000	820
Multiline Retail (1.3%)
Nordstrom, Inc. ^	55,000	1,939
Pharmaceuticals (1.6%)
Allergan, Inc.	45,000	2,537
Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	26,000	2,666
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	111,000	2,471
Software (2.8%)
Microsoft Corp.	85,000	2,424
Salesforce.Com, Inc. ‡	30,000	2,002
Trading Companies & Distributors (2.2%)
WW Grainger, Inc. ^	38,500	3,338
Total Common Stocks (cost $85,642)		108,156

Total Securities Lending Collateral (cost $11,678) q		11,678

Total Investment Securities (cost $145,099) #		$167,152

The notes to the financial statements are an integral part of this report.

6

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $11,402.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2008.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. At April 30, 2008, these securities aggregated $125 or 0.08% of the Fund’s net assets.
q

Cash collateral for the Repurchase Agreements, valued at $2,187, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $145,099. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,171 and $3,118, respectively. Net unrealized appreciation for tax purposes is $22,053.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $8,167 or 5.25% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

7

Transamerica Convertible Securities

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$904.77	1.29%	$6.11
Hypothetical (b)	1,000.00	1,018.45	1.29	6.47
Class B
Actual	1,000.00	901.77	2.01	9.50
Hypothetical (b)	1,000.00	1,014.87	2.01	10.07
Class C
Actual	1,000.00	901.83	1.92	9.08
Hypothetical (b)	1,000.00	1,015.32	1.92	9.62
Class I
Actual	1,000.00	907.00	0.84	3.98
Hypothetical (b)	1,000.00	1,020.69	0.84	4.22

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

8

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (5.99%)
Capital Markets (1.7%)
Credit Suisse USA, Inc., 5.50%	36,010	$2,734
Chemicals (1.7%)
Celanese Corp., 4.25%	49,700	2,839
Insurance (1.7%)
MetLife, Inc., 6.38%	94,770	2,819
Oil, Gas & Consumable Fuels (0.8%)
Dune Energy, Inc. -144A
10.00%, due 02/01/2010 ¡	1,513	1,244
Total Convertible Preferred Stocks (cost $7,001)		9,636

	Principal	Value
CONVERTIBLE BONDS (88.3%)
Aerospace & Defense (6.0%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	$3,569	5,090
Lockheed Martin Corp., 2.43% *	3,260	4,747
Beverages (2.9%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013 ^	3,800	4,783
Biotechnology (3.2%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013 ^	3,575	5,238
Capital Markets (12.1%)
BlackRock, Inc.
2.63%, due 02/15/2035	2,505	5,072
Citigroup Funding, Inc.
0.25%, due 02/09/2015	4,700	4,678
Eksportfinans
0.25%, due 07/30/2014 §	4,488	4,311
Goldman Sachs Group, Inc. -144A
0.25%, due 01/25/2017 §	3,550	5,920
Commercial Banks (6.6%)
Credit Suisse/New York
13.00%, due 08/01/2008	11,800	4,125
Wachovia Bank NA -144A
0.25%, due 01/30/2014 §	2,880	6,832
Commercial Services & Supplies (1.6%)
Covanta Holding Corp.
1.00%, due 02/01/2027	2,445	2,628
Computers & Peripherals (3.5%)
EMC Corp.
1.75%, due 12/01/2013	4,832	5,786
Diversified Financial Services (6.4%)
Allegro Investment Corp. SA -144A
0.25%, due 06/06/2017	3,108	3,480
NASDAQ Omx Group -144A
2.50%, due 08/15/2013	3,610	3,583
WMT Debt Exchangeable Trust -144A
0.25%, due 05/02/2013 §	317	3,533
Electrical Equipment (4.7%)
Sunpower Corp.
1.25%, due 02/15/2027	2,125	3,514
Suntech Power Holdings Co., Ltd.
0.25%, due 02/15/2012	3,725	4,270
Electronic Equipment & Instruments (2.4%)
Itron, Inc.
2.50%, due 08/01/2026	2,452	3,883
Energy Equipment & Services (7.6%)
Core Laboratories, LP
0.25%, due 10/31/2011	2,830	3,973
Schlumberger, Ltd.
2.13%, due 06/01/2023	1,452	3,672
Transocean, Inc.
1.50%, due 12/15/2037	4,300	4,837
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	2,587	4,188
Health Care Equipment & Supplies (5.8%)
Hologic, Inc.
2.00%, due 12/15/2037	4,700	4,635
Kinetic Concepts, Inc. -144A
3.25%, due 04/15/2015	4,800	4,840
Machinery (2.2%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	4,157	3,622
Media (2.2%)
Lamar Advertising Co. -Class B
2.88%, due 12/31/2010 ^	3,608	3,689
Oil, Gas & Consumable Fuels (2.5%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037	2,980	4,180
Pharmaceuticals (2.4%)
Allergan, Inc.
1.50%, due 04/01/2026	3,622	3,989
Road & Rail (3.9%)
CSX Corp.
Zero Coupon, due 10/30/2021	2,910	6,497
Software (5.5%)
Informatica Corp.
3.00%, due 03/15/2026	3,765	3,963
Macrovision Solutions Corp.
2.63%, due 08/15/2011	3,875	3,453
Nuance Communications, Inc.
2.75%, due 08/15/2027 ^	1,350	1,718
Specialty Retail (2.5%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026	3,830	4,165
Wireless Telecommunication Services (1.8%)
NII Holdings, Inc.
2.75%, due 08/15/2025	823	955

The notes to the financial statements are an integral part of this report.

9

	Principal	Value

Wireless Telecommunication Services (continued)
NII Holdings, Inc. -144A
3.13%, due 06/15/2012	$2,304	$1,924
Total Convertible Bonds (cost $129,118)		145,773

Total Securities Lending Collateral (cost $11,568) q		11,568

Total Investment Securities (cost $147,687) #		$166,977

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $11,207.
*	Floating or variable rate security. Rate is listed as of April 30, 2008.
¡	Payment in Kind.
§	Illiquid. At April 30, 2008, these securities aggregated $20,596 or 12.48% of the Fund’s net assets.
q

Cash collateral for the Repurchase Agreements, valued at $2,166, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $147,687. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,632 and $3,342, respectively. Net unrealized appreciation for tax purposes is $19,290.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $31,356 or 19.00% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

10

Transamerica Equity

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$882.35	1.37%	$6.41
Hypothetical (b)	1,000.00	1,018.05	1.37	6.87
Class B
Actual	1,000.00	878.84	2.17	10.14
Hypothetical (b)	1,000.00	1,014.07	2.17	10.87
Class C
Actual	1,000.00	879.16	2.04	9.53
Hypothetical (b)	1,000.00	1,014.72	2.04	10.22
Class I
Actual	1,000.00	884.71	0.76	3.56
Hypothetical (b)	1,000.00	1,021.08	0.76	3.82
Class T
Actual	1,000.00	884.58	0.89	4.17
Hypothetical (b)	1,000.00	1,020.44	0.89	4.47

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

11

Transamerica Equity

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Aerospace & Defense (5.6%)
Boeing Co.	430,200	$36,507
Raytheon Co.	850,000	54,374
Air Freight & Logistics (2.6%)
Expeditors International of Washington, Inc.	927,000	43,189
Auto Components (3.3%)
Johnson Controls, Inc.	1,515,200	53,426
Automobiles (3.0%)
Daimler AG ^	630,000	48,775
Biotechnology (3.5%)
Gilead Sciences, Inc. ‡	1,100,000	56,936
Capital Markets (5.6%)
Ameriprise Financial, Inc.	645,000	30,631
State Street Corp.	500,000	36,070
T. Rowe Price Group, Inc.	410,000	24,010
Chemicals (9.5%)
Ecolab, Inc.	670,000	30,793
Praxair, Inc.	1,000,000	91,310
Sigma-Aldrich Corp.	570,000	32,502
Communications Equipment (7.9%)
Qualcomm, Inc.	920,000	39,735
Research In Motion, Ltd. ‡	735,000	89,398
Computers & Peripherals (6.3%)
Apple, Inc. ‡	590,000	102,630
Construction & Engineering (5.2%)
Jacobs Engineering Group, Inc. ‡	991,700	85,613
Consumer Finance (2.8%)
American Express Co.	950,000	45,619
Diversified Financial Services (3.2%)
CME Group, Inc. -Class A ^	115,000	52,607
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	980,000	37,936
Electronic Equipment & Instruments (3.4%)
Tyco Electronics, Ltd.	1,475,000	55,180
Energy Equipment & Services (2.4%)
Schlumberger, Ltd.	390,000	39,214
Health Care Equipment & Supplies (3.1%)
Becton Dickinson & Co.	180,000	16,092
Varian Medical Systems, Inc. ‡	745,000	34,926
Industrial Conglomerates (3.0%)
General Electric Co.	1,500,000	49,050
Insurance (1.5%)
American International Group, Inc.	540,000	24,948
Internet & Catalog Retail (1.5%)
Amazon.Com, Inc. ‡	315,000	24,768
Internet Software & Services (4.1%)
Google, Inc. -Class A ‡	116,000	66,618
Machinery (6.1%)
Caterpillar, Inc.	650,000	53,222
PACCAR, Inc.	965,000	45,664
Media (1.1%)
McGraw-Hill Cos., Inc.	425,000	17,421
Multiline Retail (2.1%)
Nordstrom, Inc. ^	965,000	34,026
Pharmaceuticals (2.9%)
Allergan, Inc.	850,000	47,914
Road & Rail (1.6%)
Union Pacific Corp.	182,000	26,424
Software (4.6%)
Electronic Arts, Inc. ‡	1,000,000	51,470
Microsoft Corp.	850,000	24,242
Total Common Stocks (cost $1,330,356)		1,603,240

Total Securities Lending Collateral (cost $86,121) q		86,121

Total Investment Securities (cost $1,416,477) #		$1,689,361

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $84,239.
‡	Non-income producing security.
q

Cash collateral for the Repurchase Agreements, valued at $16,127, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $1,416,477. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $345,196 and $72,312, respectively. Net unrealized appreciation for tax purposes is $272,884.

The notes to the financial statements are an integral part of this report.

12

Transamerica Flexible Income

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$979.86	1.37%	$6.74
Hypothetical (b)	1,000.00	1,018.05	1.37	6.87

Class B
Actual	1,000.00	977.83	2.05	10.08
Hypothetical (b)	1,000.00	1,014.67	2.05	10.27

Class C
Actual	1,000.00	977.19	1.97	9.68
Hypothetical (b)	1,000.00	1,015.07	1.97	9.87

Class I
Actual	1,000.00	983.88	0.77	3.80
Hypothetical (b)	1,000.00	1,021.03	0.77	3.87

(a)                     Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)                               5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

13

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.5%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$2,100	$2,059
U.S. Treasury Note
2.00%, due 02/28/2010 ^	4,000	3,982
2.88%, due 01/31/2013	2,600	2,583
4.13%, due 08/31/2012 ^	8,700	9,105
4.25%, due 11/15/2013	800	847
4.88%, due 06/30/2012 ^	6,740	7,257
Total U.S. Government Obligations (cost $25,054)		25,833

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.2%)
Freddie Mac
5.50%, due 01/15/2029	4,500	4,579
Total U.S. Government Agency Obligations (cost $4,423)		4,579

MORTGAGE-BACKED SECURITIES (3.8%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	3,590	3,171
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class J-144A
5.69%, due 12/11/2049	4,750	2,278
Crown Castle Towers LLC -144A
5.47%, due 11/15/2036	3,300	3,051
SBA CMBS Trust -144A
6.17%, due 11/15/2036	1,460	1,321
SBA CMBS Trust
Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	3,254	2,935
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class H-144A
6.16%, due 10/15/2048	3,760	2,246
Total Mortgage-Backed Securities (cost $19,329)		15,002

CORPORATE DEBT SECURITIES (85.1%)
Aerospace & Defense (1.5%)
Boeing Co.
8.75%, due 08/15/2021	2,500	3,173
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	2,975	2,938
Air Freight & Logistics (0.9%)
Federal Express Corp.
9.65%, due 06/15/2012	3,200	3,737
Airlines (1.2%)
Delta Air Lines, Inc.
6.82%, due 08/10/2022	2,919	2,680
United Airlines, Inc.
6.64%, due 07/02/2022	2,179	1,928
Automobiles (0.9%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	3,000	3,211
General Motors Corp.
7.13%, due 07/15/2013 ^	225	183
Beverages (1.7%)
Brown-Forman Corp.
5.20%, due 04/01/2012	3,600	3,658
Sabmiller PLC -144A
6.20%, due 07/01/2011	3,065	3,164
Building Products (0.7%)
CRH America, Inc.
5.30%, due 10/15/2013	3,140	2,950
Capital Markets (2.8%)
Lazard Group
7.13%, due 05/15/2015	4,000	3,842
Lehman Brothers Holdings, Inc.
6.50%, due 07/19/2017	2,955	2,903
Morgan Stanley
6.63%, due 04/01/2018	3,100	3,214
Nuveen Investments, Inc.
5.00%, due 09/15/2010	1,195	1,049
Chemicals (2.9%)
Lubrizol Corp.
4.63%, due 10/01/2009	2,000	1,995
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	1,500	1,455
Mosaic Co. -144A ¡
7.88%, due 12/01/2016	1,500	1,643
Nalco Co.
7.75%, due 11/15/2011	3,000	3,082
PPG Industries, Inc.
5.75%, due 03/15/2013	3,235	3,319
Commercial Banks (8.0%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž	2,850	2,895
General Electric Capital Corp.
4.80%, due 05/01/2013	3,490	3,504
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	173	128
HSBC Capital Funding LP -144A
9.55%, due 06/30/2010 Ž	1,500	1,563
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	4,257	4,238
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	4,000	4,153
M&I Marshall & Ilsley Bank
3.33%, due 12/04/2012 *	4,860	4,319
PNC Bank NA
6.88%, due 04/01/2018	2,225	2,300

The notes to the financial statements are an integral part of this report.

14

	Principal	Value
Commercial Banks (continued)
Shinsei Finance Cayman, Ltd. -144A
6.42%, due 07/20/2016 Ž ¡	$2,300	$1,688
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *	3,500	3,500
Wachovia Corp.
5.50%, due 05/01/2013	3,650	3,659
Commercial Services & Supplies (0.5%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	1,900	1,976
Construction Materials (0.6%)
Lafarge SA
7.13%, due 07/15/2036	2,600	2,423
Consumer Finance (0.5%)
Cardtronics, Inc.
9.25%, due 08/15/2013	835	794
Ford Motor Credit Co. LLC
9.88%, due 08/10/2011	1,400	1,355
Containers & Packaging (0.4%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	315	296
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,450	1,443
Diversified Financial Services (6.6%)
Bank of America Corp.
5.75%, due 12/01/2017	4,000	4,076
Citigroup, Inc.
5.50%, due 04/11/2013	3,855	3,878
Galaxy Entertainment Finance Co., Ltd. –144A
9.88%, due 12/15/2012	1,400	1,414
Glencore Funding LLC -144A
6.00%, due 04/15/2014	3,950	3,771
Kar Holdings, Inc.
10.00%, due 05/01/2015	1,400	1,330
Mangrove Bay Pass-Through Trust -144A
6.10%, due 07/15/2033	2,845	2,046
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž ¡	3,200	3,209
Pemex Finance, Ltd.
9.03%, due 02/15/2011	3,810	4,067
SB Treasury Co. LLC -144A
9.40%, due 12/29/2049 Ž	1,470	1,481
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	1,000	980
Diversified Telecommunication Services (0.3%)
West Corp.
11.00%, due 10/15/2016 ^	1,300	1,155
Electric Utilities (3.2%)
DPL, Inc.
8.00%, due 03/31/2009	5,000	5,171
Energy Future Holdings Corp. -144A
10.88%, due 11/01/2017	900	959
Sempra Energy
7.95%, due 03/01/2010	4,260	4,504
Southern California Edison Co.
5.95%, due 02/01/2038	1,918	1,936
Electrical Equipment (0.3%)
Belden, Inc.
7.00%, due 03/15/2017	1,000	991
Electronic Equipment & Instruments (0.2%)
NXP BV / NXP Funding LLC
9.50%, due 10/15/2015 ^	1,000	968
Energy Equipment & Services (0.8%)
Weatherford International, Ltd.
5.15%, due 03/15/2013	3,000	3,011
Food & Staples Retailing (2.3%)
Kroger Co.
8.05%, due 02/01/2010	3,720	3,929
Safeway, Inc.
4.95%, due 08/16/2010	3,055	3,097
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	2,030
Food Products (1.6%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	325	427
Kellogg Co.
4.25%, due 03/06/2013	3,385	3,328
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,498
Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc. -144A
9.88%, due 11/01/2015	375	399
Hotels, Restaurants & Leisure (3.9%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,850	1,642
Las Vegas Sands Corp.
6.38%, due 02/15/2015	1,500	1,327
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,870	2,999
Starwood Hotels & Resorts Worldwide,
7.88%, due 05/01/2012	2,500	2,633
Station Casinos, Inc.
6.88%, due 03/01/2016 ^	2,700	1,735
Yum! Brands, Inc.
8.88%, due 04/15/2011	4,650	5,118
Independent Power Producers & Energy Traders (2.0%)
AES Corp.
8.00%, due 10/15/2017	2,125	2,216
AES Gener SA
7.50%, due 03/25/2014 ^	2,000	2,100
Empresa Nacional de Electricidad
SA/Chile -Class B
8.50%, due 04/01/2009	3,600	3,729

The notes to the financial statements are an integral part of this report.

15

	Principal	Value
Industrial Conglomerates (1.6%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	$3,800	$3,885
Susser Holdings LLC
10.63%, due 12/15/2013	1,412	1,447
10.63%, due 12/15/2013 -144A	1,000	1,025
Insurance (1.4%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	2,245	1,961
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 ¡	2,730	2,167
Travelers Cos., Inc.
6.75%, due 06/20/2036	1,557	1,568
IT Services (0.7%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	690	552
Aramark Corp.
8.50%, due 02/01/2015	2,250	2,346
Machinery (2.4%)
Accuride Corp.
8.50%, due 02/01/2015 ^	1,300	1,157
Cummins, Inc.
5.65%, due 03/01/2098	2,000	1,411
Polypore, Inc.
8.75%, due 05/15/2012	1,550	1,539
Titan International, Inc.
8.00%, due 01/15/2012	1,200	1,200
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	4,000	4,095
Marine (0.2%)
US Shipping Finance Corp.
13.00%, due 08/15/2014	925	834
Media (6.6%)
Amfm, Inc.
8.00%, due 11/01/2008	2,995	3,067
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	4,500	5,073
Echostar DBS Corp.
7.13%, due 02/01/2016	425	418
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	1,986
Historic TW, Inc.
9.13%, due 01/15/2013	5,000	5,622
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	3,295	3,306
News America Holdings, Inc.
7.75%, due 12/01/2045	3,400	3,799
Omnicom Group, Inc.
5.90%, due 04/15/2016	3,120	3,151
Metals & Mining (3.1%)
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	3,470	3,489
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	1,375	1,519
PNA Group, Inc.
10.75%, due 09/01/2016	2,025	1,873
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012	1,800	1,832
Vale Overseas, Ltd.
6.25%, due 01/23/2017	3,560	3,649
Multiline Retail (0.7%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,650	1,716
10.38%, due 10/15/2015 ^	1,000	1,050
Office Electronics (1.3%)
Xerox Corp
9.75%, due 01/15/2009	5,000	5,154
Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.
6.45%, due 09/15/2036	1,680	1,724
Burlington Resources, Inc.
9.88%, due 06/15/2010	1,435	1,602
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	985
Dune Energy, Inc.
10.50%, due 06/01/2012	500	449
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	2,250	2,239
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ¡	2,150	2,140
Gazprom International SA -144A
7.20%, due 02/01/2020	2,654	2,720
Intergas Finance BV -144A
6.38%, due 05/14/2017	740	644
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	3,450	3,693
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	700	724
Opti Canada, Inc.
8.25%, due 12/15/2014	1,800	1,859
Petrobras International Finance Co.
5.88%, due 03/01/2018	3,900	3,884
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,300	1,375
Petroleum Development Corp. -144A
12.00%, due 02/15/2018	1,000	1,045
Sabine Pass LNG, LP
7.50%, due 11/30/2016	1,000	915
Southern Union Co.
6.15%, due 08/16/2008	2,975	2,982
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	3,800	3,225
Valero Logistics Operations, LP
6.88%, due 07/15/2012	3,690	3,694

The notes to the financial statements are an integral part of this report.

16

	Principal	Value
Paper & Forest Products (0.5%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	$2,000	$1,910
Real Estate Investment Trusts (3.4%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	2,650	2,765
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	2,000	1,992
iStar Financial, Inc.
4.88%, due 01/15/2009	2,075	1,956
Kimco Realty Corp.
3.95%, due 08/05/2008	2,825	2,819
Westfield Group -144A
5.40%, due 10/01/2012	4,100	4,046
Road & Rail (5.7%)
Burlington Northern Santa Fe Corp.
5.65%, due 05/01/2017	3,325	3,346
CSX Corp.
6.75%, due 03/15/2011	3,875	4,056
Erac USA Finance Co. -144A
7.35%, due 06/15/2008	5,000	5,019
Hertz Corp.
10.50%, due 01/01/2016 ^	3,000	3,019
Kansas City Southern de Mexico SA
7.63%, due 12/01/2013	2,110	2,018
Norfolk Southern Corp.
7.05%, due 05/01/2037	2,155	2,390
Union Pacific Corp.
5.70%, due 08/15/2018	3,000	3,034
Software (0.8%)
Oracle Corp.
5.75%, due 04/15/2018	3,269	3,328
Specialty Retail (1.1%)
Asbury Automotive Group, Inc.
7.63%, due 03/15/2017	2,000	1,660
Michaels Stores, Inc.
11.38%, due 11/01/2016 ^	1,150	1,032
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,750	1,593
Tobacco (0.4%)
Alliance One International, Inc.
11.00%, due 05/15/2012	1,425	1,468
Trading Companies & Distributors (0.2%)
Noble Group, Ltd. -144A
6.63%, due 03/17/2015	1,000	903
Wireless Telecommunication Services (2.1%)
American Tower Corp. -144A
7.00%, due 10/15/2017	2,075	2,096
New Cingular Wireless Services, Inc.
8.13%, due 05/01/2012	3,600	3,997
Nextel Communications, Inc.
7.38%, due 08/01/2015	2,580	2,064
Total Corporate Debt Securities (cost $347,075)		338,813

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Automobiles (0.2%)
General Motors Corp., 6.25%	44,000	$822
Total Convertible Preferred Stocks (cost $1,017)		822

PREFERRED STOCKS (0.8%)
Diversified Telecommunication Services (0.4%)
Centaur Funding Corp. -144A	1,661	1,668
Real Estate Investment Trusts (0.4%)
Saul Centers, Inc.	1,850	45
Tanger Factory Outlet Centers	66,666	1,577
Total Preferred Stocks (cost $3,866)		3,290

	Principal	Value
CONVERTIBLE BONDS (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Intel Corp.
2.95%, due 12/15/2035	$1,000	992
Total Convertible Bonds (cost $940)		992

	Shares	Value
WARRANTS (0.0%)
Diversified Telecommunication Services (0.0%)
Tele2 Netherlands Holding NV
Expiration: 05/15/2008	75	♦
Exercise Price: $4 ▲
Total Warrants (cost $1)		♦

Total Securities Lending Collateral (cost $33,473) q		33,473

Total Investment Securities (cost $435,178) #		$422,804

The notes to the financial statements are an integral part of this report.

17

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $32,754.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2008.
♦	Value is less than $1.
▲	Not in thousands.
q

Cash collateral for the Repurchase Agreements, valued at $6,268, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $435,178.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,351 and $15,725, respectively.  Net unrealized depreciation for tax purposes is $12,374.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $78,591 or 19.75% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

18

Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$826.31	1.73%	$7.86
Hypothetical (b)	1,000.00	1,016.26	1.73	8.67

Class B
Actual	1,000.00	823.70	2.40	10.88
Hypothetical (b)	1,000.00	1,012.93	2.40	12.01

Class C
Actual	1,000.00	824.02	2.35	10.66
Hypothetical (b)	1,000.00	1,013.18	2.35	11.76

Class I
Actual	1,000.00	830.02	0.87	3.96
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

19

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (2.4%)
Precision Castparts Corp.	19,000	$2,233
Rockwell Collins, Inc.	71,000	4,481
Air Freight & Logistics (7.2%)
CH Robinson Worldwide, Inc.	144,000	9,026
Expeditors International of Washington, Inc.	243,059	11,324
Auto Components (4.6%)
BorgWarner, Inc.	263,800	12,966
Capital Markets (6.7%)
Ameriprise Financial, Inc.	148,500	7,052
T. Rowe Price Group, Inc.	206,195	12,075
Commercial Banks (2.0%)
Cullen/Frost Bankers, Inc.	52,000	2,902
Signature Bank ‡	107,000	2,823
Communications Equipment (2.6%)
Foundry Networks, Inc. ‡ ^	275,000	3,501
Polycom, Inc. ‡	135,345	3,032
Riverbed Technology, Inc. ‡	57,000	779
Construction & Engineering (3.8%)
Foster Wheeler, Ltd. ‡	21,000	1,338
Jacobs Engineering Group, Inc. ‡	108,700	9,384
Diversified Consumer Services (4.9%)
Strayer Education, Inc. ^	74,500	13,834
Diversified Financial Services (2.3%)
CME Group, Inc. -Class A	14,000	6,404
Electronic Equipment & Instruments (3.3%)
Trimble Navigation, Ltd. ‡	282,029	9,248
Energy Equipment & Services (2.7%)
Cameron International Corp. ‡	155,500	7,655
Food & Staples Retailing (1.9%)
Whole Foods Market, Inc. ^	168,245	5,491
Health Care Equipment & Supplies (7.8%)
Arthrocare Corp. ‡ ^	78,000	3,515
Hologic, Inc. ‡ ^	132,000	3,853
Idexx Laboratories, Inc. ‡	44,600	2,373
Intuitive Surgical, Inc. ‡	34,100	9,864
Varian Medical Systems, Inc. ‡ ^	56,300	2,639
Health Care Technology (1.3%)
Cerner Corp. ‡ ^	81,000	3,748
Hotels, Restaurants & Leisure (3.6%)
Burger King Holdings, Inc.	102,000	2,846
International Game Technology	215,500	7,486
Internet Software & Services (1.4%)
Valueclick, Inc. ‡	195,000	3,890
IT Services (3.0%)
NeuStar, Inc. -Class A ‡ ^	308,700	8,492
Life Sciences Tools & Services (7.9%)
Covance, Inc. ‡	143,800	12,049
Techne Corp. ‡	144,566	10,484
Machinery (5.9%)
Donaldson Co., Inc.	167,000	7,271
Kennametal, Inc.	273,096	9,496
Media (2.9%)
Lamar Advertising Co. -Class A ‡ ^	207,000	8,185
Multiline Retail (1.9%)
Saks, Inc. ‡ ^	426,000	5,542
Oil, Gas & Consumable Fuels (1.8%)
Range Resources Corp.	79,000	5,244
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp. ‡	93,000	1,911
Software (7.9%)
Activision, Inc. ‡	153,000	4,139
Intuit, Inc. ‡	230,200	6,209
Macrovision Solutions Corp. ‡ ^	130,000	2,051
Salesforce.Com, Inc. ‡ ^	148,200	9,889
Specialty Retail (2.9%)
Guess?, Inc. ^	212,300	8,127
Trading Companies & Distributors (3.9%)
WW Grainger, Inc. ^	126,791	10,994
Total Common Stocks (cost $255,789)		275,845

Total Securities Lending Collateral (cost $59,829) ¡		59,829

Total Investment Securities (cost $315,618) #		$335,674

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $57,901.
¡

Cash collateral for the Repurchase Agreements, valued at $11,203, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $315,618. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,191 and $24,135, respectively. Net unrealized appreciation for tax purposes is $20,056.

The notes to the financial statements are an integral part of this report.

20

Transamerica High Yield Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$990.76	1.16%	$5.76
Hypothetical (b)	1,000.00	1,019.15	1.16	5.84

Class B
Actual	1,000.00	988.19	1.86	9.22
Hypothetical (b)	1,000.00	1,015.66	1.86	9.35

Class C
Actual	1,000.00	987.53	1.80	8.92
Hypothetical (b)	1,000.00	1,015.96	1.80	9.05

Class I
Actual	1,000.00	994.39	0.65	3.23
Hypothetical (b)	1,000.00	1,021.69	0.65	3.28

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moody’s Ratings)

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by bond credit quality of the Fund’s total investment securities.

21

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (91.4%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc.	$3,290	$3,257
6.75%, due 04/01/2016
DRS Technologies, Inc.	3,000	2,977
6.88%, due 11/01/2013
L-3 Communications Corp.	3,000	2,973
6.13%, due 07/15/2013 – 01/15/2014
7.63%, due 06/15/2012	1,000	1,028
Auto Components (1.0%)
Lear Corp.
5.75%, due 08/01/2014	3,250	2,730
TRW Automotive, Inc. -144A
7.00%, due 03/15/2014	2,000	1,965
Automobiles (0.8%)
General Motors Corp.
7.20%, due 01/15/2011 ^	4,000	3,540
Beverages (1.9%)
Constellation Brands, Inc.
7.25%, due 09/01/2016 – 05/15/2017	5,900	5,944
Cott Beverages USA, Inc.
8.00%, due 12/15/2011	3,025	2,549
Capital Markets (0.5%)
Nuveen Investments, Inc. -144A
10.50%, due 11/15/2015	2,500	2,406
Chemicals (2.9%)
Huntsman International LLC
7.38%, due 01/01/2015	2,000	2,070
Huntsman LLC
11.63%, due 10/15/2010	965	1,016
Ineos Group Holdings PLC -144A
8.50%, due 02/15/2016 ^	1,750	1,417
Lyondellbasell Industries AF Sca -144A
8.38%, due 08/15/2015	3,975	2,882
Noranda Aluminium Acquisition Corp. –144A
6.83%, due 05/15/2015 *	1,800	1,521
Nova Chemicals Corp.
5.95%, due 11/15/2013 *	4,575	3,957
Commercial Services & Supplies (0.7%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	3,170	3,293
Computers & Peripherals (1.2%)
Seagate Technology HDD Holdings
6.38%, due 10/01/2011	3,415	3,355
6.80%, due 10/01/2016	2,125	2,030
Consumer Finance (3.4%)
Ford Motor Credit Co. LLC
7.88%, due 06/15/2010	1,400	1,332
9.88%, due 08/10/2011	6,000	5,806
GMAC LLC
6.75%, due 12/01/2014	6,225	4,757
7.25%, due 03/02/2011	3,775	3,202
Containers & Packaging (2.8%)
Graphic Packaging International Corp.
8.50%, due 08/15/2011	3,500	3,535
Jefferson Smurfit Corp. US
8.25%, due 10/01/2012	5,475	4,982
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	4,085	4,147
Diversified Consumer Services (0.5%)
Service Corp. International
6.75%, due 04/01/2016	2,500	2,469
Diversified Financial Services (2.2%)
AES Red Oak LLC
9.20%, due 11/30/2029	2,125	2,130
Firekeepers Development Authority -144A
13.88%, due 05/01/2015	2,420	2,456
Hawker Beechcraft Acquisition
8.50%, due 04/01/2015	2,885	3,044
Petroplus Finance, Ltd. -144A
6.75%, due 05/01/2014	200	188
7.00%, due 05/01/2017	2,000	1,860
Diversified Telecommunication Services (5.8%)
Cincinnati Bell, Inc.
7.00%, due 02/15/2015	1,200	1,164
7.25%, due 07/15/2013	1,000	1,005
Citizens Communications Co.
6.63%, due 03/15/2015	2,200	2,063
7.13%, due 03/15/2019	2,500	2,313
Fairpoint Communications, Inc. -144A
13.13%, due 04/01/2018	4,620	4,666
Level 3 Financing, Inc.
9.25%, due 11/01/2014	3,500	3,185
Qwest Communications International
7.50%, due 02/15/2014	4,900	4,814
Telcordia Technologies, Inc. -144A
6.46%, due 07/15/2012 *	2,675	2,220
Windstream Corp.
8.63%, due 08/01/2016	4,425	4,635
Electric Utilities (2.9%)
Intergen NV -144A
9.00%, due 06/30/2017	5,900	6,165
Ipalco Enterprises, Inc. -144A
7.25%, due 04/01/2016	1,365	1,406
Texas Competitive Electric Holdings Co. LLC -144A
10.25%, due 11/01/2015	5,005	5,218
Electronic Equipment & Instruments (1.9%)
Freescale Semiconductor
10.13%, due 12/15/2016 ^	5,595	4,406
NXP BV / NXP Funding LLC
5.46%, due 10/15/2013 *	4,425	4,071

The notes to the financial statements are an integral part of this report.

22

	Principal	Value
Food & Staples Retailing (1.2%)
Supervalu, Inc.
7.50%, due 11/15/2014	$5,000	$5,175
Food Products (2.7%)
Del Monte Corp.
6.75%, due 02/15/2015	250	241
8.63%, due 12/15/2012	3,000	3,105
Dole Food Co., Inc.
7.25%, due 06/15/2010	2,300	2,058
Smithfield Foods, Inc.
7.75%, due 07/01/2017	4,600	4,566
Tyson Foods, Inc.
7.00%, due 05/01/2018	2,400	2,315
Health Care Equipment & Supplies (2.2%)
Boston Scientific Corp.
6.25%, due 11/15/2015	4,100	3,936
Cooper Cos., Inc.
7.13%, due 02/15/2015	3,145	3,003
Universal Hospital Services, Inc.
8.29%, due 06/01/2015 *	1,500	1,418
8.50%, due 06/01/2015	1,500	1,530
Health Care Providers & Services (4.4%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	6,900	7,176
HCA, Inc.
9.25%, due 11/15/2016	8,000	8,600
Healthsouth Corp.
10.75%, due 06/15/2016 ^	2,000	2,150
Omnicare, Inc.
6.13%, due 06/01/2013	1,550	1,411
6.88%, due 12/15/2015	600	547
Hotels, Restaurants & Leisure (5.0%)
Harrah’s Operating Co., Inc. -144A
10.75%, due 02/01/2016 ^	5,425	4,666
Mashantucket Western Pequot Tribe –144A
8.50%, due 11/15/2015	3,100	2,817
MGM Mirage, Inc.
5.88%, due 02/27/2014	2,500	2,150
6.75%, due 04/01/2013	2,000	1,840
Perkins & Marie Callender’s, Inc.
10.00%, due 10/01/2013 ^	2,500	1,600
Seminole Hard Rock Entertainment, Inc. -144A
5.30%, due 03/15/2014 *	4,380	3,668
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	844
6.50%, due 02/01/2014 ^	1,285	842
Turning Stone Resort Casino Enterprise -144A
9.13%, due 09/15/2014	1,100	1,083
Vail Resorts, Inc.
6.75%, due 02/15/2014	1,000	980
Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,200	2,145
Household Durables (2.9%)
DR Horton, Inc.
4.88%, due 01/15/2010	4,000	3,800
Jarden Corp.
7.50%, due 05/01/2017 ^	2,890	2,659
Meritage Homes Corp.
6.25%, due 03/15/2015	1,920	1,594
Pulte Homes, Inc.
5.20%, due 02/15/2015	2,000	1,765
7.88%, due 08/01/2011	1,500	1,462
Standard Pacific Corp.
6.25%, due 04/01/2014 ^	500	375
6.88%, due 05/15/2011	1,230	947
7.00%, due 08/15/2015 ^	500	373
Independent Power Producers & Energy Traders (3.0%)
AES Corp.
8.00%, due 10/15/2017	800	834
8.75%, due 05/15/2013 -144A	3,817	3,984
Edison Mission Energy
7.50%, due 06/15/2013	2,710	2,819
NRG Energy, Inc.
7.25%, due 02/01/2014	3,750	3,853
7.38%, due 01/15/2017	2,000	2,060
IT Services (5.3%)
Aramark Corp.
8.50%, due 02/01/2015	4,850	5,056
Broadridge Financial Solutions, Inc.
6.13%, due 06/01/2017	3,350	2,741
Ceridian Corp. -144A
11.25%, due 11/15/2015	1,600	1,506
12.25%, due 11/15/2015	325	305
DI Finance/Dyncorp International
9.50%, due 02/15/2013	3,070	3,166
First Data Corp. -144A
9.88%, due 09/24/2015	2,456	2,235
SunGard Data Systems, Inc.
9.13%, due 08/15/2013	4,230	4,420
Unisys Corp.
8.00%, due 10/15/2012	2,000	1,820
12.50%, due 01/15/2016 ▲	2,230	2,319
Machinery (0.6%)
Case New Holland, Inc.
7.13%, due 03/01/2014	2,875	2,889
Media (10.1%)
Cablevision Systems Corp.
8.00%, due 04/15/2012	1,000	995
CCH I LLC / CCH I Capital Corp.
11.00%, due 10/01/2015 ^	1,000	777

The notes to the financial statements are an integral part of this report.

23

	Principal	Value
Media (continued)
Charter Communications Operating LLC –144A
8.38%, due 04/30/2014	$4,750	$4,584
CSC Holdings, Inc.
7.63%, due 04/01/2011 – 07/15/2018	4,200	4,091
DEX Media, Inc.
8.00%, due 11/15/2013	2,500	1,913
DIRECTV Financing Co.
8.38%, due 03/15/2013	3,850	3,956
Echostar DBS Corp.
6.38%, due 10/01/2011	4,190	4,169
7.00%, due 10/01/2013	420	419
Idearc, Inc.
8.00%, due 11/15/2016	5,820	3,783
Knight-Ridder, Inc.
5.75%, due 09/01/2017	2,000	1,405
Lamar Media Corp.
6.63%, due 08/15/2015	1,200	1,131
Liberty Media LLC
5.70%, due 05/15/2013	2,000	1,790
Medianews Group, Inc.
6.88%, due 10/01/2013	4,000	1,910
Quebecor Media, Inc.
7.75%, due 03/15/2016	4,750	4,572
RH Donnelley Corp.
8.88%, due 01/15/2016	3,750	2,438
8.88%, due 10/15/2017 -144A	3,325	2,144
Univision Communications, Inc.
7.85%, due 07/15/2011	500	475
9.75%, due 03/15/2015 ^ -144A	1,900	1,368
Videotron LTEE
6.88%, due 01/15/2014	1,500	1,463
Videotron, Ltd. -144A
9.13%, due 04/15/2018	1,800	1,917
Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 04/01/2015	2,635	2,862
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012	2,950	3,002
Multiline Retail (0.9%)
BON-TON Department Stores, Inc.
10.25%, due 03/15/2014 ^	5,125	3,997
Multi-Utilities (0.2%)
CMS Energy Corp.
6.55%, due 07/17/2017	840	825
Oil, Gas & Consumable Fuels (13.3%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,000	1,010
7.00%, due 08/15/2014	3,000	3,067
7.63%, due 07/15/2013	1,000	1,047
Cimarex Energy Co.
7.13%, due 05/01/2017	2,845	2,888
Connacher Oil And Gas, Ltd. -144A
10.25%, due 12/15/2015	4,680	4,961
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	1,000	995
7.75%, due 06/01/2019	2,895	2,881
Forest Oil Corp.
7.75%, due 05/01/2014	275	282
Kinder Morgan Finance Co. ULC
5.70%, due 01/05/2016	6,600	6,319
Mariner Energy, Inc.
8.00%, due 05/15/2017	2,175	2,137
Newfield Exploration Co.
6.63%, due 09/01/2014	2,500	2,481
Opti Canada, Inc.
7.88%, due 12/15/2014	2,500	2,544
8.25%, due 12/15/2014	1,300	1,342
Peabody Energy Corp.
7.38%, due 11/01/2016	4,000	4,200
Pioneer Natural Resources Co.
6.65%, due 03/15/2017	3,750	3,686
Plains Exploration & Production Co.
7.00%, due 03/15/2017	2,675	2,635
7.75%, due 06/15/2015	3,000	3,075
Roseton/Danskammer
7.67%, due 11/08/2016	2,100	2,103
Tesoro Corp.
6.25%, due 11/01/2012	4,500	4,298
Verasun Energy Corp.
9.38%, due 06/01/2017 -144A	3,325	2,195
9.88%, due 12/15/2012 ^	2,540	2,330
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,000	3,007
Paper & Forest Products (4.1%)
Abitibi-Consolidated, Inc.
8.55%, due 08/01/2010	1,460	774
8.85%, due 08/01/2030	2,480	942
13.75%, due 04/01/2011 -144A	3,200	3,360
Boise Cascade LLC
7.13%, due 10/15/2014	896	798
Domtar Corp.
7.88%, due 10/15/2011	4,900	4,998
Georgia-Pacific LLC -144A
7.00%, due 01/15/2015	7,500	7,425
Real Estate Investment Trusts (0.4%)
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	2,000	1,992
Real Estate Management & Development (0.8%)
Realogy Corp.
10.50%, due 04/15/2014 ^	4,830	3,550
Road & Rail (0.5%)
Hertz Corp.
8.88%, due 01/01/2014	2,200	2,216

The notes to the financial statements are an integral part of this report.

24

	Principal	Value
Semiconductors & Semiconductor Equipment (0.6%)
Stats ChipPAC, Ltd.
6.75%, due 11/15/2011	$2,750	$2,778
Textiles, Apparel & Luxury Goods (1.1%)
Levi Strauss & Co.
8.88%, due 04/01/2016	1,200	1,221
9.75%, due 01/15/2015	3,500	3,657
Total Corporate Debt Securities (cost $427,746)		410,177

STRUCTURED NOTES (1.3%)
Diversified Financial Services (1.3%)
CDX North America High Yield -144A
8.75%, due 12/29/2012 ^	5,940	5,806
Total Structured Notes (cost $5,554)		5,806

	Shares	Value
COMMON STOCKS (0.0%)
Media (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	$ ♦

Total Common Stocks (cost $168)		♦

Total Securities Lending Collateral (cost $39,406) ¡		39,406

Total Investment Securities (cost $472,874) #		$455,389

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $38,467.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡

Cash collateral for the Repurchase Agreements, valued at $7,379, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
♦	Value is less than $1.
▲	Payment in kind.
#

Aggregate cost for federal income tax purposes is $472,874. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,366 and $23,851, respectively. Net unrealized depreciation for tax purposes is $17,485.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated to $91,396 or 20.37% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

25

Transamerica Legg Mason Partners All Cap

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$926.33	1.55%	$7.42
Hypothetical (b)	1,000.00	1,017.16	1.55	7.77

Class B
Actual	1,000.00	923.69	2.20	10.52
Hypothetical (b)	1,000.00	1,013.92	2.20	11.02

Class C
Actual	1,000.00	923.21	2.17	10.38
Hypothetical (b)	1,000.00	1,014.07	2.17	10.87

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

26

Transamerica Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (6.0%)
Boeing Co.	25,600	$2,172
Honeywell International, Inc.	45,400	2,697
Raytheon Co.	50,150	3,208
Air Freight & Logistics (1.1%)
United Parcel Service, Inc. -Class B	19,700	1,427
Airlines (0.3%)
AirTran Holdings, Inc. ‡	99,500	339
Building Products (0.3%)
Simpson Manufacturing Co., Inc. ^	16,000	422
Capital Markets (4.4%)
Franklin Resources, Inc.	4,700	447
Merrill Lynch & Co., Inc.	36,500	1,819
State Street Corp.	49,400	3,564
Chemicals (1.8%)
Ei DU Pont de Nemours & Co.	48,600	2,377
Communications Equipment (3.1%)
Cisco Systems, Inc. ‡	83,900	2,151
Foundry Networks, Inc. ‡	27,600	352
Motorola, Inc.	169,500	1,688
Computers & Peripherals (2.0%)
International Business Machines Corp.	22,300	2,692
Socket Mobile, Inc. ‡	7,400	5
Consumer Finance (1.4%)
American Express Co.	38,100	1,830
Diversified Financial Services (6.5%)
Bank of America Corp.	98,033	3,680
JPMorgan Chase & Co.	104,920	5,000
Energy Equipment & Services (5.1%)
Baker Hughes, Inc.	13,300	1,076
BJ Services Co.	33,300	941
Halliburton Co.	33,300	1,529
Nabors Industries, Ltd. ‡ ^	13,400	503
Schlumberger, Ltd.	14,800	1,488
Transocean, Inc.	8,566	1,263
Food & Staples Retailing (2.7%)
Wal-Mart Stores, Inc.	62,900	3,647
Food Products (3.6%)
Kraft Foods, Inc. -Class A	55,496	1,755
Unilever PLC	41,575	1,402
Unilever PLC ADR	51,119	1,717
Household Products (1.3%)
Kimberly-Clark Corp.	27,800	1,779
Industrial Conglomerates (2.1%)
General Electric Co.	86,800	2,838
Insurance (4.7%)
Allied World Assurance Co. Holdings, Ltd.	19,310	796
Chubb Corp.	80,860	4,283
Hartford Financial Services Group, Inc.	16,600	1,183
Internet Software & Services (2.4%)
Bridgeline Software, Inc. ‡	10,100	27
eBay, Inc. ‡	78,900	2,469
VeriSign, Inc. ‡	19,300	696
IT Services (0.6%)
Visa, Inc. -Class A ‡	9,700	810
Life Sciences Tools & Services (0.9%)
ENZO Biochem, Inc. ‡	152,797	1,250
Machinery (3.0%)
Caterpillar, Inc.	29,900	2,448
Dover Corp.	31,600	1,563
Media (6.0%)
News Corp. -Class B	135,800	2,512
Time Warner, Inc.	142,800	2,121
Walt Disney Co.	102,800	3,334
Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	34,500	2,296
BP PLC	10,900	793
Chevron Corp.	12,600	1,211
ConocoPhillips	10,000	862
Exxon Mobil Corp.	15,800	1,471
Paper & Forest Products (1.3%)
Weyerhaeuser Co.	27,200	1,738
Pharmaceuticals (11.6%)
Abbott Laboratories	53,660	2,830
Eli Lilly & Co.	38,800	1,868
Johnson & Johnson	43,700	2,932
Merck & Co., Inc.	41,718	1,587
Novartis AG	61,500	3,095
Wyeth	72,400	3,220
Real Estate Investment Trusts (2.2%)
Annaly Capital Management, Inc. ^	177,680	2,978
Semiconductors & Semiconductor Equipment (11.0%)
Applied Materials, Inc.	166,600	3,109
Novellus Systems, Inc. ‡	77,000	1,683
Samsung Electronics Co., Ltd. -144A	13,300	4,735
Taiwan Semiconductor Manufacturing Co., Ltd.	196,338	2,207
Texas Instruments, Inc.	90,100	2,627
Verigy, Ltd. ‡	13,011	278
Software (2.7%)
Lawson Software, Inc. ‡	44,210	353
Microsoft Corp.	108,300	3,089
Sybase, Inc. ‡ ^	1,300	38
Wave Systems Corp. -Class A ‡ ^	107,379	85
Specialty Retail (3.8%)
AnnTaylor Stores Corp. ‡	14,040	355
Gap, Inc.	121,500	2,262
Home Depot, Inc.	64,000	1,843
Williams-Sonoma, Inc. ^	21,460	567
Thrifts & Mortgage Finance (0.3%)
PMI Group, Inc.	63,280	356
Wireless Telecommunication Services (2.5%)
Vodafone Group PLC	106,237	3,363
Total Common Stocks (cost $113,009)		133,131

Total Securities Lending Collateral (cost $3,408) q		3,408

Total Investment Securities (cost $116,417) #		$136,539

The notes to the financial statements are an integral part of this report.

27

NOTES TO SCHEDULE OF INVESTMENTS:

^                       All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $3,213.

‡                     Non-income producing security.

q                     Cash collateral for the Repurchase Agreements, valued at $638, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#                     Aggregate cost for federal income tax purposes is $116,417.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $27,519 and $7,397, respectively.  Net unrealized appreciation for tax purposes is $20,122.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $4,735 or 3.54% of the Fund’s net assets.

ADR                       American Depository Receipt.

The notes to the financial statements are an integral part of this report.

28

Transamerica Money Market

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,015.97	0.83%	$4.16
Hypothetical (b)	1,000.00	1,020.74	0.83	4.17

Class B
Actual	1,000.00	1,012.56	1.48	7.41
Hypothetical (b)	1,000.00	1,017.50	1.48	7.42

Class C
Actual	1,000.00	1,013.40	1.48	7.41
Hypothetical (b)	1,000.00	1,017.50	1.48	7.42

Class I
Actual	1,000.00	1,017.52	0.48	2.41
Hypothetical (b)	1,000.00	1,022.48	0.48	2.41

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Maturity Distribution

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by maturity distribution of the Fund’s total investment securities.

29

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (92.6%)
Beverages (1.1%)
Anheuser-Busch Cos., Inc. -144A
2.65%, due 06/05/2008	$2,200	$2,194
Chemicals (1.6%)
Ei Dupont de Nemours -144A
2.19%, due 05/12/2008	3,300	3,298
Commercial Banks (28.9%)
Bankamerica Corp.
2.77%, due 07/01/2008	1,100	1,095
Barclays Bank PLC
2.63%, due 06/20/2008	7,000	6,974
Canadian Imperial Holdings, Inc.
2.73%, due 08/18/2008	2,500	2,479
2.88%, due 07/10/2008	2,100	2,088
2.91%, due 06/25/2008	1,100	1,095
2.97%, due 05/08/2008	1,550	1,549
2.99%, due 05/12/2008	2,800	2,797
Royal Bank of Scotland PLC
2.63%, due 08/06/2008	1,300	1,291
2.90%, due 05/08/2008	2,400	2,399
2.92%, due 05/06/2008	2,000	1,999
2.94%, due 07/02/2008	2,650	2,637
2.96%, due 07/03/2008	1,650	1,641
State Street Corp.
2.91%, due 05/07/2008 – 05/09/2008	8,500	8,495
2.93%, due 05/16/2008	1,800	1,798
Toronto Dominion Holdings -144A
2.37%, due 05/19/2008	1,500	1,498
2.63%, due 06/30/2008	3,700	3,684
2.93%, due 06/02/2008	2,250	2,244
UBS Finance Corp.
2.75%, due 06/02/2008	1,400	1,397
2.80%, due 06/06/2008	1,100	1,097
2.85%, due 07/10/2008	2,050	2,039
2.93%, due 06/23/2008	3,600	3,585
3.00%, due 06/05/2008	1,900	1,894
Wells Fargo Co.
2.15%, due 06/06/2008	2,800	2,794
Diversified Financial Services (52.5%)
American Express Credit Corp.
2.59%, due 06/23/2008	4,800	4,781
2.64%, due 07/23/2008	2,450	2,435
2.96%, due 05/01/2008	2,800	2,800
American Honda Finance Corp.
2.20%, due 05/07/2008 – 06/03/2008	5,300	5,294
2.22%, due 05/13/2008	4,700	4,697
General Electric Capital Corp.
2.45%, due 07/01/2008 – 07/03/2008	6,100	6,074
2.46%, due 06/30/2008	1,100	1,095
2.47%, due 06/27/2008	2,950	2,938
Harley-Davidson Funding -144A
2.17%, due 05/09/2008	1,200	1,199
2.20%, due 05/07/2008	500	500
2.23%, due 05/06/2008	220	220
International Lease Finance Co.
2.66%, due 05/08/2008	1,500	1,499
2.68%, due 06/26/2008	6,600	6,570
2.86%, due 05/05/2008	2,000	1,999
Merrill Lynch & Co., Inc.
3.03%, due 06/16/2008	3,100	3,088
3.10%, due 05/29/2008 – 05/30/2008	5,900	5,886
Old Line Funding Corp. -144A
2.75%, due 06/17/2008	4,800	4,783
3.17%, due 05/02/2008	2,100	2,100
Rabobank USA Finance
2.39%, due 05/21/2008	4,000	3,995
2.55%, due 07/09/2008	3,650	3,632
2.57%, due 06/02/2008	2,400	2,395
Ranger Funding Co. LLC -144A
2.60%, due 06/18/2008	2,100	2,093
2.67%, due 07/03/2008 – 07/11/2008	3,400	3,384
2.80%, due 05/23/2008	2,500	2,496
2.85%, due 05/27/2008	1,000	998
Total Fina Elf Capital. -144A
2.21%, due 06/30/2008	6,400	6,376
Toyota Motor Credit Corp.
2.32%, due 05/15/2008	2,400	2,398
2.34%, due 05/13/2008	2,200	2,198
2.35%, due 05/22/2008	1,100	1,099
2.48%, due 05/14/2008	2,400	2,398
2.88%, due 05/23/2008	2,000	1,996
Unilever Capital -144A
2.45%, due 09/29/2008	5,450	5,394
2.47%, due 10/01/2008	2,650	2,622
2.55%, due 10/02/2008	2,100	2,077
Wal-Mart Funding -144A
2.70%, due 06/17/2008	2,800	2,790
Foreign Government Obligation (3.6%)
Ontario Province
2.20%, due 07/09/2008	1,110	1,105
2.24%, due 06/13/2008	5,000	4,987
Quebec Province -144A
2.20%, due 05/21/2008	1,100	1,099
Insurance (4.9%)
Prudential Funding Corp.
2.30%, due 06/03/2008 – 06/04/2008	5,300	5,289
2.35%, due 05/20/2008	4,700	4,694
Total Commercial Paper (cost $187,534)		187,534

The notes to the financial statements are an integral part of this report.

30

	Principal	Value
CERTIFICATES OF DEPOSIT (7.5%)
Commercial Banks (7.5%)
Bank of Scotland PLC
2.80%, due 06/11/2008 – 07/07/2008	$9,950	$9,950
Barclays Bank PLC
2.60%, due 06/19/2008	2,500	2,500
Toronto Dominion Holdings
2.57%, due 06/27/2008	2,800	2,800
Total Certificates of Deposit (cost $15,250)		15,250

Total Investment Securities (cost $202,784) #		$202,784

NOTES TO SCHEDULE OF INVESTMENTS:

#                        Aggregate cost for federal income tax purposes is $202,784.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $51,049 or 25.21% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

31

Transamerica Science & Technology

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$801.07	1.53%	$6.85
Hypothetical (b)	1,000.00	1,017.26	1.53	7.67

Class B
Actual	1,000.00	798.51	2.18	9.75
Hypothetical (b)	1,000.00	1,014.02	2.18	10.92

Class C
Actual	1,000.00	798.12	2.18	9.75
Hypothetical (b)	1,000.00	1,014.02	2.18	10.92

Class I
Actual	1,000.00	803.56	0.89	3.99
Hypothetical (b)	1,000.00	1,020.44	0.89	4.47

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

32

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Biotechnology (3.4%)
Gilead Sciences, Inc. ‡	54,800	$2,836
Commercial Services & Supplies (1.0%)
Costar Group, Inc. ‡ ^	17,600	844
Communications Equipment (12.7%)
F5 Networks, Inc. ‡	61,000	1,381
Polycom, Inc. ‡	120,000	2,688
Research In Motion, Ltd. ‡	46,000	5,595
Riverbed Technology, Inc. ‡	66,000	902
Computers & Peripherals (10.3%)
Apple, Inc. ‡	34,300	5,967
EMC Corp. ‡	169,500	2,610
Diversified Financial Services (2.4%)
CME Group, Inc. -Class A	4,300	1,967
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	37,600	1,455
Electrical Equipment (6.3%)
Fuelcell Energy, Inc. ‡ ^	170,800	1,508
Sunpower Corp. -Class A ‡ ^	42,600	3,718
Electronic Equipment & Instruments (5.7%)
FLIR Systems, Inc. ‡ ^	23,000	789
Itron, Inc. ‡ ^	24,000	2,234
Trimble Navigation, Ltd. ‡	54,000	1,771
Health Care Equipment & Supplies (8.6%)
Hologic, Inc. ‡	56,000	1,635
Intuitive Surgical, Inc. ‡	14,000	4,049
NuVasive, Inc. ‡ ^	38,000	1,450
Internet & Catalog Retail (2.0%)
Amazon.Com, Inc. ‡ ^	20,800	1,636
Internet Software & Services (13.1%)
Dealertrack Holdings, Inc. ‡	30,000	577
Equinix, Inc. ‡ ^	34,700	3,138
Google, Inc. -Class A ‡	8,800	5,054
Valueclick, Inc. ‡	69,400	1,384
Vocus, Inc. ‡	26,500	736
Machinery (1.4%)
Tennant Co.	35,500	1,212
Semiconductors & Semiconductor Equipment (1.8%)
NVIDIA Corp. ‡	73,000	1,500
Software (19.6%)
Adobe Systems, Inc. ‡	57,000	2,126
Electronic Arts, Inc. ‡	23,000	1,184
Informatica Corp. ‡	117,000	1,867
Macrovision Solutions Corp. ‡ ^	129,500	2,044
Nintendo Co., Ltd.	24,000	1,678
Nuance Communications, Inc. ‡ ^	140,000	2,839
Salesforce.Com, Inc. ‡	52,500	3,503
Synchronoss Technologies, Inc. ‡ ^	54,500	1,137
Wireless Telecommunication Services (5.1%)
Metropcs Communications, Inc. ‡	129,300	2,539
NII Holdings, Inc. ‡	37,200	1,702
Total Common Stocks (cost $67,725)		79,255

Total Securities Lending Collateral (cost $18,811) q		18,811

Total Investment Securities (cost $86,536) #		$98,066

NOTES TO SCHEDULE OF INVESTMENTS:

^                        All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $18,172.

‡                      Non-income producing security.

q                      Cash collateral for the Repurchase Agreements, valued at $3,522, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#                      Aggregate cost for federal income tax purposes is $86,536.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,136 and $6,606, respectively.  Net unrealized appreciation for tax purposes is $11,530.

The notes to the financial statements are an integral part of this report.

33

Transamerica Short-Term Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,010.48	1.05%	$5.25
Hypothetical (b)	1,000.00	1,019.64	1.05	5.27
Class C
Actual	1,000.00	1,007.14	1.70	8.48
Hypothetical (b)	1,000.00	1,016.41	1.70	8.52
Class I
Actual	1,000.00	1,014.12	0.67	3.36
Hypothetical (b)	1,000.00	1,021.53	0.67	3.37

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moody’s ratings)

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by bond credit quality of the Fund’s total investment securities.

34

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.8%)
U.S. Treasury Note
3.63%, due 10/31/2009 ^	$10,000	$10,216
Total U.S. Government Obligations (cost $10,070)		10,216

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.3%)
Fannie Mae
4.50%, due 09/25/2020	5,516	5,555
5.00%, due 10/25/2032 – 06/25/2034	21,406	21,626
5.50%, due 03/25/2026	9,706	9,935
5.95%, due 07/01/2037 *	6,998	7,143
Freddie Mac
4.82%, due 06/01/2035 *	10,246	10,367
5.00%, due 06/15/2027 – 11/15/2032	19,344	19,506
5.50% to 5.50%, due 04/15/2024 – 08/01/2037 *	25,434	25,910
5.54%, due 02/01/2038 *	6,908	7,031
5.71%, due 03/01/2037 *	7,527	7,698
Ginnie Mae
4.50%, due 01/17/2033	7,441	7,471
Total U.S. Government Agency Obligations (cost $119,857)		122,242

MORTGAGE-BACKED SECURITIES (3.2%)
Global Signal Trust
Series 2004-2A, Class D-144A
5.09%, due 12/15/2014	9,750	9,308
Crown Castle Towers LLC -144A
5.47%, due 11/15/2036	5,000	4,623
SBA CMBS Trust -144A
6.17%, due 11/15/2036	5,000	4,525
Total Mortgage-Backed Securities (cost $19,611)		18,456

ASSET-BACKED SECURITIES (1.6%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	4,000	4,034
USAA Auto Owner Trust
Series 2008-2, Class A2
3.91%, due 01/15/2011	5,000	4,999
Total Asset-Backed Securities (cost $8,999)		9,033

CORPORATE DEBT SECURITIES (58.3%)
Aerospace & Defense (0.7%)
General Dynamics Corp.
4.50%, due 08/15/2010	4,000	4,057
Air Freight & Logistics (1.0%)
Federal Express Corp.
3.50%, due 04/01/2009	6,000	5,983
Airlines (1.6%)
American Airlines, Inc. Series 99-1
7.02%, due 10/15/2009	2,500	2,469
Continental Airlines, Inc.
7.49%, due 10/02/2010	3,061	3,032
Delta Air Lines, Inc.
7.57%, due 11/18/2010	4,000	3,880
Automobiles (0.9%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	5,200	5,382
Beverages (2.1%)
Coca-Cola Enterprises, Inc.
4.38%, due 09/15/2009	4,100	4,130
Diageo Capital PLC
4.38%, due 05/03/2010	4,870	4,907
Miller Brewing Co. -144A
4.25%, due 08/15/2008	3,000	3,007
Capital Markets (1.9%)
Nuveen Investments, Inc.
5.00%, due 09/15/2010	3,187	2,797
State Street Capital Trust III
8.25%, due 12/29/2049 Ž	3,000	3,063
Xstrata Finance Dubai, Ltd. -144A
3.04%, due 11/13/2009 *	5,000	4,867
Chemicals (1.5%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	5,002	5,013
Potash Corp. of Saskatchewan
7.75%, due 05/31/2011	3,380	3,700
Commercial Banks (3.8%)
General Electric Capital Corp.
4.13%, due 09/01/2009	6,070	6,136
ICICI Bank, Ltd. -144A
3.25%, due 01/12/2010 *	4,465	4,301
M&I Marshall & Ilsley Bank
3.33%, due 12/04/2012 *	7,500	6,666
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *	5,000	5,000
Construction Materials (0.5%)
Lafarge Corp.
6.50%, due 07/15/2008	2,900	2,915
Consumer Finance (1.9%)
American Express Credit Corp.
3.01%, due 02/24/2012 *	4,300	3,979
Discover Financial Services
3.43%, due 06/11/2010 *	6,920	6,902
Diversified Financial Services (6.7%)
ASIF Global Financing XXIII -144A
3.90%, due 10/22/2008	2,925	2,914
Caterpillar Financial Services Corp.
4.30%, due 06/01/2010	4,224	4,263
ILFC E-Capital Trust I -144A
5.90%, due 12/21/2065	3,000	2,377
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž ¡	10,000	10,027

The notes to the financial statements are an integral part of this report.

35

	Principal	Value
Diversified Financial Services (continued)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	$3,240	$3,459
SB Treasury Co. LLC -144A
9.40%, due 12/29/2049 Ž	9,470	9,538
Unilever Capital Corp.
7.13%, due 11/01/2010	5,230	5,675
Diversified Telecommunication Services (1.4%)
Telecom Italia Capital SA
4.00%, due 11/15/2008	8,010	7,968
Electric Utilities (3.9%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	6,150	6,152
Midamerican Energy Holdings Co. -Class B
7.52%, due 09/15/2008	5,500	5,566
PSEG Power LLC
3.75%, due 04/01/2009	4,900	4,873
Sempra Energy
7.95%, due 03/01/2010	5,500	5,816
Energy Equipment & Services (0.8%)
Halliburton Co.
5.50%, due 10/15/2010	4,517	4,666
Food & Staples Retailing (0.6%)
Safeway, Inc.
4.13%, due 11/01/2008	3,610	3,615
Food Products (2.8%)
Cargill, Inc. -144A
3.63%, due 03/04/2009	5,000	4,964
ConAgra Foods, Inc.
7.88%, due 09/15/2010	4,880	5,254
Kellogg Co.
4.25%, due 03/06/2013	3,000	2,950
Michael Foods, Inc.
8.00%, due 11/15/2013	2,815	2,730
Hotels, Restaurants & Leisure (0.6%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	3,000	3,135
Independent Power Producers & Energy Traders (1.7%)
Empresa Nacional de Electricidad
SA/Chile -Class B
8.50%, due 04/01/2009	9,610	9,954
Industrial Conglomerates (0.9%)
Hutchison Whampoa International, Ltd. 144A
5.45%, due 11/24/2010	5,000	5,112
Insurance (0.5%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	3,250	2,839
IT Services (1.1%)
Western Union Co.
2.87%, due 11/17/2008 *	6,500	6,462
Leisure Equipment & Products (0.5%)
Leslie’s Poolmart
7.75%, due 02/01/2013	2,930	2,725
Machinery (0.4%)
Case New Holland, Inc.
6.00%, due 06/01/2009	2,500	2,531
Media (3.4%)
Amfm, Inc.
8.00%, due 11/01/2008	2,000	2,048
British Sky Broadcasting Group PLC
8.20%, due 07/15/2009	6,000	6,200
Comcast Cable Communications LLC
6.88%, due 06/15/2009	5,500	5,642
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	3,615	3,627
Time Warner, Inc.
2.92%, due 11/13/2009 *	2,091	2,018
Metals & Mining (1.1%)
BHP Billiton Finance, Ltd.
5.00%, due 12/15/2010	6,000	6,118
Office Electronics (0.7%)
Xerox Corp
9.75%, due 01/15/2009	4,000	4,123
Oil, Gas & Consumable Fuels (1.7%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	2,280	2,301
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009	1,477	1,484
Southern Union Co.
6.15%, due 08/16/2008	6,000	6,013
Real Estate Investment Trusts (8.5%)
BRE Properties, Inc.
5.75%, due 09/01/2009	10,000	9,970
Developers Divers Realty
4.63%, due 08/01/2010	3,500	3,404
Federal Realty Investment Trust
8.75%, due 12/01/2009	2,680	2,831
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	3,000	3,130
iStar Financial, Inc.
3.34%, due 03/09/2010 *	3,500	3,119
Kimco Realty Corp.
4.62%, due 05/06/2010	5,000	5,046
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	4,000	3,911
ProLogis
5.25%, due 11/15/2010	7,020	6,945
Simon Property Group, LP
3.75%, due 01/30/2009	5,335	5,284

The notes to the financial statements are an integral part of this report.

36

	Principal	Value
Real Estate Investment Trusts (continued)
Westfield Group -144A
5.40%, due 10/01/2012	$5,000	$4,934
Real Estate Management & Development (1.3%)
Colonial Realty, LP
4.75%, due 02/01/2010	2,380	2,295
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	5,145
Road & Rail (2.9%)
CSX Corp.
6.25%, due 10/15/2008	4,950	4,996
Erac USA Finance Co. -144A
7.95%, due 12/15/2009	5,500	5,738
Norfolk Southern Corp.
6.20%, due 04/15/2009	6,000	6,127
Wireless Telecommunication Services (0.9%)
Vodafone Group PLC
7.75%, due 02/15/2010	5,000	5,276
Total Corporate Debt Securities (cost $338,277)		335,476

COMMERCIAL PAPER (12.8%)
Chemicals (1.0%)
Dow Chemical Co.
3.10%, due 07/10/2008	6,000	5,964
Diversified Financial Services (1.0%)
Moody’s Corp.
3.25%, due 05/13/2008	6,000	5,993
Electric Utilities (1.2%)
National Grid USA
3.30%, due 07/21/2008	7,000	6,948
Energy Equipment & Services (1.5%)
Transocean, Inc.
3.16%, due 05/22/2008	8,500	8,484
Health Care Providers & Services (1.0%)
WellPoint, Inc.
3.05%, due 05/23/2008	6,000	5,989
Hotels, Restaurants & Leisure (1.1%)
Marriott International, Inc.
3.10%, due 05/13/2008	6,000	5,994
Household Products (0.9%)
Clorox Co.
3.00%, due 06/04/2008	5,000	4,986
Machinery (1.7%)
Tyco Electronic GRP SA
3.07%, due 05/20/2008	10,000	9,984
Media (1.5%)
Viacom, Inc.
3.25%, due 05/30/2008	8,500	8,478
Oil, Gas & Consumable Fuels (1.0%)
XTO Energy, Inc.
3.02%, due 06/11/2008	6,000	5,979
Specialty Retail (0.9%)
Home Depot, Inc.
3.05%, due 05/05/2008	5,000	4,998
Total Commercial Paper (cost $73,797)		73,797

Total Securities Lending Collateral (cost $10,425) q		10,425

Total Investment Securities (cost $581,036) #		$579,645

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $10,217.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q

Cash collateral for the Repurchase Agreements, valued at $1,952, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $581,036. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,712 and $6,103, respectively. Net unrealized depreciation for tax purposes is $1,391.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $89,469 or 15.56% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

37

Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$915.55	1.37%	$6.52
Hypothetical (b)	1,000.00	1,018.05	1.37	6.87
Class B
Actual	1,000.00	912.41	2.06	9.80
Hypothetical (b)	1,000.00	1,014.62	2.06	10.32
Class C
Actual	1,000.00	912.36	1.99	9.46
Hypothetical (b)	1,000.00	1,014.97	1.99	9.97
Class I
Actual	1,000.00	917.92	0.84	4.01
Hypothetical (b)	1,000.00	1,020.69	0.84	4.22

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

 By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities

38

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (89.1%)
Chemicals (0.3%)
Zep, Inc.	165,000	$2,445
Commercial Services & Supplies (8.7%)
FTI Consulting, Inc. ‡	550,000	35,200
Navigant Consulting, Inc. ‡	740,000	14,889
Republic Services, Inc. -Class A	475,000	15,100
Computers & Peripherals (0.5%)
Hypercom Corp. ‡	864,700	3,692
Diversified Telecommunication Services (2.0%)
Citizens Communications Co.	1,375,000	14,740
Electric Utilities (3.3%)
ALLETE, Inc. ^	251,666	10,512
Uil Holdings Corp.	469,000	14,680
Electrical Equipment (2.1%)
Acuity Brands, Inc.	330,000	15,787
Electronic Equipment & Instruments (1.3%)
Cogent, Inc. ‡ ^	1,058,615	9,877
Energy Equipment & Services (10.8%)
Allis-Chalmers Energy, Inc. ‡ ^	255,000	4,087
Global Industries, Ltd. ‡	800,000	12,768
Helix Energy Solutions Group, Inc. ‡ ^	405,000	13,993
Hercules Offshore, Inc. ‡ ^	482,927	12,730
Superior Energy Services, Inc. ‡ ^	855,000	37,945
Food Products (2.0%)
Dean Foods Co. ‡	642,600	14,934
Health Care Equipment & Supplies (0.9%)
Orthofix International NV ‡	221,000	6,798
Health Care Providers & Services (1.7%)
Chemed Corp.	385,000	13,128
Household Durables (1.4%)
Jarden Corp. ‡ ^	505,100	10,769
Industrial Conglomerates (6.5%)
McDermott International, Inc. ‡	915,000	49,026
Insurance (3.5%)
HCC Insurance Holdings, Inc.	582,500	14,376
PartnerRe, Ltd.	160,000	11,837
IT Services (2.1%)
Wright Express Corp. ‡ ^	475,000	15,675
Marine (10.5%)
Aries Maritime Transport, Ltd.	1,007,000	5,539
DryShips, Inc. ^	295,700	24,395
Genco Shipping & Trading, Ltd. ^	579,700	39,217
Omega Navigation Enterprises, Inc. -Class A ^	549,700	9,944
Multi-Utilities (1.7%)
CMS Energy Corp.	900,000	13,122
Oil, Gas & Consumable Fuels (9.7%)
Aurora Oil & Gas Corp. ‡ ^	1,047,045	513
Cabot Oil & Gas Corp.	227,000	12,932
Holly Corp.	315,000	13,066
Newfield Exploration Co. ‡	270,000	16,405
Petrohawk Energy Corp. ‡	765,700	18,101
StealthGas, Inc.	745,600	11,960
Real Estate Investment Trusts (11.9%)
Annaly Capital Management, Inc.	1,580,000	26,481
Capstead Mortgage Corp. ^	838,500	10,817
Host Hotels & Resorts, Inc. ^	420,000	7,224
LTC Properties, Inc.	300,000	8,169
Omega Healthcare Investors, Inc. ^	875,000	15,313
Parkway Properties, Inc. ^	316,700	12,560
Sunstone Hotel Investors, Inc.	480,000	8,966
Software (1.4%)
Fair Isaac Corp. ^	415,000	10,280
Textiles, Apparel & Luxury Goods (3.0%)
Hanesbrands, Inc. ‡	651,300	22,808
Transportation Infrastructure (3.8%)
Aegean Marine Petroleum Network, Inc.	785,190	28,557
Total Common Stocks (cost $525,313)		671,357

Total Securities Lending Collateral (cost $146,617)¡		146,617

Total Investment Securities (cost $671,930) #		$817,974

NOTES TO SCHEDULE OF INVESTMENTS:

^                   All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $142,219.

¡                 Cash collateral for the Repurchase Agreements, valued at $27,455, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡                 Non-income producing security.

#                 Aggregate cost for federal income tax purposes is $671,930.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $198,216 and $52,172, respectively.  Net unrealized appreciation for tax purposes is $146,044.

The notes to the financial statements are an integral part of this report.

39

Transamerica Templeton Global

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$894.25	1.55%	$7.32
Hypothetical (b)	1,000.00	1,017.20	1.55	7.80
Class B
Actual	1,000.00	891.11	2.20	10.37
Hypothetical (b)	1,000.00	1,013.96	2.20	11.05
Class C
Actual	1,000.00	890.91	2.20	10.37
Hypothetical (b)	1,000.00	1,013.96	2.20	11.05

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

40

Transamerica Templeton Global

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Australia (0.9%)
Alumina, Ltd.	96,049	$518
National Australia Bank, Ltd.	34,025	969
Austria (0.6%)
Telekom Austria AG	41,880	1,033
Brazil (0.9%)
Cia Vale do Rio Doce	15,230	595
Empresa Brasileira de Aeronautica SA	25,360	1,057
Canada (2.6%)
Jean Coutu Group PJC, Inc. -Class A	68,100	639
Research In Motion, Ltd. ‡	32,000	3,892
Cayman Islands (0.8%)
ACE, Ltd.	23,190	1,398
Denmark (0.4%)
Vestas Wind Systems ‡	6,730	736
Finland (0.7%)
Stora ENSO OYJ -Class R	35,580	441
UPM-Kymmene OYJ	39,960	773
France (6.3%)
Accor SA	7,040	584
AXA SA	36,800	1,370
France Telecom SA	57,970	1,819
Michelin -Class B	9,227	844
Sanofi-Aventis SA	20,199	1,577
Suez SA	15,150	1,074
Thomson ADR	16,070	102
Thomson ‡	30,320	194
Total SA	28,442	2,388
Vivendi	26,410	1,072
Germany (6.9%)
Bayerische Motoren Werke AG	21,040	1,155
Celesio AG	19,660	843
Daimler AG ^	29,000	2,245
Deutsche Post AG	42,130	1,314
E.ON AG	24,540	1,583
Infineon Technologies AG ‡	115,570	1,081
Merck KGAA	5,550	788
Muenchener Rueckversicherungs AG	4,810	931
SAP AG	9,550	482
Siemens AG	14,390	1,693
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	47,000	732
Hutchison Whampoa International, Ltd.	59,000	577
Israel (0.6%)
Check Point Software Technologies ‡	46,200	1,091
Italy (2.0%)
ENI SPA ^	19,755	1,522
Mediaset SPA	75,672	691
Unicredit SPA	173,709	1,320
Japan (5.0%)
Aiful Corp. ^	32,350	631
Fujifilm Holdings Corp.	16,700	638
Hitachi, Ltd.	63,000	423
Konica Minolta Holdings, Inc.	54,500	811
Mabuchi Motor Co., Ltd.	12,400	611
Mitsubishi UFJ Financial Group, Inc. ^	32,270	355
NGK Spark Plug Co., Ltd.	29,000	388
Nintendo Co., Ltd.	2,200	1,202
Olympus Corp.	17,800	582
Promise Co., Ltd.	26,150	823
Sony Corp.	10,560	483
Takeda Pharmaceutical Co., Ltd.	10,900	573
Toyota Motor Corp.	9,000	454
USS Co., Ltd.	11,890	837
Korea, Republic of (1.8%)
Kookmin Bank ^	8,150	568
Korea Electric Power Corp.	21,480	353
KT Corp.	23,855	552
Samsung Electronics Co., Ltd. -144A	4,830	1,719
Netherlands (1.9%)
ING Groep NV ADR	9,330	355
ING Groep NV	32,710	1,248
Koninklijke Philips Electronics NV	33,360	1,254
Reed Elsevier NV	26,984	511
Netherlands Antilles (1.1%)
Schlumberger, Ltd.	19,500	1,961
Norway (1.0%)
Telenor ASA ‡	88,850	1,791
Portugal (0.3%)
Portugal Telecom SGPS SA	41,810	496
Singapore (1.8%)
DBS Group Holdings, Ltd. ADR	4,010	233
DBS Group Holdings, Ltd.	85,600	1,252
Flextronics International, Ltd. ‡	49,270	512
Singapore Telecommunications, Ltd.	378,000	1,075
South Africa (0.9%)
Sasol, Ltd. ^	27,570	1,562
Spain (2.0%)
Banco Santander SA	55,790	1,203
Telefonica SA	78,161	2,260
Sweden (1.3%)
Nordea Bank AB	67,010	1,100
Securitas AB -Class B	25,750	332
Svenska Cellulosa AB -Class B	47,560	801
Switzerland (3.3%)
Adecco SA	12,770	762
Lonza Group AG	7,370	1,002
Nestle SA	12,110	1,435
Novartis AG	22,670	1,141
Swiss Reinsurance	8,890	737
UBS AG ‡	20,230	680
UBS AG ▲	20,230	34
Taiwan (1.0%)
Chunghwa Telecom Co., Ltd.	37,048	945
Lite-On Technology Corp.	28,820	339
Taiwan Semiconductor Manufacturing Co., Ltd.	47,910	538

The notes to the financial statements are an integral part of this report.

41

	Shares	Value
Turkey (0.5%)
Turkcell Iletisim Hizmet AS	47,270	$953
United Kingdom (11.8%)
Aviva PLC	92,990	1,159
BAE Systems PLC	195,530	1,807
BP PLC	28,610	2,083
British Sky Broadcasting Group PLC	79,790	861
Cadbury Schweppes PLC	59,920	692
Compass Group PLC	155,180	1,048
GlaxoSmithKline PLC	59,329	1,317
Group 4 Securicor PLC	347,950	1,573
HSBC Holdings PLC ADR	6,390	555
HSBC Holdings PLC	38,729	675
Kingfisher PLC ADR ^	52,500	269
Kingfisher PLC	123,010	324
Pearson PLC	59,240	771
Rentokil Initial PLC	221,600	421
Rolls-Royce Group PLC ‡	118,810	1,033
Royal Bank of Scotland Group PLC	149,670	1,023
Royal Dutch Shell PLC -Class B	49,160	1,962
Unilever PLC	34,487	1,162
Vodafone Group PLC	618,342	1,963
United States (41.0%)
Allergan, Inc.	41,000	2,311
Amazon.Com, Inc. ‡ ^	15,500	1,219
American Express Co.	46,000	2,209
American International Group, Inc.	27,000	1,247
Ameriprise Financial, Inc.	32,000	1,520
Apple, Inc. ‡	23,000	4,001
AT&T, Inc.	47,000	1,819
Becton Dickinson & Co.	12,000	1,073
Boeing Co.	18,000	1,527
Caterpillar, Inc.	39,000	3,193
CME Group, Inc. -Class A	6,000	2,745
Ecolab, Inc.	31,500	1,448
Electronic Arts, Inc. ‡	48,000	2,471
Expeditors International of Washington, Inc.	55,000	2,562
General Electric Co.	96,000	3,139
Gilead Sciences, Inc. ‡	55,000	2,847
Google, Inc. -Class A ‡	6,000	3,446
Jacobs Engineering Group, Inc. ‡	41,000	3,540
Johnson Controls, Inc.	73,000	2,574
McGraw-Hill Cos., Inc.	21,000	861
Microsoft Corp.	41,000	1,169
Nordstrom, Inc.	47,000	1,657
PACCAR, Inc.	47,000	2,224
Praxair, Inc.	42,000	3,835
Qualcomm, Inc.	45,000	1,944
Raytheon Co.	46,000	2,943
Sigma-Aldrich Corp.	35,700	2,036
State Street Corp.	25,000	1,803
T. Rowe Price Group, Inc.	46,500	2,723
Tyco Electronics, Ltd.	74,000	2,768
Union Pacific Corp.	9,000	1,307
Varian Medical Systems, Inc. ‡ ^	38,000	1,781
Total Common Stocks (cost $149,646)		172,278

Total Securities Lending Collateral (cost $8,967) q		8,967

Total Investment Securities (cost $158,613) #		$181,245

The notes to the financial statements are an integral part of this report.

42

	Percentage of
(unaudited)	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	6.5%	$11,791
Oil, Gas & Consumable Fuels	5.3%	9,516
Commercial Banks	5.1%	9,259
Aerospace & Defense	4.6%	8,368
Pharmaceuticals	4.3%	7,707
Chemicals	4.0%	7,318
Insurance	3.8%	6,842
Capital Markets	3.7%	6,752
Industrial Conglomerates	3.7%	6,664
Software	3.5%	6,415
Communications Equipment	3.2%	5,836
Machinery	3.0%	5,417
Electronic Equipment & Instruments	2.7%	4,951
Media	2.6%	4,767
Diversified Financial Services	2.4%	4,347
Computers & Peripherals	2.4%	4,340
Air Freight & Logistics	2.1%	3,876
Automobiles	2.1%	3,854
Auto Components	2.1%	3,806
Consumer Finance	2.0%	3,664
Construction & Engineering	2.0%	3,539
Internet Software & Services	1.9%	3,446
Health Care Equipment & Supplies	1.9%	3,437
Semiconductors & Semiconductor Equipment	1.8%	3,339
Food Products	1.8%	3,289
Commercial Services & Supplies	1.7%	3,088
Wireless Telecommunication Services	1.6%	2,916
Biotechnology	1.6%	2,847
Paper & Forest Products	1.1%	2,015
Energy Equipment & Services	1.1%	1,961
Electric Utilities	1.1%	1,936
Multiline Retail	0.9%	1,657
Hotels, Restaurants & Leisure	0.9%	1,632
Specialty Retail	0.8%	1,430
Road & Rail	0.7%	1,307
Internet & Catalog Retail	0.7%	1,219
Metals & Mining	0.6%	1,114
Multi-Utilities	0.6%	1,074
Life Sciences Tools & Services	0.6%	1,002
Health Care Providers & Services	0.5%	843
Office Electronics	0.5%	811
Household Durables	0.4%	779
Electrical Equipment	0.4%	736
Real Estate Management & Development	0.4%	732
Food & Staples Retailing	0.4%	639
Investment Securities, at value	95.1%	172,278
Short-Term Investments	4.9%	8,967
Total Investments	100.0%	$181,245

The notes to the financial statements are an integral part of this report.

43

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $8,655.
▲	Right
‡	Non-income producing security.
q

Cash collateral for the Repurchase Agreements, valued at $1,679, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $158,613. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,123 and $6,491, respectively. Net unrealized appreciation for tax purposes is $22,632.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated to $1,719 or 0.98% of the Fund’s net assets.

ADR	American Depository Receipt.

The notes to the financial statements are an integral part of this report.

44

Transamerica Value Balanced

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$907.96	1.55%	$7.35
Hypothetical (b)	1,000.00	1,017.16	1.55	7.77
Class B
Actual	1,000.00	905.01	2.20	10.42
Hypothetical (b)	1,000.00	1,013.92	2.20	11.02
Class C
Actual	1,000.00	905.11	2.15	10.18
Hypothetical (b)	1,000.00	1,014.17	2.15	10.77

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

45

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. Government Obligations (1.6%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$49	$48
5.00%, due 05/15/2037	50	54
8.00%, due 11/15/2021	25	34
U.S. Treasury Note
3.50%, due 02/15/2018	100	98
4.25%, due 08/15/2014	515	545
Total U.S. Government Obligations (cost $767)		779

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.1%)
Fannie Mae
4.73%, due 10/01/2035 *	357	357
5.00%, due 05/01/2018	97	97
5.50%, due 07/01/2019 – 07/01/2036	1,452	1,470
6.00%, due 04/01/2033 – 12/01/2037	1,345	1,378
Freddie Mac
5.00%, due 04/01/2018 – 11/15/2032	1,233	1,239
5.35%, due 11/14/2011	120	122
5.50%, due 09/01/2018 – 11/01/2018	161	165
5.52%, due 09/01/2037 *	381	389
6.00%, due 12/01/2033 – 01/01/2037	907	930
Ginnie Mae
6.00%, due 06/15/2034	145	150
6.50%, due 10/15/2027	60	63
Total U.S. Government Agency Obligations (cost $6,312)		6,360

MORTGAGE-BACKED SECURITIES (2.0%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	155	137
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	238	229
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	232	226
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	150	145
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	223	220
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	85	44
Total Mortgage-Backed Securities (cost $1,077)		1,001

ASSET-BACKED SECURITIES (0.3%)
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	135	135
Total Asset-Backed Securities (cost $135)		135

CORPORATE DEBT SECURITIES (12.4%)
Airlines (0.3%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	75	74
Delta Air Lines, Inc.
7.57%, due 11/18/2010	85	83
Automobiles (0.3%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	130	139
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	148	151
Building Products (0.2%)
CRH America, Inc.
5.30%, due 10/15/2013	100	94
Capital Markets (0.9%)
Lehman Brothers Holdings, Inc.
6.50%, due 07/19/2017	111	109
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	150	146
Morgan Stanley
6.63%, due 04/01/2018	80	83
Nuveen Investments, Inc.
5.00%, due 09/15/2010	100	88
Chemicals (0.3%)
PPG Industries, Inc.
5.75%, due 03/15/2013	150	154
Commercial Banks (1.5%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž	120	122
General Electric Capital Corp.
4.80%, due 05/01/2013	130	130
ICICI Bank, Ltd. -144A
3.25%, due 01/12/2010 *	135	130
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	150	156
PNC Bank NA
6.88%, due 04/01/2018	80	83
Wachovia Corp.
5.50%, due 05/01/2013	100	100
Consumer Finance (0.3%)
Discover Financial Services
3.43%, due 06/11/2010 *	133	133
Diversified Financial Services (1.3%)
Bank of America Corp.
5.75%, due 12/01/2017	125	127

The notes to the financial statements are an integral part of this report.

46

	Principal	Value
Diversified Financial Services (continued)
Citigroup, Inc.
5.50%, due 04/11/2013	$150	$151
Glencore Funding LLC -144A
6.00%, due 04/15/2014	138	132
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡	73	65
Pemex Finance, Ltd.
9.03%, due 02/15/2011	150	160
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	95	101
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	102
Food Products (1.2%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	89
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	270	271
Cargill, Inc. -144A
5.60%, due 09/15/2012	80	81
General Mills, Inc.
5.20%, due 03/17/2015	75	75
Michael Foods, Inc.
8.00%, due 11/15/2013	90	87
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	88
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	105	110
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	80	87
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	140	143
Insurance (0.4%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	80	70
Travelers Cos., Inc.
6.75%, due 06/20/2036	140	141
Machinery (0.2%)
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	96	98
Media (0.6%)
Amfm, Inc.
8.00%, due 11/01/2008	100	102
Comcast Corp.
7.05%, due 03/15/2033	95	100
News America Holdings, Inc.
7.75%, due 12/01/2045	65	73
Metals & Mining (0.3%)
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	140	141
Multiline Retail (0.4%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	100	104
Target Corp.
7.00%, due 01/15/2038	79	85
Multi-Utilities (0.3%)
Sempra Energy
4.75%, due 05/15/2009	145	145
Oil, Gas & Consumable Fuels (0.6%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	100	101
Petrobras International Finance Co.
5.88%, due 03/01/2018	90	89
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	106
Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	187
Real Estate Investment Trusts (0.5%)
iStar Financial, Inc.
4.88%, due 01/15/2009	80	75
Westfield Group -144A
5.40%, due 10/01/2012	168	166
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	171	165
Software (0.2%)
Oracle Corp.
5.75%, due 04/15/2018	123	125
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	65	65
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	100	80
Total Corporate Debt Securities (cost $6,157)		6,062

	Shares	Value
COMMON STOCKS (68.6%)
Capital Markets (3.8%)
AllianceBernstein Holding, LP	30,000	1,861
Commercial Banks (1.4%)
PNC Financial Services Group, Inc.	10,000	694
Diversified Financial Services (1.6%)
Bank of America Corp.	21,256	798
Electric Utilities (0.5%)
Dominion Resources, Inc.	6,000	260
Energy Equipment & Services (3.5%)
Transocean, Inc.	5,422	800
Weatherford International, Ltd. ‡	11,200	903

The notes to the financial statements are an integral part of this report.

47

	Shares	Value
Food Products (1.4%)
Kraft Foods, Inc. -Class A	21,037	$665
Household Products (1.7%)
Colgate-Palmolive Co.	7,000	495
Kimberly-Clark Corp.	5,000	320
Industrial Conglomerates (3.9%)
General Electric Co.	24,000	785
McDermott International, Inc. ‡	21,000	1,125
Insurance (1.0%)
American International Group, Inc.	10,000	462
IT Services (1.5%)
Fiserv, Inc. ‡	14,420	729
Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc. ‡	12,000	694
Marine (3.9%)
Genco Shipping & Trading, Ltd.	27,700	1,874
Media (1.8%)
Time Warner, Inc.	20,000	297
Walt Disney Co.	17,800	577
Metals & Mining (4.7%)
Cia Vale do Rio Doce	34,000	1,329
Fording Canadian Coal Trust	15,000	931
Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	11,000	732
BP PLC	9,485	690
Chesapeake Energy Corp.	5,100	264
Exxon Mobil Corp.	8,000	745
Marathon Oil Corp.	25,500	1,162
Valero Energy Corp.	14,000	684
Pharmaceuticals (9.1%)
Bristol-Myers Squibb Co.	75,000	1,648
Merck & Co., Inc.	35,000	1,331
Pfizer, Inc.	45,000	905
Schering-Plough Corp.	30,000	552
Real Estate Investment Trusts (2.3%)
Annaly Capital Management, Inc.	67,000	1,123
Road & Rail (1.8%)
Union Pacific Corp.	6,000	871
Software (4.1%)
Microsoft Corp.	70,000	1,996
Textiles, Apparel & Luxury Goods (1.9%)
Hanesbrands, Inc. ‡	26,200	918
Tobacco (5.9%)
Altria Group, Inc.	30,400	608
Loews Corp. - Carolina Group	11,000	723
Philip Morris International, Inc. ‡	30,400	1,551
Transportation Infrastructure (2.6%)
Aegean Marine Petroleum Network, Inc.	34,400	1,251
Total Common Stocks (cost $26,711)		33,353

Total Investment Securities (cost $41,159) #		$47,690

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2008.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $41,159. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,052 and $1,521, respectively. Net unrealized appreciation for tax purposes is $6,531.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated to $1,333 or 2.74% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

48

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity	Transamerica Flexible Income	Transamerica Growth Opportunities
Assets:
Investment securities, at cost	$145,099	$147,687	$1,416,477	$435,178	$315,618
Securities loaned, at value	11,402	11,207	84,239	32,754	57,901
Investment securities, at value	$167,152	$166,977	$1,689,361	$422,804	$335,674
Cash	—	10,562	28,624	963	7,950
Receivables:
Investment securities sold	1,424	2,587	—	11,320	—
Shares of beneficial interest sold	6	271	890	23	2
Interest	592	502	41	6,626	16
Income from loaned securities	8	4	51	77	148
Dividends	92	51	1,100	31	51
Dividend reclaims	69	—	430	—	—
Other	42	8	438	17	19
	$169,385	$180,962	$1,720,935	$441,861	$343,860
Liabilities:
Investment securities purchased	1,263	4,125	—	9,617	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	426	47	832	424	97
Management and advisory fees	101	100	942	229	177
Distribution and service fees	94	15	308	22	64
Transfer agent fees	40	1	224	10	63
Administration fees	3	3	26	7	5
Due to custodian	64	—	—	—	—
Payable for collateral for securities on loan	11,678	11,568	86,121	33,473	59,829
Other	94	29	650	58	88
	13,763	15,888	89,103	43,840	60,323
Net Assets	$155,622	$165,074	$1,631,832	$398,021	$283,537

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$127,507	$148,933	$1,936,464	$432,101	$430,448
Undistributed (accumulated) net investment income (loss)	105	165	1,674	2,540	(694)
Undistributed (accumulated) net realized gain (loss) from investments:	5,950	(3,313)	(579,140)	(24,245)	(166,272)
Net unrealized appreciation (depreciation) on:
Investment securities	22,048	19,289	272,834	(12,375)	20,055
Translation of assets and liabilities denominated in foreign currencies	12	—	—	—	—
Net Assets	$155,622	$165,074	$1,631,832	$398,021	$283,537
Net Assets by Class:
Class A	$62,694	$14,415	$477,291	$15,613	$53,730
Class B	65,595	5,317	127,725	13,078	42,798
Class C	27,333	9,207	83,367	8,430	17,222
Class I	—	136,135	791,231	360,900	169,787
Class T	—	—	152,218	—	—
Shares Outstanding:
Class A	2,759	1,346	44,812	1,781	5,703
Class B	2,905	500	12,761	1,492	4,845
Class C	1,213	870	8,300	964	1,945
Class I	—	12,702	73,101	41,012	17,646
Class T	—	—	5,131	—	—
Net Asset Value Per Share:
Class A	$22.72	$10.71	$10.65	$8.76	$9.42
Class B	22.58	10.63	10.01	8.77	8.83
Class C	22.51	10.58	10.04	8.74	8.85
Class I	—	10.72	10.82	8.80	9.62
Class T	—	—	29.66	—	—

Maximum Offering Price Per Share (a)
Class A	$24.04	$11.24	$11.27	$9.20	$9.97
Class T	—	—	32.42	—	—

The notes to the financial statements are an integral part of this report.

49

	Transamerica High Yield Bond	Transamerica Legg Mason Partners All Cap	Transamerica Money Market	Transamerica Science & Technology	Transamerica Short-Term Bond
Assets:
Investment securities, at cost	$472,874	$116,417	$202,784	$86,536	$581,036
Securities loaned, at value	38,467	3,213	—	18,172	10,217
Investment securities, at value	$455,389	$136,539	$202,784	$98,066	$579,645
Cash	26,328	824	101	4,306	2,356
Receivables:
Investment securities sold	2,127	—	—	2,451	10,264
Shares of beneficial interest sold	764	23	544	27	1
Interest	9,874	1	42	5	5,706
Income from loaned securities	64	6	—	22	71
Dividends	—	106	—	32	—
Dividend reclaims	—	25	—	—	—
Other	29	29	19	4	—
	$494,575	$137,553	$203,490	$104,913	$598,043
Liabilities:
Investment securities purchased	6,031	—	—	2,703	12,064
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	118	251	603	7	319
Management and advisory fees	209	87	13	49	292
Distribution and service fees	30	87	82	7	2
Transfer agent fees	10	50	33	4	—
Administration fees	7	2	3	1	9
Dividends to shareholders	—	1	171	—	—
Payable for collateral for securities on loan	39,406	3,408	—	18,811	10,425
Other	64	80	66	13	20
	45,875	3,966	971	21,595	23,131
Net Assets	$448,700	$133,587	$202,519	$83,318	$574,912

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$467,252	$109,343	$202,429	$70,056	$581,550
Undistributed (accumulated) net investment income (loss)	3,647	134	90	(254)	2,953
Undistributed (accumulated) net realized gain (loss) from investments:	(4,711)	3,991	—	1,988	(8,200)
Net unrealized appreciation (depreciation) on:
Investment securities	(17,488)	20,119	—	11,529	(1,391)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(1)	—
Net Assets	$448,700	$133,587	$202,519	$83,318	$574,912
Net Assets by Class:
Class A	$35,292	$43,143	$113,092	$6,456	$1,157
Class B	15,354	63,693	27,656	3,652	—
Class C	9,156	26,751	32,518	2,264	2,148
Class I	388,898	—	29,253	70,946	571,607
Shares Outstanding:
Class A	4,027	2,994	113,095	1,472	117
Class B	1,753	4,762	27,655	879	—
Class C	1,047	1,996	32,512	547	217
Class I	44,100	—	29,253	15,914	58,569
Net Asset Value Per Share:
Class A	$8.76	$14.41	$1.00	$4.39	$9.92
Class B	8.76	13.38	1.00	4.16	—
Class C	8.74	13.40	1.00	4.15	9.91
Class I	8.82	—	1.00	4.46	9.76

Maximum Offering Price Per Share (a)
Class A	$9.20	$15.25	$1.00	$4.65	$10.17

The notes to the financial statements are an integral part of this report.

50

	Transamerica Small/Mid Cap Value	Transamerica Templeton Global	Transamerica Value Balanced
Assets:
Investment securities, at cost	$671,930	$158,613	$41,159
Foreign currency cost	—	135	—
Securities loaned, at value	142,219	8,655	—
Investment securities, at value	$817,974	$181,245	$47,690
Cash	83,577	2,065	—
Foreign currency	—	148	—
Receivables:
Investment securities sold	33	747	2,618
Shares of beneficial interest sold	7,578	11	33
Interest	66	3	129
Income from loaned securities	221	4	—
Dividends	410	521	39
Dividend reclaims	—	179	—
Other	15	129	16
	$909,874	$185,052	$50,525
Liabilities:
Investment securities purchased	9,180	53	1,511
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	290	148	85
Management and advisory fees	464	125	33
Distribution and service fees	153	82	25
Transfer agent fees	9	64	15
Administration fees	12	3	1
Due to custodian	—	—	165
Dividends to shareholders	5	—	—
Payable for collateral for securities on loan	146,617	8,967	—
Other	43	229	45
	156,773	9,671	1,880
Net Assets	$753,101	$175,381	$48,645

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$584,489	$444,317	$41,196
Undistributed (accumulated) net investment income (loss)	3,718	(1,172)	352
Undistributed (accumulated) net realized gain (loss) from investments:	18,851	(290,410)	569
Net unrealized appreciation (depreciation) on:
Investment securities	146,043	22,619	6,528
Translation of assets and liabilities denominated in foreign currencies	—	27	—
Net Assets	$753,101	$175,381	$48,645
Net Assets by Class:
Class A	$184,672	$115,397	$27,608
Class B	44,230	34,281	11,687
Class C	91,383	25,703	9,350
Class I	432,816	—	—
Shares Outstanding:
Class A	9,614	3,639	2,253
Class B	2,393	1,150	957
Class C	4,979	868	766
Class I	22,413	—	—
Net Asset Value Per Share:
Class A	$19.21	$31.73	$12.26
Class B	18.49	29.82	12.21
Class C	18.35	29.62	12.20
Class I	19.31	—	—

Maximum Offering Price Per Share (a)
Class A	$20.33	$33.58	$12.97

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

51

STATEMENTS OF OPERATIONS

For the period ended April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity	Transamerica Flexible Income	Transamerica Growth Opportunities
Investment Income:
Dividends	$789	$569	$11,035	$368	$961
Less withholding taxes on foreign dividends	—	—	—	(3)	—
Interest	1,409	1,042	477	12,282	159
Income from loaned securities-net	46	7	112	336	271
	2,244	1,618	11,624	12,983	1,391

Expenses:
Management and advisory fees	658	590	5,929	1,428	1,185
Distribution and service fees:
Class A	103	20	831	27	97
Class B	385	27	747	74	254
Class C	142	30	433	43	93
Transfer agent fees:
Class A	80	6	629	20	141
Class B	105	5	362	21	156
Class C	30	2	123	9	44
Class I	—	—	—	— (a)	—
Class T	—	—	105	—	—
Printing and shareholder reports	18	5	113	14	27
Custody fees	17	10	76	33	17
Administration fees	16	16	166	40	30
Legal fees	2	1	16	4	3
Audit fees	10	11	11	11	11
Trustees fees	1	1	11	2	2
Registration fees	18	26	43	19	30
Other	—	—	—	—	—
Total expenses	1,585	750	9,595	1,745	2,090
Less: Net of Reimbursement/Recapture expenses:
Class B	—	—	(56)	—	(22)
Total reimbursed/recaptured expenses	—	—	(56)	—	(22)
Net expenses	1,585	750	9,539	1,745	2,068

Net Investment Income (Loss)	659	868	2,085	11,238	(677)

Net Realized Gain (Loss) from:
Investment securities	6,202	(3,389)	18,496	(11,349)	1,475
	6,202	(3,389)	18,496	(11,349)	1,475

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(23,941)	(13,253)	(242,375)	(6,934)	(62,453)
Translation of assets and liabilities denominated in foreign currencies	7	—	—	—	—
	(23,934)	(13,253)	(242,375)	(6,934)	(62,453)

Net Realized and Unrealized Loss: (b)	(17,732)	(16,642)	(223,879)	(18,283)	(60,978)
Net (Decrease) In Net Assets Resulting from Operations	$(17,073)	$(15,774)	$(221,794)	$(7,045)	$(61,655)

The notes to the financial statements are an integral part of this report.

52

	Transamerica High-Yield Bond	Transamerica Legg Mason Partners All Cap	Transamerica Money Market	Transamerica Science & Technology	Transamerica Short-Term Bond
Investment Income:
Dividends	$—	$1,570	$—	$72	$—
Less withholding taxes on foreign dividends	—	—	—	(2)	—
Interest	16,623	6	3,796	20	14,728
Income from loaned securities-net	181	20	—	87	167
	16,804	1,596	3,796	177	14,895

Expenses:
Management and advisory fees	1,189	581	382	321	1,774
Distribution and service fees:
Class A	60	77	184	12	1
Class B	89	362	127	19	—
Class C	46	146	137	12	4
Transfer agent fees:
Class A	27	74	132	14	— (a)
Class B	19	124	36	11	—
Class C	7	37	39	4	— (a)
Class I	— (a)	—	—	—	— (a)
Printing and shareholder reports	14	17	12	4	17
Custody fees	27	17	10	6	34
Administration fees	40	14	19	8	57
Legal fees	4	2	—	1	5
Audit fees	11	10	11	11	11
Trustees fees	2	1	—	— (a)	4
Registration fees	26	29	47	17	20
Other	—	—	—	—	3
Total expenses	1,561	1,491	1,136	440	1,930
Less: Net of Reimbursement/Recapture expenses:
Class A	—	(13)	(144)	(4)	—
Class B	—	(23)	(39)	(6)	—
Class C	—	—	(43)	(1)	—
Class I	—	—	(3)	—	—
Total reimbursed/recaptured expenses	—	(36)	(229)	(11)	—
Net expenses	1,561	1,455	907	429	1,930
Net Investment Income (Loss)	15,243	141	2,889	(252)	12,965

Net Realized Gain (Loss) from:
Investment securities	(3,199)	4,573	—	1,989	(4,301)
Foreign currency transactions	—	(1)	—	—	—
	(3,199)	4,572	—	1,989	(4,301)

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(13,164)	(17,885)	—	(21,453)	(350)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(1)	—
	(13,164)	(17,885)	—	(21,454)	(350)

Net Realized and Unrealized Loss: (b)	(16,363)	(13,313)	—	(19,465)	(4,651)
Net Increase (Decrease) In Net Assets Resulting from Operations	$(1,120)	$(13,172)	$2,889	$(19,717)	$8,314

The notes to the financial statements are an integral part of this report.

53

	Transamerica Small/Mid Cap Value	Transamerica Templeton Global	Transamerica Value Balanced
Investment Income:
Dividends	$7,340	$2,502	$574
Less withholding taxes on foreign dividends	(2)	(157)	—
Interest	155	51	428
Income from loaned securities-net	913	28	—
	8,406	2,424	1,002

Expenses:
Management and advisory fees	2,643	845	198
Distribution and service fees:
Class A	219	192	51
Class B	226	235	70
Class C	351	135	50
Transfer agent fees:
Class A	108	187	40
Class B	49	129	26
Class C	50	52	11
Class I	—	—	—
Printing and shareholder reports	25	37	7
Custody fees	30	45	12
Administration fees	67	21	5
Legal fees	7	2	1
Audit fees	10	11	10
Trustees fees	5	2	— (a)
Registration fees	42	21	18
Other	2	—	—
Total expenses	3,834	1,914	499
Less: Net of Reimbursement/Recapture expenses:
Class A	—	(27)	(3)
Class B	—	(63)	(8)
Class C	—	(13)	—
Total reimbursed/recaptured expenses	—	(103)	(11)
Net expenses	3,834	1,811	488

Net Investment Income	4,572	613	514

Net Realized Gain (Loss) from:
Investment securities	19,996	17,604	521
Written option & swaption contracts	—	—	38
Foreign currency transactions	—	59	—
	19,996	17,663	559

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(82,656)	(47,869)	(6,760)
Written option and swaption contracts	—	—	(34)
Translation of assets and liabilities denominated in foreign currencies	—	17	—
	(82,656)	(47,852)	(6,794)

Net Realized and Unrealized Loss: (b)	(62,660)	(30,189)	(6,235)
Net (Decrease) In Net Assets Resulting from Operations	$(58,088)	$(29,576)	$(5,721)

(a)          Rounds to less than $1.

(b)         Net realized and unrealized gain (loss) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions.

The notes to the financial statements are an integral part of this report.

54

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended:

(all amounts in thousands)

	Transamerica Balanced		Transamerica Convertible Securities		Transamerica Equity		Transamerica Flexible Income
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$659	$628	$868	$2,344	$2,085	$(4,855)	$11,238	$20,505
Net realized gain (loss) (a)	6,202	24,204	(3,389)	36,172	18,496	189,148	(11,349)	(6,948)
Change in unrealized appreciation (depreciation) (b)	(23,934)	5,146	(13,253)	6,185	(242,375)	179,879	(6,934)	(5,879)
Net increase (decrease) in net assets resulting from operations	(17,073)	29,978	(15,774)	44,701	(221,794)	364,172	(7,045)	7,678
Distributions to Shareholders:
From net investment income:
Class A	(289)	(334)	(41)	(60)	—	—	(347)	(829)
Class B	(186)	(175)	(5)	(18)	—	—	(284)	(899)
Class C	(83)	(62)	(10)	(10)	—	—	(168)	(472)
Class I	—	—	(740)	(2,421)	—	—	(9,164)	(17,840)
	(558)	(571)	(796)	(2,509)	—	—	(9,963)	(20,040)
From net realized gains:
Class A	(1,610)	—	(2,338)	(337)	—	—	—	—
Class B	(2,363)	—	(1,378)	(351)	—	—	—	—
Class C	(826)	—	(854)	(180)	—	—	—	—
Class I	—	—	(31,491)	(13,541)	—	—	—	—
	(4,799)	—	(36,061)	(14,409)	—	—	—	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,987	3,526	7,612	5,352	25,632	44,265	1,954	4,630
Class B	1,364	2,783	848	852	2,938	7,379	1,100	1,542
Class C	665	1,128	6,955	704	3,758	9,600	1,557	3,467
Class I	—	—	2,825	14,218	14,095	92,884	12,182	166,452
Class T	—	—	—	—	1,109	1,657	—	—
	4,016	7,437	18,240	21,126	47,532	155,785	16,793	176,091
Issued from fund acquisition:
Dividends and distributions reinvested:
Class A	1,827	320	1,689	368	—	—	292	695
Class B	2,387	163	1,098	303	—	—	228	720
Class C	843	56	594	122	—	—	140	352
Class I	—	—	32,231	15,962	—	—	9,164	17,840
	5,057	539	35,612	16,755	—	—	9,824	19,607
Cost of shares redeemed:
Class A	(7,451)	(16,478)	(3,129)	(2,550)	(43,717)	(136,142)	(2,981)	(7,258)
Class B	(11,384)	(30,403)	(814)	(2,301)	(17,243)	(55,373)	(3,025)	(7,431)
Class C	(2,893)	(10,378)	(814)	(1,357)	(9,427)	(24,350)	(1,884)	(7,097)
Class I	—	—	(1,358)	(162,514)	(8,265)	(86,650)	(15,707)	(23,682)
Class T	—	—	—	—	(11,255)	(51,342)	—	—
	(21,728)	(57,259)	(6,115)	(168,722)	(89,907)	(353,857)	(23,597)	(45,468)
Redemption fee:
Class A	— (c)	—	—	—	2	1	—(c )	—
Class B	— (c)	—	—	—	— (c)	—	—(c )	—
Class C	— (c)	—	—	—	— (c)	—	—	—
Class T	—	—	—	—	1	—	—(c )	—
	—	—	—	—	3	1	—	—
Automatic conversions:
Class A	12,022	10,022	335	99	26,007	21,409	1,602	809
Class B	(12,022)	(10,022)	(335)	(99)	(26,007)	(21,409)	(1,602)	(809)
	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(12,655)	(49,283)	47,737	(130,841)	(42,372)	(198,071)	3,020	150,230
Net increase (decrease) in net assets	(35,085)	(19,876)	(4,894)	(103,058)	(264,166)	166,101	(13,988)	137,868

Net Assets:
Beginning of year	$190,707	$210,583	$169,968	$273,026	$1,895,998	$1,729,897	$412,009	$274,141
End of period/year	$155,622	$190,707	$165,074	$169,968	$1,631,832	$1,895,998	$398,021	$412,009
Undistributed (Accumulated) Net Investment Income (Loss)	$105	$4	$165	$93	$1,674	$(411)	$2,540	$1,265

The notes to the financial statements are an integral part of this report.

55

	Transamerica Balanced		Transamerica Convertible Securities		Transamerica Equity		Transamerica Flexible Income
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	88	151	693	397	2,385	4,226	218	493
Class B	61	120	77	66	293	747	123	164
Class C	29	49	654	52	371	963	174	372
Class I	—	—	235	1,104	1,240	8,822	1,346	17,539
Class T	—	—	—	—	37	57	—	—
	178	320	1,659	1,619	4,326	14,815	1,861	18,568
Shares issued-reinvested from distributions:
Class A	76	14	151	29	—	—	32	75
Class B	99	7	99	24	—	—	26	77
Class C	35	2	54	10	—	—	16	38
Class I	—	—	2,885	1,262	—	—	1,022	1,912
	210	23	3,189	1,325	—	—	1,096	2,102
Shares redeemed:
Class A	(326)	(710)	(267)	(194)	(4,116)	(13,041)	(334)	(781)
Class B	(502)	(1,310)	(73)	(176)	(1,717)	(5,614)	(338)	(797)
Class C	(128)	(451)	(75)	(105)	(935)	(2,460)	(211)	(762)
Class I	—	—	(122)	(12,760)	(769)	(8,395)	(1,753)	(2,524)
Class T	—	—	—	—	(378)	(1,774)	—	—
	(956)	(2,471)	(537)	(13,235)	(7,915)	(31,284)	(2,636)	(4,864)
Automatic conversions:
Class A	526	421	32	7	2,439	2,009	179	87
Class B	(529)	(423)	(32)	(8)	(2,590)	(2,121)	(179)	(87)
	(3)	(2)	—	(1)	(151)	(112)	—	—
Net increase (decrease) in shares outstanding:
Class A	364	(124)	609	239	708	(6,806)	95	(126)
Class B	(871)	(1,606)	71	(94)	(4,014)	(6,988)	(368)	(643)
Class C	(64)	(400)	633	(43)	(564)	(1,497)	(21)	(352)
Class I	—	—	2,998	(10,394)	471	427	615	16,927
Class T	—	—	—	—	(341)	(1,717)	—	—
	(571)	(2,130)	4,311	(10,292)	(3,740)	(16,581)	321	15,807

The notes to the financial statements are an integral part of this report.

56

	Transamerica Growth Opportunities		Transamerica High Yield Bond		Transamerica Legg Mason Partners All Cap		Transamerica Money Market
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(677)	$(2,183)	$15,243	$26,486	$141	$(57)	$2,889	$7,680
Net realized gain (loss) (a)	1,475	91,882	(3,199)	3,704	4,572	15,452	—	—
Change in unrealized appreciation (depreciation) (b)	(62,453)	13,074	(13,164)	(6,944)	(17,885)	1,843	—	—
Net increase (decrease) in net assets resulting from operations	(61,655)	102,773	(1,120)	23,246	(13,172)	17,238	2,889	7,680
Distributions to Shareholders:
From net investment income:
Class A	—	—	(1,068)	(2,554)	—	(175)	(1,651)	(3,876)
Class B	—	—	(490)	(1,470)	—	—	(312)	(966)
Class C	—	—	(259)	(615)	—	—	(325)	(700)
Class I	—	—	(11,316)	(21,811)	—	—	(605)	(2,136)
	—	—	(13,133)	(26,450)	—	(175)	(2,893)	(7,678)
From net realized gains:
Class A	—	—	—	—	(4,226)	(7,681)	—	—
Class B	—	—	—	—	(7,830)	(16,118)	—	—
Class C	—	—	—	—	(3,116)	(6,121)	—	—
	—	—	—	—	(15,172)	(29,920)	—	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,200	8,951	5,960	10,896	1,705	4,462	67,281	110,732
Class B	1,150	2,481	480	1,207	954	4,191	13,385	18,357
Class C	885	1,087	289	2,753	548	1,569	24,040	17,851
Class I	—	7,155	59,578	61,746	—	—	5,401	209,116
	4,235	19,674	66,307	76,602	3,207	10,222	110,107	356,056
Issued from fund acquisition:
Dividends and distributions reinvested:
Class A	—	—	800	1,803	4,088	7,515	1,716	3,727
Class B	—	—	320	980	7,210	14,734	307	893
Class C	—	—	159	358	2,804	5,461	319	655
Class I	—	—	11,316	21,811	—	—	648	2,120
	—	—	12,595	24,952	14,102	27,710	2,990	7,395
Cost of shares redeemed:
Class A	(8,377)	(20,501)	(7,160)	(21,615)	(8,159)	(17,017)	(53,082)	(98,923)
Class B	(5,800)	(19,854)	(3,988)	(7,614)	(14,625)	(30,724)	(7,948)	(20,138)
Class C	(2,325)	(6,452)	(1,060)	(4,201)	(6,368)	(10,089)	(11,478)	(16,155)
Class I	(2,008)	(75,323)	(1,718)	(64,779)	—	—	(11,469)	(203,029)
	(18,510)	(122,130)	(13,926)	(98,209)	(29,152)	(57,830)	(83,977)	(338,245)
Redemption fee:
Class A	— (c)	1	— (c)	—	— (c)	—	—	—
Class B	— (c)	—	—	—	— (c)	—	—	—
Class C	—	—	—	—	— (c)	—	—	—
	—	1	—	—	—	—	—	—
Automatic conversions:
Class A	6,331	2,209	1,953	794	3,471	2,342	1,413	1,515
Class B	(6,331)	(2,209)	(1,953)	(794)	(3,471)	(2,342)	(1,413)	(1,515)
	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(14,275)	(102,455)	64,976	3,345	(11,843)	(19,898)	29,120	25,206
Net increase (decrease) in net assets	(75,930)	318	50,723	141	(40,187)	(32,755)	29,116	25,208

Net Assets:
Beginning of year	$359,467	$359,149	$397,977	$397,836	$173,774	$206,529	$173,403	$148,195
End of period/year	$283,537	$359,467	$448,700	$397,977	$133,587	$173,774	$202,519	$173,403
Undistributed (Accumulated) Net Investment Income (Loss)	$(694)	$(17)	$3,647	$1,537	$134	$(7)	$90	$94

The notes to the financial statements are an integral part of this report.

57

	Transamerica Growth Opportunities		Transamerica High Yield Bond		Transamerica Legg Mason Partners All Cap		Transamerica Money Market
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	227	939	680	1,171	117	263	67,281	110,732
Class B	128	288	56	130	70	260	13,385	18,357
Class C	93	125	33	299	40	99	24,040	17,852
Class I	—	796	6,872	6,700	—	—	5,401	209,116
	448	2,148	7,641	8,300	227	622	110,107	356,057
Shares issued-reinvested from distributions:
Class A	—	—	93	196	270	462	1,716	3,727
Class B	—	—	37	106	511	960	307	893
Class C	—	—	18	39	198	355	319	655
Class I	—	—	1,303	2,352	—	—	648	2,120
	—	—	1,451	2,693	979	1,777	2,990	7,395
Shares redeemed:
Class A	(880)	(2,247)	(825)	(2,333)	(555)	(997)	(53,082)	(98,924)
Class B	(645)	(2,313)	(461)	(826)	(1,076)	(1,916)	(7,948)	(20,138)
Class C	(257)	(749)	(121)	(455)	(460)	(632)	(11,479)	(16,155)
Class I	(207)	(8,408)	(193)	(7,039)	—	—	(11,469)	(203,029)
	(1,989)	(13,717)	(1,600)	(10,653)	(2,091)	(3,545)	(83,978)	(338,246)
Automatic conversions:
Class A	668	231	224	86	238	136	1,413	1,515
Class B	(712)	(245)	(225)	(86)	(256)	(145)	(1,412)	(1,515)
	(44)	(14)	(1)	—	(18)	(9)	1	—
Net increase (decrease) in shares outstanding:
Class A	15	(1,077)	172	(880)	70	(136)	17,328	17,050
Class B	(1,229)	(2,270)	(593)	(676)	(751)	(842)	4,332	(2,403)
Class C	(164)	(624)	(70)	(117)	(222)	(178)	12,880	2,352
Class I	(207)	(7,612)	7,982	2,013	—	—	(5,420)	8,207
	(1,585)	(11,583)	7,491	340	(903)	(1,156)	29,120	25,205

The notes to the financial statements are an integral part of this report.

58

	Transamerica Science & Technology		Transamerica Short-Term Bond		Transamerica Small/Mid Cap Value		Transamerica Templeton Global
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(252)	$(423)	$12,965	$24,122	$4,572	$6,180	$613	$1,081
Net realized gain (loss) (a)	1,989	4,033	(4,301)	(1,455)	19,996	77,381	17,663	21,798
Change in unrealized appreciation (depreciation) (b)	(21,454)	27,561	(350)	(1,233)	(82,656)	101,180	(47,852)	31,307
Net increase (decrease) in net assets resulting from operations	(19,717)	31,171	8,314	21,434	(58,088)	184,741	(29,576)	54,186
Distributions to Shareholders:
From net investment income:
Class A	—	—	(9)	—	(821)	(339)	(1,123)	(1,297)
Class B	—	—	—	—	—	—	(99)	(375)
Class C	—	—	(10)	—	(208)	(64)	(200)	(173)
Class I	—	—	(11,564)	(22,977)	(4,881)	(6,046)	(700)	(688)
	—	—	(11,583)	(22,977)	(5,910)	(6,449)	(2,122)	(2,533)
From net realized gains:
Class A	(282)	—	—	—	(12,319)	(849)	—	—
Class B	(157)	—	—	—	(5,719)	(821)	—	—
Class C	(96)	—	—	—	(7,564)	(535)	—	—
Class I	(2,576)	—	—	—	(50,781)	(8,419)	—	—
	(3,111)	—	—	—	(76,383)	(10,624)	—	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,486	1,923	1,258	—	117,041	50,011	2,603	6,194
Class B	260	488	—	—	5,945	7,596	974	3,166
Class C	531	689	2,185	—	40,426	29,511	553	1,684
Class I	3,242	—	24,910	193,918	2,605	23,041	—	—
	6,519	3,100	28,353	193,918	166,017	110,159	4,130	11,044
Dividends and distributions reinvested:
Class A	268	—	9	—	10,992	1,137	1,085	1,262
Class B	149	—	—	—	5,175	750	94	356
Class C	78	—	10	—	6,054	502	189	164
Class I	2,576	—	11,563	22,977	55,662	14,464	700	688
	3,071	—	11,582	22,977	77,883	16,853	2,068	2,470
Cost of shares redeemed:
Class A	(2,121)	(1,961)	(101)	—	(23,868)	(21,331)	(10,952)	(39,581)
Class B	(473)	(1,317)	—	—	(5,487)	(14,052)	(5,939)	(19,012)
Class C	(433)	(712)	(36)	—	(6,085)	(7,577)	(2,937)	(8,953)
Class I	(209)	—	(25,506)	(30,905)	(16,391)	(152,163)	(38,071)	(3,733)
	(3,236)	(3,990)	(25,643)	(30,905)	(51,831)	(195,123)	(57,899)	(71,279)
Redemption fee:
Class A	—	—	—	—	— (c)	—	— (c)	1
Class B	—	—	—	—	— (c)	2	— (c)	—
Class C	—	—	—	—	— (c)	—	—	—
	—	—	—	—	— (c)	2	— (c)	1
Automatic conversions:
Class A	61	31	—	—	4,140	1,995	17,505	9,939
Class B	(61)	(31)	—	—	(4,140)	(1,995)	(17,505)	(9,939)
	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	6,354	(890)	14,292	185,990	192,069	(68,109)	(51,701)	(57,764)
Net increase (decrease) in net assets	(16,474)	30,281	11,023	184,447	51,688	99,559	(83,399)	(6,111)

Net Assets:
Beginning of year	$99,792	$69,511	$563,889	$379,442	$701,413	$601,854	$258,780	$264,891
End of period/year	$83,318	$99,792	$574,912	$563,889	$753,101	$701,413	$175,381	$258,780
Undistributed (Accumulated) Net Investment Income (Loss)	$(254)	$(2)	$2,953	$1,571	$3,718	$5,056	$(1,172)	$337

The notes to the financial statements are an integral part of this report.

59

	Transamerica Science & Technology		Transamerica Short-Term Bond		Transamerica Small/Mid Cap Value		Transamerica Templeton Global
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	507	404	126	—	6,057	2,339	82	197
Class B	61	110	—	—	320	385	33	108
Class C	120	149	219	—	2,198	1,464	18	57
Class I	799	—	2,540	19,678	127	1,173	—	—
	1,487	663	2,885	19,678	8,702	5,361	133	362
Shares issued-reinvested from distributions:
Class A	53	—	1	—	552	62	31	42
Class B	31	—	—	—	269	43	3	12
Class C	16	—	1	—	317	29	6	6
Class I	501	—	1,180	2,340	2,787	797	20	23
	601	—	1,182	2,340	3,925	931	60	83
Shares redeemed:
Class A	(490)	(461)	(10)	—	(1,278)	(1,076)	(346)	(1,245)
Class B	(108)	(318)	—	—	(300)	(745)	(200)	(645)
Class C	(109)	(177)	(3)	—	(337)	(395)	(98)	(303)
Class I	(50)	—	(2,598)	(3,135)	(899)	(8,356)	(1,259)	(124)
	(757)	(956)	(2,611)	(3,135)	(2,814)	(10,572)	(1,903)	(2,317)
Automatic conversions:
Class A	14	7	—	—	217	96	557	312
Class B	(15)	(7)	—	—	(225)	(100)	(592)	(332)
	(1)	—	—	—	(8)	(4)	(35)	(20)
Net increase (decrease) in shares outstanding:
Class A	84	(50)	117	—	5,548	1,421	324	(694)
Class B	(31)	(215)	—	—	64	(417)	(756)	(857)
Class C	27	(28)	217	—	2,178	1,098	(74)	(240)
Class I	1,250	—	1,122	18,883	2,015	(6,386)	(1,239)	(101)
	1,330	(293)	1,456	18,883	9,805	(4,284)	(1,745)	(1,892)

The notes to the financial statements are an integral part of this report.

60

	Transamerica Value Balanced
	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$514	$1,133
Net realized gain (a)	559	4,199
Change in unrealized appreciation (depreciation) (b)	(6,794)	2,184
Net increase (decrease) in net assets resulting from operations	(5,721)	7,516
Distributions to Shareholders:
From net investment income:
Class A	(280)	(537)
Class B	(79)	(205)
Class C	(63)	(131)
	(422)	(873)
From net realized gains:
Class A	(1,609)	(898)
Class B	(830)	(564)
Class C	(566)	(319)
	(3,005)	(1,781)
Capital Share Transactions:
Proceeds from shares sold:
Class A	758	2,339
Class B	292	1,826
Class C	218	1,172
	1,268	5,337
Dividends and distributions reinvested:
Class A	1,841	1,403
Class B	842	725
Class C	605	437
	3,288	2,565
Cost of shares redeemed:
Class A	(4,500)	(8,665)
Class B	(2,498)	(4,679)
Class C	(1,432)	(2,140)
	(8,430)	(15,484)
Redemption fee:
Class B	— (c)	—
Class C	— (c)	—
	— (c)	—
Automatic conversions:
Class A	1,927	2,221
Class B	(1,927)	(2,221)
	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(3,874)	(7,582)
Net increase (decrease) in net assets	(13,022)	(2,720)

Net Assets:
Beginning of year	$61,667	$64,387
End of period/year	$48,645	$61,667
Undistributed (Accumulated) Net Investment Income (Loss)	$352	$260

The notes to the financial statements are an integral part of this report.

61

	Transamerica Value Balanced
	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	60	171
Class B	23	134
Class C	17	87
	100	392
Shares issued-reinvested from distributions:
Class A	141	106
Class B	65	55
Class C	47	33
	253	194
Shares redeemed:
Class A	(361)	(636)
Class B	(200)	(344)
Class C	(114)	(158)
	(675)	(1,138)
Automatic conversions:
Class A	153	162
Class B	(153)	(163)
	—	(1)
Net increase (decrease) in shares outstanding:
Class A	(7)	(197)
Class B	(265)	(318)
Class C	(50)	(38)
	(322)	(553)

(a) Net realized and unrealized gain (loss) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions.

(b) Change in unrealized appreciation (depreciation) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Translation.

(c) Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

62

FINANCIAL HIGHLIGHTS

For the period or years ended

(unaudited for the period ended April 30, 2008)

	Transamerica Balanced
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$25.70	$22.05	$19.90	$18.53	$17.43	$16.23

Investment Operations (a)
Net Investment income (loss)	0.14	0.17	0.12	0.15	0.14	0.19
Net realized and unrealized gain (loss) on investments	(2.35)	3.62	2.12	1.41	1.08	1.21
Total from investment operations	(2.21)	3.79	2.24	1.56	1.22	1.40

Distributions
Net investment income	(0.11)	(0.14)	(0.09)	(0.19)	(0.12)	(0.20)
Net realized gains on investments	(0.66)	—	—	—	—	—
Total distributions	(0.77)	(0.14)	(0.09)	(0.19)	(0.12)	(0.20)

Net Asset Value
End of Period/Year	$22.72	$25.70	$22.05	$19.90	$18.53	$17.43

Total Return (b)	(8.75)%	17.28%	11.27%	8.41%	7.03%	8.71%

Net Assets End of Period/Year	$62,694	$61,565	$55,547	$62,440	$72,997	$89,335

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	1.51%	1.56%	1.58%	1.59%	1.70%	1.73%
Before reimbursement/fee waiver	1.51%	1.56%	1.58%	1.59%	1.70%	1.73%
Net investment income (loss), to average net assets (c), (d)	1.22%	0.73%	0.57%	0.75%	0.76%	1.13%
Portfolio turnover rate (e)	30%	52%	51%	27%	107%	69%

	Transamerica Balanced
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$25.58	$21.98	$19.88	$18.47	$17.39	$16.22

Investment Operations (a)
Net Investment income (loss)	0.06	0.04	— (i)	0.04	0.04	0.08
Net realized and unrealized gain (loss) on investments	(2.34)	3.60	2.12	1.40	1.08	1.18
Total from investment operations	(2.28)	3.64	2.12	1.44	1.12	1.26

Distributions
Net investment income	(0.06)	(0.04)	(0.02)	(0.03)	(0.04)	(0.09)
Net realized gains on investments	(0.66)	—	—	—	—	—
Total distributions	(0.72)	(0.04)	(0.02)	(0.03)	(0.04)	(0.09)

Net Asset Value
End of Period/Year	$22.58	$25.58	$21.98	$19.88	$18.47	$17.39

Total Return (b)	(9.08)%	16.57%	10.65%	7.80%	6.44%	7.84%

Net Assets End of Period/Year	$65,595	$96,573	$118,286	$142,479	$170,630	$199,472

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	2.17%	2.14%	2.15%	2.14%	2.26%	2.37%
Before reimbursement/fee waiver	2.17%	2.14%	2.15%	2.14%	2.26%	2.37%
Net investment income (loss), to average net assets (c), (d)	0.55%	0.15%	0.01%	0.20%	0.19%	0.48%
Portfolio turnover rate (e)	30%	52%	51%	27%	107%	69%

The notes to the financial statements are an integral part of this report.

63

	Transamerica Balanced
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$25.50	$21.91	$19.82	$18.45	$17.39	$16.22

Investment Operations (a)
Net Investment income (loss)	0.07	0.04	0.01	0.04	(0.01)	0.08
Net realized and unrealized gain (loss) on investments	(2.33)	3.59	2.10	1.41	1.11	1.18
Total from investment operations	(2.26)	3.63	2.11	1.45	1.10	1.26

Distributions
Net investment income	(0.07)	(0.04)	(0.02)	(0.08)	(0.04)	(0.09)
Net realized gains on investments	(0.66)	—	—	—	—	—
Total distributions	(0.73)	(0.04)	(0.02)	(0.08)	(0.04)	(0.09)

Net Asset Value
End of Period/Year	$22.51	$25.50	$21.91	$19.82	$18.45	$17.39

Total Return (b)	(9.03)%	16.61%	10.64%	7.85%	6.33%	7.84%

Net Assets End of Period/Year	$27,333	$32,569	$36,750	$43,276	$53,990	$4,354

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	2.10%	2.11%	2.12%	2.13%	2.28%	2.39%
Before reimbursement/fee waiver	2.10%	2.11%	2.12%	2.13%	2.28%	2.38%
Net investment income (loss), to average net assets (c), (d)	0.62%	0.18%	0.03%	0.21%	(0.08)%	0.48%
Portfolio turnover rate (e)	30%	52%	51%	27%	107%	69%

	Transamerica Convertible Securities
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$15.30	$12.76	$11.56	$11.00	$11.32	$9.39

Investment Operations (a)
Net Investment income (loss)	0.04	0.10	0.07	0.20	0.21	0.24
Net realized and unrealized gain (loss) on investments	(1.37)	3.22	1.33	0.81	0.56	1.92
Total from investment operations	(1.33)	3.32	1.40	1.01	0.77	2.16

Distributions
Net investment income	(0.04)	(0.11)	(0.07)	(0.20)	(0.22)	(0.23)
Net realized gains on investments	(3.22)	(0.67)	(0.13)	(0.25)	(0.87)	—
Total distributions	(3.26)	(0.78)	(0.20)	(0.45)	(1.09)	(0.23)

Net Asset Value
End of Period/Year	$10.71	$15.30	$12.76	$11.56	$11.00	$11.32

Total Return (b)	(9.52)%	27.41%	12.15%	9.24%	7.06%	23.49%

Net Assets End of Period/Year	$14,415	$11,276	$6,350	$209,374	$188,049	$175,175

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	1.29%	1.33%	1.25%	1.17%	1.20%	1.33%
Before reimbursement/fee waiver	1.29%	1.33%	1.25%	1.17%	1.20%	1.33%
Net investment income (loss), to average net assets (c), (d)	0.79%	0.75%	0.59%	1.74%	1.83%	2.27%
Portfolio turnover rate (e)	30%	92%	69%	87%	157%	119%

64

	Transamerica Convertible Securities
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$15.22	$12.71	$11.54		$11.00	$11.31	$9.38

Investment Operations (a)
Net Investment income (loss)	— (g)	0.01	—	(g)	0.09	0.14	0.17
Net realized and unrealized gain (loss) on investments	(1.36)	3.21	1.32		0.80	0.57	1.93
Total from investment operations	(1.36)	3.22	1.32		0.89	0.71	2.10

Distributions
Net investment income	(0.01)	(0.04)	(0.02)		(0.10)	(0.15)	(0.17)
Net realized gains on investments	(3.22)	(0.67)	(0.13)		(0.25)	(0.87)	—
Total distributions	(3.23)	(0.71)	(0.15)		(0.35)	(1.02)	(0.17)

Net Asset Value
End of Period/Year	$10.63	$15.22	$12.71		$11.54	$11.00	$11.31

Total Return (b)	(9.82)%	26.54%	11.47%		8.09%	6.52%	22.58%

Net Assets End of Period/Year	$5,317	$6,533	$6,651		$6,656	$6,379	$6,508

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	2.01%	1.99%	1.99%		2.15%	1.79%	1.98%
Before reimbursement/fee waiver	2.01%	1.99%	1.99%		2.15%	1.79%	1.98%
Net investment income (loss), to average net assets (c), (d)	0.04%	0.10%	—	(j)%	0.76%	1.24%	1.62%
Portfolio turnover rate (e)	30%	92%	69%		87%	157%	119%

	Transamerica Convertible Securities
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$15.17	$12.66	$11.50	$10.97	$11.31	$9.36

Investment Operations (a)
Net Investment income (loss)	0.01	0.02	—(i )	0.08	0.11	0.17
Net realized and unrealized gain (loss) on investments	(1.37)	3.20	1.31	0.82	0.57	1.95
Total from investment operations	(1.36)	3.22	1.31	0.90	0.68	2.12

Distributions
Net investment income	(0.01)	(0.04)	(0.02)	(0.12)	(0.15)	(0.17)
Net realized gains on investments	(3.22)	(0.67)	(0.13)	(0.25)	(0.87)	—
Total distributions	(3.23)	(0.71)	(0.15)	(0.37)	(1.02)	(0.17)

Net Asset Value
End of Period/Year	$10.58	$15.17	$12.66	$11.50	$10.97	$11.31

Total Return (b)	(9.82)%	26.69%	11.44%	8.17%	6.33%	22.84%

Net Assets End of Period/Year	$9,207	$3,598	$3,551	$4,465	$5,204	$5,048

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	1.92%	1.94%	1.94%	2.16%	2.05%	1.98%
Before reimbursement/fee waiver	1.92%	1.94%	1.94%	2.16%	2.05%	1.98%
Net investment income (loss), to average net assets (c), (d)	0.23%	0.15%	0.02%	0.73%	0.98%	1.62%
Portfolio turnover rate (e)	30%	92%	69%	87%	157%	119%

65

	Transamerica Convertible Securities
	Class I(f)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$15.31	$12.76	$11.71

Investment Operations (a)
Net Investment income (loss)	0.07	0.16	0.14
Net realized and unrealized gain (loss) on investments	(1.38)	3.23	1.17
Total from investment operations	(1.31)	3.39	1.31

Distributions
Net investment income	(0.06)	(0.17)	(0.13)
Net realized gains on investments	(3.22)	(0.67)	(0.13)
Total distributions	(3.28)	(0.84)	(0.26)

Net Asset Value
End of Period/Year	$10.72	$15.31	$12.76

Total Return (b)	(9.30)%	28.10%	11.26%

Net Assets End of Period/Year	$136,135	$148,562	$256,474

Ratios and Supplemental Data
Expenses to average net assets: (c)
After reimbursement/fee waiver	0.84%	0.82%	0.82%
Before reimbursement/fee waiver	0.84%	0.82%	0.82%
Net investment income (loss), to average net assets (c), (d)	1.21%	1.24%	1.20%
Portfolio turnover rate (e)	30%	92%	69%

	Transamerica Equity
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$12.07	$9.83	$8.87	$7.44	$6.86	$5.52

Investment Operations (a)
Net Investment income (loss)	— (i)	(0.05)	(0.07)	(0.02)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.42)	2.29	1.11	1.58	0.65	1.39
Total from investment operations	(1.42)	2.24	1.04	1.56	0.58	1.34

Distributions
Net realized gains on investments	—	—	(0.08)	(0.13)	—	—
Total distributions	—	—	(0.08)	(0.13)	—	—

Net Asset Value
End of Period/Year	$10.65	$12.07	$9.83	$8.87	$7.44	$6.86

Total Return (b)	(11.76)%	22.79%	11.71%	21.16%	8.45%	24.28%

Net Assets End of Period/Year	$477,291	$532,251	$500,483	$301,635	$176,851	$56,618

Ratios and Supplemental Data

Expenses to average net assets: (c)
After reimbursement/fee waiver	1.37%	1.40%	1.51%	1.36%	1.50%	1.56%
Before reimbursement/fee waiver	1.37%	1.40%	1.51%	1.36%	1.50%	1.56%
Net investment income (loss), to average net assets (c), (d)	0.02%	(0.48)%	(0.70)%	(0.27)%	(0.90)%	(0.87)%
Portfolio turnover rate (e)	17%	62%	19%	39%	97%	55%

66

	Transamerica Equity
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$11.39	$9.35	$8.49	$7.19	$6.68	$5.40

Investment Operations(a)
Net Investment income (loss)	(0.04)	(0.12)	(0.12)	(0.08)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.34)	2.16	1.06	1.51	0.62	1.37
Total from investment operations	(1.38)	2.04	0.94	1.43	0.51	1.28

Distributions
Net realized gains on investments	—	—	(0.08)	(0.13)	—	—
Total distributions	—	—	(0.08)	(0.13)	—	—

Net Asset Value
End of Period/Year	$10.01	$11.39	$9.35	$8.49	$7.19	$6.68

Total Return(b)	(12.12)%	21.82%	11.06%	20.03%	7.68%	23.70%

Net Assets End of Period/Year	$127,725	$191,007	$222,144	$49,865	$47,928	$4,613

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.17%	2.17%	2.17%	2.18%	2.20%	2.21%
Before reimbursement/fee waiver	2.25%	2.21%	2.34%	2.61%	2.72%	2.21%
Net investment income (loss), to average net assets(c), (d)	(0.80)%	(1.25)%	(1.34)%	(0.99)%	(1.62)%	(1.52)%
Portfolio turnover rate(e)	17%	62%	19%	39%	97%	55%

	Transamerica Equity
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$11.42	$9.37	$8.50	$7.20	$6.68	$5.30

Investment Operations(a)
Net Investment income (loss)	(0.03)	(0.11)	(0.12)	(0.08)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.35)	2.16	1.07	1.51	0.63	1.47
Total from investment operations	(1.38)	2.05	0.95	1.43	0.52	1.38

Distributions
Net realized gains on investments	—	—	(0.08)	(0.13)	—	—
Total distributions	—	—	(0.08)	(0.13)	—	—

Net Asset Value
End of Period/Year	$10.04	$11.42	$9.37	$8.50	$7.20	$6.68

Total Return(b)	(12.08)%	21.88%	11.16%	20.05%	7.78%	26.04%

Net Assets End of Period/Year	$83,367	$101,226	$97,047	$23,656	$21,808	$1,435

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.04%	2.07%	2.10%	2.18%	2.20%	2.21%
Before reimbursement/fee waiver	2.04%	2.07%	2.10%	2.31%	2.55%	2.21%
Net investment income (loss), to average net assets(c), (d)	(0.65)%	(1.15)%	(1.27)%	(1.00)%	(1.63)%	(1.52)%
Portfolio turnover rate(e)	17%	62%	19%	39%	97%	55%

67

	Transamerica Equity
	Class I(f)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$12.23	$9.90	$9.17

Investment Operations(a)
Net Investment income (loss)	0.03	0.01	— (i)
Net realized and unrealized gain (loss) on investments	(1.44)	2.32	0.81
Total from investment operations	(1.41)	2.33	0.81

Distributions
Net realized gains on investments	—	—	(0.08)
Total distributions	—	—	(0.08)

Net Asset Value
End of Period/Year	$10.82	$12.23	$9.90

Total Return(b)	(11.53)%	23.54%	8.83%

Net Assets End of Period/Year	$791,231	$888,019	$714,803

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.76%	0.78%	0.81%
Before reimbursement/fee waiver	0.76%	0.78%	0.81%
Net investment income (loss), to average net assets(c), (d)	0.64%	0.13%	0.02%
Portfolio turnover rate(e)	17%	62%	19%

	Transamerica Equity
	Class T(h)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$33.53	$27.18	$27.10

Investment Operations(a)
Net Investment income (loss)	0.07	—	— (i)
Net realized and unrealized gain (loss) on investments	(3.94)	6.35	0.08
Total from investment operations	(3.87)	6.35	0.08

Net Asset Value
End of Period/Year	$29.66	$33.53	$27.18

Total Return(b)	(11.54)%	23.36%	0.30%

Net Assets End of Period/Year	$152,218	$183,495	$195,420

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.89%	0.91%	0.84%
Before reimbursement/fee waiver	0.89%	0.91%	0.84%
Net investment income (loss), to average net assets(c), (d)	0.50%	0.01%	(0.21)%
Portfolio turnover rate(e)	17%	62%	19%

68

	Transamerica Flexible Income
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.14	$9.38	$9.31	$9.68	$10.21	$9.94

Investment Operations(a)
Net Investment income (loss)	0.22	0.48	0.43	0.37	0.38	0.36
Net realized and unrealized gain (loss) on investments	(0.40)	(0.25)	0.05	(0.32)	0.14	0.27
Total from investment operations	(0.18)	0.23	0.48	0.05	0.52	0.63

Distributions
Net investment income	(0.20)	(0.47)	(0.41)	(0.38)	(0.38)	(0.36)
Net realized gains on investments	—	—	—	—	(0.63)	—
Return of capital	—	—	—	(0.04)	(0.04)	—
Total distributions	(0.20)	(0.47)	(0.41)	(0.42)	(1.05)	(0.36)

Net Asset Value
End of Period/Year	$8.76	$9.14	$9.38	$9.31	$9.68	$10.21

Total Return(b)	(2.01)%	2.42%	5.34%	0.47%	5.72%	6.39%

Net Assets End of Period/Year	$15,613	$15,409	$17,005	$140,203	$80,201	$87,898

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.37%	1.40%	1.47%	1.25%	1.43%	1.49%
Before reimbursement/fee waiver	1.37%	1.40%	1.47%	1.25%	1.43%	1.50%
Net investment income (loss), to average net assets(c), (d)	5.07%	5.12%	4.64%	3.85%	3.89%	3.56%
Portfolio turnover rate(e)	41%	108%	110%	58%	169%	164%

	Transamerica Flexible Income
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.14	$9.39	$9.32	$9.68	$10.20	$9.94

Investment Operations(a)
Net Investment income (loss)	0.19	0.42	0.38	0.29	0.32	0.30
Net realized and unrealized gain (loss) on investments	(0.39)	(0.26)	0.06	(0.32)	0.15	0.25
Total from investment operations	(0.20)	0.16	0.44	(0.03)	0.47	0.55

Distributions
Net investment income	(0.17)	(0.41)	(0.37)	(0.29)	(0.32)	(0.29)
Net realized gains on investments	—	—	—	—	(0.63)	—
Return of capital	—	—	—	(0.04)	(0.04)	—
Total distributions	(0.17)	(0.41)	(0.37)	(0.33)	(0.99)	(0.29)

Net Asset Value
End of Period/Year	$8.77	$9.14	$9.39	$9.32	$9.68	$10.20

Total Return(b)	(2.22)%	1.66%	4.81%	(0.36)%	5.13%	5.59%

Net Assets End of Period/Year	$13,078	$17,007	$23,501	$32,560	$45,338	$69,502

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement/fee waiver	2.05%	2.04%	2.08%	2.08%	2.03%	2.14%
Before reimbursement/fee waiver	2.05%	2.04%	2.08%	2.08%	2.03%	2.15%
Net investment income (loss), to average net assets(c), (d)	4.38%	4.48%	4.08%	3.02%	3.25%	2.91%
Portfolio turnover rate(e)	41%	108%	110%	58%	169%	164%

69

	Transamerica Flexible Income
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.12	$9.36	$9.30	$9.67	$10.20	$9.98

Investment Operations(a)
Net Investment income (loss)	0.20	0.42	0.39	0.29	0.33	0.29
Net realized and unrealized gain (loss) on investments	(0.41)	(0.25)	0.04	(0.33)	0.13	0.22
Total from investment operations	(0.21)	0.17	0.43	(0.04)	0.46	0.51

Distributions
Net investment income	(0.17)	(0.41)	(0.37)	(0.29)	(0.32)	(0.29)
Net realized gains on investments	—	—	—	—	(0.63)	—
Return of capital	—	—	—	(0.04)	(0.04)	—
Total distributions	(0.17)	(0.41)	(0.37)	(0.33)	(0.99)	(0.29)

Net Asset Value
End of Period/Year	$8.74	$9.12	$9.36	$9.30	$9.67	$10.20

Total Return(b)	(2.28)%	1.81%	4.74%	(0.40)%	5.02%	5.16%

Net Assets End of Period/Year	$8,430	$8,982	$12,519	$13,439	$19,675	$8,178

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.97%	2.00%	2.07%	2.11%	2.10%	2.14%
Before reimbursement/fee waiver	1.97%	2.00%	2.07%	2.11%	2.10%	2.15%
Net investment income (loss), to average net assets(c), (d)	4.46%	4.51%	4.15%	2.99%	3.37%	2.91%
Portfolio turnover rate(e)	41%	108%	110%	58%	169%	164%

	Transamerica Flexible Income
	Class I(k)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005
Net Asset Value
Beginning of year	$9.17	$9.42	$9.35	$9.68

Investment Operations(a)
Net Investment income (loss)	0.25	0.53	0.50	0.40
Net realized and unrealized gain (loss) on investments	(0.40)	(0.26)	0.05	(0.32)
Total from investment operations	(0.15)	0.27	0.55	0.08

Distributions
Net investment income	(0.22)	(0.52)	(0.48)	(0.37)
Return of capital	—	—	—	(0.04)
Total distributions	(0.22)	(0.52)	(0.48)	(0.41)

Net Asset Value
End of Period/Year	$8.80	$9.17	$9.42	$9.35

Total Return(b)	(1.61)%	2.93%	6.04%	0.85%

Net Assets End of Period/Year	$360,900	$370,611	$221,116	$110,709

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.77%	0.80%	0.86%	0.85%
Before reimbursement/fee waiver	0.77%	0.80%	0.86%	0.85%
Net investment income (loss), to average net assets(c), (d)	5.68%	5.71%	5.35%	4.25%
Portfolio turnover rate(e)	41%	108%	110%	58%

70

	Transamerica Growth Opportunities
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$11.40	$8.36	$7.85	$6.61	$5.95	$4.81

Investment Operations(a)
Net Investment income (loss)	(0.04)	(0.09)	(0.07)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.94)	3.13	0.58	1.26	0.69	1.20
Total from investment operations	(1.98)	3.04	0.51	1.24	0.66	1.14

Net Asset Value
End of Period/Year	$9.42	$11.40	$8.36	$7.85	$6.61	$5.95

Total Return(b)	(17.37)%	36.20%	6.62%	18.76%	11.09%	23.70%

Net Assets End of Period/Year	$53,730	$64,825	$56,588	$256,559	$230,633	$147,340

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.73%	1.75%	1.72%	1.41%	1.43%	1.75%
Before reimbursement/fee waiver	1.73%	1.77%	1.72%	1.41%	1.43%	2.21%
Net investment income (loss), to average net assets(c), (d)	(0.80)%	(1.00)%	(0.89)%	(0.30)%	(0.47)%	(1.11)%
Portfolio turnover rate(e)	23%	85%	59%	34%	43%	97%

	Transamerica Growth Opportunities
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.72	$7.92	$7.48	$6.37	$5.79	$4.70

Investment Operations(a)
Net Investment income (loss)	(0.07)	(0.14)	(0.13)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.82)	2.94	0.57	1.20	0.67	1.18
Total from investment operations	(1.89)	2.80	0.44	1.11	0.58	1.09

Net Asset Value
End of Period/Year	$8.83	$10.72	$7.92	$7.48	$6.37	$5.79

Total Return(b)	(17.63)%	35.35%	5.88%	17.43%	10.02%	23.19%

Net Assets End of Period/Year	$42,798	$65,123	$66,098	$74,589	$77,869	$52,492

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.40%	2.40%	2.40%	2.40%	2.40%	2.41%
Before reimbursement/fee waiver	2.48%	2.45%	2.46%	2.61%	2.64%	2.87%
Net investment income (loss), to average net assets(c), (d)	(1.47)%	(1.66)%	(1.57)%	(1.29)%	(1.44)%	(1.76)%
Portfolio turnover rate(e)	23%	85%	59%	34%	43%	97%

71

	Transamerica Growth Opportunities
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.74	$7.94	$7.49	$6.38	$5.79	$4.62

Investment Operations(a)
Net Investment income (loss)	(0.06)	(0.14)	(0.12)	(0.09)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.83)	2.94	0.57	1.20	0.69	1.26
Total from investment operations	(1.89)	2.80	0.45	1.11	0.59	1.17

Net Asset Value
End of Period/Year	$8.85	$10.74	$7.94	$7.49	$6.38	$5.79

Total Return(b)	(17.60)%	35.26%	6.01%	17.40%	10.19%	25.32%

Net Assets End of Period/Year	$17,222	$22,656	$21,688	$25,432	$28,103	$483

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.35%	2.36%	2.38%	2.40%	2.40%	2.42%
Before reimbursement/fee waiver	2.35%	2.36%	2.38%	2.54%	2.65%	2.89%
Net investment income (loss), to average net assets(c), (d)	(1.42)%	(1.61)%	(1.54)%	(1.29)%	(1.58)%	(1.78)%
Portfolio turnover rate(e)	23%	85%	59%	34%	43%	97%

	Transamerica Growth Opportunities
	Class I(f)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$11.59	$8.43	$7.99

Investment Operations(a)
Net Investment income (loss)	— (i)	(0.01)	— (g)
Net realized and unrealized gain (loss) on investments	(1.97)	3.17	0.44
Total from investment operations	(1.97)	3.16	0.44

Net Asset Value
End of Period/Year	$9.62	$11.59	$8.43

Total Return(b)	(17.00)%	37.49%	5.51%

Net Assets End of Period/Year	$169,787	$206,863	$214,775

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.87%	0.88%	0.88%
Before reimbursement/fee waiver	0.87%	0.88%	0.88%
Net investment income (loss), to average net assets(c), (d)	0.06%	(0.15)%	(0.06)%
Portfolio turnover rate(e)	23%	85%	59%

72

	Transamerica High Yield Bond
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.12	$9.19	$8.97	$9.37	$9.08	$7.93

Investment Operations(a)
Net Investment income (loss)	0.31	0.60	0.61	0.56	0.52	0.57
Net realized and unrealized gain (loss) on investments	(0.40)	(0.07)	0.19	(0.37)	0.29	1.16
Total from investment operations	(0.09)	0.53	0.80	0.19	0.81	1.73

Distributions
Net investment income	(0.27)	(0.60)	(0.58)	(0.59)	(0.52)	(0.58)
Total distributions	(0.27)	(0.60)	(0.58)	(0.59)	(0.52)	(0.58)

Net Asset Value
End of Period/Year	$8.76	$9.12	$9.19	$8.97	$9.37	$9.08

Total Return(b)	(0.92)%	5.90%	9.27%	2.06%	9.23%	22.74%

Net Assets End of Period/Year	$35,292	$35,147	$43,514	$336,340	$309,223	$193,708

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.16%	1.15%	1.16%	1.05%	1.08%	1.22%
Before reimbursement/fee waiver	1.16%	1.15%	1.16%	1.05%	1.08%	1.22%
Net investment income (loss), to average net assets(c), (d)	7.15%	6.45%	6.77%	6.04%	5.67%	6.57%
Portfolio turnover rate(e)	19%	80%	73%	71%	49%	46%

	Transamerica High Yield Bond
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.11	$9.18	$8.97	$9.37	$9.08	$7.93

Investment Operations(a)
Net Investment income (loss)	0.28	0.53	0.55	0.48	0.46	0.51
Net realized and unrealized gain (loss) on investments	(0.39)	(0.06)	0.19	(0.37)	0.29	1.17
Total from investment operations	(0.11)	0.47	0.74	0.11	0.75	1.68

Distributions
Net investment income	(0.24)	(0.54)	(0.53)	(0.51)	(0.46)	(0.53)
Total distributions	(0.24)	(0.54)	(0.53)	(0.51)	(0.46)	(0.53)

Net Asset Value
End of Period/Year	$8.76	$9.11	$9.18	$8.97	$9.37	$9.08

Total Return(b)	(1.18)%	5.19%	8.53%	1.21%	8.52%	21.94%

Net Assets End of Period/Year	$15,354	$21,370	$27,753	$37,006	$49,422	$51,511

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.86%	1.83%	1.83%	1.85%	1.72%	1.87%
Before reimbursement/fee waiver	1.86%	1.83%	1.83%	1.85%	1.72%	1.87%
Net investment income (loss), to average net assets(c), (d)	6.39%	5.77%	6.12%	5.18%	5.05%	5.92%
Portfolio turnover rate(e)	19%	80%	73%	71%	49%	46%

73

	Transamerica High Yield Bond
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.10	$9.17	$8.96	$9.36	$9.08	$8.08

Investment Operations(a)
Net Investment income (loss)	0.28	0.53	0.55	0.47	0.46	0.51
Net realized and unrealized gain (loss) on investments	(0.40)	(0.06)	0.19	(0.36)	0.28	1.02
Total from investment operations	(0.12)	0.47	0.74	0.11	0.74	1.53

Distributions
Net investment income	(0.24)	(0.54)	(0.53)	(0.51)	(0.46)	(0.53)
Total distributions	(0.24)	(0.54)	(0.53)	(0.51)	(0.46)	(0.53)

Net Asset Value
End of Period/Year	$8.74	$9.10	$9.17	$8.96	$9.36	$9.08

Total Return(b)	(1.25)%	5.21%	8.54%	1.21%	8.41%	19.52%

Net Assets End of Period/Year	$9,156	$10,160	$11,317	$15,880	$25,379	$8,403

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.80%	1.83%	1.83%	1.88%	1.78%	1.87%
Before reimbursement/fee waiver	1.80%	1.83%	1.83%	1.88%	1.78%	1.87%
Net investment income (loss), to average net assets(c), (d)	6.50%	5.77%	6.12%	5.11%	4.95%	5.92%
Portfolio turnover rate(e)	19%	80%	73%	71%	49%	46%

	Transamerica High Yield Bond
	Class I(k)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005
Net Asset Value
Beginning of year	$9.17	$9.24	$9.02	$9.39

Investment Operations(a)
Net Investment income (loss)	0.33	0.65	0.67	0.59
Net realized and unrealized gain (loss) on investments	(0.39)	(0.07)	0.18	(0.37)
Total from investment operations	(0.06)	0.58	0.85	0.22

Distributions
Net investment income	(0.29)	(0.65)	(0.63)	(0.59)
Total distributions	(0.29)	(0.65)	(0.63)	(0.59)

Net Asset Value
End of Period/Year	$8.82	$9.17	$9.24	$9.02

Total Return(b)	(0.56)%	6.39%	9.81%	2.33%

Net Assets End of Period/Year	$388,898	$331,300	$315,252	$40,860

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.65%	0.65%	0.66%	0.66%
Before reimbursement/fee waiver	0.65%	0.65%	0.66%	0.66%
Net investment income (loss), to average net assets(c), (d)	7.69%	6.96%	7.29%	6.60%
Portfolio turnover rate(e)	19%	80%	73%	71%

74

	Transamerica Legg Mason Partners All Cap
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$17.08	$18.18	$16.10	$14.80	$13.95	$10.34

Investment Operations(a)
Net Investment income (loss)	0.05	0.07	0.09	0.06	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.23)	1.49	2.55	1.24	0.88	3.65
Total from investment operations	(1.18)	1.56	2.64	1.30	0.85	3.61

Distributions
Net investment income	—	(0.06)	(0.01)	— (g)	—	—
Net realized gains on investments	(1.49)	(2.60)	(0.55)	—	—	—
Total distributions	(1.49)	(2.66)	(0.56)	— (g)	—	—

Net Asset Value
End of Period/Year	$14.41	$17.08	$18.18	$16.10	$14.80	$13.95

Total Return(b)	(7.37)%	9.27%	16.74%	8.79%	6.09%	34.91%

Net Assets End of Period/Year	$43,143	$49,938	$55,622	$173,929	$438,047	$271,958

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.32%	1.33%	1.55%
Before reimbursement/fee waiver	1.61%	1.56%	1.57%	1.32%	1.33%	1.64%
Net investment income (loss), to average net assets(c), (d)	0.64%	0.42%	0.52%	0.36%	(0.17)%	(0.36)%
Portfolio turnover rate(e)	11%	17%	25%	27%	25%	30%

	Transamerica Legg Mason Partners All Cap
	Class B
	April 30, 2008		October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$16.01		$17.24	$15.39	$14.27	$13.53	$10.08

Investment Operations(a)
Net Investment income (loss)	—	(g)	(0.03)	(0.03)	(0.09)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.14)		1.40	2.43	1.21	0.85	3.57
Total from investment operations	(1.14)		1.37	2.40	1.12	0.74	3.45

Distributions
Net investment income	—	(g)	—	— (g)	—	—	—
Net realized gains on investments	(1.49)		(2.60)	(0.55)	—	—	—
Total distributions	(1.49)		(2.60)	(0.55)	—	—	—

Net Asset Value
End of Period/Year	$13.38		$16.01	$17.24	$15.39	$14.27	$13.53

Total Return(b)	(7.63)%		8.57%	15.97%	7.84%	5.48%	34.23%

Net Assets End of Period/Year	$63,693		$88,268	$109,567	$123,494	$150,829	$158,147

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.20%		2.19%	2.20%	2.19%	1.97%	2.20%
Before reimbursement/fee waiver	2.26%		2.19%	2.21%	2.19%	1.97%	2.29%
Net investment income (loss), to average net assets(c), (d)	—	%(j)	(0.22)%	(0.17)%	(0.58)%	(0.80)%	(1.01)%
Portfolio turnover rate(e)	11%		17%	25%	27%	25%	30%

75

	Transamerica Legg Mason Partners All Cap
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$16.04	$17.25	$15.39	$14.26	$13.53	$10.26

Investment Operations(a)
Net Investment income (loss)	— (i)	(0.02)	(0.02)	(0.08)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.15)	1.41	2.43	1.21	0.85	3.39
Total from investment operations	(1.15)	1.39	2.41	1.13	0.73	3.27

Distributions
Net investment income	—	—	— (g)	—	—	—
Net realized gains on investments	(1.49)	(2.60)	(0.55)	—	—	—
Total distributions	(1.49)	(2.60)	(0.55)	—	—	—

Net Asset Value
End of Period/Year	$13.40	$16.04	$17.25	$15.39	$14.26	$13.53

Total Return(b)	(7.68)%	8.70%	16.04%	7.89%	5.43%	31.87%

Net Assets End of Period/Year	$26,751	$35,568	$41,340	$49,909	$65,391	$2,547

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.17%	2.13%	2.15%	2.15%	1.99%	2.20%
Before reimbursement/fee waiver	2.17%	2.13%	2.15%	2.15%	1.99%	2.29%
Net investment income (loss), to average net assets(c), (d)	0.02%	(0.15)%	(0.12)%	(0.53)%	(0.83)%	(1.01)%
Portfolio turnover rate(e)	11%	17%	25%	27%	25%	30%

	Transamerica Money Market
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Investment Operations(a)
Net Investment income (loss)	0.02	0.05	0.04	0.02	—	(i)	—	(i)
Total from investment operations	0.02	0.05	0.04	0.02	—	(i)	—	(i)

Distributions
Net investment income	(0.02)	(0.05)	(0.04)	(0.02)	—	(g)	—	(g)
Net realized gains on investments	—	— (g)	—	—	—		—
Total distributions	(0.02)	(0.05)	(0.04)	(0.02)	—	(g)	—	(g)

Net Asset Value
End of Period/Year	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(b)	1.60%	4.61%	4.09%	2.10%	0.42%		0.39%

Net Assets End of Period/Year	$113,092	$95,766	$78,716	$150,804	$185,311		$109,794

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.83%	0.83%	0.83%	0.83%	0.83%		0.83%
Before reimbursement/fee waiver	1.11%	1.20%	1.23%	1.05%	1.19%		1.22%
Net investment income (loss), to average net assets(c), (d)	3.15%	4.54%	3.98%	2.08%	0.45%		0.42%

76

	Transamerica Money Market
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Investment Operations(a)
Net Investment income (loss)	0.01	0.04	0.03	0.02	—	(i)	—	(i)
Total from investment operations	0.01	0.04	0.03	0.02	—	(i)	—	(i)

Distributions
Net investment income	(0.01)	(0.04)	(0.03)	(0.02)	—	(g)	—	(g)
Net realized gains on investments	—	— (g)	—	—	—		—
Total distributions	(0.01)	(0.04)	(0.03)	(0.02)	—	(g)	—	(g)

Net Asset Value
End of Period/Year	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(b)	1.26%	3.92%	3.41%	1.60%	0.14%		0.12%

Net Assets End of Period/Year	$27,656	$23,324	$25,727	$31,647	$40,203		$54,324

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.48%	1.48%	1.48%	1.32%	1.10%		1.16%
Before reimbursement/fee waiver	1.79%	1.83%	1.80%	1.79%	1.81%		1.87%
Net investment income (loss), to average net assets(c), (d)	2.47%	3.87%	3.50%	1.57%	0.13%		0.08%

	Transamerica Money Market
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004		October 31, 2003
Net Asset Value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Investment Operations(a)
Net Investment income (loss)	0.01	0.04	0.03	0.02	—	(i)	—	(i)
Total from investment operations	0.01	0.04	0.03	0.02	—	(i)	—	(i)

Distributions
Net investment income	(0.01)	(0.04)	(0.03)	(0.02)	—	(g)	—	(g)
Net realized gains on investments	—	— (g)	—	—	—		—
Total distributions	(0.01)	(0.04)	(0.03)	(0.02)	—	(g)	—	(g)

Net Asset Value
End of Period/Year	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(b)	1.34%	3.92%	3.16%	1.87%	0.14%		0.12%

Net Assets End of Period/Year	$32,518	$19,638	$17,286	$15,997	$22,277		$3,542

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.48%	1.48%	1.48%	1.26%	0.98%		1.04%
Before reimbursement/fee waiver	1.79%	1.73%	1.82%	1.89%	1.96%		1.87%
Net investment income (loss), to average net assets(c), (d)	2.38%	3.88%	3.40%	1.61%	0.43%		0.21%

77

	Transamerica Money Market
	Class I(f)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$1.00	$1.00	$1.00

Investment Operations(a)
Net Investment income (loss)	0.02	0.05	0.04
Total from investment operations	0.02	0.05	0.04

Distributions
Net investment income	(0.02)	(0.05)	(0.04)
Net realized gains on investments	—	—(g )	—
Total distributions	(0.02)	(0.05)	(0.04)

Net Asset Value
End of Period/Year	$1.00	$1.00	$1.00

Total Return(b)	1.75%	4.98%	4.30%

Net Assets End of Period/Year	$29,253	$34,673	$26,466

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.48%	0.48%	0.48%
Before reimbursement/fee waiver	0.50%	0.52%	0.51%
Net investment income (loss), to average net assets(c), (d)	3.59%	4.88%	4.39%

	Transamerica Science & Technology
	Class A
	April 30, 2008	October 31, 2007		October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$5.67	$3.91		$3.82	$3.80	$3.61	$2.56

Investment Operations(a)
Net Investment income (loss)	(0.03)	(0.05)		(0.03)	0.03	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.07)	1.81		0.18	0.02	0.23	1.09
Total from investment operations	(1.10)	1.76		0.15	0.05	0.19	1.05

Distributions
Net investment income	—	—		—	(0.03)	—	—
Net realized gains on investments	(0.18)	—		(0.06)	—	—	—
Total distributions	(0.18)	—		(0.06)	(0.03)	—	—

Net Asset Value
End of Period/Year	$4.39	$5.67		$3.91	$3.82	$3.80	$3.61

Total Return(b)	(19.89)%	45.01%		3.78%	1.23%	5.26%	41.02%

Net Assets End of Period/Year	$6,456	$7,874		$5,616	$65,423	$119,985	$78,289

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.53%	1.53	%(o)	1.53%	1.32%	1.36%	1.55%
Before reimbursement/fee waiver	1.64%	1.77	%(p)	1.67%	1.32%	1.36%	1.90%
Net investment income (loss), to average net assets(c), (d)	(1.11)%	(1.03)%		(0.72)%	0.63%	(1.12)%	(1.23)%
Portfolio turnover rate(e)	25%	66%		94%	73%	41%	24%

78

	Transamerica Science & Technology
	Class B
	April 30, 2008	October 31, 2007		October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$5.40	$3.74		$3.68	$3.68		$3.51	$2.50

Investment Operations(a)
Net Investment income (loss)	(0.04)	(0.07)		(0.06)	(0.02)		(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.02)	1.73		0.18	0.02		0.23	1.07
Total from investment operations	(1.06)	1.66		0.12	—		0.17	1.01

Distributions
Net realized gains on investments	(0.18)	—		(0.06)	—		—	—
Total distributions	(0.18)	—		(0.06)	—		—	—

Net Asset Value
End of Period/Year	$4.16	$5.40		$3.74	$3.68		$3.68	$3.51

Total Return(b)	(20.15)%	44.39%		3.10%	—	(j)%	4.84%	40.40%

Net Assets End of Period/Year	$3,652	$4,913		$4,208	$5,316		$6,874	$7,864

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.18%	2.18	(m)%	2.18%	2.20%		1.91%	2.20%
Before reimbursement/fee waiver	2.49%	2.53%		2.57%	2.68%		1.91%	2.55%
Net investment income (loss), to average net assets(c), (d)	(1.72)%	(1.67)%		(1.58)%	(0.58)%		(1.68)%	(1.88)%
Portfolio turnover rate(e)	25%	66%		94%	73%		41%	24%

	Transamerica Science & Technology
	Class C
	April 30, 2008	October 31, 2007		October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$5.39	$3.73		$3.67	$3.67		$3.51	$2.45

Investment Operations(a)
Net Investment income (loss)	(0.04)	(0.07)		(0.06)	(0.02)		(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.02)	1.73		0.18	0.02		0.23	1.12
Total from investment operations	(1.06)	1.66		0.12	—		0.16	1.06

Distributions
Net realized gains on investments	(0.18)	—		(0.06)	—		—	—
Total distributions	(0.18)	—		(0.06)	—		—	—

Net Asset Value
End of Period/Year	$4.15	$5.39		$3.73	$3.67		$3.67	$3.51

Total Return(b)	(20.19)%	44.50%		3.11%	—	(j)%	4.56%	43.27%

Net Assets End of Period/Year	$2,264	$2,799		$2,045	$2,779		$4,089	$739

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.18%	2.18	(n)%	2.18%	2.20%		2.20%	2.20%
Before reimbursement/fee waiver	2.26%	2.36%		2.35%	2.65%		2.60%	2.55%
Net investment income (loss), to average net assets(c), (d)	(1.75)%	(1.63)%		(1.57)%	(0.51)%		(1.94)%	(1.88)%
Portfolio turnover rate(e)	25%	66%		94%	73%		41%	24%

79

	Transamerica Science & Technology
	Class I(f)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$5.74	$3.93	$3.98

Investment Operations(a)
Net Investment income (loss)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.09)	1.83	0.02
Total from investment operations	(1.10)	1.81	0.01

Distributions
Net realized gains on investments	(0.18)	—	(0.06)
Total distributions	(0.18)	—	(0.06)

Net Asset Value
End of Period/Year	$4.46	$5.74	$3.93

Total Return(b)	(19.64)%	46.06%	0.12%

Net Assets End of Period/Year	$70,946	$84,206	$57,642

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.89%	0.92%	0.92%
Before reimbursement/fee waiver	0.89%	0.92%	0.92%
Net investment income (loss), to average net assets(c), (d)	(0.46)%	(0.41)%	(0.35)%
Portfolio turnover rate(e)	25%	66%	94%

	Transamerica Short-Term Bond
	Class A(l)	Class C(l)
	April 30, 2008	April 30, 2008
Net Asset Value
Beginning of Period	10.00	10.00

Investment Operations(a)
Net Investment income (loss)	0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.10)	(0.10)
Total from investment operations	0.10	0.07

Distributions
Net investment income	(0.18)	(0.16)
Total distributions	(0.18)	(0.16)

Net Asset Value
End of Period	$9.92	$9.91

Total Return(b)	1.05%	0.71%

Net Assets End of Period	$1,157	$2,148

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.05%	1.70%
Before reimbursement/fee waiver	1.05%	1.70%
Net investment income (loss), to average net assets(c), (d)	4.04%	3.49%
Portfolio turnover rate(e)	35%	35%

80

	Transamerica Short-Term Bond
	Class I(k)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005
Net Asset Value
Beginning of year	$9.82	$9.84	$9.79	$10.00

Investment Operations(a)
Net Investment income (loss)	0.22	0.47	0.40	0.28
Net realized and unrealized gain (loss) on investments	(0.08)	(0.04)	0.05	(0.22)
Total from investment operations	0.14	0.43	0.45	0.06

Distributions
Net investment income	(0.20)	(0.45)	(0.40)	(0.27)
Total distributions	(0.20)	(0.45)	(0.40)	(0.27)

Net Asset Value
End of Period/Year	$9.76	$9.82	$9.84	$9.79

Total Return(b)	1.41%	4.45%	4.72%	0.49%

Net Assets End of Period/Year	$571,607	$563,889	$379,442	$174,302

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.67%	0.67%	0.70%	0.71%
Before reimbursement/fee waiver	0.67%	0.67%	0.70%	0.71%
Net investment income (loss), to average net assets(c), (d)	4.50%	4.81%	4.10%	2.92%
Portfolio turnover rate(e)	35%	117%	100%	153%

	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$23.78	$17.78	$16.69	$14.32	$12.94	$9.09

Investment Operations(a)
Net Investment income (loss)	0.12	0.14	0.28	0.03	0.04	(0.11)
Net realized and unrealized gain (loss) on investments	(2.03)	6.30	1.96	2.85	2.56	3.96
Total from investment operations	(1.91)	6.44	2.24	2.88	2.60	3.85

Distributions
Net investment income	(0.17)	(0.13)	(0.03)	(0.09)	—	—
Net realized gains on investments	(2.49)	(0.31)	(1.12)	(0.42)	(1.22)	—
Total distributions	(2.66)	(0.44)	(1.15)	(0.51)	(1.22)	—

Net Asset Value
End of Period/Year	$19.21	$23.78	$17.78	$16.69	$14.32	$12.94

Total Return(b)	(8.45)%	36.99%	13.97%	20.41%	20.61%	42.35%

Net Assets End of Period/Year	$184,672	$96,667	$47,014	$386,346	$334,763	$149,557

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.37%	1.41%	1.39%	1.24%	1.32%	1.73%
Before reimbursement/fee waiver	1.37%	1.41%	1.39%	1.24%	1.32%	1.73%
Net investment income (loss), to average net assets(c), (d)	1.25%	0.71%	1.61%	0.20%	0.31%	(1.04)%
Portfolio turnover rate(e)	11%	22%	21%	42%	81%	55%

81

	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$22.89	$17.12	$16.21	$13.97	$12.73	$8.98

Investment Operations(a)
Net Investment income (loss)	0.02	0.02	(0.01)	(0.11)	(0.06)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.93)	6.06	2.07	2.77	2.52	3.92
Total from investment operations	(1.91)	6.08	2.06	2.66	2.46	3.75

Distributions
Net investment income	—	—	(0.03)	—	—	—
Net realized gains on investments	(2.49)	(0.31)	(1.12)	(0.42)	(1.22)	—
Total distributions	(2.49)	(0.31)	(1.15)	(0.42)	(1.22)	—

Net Asset Value
End of Period/Year	$18.49	$22.89	$17.12	$16.21	$13.97	$12.73

Total Return(b)	(8.76)%	36.09%	13.21%	19.30%	19.85%	41.76%

Net Assets End of Period/Year	$44,230	$53,285	$47,007	$46,410	$40,477	$33,196

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.06%	2.07%	2.10%	2.14%	1.97%	2.38%
Before reimbursement/fee waiver	2.06%	2.07%	2.10%	2.14%	1.97%	2.38%
Net investment income (loss), to average net assets(c), (d)	0.18%	0.12%	(0.06)%	(0.70)%	(0.43)%	(1.69)%
Portfolio turnover rate(e)	11%	22%	21%	42%	81%	55%

	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$22.81	$17.09	$16.18	$13.96	$12.73	$9.01

Investment Operations(a)
Net Investment income (loss)	0.05	0.02	— (g)	(0.12)	(0.01)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.95)	6.05	2.06	2.77	2.46	3.90
Total from investment operations	(1.90)	6.07	2.06	2.65	2.45	3.72

Distributions
Net investment income	(0.07)	(0.04)	(0.03)	(0.01)	—	—
Net realized gains on investments	(2.49)	(0.31)	(1.12)	(0.42)	(1.22)	—
Total distributions	(2.56)	(0.35)	(1.15)	(0.43)	(1.22)	—

Net Asset Value
End of Period/Year	$18.35	$22.81	$17.09	$16.18	$13.96	$12.73

Total Return(b)	(8.76)%	36.16%	13.23%	19.22%	19.78%	41.29%

Net Assets End of Period/Year	$91,383	$63,856	$29,105	$21,532	$19,678	$1,995

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.99%	2.04%	2.08%	2.20%	2.07%	2.38%
Before reimbursement/fee waiver	1.99%	2.04%	2.08%	2.20%	2.07%	2.38%
Net investment income (loss), to average net assets(c), (d)	0.50%	0.10%	(0.03)%	(0.76)%	(0.02)%	(1.69)%
Portfolio turnover rate(e)	11%	22%	21%	42%	81%	55%

82

	Transamerica Small/Mid Cap Value
	Class I(f)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$23.91	$17.87	$16.84

Investment Operations(a)
Net Investment income (loss)	0.14	0.26	0.18
Net realized and unrealized gain (loss) on investments	(2.01)	6.32	1.97
Total from investment operations	(1.87)	6.58	2.15

Distributions
Net investment income	(0.24)	(0.23)	—
Net realized gains on investments	(2.49)	(0.31)	(1.12)
Total distributions	(2.73)	(0.54)	(1.12)

Net Asset Value
End of Period/Year	$19.31	$23.91	$17.87

Total Return(b)	(8.21)%	37.78%	13.30%

Net Assets End of Period/Year	$432,816	$487,605	$478,728

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.84%	0.85%	0.86%
Before reimbursement/fee waiver	0.84%	0.85%	0.86%
Net investment income (loss), to average net assets(c), (d)	1.43%	1.30%	1.05%
Portfolio turnover rate(e)	11%	22%	21%

	Transamerica Templeton Global
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$35.83	$29.28	$24.68	$22.57	$21.41	$19.06

Investment Operations(a)
Net Investment income (loss)	0.15	0.19	0.15	0.21	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(3.91)	6.70	4.45	2.14	1.23	2.40
Total from investment operations	(3.76)	6.89	4.60	2.35	1.16	2.35

Distributions
Net investment income	(0.34)	(0.34)	— (g)	(0.24)	—	—
Total distributions	(0.34)	(0.34)	— (g)	(0.24)	—	—

Net Asset Value
End of Period/Year	$31.73	$35.83	$29.28	$24.68	$22.57	$21.41

Total Return(b)	(10.58)%	23.74%	18.65%	10.41%	5.41%	12.33%

Net Assets End of Period/Year	$115,397	$118,738	$117,367	$385,504	$226,517	$189,046

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.42%	1.85%	2.07%
Before reimbursement/fee waiver	1.60%	1.63%	1.62%	1.42%	1.85%	2.07%
Net investment income (loss), to average net assets(c), (d)	0.92%	0.59%	0.55%	0.85%	(0.31)%	(0.26)%
Portfolio turnover rate(e)	19%	30%	55%	79%	140%	103%

83

	Transamerica Templeton Global
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$33.52	$27.40	$23.24	$21.23	$20.25	$18.14

Investment Operations(a)
Net Investment income (loss)	— (i)	(0.02)	(0.01)	0.02	(0.20)	(0.17)
Net realized and unrealized gain (loss) on investments	(3.65)	6.28	4.17	1.99	1.18	2.28
Total from investment operations	(3.65)	6.26	4.16	2.01	0.98	2.11

Distributions
Net investment income	(0.05)	(0.14)	—	— (g)	—	—
Total distributions	(0.05)	(0.14)	—	— (g)	—	—

Net Asset Value
End of Period/Year	$29.82	$33.52	$27.40	$23.24	$21.23	$20.25

Total Return(b)	(10.89)%	22.94%	17.90%	9.48%	4.83%	11.57%

Net Assets End of Period/Year	$34,281	$63,876	$75,711	$90,877	$117,409	$153,046

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.20%	2.20%	2.20%	2.20%	2.49%	2.72%
Before reimbursement/fee waiver	2.47%	2.39%	2.42%	2.41%	2.49%	2.72%
Net investment income (loss), to average net assets(c), (d)	0.02%	(0.07)%	(0.05)%	0.07%	(0.93)%	(0.91)%
Portfolio turnover rate(e)	19%	30%	55%	79%	140%	103%

	Transamerica Templeton Global
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$33.47	$27.37	$23.21	$21.21	$20.25	$18.00

Investment Operations(a)
Net Investment income (loss)	0.03	(0.02)	(0.01)	0.02	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	(3.66)	6.27	4.17	1.99	1.11	2.42
Total from investment operations	(3.63)	6.25	4.16	2.01	0.96	2.25

Distributions
Net investment income	(0.22)	(0.15)	—	(0.01)	—	—
Total distributions	(0.22)	(0.15)	—	(0.01)	—	—

Net Asset Value
End of Period/Year	$29.62	$33.47	$27.37	$23.21	$21.21	$20.25

Total Return(b)	(10.91)%	22.95%	17.87%	9.52%	4.74%	12.50%

Net Assets End of Period/Year	$25,703	$31,506	$32,341	$36,938	$48,378	$163

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.20%	2.20%	2.20%	2.20%	2.18%	2.72%
Before reimbursement/fee waiver	2.30%	2.31%	2.35%	2.38%	2.18%	2.72%
Net investment income (loss), to average net assets(c), (d)	0.19%	(0.07)%	(0.05)%	0.07%	(0.72)%	(0.92)%
Portfolio turnover rate(e)	19%	30%	55%	79%	140%	103%

84

	Transamerica Value Balanced
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$14.38	$13.30	$11.95	$12.11	$11.49	$9.69

Investment Operations(a)
Net Investment income (loss)	0.14	0.28	0.23	0.24	0.18	0.18
Net realized and unrealized gain (loss) on investments	(1.42)	1.41	1.54	0.69	0.61	1.83
Total from investment operations	(1.28)	1.69	1.77	0.93	0.79	2.01

Distributions
Net investment income	(0.12)	(0.23)	(0.24)	(0.25)	(0.17)	(0.21)
Net realized gains on investments	(0.72)	(0.38)	(0.18)	(0.84)	—	—
Total distributions	(0.84)	(0.61)	(0.42)	(1.09)	(0.17)	(0.21)

Net Asset Value
End of Period/Year	$12.26	$14.38	$13.30	$11.95	$12.11	$11.49

Total Return(b)	(9.20)%	13.11%	15.09%	7.79%	6.99%	21.04%

Net Assets End of Period/Year	$27,608	$32,485	$32,666	$32,934	$37,393	$11,832

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Before reimbursement/fee waiver	1.57%	1.58%	1.63%	1.59%	1.63%	2.20%
Net investment income (loss), to average net assets(c), (d)	2.25%	2.06%	1.84%	2.03%	1.50%	1.75%
Portfolio turnover rate(e)	26%	42%	42%	57%	122%	50%

	Transamerica Value Balanced
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$14.32	$13.25	$11.91	$12.07	$11.46	$9.69

Investment Operations(a)
Net Investment income (loss)	0.10	0.19	0.15	0.17	0.10	0.11
Net realized and unrealized gain (loss) on investments	(1.41)	1.41	1.53	0.68	0.61	1.80
Total from investment operations	(1.31)	1.60	1.68	0.85	0.71	1.91

Distributions
Net investment income	(0.08)	(0.15)	(0.16)	(0.17)	(0.10)	(0.14)
Net realized gains on investments	(0.72)	(0.38)	(0.18)	(0.84)	—	—
Total distributions	(0.80)	(0.53)	(0.34)	(1.01)	(0.10)	(0.14)

Net Asset Value
End of Period/Year	$12.21	$14.32	$13.25	$11.91	$12.07	$11.46

Total Return(b)	(9.50)%	12.40%	14.28%	7.13%	6.23%	19.98%

Net Assets End of Period/Year	$11,687	$17,508	$20,405	$24,072	$29,409	$13,744

Ratios and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Before reimbursement/fee waiver	2.32%	2.27%	2.28%	2.27%	2.30%	2.85%
Net investment income (loss), to average net assets(c), (d)	1.61%	1.43%	1.20%	1.39%	0.81%	1.10%
Portfolio turnover rate(e)	26%	42%	42%	57%	122%	50%

85

	Transamerica Value Balanced
	Class C
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$14.31	$13.25	$11.91	$12.07	$11.46	$9.71

Investment Operations(a)
Net Investment income (loss)	0.10	0.19	0.15	0.17	0.11	0.12
Net realized and unrealized gain (loss) on investments	(1.41)	1.41	1.53	0.69	0.60	1.77
Total from investment operations	(1.31)	1.60	1.68	0.86	0.71	1.89

Distributions
Net investment income	(0.08)	(0.16)	(0.16)	(0.18)	(0.10)	(0.14)
Net realized gains on investments	(0.72)	(0.38)	(0.18)	(0.84)	—	—
Total distributions	(0.80)	(0.54)	(0.34)	(1.02)	(0.10)	(0.14)

Net Asset Value
End of Period/Year	$12.20	$14.31	$13.25	$11.91	$12.07	$11.46

Total Return(b)	(9.49)%	12.40%	14.33%	7.18%	6.31%	19.73%

Net Assets End of Period/Year	$9,350	$11,674	$11,316	$11,926	$14,285	$530

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement/fee waiver	2.15%	2.17%	2.20%	2.16%	2.20%	2.20%
Before reimbursement/fee waiver	2.15%	2.17%	2.20%	2.16%	2.39%	2.86%
Net investment income (loss), to average net assets(c), (d)	1.65%	1.44%	1.19%	1.43%	0.78%	1.10%
Portfolio turnover rate(e)	26%	42%	42%	57%	122%	50%

(a)	Per share information is calculated based on average shares outstanding.
(b)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.
(c)	Annualized for periods less than one year.
(d)

Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees (see Note 1), if any. The impact of Redemptions Fees is less than 0.01% for Class A, Class B and Class C, respectively.

(e)	Not annualized.
(f)	Commenced operations on November 15, 2005.
(g)	Rounds to less than ($0.01).
(h)	Commenced operations on October 27, 2006.
(i)	Rounds to less than $0.01.
(j)	Rounds to less than 0.01% or (0.01%).
(k)	Commenced operations on November 8, 2004.
(l)	Commenced operations on November 1, 2007.
(m)	Ratio has been revised from 2.19% as previously reported in the October 31, 2007 Annual Report.
(n)	Ratio has been revised from 2.15% as previously reported in the October 31, 2007 Annual Report.
(o)	Ratio has been revised from 1.55% as previously reported in the October 31, 2007 Annual Report.
(p)	Ratio has been revised from 1.78% as previously reported in the October 31, 2007 Annual Report.

86

NOTES TO FINANCIAL STATEMENTS

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Legg Mason Partners All Cap, Transamerica Templeton Global, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Money Market, Transamerica Science & Technology, Transamerica Short-Term Bond, Transamerica Small/Mid Cap Value and Transamerica Value Balanced (each, a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.

Effective March 1, 2008, Transamerica IDEX Mutual Funds changed its name to Transamerica Funds.  Also effective on March 1, 2008, TA IDEX Legg Mason Partners All Cap changed its name to Transamerica Legg Mason Partners All Cap; TA IDEX Templeton Transamerica Global changed its name to  Transamerica Templeton Global; TA IDEX Transamerica Balanced changed its name to Transamerica Balanced; TA IDEX Transamerica Convertible Securities changed its name to Transamerica Convertible Securities; TA IDEX Transamerica Equity changed its name to Transamerica Equity; TA IDEX Transamerica Flexible Income changed its name to Transamerica Flexible Income; TA IDEX Transamerica Growth Opportunities changed its name to Transamerica Growth Opportunities; TA IDEX Transamerica HighYield Bond changed its name to Transamerica High Yield Bond; TA IDEX Transamerica Money Market changed its name to Transamerica Money Market; TA IDEX Transamerica Science & Technology changed its name to Transamerica Science & Technology; TA IDEX Transamerica Short-Term Bond changed its name to Transamerica Short-Term Bond; TA IDEX Transamerica Small/Mid Cap Value changed its name to Transamerica Small/Mid Cap Value; and TA IDEX Transamerica Value Balanced changed its name to Transamerica Value Balanced.

Transamerica Legg Mason Partners All Cap and Transamerica Science & Technology are “non-diversified” under the 1940 Act.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In preparing the Funds’ financial statements in accordance with accounting  principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income and expenses:  The Funds, except Transamerica Legg Mason Partners All Cap, Transamerica Short-Term Bond and Transamerica Equity, currently have four classes of shares, Class A, Class B, Class C and Class I.  Transamerica Legg Mason Partners All Cap currently has three classes of shares Class A, Class B and Class C.  Transamerica Equity currently has five classes of shares, Class A, Class B, Class C, Class I and Class T.  Effective November 1, 2007, in addition to Class I, Transamerica Short-Term Bond also offers, Class A and Class C.  Class T shares are not available to new investors.  Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class I shares are currently available for investment primarily to certain affiliated asset allocation funds. Class I shares may also be made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds’ investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

87

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. - (continued)

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Cash: Each Fund may leave cash overnight in its cash account with the custodian, State Street Bank & Trust Company (“State Street”).  State Street has been contracted on behalf of the Funds to invest excess cash into their savings accounts, which at April 30, 2008 were paying an interest rate of 1.10%.

Throughout the year, the Funds may have cash overdraft balances.  A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Repurchase agreements: The Funds are authorized to enter into repurchase agreements. The Funds, through their custodian, State Street, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture:  The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program.  A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds.  In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Recaptured comissions during the period ended April 30, 2008  are included in net realized gains on the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Balanced	$3
Transamerica Equity	34
Transamerica Growth Opportunities	6
Transamerica Legg Mason Partners All Cap	1
Transamerica Science & Technology	1
Transamerica Templeton Global	3

Securities lending: The Funds may lend securities to qualified borrowers, with State Street acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Funds monitor the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. The value of loaned securities and related collateral outstanding at April 30, 2008 are shown in the Schedule of Investments and also in the Statement of Assets and Liabilities.

88

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. - (continued)

The Funds have invested the cash collateral received from securities loaned in the following short-term, interest-bearing securities:

	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity	Transamerica Flexible Income	Transamerica Growth Opportunities

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$365	$362	$2,696	$1,048	$1,873
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	365	362	2,696	1,048	1,873
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	593	587	4,372	1,699	3,037
Barclays, Eurodollar Term, 2.99%, 7/7/2008	571	565	4,210	1,636	2,925
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	659	653	4,858	1,888	3,375
Calyon, Eurodollar Term, 2.50%, 7/9/2008	1,076	1,066	7,935	3,084	5,512
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $549, $544, $4,048, $1,574 and $2,813 on 5/1/2008, respectively.	549	544	4,048	1,574	2,813
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	659	652	4,858	1,888	3,375
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $549, $544, $4,049, $1,574 and $2,813 on 5/1/2008, respectively.	549	544	4,049	1,574	2,813
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	798	791	5,886	2,288	4,089
Morgan Stanley & Co., Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $549, $544, $4,049, $1,574 and $2,812 on 5/1/2008, respectively.	549	544	4,049	1,574	2,812
Morgan Stanley & Co., Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $549, $544, $4,049, $1,574 and $2,813 on 5/1/2008, respectively.	549	544	4,049	1,574	2,813
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	367	363	2,704	1,051	1,879
Reserve Primary, Money Market Fund	384	381	2,834	1,101	1,969
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	1,031	1,022	7,606	2,956	5,284
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	1,208	1,196	8,907	3,462	6,187
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	816	808	6,016	2,338	4,179
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	41	40	300	117	209
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	549	544	4,048	1,573	2,812
	$11,678	$11,568	$86,121	$33,473	$59,829

	Transamerica High Yield Bond	Transamerica Legg Mason Partners All Cap	Transamerica Science & Technology	Transamerica Short-Term Bond

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$1,234	$107	$589	$326
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	1,234	107	589	327
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	2,001	173	955	529
Barclays, Eurodollar Term, 2.99%, 7/7/2008	1,927	167	920	510
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	2,223	192	1,061	588
Calyon, Eurodollar Term, 2.50%, 7/9/2008	3,631	314	1,733	961
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $1852, $160, $884, and $490 on 5/1/2008, respectively.	1,852	160	884	490
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	2,223	192	1,061	588
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $1852, $160, $884, and $490 on 5/1/2008, respectively.	1,852	160	884	490
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	2,693	233	1,286	713
Morgan Stanley & Co. , Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $1852, $160, $884, and $490 on 5/1/2008, respectively.	1,852	160	884	490
Morgan Stanley & Co. , Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $1852, $160, $884, and $490 on 5/1/2008, respectively.	1,852	160	884	490
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	1,238	107	591	327
Reserve Primary, Money Market Fund	1,297	112	619	343
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	3,480	301	1,661	921
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	4,075	353	1,946	1,078
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	2,753	238	1,314	728
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	137	12	66	36
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	1,852	160	884	490
	$39,406	$3,408	$18,811	$10,425

89

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. - (continued)

	Transamerica Small/Mid Cap Value	Transamerica Templeton Global

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$4,590	$281
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	4,590	281
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	7,444	455
Barclays, Eurodollar Term, 2.99%, 7/7/2008	7,168	438
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	8,271	506
Calyon, Eurodollar Term, 2.50%, 7/9/2008	13,509	826
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $6,892 and $421 on 5/1/2008, respectively.	6,892	421
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	8,271	506
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $6,892 and $422 on 5/1/2008, respectively.	6,892	422
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	10,021	613
Morgan Stanley & Co., Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $6,892 and $422 on 5/1/2008, respectively.	6,892	422
Morgan Stanley & Co., Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $6,892 and $421 on 5/1/2008, respectively.	6,892	421
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	4,604	282
Reserve Primary, Money Market Fund	4,824	295
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	12,949	792
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	15,163	927
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	10,242	626
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	511	31
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	6,892	422
	$146,617	$8,967

90

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. - (continued)

Income from loaned securities on the Statements of Operations is net of fees. The fees earned by State Street are represented in the table below:

Fund	Fees
Transamerica Balanced	$8
Transamerica Convertible Securities	2
Transamerica Equity	39
Transamerica Flexible Income	58
Transamerica Growth Opportunities	88
Transamerica High Yield Bond	66
Transamerica Legg Mason Partners All Cap	7
Transamerica Science & Technology	33
Transamerica Short-Term Bond	59
Transamerica Small/Mid Cap Value	150
Transamerica Templeton Global	11

Real Estate Investment Trusts (“REITs”):  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since some of the Funds invest primarily in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at managements’ estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Funds combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Option contracts: The Funds may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Funds write covered call or put options, an amount equal to the premium received by the Funds are included in the Funds’ Statements of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

Transamerica Value Balanced	Premium	Contracts *
Balance at October 31, 2007	$418	3,253
Sales	52	533
Closing Buys	(452)	(3,636)
Expirations	—	—
Exercised	(18)	(150)
Balance at April 30, 2008	$—	—

*Contracts not in thousands.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period ended April 30, 2008, the Funds received redemption fees which are located in the Funds’ Statements of Changes in Net Assets.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations.

NOTE 2.   RELATED PARTY TRANSACTIONS

TAM is the Funds’ investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON, NV, a Netherlands corporation.

91

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. - (continued)

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of the Funds’ assets owned by affiliated investment companies at April 30, 2008:

Transamerica Convertible Securities	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$24,111	14.61%
Transamerica Asset Allocation-Moderate Portfolio	53,952	32.68
Transamerica Asset Allocation-Moderate Growth Portfolio	57,468	34.81
Total	$135,531	82.10%

Transamerica Equity	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$31,207	1.91%
Transamerica Asset Allocation-Growth Portfolio	249,562	15.29
Transamerica Asset Allocation-Moderate Portfolio	136,546	8.37
Transamerica Asset Allocation-Moderate Growth Portfolio	371,150	22.75
Total	$788,465	48.32%

Transamerica Growth Opportunities	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,597	2.68%
Transamerica Asset Allocation-Growth Portfolio	46,763	16.49
Transamerica Asset Allocation-Moderate Portfolio	30,804	10.87
Transamerica Asset Allocation-Moderate Growth Portfolio	84,581	29.83
Total	$169,745	59.87%

Transamerica High Yield Bond	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$52,163	11.62%
Transamerica Asset Allocation-Moderate Portfolio	104,576	23.31
Transamerica Asset Allocation-Moderate Growth Portfolio	113,728	25.35
Transamerica Asset Allocation-Conservative VP	36,916	8.23
Transamerica Asset Allocation-Moderate Growth VP	44,257	9.86
Transamerica Asset Allocation-Moderate VP	35,205	7.84
Total	$386,845	86.21%

Transamerica Money Market	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$4,501	2.22%
Transamerica Asset Allocation-Growth Portfolio	2,910	1.44
Transamerica Asset Allocation-Moderate Portfolio	6,302	3.11
Transamerica Asset Allocation-Moderate Growth Portfolio	7,662	3.78
Transamerica Multi-Manager Alternative Strategies Portfolio	7,878	3.89
Total	$29,253	14.44%

Transamerica Science & Technology	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,065	3.68%
Transamerica Asset Allocation-Growth Portfolio	18,687	22.43
Transamerica Asset Allocation-Moderate Portfolio	14,029	16.84
Transamerica Asset Allocation-Moderate Growth Portfolio	35,197	42.24
Total	$70,978	85.19%

Transamerica Short-Term Bond	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$53,647	9.33%
Transamerica Asset Allocation-Moderate	90,333	15.71
Transamerica Asset Allocation-Moderate Growth	97,543	16.97
Transamerica Asset Allocation-Conservative VP	70,250	12.22
Transamerica Asset Allocation-Moderate Growth VP	123,430	21.47
Transamerica Asset Allocation-Moderate VP	128,746	22.39
Transamerica International Moderate Growth VP	7,066	1.23
Total	$571,015	99.32%

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Fund	Breakpoints
Transamerica Balanced	0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

Transamerica Convertible Securities	0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

Transamerica Equity	0.75% of the first $500 million of ANA
0.70% of the next $2 billion of ANA
0.65% of ANA over $2.5 billion

Transamerica Flexible Income	From January 1, 2007 to December 31, 2007:
0.775% of the first $100 million of ANA
0.75% of the next $150 million of ANA
0.675% of the next $100 million of ANA
0.625% of ANA over $350 million
From January 1, 2008 on:
0.725% of the first $250 million of ANA
0.675% of the next $100 million of ANA
0.625% of ANA over $350 million

Transamerica Growth Opportunities	0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $500 million

Transamerica High Yield Bond	0.59% of the first $400 million of ANA
0.575% of the next $350 million of ANA
0.55% of ANA over $750 million

Transamerica Legg Mason Partners All Cap	0.80% of the first $500 million of ANA
0.675% of ANA over $500 million

Transamerica Money Market	0.40% of ANA

Transamerica Science & Technology	0.78% of the first $500 million of ANA
0.70% of ANA over $500 million

Transamerica Short-Term Bond	0.65% of the first $250 million of ANA
0.60% of the next $250 million of ANA
0.575% of the next $500 million of ANA
0.55% of ANA over $1billion

Transamerica Small/Mid Cap Value	0.80% of the first $500 million of ANA
0.75% of ANA over $500 million

Transamerica Templeton Global	0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

92

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. - (continued)

Fund	Breakpoints
Transamerica Value Balanced	0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TAM has contractually agreed to waive its advisory fee and will reimburse the Funds to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica Balanced	1.45%
Transamerica Convertible Securities	1.35
Transamerica Equity*	1.17
Transamerica Flexible Income	1.50
Transamerica Growth Opportunities*	1.40
Transamerica High Yield Bond*	1.24
Transamerica Legg Mason Partners All Cap*	1.20
Transamerica Money Market	0.48
Transamerica Science & Technology	1.18
Transamerica Short-Term Bond	0.85
Transamerica Small/Mid Cap Value	1.40
TransamericaTempleton Global	1.20
Transamerica Value Balanced*	1.20

*The Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses.

Transamerica Money Market	Reimbursement of Class Expenses	Available for Recapture Through

Fiscal Year 2007:		10/31/2010
Class A	$321
Class B	88
Class C	45
Class I	18

Fiscal Year 2006:		10/31/2009
Class A	290
Class B	81
Class C	47

Fiscal Year 2005:		10/31/2008
Class A	334
Class B	101
Class C	66

Transamerica Science & Technology	Reimbursement of Class Expenses	Available for Recapture Through

Fiscal Year 2007:		10/31/2010
Class A	$13
Class B	14
Class C	4

Fiscal Year 2006:		10/31/2009
Class A	12
Class B	19
Class C	4

Fiscal Year 2005:		10/31/2008
Class B	30
Class C	15

Transamerica Templeton Global	Reimbursement of Class Expenses	Available for Recapture Through

Fiscal Year 2007:		10/31/2010
Class A	$94
Class B	131
Class C	35

Fiscal Year 2006:		10/31/2009
Class A	97
Class B	184
Class C	53

Fiscal Year 2005:		10/31/2008
Class B	226
Class C	77

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.35% for Class A, 1.00% for Class B, and 1.00% for Class C. 12b-1 fees are not applicable for Class I and Class T.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2008, the underwriter commissions were as follows:

Transamerica Balanced
Received by Underwriter	$36
Retained by Underwriter	6
Contingent Deferred Sales Charge	22
Transamerica Convertible Securities
Received by Underwriter	$46
Retained by Underwriter	8
Contingent Deferred Sales Charge	6
Transamerica Equity
Received by Underwriter	$246
Retained by Underwriter	37
Contingent Deferred Sales Charge	56
Transamerica Flexible Income
Received by Underwriter	$19
Retained by Underwriter	4
Contingent Deferred Sales Charge	12
Transamerica Growth Opportunities
Received by Underwriter	$40
Retained by Underwriter	6
Contingent Deferred Sales Charge	18
Transamerica High Yield Bond
Received by Underwriter	$68
Retained by Underwriter	14
Contingent Deferred Sales Charge	21
Transamerica Legg Mason Partners All Cap
Received by Underwriter	$25
Retained by Underwriter	4
Contingent Deferred Sales Charge	45

93

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. - (continued)

Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	48
Transamerica Science & Technology
Received by Underwriter	$22
Retained by Underwriter	3
Contingent Deferred Sales Charge	2
Transamerica Short-Term Bond
Received by Underwriter	—	*
Retained by Underwriter	—	*
Contingent Deferred Sales Charge	—
Transamerica Small/Mid Cap Value
Received by Underwriter	$444
Retained by Underwriter	67
Contingent Deferred Sales Charge	59
Transamerica Templeton Global
Received by Underwriter	$42
Retained by Underwriter	6
Contingent Deferred Sales Charge	14
Transamerica Value Balanced
Received by Underwriter	$12
Retained by Underwriter	2
Contingent Deferred Sales Charge	7

* Rounds to less than $1.

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following for the period ended April 30, 2008:

Fund	Fees
Transamerica Balanced	$215
Transamerica Convertible Securities	13
Transamerica Equity	1,220
Transamerica Flexible Income	50
Transamerica Growth Opportunities	341
Transamerica High Yield Bond	53
Transamerica Legg Mason Partners All Cap	236
Transamerica Money Market	210
Transamerica Science & Technology	29
Transamerica Short-Term Bond	—	*
Transamerica Small/Mid Cap Value	207
Transamerica Templeton Global	367
Transamerica Value Balanced	76

* Rounds to less than $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds, including the Funds, or investment options under Transamerica Partners Funds Group II, or funds of Transamerica Investors, Inc.

The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica Funds.

The pro rata liability to the Funds of all deferred fees in the Plan as of April 30, 2008, amounted to the following:

Fund	Deferred Fees
Transamerica Balanced	$42
Transamerica Convertible Securities	8
Transamerica Equity	438
Transamerica Flexible Income	16
Transamerica Growth Opportunities	19
Transamerica High Yield Bond	29
Transamerica Legg Mason Partners All Cap	29
Transamerica Money Market	15
Transamerica Science & Technology	4
Transamerica Short-Term Bond	—
Transamerica Small/Mid Cap Value	15
Transamerica Templeton Global	123
Transamerica Value Balanced	17

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

For the period ended April 30, 2008, the Funds’ liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees Due
Transamerica Balanced	$3
Transamerica Convertible Securities	3
Transamerica Equity	25
Transamerica Flexible Income	4
Transamerica Growth Opportunities	5
Transamerica High Yield Bond	6
Transamerica Legg Mason Partners All Cap	3
Transamerica Money Market	2
Transamerica Science & Technology	1
Transamerica Short-Term Bond	4
Transamerica Small/Mid Cap Value	8
Transamerica Templeton Global	4
Transamerica Value Balanced	1

94

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. - (continued)

As of April 30, 2008, the payments made related to the Emeritus Plan were as follows:

Fund	Emeritus Payments
Transamerica Balanced	$9
Transamerica Convertible Securities	9
Transamerica Equity	71
Transamerica Flexible Income	11
Transamerica Growth Opportunities	15
Transamerica High Yield Bond	16
Transamerica Legg Mason Partners All Cap	10
Transamerica Money Market	6
Transamerica Science & Technology	3
Transamerica Short-Term Bond	12
Transamerica Small/Mid Cap Value	22
Transamerica Templeton Global	13
Transamerica Value Balanced	3

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Funds shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2008 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Balanced	$32,797	$16,496	$45,044	$18,646
Transamerica Convertible Securities	56,520	—	44,270	—
Transamerica Equity	285,050	—	311,470	—
Transamerica Flexible Income	114,687	69,707	176,980	—
Transamerica Growth Opportunities	67,832	—	81,544	—
Transamerica High Yield Bond	126,326	—	74,434	—
Transamerica Legg Mason Partners All Cap	16,325	—	43,146	—
Transamerica Science & Technology	21,088	—	22,010	—
Transamerica Short-Term Bond	90,594	101,901	174,490	92,614
Transamerica Small/Mid Cap Value	67,338	—	164,865	—
Transamerica Templeton Global	40,338	—	93,863	—
Transamerica Value Balanced	10,556	3,447	17,681	4,551

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, swaps, option contracts, futures contracts, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Fund	Capital Loss Carryforwards	Available Through
Transamerica Equity	$192,099	October 31, 2008
Transamerica Equity	308,384	October 31, 2009
Transamerica Equity	94,612	October 31, 2010
Transamerica Flexible Income	890	October 31, 2013
Transamerica Flexible Income	5,058	October 31, 2014
Transamerica Flexible Income	6,946	October 31, 2015
Transamerica Growth Opportunities	56,518	October 31, 2008
Transamerica Growth Opportunities	99,199	October 31, 2009
Transamerica Growth Opportunities	4,618	October 31, 2010
Transamerica Growth Opportunities	7,437	October 31, 2011
Transamerica High Yield Bond	1,511	October 31, 2014
Transamerica Money Market	1	October 31, 2013
Transamerica Money Market	1	October 31, 2014
Transamerica Money Market	—	October 31, 2015
Transamerica Short-Term Bond	658	October 31, 2013
Transamerica Short-Term Bond	1,787	October 31, 2014
Transamerica Short-Term Bond	1,304	October 31, 2015
Transamerica Templeton Global	44,986	October 31, 2009
Transamerica Templeton Global	205,203	October 31, 2010
Transamerica Templeton Global	57,944	October 31, 2011

Funds not listed in the above table did not have any capital loss carryforwards.

NOTE 5.  ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the “FASB”) issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

95

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 5. - (continued)

As of April 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

96

TRANSAMERICA BALANCED

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Balanced (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance below the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period, and just below the median for the past 5-year period.  The Trustees recognized that the longer-term underperformance can be partially attributed to the Fund’s prior sub-adviser, noting that TIM took over the management of the Fund on June 1, 2004.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but that the Board would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  The Trustees noted management’s view that there were difficulties in establishing appropriate peer groups.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

97

TRANSAMERICA CONVERTIBLE SECURITIES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Convertible Securities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, above the median for the past 3-year period, and slightly above the median for the past 5-year period.  The Trustees further noted that the Fund’s level of relative risk is higher than its peers and the Fund’s risk/reward ratio is below its median for its peer universe, indicating a need for improvement.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but that the Board would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the median for its peer group and slightly above the median for its peer universe and that the total expenses of the Fund were above with the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

98

TRANSAMERICA EQUITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Equity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was below the median for its peer universe for the past 1-year period and above the median for the past 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but that the Board would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

99

TRANSAMERICA FLEXIBLE INCOME

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Flexible Income (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was above the median for its peer universe for the past 1-and 3-year periods and below the median for the past 5-year period.  The Trustees recognized that the longer-term underperformance can be attributed to the Fund’s prior sub-adviser, noting that TIM took over the management of the Fund on March 1, 2004.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund above the medians for its peer group and peer universe.  The Trustees further noted that TAM voluntarily lowered its fees in 2007 and is proposing to lower them again for 2008.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

100

TRANSAMERICA GROWTH OPPORTUNITIES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Growth Opportunities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was below the median for its peer universe for the past 1-year period and slightly below the median for the past 3- and 5-year periods.  The Trustees recognized that the longer-term underperformance can be partially attributed to the Fund’s prior sub-adviser, noting that TIM took over the management of the Fund in 2005.  The Trustees also recognized that the Fund’s concentrated portfolio of small and mid-sized companies may increase its susceptibility to market and stock-specific volatility, which may result in short-term periods of underperformance for the Fund.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but that the Board would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

101

TRANSAMERICA HIGH YIELD BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica High Yield Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance was below the median for its peer group over the short and longer-term.  The Board noted that prior to March 2005 the Fund’s mandate was limited to 75% in high-yield bonds and relative to its peer funds, this higher quality structural limitation hurt the Fund as high-yield outperformed investment-grade over the past several years.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees were lowered in 2006 and are now slightly below the median of a peer group and universe of comparable funds.  The Board also noted that that the Fund’s total expenses were below the median of its peer group and neat the median of its peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

102

TRANSAMERICA LEGG MASON PARTNERS ALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Partners All Cap (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ClearBridge Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s short-term performance was below the median for its peer universe based on 1- and 3-year returns, but performance was at approximately at the median over the 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are near the median relative to a peer group and universe of funds.  The Board noted further that fees were renegotiated for 2008.  The Board also noted that the Fund’s total expenses are above the median of its peer group and universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

103

TRANSAMERICA MONEY MARKET

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Money Market (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was above the median for its peer universe for the past 1-, 3-, and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

104

TRANSAMERICA SCIENCE & TECHNOLOGY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Science & Technology (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period, below its peer universe for the past 3-year period, and just below the median for the past 5-year period.  The Trustees recognized that the longer-term underperformance can be mostly attributed to the Fund’s prior sub-adviser, noting that TIM took over the management of the Fund on August 1, 2006.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but that the Board would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were slightly below the median for its peer group but slightly above the median peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

105

TRANSAMERICA SHORT-TERM BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Short-Term Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 2—year periods.  The Trustees further noted that the Fund’s inception date was November 8, 2004, meaning that there was no long-term performance record available for the Fund.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe but that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

106

TRANSAMERICA SMALL/MID CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Small/Mid Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3-, and 5-year periods.  The Trustees recognized that TIM took over the management of the Fund on March 1, 2004 and has performed strongly thus far but that the Fund’s 5-year ranking is not completely attributable to TIM.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and below the median for its peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

107

TRANSAMERICA TEMPLETON GLOBAL

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Templeton Global (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC (“TIM”) (collectively the “Sub-Advisers”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Advisers.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Advisers to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Advisers are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Advisers for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Advisers.  The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was slightly below the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3- and 5-year periods.  The Trustees recognized that the longer-term underperformance can be attributed to the prior sub-advisers of the domestic portion of the Fund, noting that TIM only recently took over the management of the domestic portion of the Fund.  The Trustees also noted that the Fund has lower volatility than the majority of its peers.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but that the Board would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and slightly above median for the peer universe and that the total expenses of the Fund were slightly above the median for its peer group and above the median for its peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Advisers.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Advisers offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Advisers from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

108

TRANSAMERICA VALUE BALANCED

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Value Balanced (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was above the median for its peer universe for the past 1-, 3-, and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

109

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolios holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

110

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Closed Funds
Semi-Annual Report
April 30, 2008

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds (“Transamerica Funds” or the “Trust”), we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been volatile over the past six months as investors have digested a material slowdown in GDP growth, housing recession, credit crisis, and rising oil and food prices.  In this environment, many funds have struggled to produce positive returns.  Investors have flocked to money market instruments and Treasuries in a flight to quality.  The Federal Reserve has been aggressive in lowering the federal funds rate from 4.50% in November to 2.00% at the end of April.  The rate reductions by the Federal Reserve signaled an effort to inject liquidity and stability to the markets which have been adversely affected by credit conditions and a weakening economy.  For the six months ended April 30, 2008, the Dow Jones Industrial Average returned -6.79%, the Standard & Poor’s 500 Index returned -9.64%, and the Lehman Aggregate Bond Index returned 4.08%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Transamerica American Century Large Company Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$887.02	1.26%	$5.91
Hypothetical (b)	1,000.00	1,018.60	1.26	6.32
Class B
Actual	1,000.00	887.73	1.28	6.01
Hypothetical (b)	1,000.00	1,018.50	1.28	6.42
Class C
Actual	1,000.00	888.01	1.14	5.35
Hypothetical (b)	1,000.00	1,019.19	1.14	5.72
Class I
Actual	1,000.00	888.78	0.85	3.99
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

1

Transamerica American Century Large Company Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.0%)
Aerospace & Defense (1.0%)
Northrop Grumman Corp.	88,600	$6,518
Beverages (1.9%)
Coca-Cola Co.	139,400	8,207
Pepsi Bottling Group, Inc.	113,200	3,816
Biotechnology (0.6%)
Amgen, Inc. ‡	85,000	3,559
Capital Markets (2.8%)
Bank of New York Mellon Corp.	70,100	3,051
Merrill Lynch & Co., Inc.	142,600	7,106
Morgan Stanley	156,300	7,596
Chemicals (2.1%)
Ei DU Pont de Nemours & Co.	155,600	7,611
PPG Industries, Inc.	92,900	5,701
Commercial Banks (5.1%)
Fifth Third Bancorp	44,400	952
National City Corp.	125,700	792
PNC Financial Services Group, Inc.	65,200	4,522
US Bancorp	213,700	7,242
Wachovia Corp.	226,000	6,588
Wells Fargo & Co.	422,900	12,581
Commercial Services & Supplies (1.7%)
Avery Dennison Corp.	57,000	2,747
RR Donnelley & Sons Co.	123,300	3,778
Waste Management, Inc.	115,700	4,177
Communications Equipment (0.1%)
Motorola, Inc.	95,100	947
Computers & Peripherals (2.4%)
Hewlett-Packard Co.	162,600	7,536
International Business Machines Corp.	64,000	7,725
Consumer Finance (0.2%)
Discover Financial Services	89,300	1,626
Diversified Consumer Services (0.7%)
H&R Block, Inc. ^	194,100	4,245
Diversified Financial Services (8.7%)
Bank of America Corp.	510,200	19,153
Citigroup, Inc.	738,800	18,670
JPMorgan Chase & Co.	367,600	17,516
Diversified Telecommunication Services (6.0%)
AT&T, Inc. ¡	617,400	23,899
Embarq Corp.	45,700	1,900
Verizon Communications, Inc.	322,000	12,391
Electric Utilities (2.6%)
Exelon Corp.	111,400	9,522
PPL Corp.	152,600	7,328
Energy Equipment & Services (0.5%)
National Oilwell Varco, Inc. ‡	43,000	2,943
Food & Staples Retailing (2.6%)
Kroger Co.	172,300	4,695
Walgreen Co.	109,400	3,812
Wal-Mart Stores, Inc.	138,800	8,048
Food Products (0.9%)
Unilever NV	163,300	5,477
Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	87,300	4,250
Health Care Providers & Services (0.3%)
Quest Diagnostics, Inc.	38,700	1,942
Hotels, Restaurants & Leisure (0.4%)
Darden Restaurants, Inc.	20,800	740
McDonald’s Corp.	32,900	1,960
Household Durables (0.6%)
Newell Rubbermaid, Inc.	200,600	4,118
Independent Power Producers & Energy Traders (0.7%)
NRG Energy, Inc. ‡ ^	103,100	4,531
Industrial Conglomerates (5.1%)
General Electric Co.	866,000	28,318
Tyco International, Ltd.	89,200	4,174
Insurance (5.8%)
Allstate Corp.	149,700	7,539
American International Group, Inc.	273,300	12,626
Hartford Financial Services Group, Inc.	99,700	7,106
Loews Corp.	106,800	4,497
Marsh & McLennan Cos., Inc.	34,800	960
Torchmark Corp.	68,100	4,409
IT Services (0.5%)
Electronic Data Systems Corp.	34,100	633
Fiserv, Inc. ‡	57,300	2,897
Machinery (3.3%)
Caterpillar, Inc.	69,000	5,650
Deere & Co.	13,600	1,143
Dover Corp.	94,800	4,690
Ingersoll-Rand Co., Ltd. -Class A ^	114,600	5,086
Parker Hannifin Corp.	53,700	4,288
Media (3.0%)
CBS Corp. -Class B	72,900	1,682
Gannett Co., Inc. ^	175,800	5,031
Time Warner, Inc.	466,900	6,933
Viacom, Inc. -Class B ‡	145,800	5,605
Metals & Mining (0.8%)
Nucor Corp.	64,400	4,862
Multiline Retail (0.7%)
Kohl’s Corp. ‡	90,600	4,426
Office Electronics (0.5%)
Xerox Corp.	247,900	3,463
Oil, Gas & Consumable Fuels (14.6%)
Chevron Corp.	241,800	23,249
ConocoPhillips	185,400	15,972
Devon Energy Corp.	14,800	1,679
Exxon Mobil Corp.	365,500	34,017
Royal Dutch Shell PLC -Class A	228,900	18,383
Paper & Forest Products (1.0%)
Weyerhaeuser Co.	105,000	6,707
Pharmaceuticals (8.8%)
Abbott Laboratories	101,800	5,370
Eli Lilly & Co.	96,200	4,631
Johnson & Johnson	257,900	17,302
Merck & Co., Inc.	128,500	4,888

The notes to the financial statements are an integral part of this report.

2

	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	809,500	$16,279
Wyeth	179,100	7,965
Road & Rail (0.2%)
YRC Worldwide, Inc. ‡ ^	75,900	1,233
Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.	117,900	2,200
Intel Corp.	130,000	2,894
Software (1.6%)
Microsoft Corp.	218,600	6,235
Oracle Corp. ‡	197,700	4,122
Specialty Retail (2.4%)
Best Buy Co., Inc. ^	99,500	4,281
Gap, Inc. ^	143,200	2,666
Home Depot, Inc.	142,500	4,104
Staples, Inc.	193,400	4,197
Textiles, Apparel & Luxury Goods (0.6%)
V.F. Corp.	49,800	3,704
Thrifts & Mortgage Finance (1.4%)
Freddie Mac	239,400	5,963
MGIC Investment Corp. ^	102,200	1,332
Washington Mutual, Inc.	133,000	1,635
Tobacco (0.9%)
Altria Group, Inc.	82,600	1,652
Philip Morris International, Inc. ‡	79,000	4,031
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	348,100	2,781
Total Common Stocks (cost $628,746)		607,008

INVESTMENT COMPANIES (0.4%)
Capital Markets (0.4%)
SPDR Trust Series 1 Series T, Class T	16,500	2,285
Total Investment Companies (cost $1,976)		2,285

Total Securities Lending Collateral (cost $22,600) q		22,600

Total Investment Securities (cost $653,322) #		$631,893

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)

S&P 500 E-Mini Index	324	06/20/2008	$22,453	$974

			$22,453	$974

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $21,661.
¡

At April 30, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2008 is $1,930.

‡	Non-income producing security.
•	Contract amounts are not in thousands.
q

Cash collateral for the Repurchase Agreements, valued at $4,215, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $653,322. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $68,826 and $90,255, respectively. Net unrealized depreciation for tax purposes is $21,429.

The notes to the financial statements are an integral part of this report.

3

Transamerica Clarion Global Real Estate Securities

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$889.31	1.21%	$5.68
Hypothetical (b)	1,000.00	1,018.85	1.21	6.07
Class B
Actual	1,000.00	888.76	1.31	6.15
Hypothetical (b)	1,000.00	1,018.35	1.31	6.57
Class C
Actual	1,000.00	889.38	1.09	5.12
Hypothetical (b)	1,000.00	1,019.44	1.09	5.47
Class I
Actual	1,000.00	890.37	0.89	4.18
Hypothetical (b)	1,000.00	1,020.44	0.89	4.47

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Real Estate Property Breakdown

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by real estate property breakdown of the Fund’s total investment securities.

4

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Australia (10.8%)
CFS Retail Property Trust	1,202,400	$2,538
Commonwealth Property Office Fund	842,500	1,120
Dexus Property Group	1,342,654	2,233
Goodman Group	733,784	3,126
GPT Group	585,984	1,839
ING Industrial Fund	523,800	1,032
Macquarie Countrywide Trust	636,470	831
Mirvac Group	642,364	2,542
Stockland	865,200	5,895
Valad Property Group	639,225	575
Westfield Group	1,058,043	18,186
Austria (0.0%)
CA Immobilien Anlagen AG ‡	4,510	105
Bermuda (1.6%)
Hongkong Land Holdings, Ltd.	409,100	1,857
Kerry Properties, Ltd.	621,200	4,204
Brazil (0.5%)
BR Malls Participacoes SA ‡	188,700	2,007
Canada (1.8%)
Brookfield Properties Corp.	91,150	1,835
Calloway Real Estate Investment Trust -144A ‡	40,600	854
Calloway Real Estate Investment Trust	41,500	872
RioCan Real Estate Investment Trust	154,900	3,225
Cayman Islands (0.3%)
Shui On Land, Ltd.	1,141,800	1,135
Finland (0.8%)
Citycon OYJ ‡	538,685	3,128
France (6.4%)
Gecina SA	6,710	945
Klepierre	34,950	2,128
Mercialys SA	84,340	3,917
SILIC	8,747	1,252
Societe de La Tour Eiffel	4,635	663
Unibail-Rodamco	57,590	14,862
Germany (0.1%)
Deutsche Euroshop AG	4,520	192
Hong Kong (11.4%)
Cheung Kong Holdings, Ltd.	893,800	13,921
Hang Lung Group, Ltd.	699,548	3,765
Hang Lung Properties, Ltd.	874,100	3,555
Link REIT	1,443,000	3,462
Sino Land Co.	1,024,200	2,588
Sun Hung KAI Properties, Ltd.	719,445	12,599
Wharf Holdings, Ltd.	420,350	2,133
Japan (13.6%)
Japan Logistics Fund, Inc. -Class A	208	1,407
Japan Real Estate Investment Corp. -Class A	391	4,602
Japan Retail Fund Investment Corp. -Class A	223	1,312
Kenedix Realty Investment Corp. -Class A	138	812
Mitsubishi Estate Co., Ltd.	608,500	17,584
Mitsui Fudosan Co., Ltd.	573,000	14,365
Nippon Accommodations Fund, Inc. -Class A	118	563
Nippon Building Fund, Inc. -Class A	355	4,620
Nomura Real Estate Residential Fund, Inc. -Class A	132	567
NTT Urban Development Corp.	551	849
Sumitomo Realty & Development Co., Ltd.	139,500	3,470
Jersey, C.I. (0.2%)
Meinl European Land, Ltd. ‡	50,060	659
Netherlands (2.2%)
Corio NV ‡	61,270	5,722
Eurocommercial Properties NV	41,520	2,392
Singapore (2.6%)
Ascendas Real Estate Investment Trust ‡	1,014,700	1,921
Capitaland, Ltd.	737,900	3,690
CapitaMall Trust ‡	1,288,900	3,304
Macquarie Meag Prime -Class Trabajo share ‡	838,500	759
Sweden (0.6%)
Hufvudstaden AB -Class A	207,160	2,048
Switzerland (0.7%)
PSP Swiss Property AG ‡	40,200	2,488
United Kingdom (7.6%)
British Land Co. PLC	205,800	3,428
Brixton PLC	107,600	636
Derwent London PLC	109,929	2,915
Great Portland Estates PLC	149,900	1,361
Hammerson PLC	228,600	4,564
Land Securities Group PLC	300,880	9,177
Liberty International PLC	51,750	1,005
Safestore Holdings PLC	804,600	2,319
Segro PLC	317,600	2,901
United States (35.4%)
Acadia Realty Trust	19,300	495
AMB Property Corp.	53,600	3,095
AvalonBay Communities, Inc. ^	24,310	2,425
BioMed Realty Trust, Inc. ^	48,200	1,253
Boston Properties, Inc. ^	95,100	9,557
BRE Properties, Inc. -Class A	55,000	2,637

The notes to the financial statements are an integral part of this report.

5

	Shares	Value
United States (continued)
Corporate Office Properties Trust SBI MD ^	41,800	$1,559
Douglas Emmett, Inc.	84,200	2,001
Equity One, Inc. ^	34,200	845
Equity Residential	83,900	3,483
Essex Property Trust, Inc. ^	25,400	3,023
Extra Space Storage, Inc. ^	42,800	720
Federal Realty Investment Trust ^	81,200	6,671
Felcor Lodging Trust, Inc.	21,800	274
General Growth Properties, Inc.	104,460	4,279
Health Care Property Investors, Inc.	136,800	4,884
Health Care REIT, Inc. ^	53,400	2,587
Highwoods Properties, Inc.	51,800	1,815
Home Properties, Inc. ^	38,800	2,040
Host Hotels & Resorts, Inc.	243,643	4,191
Kilroy Realty Corp.	33,700	1,763
Kimco Realty Corp. ^	90,300	3,604
LaSalle Hotel Properties	22,700	728
Liberty Property Trust	54,400	1,906
Macerich Co. ^	39,100	2,859
Nationwide Health Properties, Inc. ^	81,400	2,932
Omega Healthcare Investors, Inc. ^	86,900	1,521
Post Properties, Inc. ^	19,400	712
ProLogis ^	93,000	5,823
Public Storage, Inc.	69,300	6,285
Regency Centers Corp.	76,800	5,496
Simon Property Group, Inc.	158,100	15,788
SL Green Realty Corp.	26,400	2,450
Strategic Hotels & Resorts, Inc.	42,200	608
Tanger Factory Outlet Centers ^	65,700	2,650
Taubman Centers, Inc.	63,300	3,587
UDR, Inc.	85,400	2,159
Ventas, Inc.	168,000	8,158
Vornado Realty Trust	45,500	4,236
Total Common Stocks (cost $320,685)		357,660

	Contracts (•)	Value
PURCHASED OPTIONS (0.4%)
Covered Call Options (0.4%)
Brascan Residential Properties	306,100	1,655
Call Strike $0.00
Expires 10/22/2008
Total Purchased Options (cost $2,155)		1,655

	Shares	Value
INVESTMENT COMPANIES (0.5%)
Luxembourg (0.5%)
ProLogis European Properties	111,840	1,811
Total Investment Companies (cost $1,569)		1,811

WARRANTS (0.0%)
Hong Kong (0.0%)
China Overseas Land & Investment, Ltd.
Expiration: 08/27/2008, Exercise	39,050	$21
Price: $12.50
Total Warrants (cost $0)		21

Total Securities Lending Collateral (cost $47,623) ¡		47,623

Total Investment Securities (cost $372,032) #		$408,770

The notes to the financial statements are an integral part of this report.

6

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Investment Trusts	62.9%	$257,164
Real Estate Management & Development	24.6%	100,517
Capital Markets	0.4%	1,811
Derivative	0.4%	1,655
Investment Securities, at value	88.3%	361,147
Short-Term Investments	11.7%	47,623
Total Investments	100.0%	$408,770

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $46,408.
¡

Cash collateral for the Repurchase Agreements, valued at $8,918, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
•	Contract Amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $372,032. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,087 and $11,349, respectively. Net unrealized appreciation for tax purposes is $36,738.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $854 or 0.23% of the Fund’s net assets.

REIT	Real Estate Investment Trust
SBI	Shares of Beneficial Interest

The notes to the financial statements are an integral part of this report.

7

Transamerica Evergreen Health Care

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$879.47	1.25%	$5.84
Hypothetical (b)	1,000.00	1,018.65	1.25	6.27

Class B
Actual	1,000.00	878.53	1.29	6.03
Hypothetical (b)	1,000.00	1,018.45	1.29	6.47

Class C
Actual	1,000.00	879.46	1.13	5.28
Hypothetical (b)	1,000.00	1,019.24	1.13	5.67

Class I
Actual	1,000.00	880.72	0.90	4.21
Hypothetical (b)	1,000.00	1,020.39	0.90	4.52

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Industry

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by industry of the Fund’s total investment securities.

8

Transamerica Evergreen Health Care

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.2%)
Health Care Equipment & Supplies (1.2%)
Fresenius AG	42,630	$3,531
Total Preferred Stocks (cost $2,298)		3,531

COMMON STOCKS (90.6%)
Biotechnology (17.5%)
Alexion Pharmaceuticals, Inc. ‡	82,428	5,801
Amgen, Inc. ‡	67,114	2,810
Antisoma PLC ‡	1,805,000	929
Biogen IDEC, Inc. ‡	40,147	2,436
BioMarin Pharmaceuticals, Inc. ‡ ^	129,156	4,709
Celgene Corp. ‡	57,067	3,546
Cephalon, Inc. ‡ ^	63,500	3,963
Cepheid, Inc. ‡	85,960	1,682
Genentech, Inc. ‡	25,023	1,707
Human Genome Sciences, Inc. ‡	192,653	1,262
Incyte Corp. ‡ ^	247,510	2,685
Indevus Pharmaceuticals, Inc. ‡ ^	282,704	1,360
Indevus Pharmaceuticals, Inc. ‡ ¡ ¥	188,440	♦
Isis Pharmaceuticals, Inc. ‡ ^	268,477	3,163
Orchid Cellmark, Inc. ‡	323,251	828
OSI Pharmaceuticals, Inc. ‡ ^	82,164	2,847
Regeneron Pharmaceuticals, Inc. ‡	97,595	1,915
Sequenom, Inc. ‡	100,200	633
Theratechnologies, Inc. ‡	550,000	4,069
Theravance, Inc. ‡ ^	169,000	2,111
United Therapeutics Corp. ‡	36,000	3,042
Chemicals (7.5%)
Bayer AG	212,777	18,154
Syngenta AG	12,748	3,788
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	188,487	7,609
Food Products (1.0%)
Archer-Daniels-Midland Co.	66,000	2,908
Health Care Equipment & Supplies (23.1%)
Abiomed, Inc. ‡ ^	141,712	2,067
Arthrocare Corp. ‡ ^	122,500	5,520
Axis-Shield PLC ‡	40,000	231
Baxter International, Inc.	55,500	3,459
Beckman Coulter, Inc.	52,000	3,552
Becton Dickinson & Co.	40,000	3,576
Boston Scientific Corp. ‡	256,000	3,412
Covidien, Ltd.	101,000	4,716
ev3, Inc. ‡ ^	243,000	2,019
GEN-Probe, Inc. ‡	78,607	4,430
Hologic, Inc. ‡ ^	116,000	3,386
Hospira, Inc. ‡	75,136	3,092
Inverness Medical Innovations, Inc. ‡ ^	103,000	3,811
Medtronic, Inc.	113,000	5,501
NMT Medical, Inc. ‡	232,041	1,160
Smith & Nephew PLC	229,122	2,972
St Jude Medical, Inc. ‡	88,709	3,884
Thoratec Corp. ‡ ^	189,000	3,022
Trans1, Inc. ‡ ^	100,000	1,305
Varian Medical Systems, Inc. ‡	70,000	3,282
Zoll Medical Corp. ‡	108,500	3,622
Health Care Providers & Services (8.9%)
Aetna, Inc.	33,000	1,439
Brookdale Senior Living, Inc. ^	60,042	1,572
Cardinal Health, Inc.	116,000	6,040
Cigna Corp.	33,000	1,409
Emeritus Corp. ‡ ^	187,000	4,610
Fresenius Medical Care AG	63,348	3,362
McKesson Corp.	52,000	2,710
Medco Health Solutions, Inc. ‡	51,000	2,527
Psychiatric Solutions, Inc. ‡	73,500	2,551
Health Care Technology (1.4%)
Cerner Corp. ‡ ^	78,000	3,609
Medipattern Corp. ‡ §	582,123	677
Life Sciences Tools & Services (10.3%)
AMAG Pharmaceuticals, Inc. ‡ ^	107,859	4,425
Applera Corp. - Applied Biosystems Group	97,924	3,125
Bio-Rad Laboratories, Inc. -Class A ‡	38,891	3,242
ENZO Biochem, Inc. ‡ ^	350,000	2,863
Helicos Biosciences Corp. ‡ ^	100,500	598
PerkinElmer, Inc.	108,000	2,868
Pharmaceutical Product Development, Inc.	81,500	3,376
Qiagen NV ‡	89,000	1,977
Sequenom, Inc. ‡	102,108	645
Thermo Fisher Scientific, Inc. ‡	125,542	7,265
Pharmaceuticals (18.3%)
Abbott Laboratories	109,251	5,763
Auxilium Pharmaceuticals, Inc. ‡ ^	131,500	4,044
Biodel, Inc. ‡ ^	96,000	1,329
Bristol-Myers Squibb Co.	155,398	3,414
Chugai Pharmaceutical Co., Ltd.	151,500	2,096
Eurand NV ‡ ^	185,164	2,953
Forest Laboratories, Inc. ‡	145,000	5,033
Inspire Pharmaceuticals, Inc. ‡	130,000	446
Ipsen	97,505	5,960
Merck & Co., Inc.	115,395	4,390
Merck KGAA	23,986	3,406
Novartis AG	55,377	2,787
Roche Holding AG	19,235	3,191
Schering-Plough Corp.	165,205	3,042
Sepracor, Inc. ‡	102,000	2,198
Sirtris Pharmaceuticals, Inc. ‡ ^	49,400	1,104
Spectrum Pharmaceuticals, Inc. ‡	287,034	548
Teva Pharmaceutical Industries, Ltd.	40,000	1,871
Theratechnologies, Inc.-144A ‡	10,000	74
Total Common Stocks (cost $258,916)		266,515

The notes to the financial statements are an integral part of this report.

9

	Shares	Value
WARRANTS (0.0%)
Pharmaceuticals (0.0%)
MannKind Corp.
Expiration: 08/05/2020 §
Exercise Price: $0.00	30,624	$ ♦
Poniard Pharmaceuticals, Inc.
Expiration: 12/08/2008 §
Exercise Price: $6.00	1,200	♦

Total Warrants (cost $1)		♦

Total Securities Lending Collateral (cost $62,652) q		62,652

Total Investment Securities (cost $323,867) #		$332,698

NOTES TO SCHEDULE OF INVESTMENTS:

        ^                   All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $60,267.

        ¡                 Securities valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.

        ‡                 Non-income producing security.

        ♦             Value is less than $1.

        ¥               Right.

   §                Illiquid. These securities aggregated to $677 or 0.002% of the Fund’s net assets.

        q                 Cash collateral for the Repurchase Agreements, valued at $11,686, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

          #               Aggregate cost for federal income tax purposes is $323,867.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $38,639 and $29,808, respectively.  Net unrealized appreciation for tax purposes is $8,831.

The notes to the financial statements are an integral part of this report.

10

Transamerica Jennison Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class A
Actual	$1,000.00	$899.46	1.33%	$6.28
Hypothetical (b)	1,000.00	1,018.25	1.33	6.67

Class B
Actual	1,000.00	899.92	1.27	6.00
Hypothetical (b)	1,000.00	1,018.55	1.27	6.37

Class C
Actual	1,000.00	900.16	1.20	5.67
Hypothetical (b)	1,000.00	1,018.90	1.20	6.02

Class I
Actual	1,000.00	901.68	0.86	4.07
Hypothetical (b)	1,000.00	1,020.59	0.86	4.32

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

11

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Aerospace & Defense (3.4%)
Raytheon Co.	46,400	$2,968
United Technologies Corp.	56,400	4,088
Beverages (3.6%)
Coca-Cola Co.	80,600	4,745
PepsiCo, Inc.	40,200	2,755
Biotechnology (6.2%)
Celgene Corp. ‡	9,800	609
Genentech, Inc. ‡	47,300	3,226
Gilead Sciences, Inc. ‡	175,300	9,073
Capital Markets (5.1%)
Charles Schwab Corp.	184,200	3,979
Goldman Sachs Group, Inc.	16,300	3,119
Lazard, Ltd. -Class A	53,700	2,102
Merrill Lynch & Co., Inc.	30,800	1,535
Chemicals (3.1%)
Monsanto Co.	57,100	6,511
Communications Equipment (9.1%)
Cisco Systems, Inc. ‡	235,600	6,041
Nokia OYJ	101,900	3,064
Qualcomm, Inc.	97,200	4,198
Research In Motion, Ltd. ‡	46,900	5,705
Computers & Peripherals (5.1%)
Apple, Inc. ‡	33,600	5,845
Hewlett-Packard Co.	102,700	4,760
Diversified Financial Services (0.8%)
NYSE Euronext	26,600	1,758
Electrical Equipment (3.1%)
ABB, Ltd.	82,100	2,518
First Solar, Inc. ‡	13,900	4,059
Energy Equipment & Services (3.9%)
Halliburton Co.	75,900	3,485
Schlumberger, Ltd.	46,300	4,655
Food & Staples Retailing (5.2%)
Costco Wholesale Corp. ^	44,300	3,156
CVS Caremark Corp.	78,700	3,177
Wal-Mart Stores, Inc.	48,700	2,824
Whole Foods Market, Inc. ^	55,300	1,805
Health Care Equipment & Supplies (5.4%)
Alcon, Inc.	25,200	3,982
Baxter International, Inc.	71,300	4,443
Hologic, Inc. ‡ ^	43,300	1,264
St Jude Medical, Inc. ‡	36,900	1,615
Hotels, Restaurants & Leisure (1.9%)
Las Vegas Sands Corp. ‡ ^	15,000	1,144
Marriott International, Inc. -Class A	82,600	2,833
Household Products (1.8%)
Colgate-Palmolive Co.	53,100	3,754
Industrial Conglomerates (1.6%)
General Electric Co.	105,600	3,453
Internet & Catalog Retail (2.7%)
Amazon.Com, Inc. ‡ ^	71,300	5,606
Internet Software & Services (5.3%)
Akamai Technologies, Inc. ‡ ^	67,200	2,404
Google, Inc. -Class A ‡	15,200	8,729
IT Services (3.8%)
Infosys Technologies, Ltd. ^	84,700	3,701
Visa, Inc. -Class A ‡	52,300	4,364
Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc. ‡	77,800	4,502
Media (3.4%)
News Corp. -Class A ^	138,300	2,475
Walt Disney Co.	146,400	4,748
Multiline Retail (0.4%)
Saks, Inc. ‡ ^	71,200	926
Multi-Utilities (0.5%)
Veolia Environnement	15,900	1,152
Oil, Gas & Consumable Fuels (3.5%)
Marathon Oil Corp.	17,400	793
Occidental Petroleum Corp.	53,600	4,460
Southwestern Energy Co. ‡	46,900	1,984
Pharmaceuticals (7.8%)
Abbott Laboratories	78,900	4,162
Elan Corp. PLC ‡ ^	55,100	1,449
Mylan, Inc. ^	92,600	1,219
Roche Holding AG	37,638	3,133
Teva Pharmaceutical Industries, Ltd.	67,800	3,172
Wyeth	70,300	3,126
Semiconductors & Semiconductor Equipment (0.7%)
Linear Technology Corp. ^	22,800	797
NVIDIA Corp. ‡	28,100	578
Software (4.1%)
Adobe Systems, Inc. ‡	92,500	3,449
Microsoft Corp.	179,900	5,131
Textiles, Apparel & Luxury Goods (2.6%)
Coach, Inc. ‡	55,300	1,967
Nike, Inc. -Class B ^	51,300	3,427
Total Common Stocks (cost $174,115)		201,702

Total Securities Lending Collateral (cost $27,398) ¡		27,398

Total Investment Securities (cost $201,513) #		$229,100

The notes to the financial statements are an integral part of this report.

12

        NOTES TO SCHEDULE OF INVESTMENTS:

        ^                   All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $26,461.

        ¡               Cash collateral for the Repurchase Agreements, valued at $5,111, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

        ‡                 Non-income producing security.

          #               Aggregate cost for federal income tax purposes is $201,513.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $31,912 and $4,325, respectively.  Net unrealized appreciation for tax purposes is $27,587.

The notes to the financial statements are an integral part of this report.

13

Transamerica Legg Mason Partners Investors Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$897.44	1.26%	$5.94
Hypothetical (b)	1,000.00	1,018.60	1.26	6.32
Class B
Actual	1,000.00	896.96	1.31	6.18
Hypothetical (b)	1,000.00	1,018.35	1.31	6.57
Class C
Actual	1,000.00	896.37	1.30	6.13
Hypothetical (b)	1,000.00	1,018.40	1.30	6.52
Class I
Actual	1,000.00	898.75	0.88	4.15
Hypothetical (b)	1,000.00	1,020.49	0.88	4.42

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

The notes to the financial statements are an integral part of this report.

14

Transamerica Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.1%)
Commercial Banks (0.1%)
Wachovia Corp.	55	$64
Total Preferred Stocks (cost $55)		64

COMMON STOCKS (95.0%)
Aerospace & Defense (5.1%)
Boeing Co.	10,100	857
Raytheon Co.	19,200	1,229
United Technologies Corp.	21,100	1,529
Capital Markets (3.2%)
Bank of New York Mellon Corp.	15,447	673
Lehman Brothers Holdings, Inc. ^	14,850	657
Merrill Lynch & Co., Inc.	18,290	911
Chemicals (3.9%)
Air Products & Chemicals, Inc.	15,400	1,516
Ei DU Pont de Nemours & Co.	25,600	1,252
Commercial Banks (2.7%)
Wachovia Corp.	28,700	837
Wells Fargo & Co.	36,600	1,089
Commercial Services & Supplies (1.1%)
Avery Dennison Corp.	15,500	747
Communications Equipment (1.3%)
Comverse Technology, Inc. ‡	42,700	745
Echostar Corp. ‡	6,760	210
Computers & Peripherals (1.5%)
International Business Machines Corp.	8,700	1,050
Consumer Finance (4.2%)
American Express Co.	31,700	1,522
Capital One Financial Corp.	28,000	1,484
Diversified Financial Services (4.4%)
Bank of America Corp.	27,700	1,040
JPMorgan Chase & Co.	43,100	2,054
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	64,284	2,488
Embarq Corp. ^	28,504	1,185
Electric Utilities (2.5%)
Sempra Energy	31,300	1,774
Energy Equipment & Services (2.9%)
Halliburton Co.	12,030	552
Transocean, Inc.	10,227	1,508
Food & Staples Retailing (2.2%)
Wal-Mart Stores, Inc.	27,200	1,577
Food Products (1.2%)
Kraft Foods, Inc. -Class A	27,466	869
Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	17,800	581
WellPoint, Inc. ‡	14,400	716
Hotels, Restaurants & Leisure (2.9%)
McDonald’s Corp.	34,300	2,044
Household Products (2.0%)
Kimberly-Clark Corp.	22,500	1,440
Industrial Conglomerates (5.5%)
General Electric Co.	61,500	2,011
Textron, Inc.	31,000	1,891
Insurance (9.9%)
Aflac, Inc.	13,300	887
American International Group, Inc.	24,600	1,137
Chubb Corp.	20,000	1,059
Loews Corp.	43,200	1,819
Marsh & McLennan Cos., Inc.	38,490	1,062
Travelers Cos., Inc. ‡	21,100	1,063
Internet & Catalog Retail (1.2%)
Liberty Media Corp. -	54,153	819
Interactive -Class A ‡
Media (10.5%)
Dish Network Corp. -Class A ‡	33,800	1,008
EW Scripps Co. -Class A ^	22,200	997
Liberty Media Corp. -	45,520	1,181
Entertainment Series A ‡
News Corp. -Class B	106,100	1,963
SES SA	31,800	783
Time Warner, Inc.	100,200	1,488
Multiline Retail (1.2%)
Target Corp.	16,600	882
Oil, Gas & Consumable Fuels (7.1%)
Royal Dutch Shell PLC -Class A	13,800	1,108
Suncor Energy, Inc.	9,204	1,037
Total SA	34,200	2,873
Pharmaceuticals (3.0%)
Abbott Laboratories	19,400	1,023
Novartis AG	22,600	1,138
Semiconductors & Semiconductor Equipment (1.4%)
Texas Instruments, Inc.	33,500	977
Software (1.3%)
Microsoft Corp.	32,200	918
Specialty Retail (1.3%)
Home Depot, Inc.	32,000	922
Tobacco (3.5%)
Altria Group, Inc.	35,200	705
Philip Morris International, Inc. ‡	35,200	1,796
Wireless Telecommunication Services (1.0%)
Sprint Nextel Corp.	85,713	685
Total Common Stocks (cost $58,554)		67,368

Total Securities Lending Collateral (cost $2,869) q		2,869

Total Investment Securities (cost $61,478) #		$70,301

The notes to the financial statements are an integral part of this report.

15

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $2,790.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q

Cash collateral for the Repurchase Agreements, valued at $535, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $61,478. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,372 and $4,549, respectively. Net unrealized appreciation for tax purposes is $8,823.

The notes to the financial statements are an integral part of this report.

16

Transamerica Marsico Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$881.90	1.18%	$5.52
Hypothetical (b)	1,000.00	1,019.00	1.18	5.92
Class B
Actual	1,000.00	881.75	1.20	5.61
Hypothetical (b)	1,000.00	1,018.90	1.20	6.02
Class C
Actual	1,000.00	881.83	1.08	5.05
Hypothetical (b)	1,000.00	1,019.49	1.08	5.42
Class I
Actual	1,000.00	883.31	0.85	3.98
Hypothetical (b)	1,000.00	1,020.64	0.85	4.27

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

17

Transamerica Marsico Growth

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.0%)
Capital Markets (1.0%)
Lehman Brothers Holdings, Inc.	3,603	$4,410
Total Preferred Stocks (cost $3,603)		4,410

COMMON STOCKS (88.2%)
Aerospace & Defense (6.4%)
General Dynamics Corp.	135,469	12,249
Lockheed Martin Corp.	126,575	13,422
Precision Castparts Corp.	18,178	2,137
Beverages (2.4%)
Coca-Cola Co.	89,362	5,261
Heineken NV	171,359	4,926
Biotechnology (2.2%)
Amylin Pharmaceuticals, Inc. ‡ ^	62,246	1,717
Genentech, Inc. ‡	116,021	7,912
Capital Markets (3.8%)
Goldman Sachs Group, Inc.	85,747	16,409
Chemicals (7.3%)
Air Products & Chemicals, Inc.	41,119	4,048
Monsanto Co.	126,296	14,400
Potash Corp. of Saskatchewan	30,733	5,653
Praxair, Inc.	80,665	7,366
Commercial Banks (5.2%)
Industrial & Commercial Bank of China -Class H	17,215,000	13,627
Wells Fargo & Co.	304,735	9,066
Communications Equipment (0.7%)
Qualcomm, Inc.	75,300	3,252
Computers & Peripherals (2.5%)
Apple, Inc. ‡	61,764	10,744
Diversified Financial Services (3.0%)
JPMorgan Chase & Co.	269,738	12,853
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	256,329	9,923
Electrical Equipment (0.4%)
Vestas Wind Systems ‡	15,350	1,678
Energy Equipment & Services (7.4%)
Cameron International Corp. ‡	46,080	2,268
FMC Technologies, Inc. ‡ ^	16,516	1,110
Schlumberger, Ltd.	142,067	14,285
Transocean, Inc.	80,484	11,868
Weatherford International, Ltd. ‡	32,300	2,606
Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	45,989	3,277
CVS Caremark Corp.	230,801	9,317
Health Care Providers & Services (2.5%)
UnitedHealth Group, Inc.	330,048	10,770
Hotels, Restaurants & Leisure (11.5%)
Las Vegas Sands Corp. ‡ ^	127,119	9,689
McDonald’s Corp.	365,247	21,761
MGM Mirage, Inc. ‡	82,890	4,240
Starbucks Corp. ‡	42,373	688
Wynn Resorts, Ltd. ^	57,237	6,029
Yum! Brands, Inc.	182,068	7,407
Industrial Conglomerates (0.6%)
McDermott International, Inc. ‡	47,023	2,520
Internet Software & Services (3.2%)
Google, Inc. -Class A ‡	23,774	13,653
IT Services (5.6%)
Mastercard, Inc. -Class A ^	77,052	21,433
Visa, Inc. -Class A ‡	32,169	2,684
Oil, Gas & Consumable Fuels (4.2%)
Equitable Resources, Inc.	20,444	1,357
Petroleo Brasileiro SA	108,456	13,169
XTO Energy, Inc.	60,607	3,749
Real Estate Management & Development (1.2%)
St Joe Co. ^	126,249	5,135
Road & Rail (5.1%)
CSX Corp.	44,769	2,818
Norfolk Southern Corp.	69,873	4,163
Union Pacific Corp.	104,616	15,189
Specialty Retail (1.3%)
Lowe’s Companies, Inc.	222,963	5,616
Thrifts & Mortgage Finance (1.0%)
Washington Mutual, Inc.	343,025	4,216
Wireless Telecommunication Services (5.5%)
America Movil SAB de CV Series L	191,948	11,125
China Mobile, Ltd. -Class R	732,600	12,604

Total Common Stocks (cost $317,060)		381,389

Total Securities Lending Collateral (cost $38,274) q		38,274

Total Investment Securities (cost $358,937) #		$424,073

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $37,268.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q

Cash collateral for the Repurchase Agreements, valued at $7,139, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $358,937. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,350 and $6,214, respectively. Net unrealized appreciation for tax purposes is $65,136.

The notes to the financial statements are an integral part of this report.

18

Transamerica MFS International Equity

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$945.18	1.90%	$9.19
Hypothetical (b)	1,000.00	1,015.42	1.90	9.52
Class B
Actual	1,000.00	944.41	1.89	9.14
Hypothetical (b)	1,000.00	1,015.47	1.89	9.47
Class C
Actual	1,000.00	944.47	1.76	8.51
Hypothetical (b)	1,000.00	1,016.11	1.76	8.82

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

19

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Australia (0.4%)
QBE Insurance Group, Ltd.	3,451	$82
Austria (2.1%)
Erste Bank DER Oesterreichischen Sparkassen AG	6,402	475
Bermuda (0.7%)
LI & Fung, Ltd.	42,000	174
Brazil (0.7%)
Unibanco - Uniao de Bancos Brasileiros SA ‡	1,100	160
Canada (1.0%)
Canadian National Railway Co. ^	4,473	234
Czech Republic (0.8%)
Komercni Banka As	710	174
France (19.8%)
Air Liquide	2,718	409
AXA SA	13,829	515
Gaz De France	4,674	308
Legrand SA	9,712	291
LVMH Moet Hennessy Louis Vuitton SA	7,993	914
Pernod-Ricard SA	3,218	371
Schneider Electric SA	5,358	656
Societe Television Francaise	1,652	35
Suez SA	4,210	298
Total SA	7,318	614
Vivendi ‡	4,031	164
Germany (9.5%)
Bayer AG	6,107	521
Bayerische Motoren Werke AG	4,553	250
E.ON AG	1,798	366
Linde AG	4,188	614
Merck KGAA	3,170	450
India (1.1%)
Infosys Technologies, Ltd. ^	3,500	153
Satyam Computer Services, Ltd.	4,060	104
Italy (0.9%)
Intesa Sanpaolo SPA	28,692	215
Japan (18.8%)
AEON Credit Service Co., Ltd.	9,200	145
Bridgestone Corp.	9,400	171
Canon, Inc.	14,700	731
Fanuc, Ltd.	2,600	272
Hirose Electric Co., Ltd.	1,700	200
Hoya Corp.	11,500	317
INPEX Holdings, Inc.	34	377
KAO Corp.	23,000	618
Nomura Holdings, Inc.	14,400	249
Omron Corp.	7,600	157
Ricoh Co., Ltd.	19,000	326
Shin-Etsu Chemical Co., Ltd.	4,000	246
Shizuoka Bank, Ltd.	4,000	49
Tokyo Gas Co., Ltd.	32,000	122
Toyota Motor Corp.	6,500	328
Yamato Holdings Co., Ltd.	3,000	44
Korea, Republic of (1.6%)
Samsung Electronics Co., Ltd.	530	376
Mexico (1.0%)
America Movil SAB de CV Series L, Class R	2,000	116
Grupo Modelo SAB de CV Series C, Class C	24,600	108
Netherlands (5.9%)
AKZO Nobel NV	1,480	126
Heineken NV	9,400	547
TNT NV	11,410	443
Wolters Kluwer NV	9,270	249
Singapore (1.6%)
Singapore Telecommunications, Ltd.	127,150	362
South Africa (0.5%)
MTN Group, Ltd.	5,720	110
Switzerland (13.8%)
Actelion, Ltd. ‡	2,859	144
Givaudan SA	420	424
Julius Baer Holding AG	4,785	353
Nestle SA	2,424	1,157
Roche Holding AG	4,841	803
Swiss Reinsurance	3,795	315
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	15,682	176
United Kingdom (16.4%)
BHP Billiton, Ltd.	5,558	198
Diageo PLC	23,886	489
GlaxoSmithKline PLC	16,075	357
HSBC Holdings PLC	9,910	173
Ladbrokes PLC	29,788	193
Reckitt Benckiser Group PLC	12,951	754
Royal Dutch Shell PLC -Class A	10,896	438
Smiths Group PLC	14,274	274
Tesco PLC	20,269	172
William Hill PLC	39,307	300
WPP Group PLC	35,967	440
United States (1.7%)
Synthes, Inc. ‡	2,954	405
Total Common Stocks (cost $20,404)		22,901

Total Securities Lending Collateral (cost $314) ¡		314

Total Investment Securities (cost $20,718) #		$23,215

The notes to the financial statements are an integral part of this report.

20

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)
South African Rand	(11)	05/06/2008	$(1)	$ ♦
			$(1)	$ ♦

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Chemicals	10.1%	$2,339
Oil, Gas & Consumable Fuels	8.0%	1,860
Pharmaceuticals	6.9%	1,610
Beverages	6.5%	1,515
Household Products	5.9%	1,372
Commercial Banks	5.4%	1,246
Food Products	5.0%	1,157
Office Electronics	4.6%	1,057
Electrical Equipment	4.1%	947
Textiles, Apparel & Luxury Goods	3.9%	914
Insurance	3.9%	912
Media	3.8%	888
Electronic Equipment & Instruments	2.9%	674
Capital Markets	2.6%	602
Automobiles	2.5%	578
Semiconductors & Semiconductor Equipment	2.4%	552
Hotels, Restaurants & Leisure	2.1%	494
Air Freight & Logistics	2.1%	487
Health Care Equipment & Supplies	1.7%	405
Electric Utilities	1.6%	366
Diversified Telecommunication Services	1.6%	362
Multi-Utilities	1.3%	298
Industrial Conglomerates	1.2%	274
Machinery	1.2%	272
IT Services	1.1%	257
Road & Rail	1.0%	234
Wireless Telecommunication Services	1.0%	225
Metals & Mining	0.9%	198
Trading Companies & Distributors	0.7%	174
Food & Staples Retailing	0.7%	172
Auto Components	0.7%	171
Consumer Finance	0.6%	145
Biotechnology	0.6%	144
Investment Securities, at value	98.6%	22,901
Short-Term Investments	1.4%	314
Total Investments	100.0%	$23,215

The notes to the financial statements are an integral part of this report.

21

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $306.
¡

Cash collateral for the Repurchase Agreements, valued at $59, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $20,718. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,248 and $751, respectively. Net unrealized appreciation for tax purposes is $2,497.

The notes to the financial statements are an integral part of this report.

22

Transamerica PIMCO Real Return TIPS

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,068.77	0.88%	$4.53
Hypothetical (b)	1,000.00	1,020.49	0.88	4.42
Class B
Actual	1,000.00	1,068.34	0.94	4.83
Hypothetical (b)	1,000.00	1,020.19	0.94	4.72
Class C
Actual	1,000.00	1,068.78	0.87	4.48
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37
Class I
Actual	1,000.00	1,069.04	0.73	3.76
Hypothetical (b)	1,000.00	1,021.23	0.73	3.67

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

23

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (86.7%)
U.S. Treasury Bill
Zero Coupon, due 05/29/2008		$675	$674
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028		20,713	19,745
2.00%, due 01/15/2026		40,633	40,379
2.38%, due 01/15/2025 – 01/15/2027		89,983	94,651
3.38%, due 04/15/2032		954	1,204
3.63%, due 04/15/2028		37,429	46,828
3.88%, due 04/15/2029		44,602	58,126
U.S. Treasury Inflation Indexed Note
0.88%, due 04/15/2010		24,805	25,134
1.63%, due 01/15/2018		11,923	12,050
1.88%, due 07/15/2013 – 07/15/2015 ¡		97,601	102,452
2.00%, due 01/15/2014 – 01/15/2016		90,407	95,272
2.38%, due 04/15/2011 – 01/15/2017		59,497	63,916
2.50%, due 07/15/2016		10,377	11,311
2.63%, due 07/15/2017		1,940	2,135
3.00%, due 07/15/2012		12,479	13,671
3.38%, due 01/15/2012		541	596
3.50%, due 01/15/2011		61,296	66,712
3.88%, due 01/15/2009		1,420	1,466
4.25%, due 01/15/2010		1,132	1,216
Total U.S. Government Obligations (cost $666,855)			657,538

U.S. GOVERNMENT AGENCY OBLIGATIONS (63.5%)
Fannie Mae
3.05%, due 08/25/2034 *		173	168
5.28%, due 10/01/2044 *		82	83
5.50%, due 07/01/2035 – 04/01/2038		349,984	352,286
6.00%, due 02/01/2036 – 12/01/2037		59,481	60,869
Freddie Mac
2.74%, due 02/15/2019 *		5,591	5,477
4.50%, due 05/15/2017		171	172
5.00%, due 02/15/2020		2,308	2,352
5.50%, due 07/01/2037 – 02/01/2038		60,169	60,612
Total U.S. Government Agency Obligations (cost $479,267)			482,019

FOREIGN GOVERNMENT OBLIGATIONS (2.2%)
Japanese Government CPI Linked Bond
0.80%, due 12/10/2015	JPY	391,950	3,646
1.10%, due 12/10/2016	JPY	610,000	5,772
1.20%, due 06/10/2017	JPY	675,360	6,399
Russian Federation, Reg S
7.50%, due 03/31/2030		490	563
Total Foreign Government Obligations (cost $14,834)			16,380

MORTGAGE-BACKED SECURITIES (2.4%)
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, due 09/25/2033		86	85
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
4.13%, due 03/25/2035 *		1,506	1,441
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		749	716
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A1
4.55%, due 08/25/2035 *		471	457
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *		739	675
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
4.90%, due 12/25/2035 *		58	55
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, due 08/25/2035 *		552	524
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *		601	568
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3
4.10%, due 08/25/2035 *		80	76
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2005-3, Class 1A2
3.19%, due 04/25/2035 *		1,381	1,128
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2005-R2, Class 1AF1-144A
3.24%, due 06/25/2035 *		382	336
DaimlerChrysler Finco
6.80%, due 08/03/2012 ¥		3,283	2,997
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
3.12%, due 06/25/2045 *		681	557
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *		1,206	1,129
HCA, Inc.
7.60%, due 11/18/2013 ¥		3,061	2,903

The notes to the financial statements are an integral part of this report.

24

		Principal	Value
Master Alternative Loans Trust
Series 2006-2, Class 2A1
3.30%, due 03/25/2036 *		$1,082	$870
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
3.08%, due 06/25/2046 *		1,562	1,288
Sequoia Mortgage Trust
Series 5, Class A
3.15%, due 10/19/2026 *		180	163
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
3.11%, due 05/25/2046 *		1,245	972
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.04%, due 09/25/2033 *		1,404	1,334
Total Mortgage-Backed Securities (cost $18,913)			18,274

ASSET-BACKED SECURITIES (0.3%)
Equity One ABS, Inc.
Series 2004-1, Class AV2
3.20%, due 04/25/2034 *		48	41
GSAMP Trust
Series 2004-SEA2, Class A2A
3.19%, due 03/25/2034 *		83	82
Lehman XS Trust
Series 2006-10N, Class 1A1A
2.98%, due 07/25/2046 *		160	156
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014		692	673
Tobacco Settlement Finance Authority of West Virginia
7.47%, due 06/01/2047		700	655
Tobacco Settlement Financing Corp.
Series 2002-A, Class A
6.00%, due 06/01/2023		600	591
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1-144A
3.24%, due 01/25/2034 *		13	13
Total Asset-Backed Securities (cost $2,199)			2,211

MUNICIPAL GOVERNMENT OBLIGATIONS (0.9%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047		500	440
Dallas Area Rapid Transit
5.00%, due 12/01/2036		3,000	3,042
New York City Municipal Water Finance Authority -Class D
4.75%, due 06/15/2038		200	198
5.00%, due 06/15/2038		500	509
North Texas Municipal Water District
5.00%, due 09/01/2035		2,100	2,123
State of California
5.00%, due 11/01/2037		800	795
Total Municipal Government Obligations (cost $7,300)			7,107

CORPORATE DEBT SECURITIES (6.9%)
Abbey National Treasury Services PLC
2.75%, due 07/02/2008 *		4,700	4,691
American Express Co.
7.00%, due 03/19/2018		1,320	1,420
8.15%, due 03/19/2038		380	442
Atlantic & Western RE, Ltd. -144A
8.95%, due 01/09/2009 * §		700	703
Bank of America Corp.
8.13%, due 05/15/2018 Ž		5,800	5,927
Bear Stearns Cos., Inc.
6.95%, due 08/10/2012		1,700	1,783
C10 Capital SPV, Ltd. -144A
6.72%, due 12/31/2016 Ž		300	268
Canada Government ,
3.00%, due 12/01/2036	CAD	436	555
Citigroup Funding, Inc.
2.90%, due 04/23/2009 *		3,200	3,165
Citigroup, Inc.
2.94%, due 01/30/2009 *		500	497
8.30%, due 12/21/2057		800	817
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		1,950	1,756
7.80%, due 06/01/2012		150	134
Fortis
2.81%, due 06/30/2008 *		3,000	2,998
Foundation RE II, Ltd. -144A
9.47%, due 11/26/2010 * §		500	508
GAZ Capital SA -144A
7.34%, due 04/11/2013		300	314
8.15%, due 04/11/2018		400	424
General Electric Capital Corp.
2.94%, due 12/12/2008 *		500	499
6.50%, due 09/15/2067 -144A		1,900	3,594
Goldman Sachs Group, Inc.
2.97%, due 06/28/2010 *		3,000	2,943
6.75%, due 10/01/2037		400	392
Green Valley, Ltd. -144A
8.34%, due 01/10/2011 * §	EUR	300	470
Japanese Government CPI Linked Bond
1.20%, due 12/10/2017	JPY	100,100	948
Koch Forest Products, Inc.
7.47%, due 12/20/2012 ¥		978	936
Kraft Foods, Inc.
6.00%, due 02/11/2013		700	722
6.13%, due 02/01/2018		600	612

The notes to the financial statements are an integral part of this report.

25

		Principal	Value
Longpoint RE, Ltd. -144A
8.05%, due 05/08/2010 * §		$600	$604
Mystic RE, Ltd. -144A
12.09%, due 12/05/2008 * §		400	397
13.09%, due 06/07/2011 * §		1,000	1,035
Pacific Life Global Funding -144A
5.15%, due 04/15/2013		500	500
Public Service Electric & Gas Co.
5.30%, due 05/01/2018		600	599
Rabobank Nederland NV -144A
2.73%, due 01/15/2009 *		400	399
Residential Reinsurance 2007, Ltd. -144A
10.33%, due 06/07/2010 * §		1,600	1,623
Royal Bank of Scotland Group PLC
7.09%, due 09/29/2017 Ž	EUR	300	449
UBS AG
5.88%, due 12/20/2017		700	714
Unicredit Luxembourg Finance SA -144A
2.97%, due 10/24/2008 *		900	899
United Kingdom
2.50%, due 05/20/2009	GBP	600	3,193
Vita Capital III, Ltd. -144A
3.82%, due 01/01/2012 * §		400	383
Wachovia Bank NA
3.15%, due 12/02/2010 *		1,200	1,143
Wachovia Corp.
7.98%, due 03/15/2018 Ž		2,200	2,164
Wells Fargo & Co.
4.38%, due 01/31/2013		1,000	989
Total Corporate Debt Securities (cost $52,520)			52,609

	Shares	Value
PREFERRED STOCKS (0.1%)
Wachovia Corp.	400	468
Total Preferred Stocks (cost $400)		468

	Principal	Value
COMMERCIAL PAPER (2.5%)
Palisades Com PA
3.57%, due 08/19/2008	$14,300	14,144
Unicredito ITA BK IRE
2.83%, due 06/16/2008	4,500	4,484
Total Commercial Paper (cost $18,628)		18,628

REPURCHASE AGREEMENTS (0.1%)
Credit Suisse First Boston, Inc.
1.90%, due 05/01/2008 (Dated 04/30/2008. Collateralized by U.S. Treasury Note 4.13%, due 05/15/2015 value at $600.)	600	600
Total Repurchase Agreements (cost $600)		600

SHORT-TERM OBLIGATIONS (0.4%)
Metropolitan Life Global Funding I -144A
3.09%, due 04/13/2009 *	3,400	3,400
Total Short-Term Obligations (cost $3,400)		3,400

	Contracts •	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
2-Year U.S. Treasury Future	100	$1
Call Strike $115.00
Expires 05/23/2008
IRO 2-Year USD	9,300,000	78
Call Strike $3.50
Expires 02/02/2009 §
IRO 2-Year USD	3,300,000	24
Call Strike $3.45
Expires 08/03/2009 §
IRO 2-Year USD	1,900,000	20
Call Strike $3.85
Expires 08/03/2009 §
U.S. Bond Future	758	12
Call Strike $153.00
Expires 05/23/2008
Put Options (0.0%)
U.S. Treasury Note Future	438	7
Put Strike $100.00
Expires 05/23/2008
U.S. Treasury Note Future	40	1
Put Strike $101.00
Expires 05/23/2008
5-Year U.S. Treasury Note	117	1
Put Strike $105.00
Expires 05/23/2008
Total Purchased Options (cost $172)		144

	Notional Amount	Value
PURCHASED SWAPTIONS (0.1%)
Covered Call Options (0.1%)
LIBOR Rate Swaption
Call Strike $1.39
Expires 07/08/2010 §	$6,800	665
Put Options (0.0%)
U.S. Treasury TII
Put Strike $100.00
Expires 05/07/2008 §	70,000	♦
U.S. Treasury TII
Put Strike $96.50
Expires 05/07/2008 §	60,000	♦
U.S. Treasury TII
Put Strike $94.50
Expires 07/24/2008 §	5,000	7
U.S. Treasury TII
Put Strike $83.50
Expires 07/24/2008 §	26,000	♦

The notes to the financial statements are an integral part of this report.

26

	Notional Amount	Value
Put Options (continued)
U.S. Treasury TII
Put Strike $98.00
Expires 07/25/2008 §	$20,000	$2
Total Purchased Swaptions (cost $380)		674
Total Investment Securities (cost $1,265,468) #		1,260,052

	Contracts •	Value
WRITTEN OPTIONS - 0.1%
Covered Call Options - 0.1%
10-Year U.S Treasury Future	61	(76)
Call Strike $116.00
Expires 8/22/2008
10-Year U.S. Treasury Note	193	(36)
Call Strike $118.00
Expires 5/23/2008
10-Year U.S. Treasury Note	42	(16)
Call Strike $117.00
Expires 5/23/2008
10-Year U.S. Treasury Note	42	(4)
Call Strike $119.00
Expires 5/23/2008
U.S. Treasury Bond Future	42	(4)
Call Strike $122.00
Expires 5/23/2008
U.S. Treasury Bond Future	59	(77)
Call Strike $120.00
Expires 8/22/2008
Put Options - 0.0%
10-Year U.S Treasury Future	61	(60)
Put Strike $112.00
Expires 8/22/2008
10-Year U.S. Treasury Note	185	(49)
Put Strike $114.00
Expires 5/23/2008
10-Year U.S. Treasury Note	42	(5)
Put Strike $113.00
Expires 5/23/2008
10-Year U.S. Treasury Note	79	(5)
Put Strike $112.00
Expires 5/23/2008
Total Written Options (premiums: $889)		(332)

	Notional Amount	Value
WRITTEN SWAPTIONS - 0.3%
Put Swaptions - 0.1%
LIBOR Rate Swaption	$1,600	(6)
Put Strike $5.67
Expires 8/7/2008
LIBOR Rate Swaption	2,000	(7)
Put Strike $5.67
Expires 8/7/2008
LIBOR Rate Swaption	8,000	(40)
Put Strike $5.25
Expires 9/15/2008
LIBOR Rate Swaption	7,000	(169)
Put Strike $5.37
Expires 9/20/2010
LIBOR Rate Swaption	4,000	(96)
Put Strike $5.37
Expires 9/20/2010
Covered Call Swaptions - 0.2%
5-Year IRO USD Swaption	4,000	(100)
Call Strike $4.30
Expires 2/2/2009
5-Year IRO USD Swaption	200	(4)
Call Strike $4.15
Expires 8/3/2009
7-Year IRO USD Swaption	900	(25)
Call Strike $4.40
Expires 8/3/2009
7-Year IRO USD Swpation	600	(19)
Call Strike $4.55
Expires 8/3/2009
LIBOR Rate Swaption	1,600	(208)
Call Strike $5.67
Expires 8/7/2008
LIBOR Rate Swaption	2,000	(261)
Call Strike $5.67
Expires 8/7/2008
LIBOR Rate Swaption	8,000	(533)
Call Strike $5.25
Expires 9/15/2008
LIBOR Rate Swaption	7,000	(390)
Call Strike $5.37
Expires 9/20/2010
LIBOR Rate Swaption	4,000	(224)
Call Strike $5.37
Expires 9/20/2010
Total Written Swaptions (premiums: $1,594)		$(2,082)

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR. Counterparty: Goldman Sachs Capital Markets	05/01/08	GBP	1,000	$ ♦

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR. Counterparty: Royal Bank of Scotland PLC	05/07/08	GBP	11,600	♦

The notes to the financial statements are an integral part of this report.

27

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 4.25% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Deutsche Bank AG §	09/20/08	$200	$4

Receive a fixed rate equal to 1.40% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Barclays Bank PLC	09/20/08	600	(17)

Receive a fixed rate equal to 1.43% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Barclays Bank PLC	09/20/08	1,000	(29)

Receive a fixed rate equal to 1.40% and the Fund will pay to the Counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013.
Counterparty: Goldman Sachs International	09/20/08	1,600	(14)

Receive a fixed rate equal to 5.05% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Goldman Sachs Capital Markets, LP §	09/22/08	3,400	50

Receive a fixed rate equal to 0.78% and The Fund will pay to the Counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Barclays Bank PLC	12/22/08	1,700	(8)

Receive a fixed rate equal to 0.51% and the Fund will pay to the Counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. §
Counterparty: Deutsche Bank AG	12/22/08	1,700	(5)

Receive a fixed rate equal to 0.35% and The Fund will pay to the Counterparty at the notional amount in the event of default of Republic of Peru Government Bond, 8.75%, due 11/21/2033.
Counterparty: Barclays Bank PLC §	12/22/08	1,700	2

Receive a fixed rate equal to 0.33% and the Fund will pay to the Counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Barclays Bank PLC	12/22/08	1,700	(2)

Receive a fixed rate equal to 0.30% and the Fund will pay to the Counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027.
Counterparty: Barclays Bank PLC	12/22/08	1,700	(1)

The notes to the financial statements are an integral part of this report.

28

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month JPY - LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	03/18/09	JPY	1,900,000	$32

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR Counterparty: Barclays Bank PLC	06/15/09	GBP	10,200	(20)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. Counterparty: Deutsche Bank AG §	06/18/09		$32,600	143

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: UBS AG §	06/18/09		72,400	1,740

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Barclays Bank PLC	12/15/09	AUD	8,900	(54)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Morgan Stanley Capital Services, Inc.	12/15/09	AUD	9,600	(59)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR. Counterparty: Barclays Bank PLC	12/21/09	GBP	17,800	(72)

Receive a fixed rate equal to 12.41% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: UBS AG	01/04/10	BRL	2,000	(18)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Royal Bank of Scotland PLC	01/15/10	AUD	1,100	(18)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: JPMorgan Chase Bank	01/15/10	AUD	1,700	(29)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Citibank NA	01/15/10	AUD	2,700	(46)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG	01/15/10	AUD	10,400	(173)

Receive a fixed rate equal to 7.50% and the Fund will pay a floating rate based on the 3-month AUD-Bank Bill Rate. Counterparty: UBS AG	03/15/10	AUD	38,600	(11)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.50%. Counterparty: Morgan Stanley Capital Services, Inc. §	03/19/10	EUR	10,700	6

The notes to the financial statements are an integral part of this report.

29

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Deutsche Bank AG §	03/19/10	EUR	10,700	$6

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month GBP–LIBOR Counterparty: Deutsche Bank AG §	03/20/10	GBP	5,100	7

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate Counterparty: Deutsche Bank AG	06/15/10	AUD	30,700	(359)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Merrill Lynch Capital Services	06/18/10		$10,800	105

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC	06/18/10		40,400	403

Receive a floating rate based on 6-month GBP – LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	3,400	37

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP – LIBOR Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	5,100	71

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	10/15/10		$5,000	(8)

Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	02/21/11		5,500	(71)

Receive a fixed rate equal to 2.095% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG	10/15/11		3,600	(31)

Receive a fixed rate equal to 2.03% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank	10/17/11		1,400	(19)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank	12/15/11		2,200	(58)

The notes to the financial statements are an integral part of this report.

30

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 1.99% and the Fund will pay a floating ate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	12/15/11		$2,900	$(75)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	12/15/11		7,400	(190)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: Lehman Brothers Special Finance, Inc.	01/02/12	BRL	200	(2)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	1,700	(16)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	3,000	(125)

Receive a fixed rate equal to 10.68% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	4,800	(459)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: UBS AG	01/02/12	BRL	15,700	(646)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: Merrill Lynch International	01/02/12	BRL	27,600	(207)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	03/15/12		$700	(22)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	03/15/12		1,100	(35)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	03/15/12		1,300	(37)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/28/12		200	(7)

The notes to the financial statements are an integral part of this report.

31

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/30/12	$700	$(24)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	200	(7)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	500	(18)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Bear Stearns §	06/20/12	99	3

Receive a fixed rate equal to 1.04% and the Fund will pay to the Counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse International	06/20/12	100	(2)

Receive a fixed rate equal to 0.97% and the Fund will pay to the Counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse International	06/20/12	200	(4)

Receive a fixed rate equal to 1.01% and the Fund will pay to the Counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse International	06/20/12	200	(3)

Receive a fixed rate equal to 6.85% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC,6.875%, due 08/28/2012. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/12	300	(37)

Receive a fixed rate equal to 1.01% and the Fund will pay to the Counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse International	06/20/12	700	(11)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Barclays Bank PLC §	06/20/12	2,178	39

The notes to the financial statements are an integral part of this report.

32

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: UBS AG §	06/20/12	$2,376	$52

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Merrill Lynch International §	06/20/12	2,574	81

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/20/12	2,673	48

Receive a fixed rate equal to 3.05% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/12	100	(22)

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Credit Suisse International §	09/20/12	100	♦

Receive a fixed rate equal to 1.12% and the Fund will pay to the Counterparty at the notional amount in the event of default of Lehman Brothers Holdings,6.63%, due 1/18/2012. Counterparty: BNP Parabas	09/20/12	200	(4)

Receive a fixed rate equal to 1.20% and the Fund will pay to the Counterparty at the notional amount in the event of default of Lehman Brothers Holdings,6.63%, due 1/18/2012. Counterparty: BNP Parabas	09/20/12	200	(3)

Receive a fixed rate equal to 3.80% and the Fund will pay to the Counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Barclays Bank PLC	09/20/12	300	(34)

The notes to the financial statements are an integral part of this report.

33

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 0.66% and the Fund will pay to the Counterparty at the notional amount in the event of default of Lehman Brothers Holdings, 6.63% due 1/08/2012. Counterparty: Royal Bank of Scotland PLC	09/20/12	$400	$(14)

Receive from the Counterparty a fixed rate equal to 0.80% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	400	(2)

Receive a fixed rate equal to 7.00% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.875%, due 08/28/2012. Counterparty: Bank of America	09/20/12	400	(48)

Receive a fixed rate equal to 3.80% and the Fund will pay to the Counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	500	(57)

Receive from the Counterparty a fixed rate equal to 0.75% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	500	(3)

Receive a fixed rate equal to 1.37% and the Fund will pay to the Counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	500	(4)

Receive a fixed rate equal to 5.00% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Citibank NA §	09/20/12	600	103

Receive a fixed rate equal to 3.40% and the Fund will pay to the Counterparty at the notional amount in the event of default of R.H. Donnelley Corp., 8.875%, due 1/15/2016. Counterparty: Citibank NA	09/20/12	600	(191)

Receive a fixed rate equal to 3.05% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs International	09/20/12	700	(154)

Receive a fixed rate equal to 0.72% and the Fund will pay to the Counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 6.63% due 1/08/2012. Counterparty: Citibank NA	09/20/12	800	(2)

The notes to the financial statements are an integral part of this report.

34

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 5.35% and the Fund will pay to the Counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs Capital Markets, LP	09/20/12	$3,400	$(552)

Receive from the Counterparty a fixed rate equal to 0.39% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Parabas §	12/20/12	200	4

Receive from the Counterparty a fixed rate equal to 0.40% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA §	12/20/12	200	4

Receive a fixed rate equal to 6.51% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Merrill Lynch International §	12/20/12	200	18

Receive a fixed rate equal to 1.13% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index, the remaining proportional interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services §	12/20/12	400	11

Receive a fixed rate equal to 6.69% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Merrill Lynch International §	12/20/12	400	39

Receive a fixed rate equal to 1.78% and the Fund will pay to the Counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 5.53% due 10/30/2015. Counterparty: Goldman Sachs International	12/20/12	500	(18)

Receive a fixed rate equal to 6.35% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Deutsche Bank AG §	12/20/12	900	76

Receive a fixed rate equal to 0.99% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index, the remaining proportional interest payments on those defaulted securities. Counterparty: Deutsche Bank AG §	12/20/12	1,100	25

The notes to the financial statements are an integral part of this report.

35

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 6.57% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Markets §	12/20/12		$1,300	$121

Receive a fixed rate equal to 6.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining proportional interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	12/20/12		1,400	(73)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 3.33%. Counterparty: Lehman Brothers, Inc.	12/20/12		1,600	(61)

Receive a fixed rate equal to 0.60% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaining proportional interest payments on those defaulted securities. Counterparty: Merrill Lynch International §	12/20/12		4,800	98

Receive a fixed rate equal to 0.60% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index the remaining proportional interest payments on those defaulted securities Counterparty: Goldman Sachs Capital Markets	12/20/12		7,600	222

Receive a fixed rate equal to 1.4014% and the Fund will pay to the Counterparty at the notional amount in the event of default of Federal National Mortgage Association, 5.25%, due 08/01/2012. Counterparty: BNP Paribas §	03/20/13		1,000	21

Receive a fixed rate equal to 1.01% and the Fund will pay to the Counterparty at the notional amount in the event of default of General Electric Capital Corporation, 6.00%, due 06/15/2012. Counterparty: Barclays Bank PLC §	03/20/13		2,800	21

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR. Counterparty: Deutsche Bank AG	03/20/13	GBP	3,800	(134)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC §	06/18/13		7,500	199

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	06/18/13		12,800	299

The notes to the financial statements are an integral part of this report.

36

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/18/15		$4,100	$(79)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/15		5,400	(190)

Receive a floating rate based on 6-month GBP – LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Goldman Sachs Capital Markets, LP §	09/15/15	GBP	2,400	(26)

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank	10/17/16		1,300	(2)

Receive a floating rate based on CPTFEMU Index and the Fund will pay a fixed rate equal to 2.275%. Counterparty: UBS AG	10/17/16		1,400	(1)

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG	10/17/16		1,400	(1)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on MXN TIIE-Banxico. Counterparty: Morgan Stanley Capital Services, Inc.	11/04/16	MXN	8,400	(15)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the MXN TIIE-Banxico. Counterparty: Goldman Sachs Capital Markets LP	11/04/16	MXN	16,600	(25)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the MXN TIIE-Banxico. Counterparty: Citibank NA	11/04/16	MXN	17,800	(30)

Receive a fixed rate equal to 8.33% and the Fund will pay a floating rate based MXN TIIE-Banxico. Counterparty: Barclays Bank PLC	02/14/17	MXN	6,400	(4)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Credit Suisse International §	06/15/17	EUR	7,600	515

Receive a floating rate based on the 6-month JPY - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Goldman Sachs Capital Markets, LP	06/20/17	JPY	40,000	(1)

Receive a floating rate based on the 6-month JPY - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Deutsche Bank AG	06/20/17	JPY	160,000	(2)

The notes to the financial statements are an integral part of this report.

37

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a floating rate based on the 6-month JPY - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Royal Bank of Scotland PLC	06/20/17	JPY	360,000	$(21)

Receive a floating rate based on the 6-month JPY - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Barclays Bank PLC	06/20/17	JPY	620,000	(10)

Receive a fixed rate equal to 3.25% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	12/14/17		$2,300	(57)

Receive a fixed rate equal to 6.75% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Barclays Bank PLC §	12/15/17	AUD	1,100	33

Receive a fixed rate equal to 6.75% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Morgan Stanley Capital Services, Inc. §	12/15/17	AUD	1,200	37

Receive a fixed rate equal to 3.1825% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	12/19/17		3,500	(93)

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining proportional interest payments on those defaulted securities. Counterparty: Goldman Sachs International §	12/20/17		$2,000	11

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining proportional interest payments on those defaulted securities Counterparty: Lehman Brothers, Inc. §	12/20/17		2,100	12

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining proportional interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/17		4,000	(31)

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining proportional interest payments on those defaulted securities. Counterparty: Barclays Bank PLC §	12/20/17		9,500	9

The notes to the financial statements are an integral part of this report.

38

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 3.11% and the Fund will pay a floating rate based on UK - Retail Price Index Counterparty: Goldman Sachs Capital Markets	01/03/18	GBP	2,100	$(82)

Receive a fixed rate equal to 2.71% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Goldman Sachs International	01/08/18		$5,000	(27)

Receive a fixed rate equal to 2.97% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Goldman Sachs Capital Markets §	03/05/18		2,000	42

Receive a fixed rate equal to 2.98% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Morgan Stanley Capital Services §	03/06/18		2,300	57

Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC §	03/20/18		1,900	(96)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	06/18/18		12,100	(518)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/18		16,200	(584)

Receive a floating rate based on the 6-month AUD-Bank Bill Rate the Fund will pay a fixed rate equal to 7.00%. Counterparty: UBS AG §	03/15/19	AUD	3,500	22

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/20/21		1,200	(133)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/20/26		1,300	(163)

Receive a fixed rate equal to 3.44% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	09/10/27	GBP	700	(45)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month-EURIBOR. Counterparty: Morgan Stanley Capital Services	06/18/34	EUR	3,100	(50)

Receive a floating rate based on 6-month GBP –LIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Credit Suisse International §	12/17/35	GBP	1,400	97

39

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	3,300	$177

Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.25%. Counterparty: HSBC Bank USA §	06/12/36	GBP	1,300	196

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/18/38		$6,300	151

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/38		13,600	163

Receive a fixed rate equal to 0.08% and the Fund will pay a floating rate based on the Commercial Mortgage Backed Securities Index Counterparty: Morgan Stanley Capital Services	12/13/49		4,200	395

Total Swap Agreements (Premium Received $4,066)				$(704)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)

10-Year Japanese Government Bond	(2)	06/20/2008	$(2,606)	$67
10-Year U.S. Treasury Note	294	06/20/2008	28,374	(305)
2-Year U.S. Treasury Note	(415)	06/30/2008	(88,265)	158
3-Month Euro EURIBOR	8	03/16/2009	2,981	(1)
3-Month Euro EURIBOR	75	06/15/2009	27,991	23
3-Month Euro EURIBOR	47	09/14/2009	17,556	29
3-Month Euro EURIBOR	(35)	09/15/2008	(12,998)	58
3-Month Euro EURIBOR	47	12/14/2009	17,554	37
3-Month Euro EURIBOR	55	12/15/2008	20,446	(16)
5-Year U.S. Treasury Note	(138)	07/03/2008	(15,454)	(42)
90-Day Euro Dollar	447	06/15/2009	108,208	326
90-Day Euro Dollar	101	06/16/2008	24,575	49
90-Day Euro Dollar	281	09/14/2009	67,900	580
90-Day Euro Dollar	166	12/14/2009	40,027	49
90-Day Sterling	35	03/19/2009	8,222	8
90-Day Sterling	58	06/17/2009	13,630	20
90-Day Sterling	189	06/18/2008	44,198	73
90-Day Sterling	143	09/18/2008	33,514	46
90-Day Sterling	97	12/17/2008	22,758	(86)
Euro Schatz	(23)	06/10/2008	(3,718)	(7)
Euro-BUND	(109)	06/10/2008	(19,358)	339
Long Gilt	(50)	06/30/2008	(10,724)	141
U.S. Treasury Long Bond	(630)	06/30/2008	(73,641)	653
			$251,170	$2,199

The notes to the financial statements are an integral part of this report.

40

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)
Brazilian Real	33,468	07/02/2008	$17,426	$2,076
Brazilian Real	(16,700)	07/02/2008	(9,579)	(152)
Brazilian Real	3,817	12/02/2008	2,054	86
Brazilian Real	(7,806)	12/02/2008	(4,314)	(63)
Canadian Dollar	(368)	05/29/2008	(360)	(5)
Chinese Yuan Renminbi	43,219	03/02/2009	6,107	483
Chinese Yuan Renminbi	(43,219)	03/02/2009	(6,182)	(408)
Euro Dollar	(2,947)	05/29/2008	(4,611)	27
Japanese Yen	50,683	05/12/2008	499	(14)
Japanese Yen	(1,825,824)	05/12/2008	(17,966)	485
Malaysian Ringgit	4,188	05/21/2008	1,264	61
Malaysian Ringgit	255	08/04/2008	79	2
Mexican Peso	111,934	07/10/2008	9,982	583
Mexican Peso	(101,665)	07/10/2008	(9,276)	(320)
Philippines Peso	20,553	08/22/2008	506	(23)
Poland Zloty	7,517	07/10/2008	2,736	633
Republic of Korea Won	3,418,716	05/30/2008	3,646	(239)
Republic of Korea Won	(253,936)	05/30/2008	(253)	♦
Republic of Korea Won	434,052	08/04/2008	457	(25)
Russian Ruble	1,112	07/10/2008	44	3
Russian Ruble	116,367	11/19/2008	4,708	148
Russian Ruble	(39,355)	11/19/2008	(1,567)	(75)
Singapore Dollar	3,886	05/22/2008	2,602	262
Singapore Dollar	161	11/21/2008	114	5
Swiss Franc	(640)	06/09/2008	(614)	♦
British Pound Sterling	(36)	05/01/2008	(71)	♦
British Pound Sterling	(20)	05/02/2008	(39)	♦
British Pound Sterling	(84)	05/07/2008	(166)	(1)
British Pound Sterling	(9,776)	05/19/2008	(19,281)	(59)
			$(22,055)	$3,470

SECURITIES SOLD SHORT:

Principal	Securities Sold Short	Value
$(293,830)	Fannie Mae, TBA
	5.50%, 05/13/2008	$(295,442)
Total Securities Sold Short (Proceeds $296,286)		$(295,442)

The notes to the financial statements are an integral part of this report.

41

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¾	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $2,280.
§	Illiquid. These securities aggregated to $6,517 or 0.86% of the Fund’s net assets.
•	Contract Amounts are not in thousands.
♦	Value is less than $1.
¥	Loan Participation.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,265,468.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,139 and $12,555, respectively.  Net unrealized depreciation for tax purposes is $5,416.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated to $11,852 or 1.56% of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CDI	Credit Default Swap Index
CPI	Consumer Price Index
CAD	Canadian Dollar
CDX	Credit Derivatives Index
CMM	Constant Maturity Mortgage
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco Index
EUR	Euro Dollar
EURIBOR	Eurozone Interbank Offering Rate Denominated Euros
FRC	French
GBP	Great British Pound Sterling
JPY	Japanese Yen
LIBOR	London Interbank Offering Rate
MXN	Mexican Peso
TBA

To Be Announced.  Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIIE	Tasa de Interes Interbancaria de Equilibrio

The notes to the financial statements are an integral part of this report.

42

Transamerica PIMCO Total Return

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,040.89	1.04%	$5.28
Hypothetical (b)	1,000.00	1,019.69	1.04	5.22
Class B
Actual	1,000.00	1,039.86	1.03	5.22
Hypothetical (b)	1,000.00	1,019.74	1.03	5.17
Class C
Actual	1,000.00	1,040.36	0.96	4.87
Hypothetical (b)	1,000.00	1,020.09	0.96	4.82
Class I
Actual	1,000.00	1,042.36	0.74	3.76
Hypothetical (b)	1,000.00	1,021.18	0.74	3.72

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by Asset Type of the Fund’s total investment securities.

43

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.5%)
U.S. Treasury Bill
Zero Coupon, due 05/29/2008 – 06/26/2008	$950		$948
U.S. Treasury Inflation Indexed Bond
2.38%, due 01/15/2025 – 01/15/2027		3,951	4,155
U.S. Treasury Inflation Indexed Note
2.38%, due 04/15/2011 ¡		3,733	3,943
Total U.S. Government Obligations (cost $9,187)			9,046

U.S. GOVERNMENT AGENCY OBLIGATIONS (86.4%)
Fannie Mae
3.25%, due 09/25/2042 *		660	634
4.00% to 4.00%, due 07/01/2015 – 11/01/2033		2,966	2,946
4.15%, due 03/01/2034 *		713	712
4.21%, due 07/25/2034 * § q		3,538	277
4.70%, due 09/01/2035 *		1,478	1,488
4.72%, due 07/01/2035 *		1,164	1,175
5.00%, due 06/01/2013 – 07/01/2037		35,713	35,373
5.28%, due 03/01/2044 – 10/01/2044 *		3,225	3,253
5.46%, due 06/01/2037 *		10,020	10,266
5.50%, due 07/01/2016 – 04/01/2038		99,569	100,438
6.00%, due 10/01/2034 – 04/01/2038		56,732	58,053
6.30%, due 01/01/2028 – 10/17/2038		2,413	2,418
6.50%, due 08/01/2029 – 11/01/2037		4,596	4,767
7.17%, due 01/01/2026 *		4	4
Fannie Mae, TBA
5.00%, due 05/01/2038		13,000	12,768
5.50%, due 05/01/2023 – 05/01/2038		77,600	78,051
6.00%, due 05/01/2038		52,500	53,665
FHLB Disc Corp.
Zero Coupon, due 05/01/2008		1,700	1,700
Freddie Mac
4.00%, due 05/01/2014		838	830
4.09%, due 11/01/2033 *		403	407
4.21%, due 03/01/2034 *		427	434
4.23%, due 03/01/2034 *		375	381
4.50%, due 06/15/2017 – 09/15/2018		4,121	4,154
4.74%, due 09/01/2035 *		1,314	1,332
5.00%, due 02/15/2020 – 04/15/2030		26,119	26,477
5.09%, due 01/01/2036 *		6,485	6,623
5.31%, due 09/01/2035 *		1,089	1,103
5.50%, due 03/15/2017 – 04/01/2037		4,024	4,058
5.53%, due 10/25/2044 *		677	656
6.50%, due 04/15/2029 – 07/25/2043		43	45
Freddie Mac, TBA
5.50%, due 05/01/2038		74,700	75,167
Ginnie Mae
3.80%, due 09/20/2034 * § q		3,038	309
4.06%, due 04/16/2033 – 10/16/2033 * § q		3,282	311
4.10%, due 08/16/2033 * § q		4,216	405
5.50%, due 03/15/2032 – 05/15/2036		2,528	2,567
6.38%, due 05/20/2024 *		73	74
6.50%, due 07/15/2023 – 06/20/2032		354	369
Ginnie Mae, TBA
6.50%, due 05/01/2038		16,000	16,600
Total U.S. Government Agency Obligations (cost $505,668)			510,290

FOREIGN GOVERNMENT OBLIGATIONS (3.9%)
Bundesrepublik Deutschland
4.75%, due 07/04/2034	EUR	7,200	11,359
5.50%, due 01/04/2031	EUR	5,900	10,231
Hong Kong Government
5.13%, due 08/01/2014 -144A		400	413
Korea Expressway Corp.
5.13%, due 05/20/2015 -144A		200	190
Malaysia Government Bond
7.50%, due 07/15/2011		10	11
Republic of Brazil
10.25%, due 01/10/2028	BRL	1,000	523
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	136
Total Foreign Government Obligations (cost $23,287)			22,863

MORTGAGE-BACKED SECURITIES (11.4%)
Banc of America Funding Corp.
Series 2005-D, Class A1
4.11%, due 05/25/2035 *		1,649	1,538
Banc of America Funding Corp.
Series 2006-J, Class 4A1
6.14%, due 01/20/2047		172	147
BCAP LLC Trust
Series 2006-AA2, Class A1
3.07%, due 01/25/2037 *		815	574
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.53%, due 08/25/2033		2,048	1,919
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 2A1
4.75%, due 01/25/2034 *		42	40

The notes to the financial statements are an integral part of this report.

44

	Principal	Value
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 4A1
4.62%, due 01/25/2034 *	$75	$69
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *	2,203	2,105
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *	541	494
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-7, Class 22A1
5.71%, due 09/25/2035 *	436	367
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	838	800
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-6, Class 32A1
5.81%, due 11/25/2036 *	509	385
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	800	787
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.67%, due 01/26/2036	449	376
CC Mortgage Funding Corp.
Series 2004-3A, Class A1-144A
3.15%, due 08/25/2035 *	374	331
Citigroup Commercial Mortgage Trust
Series 2006-FL2, Class A1-144A
2.58%, due 08/15/2021 *	44	42
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	601	568
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	1,642	1,578
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	10	9
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	339	335
Countrywide Alternative Loan Trust
Series 2005-81, Class A1
3.18%, due 02/25/2037 *	792	656
Countrywide Alternative Loan Trust
Series 2007-HY4, Class 1A1
5.48%, due 06/25/2037 *	1,536	1,338
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B
3.10%, due 06/25/2037 *	1,539	1,198
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2002-30, Class M
7.00%, due 10/19/2032 *	19	18
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2004-12, Class 12A1
4.71%, due 08/25/2034 *	767	728
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	915	898
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2005-R2, Class 1AF1-144A
3.24%, due 06/25/2035 *	2,618	2,304
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-P1A, Class A-144A
3.80%, due 03/25/2032 *	1	1
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR15, Class 2A1
5.04%, due 06/25/2033 *	1,751	1,697
Credit Suisse Mortgage Capital
Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	2,800	2,749
CSC Holdings, Inc.
1.00%, due 02/24/2013	1,000	966
DaimlerChrysler Finco
6.80%, due 08/03/2012 ¥	1,990	1,816
Deutsche Alt-A Securities, Inc., Alternate
Loan Trust
Series 2006-AR6, Class A1
2.98%, due 02/25/2037 *	815	765
Deutsche Alt-A Securities, Inc., Alternate
Loan Trust
Series 2007-AR1, Class A3B
2.97%, due 01/25/2047 *	1,054	984
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.37%, due 08/25/2035 *	125	116
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	1,000	973

The notes to the financial statements are an integral part of this report.

45

	Principal	Value
GS Mortgage Securities Corp. II
Series 1998-C1, Class A2
6.62%, due 10/18/2030	$225	$225
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1-144A
2.81%, due 03/06/2020 *	825	763
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	248	232
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
3.04%, due 03/19/2037 *	2,116	1,658
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11
2.89%, due 01/19/2038 *	552	522
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A
2.99%, due 01/19/2038 *	1,024	804
Harborview Mortgage Loan Trust
Series 2007-1, Class 2A1A
2.93%, due 04/19/2038 *	1,603	1,257
HCA, Inc.
7.60%, due 11/18/2013 ¥	1,481	1,405
Health Management Associates Inc.
7.10%, due 01/16/2014 § ¥	1,069	987
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.05%, due 12/25/2034	68	62
IndyMac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A1A
2.99%, due 11/25/2046 *	758	709
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	461	432
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	1,675	1,609
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	1,900	1,894
Master Alternative Loans Trust
Series 2006-2, Class 2A1
3.30%, due 03/25/2036 *	228	183
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
3.16%, due 12/15/2030 *	621	577
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
3.11%, due 02/25/2036 *	231	186
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-9, Class A4
5.70%, due 09/12/2049	1,500	1,478
MID-State Trust
Series 4, Class A
8.33%, due 04/01/2030	328	329
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
3.90%, due 10/25/2035 *	60	55
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A
3.15%, due 11/25/2035 *	66	60
Morgan Stanley Capital I
Series 2007-XLFA, Class A1-144A
2.58%, due 10/15/2020 *	760	707
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
3.11%, due 04/25/2046 *	768	598
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
3.08%, due 06/25/2046 *	469	387
Residential Accredit Loans, Inc.
Series 2006-QO7, Class 3A1
3.00%, due 09/25/2046 *	653	618
Residential Asset Securitization Trust
Series 2006-R1, Class A2
3.30%, due 01/25/2046 *	460	370
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	10	10
Sequoia Mortgage Trust
Series 10, Class 2A1
3.18%, due 10/20/2027 *	54	48
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
5.48%, due 01/25/2035 *	280	265
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
3.13%, due 09/19/2032 *	30	28
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A1
3.05%, due 07/19/2035 *	49	37
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A2
3.05%, due 07/19/2035 *	90	81
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3
3.05%, due 07/19/2035 *	170	141

The notes to the financial statements are an integral part of this report.

46

	Principal	Value
Structured Asset Mortgage Investments, Inc.
Series 2005-AR8, Class A1A
3.18%, due 02/25/2036 *	$754	$608
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 12A1
3.12%, due 05/25/2036 *	871	676
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
4.08%, due 06/25/2033	1,931	1,723
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
3.01%, due 01/25/2037 *	744	710
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
3.01%, due 11/25/2046 *	1,058	1,004
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class A2
5.68%, due 04/15/2034	187	188
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1-144A
2.60%, due 09/15/2021 *	1,372	1,290
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.34%, due 12/15/2043	2,100	2,024
WAMU Mortgage Pass Through Certificates
Series 2006-AR9, Class 2A
5.06%, due 08/25/2046 *	779	587
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
4.81%, due 02/27/2034 *	32	30
WAMU Mortgage Pass-Through Certificates
Series 2002-AR9, Class 1A
5.48%, due 08/25/2042 *	18	16
WAMU Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
4.57%, due 06/25/2033 *	1,332	1,293
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.04%, due 09/25/2033 *	2,770	2,633
WAMU Mortgage Pass-Through Certificates
Series 2003-R1, Class A1
3.44%, due 12/25/2027 *	1,164	1,052
WAMU Mortgage Pass-Through Certificates
Series 2006-AR19, Class 1A1A
4.81%, due 01/25/2047 *	1,238	1,031
Wells Fargo Mortgage Backed
Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	701	677
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	570	550
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR11, Class A2
5.52%, due 08/25/2036	390	374
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR4, Class 2A6
5.77%, due 04/25/2036 *	400	318
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	2,006	1,972
Total Mortgage-Backed Securities (cost $72,192)		67,144

ASSET-BACKED SECURITIES (8.4%)
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
2.95%, due 02/25/2037 *	1,187	1,154
ACE Securities Corp.
Series 2006-NC1, Class A2B
3.05%, due 12/25/2035 *	917	900
ACE Securities Corp.
Series 2006-NC3, Class A2A
2.95%, due 12/25/2036 *	460	438
American Express Credit Account
Master Trust
Series 2005-3, Class A
2.51%, due 01/18/2011 *	2,400	2,399
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
3.19%, due 07/25/2032 *	4	3
Argent Securities, Inc.
Series 2006-M3, Class A2A
2.95%, due 10/25/2036 *	528	519
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
3.25%, due 06/25/2034 *	406	349
Asset Backed Funding Certificates
Series 2006-HE1, Class A2A
2.96%, due 01/25/2037 *	805	782
Asset Backed Funding Certificates
Series 2006-OPT2, Class A3A
2.96%, due 10/25/2036 *	468	461

The notes to the financial statements are an integral part of this report.

47

	Principal	Value
Aurum CLO
Series 2002-1A, Class A1-144A
3.14%, due 04/15/2014 *	$1,484	$1,434
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
3.56%, due 10/25/2032 *	30	27
Bear Stearns Asset Backed Securities Trust
Series 2006-SD4, Class 1A1
5.56%, due 10/25/2036 *	1,222	1,202
Bear Stearns Asset Backed Securities Trust
Series 2007-AQ1, Class A1
3.01%, due 11/25/2036 *	1,529	1,344
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
2.95%, due 10/25/2036 *	726	716
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A1
2.95%, due 10/25/2036 *	292	288
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
3.00%, due 10/25/2036 *	1,300	1,187
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
2.94%, due 12/25/2036 *	1,551	1,384
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
2.95%, due 05/25/2037 *	1,743	1,706
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1
2.98%, due 06/25/2037 *	1,281	1,263
Countrywide Asset-Backed Certificates
Series 2006-SD1, Class A1-144A
3.06%, due 02/25/2036 *	153	142
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1
2.95%, due 07/25/2037 *	1,480	1,419
Countrywide Asset-Backed Certificates
Series 2007-7, Class 2A1
2.98%, due 10/25/2037 *	286	276
Credit-Based Asset Servicing And
Securitization LLC
Series 2007-CB1, Class AF1A
2.97%, due 01/25/2037 *	1,427	1,396
Credit-Based Asset Servicing And
Securitization LLC
Series 2007-SP1, Class A1-144A
2.99%, due 12/25/2037 *	941	901
First Franklin Mortgage Loan Asset
Backed Certificates
Series 2005-FF1, Class A2C
3.27%, due 12/25/2034 *	118	93
First Franklin Mortgage Loan Asset
Backed Certificates
Series 2007-FF1, Class A2A
2.94%, due 01/25/2038 *	1,306	1,244
Fremont Home Loan Trust
Series 2006-E, Class 2A1
2.96%, due 01/25/2037 *	1,057	989
GSAMP Trust
Series 2006-S2, Class A1A
2.97%, due 01/25/2036 *	49	47
HFC Home Equity Loan Asset Backed
Certificates
Series 2006-4, Class A1V
2.87%, due 03/20/2036 *	233	225
Home Equity Asset Trust
Series 2002-1, Class A4
3.50%, due 11/25/2032 *	1	1
HSI Asset Securitization Corp. Trust
Series 2006-OPT1, Class 2A1
2.98%, due 12/25/2035 *	12	12
HSI Asset Securitization Corp. Trust
Series 2007-OPT1, Class 2A1
2.95%, due 12/25/2036 *	1,405	1,275
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
2.95%, due 07/25/2036 *	407	392
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH2, Class AV2
2.95%, due 10/25/2036 *	2,133	2,023
Lehman XS Trust
Series 2006-10N, Class 1A1A
2.98%, due 07/25/2046 *	221	215
Lehman XS Trust
Series 2006-16N, Class A1A
2.98%, due 11/25/2046 *	671	636
Lehman XS Trust
Series 2006-17, Class WF11
3.02%, due 11/25/2036 *	462	446
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
2.96%, due 10/25/2036 *	648	628
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 2A1
2.99%, due 01/25/2046 *	2	2

The notes to the financial statements are an integral part of this report.

48

	Principal	Value
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
2.97%, due 08/25/2036 *	$436	$418
Morgan Stanley ABS Capital I
Series 2006-HE7, Class A2A
2.95%, due 09/25/2036 *	598	587
Morgan Stanley ABS Capital I
Series 2006-HE8, Class A2A
2.95%, due 10/25/2036 *	745	712
Morgan Stanley ABS Capital I
Series 2007-HE2, Class A2A
2.94%, due 01/25/2037 *	1,406	1,356
Morgan Stanley ABS Capital I
Series 2007-NC1, Class A2A
2.95%, due 11/25/2036 *	1,044	1,017
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
2.95%, due 12/25/2036 *	2,017	1,984
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
2.97%, due 01/25/2047 *	1,604	1,467
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
2.96%, due 03/25/2037 *	940	901
Nelnet Student Loan Trust
Series 2005-2, Class A2
2.61%, due 12/22/2014 *	94	94
Newcastle Mortgage Securities Trust
Series 2006-1, Class A1
2.97%, due 03/25/2036 *	17	17
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
2.95%, due 01/25/2037 *	930	901
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
3.16%, due 09/25/2035 *	77	72
Residential Asset Securities Corp.
Series 2006-EMX9, Class 1A1
2.97%, due 11/25/2036 *	671	644
Residential Asset Securities Corp.
Series 2006-KS5, Class A1
2.97%, due 07/25/2036 *	131	130
Residential Asset Securities Corp.
Series 2006-KS9, Class AI1
2.97%, due 11/25/2036 *	630	603
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
2.97%, due 02/25/2037 *	1,949	1,840
Saxon Asset Securities Trust
Series 2006-3, Class A1
2.96%, due 10/25/2046 *	436	424
SBI Heloc Trust
Series 2006-1A, Class 1A2A-144A
3.07%, due 08/25/2036 *	96	92
Securitized Asset Backed Receivables
LLC Trust
Series 2007-HE1, Class A2A
2.96%, due 12/25/2036 *	1,302	1,210
SLM Student Loan Trust
Series 2007-3, Class A1
2.91%, due 10/27/2014 *	984	977
Small Business Administration
Participation Certificates
Series 2003-20I, Class 1
5.13%, due 09/01/2023	65	65
Small Business Administration
Participation Certificates
Series 2004-20C, Class 1
4.34%, due 03/01/2024	424	411
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	173	168
Soundview Home Equity Loan Trust
Series 2006-3, Class A1
2.94%, due 11/25/2036 *	200	199
Structured Asset Securities Corp.
Series 2002-HF1, Class A
3.19%, due 01/25/2033 *	4	4
Structured Asset Securities Corp.
Series 2006-BC3, Class A2
2.95%, due 10/25/2036 *	680	660
Structured Asset Securities Corp.
Series 2006-BC6, Class A2
2.98%, due 01/25/2037 *	1,042	981
Tobacco Settlement Finance Authority of West Virginia
7.47%, due 06/01/2047	1,200	1,124
Wells Fargo Home Equity Trust
Series 2006-3, Class A1
2.95%, due 01/25/2037 *	708	688
Total Asset-Backed Securities (cost $51,859)		49,664

MUNICIPAL GOVERNMENT OBLIGATIONS (1.3%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047	600	529
Chicago Board of Education, IL -Class A
5.00%, due 12/01/2012	255	276
City of Chicago, IL Series 1287
9.01%, due 01/01/2014 *	2,430	2,126
City of Houston TX
5.00%, due 11/15/2036	400	408

The notes to the financial statements are an integral part of this report.

49

		Principal	Value
Municipal Government Obligation (continued)
Los Angeles Community College District
5.00%, due 08/01/2027	$1,600		$1,649
Los Angeles Unified School District
Series A
4.50%, due 01/01/2028		1,200	1,156
Tobacco Settlement Financing Corp.
Series 1
5.00%, due 06/01/2041		1,400	1,113
5.25%, due 06/01/2019		200	211
5.50%, due 06/01/2026		200	220
5.88%, due 05/15/2039		40	37

Total Municipal Government Obligations (cost $7,916)			7,725

CORPORATE DEBT SECURITIES (29.6%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009		200	199
United Airlines, Inc.
6.20%, due 09/01/2008		82	80
6.60%, due 09/01/2013		36	36
Automobiles (0.5%)
Daimler Finance North America LLC
3.22%, due 03/13/2009 *		300	298
3.40%, due 10/31/2008 *		2,000	1,994
General Motors Corp.
8.38%, due 07/05/2033		800	853
Capital Markets (4.9%)
Goldman Sachs Group, Inc.
6.25%, due 09/01/2017		4,500	4,598
6.75%, due 10/01/2037		3,300	3,234
Lehman Brothers Holdings, Inc.
2.65%, due 12/23/2008 *		1,600	1,566
3.00%, due 10/22/2008 *		200	199
5.63%, due 01/24/2013		4,100	4,040
6.75%, due 12/28/2017		1,700	1,697
6.88%, due 05/02/2018		500	511
Merrill Lynch & Co., Inc.
2.63%, due 12/22/2008 *		300	298
2.96%, due 10/23/2008 *		1,300	1,296
6.05%, due 08/15/2012		200	200
6.40%, due 08/28/2017		400	400
6.88%, due 04/25/2018		2,900	2,924
Morgan Stanley
3.18%, due 10/18/2016 *		2,800	2,460
5.95%, due 12/28/2017		5,600	5,547
Commercial Banks (10.7%)
American Express Bank
5.50%, due 04/16/2013		2,100	2,101
Bank of America Corp.
3.09%, due 02/27/2009 *		3,000	2,991
Bank of Ireland
2.59%, due 12/19/2008 *		1,600	1,598
Barclays Bank PLC
5.45%, due 09/12/2012		4,100	4,179
6.05%, due 12/04/2017 -144A		2,600	2,541
7.43%, due 12/15/2017-144A Ž		900	863
7.70%, due 04/25/2018-144A Ž		2,800	2,844
China Development Bank
5.00%, due 10/15/2015		100	98
Citigroup, Inc.
8.30%, due 12/21/2057		1,400	1,429
Deutsche Bank AG
6.00%, due 09/01/2017		3,600	3,767
Export-Import Bank of China -144A
5.25%, due 07/29/2014		250	252
Export-Import Bank of Korea -144A
2.92%, due 10/04/2011 *		2,500	2,502
Fortis
2.65%, due 09/30/2008 *		2,400	2,393
General Electric Capital Corp.
2.89%, due 01/20/2010 *		2,000	1,989
2.93%, due 03/12/2010 *		2,800	2,767
5.88%, due 01/14/2038		3,000	2,860
6.38%, due 11/15/2067		300	300
6.50%, due 09/15/2067 -144A		1,600	3,026
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž ▲		150	186
KBC Bank Funding Trust III -144A
9.86%, due 11/29/2049 Ž		15	16
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž		210	187
Rabobank Capital Funding Trust -144A
5.25%, due 10/21/2016 Ž		280	233
Rabobank Nederland NV
0.20%, due 06/20/2008	JPY	449,000	4,293
2.73%, due 01/15/2009 * -144A		1,100	1,099
Royal Bank of Scotland Group PLC
7.64%, due 09/29/2017 Ž		3,000	2,824
Santander SA -144A
2.84%, due 02/06/2009 *		1,100	1,096
3.07%, due 11/20/2009 *		1,500	1,484
Skandinaviska Enskilda Banken AB
3.05%, due 08/21/2008 *		2,200	2,199
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ▲		150	135
UBS AG
5.88%, due 12/20/2017		2,400	2,447
Unicredit Luxembourg Finance SA -144A
2.97%, due 10/24/2008 *		1,300	1,299
Unicredito Italiano
3.09%, due 05/29/2008 *		1,600	1,600

The notes to the financial statements are an integral part of this report.

50

		Principal	Value
Commercial Banks (continued)
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *	$700		$700
Wachovia Corp.
7.98%, due 03/15/2018 Ž		5,200	5,116
Communications Equipment (0.0%)
Nortel Networks, Ltd.
10.13%, due 07/15/2013		100	98
Computers & Peripherals (0.5%)
IBM Corp.
5.70%, due 09/14/2017		2,700	2,813
Construction Materials (0.2%)
C8 Capital SPV, Ltd. -144A
6.64%, due 06/30/2049 Ž		1,000	929
Consumer Finance (3.0%)
American Express Co.
6.15%, due 08/28/2017		1,400	1,415
American Honda Finance Corp. -144A
3.05%, due 03/09/2009 *		2,000	2,000
Capital One Financial Corp.
6.75%, due 09/15/2017		1,500	1,492
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		100	90
7.80%, due 06/01/2012		1,100	984
9.75%, due 09/15/2010		400	388
GMAC LLC
3.93%, due 05/15/2009 *		300	274
6.63%, due 05/15/2012		900	712
7.00%, due 02/01/2012		1,500	1,218
7.25%, due 03/02/2011		300	254
HSBC Finance Corp.
2.98%, due 03/12/2010 *		2,400	2,321
3.15%, due 12/05/2008 *		2,100	2,088
6.38%, due 10/15/2011		4,500	4,662
Diversified Financial Services (4.0%)
Bank of America Corp.
5.65%, due 05/01/2018		2,200	2,210
8.00%, due 01/30/2018 Ž		3,100	3,154
8.13%, due 05/15/2018 Ž		5,400	5,519
C10 Capital SPV, Ltd. , Reg S
6.72%, due 12/31/2016 Ž		1,300	1,181
Citigroup, Inc.
2.70%, due 12/26/2008 *		1,500	1,492
5.50%, due 04/11/2013		2,200	2,213
8.40%, due 04/30/2018 Ž		4,100	4,149
Petroleum Export, Ltd. -144A
5.27%, due 06/15/2011		126	127
Santander SA -144A
6.67%, due 10/24/2017 Ž		900	855
Williams Cos., Inc. Credit Linked
Certificate Trust -144A
6.75%, due 04/15/2009		2,600	2,652
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.13%, due 09/15/2009		575	576
5.50%, due 02/01/2018		2,000	2,000
6.30%, due 01/15/2038		800	799
Deutsche Telekom International Finance
8.13%, due 05/29/2012	EUR	124	210
KT Corp. -144A
4.88%, due 07/15/2015		200	189
Qwest Capital Funding, Inc.
6.38%, due 07/15/2008		1,000	999
Electric Utilities (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015		200	194
Florida Power Corp.
4.80%, due 03/01/2013		450	457
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008		250	254
PSEG Power LLC
6.95%, due 06/01/2012		210	223
Electronic Equipment & Instruments (0.2%)
Koch Forest Products, Inc.
7.47%, due 12/20/2012 ¥		995	953
Food & Staples Retailing (0.7%)
New Albertsons, Inc.
6.95%, due 08/01/2009		1,200	1,219
Wal-Mart Stores, Inc.
2.70%, due 06/16/2008 *		1,600	1,600
5.80%, due 02/15/2018		800	851
6.50%, due 08/15/2037		300	318
Food Products (0.4%)
Kellogg Co.
6.60%, due 04/01/2011		2,000	2,121
Kraft Foods, Inc.
6.88%, due 02/01/2038		300	311
Health Care Providers & Services (0.3%)
HCA, Inc.
9.25%, due 11/15/2016 ^		200	215
UnitedHealth Group, Inc.
6.00%, due 02/15/2018		1,400	1,383
6.88%, due 02/15/2038		300	293
Hotels, Restaurants & Leisure (0.1%)
Mandalay Resort Group
6.50%, due 07/31/2009		300	300
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
7.25%, due 02/01/2014		600	616
7.38%, due 02/01/2016		100	103
Insurance (0.6%)
American International Group, Inc. -144A
2.60%, due 06/23/2008 *		2,300	2,293
Metropolitan Life Global Funding I -144A
5.13%, due 04/10/2013		1,100	1,100

The notes to the financial statements are an integral part of this report.

51

		Principal	Value
Insurance (continued)
Principal Life Income Funding Trusts
5.30%, due 04/24/2013	$400		$405
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012		20	21
Office Electronics (0.2%)
Xerox Corp
9.75%, due 01/15/2009		1,100	1,134
Oil, Gas & Consumable Fuels (0.9%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014		100	102
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		200	199
Enterprise Products Operating, LP
4.95%, due 06/01/2010		100	100
GAZ Capital SA -144A
8.15%, due 04/11/2018		1,000	1,061
8.63%, due 04/28/2034		500	584
NGPL Pipeco LLC -144A
7.12%, due 12/15/2017		1,800	1,888
7.77%, due 12/15/2037		700	744
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009		29	30
Sonat, Inc.
7.63%, due 07/15/2011		370	388
Southern Natural Gas Co.
8.00%, due 03/01/2032		100	111
Williams Cos., Inc.
7.50%, due 01/15/2031		100	106
Real Estate Investment Trusts (0.4%)
Ventas Realty, LP
6.75%, due 06/01/2010		1,500	1,507
8.75%, due 05/01/2009		700	716
Thrifts & Mortgage Finance (0.6%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	5,740	1,127
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	11,508	2,256
Tobacco (0.2%)
Reynolds American, Inc.
7.63%, due 06/01/2016		200	212
7.75%, due 06/01/2018		1,000	1,064
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011		180	190

Total Corporate Debt Securities (cost $174,293)			174,656

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Diversified Financial Services (0.2%)
Bank of America Corp., 7.25%	800	$835
Total Convertible Preferred Stocks (cost $800)		835

PREFERRED STOCKS (0.5%)
Commercial Banks (0.2%)
Wachovia Corp.	900	1,052
Thrifts & Mortgage Finance (0.2%)
DG Funding Trust., -144A §	119	1,191
U.S. Government Agency Obligation (0.1%)
Fannie Mae	26,000	651

Total Preferred Stocks (cost $2,814)		2,894

	Contracts •	Value
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.2%)
2-Year U.S. Treasury Note	857	$13
Call Strike $110.00
Expires 05/23/2008
10-Year U.S. Treasury Note	114	2
Call Strike $138.00
Expires 05/23/2008
5-Year U.S. Treasury Note	500	4
Call Strike $122.50
Expires 05/23/2008
IRO 2-Year USD	14,300,000	120
Call Strike $3.50
Expires 02/02/2009 §
IRO 2-Year USD	30,600,000	171
Call Strike $3.15
Expires 02/02/2009 §
IRO 2-Year USD	5,100,000	37
Call Strike $3.45
Expires 08/03/2009 §
JPY Currency Future	2,400,000	83
Call Strike $103.80
Expires 03/17/2010 §
JPY Currency Future	2,600,000	88
Call Strike $104.00
Expires 03/17/2010 §
JPY Currency Future	1,900,000	52
Call Strike $105.40
Expires 03/31/2010 §
U.S. Treasury Bill Future	59	1
Call Strike $150.00
Expires 05/23/2008

The notes to the financial statements are an integral part of this report.

52

	Contracts •	Value
Covered Call Options (continued)
U.S. Treasury Note Future	233	$4
Call Strike $145.00
Expires 05/23/2008
IRO USD	67,600,000	512
Put Strike $3.50
Expires 08/03/2009 §
Put Options (0.1%)
90-Day Euro Dollar Future	409	3
Put Strike $92.50
Expires 06/16/2008
JPY Currency Future	2,400,000	170
Put Strike $103.80
Expires 03/17/2010 §
JPY Currency Future	2,600,000	185
Put Strike $104.00
Expires 03/17/2010 §
JPY Currency Future	1,900,000	150
Put Strike $105.40
Expires 03/31/2010 §
U.S. Treasury Note Future	671	10
Put Strike $101.00
Expires 05/23/2008
Total Purchased Options (cost $1,867)		1,605

	Notional Amount	Value
PURCHASED SWAPTIONS (0.2%)
Covered Call Options (0.2%)
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,000	173
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,900	59
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,900	329
OTC EURO vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §	2,000	346
OTC EURO vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §	2,000	62
IRO EURO Swaption
Call Strike $4.07
Expires 09/14/2009	42,600	291
IRO USD Swaption
Call Strike $3.60
Expires 07/02/2009	7,400	63
Put Options (0.0%)
Fannie Mae
Put Strike $93.00
Expires 05/06/2008 §	51,300	♦
Fannie Mae
Put Strike $86.00
Expires 07/07/2008 §	60,000	♦
Fannie Mae
Put Strike $92.00
Expires 05/06/2008 §	11,400	♦
Fannie Mae
Put Strike $86.00
Expires 05/06/2008 §	111,500	♦
OTC EURO vs USD Currency
Put Strike $1.36
Expires 05/21/2008 §	2,000	1
OTC EURO vs USD Currency
Put Strike $1.36
Expires 05/21/2008 §	1,000	♦
OTC EURO vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	1,000	31

Total Purchased Swaptions (cost $884)		1,355

Total Securities Lending Collateral (cost $228) €		228

Total Investment Securities (cost $850,995) #		$848,305

	Contracts •	Value
WRITTEN OPTIONS - 0.2%
10-Year U.S. Treasury Note	185	(49)
Put Strike $114.00
Expires 5/23/2008
Total Written Options (premiums: $151)		(49)

	Notional Amount	Value
WRITTEN SWAPTIONS - 0.1%
Put Swaptions - 0.0%
7-Year IRO USD	$10,200	(239)
Call Strike $4.60
Expires 2/2/2009
IRO USD	29,400	(696)
Call Strike $4.30
Expires 8/3/2009
5-Year IRO USD	2,200	(45)
Call Strike $4.15
Expires 8/3/2009
7-Year USD	4,800	(164)
Call Strike $4.60
Expires 2/2/2009
OTC EURO vs USD Currency	1,500	(13)
Put Strike $1.83
Expires 9/20/2008

The notes to the financial statements are an integral part of this report.

53

	Notional Amount	Value
WRITTEN SWAPTIONS (continued)
Covered Call Swaptions - 0.0%
OTC EURO vs USD Currency	$1,500	$(33)
Call Strike $1.50
Expires 9/20/2008
IRO EURO Swaption	13,700	(233)
Call $4.25
Expires 9/14/2009
IRO USD Swaption	3,200	(69)
Call $4.20
Expires 7/2/2009
Total Written Swaptions (premiums: $1,551)		$(1,492)

SWAP AGREEMENTS

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive from the Counterparty a fixed rate equal to 0.17% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: UBS AG	09/22/08	2,000	(6)

Receive from the Counterparty a fixed rate equal to 0.19% and the Fund will pay at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012. Counterparty: UBS AG	09/22/08	2,000	(11)

Receive a fixed rate equal to 0.71% and the Fund will pay to the Counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65% due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08	100	♦

Receive a fixed rate equal to 0.72% and the Fund will pay to the Counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65% due 06/11/2013. Counterparty: Deutsche Bank AG	12/22/08	100	♦

Receive a fixed rate equal to 0.40% and the Fund will pay to the Counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75% due 03/10/2014. Counterparty: Royal Bank of Scotland PLC	12/22/08	200	(1)

Receive a fixed rate equal to 0.72% and the Fund will pay to the Counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08	800	(4)

Receive a fixed rate equal to 0.29% and the Fund will pay to the Counterparty at the notional amount in the event of default of Pemex Project Funding Master Trust, 9.50%, due 9/15/2027. Counterparty: Barclays Bank PLC §	12/22/08	1,400	♦

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	01/16/09	4,600	155

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 4.50%. Counterparty: Merrill Lynch International §	01/23/09	3,000	250

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch Capital Services §	02/20/09	800	(25)

The notes to the financial statements are an integral part of this report.

54

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month GBP- LIBOR. Counterparty: Deutsche Bank AG §	03/20/09	GBP	4,100	$(147)

Receive a floating rate based on the ICAP CMM FRA Fixing Rate and pay a fixed rate equal to 5.50%. Counterparty: Merrill Lynch Capital Services	05/21/09	$1,000		(15)

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month GBP - LIBOR. Counterparty: Royal Bank of Scotland PLC §	06/19/09	GBP	6,100	77

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month AUD-Bank Bill Rate. Counterparty: Citibank NA.	09/15/09	AUD	9,500	(38)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month AUD- Bank Bill Rate. Counterparty: Lehman Brothers Securities, Inc.	09/15/09	AUD	12,600	(48)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/21/09	EUR	1,200	6

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the BRL -CDI. Counterparty: Merrill Lynch International	01/04/10	BRL	6,800	(40)

Receive a fixed rate equal to 12.67% and the Fund will pay to the Counterparty in the event of default on any securities in the BRL - CDI Index, the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International	01/04/10	BRL	20,000	(133)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Lehman Securities, Inc. §	03/19/10	EUR	30,500	(95)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD - Bank Bill Rate. Counterparty: Morgan Stanley Capital Services, Inc.	06/15/10	AUD	12,900	(161)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD - Bank Bill Rate. Counterparty: Deutsche Bank AG	06/15/10	AUD	27,300	(379)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Citibank NA. §	06/18/10	$9,900		(69)

The notes to the financial statements are an integral part of this report.

55

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/18/10	$31,300		$(202)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	06/18/10	56,100		(61)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP –LIBOR Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	1,300	16

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP – LIBOR Counterparty: Barclays Bank PLC	09/15/10	GBP	11,200	130

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	10/15/10	EUR	1,000	(2)

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	10/15/10	EUR	2,000	(9)

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG §	10/15/10	EUR	2,100	♦

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD - Bank Bill Rate. Counterparty: UBS AG	03/15/11	AUD	17,200	(64)

Receive from the Counterparty at the notional amount in the event of default of Kellogg Co, 5.75%, due 2/2/2001 and the Fund will pay a fixed rate equal to 0.11%. Counterparty: Lehman Brothers Special Financing, Inc. §	06/20/11	$2,000		17

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/11	EUR	34,100	(412)

Receive from the Counterparty at the notional amount in the event of default of HSBC Finance Corp BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC §	12/20/11	4,900		95

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the BRL - CDI. Counterparty: UBS AG	01/02/12	BRL	4,200	(63)

The notes to the financial statements are an integral part of this report.

56

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL -CDI. Counterparty: Merrill Lynch International	01/02/12	BRL	6,900	$(60)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL -CDI. Counterparty: UBS AG	01/02/12	BRL	8,900	(63)

Receive a fixed rate equal to 10.68% and the Fund will pay a floating rate based on the BRL -CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	20,800	(582)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the BRL -CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/02/12	BRL	23,400	(650)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the BRL -CDI. Counterparty: Goldman Sachs Capital Markets, LP	01/02/12	BRL	29,500	(1,399)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Lehman Brothers Special Financing, Inc.	03/15/12	$400		(7)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	03/15/12	EUR	1,300	(38)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	03/15/12	EUR	1,400	(44)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/28/12	EUR	400	(13)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	03/30/12	EUR	400	(13)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/30/12	EUR	400	(14)

The notes to the financial statements are an integral part of this report.

57

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	EUR	300	$(10)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	04/10/12	EUR	600	(22)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	04/10/12	EUR	600	(21)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	EUR	500	(18)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities, Inc. §	06/20/12	$1,386		44

Receive from the Counterparty at the notional amount in the event of default of Noble Corp. BP, due 6/20/2012 and the Fund will pay a fixed rate equal to 0.52%. Counterparty: Credit Suisse International	06/20/12	1,500		(4)

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	06/20/12	3,279		(74)

Receive from the Counterparty a fixed rate equal to 0.72% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas	09/20/12	100		♦

Receive from the Counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Merrill Lynch & Co., 5.00%, due 1/15/2015. Counterparty: Royal Bank of Scotland PLC	09/20/12	600		(13)

Receive from the Counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA §	09/20/12	600		♦

The notes to the financial statements are an integral part of this report.

58

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)
Receive from the Counterparty at the notional amount in the event of default of Kohls, Inc., 6.30%, due 3/1/2011. and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Lehman Brothers Special Financing, Inc. §	12/20/12		$2,500	$104

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 6.37%. Counterparty: Merrill Lynch International §	12/20/12		3,000	256

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9, 5 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Credit Suisse International	12/20/12		3,100	(95)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.EM.8 Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.75%. Counterparty: Barclays Bank PLC §	12/20/12		4,300	(61)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 Year Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.14%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/12		4,500	271

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 6-month GBP- LIBOR. Counterparty: Lehman Securities, Inc. §	03/20/13	GBP	2,500	40

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Merrill Lynch International §	06/18/13		3,300	66

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets §	06/18/13		5,500	(30)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month United States - LIBOR. Counterparty: Citibank NA §	06/18/13		54,800	(728)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	06/18/13		57,300	(582)

The notes to the financial statements are an integral part of this report.

59

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC §	06/18/13	$62,200		$830

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/18/13	104,000		(854)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.EM.9 Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.65%. Counterparty: Barclays Bank PLC	06/20/13	4,400		9

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR. Counterparty: Goldman Sachs Capital Markets	09/17/13	GBP	2,000	(64)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR. Counterparty: Credit Suisse	09/17/13	GBP	5,400	(165)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG §	06/18/15	6,000		115

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC §	06/18/15	$12,000		30

Receive a floating rate based on a 6-month JPY - LIBOR and pay a fixed rate equal to 1.50%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/22/15	120,000		2

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/15/15	500		(14)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP - LIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/15/15	GBP	500	(15)

Receive a fixed rate equal to 0.46% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index the remaining proportional interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	12/21/15	3,200		(258)

Receive a fixed rate equal to 0.32% and the Fund will pay to the Counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.82% due 10/18/2016. Counterparty: Royal Bank of Scotland PLC	12/20/16	2,800		139

The notes to the financial statements are an integral part of this report.

60

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)

Receive from the Counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG §	06/20/17		$700	$18

Receive from the Counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA §	06/20/17		1,400	7

Receive from the Counterparty at the notional amount in the event of default of Limited Brands BP, due 6/20/2017 and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs Capital Markets, LP §	06/20/17		4,000	461

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG §	09/20/17	GBP	4,200	(174)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States - LIBOR. Counterparty: BNP Paribas §	06/18/18		2,300	24

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States - LIBOR. Counterparty: Morgan Stanley Capital Services §	06/18/18		2,800	26

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	06/18/23		$900	(17)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/23		7,500	(139)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Citibank N.A.	06/18/23		12,400	84

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc.	06/18/23		20,500	(825)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/23		12,400	(178)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/23		46,000	(2,137)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	06/19/28		2,100	(95)

The notes to the financial statements are an integral part of this report.

61

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/19/28	$3,800		$(178)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/28	14,900		(710)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities, Inc.	06/19/34	200		(7)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Merrill Lynch International	06/19/34	EUR	3,800	(58)

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	800	46

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/35	GBP	3,000	(11)

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.50%. Counterparty: Deutsche Bank AG	12/17/35	GBP	4,200	(164)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/17/35	$5,900		(43)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR Counterparty: UBS AG §	07/13/37	EUR	100	4

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/38		5,000	142

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc.	06/18/38		18,800	(827)

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Markets	09/17/38	EUR	5,500	187

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 4.75%. Counterparty: Goldman Sachs Capital Markets §	09/19/38	EUR	7,200	431

Receive a fixed rate equal to 0.11% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Asset Backed Securities Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	05/25/46	2,000		276

The notes to the financial statements are an integral part of this report.

62

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 0.08% and the Fund will pay a floating rate based on the Commercial Mortgage Backed Securities Index Counterparty: Morgan Stanley Capital Services	12/13/49	$1,700	$143

Total Swap Agreements (Premium Paid $5,015)			$(8,958)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)
10-Year Japanese Government Bond	1	06/20/2008	$1,303	$(22)
10-Year U.S. Treasury Note	(134)	06/20/2008	(15,519)	9
2-Year U.S. Treasury Note	(1,353)	06/30/2008	(287,767)	2,290
3-Month LIBOR	213	06/18/2008	♦	(3)
5-Year U.S. Treasury Note	(691)	07/03/2008	(77,381)	1,111
90 Day Euro Dollar	23	03/15/2010	5,538	7
90 Day Euro Dollar	23	06/15/2009	5,568	10
90 Day Euro Dollar	56	06/16/2008	13,626	27
90 Day Euro Dollar	23	09/14/2009	5,558	9
90 Day Euro Dollar	105	09/15/2008	25,544	70
90 Day Euro Dollar	23	12/14/2009	5,546	8
90 Day Euro Dollar	81	12/15/2008	19,663	55
90 Day Sterling	88	03/19/2009	20,673	83
90 Day Sterling	15	06/17/2009	3,525	21
90 Day Sterling	181	06/18/2008	42,327	6
90 Day Sterling	117	09/16/2009	27,485	126
90 Day Sterling	110	09/18/2008	25,780	(13)
90 Day Sterling	150	12/17/2008	35,193	41
Euro-BUND	8	06/10/2008	1,421	(27)
Euro-SCHATZ	(299)	06/10/2008	(48,339)	613
EUX Euro-BUND	8	05/23/2008	♦	♦
Long Gilt	(36)	06/30/2008	(7,721)	69
U.S. Treasury Long Bond	481	06/30/2008	56,224	(745)
			$(141,753)	$3,745

The notes to the financial statements are an integral part of this report.

63

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)
Australian Dollar	$2,686	05/15/2008	$2,525	$2
Australian Dollar	(1,709)	05/29/2008	(1,599)	(6)
Brazilian Real	6,049	07/02/2008	3,338	187
Brazilian Real	(16,356)	07/02/2008	(9,096)	(435)
Brazilian Real	37,943	12/02/2008	20,301	973
Brazilian Real	(10,297)	12/02/2008	(5,690)	(83)
Chinese Yuan Renminbi	66,921	07/02/2008	9,226	436
Chinese Yuan Renminbi	(66,921)	07/02/2008	(9,441)	(221)
Chinese Yuan Renminbi	23,198	10/10/2008	3,348	67
Chinese Yuan Renminbi	(23,198)	10/10/2008	(3,379)	(36)
Danish Krone	(16,910)	06/09/2008	(3,438)	(86)
Euro Dollar	1,343	05/15/2008	2,110	(20)
Euro Dollar	(6,891)	05/29/2008	(10,782)	63
Japanese Yen	304,615	05/12/2008	2,927	(10)
Japanese Yen	(1,046,308)	05/12/2008	(10,543)	525
Malaysian Ringgit	4,840	05/12/2008	1,466	66
Malaysian Ringgit	(4,840)	05/12/2008	(1,540)	8
Malaysian Ringgit	1,408	08/04/2008	415	30
Malaysian Ringgit	4,815	11/12/2008	1,543	(23)
Mexican Peso	50,857	07/10/2008	4,586	214
New Zealand Dollar	181	05/15/2008	143	(2)
Poland Zloty	5,615	07/10/2008	2,098	419
Republic of Korea Won	(254,940)	05/30/2008	(254)	♦
Republic of Korea Won	4,001,723	08/04/2008	4,258	(270)
Russian Ruble	83,505	07/10/2008	3,307	208
Russian Ruble	(27,086)	07/10/2008	(1,088)	(52)
Russian Ruble	78,747	11/19/2008	3,176	109
Singapore Dollar	1,886	05/22/2008	1,287	103
Singapore Dollar	1,552	11/21/2008	1,105	47
Great British Pound Sterling	(9,701)	05/19/2008	(19,133)	(58)
			$(8,824)	$2,155

SECURITIES SOLD SHORT:

Principal	Securities Sold Short	Value
$(5,500)	Fannie Mae, TBA
	6.50%, 05/13/2008	$5,691
Total Securities sold Short (Proceeds $5,699)		$5,691

The notes to the financial statements are an integral part of this report.

64

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $222.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡

At April 30, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2008 is $3,943.

▲	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2008.
▼

Cash collateral for the Repurchase Agreements, valued at $43, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

§	Illiquid. These securities aggregated $6,403 or 1.08% of the Fund’s net assets.
•	Contract Amounts are not in thousands.
♦	Value is less than $1.
¥	Loan Participation.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q	IO - Interest Only.
#

Aggregate cost for federal income tax purposes is $850,995. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,892 and $12,582, respectively. Net unrealized depreciation for tax purposes is $2,690.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $43,030 or 7.29% of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CDI	Credit Default Swap Index
CMM	Constant Maturity Mortgage
DKK	Danish Krone
EUR	Euro Dollar
EURIBOR	Eurozone Interbank Offering Rate Denominated Euros
FRA	Forward Rate Agreement
FRC	French
GBP	Great British Pound Sterling
JPY	Japanese Yen
LIBOR	London Interbank Offering Rate
TBA

To Be Announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The notes to the financial statements are an integral part of this report.

65

STATEMENTS OF ASSETS & LIABILITIES

At April 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica American Century Large Company Value	Transamerica Clarion Global Real Estate Securities	Transamerica Evergreen Health Care	Transamerica Jennison Growth	Transamerica Legg Mason Partners Investors Value
Assets:
Investment securities, at cost	$653,322	$372,032	$323,867	$201,513	$61,478
Foreign currency cost	—	5	—	—	—
Securities loaned, at value	21,661	46,408	60,267	26,461	2,790
Investment securities, at value	$631,893	$408,770	$332,698	$229,100	$70,301
Cash	28,958	8,078	23,883	6,523	3,671
Foreign currency	—	—	22	—	25
Receivables:
Investment securities sold	1,665	3,033	—	4,469	—
Shares of beneficial interest sold	77	242	—	664	—
Interest	27	11	24	10	3
Income from loaned securities	26	22	148	7	1
Dividends	852	1,046	150	72	79
Dividend reclaims	—	1	189	—	16
Other	7	4	9	7	12
	$663,505	$421,207	$357,123	$240,852	$74,108
Liabilities:
Investment securities purchased	1,479	3,140	—	3,591	221
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	41	5	410	43	38
Management and advisory fees	410	234	203	131	46
Transfer agent fees	8	4	2	11	8
Administration fees	10	6	5	3	1
Payable for collateral for securities on loan	22,600	47,623	62,652	27,398	2,869
Variation margin	86	—	—	—	—
Other	54	53	53	35	33
	24,688	51,065	63,325	31,212	3,216
Net Assets	$638,817	$370,142	$293,798	$209,640	$70,892

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$653,869	$357,075	$275,371	$186,199	$61,896
Undistributed (accumulated) net investment income (loss)	4,866	(12,194)	413	71	484
Undistributed (accumulated) net realized gain (loss) from investments:	537	(11,467)	9,167	(4,217)	(309)
Net unrealized appreciation (depreciation) on:
Investment securities	(21,429)	36,737	8,831	27,587	8,821
Futures contracts	974	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(9)	16	—	—
Net Assets	$638,817	$370,142	$293,798	$209,640	$70,892
Net Assets by Class:
Class A	$5,564	$4,804	$2,585	$8,028	$7,848
Class B	6,860	2,283	2,223	10,203	5,457
Class C	2,916	1,887	1,310	4,112	1,628
Class I	623,477	361,168	287,680	187,297	55,959
Shares Outstanding:
Class A	503	312	230	690	913
Class B	643	149	206	938	702
Class C	274	124	122	377	211
Class I	56,510	23,496	25,096	15,945	6,519
Net Asset Value Per Share:
Class A	$11.05	$15.41	$11.27	$11.63	$8.60
Class B	10.68	15.35	10.81	10.88	7.78
Class C	10.65	15.20	10.76	10.91	7.71
Class I	11.03	15.37	11.46	11.75	8.58

Maximum Offering Price Per Share (a)
Class A	$11.69	$16.31	$11.93	$12.31	$9.10

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

66

	Transamerica Marsico Growth	Transamerica MFS International Equity	Transamerica PIMCO Real Return TIPS	Transamerica PIMCO Total Return
Assets:
Investment securities, at cost	$358,937	$20,718	$1,265,468	$850,995
Foreign currency cost	—	1	22	1
Securities loaned, at value	37,268	306	—	222
Premium on swaps received	—	—	4,066	—
Investment securities, at value	$424,073	$23,215	$1,260,052	$848,305
Cash	55,607	167	2,997	3,006
Cash on deposit with broker	—	—	2,980	5,513
Foreign currency	—	29	3,850	2,122
Receivables:
Investment securities sold	804	94	328,798	219,638
Shares of beneficial interest sold	804	—	132	328
Interest	56	—	7,156	4,724
Income from loaned securities	70	—	—	3
Dividends	496	73	—	15
Dividend reclaims	36	75	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	4,854	3,457
Other	4	8	13	6
	$481,950	$23,661	$1,610,832	$1,087,117
Liabilities:
Premium on written option & swaption	$—	$—	$2,483	$1,702
Premium on swaps paid	$—	$—	$—	$5,015
Investment securities purchased	10,724	125	546,219	483,267
Payable for collateral for securities on loan	38,274	314	—	228
Payable for premium on swaps unsettled	—	—	279	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	42	41	303	94
Management and advisory fees	273	18	418	317
Transfer agent fees	7	12	1	5
Administration fees	7	—	13	9
Unrealized depreciation on forward foreign currency contracts	—	—	1,384	1,302
Written swaptions and options	—	—	2,414	1,541
Swap agreements at value	—	—	4,770	3,943
Payable for when-issued securities	—	—	295,442	5,691
Variation margin	—	—	303	279
Other	40	38	135	74
	49,367	548	851,681	496,750
Net Assets	$432,583	$23,113	$759,151	$590,367

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$386,004	$22,292	$729,296	$569,373
Undistributed (accumulated) net investment income (loss)	533	(508)	7,301	1,875
Undistributed (accumulated) net realized gain (loss) from investments:	(19,090)	(1,178)	22,097	24,189
Net unrealized appreciation (depreciation) on:
Investment securities	65,136	2,497	(5,416)	(2,691)
Futures contracts	—	—	2,199	3,745
Written option and swaption contracts	—	—	69	161
Swap agreements	—	—	(704)	(8,958)
Translation of assets and liabilities denominated in foreign currencies	—	10	4,309	2,673
Net Assets	$432,583	$23,113	$759,151	$590,367
Net Assets by Class:
Class A	$7,783	$8,996	$2,810	$4,810
Class B	7,815	10,449	2,497	6,632
Class C	3,913	3,668	1,993	3,622
Class I	413,072	—	751,851	575,303
Shares Outstanding:
Class A	617	2,070	262	452
Class B	652	2,818	236	622
Class C	327	1,017	189	341
Class I	32,587	—	70,142	54,083
Net Asset Value Per Share:
Class A	$12.62	$4.35	$10.70	$10.65
Class B	12.00	3.71	10.59	10.65
Class C	11.99	3.61	10.55	10.62
Class I	12.68	—	10.71	10.64

Maximum Offering Price Per Share (a)
Class A	$13.35	$4.60	$11.23	$11.18

The notes to the financial statements are an integral part of this report.

67

STATEMENTS OF OPERATIONS

For the period ended April 30, 2008

(all amounts in thousands)

(unaudited)

	Transamerica American Century Large Company Value	Transamerica Clarion Global Real Estate Securities	Transamerica Evergreen Health Care	Transamerica Jennison Growth	Transamerica Legg Mason Partners Investors Value
Investment Income:
Dividends	$8,697	$6,592	$1,526	$833	$860
Less withholding taxes on foreign dividends	(39)	(354)	(91)	(34)	—
Interest	271	88	196	77	29
Income from loaned securities-net	67	74	258	29	6
	8,996	6,400	1,889	905	895
Expenses:
Management and advisory fees	2,579	1,335	1,369	727	298
Transfer agent fees:
Class A	12	8	5	19	16
Class B	17	6	5	23	15
Class C	5	2	2	7	4
Class I	— (a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	19	10	9	8	4
Custody fees	36	100	38	14	6
Administration fees	64	34	32	18	7
Legal fees	6	3	3	2	1
Audit fees	11	10	11	11	11
Trustees fees	4	2	2	1	—
Registration fees	3	—	—	—	—
Other	3	2	1	—	(1)
Total expenses	2,759	1,512	1,477	830	361
Net Investment Income	6,237	4,888	412	75	534

Net Realized Gain (Loss) from:
Investment securities	4,657	(10,308)	9,675	(3,921)	190
Futures contracts	(2,588)	—	—	—	—
Written option & swaption contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Foreign currency transactions	—	(225)	(4)	—	—
	2,069	(10,533)	9,671	(3,921)	190
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(88,782)	(34,647)	(53,303)	(13,638)	(9,368)
Futures contracts	453	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(16)	7	—	—
	(88,329)	(34,663)	(53,296)	(13,638)	(9,368)
Net Realized and Unrealized Loss:(b)	(86,260)	(45,196)	(43,625)	(17,559)	(9,178)
Net (Decrease) In Net Assets Resulting from Operations	$(80,023)	$(40,308)	$(43,213)	$(17,484)	$(8,644)

The notes to the financial statements are an integral part of this report.

68

	Transamerica Marsico Growth	Transamerica MFS International Equity	Transamerica PIMCO Real Return TIPS	Transamerica PIMCO Total Return
Investment Income:
Dividends	$2,636	$341	$—	$74
Less withholding taxes on foreign dividends	(17)	(39)	—	—
Interest	299	1	18,513	15,057
Income from loaned securities-net	212	—	—	11
	3,130	303	18,513	15,142
Expenses:
Management and advisory fees	1,603	114	2,483	1,890
Transfer agent fees:
Class A	13	22	2	7
Class B	16	28	3	11
Class C	6	7	1	4
Class I	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	13	5	21	17
Custody fees	31	42	116	131
Administration fees	40	2	75	57
Legal fees	4	—	7	5
Audit fees	10	11	11	11
Trustees fees	2	—	4	4
Registration fees	2	—	1	2
Other	2	—	2	2
Total expenses	1,742	231	2,726	2,141
Net Investment Income	1,388	72	15,787	13,001

Net Realized Gain (Loss) from:
Investment securities	(18,129)	654	55,815	21,458
Futures contracts	—	—	(9,023)	(8,230)
Written option & swaption contracts	—	—	(122)	(4,406)
Swap agreements	—	—	1,869	16,343
Foreign currency transactions	(6)	(23)	(1,586)	519
	(18,135)	631	46,953	25,684
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(33,180)	(2,471)	(19,036)	(5,859)
Futures contracts	—	—	3,335	1,987
Written option and swaption contracts	—	—	11	726
Swap agreements	—	—	(966)	(12,399)
Translation of assets and liabilities denominated in foreign currencies	—	1	2,273	57
	(33,180)	(2,470)	(14,383)	(15,488)
Net Realized and Unrealized Gain (Loss):(b)	(51,315)	(1,839)	32,570	10,196
Net Increase (Decrease) In Net Assets Resulting from Operations	$(49,927)	$(1,767)	$48,357	$23,197

(a)         Rounds to less than $1.

(b)         Net realized and unrealized gain (loss) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions.

The notes to the financial statements are an integral part of this report.

69

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended:

(all amounts in thousands)

	Transamerica American Century Large Company Value		Transamerica Clarion Global Real Estate Securities		Transamerica Evergreen Health Care		Transamerica Jennison Growth
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$6,237	$10,419	$4,888	$4,435	$412	$889	$75	$227
Net realized gain (loss)(a)	2,069	10,668	(10,533)	45,469	9,671	31,245	(3,921)	2
Change in unrealized appreciation (depreciation)(b)	(88,329)	28,939	(34,663)	(126)	(53,296)	23,578	(13,638)	27,959
Net increase (decrease) in net assets resulting from operations	(80,023)	50,026	(40,308)	49,778	(43,213)	55,712	(17,484)	28,188
Distributions to Shareholders:
From net investment income:
Class A	(73)	(72)	(253)	(264)	—	—	—	—
Class B	(107)	(99)	(159)	(225)	—	—	—	—
Class C	(53)	(45)	(106)	(110)	—	—	—	—
Class I	(10,236)	(4,642)	(16,445)	(13,154)	(589)	(125)	(228)	—
	(10,469)	(4,858)	(16,963)	(13,753)	(589)	(125)	(228)	—
From net realized gains:
Class A	(104)	(425)	(585)	(628)	(251)	(451)	—	(415)
Class B	(156)	(684)	(368)	(544)	(245)	(560)	—	(711)
Class C	(68)	(279)	(242)	(257)	(124)	(237)	—	(246)
Class I	(11,072)	(18,093)	(37,332)	(29,229)	(28,007)	(67,027)	—	(4,207)
	(11,400)	(19,481)	(38,527)	(30,658)	(28,627)	(68,275)	—	(5,579)
Capital Share Transactions:
Proceeds from shares sold:
Class A	26	23	5	29	5	6	20	23
Class B	7	10	2	4	3	2	6	10
Class C	14	37	4	3	12	21	—	3
Class I	15,398	335,997	34,199	50,905	—	—	42,123	41,824
	15,445	336,067	34,210	50,941	20	29	42,149	41,860
Issued from fund acquisition:
Dividends and distributions reinvested:
Class A	175	490	790	852	246	438	—	401
Class B	242	739	456	691	228	536	—	651
Class C	95	248	310	331	120	215	—	221
Class I	21,307	22,734	53,776	42,383	28,596	67,152	228	4,207
	21,819	24,211	55,332	44,257	29,190	68,341	228	5,480
Cost of shares redeemed:
Class A	(815)	(2,863)	(961)	(2,241)	(317)	(997)	(861)	(3,663)
Class B	(1,541)	(3,969)	(691)	(2,797)	(404)	(1,662)	(1,456)	(6,039)
Class C	(1,051)	(1,257)	(256)	(847)	(45)	(421)	(323)	(2,052)
Class I	(9,588)	(4,990)	(1,957)	(62,522)	(33,513)	(205,593)	(947)	(550)
	(12,995)	(13,079)	(3,865)	(68,407)	(34,279)	(208,673)	(3,587)	(12,304)
Automatic conversions:
Class A	495	264	473	198	93	187	700	211
Class B	(495)	(264)	(473)	(198)	(93)	(187)	(700)	(211)
	—	—	—	—	—	—	—	—
	24,269	347,199	85,677	26,791	(5,069)	(140,303)	38,790	35,036
Net increase (decrease) in net assets	(77,623)	372,886	(10,121)	32,158	(77,498)	(152,991)	21,078	57,645

Net Assets:
Beginning of year	$716,440	$343,554	$380,263	$348,105	$371,296	$524,287	$188,562	$130,917
End of period/year	$638,817	$716,440	$370,142	$380,263	$293,798	$371,296	$209,640	$188,562
Undistributed (Accumulated) Net Investment Income (Loss)	$4,866	$9,098	$(12,194)	$(119)	$413	$590	$71	$224

The notes to the financial statements are an integral part of this report.

70

	Transamerica American Century Large Company Value		Transamerica Clarion Global Real Estate Securities		Transamerica Evergreen Health Care		Transamerica Jennison Growth
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	2	2	—	1	—	—	2	2
Class B	1	1	—	—	—	—	—	1
Class C	1	3	—	—	1	2	—	—
Class I	1,324	27,331	2,256	2,565	—	—	3,682	3,554
	1,328	27,337	2,256	2,566	1	2	3,684	3,557
Shares issued-reinvested from distributions:
Class A	15	40	50	45	20	35	—	36
Class B	21	63	29	37	19	44	—	62
Class C	8	21	20	18	10	18	—	22
Class I	1,806	1,888	3,408	2,256	2,236	5,283	18	375
	1,850	2,012	3,507	2,356	2,285	5,380	18	495
Shares redeemed:
Class A	(74)	(227)	(64)	(116)	(27)	(76)	(74)	(318)
Class B	(142)	(328)	(45)	(143)	(36)	(131)	(135)	(560)
Class C	(97)	(104)	(17)	(44)	(4)	(34)	(30)	(190)
Class I	(871)	(395)	(126)	(3,242)	(2,819)	(15,782)	(81)	(46)
	(1,184)	(1,054)	(252)	(3,545)	(2,886)	(16,023)	(320)	(1,114)
Automatic conversions:
Class A	44	21	31	10	8	14	61	18
Class B	(46)	(21)	(31)	(10)	(8)	(15)	(65)	(19)
	(2)	—	—	—	—	(1)	(4)	(1)
Net increase (decrease) in shares outstanding:
Class A	(13)	(164)	17	(60)	1	(27)	(11)	(262)
Class B	(166)	(285)	(47)	(116)	(25)	(102)	(200)	(516)
Class C	(88)	(80)	3	(26)	7	(14)	(30)	(168)
Class I	2,259	28,824	5,538	1,579	(583)	(10,499)	3,619	3,883
	1,992	28,295	5,511	1,377	(600)	(10,642)	3,378	2,937

The notes to the financial statements are an integral part of this report.

71

	Transamerica Legg Mason Partners Investors Value		Transamerica Marsico Growth		Transamerica MFS International Equity		Transamerica PIMCO Real Return TIPS
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$534	$895	$1,388	$785	$72	$357	$15,787	$24,685
Net realized gain (loss)(a)	190	3,851	(18,135)	2,570	631	3,260	46,953	(8,842)
Change in unrealized appreciation (depreciation)(b)	(9,368)	5,342	(33,180)	76,247	(2,470)	2,234	(14,383)	21,393
Net increase (decrease) in net assets resulting from operations	(8,644)	10,088	(49,927)	79,602	(1,767)	5,851	48,357	37,236
Distributions to Shareholders:
From net investment income:
Class A	(52)	(73)	—	—	(143)	(248)	(54)	(117)
Class B	(52)	(70)	(1)	—	(232)	(348)	(48)	(124)
Class C	(15)	(19)	(14)	—	(98)	(133)	(39)	(86)
Class I	(599)	(730)	(1,238)	(144)	—	—	(13,477)	(24,683)
	(718)	(892)	(1,253)	(144)	(473)	(729)	(13,618)	(25,010)
From net realized gains:
Class A	(401)	(1,984)	—	—	(553)	(5,481)	—	—
Class B	(409)	(2,405)	—	—	(857)	(8,185)	—	—
Class C	(115)	(608)	—	—	(334)	(3,159)	—	—
Class I	(2,888)	(12,249)	—	—	—	—	—	—
	(3,813)	(17,246)	—	—	(1,744)	(16,825)	—	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	49	28	5	17	40	23	6	20
Class B	1	4	—	24	13	80	1	3
Class C	2	6	—	—	6	132	6	13
Class I	—	—	65,075	226,184	—	—	34,738	93,236
	52	38	65,080	226,225	59	235	34,751	93,272
Issued from fund acquisition:
Dividends and distributions reinvested:
Class A	445	2,014	—	—	684	5,688	44	89
Class B	442	2,396	—	—	1,061	8,274	39	97
Class C	124	591	13	—	366	3,095	29	65
Class I	3,488	12,978	1,238	144	—	—	13,476	24,683
	4,499	17,979	1,251	144	2,111	17,057	13,588	24,934
Cost of shares redeemed:
Class A	(1,695)	(3,689)	(553)	(3,548)	(1,171)	(3,740)	(571)	(1,253)
Class B	(1,526)	(3,867)	(1,516)	(4,384)	(1,978)	(4,523)	(141)	(2,626)
Class C	(594)	(831)	(3,857)	(1,791)	(1,291)	(1,743)	(184)	(1,139)
Class I	(2,213)	(8,371)	(1,830)	(2,025)	—	—	(21,679)	(42,707)
	(6,028)	(16,758)	(7,756)	(11,748)	(4,440)	(10,006)	(22,575)	(47,725)
Automatic conversions:
Class A	1,226	899	897	470	556	317	142	36
Class B	(1,226)	(899)	(897)	(470)	(556)	(317)	(142)	(36)
	—	—	—	—	—	—	—	—
	(1,477)	1,259	58,575	214,621	(2,270)	7,286	25,764	70,481
Net increase (decrease) in net assets	(14,652)	(6,791)	7,395	294,079	(6,254)	(4,417)	60,503	82,707

Net Assets:
Beginning of year	$85,544	$92,335	$425,188	$131,109	$29,367	$33,784	$698,648	$615,941
End of period/year	$70,892	$85,544	$432,583	$425,188	$23,113	$29,367	$759,151	$698,648
Undistributed (Accumulated) Net Investment Income (Loss)	$484	$668	$533	$398	$(508)	$(107)	$7,301	$132

The notes to the financial statements are an integral part of this report.

72

	Transamerica Legg Mason Partners Investors Value		Transamerica Marsico Growth		Transamerica MFS International Equity		Transamerica PIMCO Real Return TIPS
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	6	2	—	1	9	4	1	2
Class B	—	—	—	2	3	21	—	—
Class C	—	—	—	—	2	35	1	1
Class I	—	—	5,095	18,626	—	—	3,274	9,357
	6	2	5,095	18,629	14	60	3,276	9,360
Shares issued-reinvested from distributions:
Class A	48	216	—	—	151	1,317	4	9
Class B	53	282	—	—	274	2,218	4	10
Class C	15	70	1	—	97	850	3	7
Class I	377	1,394	89	13	—	1,189	1,304	2,497
	493	1,962	90	13	522	5,574	1,315	2,523
Shares redeemed:
Class A	(194)	(374)	(44)	(298)	(279)	(768)	(54)	(125)
Class B	(187)	(424)	(126)	(383)	(541)	(1,072)	(13)	(266)
Class C	(74)	(95)	(295)	(156)	(358)	(431)	(18)	(116)
Class I	(260)	(891)	(138)	(160)	—	(6,562)	(2,014)	(4,307)
	(715)	(1,784)	(603)	(997)	(1,178)	(8,833)	(2,099)	(4,814)
Automatic conversions:
Class A	139	91	71	37	131	67	13	3
Class B	(154)	(100)	(74)	(39)	(153)	(78)	(13)	(3)
	(15)	(9)	(3)	(2)	(22)	(11)	—	—
Net increase (decrease) in shares outstanding:
Class A	(1)	(65)	27	(260)	12	620	(36)	(111)
Class B	(288)	(242)	(200)	(420)	(417)	1,089	(23)	(259)
Class C	(59)	(25)	(294)	(156)	(259)	454	(14)	(108)
Class I	117	503	5,046	18,479	—	—	2,564	7,547
	(231)	171	4,579	17,643	(664)	2,163	2,491	7,069

The notes to the financial statements are an integral part of this report.

73

	Transamerica PIMCO Total Return
	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$13,001	$20,926
Net realized gain(a)	25,684	1,144
Change in unrealized appreciation (depreciation)(b)	(15,488)	8,939
Net increase (decrease) in net assets resulting from operations	23,197	31,009
Distributions to Shareholders:
From net investment income:
Class A	(87)	(195)
Class B	(140)	(423)
Class C	(70)	(168)
Class I	(10,995)	(19,388)
	(11,292)	(20,174)
From net realized gains:
Class A	(25)	(3)
Class B	(42)	(7)
Class C	(20)	(2)
Class I	(2,969)	(154)
	(3,056)	(166)
Capital Share Transactions:
Proceeds from shares sold:
Class A	15	9
Class B	4	10
Class C	6	11
Class I	16,986	248,086
	17,011	248,116
Issued from fund acquisition:
Dividends and distributions reinvested:
Class A	100	176
Class B	147	324
Class C	70	132
Class I	13,965	19,542
	14,282	20,174
Cost of shares redeemed:
Class A	(700)	(1,715)
Class B	(862)	(5,548)
Class C	(236)	(1,248)
Class I	(4,559)	(5,873)
	(6,357)	(14,384)
Automatic conversions:
Class A	759	283
Class B	(759)	(283)
	—	—
	24,936	253,906
Net increase (decrease) in net assets	33,785	264,575

Net Assets:
Beginning of year	$556,582	$292,007
End of period/year	$590,367	$556,582
Undistributed (Accumulated) Net Investment Income (Loss)	$1,875	$166

The notes to the financial statements are an integral part of this report.

74

	Transamerica PIMCO Total Return
	April 30, 2008 (unaudited)	October 31, 2007
Share Activity:
Shares issued:
Class A	1	1
Class B	—	1
Class C	—	1
Class I	1,599	24,157
	1,600	24,160
Shares issued-reinvested from distributions:
Class A	10	17
Class B	14	32
Class C	7	13
Class I	1,329	1,908
	1,360	1,970
Shares redeemed:
Class A	(66)	(167)
Class B	(81)	(541)
Class C	(22)	(122)
Class I	(429)	(572)
	(598)	(1,402)
Automatic conversions:
Class A	71	28
Class B	(71)	(28)
	—	—
Net increase (decrease) in shares outstanding:
Class A	16	(121)
Class B	(138)	(536)
Class C	(15)	(108)
Class I	2,497	25,493
	2,360	24,728

(a)  Net realized and unrealized gain (loss) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions.

(b)  Change in unrealized appreciation (depreciation) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Translation.

The notes to the financial statements are an integral part of this report.

75

FINANCIAL HIGHLIGHTS

For the period or years ended:

(unaudited for the period ended April 30, 2008)

	Transamerica American Century Large Company Value
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$12.82	$12.44	$10.98	$10.20		$9.09	$7.55

Investment Operations(a)
Net Investment income (loss)	0.09	0.19	0.39	0.13		0.11	0.04
Net realized and unrealized gain (loss) on investments	(1.52)	0.95	1.50	0.80		1.01	1.50
Total from investment operations	(1.43)	1.14	1.89	0.93		1.12	1.54

Distributions
Net investment income	(0.14)	(0.11)	(0.02)	(0.15)		(0.01)	—
Net realized gains on investments	(0.20)	(0.65)	(0.41)	—		—	—
Total distributions	(0.34)	(0.76)	(0.43)	(0.15)		(0.01)	—

Net Asset Value
End of Period/Year	$11.05	$12.82	$12.44	$10.98		$10.20	$9.09

Total Return(b)	(11.30)%	9.54%	17.66%	9.10%		12.38%	20.40%

Net Assets End of Period/Year	$5,564	$6,612	$8,453	$406,609		$157,103	$8,988

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.26%	1.17%	1.30%	1.31	%(d)	1.54%	1.85%
Before reimbursement/fee waiver	1.26%	1.17%	1.30%	1.31	%(d)	1.54%	2.56%
Net investment income (loss), to average net assets(c) (p)	1.55%	1.49%	3.44%	1.16%		1.11%	0.53%
Portfolio turnover rate(f)	13%	13%	24%	28%		61%	76%

	Transamerica American Century Large Company Value
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value

Beginning of year	$12.39	$12.03	$10.67	$9.88		$8.87	$7.41

Investment Operations(a)

Net Investment income (loss)	0.08	0.18	0.11	0.02		0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(1.45)	0.92	1.68	0.77		1.00	1.47
Total from investment operations	(1.37)	1.10	1.79	0.79		1.02	1.46

Distributions
Net investment income	(0.14)	(0.09)	(0.02)	—		(0.01)	—
Net realized gains on investments	(0.20)	(0.65)	(0.41)	—		—	—
Total distributions	(0.34)	(0.74)	(0.43)	—		(0.01)	—

Net Asset Value
End of Period/Year	$10.68	$12.39	$12.03	$10.67		$9.88	$8.87

Total Return(b)	(11.23)%	9.55%	17.29%	8.01%		11.54%	19.70%

Net Assets End of Period/Year	$6,860	$10,023	$13,169	$16,927		$18,612	$17,245

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.28%	1.19%	1.64%	2.36	%(d)	2.32%	2.50%
Before reimbursement/fee waiver	1.28%	1.19%	1.64%	2.36	%(d)	2.32%	3.21%
Net investment income (loss), to average net assets(c) (p)	1.57%	1.48%	1.01%	0.23%		0.20%	(0.12)%
Portfolio turnover rate(f)	13%	13%	24%	28%		61%	76%

The notes to the financial statements are an integral part of this report.

76

	Transamerica American Century Large Company Value
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$12.37	$12.01	$10.64	$9.86		$8.87	$7.32

Investment Operations(a)
Net Investment income (loss)	0.09	0.19	0.12	0.02		—	(0.01)
Net realized and unrealized gain (loss) on investments	(1.45)	0.92	1.68	0.77		1.00	1.56
Total from investment operations	(1.36)	1.11	1.80	0.79		1.00	1.55

Distributions
Net investment income	(0.16)	(0.10)	(0.02)	(0.01)		(0.01)	—
Net realized gains on investments	(0.20)	(0.65)	(0.41)	—		—	—
Total distributions	(0.36)	(0.75)	(0.43)	(0.01)		(0.01)	—

Net Asset Value
End of Period/Year	$10.65	$12.37	$12.01	$10.64		$9.86	$8.87

Total Return(b)	(11.20)%	9.66%	17.45%	7.93%		11.38%	21.17%

Net Assets End of Period/Year	$2,916	$4,474	$5,301	$7,163		$7,586	$1,230

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.14%	1.07%	1.59%	2.42	%(d)	2.50%	2.50%
Before reimbursement/fee waiver	1.14%	1.07%	1.59%	2.42	%(d)	2.54%	3.21%
Net investment income (loss), to average net assets(c) (p)	1.71%	1.59%	1.07%	0.16%		0.04%	(0.12)%
Portfolio turnover rate(f)	13%	13%	24%	28%		61%	76%

	Transamerica American Century Large Company Value
	Class I(g)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$12.82	$12.45	$11.15

Investment Operations(a)
Net Investment income (loss)	0.11	0.22	0.17
Net realized and unrealized gain (loss) on investments	(1.51)	0.97	1.57
Total from investment operations	(1.40)	1.19	1.74

Distributions
Net investment income	(0.19)	(0.17)	(0.03)
Net realized gains on investments	(0.20)	(0.65)	(0.41)
Total distributions	(0.39)	(0.82)	(0.44)

Net Asset Value
End of Period/Year	$11.03	$12.82	$12.45

Total Return(b)	(11.12)%	9.95%	16.11%

Net Assets End of Period/Year	$623,477	$695,331	$316,631

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.85%	0.85%	0.91%
Before reimbursement/fee waiver	0.85%	0.85%	0.91%
Net investment income (loss), to average net assets(c) (p)	1.95%	1.73%	1.57%
Portfolio turnover rate(f)	13%	13%	24%

The notes to the financial statements are an integral part of this report.

77

	Transamerica Clarion Global Real Estate Securities
	Class A(m)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$20.53	$20.30	$16.13	$13.99	$12.25	$10.00

Investment Operations(a)
Net Investment income (loss)	0.20	0.31	0.13	0.27	0.28	0.43
Net realized and unrealized gain (loss) on investments	(2.39)	2.45	5.59	2.46	3.05	1.95
Total from investment operations	(2.19)	2.76	5.72	2.73	3.33	2.38

Distributions
Net investment income	(0.89)	(0.75)	(0.17)	(0.41)	(0.53)	(0.13)
Net realized gains on investments	(2.04)	(1.78)	(1.38)	(0.18)	(1.06)	—
Total distributions	(2.93)	(2.53)	(1.55)	(0.59)	(1.59)	(0.13)

Net Asset Value
End of Period/Year	$15.41	$20.53	$20.30	$16.13	$13.99	$12.25

Total Return(b)	(11.07)%	14.79%	38.39%	19.87%	29.30%	23.80%

Net Assets End of Period/Year	$4,804	$6,050	$7,199	$139,290	$125,423	$64,090

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.21%	1.13%	1.30%	1.25%	1.30%	1.75%
Before reimbursement/fee waiver	1.21%	1.13%	1.30%	1.25%	1.30%	1.76%
Net investment income (loss), to average net assets(c) (p)	2.56%	1.02%	0.77%	1.77%	2.16%	5.55%
Portfolio turnover rate(f)	21%	72%	76%	66%	73%	95%

	Transamerica Clarion Global Real Estate Securities
	Class B(m)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$20.47	$20.25	$16.14	$13.99	$12.22	$10.00

Investment Operations(a)
Net Investment income (loss)	0.19	0.31	0.11	0.06	0.25	0.38
Net realized and unrealized gain (loss) on investments	(2.39)	2.44	5.57	2.49	3.03	1.95
Total from investment operations	(2.20)	2.75	5.68	2.55	3.28	2.33

Distributions
Net investment income	(0.88)	(0.75)	(0.19)	(0.22)	(0.45)	(0.11)
Net realized gains on investments	(2.04)	(1.78)	(1.38)	(0.18)	(1.06)	—
Total distributions	(2.92)	(2.53)	(1.57)	(0.40)	(1.51)	(0.11)

Net Asset Value
End of Period/Year	$15.35	$20.47	$20.25	$16.14	$13.99	$12.22

Total Return(b)	(11.12)%	14.77%	38.20%	18.45%	28.96%	23.33%

Net Assets End of Period/Year	$2,283	$4,004	$6,323	$6,644	$4,042	$1,804

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/ fee waiver	1.31%	1.14%	1.55%	2.38%	1.51%	2.40%
Before reimbursement/ fee waiver	1.31%	1.14%	1.55%	2.38%	1.51%	2.41%
Net investment income (loss), to average net assets(c) (p)	2.41%	1.02%	0.64%	0.42%	1.97%	4.91%
Portfolio turnover rate(f)	21%	72%	76%	66%	73%	95%

The notes to the financial statements are an integral part of this report.

78

	Transamerica Clarion Global Real Estate Securities
	Class C(m)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$20.30	$20.09	$16.02	$13.92	$12.22	$10.00

Investment Operations(a)
Net Investment income (loss)	0.20	0.32	0.11	0.11	0.17	0.38
Net realized and unrealized gain (loss) on investments	(2.37)	2.44	5.54	2.44	3.04	1.95
Total from investment operations	(2.17)	2.76	5.65	2.55	3.21	2.33

Distributions
Net investment income	(0.89)	(0.77)	(0.20)	(0.27)	(0.45)	(0.11)
Net realized gains on investments	(2.04)	(1.78)	(1.38)	(0.18)	(1.06)	—
Total distributions	(2.93)	(2.55)	(1.58)	(0.45)	(1.51)	(0.11)

Net Asset Value
End of Period/Year	$15.20	$20.30	$20.09	$16.02	$13.92	$12.22

Total Return(b)	(11.06)%	14.95%	38.30%	18.53%	28.32%	23.33%

Net Assets End of Period/Year	$1,887	$2,459	$2,963	$5,632	$5,325	$1,913

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.09%	1.06%	1.52%	2.27%	2.22%	2.40%
Before reimbursement/ fee waiver	1.09%	1.06%	1.52%	2.27%	2.22%	2.41%
Net investment income (loss), to average net assets(c) (p)	2.68%	1.09%	0.64%	0.76%	1.32%	4.91%
Portfolio turnover rate(f)	21%	72%	76%	66%	73%	95%

	Transamerica Clarion Global Real Estate Securities
	Class I(g)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$20.48	$20.25	$15.85

Investment Operations(a)
Net Investment income (loss)	0.22	0.36	0.21
Net realized and unrealized gain (loss) on investments	(2.39)	2.45	5.85
Total from investment operations	(2.17)	2.81	6.06

Distributions
Net investment income	(0.90)	(0.80)	(0.28)
Net realized gains on investments	(2.04)	(1.78)	(1.38)
Total distributions	(2.94)	(2.58)	(1.66)

Net Asset Value
End of Period/Year	$15.37	$20.48	$20.25

Total Return(b)	(10.96)%	15.11%	41.43%

Net Assets End of Period/Year	$361,168	$367,750	$331,620

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.89%	0.88%	0.91%
Before reimbursement/ fee waiver	0.89%	0.88%	0.91%
Net investment income (loss), to average net assets(c) (p)	2.91%	1.29%	1.27%
Portfolio turnover rate(f)	21%	72%	76%

The notes to the financial statements are an integral part of this report.

79

	Transamerica Evergreen Health Care
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$13.93	$14.06	$12.44		$10.84	$10.14	$8.28

Investment Operations(a)
Net Investment income (loss)	(0.01)	(0.01)	(0.07)		(0.12)	(0.13)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.55)	1.73	2.41		1.82	1.18	2.02
Total from investment operations	(1.56)	1.72	2.34		1.70	1.05	1.86

Distributions
Net realized gains on investments	(1.10)	(1.85)	(0.72)		(0.10)	(0.35)	—
Total distributions	(1.10)	(1.85)	(0.72)		(0.10)	(0.35)	—

Net Asset Value
End of Period/Year	$11.27	$13.93	$14.06		$12.44	$10.84	$10.14

Total Return(b)	(12.05)%	13.71%	19.48%		15.69%	10.19%	22.46%

Net Assets End of Period/Year	$2,585	$3,188	$3,592		$194,414	$154,957	$59,115

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.25%	1.24%	1.47	%(j)	1.44%	1.53%	1.95%
Before reimbursement/fee waiver	1.25%	1.24%	1.47	%(j)	1.44%	1.53%	2.19%
Net investment income (loss), to average net assets(c) (p)	(0.09)%	(0.08)%	(0.56)%		(1.02)%	(1.15)%	(1.61)%
Portfolio turnover rate(f)	19%	68%	92%		59%	35%	30%

	Transamerica Evergreen Health Care
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$13.42	$13.61	$12.10		$10.66	$10.03	$8.24

Investment Operations(a)
Net Investment income (loss)	(0.01)	(0.01)	(0.10)		(0.25)	(0.17)	(0.21)
Net realized and unrealized gain (loss) on investments	(1.50)	1.67	2.33		1.79	1.15	2.00
Total from investment operations	(1.51)	1.66	2.23		1.54	0.98	1.79

Distributions
Net realized gains on investments	(1.10)	(1.85)	(0.72)		(0.10)	(0.35)	—
Total distributions	(1.10)	(1.85)	(0.72)		(0.10)	(0.35)	—

Net Asset Value
End of Period/Year	$10.81	$13.42	$13.61		$12.10	$10.66	$10.03

Total Return(b)	(12.15)%	13.73%	19.11%		14.45%	9.59%	21.72%

Net Assets End of Period/Year	$2,223	$3,099	$4,528		$5,274	$4,590	$2,952

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.29%	1.24%	1.71	%(j)	2.60%	2.09%	2.60%
Before reimbursement/fee waiver	1.29%	1.24%	1.71	%(j)	2.66%	2.09%	2.84%
Net investment income (loss), to average net assets(c) (p)	(0.14)%	(0.06)%	(0.79)%		(2.18)%	(1.58)%	(2.26)%
Portfolio turnover rate(f)	19%	68%	92%		59%	35%	30%

The notes to the financial statements are an integral part of this report.

80

	Transamerica Evergreen Health Care
	Class C(o)
	April 30, 2008	October 31, 2007		October 31, 2006		October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$13.35	$13.55		$12.07		$10.63	$10.03	$8.10

Investment Operations(a)
Net Investment income (loss)	— (h)	(0.01)		(0.13)		(0.25)	(0.24)	(0.22)
Net realized and unrealized gain (loss) on investments	(1.49)	1.66		2.33		1.79	1.19	2.15
Total from investment operations	(1.49)	1.65		2.20		1.54	0.95	1.93

Distributions
Net realized gains on investments	(1.10)	(1.85)		(0.72)		(0.10)	(0.35)	—
Total distributions	(1.10)	(1.85)		(0.72)		(0.10)	(0.35)	—

Net Asset Value
End of Period/Year	$10.76	$13.35		$13.55		$12.07	$10.63	$10.03

Total Return(b)	(12.05)%	13.71%		18.90%		14.44%	9.28%	23.83%

Net Assets End of Period/Year	$1,310	$1,530		$1,748		$2,223	$2,081	$201

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.13%	1.24	%(e)	1.89	%(j)	2.60%	2.60%	2.60%
Before reimbursement/fee waiver	1.13%	1.13%		1.89	%(j)	2.90%	3.41%	2.84%
Net investment income (loss), to average net assets(c) (p)	(0.01)%	(0.11)%		(0.99)%		(2.18)%	(1.61)%	(2.26)%
Portfolio turnover rate(f)	19%	68%		92%		59%	35%	30%

	Transamerica Evergreen Health Care
	Class I(n)
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005
Net Asset Value
Beginning of year	$14.15	$14.22	$12.52		$11.26

Investment Operations(a)
Net Investment income (loss)	0.02	0.03	—	(h)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.59)	1.75	2.42		1.43
Total from investment operations	(1.57)	1.78	2.42		1.36

Distributions
Net investment income	(0.02)	— (h)	—		—
Net realized gains on investments	(1.10)	(1.85)	(0.72)		(0.10)
Total distributions	(1.12)	(1.85)	(0.72)		(0.10)

Net Asset Value
End of Period/Year	$11.46	$14.15	$14.22		$12.52

Total Return(b)	(11.93)%	14.04%	20.02%		12.09%

Net Assets End of Period/Year	$287,680	$363,479	$514,419		$173,270

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.90%	0.90%	0.96	%(j)	1.06%
Before reimbursement/fee waiver	0.90%	0.90%	0.96	%(j)	1.06%
Net investment income (loss), to average net assets(c) (p)	0.26%	0.23%	(0.03)%		(0.65)%
Portfolio turnover rate(f)	19%	68%	92%		59%

The notes to the financial statements are an integral part of this report.

81

	Transamerica Jennison Growth
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$12.93	$11.35	$11.06	$9.52	$8.54	$6.88

Investment Operations(a)
Net Investment income (loss)	(0.02)	(0.02)	(0.06)	(0.03)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.28)	2.06	0.56	1.57	1.05	1.70
Total from investment operations	(1.30)	2.04	0.50	1.54	0.98	1.66

Distributions
Net realized gains on investments	—	(0.46)	(0.21)	—	—	—
Total distributions	—	(0.46)	(0.21)	—	—	—

Net Asset Value
End of Period/Year	$11.63	$12.93	$11.35	$11.06	$9.52	$8.54

Total Return(b)	(10.05)%	18.59%	4.44%	16.18%	11.48%	24.13%

Net Assets End of Period/Year	$8,028	$9,065	$10,924	$64,920	$57,760	$18,833

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.33%	1.30%	1.41%	1.41%	1.59%	1.75%
Before reimbursement/fee waiver	1.33%	1.30%	1.41%	1.41%	1.59%	1.90%
Net investment income (loss), to average net assets(c) (p)	(0.34)%	(0.21)%	(0.56)%	(0.33)%	(0.79)%	(0.54)%
Portfolio turnover rate(f)	38%	63%	80%	86%	147%	100%

	Transamerica Jennison Growth
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$12.09	$10.63	$10.39	$9.03	$8.14	$6.60

Investment Operations(a)
Net Investment income (loss)	(0.01)	(0.01)	(0.08)	(0.11)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.20)	1.93	0.53	1.47	1.01	1.62
Total from investment operations	(1.21)	1.92	0.45	1.36	0.89	1.54

Distributions
Net realized gains on investments	—	(0.46)	(0.21)	—	—	—
Total distributions	—	(0.46)	(0.21)	—	—	—

Net Asset Value
End of Period/Year	$10.88	$12.09	$10.63	$10.39	$9.03	$8.14

Total Return(b)	(10.01)%	18.72%	4.24%	15.06%	10.93%	23.33%

Net Assets End of Period/Year	$10,203	$13,754	$17,590	$32,778	$34,667	$37,500

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.27%	1.23%	1.62%	2.27%	2.24%	2.40%
Before reimbursement/fee waiver	1.27%	1.23%	1.62%	2.27%	2.24%	2.55%
Net investment income (loss), to average net assets(c) (p)	(0.27)%	(0.14)%	(0.75)%	(1.18)%	(1.37)%	(1.19)%
Portfolio turnover rate(f)	38%	63%	80%	86%	147%	100%

The notes to the financial statements are an integral part of this report.

82

	Transamerica Jennison Growth
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$12.12	$10.66	$10.41	$9.05	$8.14	$6.60

Investment Operations(a)
Net Investment income (loss)	(0.01)	(0.01)	(0.08)	(0.12)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.20)	1.93	0.54	1.48	1.06	1.63
Total from investment operations	(1.21)	1.92	0.46	1.36	0.91	1.54

Distributions
Net realized gains on investments	—	(0.46)	(0.21)	—	—	—
Total distributions	—	(0.46)	(0.21)	—	—	—

Net Asset Value
End of Period/Year	$10.91	$12.12	$10.66	$10.41	$9.05	$8.14

Total Return(b)	(9.98)%	18.67%	4.33%	15.03%	11.18%	23.33%

Net Assets End of Period/Year	$4,112	$4,928	$6,130	$11,163	$13,717	$607

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.20%	1.20%	1.66%	2.37%	2.39%	2.40%
Before reimbursement/fee waiver	1.20%	1.20%	1.66%	2.37%	2.39%	2.55%
Net investment income (loss), to average net assets(c) (p)	(0.19)%	(0.10)%	(0.79)%	(1.20)%	(1.68)%	(1.19)%
Portfolio turnover rate(f)	38%	63%	80%	86%	147%	100%

	Transamerica Jennison Growth
	Class I(g)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$13.05	$11.40	$11.43

Investment Operations(a)
Net Investment income (loss)	0.01	0.03	— (h)
Net realized and unrealized gain (loss) on investments	(1.29)	2.08	0.18
Total from investment operations	(1.28)	2.11	0.18

Distributions
Net investment income	(0.02)	—	—
Net realized gains on investments	—	(0.46)	(0.21)
Total distributions	(0.02)	(0.46)	(0.21)

Net Asset Value
End of Period/Year	$11.75	$13.05	$11.40

Total Return(b)	(9.83)%	19.14%	1.50%

Net Assets End of Period/Year	$187,297	$160,815	$96,273

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.86%	0.87%	0.89%
Before reimbursement/fee waiver	0.86%	0.87%	0.89%
Net investment income (loss), to average net assets(c) (p)	0.14%	0.22%	(0.02)%
Portfolio turnover rate(f)	38%	63%	80%

The notes to the financial statements are an integral part of this report.

83

	Transamerica Legg Mason Partners Investors Value
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.11	$11.12	$14.17	$13.30	$12.51	$10.21

Investment Operations(a)
Net Investment income (loss)	0.05	0.08	0.11	0.16	0.10	0.08
Net realized and unrealized gain (loss) on investments	(1.05)	1.07	1.73	1.11	1.09	2.31
Total from investment operations	(1.00)	1.15	1.84	1.27	1.19	2.39

Distributions
Net investment income	(0.06)	(0.08)	(0.03)	(0.19)	(0.10)	(0.02)
Net realized gains on investments	(0.45)	(2.08)	(4.86)	(0.21)	(0.30)	(0.07)
Total distributions	(0.51)	(2.16)	(4.89)	(0.40)	(0.40)	(0.09)

Net Asset Value
End of Period/Year	$8.60	$10.11	$11.12	$14.17	$13.30	$12.51

Total Return(b)	(10.26)%	11.90%	17.14%	9.60%	9.52%	23.57%

Net Assets End of Period/Year	$7,848	$9,238	$10,885	$180,933	$405,455	$233,779

Ratio and Supplemental Data
Expenses to average net assets:(c)
After reimbursement/fee waiver	1.26%	1.21%	1.33%	1.25%	1.25%	1.42%
Before reimbursement/fee waiver	1.26%	1.22%	1.33%	1.25%	1.25%	1.42%
Net investment income (loss), to average net assets(c) (p)	1.14%	0.79%	0.95%	1.14%	0.72%	0.71%
Portfolio turnover rate(f)	7%	12%	23%	47%	33%	32%

	Transamerica Legg Mason Partners Investors Value
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.20	$10.30	$13.48	$12.65	$11.99	$9.84

Investment Operations(a)
Net Investment income (loss)	0.04	0.07	0.05	— (i)	0.01	0.01
Net realized and unrealized gain (loss) on investments	(0.95)	0.97	1.65	1.08	1.05	2.23
Total from investment operations	(0.91)	1.04	1.70	1.08	1.06	2.24

Distributions
Net investment income	(0.06)	(0.06)	(0.02)	(0.04)	(0.10)	(0.02)
Net realized gains on investments	(0.45)	(2.08)	(4.86)	(0.21)	(0.30)	(0.07)
Total distributions	(0.51)	(2.14)	(4.88)	(0.25)	(0.40)	(0.09)

Net Asset Value
End of Period/Year	$7.78	$9.20	$10.30	$13.48	$12.65	$11.99

Total Return(b)	(10.30)%	11.80%	17.02%	8.53%	8.82%	22.93%

Net Assets End of Period/Year	$5,457	$9,104	$12,677	$17,684	$20,463	$20,102

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.31%	1.20%	1.57%	2.20%	1.86%	2.07%
Before reimbursement/fee waiver	1.31%	1.21%	1.58%	2.24%	1.86%	2.07%
Net investment income (loss), to average net assets(c) (p)	1.10%	0.81%	0.49%	0.02%	0.11%	0.06%
Portfolio turnover rate(f)	7%	12%	23%	47%	33%	32%

The notes to the financial statements are an integral part of this report.

84

	Transamerica Legg Mason Partners Investors Value
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$9.13	$10.24	$13.43	$12.62	$11.99	$9.77

Investment Operations(a)
Net Investment income (loss)	0.05	0.07	0.05	— (i)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	(0.96)	0.96	1.64	1.08	1.08	2.30
Total from investment operations	(0.91)	1.03	1.69	1.08	1.03	2.31

Distributions
Net investment income	(0.06)	(0.06)	(0.02)	(0.06)	(0.10)	(0.02)
Net realized gains on investments	(0.45)	(2.08)	(4.86)	(0.21)	(0.30)	(0.07)
Total distributions	(0.51)	(2.14)	(4.88)	(0.27)	(0.40)	(0.09)

Net Asset Value
End of Period/Year	$7.71	$9.13	$10.24	$13.43	$12.62	$11.99

Total Return(b)	(10.36)%	11.83%	16.99%	8.57%	8.62%	23.81%

Net Assets End of Period/Year	$1,628	$2,469	$3,015	$4,908	$5,981	$797

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.30%	1.19%	1.60%	2.20%	2.20%	2.07%
Before reimbursement/fee waiver	1.30%	1.22%	1.67%	2.38%	2.30%	2.07%
Net investment income (loss), to average net assets(c) (p)	1.14%	0.82%	0.47%	0.03%	(0.37)%	0.05%
Portfolio turnover rate(f)	7%	12%	23%	47%	33%	32%

	Transamerica Legg Mason Partners Investors Value
	Class I(g)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$10.11	$11.15	$14.35

Investment Operations(a)
Net Investment income (loss)	0.07	0.11	0.12
Net realized and unrealized gain (loss) on investments	(1.06)	1.05	1.59
Total from investment operations	(0.99)	1.16	1.71

Distributions
Net investment income	(0.09)	(0.12)	(0.05)
Net realized gains on investments	(0.45)	(2.08)	(4.86)
Total distributions	(0.54)	(2.20)	(4.91)

Net Asset Value
End of Period/Year	$8.58	$10.11	$11.15

Total Return(b)	(10.13)%	12.10%	16.22%

Net Assets End of Period/Year	$55,959	$64,733	$65,758

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.88%	0.89%	0.90%
Before reimbursement/fee waiver	0.88%	0.89%	0.90%
Net investment income (loss), to average net assets(c) (p)	1.52%	1.10%	1.17%
Portfolio turnover rate(f)	7%	12%	23%

The notes to the financial statements are an integral part of this report.

85

	Transamerica Marsico Growth
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$14.31	$11.02	$10.32	$9.15		$8.97	$7.56

Investment Operations(a)
Net Investment income (loss)	0.02	0.01	(0.05)	(0.03)		(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.71)	3.28	0.75	1.20		0.23	1.49
Total from investment operations	(1.69)	3.29	0.70	1.17		0.18	1.41

Net Asset Value
End of Period/Year	$12.62	$14.31	$11.02	$10.32		$9.15	$8.97

Total Return(b)	(11.81)%	29.85%	6.78%	12.79%		2.01%	18.65%

Net Assets End of Period/Year	$7,783	$8,451	$9,362	$102,906		$37,186	$34,167

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.18%	1.20%	1.34%	1.35	%(k)	1.52%	1.75%
Before reimbursement/fee waiver	1.18%	1.20%	1.34%	1.35	%(k)	1.52%	1.80%
Net investment income (loss), to average net assets(c) (p)	0.39%	0.08%	(0.43)%	(0.30)%		(0.58)%	(0.97)%
Portfolio turnover rate(f)	41%	40%	62%	74%		85%	129%

	Transamerica Marsico Growth
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$13.61	$10.47	$9.83	$8.80		$8.68	$7.36

Investment Operations(a)
Net Investment income (loss)	0.03	0.01	(0.07)	(0.12)		(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.64)	3.13	0.71	1.15		0.22	1.44
Total from investment operations	(1.61)	3.14	0.64	1.03		0.12	1.32

Distributions
Net investment income	—(h )	—	—	—		—	—
Net Asset Value
End of Period/Year	$12.00	$13.61	$10.47	$9.83		$8.80	$8.68

Total Return(b)	(11.83)%	29.99%	6.51%	11.70%		1.38%	17.93%

Net Assets End of Period/Year	$7,815	$11,589	$13,327	$20,650		$19,792	$19,723

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.20%	1.17%	1.58%	2.31	%(k)	2.13%	2.40%
Before reimbursement/fee waiver	1.20%	1.17%	1.58%	2.31	%(k)	2.13%	2.45%
Net investment income (loss), to average net assets(c) (p)	0.45%	0.10%	(0.64)%	(1.24)%		(1.19)%	(1.62)%
Portfolio turnover rate(f)	41%	40%	62%	74%		85%	129%

The notes to the financial statements are an integral part of this report.

86

	Transamerica Marsico Growth
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$13.62	$10.47	$9.81	$8.78		$8.68	$7.18

Investment Operations(a)
Net Investment income (loss)	0.05	0.03	(0.05)	(0.11)		(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.66)	3.12	0.71	1.14		0.22	1.62
Total from investment operations	(1.61)	3.15	0.66	1.03		0.10	1.50

Distributions
Net investment income	(0.02)	—	—	—		—	—
Total distributions	(0.02)	—	—	—		—	—

Net Asset Value
End of Period/Year	$11.99	$13.62	$10.47	$9.81		$8.78	$8.68

Total Return(b)	(11.82)%	30.09%	6.73%	11.69%		1.27%	20.89%

Net Assets End of Period/Year	$3,913	$8,455	$8,140	$12,009		$9,379	$1,200

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.08%	1.02%	1.46%	2.26	%(k)	2.40%	2.40%
Before reimbursement/fee waiver	1.08%	1.02%	1.46%	2.26	%(k)	2.40%	2.46%
Net investment income (loss), to average net assets(c) (p)	0.81%	0.23%	(0.52)%	(1.20)%		(1.38)%	(1.62)%
Portfolio turnover rate(f)	41%	40%	62%	74%		85%	129%

	Transamerica Marsico Growth
	Class I(g)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$14.40	$11.07	$10.63

Investment Operations(a)
Net Investment income (loss)	0.04	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.72)	3.30	0.43
Total from investment operations	(1.68)	3.34	0.44

Distributions
Net investment income	(0.04)	(0.01)	—
Total distributions	(0.04)	(0.01)	—

Net Asset Value
End of Period/Year	$12.68	$14.40	$11.07

Total Return(b)	(11.67)%	30.25%	4.14%

Net Assets End of Period/Year	$413,072	$396,693	$100,280

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.85%	0.86%	0.89%
Before reimbursement/fee waiver	0.85%	0.86%	0.89%
Net investment income (loss), to average net assets(c) (p)	0.70%	0.30%	0.07%
Portfolio turnover rate(f)	41%	40%	62%

The notes to the financial statements are an integral part of this report.

87

	Transamerica MFS International Equity
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$4.95	$8.07	$10.07	$8.81	$8.03	$7.00

Investment Operations(a)
Net Investment income (loss)	0.01	0.05	0.03	0.03	— (i)	0.02
Net realized and unrealized gain (loss) on investments	(0.27)	0.96	1.76	1.30	0.80	1.01
Total from investment operations	(0.26)	1.01	1.79	1.33	0.80	1.03

Distributions
Net investment income	(0.07)	(0.18)	(0.08)	(0.07)	(0.02)	—
Net realized gains on investments	(0.27)	(3.95)	(3.71)	—	—	—
Total distributions	(0.34)	(4.13)	(3.79)	(0.07)	(0.02)	—

Net Asset Value
End of Period/Year	$4.35	$4.95	$8.07	$10.07	$8.81	$8.03

Total Return(b)	(5.48)%	20.00%	24.04%	15.17%	9.95%	14.71%

Net Assets End of Period/Year	$8,996	$10,194	$11,604	$67,656	$187,608	$152,086

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.90%	1.61%	1.48%	1.56%	1.59%	1.78%
Before reimbursement/fee waiver	1.90%	1.81%	1.92%	1.56%	1.59%	2.39%
Net investment income (loss), to average net assets(c) (p)	0.65%	1.11%	0.39%	0.36%	(0.05)%	0.23%
Portfolio turnover rate(f)	13%	26%	131%	82%	159%	220%

	Transamerica MFS International Equity
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$4.28	$7.50	$9.62	$8.41	$7.70	$6.76

Investment Operations(a)
Net Investment income (loss)	0.01	0.05	0.01	— (i)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.24)	0.85	1.65	1.21	0.77	0.97
Total from investment operations	(0.23)	0.90	1.66	1.21	0.73	0.94

Distributions
Net investment income	(0.07)	(0.17)	(0.07)	— (h)	(0.02)	—
Net realized gains on investments	(0.27)	(3.95)	(3.71)	—	—	—
Total distributions	(0.34)	(4.12)	(3.78)	— (h)	(0.02)	—

Net Asset Value
End of Period/Year	$3.71	$4.28	$7.50	$9.62	$8.41	$7.70

Total Return(b)	(5.56)%	20.12%	23.78%	14.41%	9.46%	13.91%

Net Assets End of Period/Year	$10,449	$13,841	$16,091	$21,069	$20,153	$21,421

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.89%	1.59%	1.69%	2.34%	2.09%	2.44%
Before reimbursement/fee waiver	1.89%	1.79%	2.20%	2.72%	2.09%	3.05%
Net investment income (loss), to average net assets(c) (p)	0.52%	1.13%	0.17%	(0.01)%	(0.46)%	(0.42)%
Portfolio turnover rate(f)	13%	26%	131%	82%	159%	220%

The notes to the financial statements are an integral part of this report.

88

	Transamerica MFS International Equity
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$4.18	$7.41	$9.55	$8.40	$7.70	$6.73

Investment Operations(a)
Net Investment income (loss)	0.01	0.05	0.01	— (i)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.23)	0.84	1.63	1.20	0.81	1.00
Total from investment operations	(0.22)	0.89	1.64	1.20	0.72	0.97

Distributions
Net investment income	(0.08)	(0.17)	(0.07)	(0.05)	(0.02)	—
Net realized gains on investments	(0.27)	(3.95)	(3.71)	—	—	—
Total distributions	(0.35)	(4.12)	(3.78)	(0.05)	(0.02)	—

Net Asset Value
End of Period/Year	$3.61	$4.18	$7.41	$9.55	$8.40	$7.70

Total Return(b)	(5.55)%	20.26%	23.77%	14.36%	9.33%	14.41%

Net Assets End of Period/Year	$3,668	$5,332	$6,089	$8,737	$9,166	$568

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.76%	1.51%	1.70%	2.34%	2.40%	2.44%
Before reimbursement/fee waiver	1.76%	1.66%	2.08%	2.70%	2.49%	3.04%
Net investment income (loss), to average net assets(c) (p)	0.63%	1.19%	0.17%	(0.01)%	(1.07)%	(0.42)%
Portfolio turnover rate(f)	13%	26%	131%	82%	159%	220%

	Transamerica PIMCO Real Return TIPS
	Class A(m)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.20	$10.05	$10.23	$10.48	$10.10	$10.00

Investment Operations(a)
Net Investment income (loss)	0.22	0.33	0.94	0.30	0.02	0.14
Net realized and unrealized gain (loss) on investments	0.47	0.18	(0.70)	(0.06)	0.76	0.07
Total from investment operations	0.69	0.51	0.24	0.24	0.78	0.21

Distributions
Net investment income	(0.19)	(0.36)	(0.41)	(0.32)	(0.02)	(0.11)
Net realized gains on investments	—	—	(0.01)	(0.17)	(0.38)	—
Total distributions	(0.19)	(0.36)	(0.42)	(0.49)	(0.40)	(0.11)

Net Asset Value
End of Period/Year	$10.70	$10.20	$10.05	$10.23	$10.48	$10.10

Total Return(b)	6.88%	5.24%	2.36%	2.35%	7.94%	2.09%

Net Assets End of Period/Year	$2,810	$3,045	$4,107	$277,289	$330,282	$36,531

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.88%	0.87%	1.07%	1.10%	1.15%	1.65%
Before reimbursement/fee waiver	0.88%	0.87%	1.07%	1.10%	1.15%	2.03%
Net investment income (loss), to average net assets(c) (p)	4.06%	3.31%	9.24%	2.89%	0.20%	2.07%
Portfolio turnover rate(f)	312%	375%	384%	662%	1438%	480%

The notes to the financial statements are an integral part of this report.

89

	Transamerica PIMCO Real Return TIPS
	Class B(m)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.10	$9.95	$10.17	$10.42	$10.08	$10.00

Investment Operations(a)
Net Investment income (loss)	0.21	0.31	0.42	0.23	(0.02)	0.09
Net realized and unrealized gain (loss) on investments	0.47	0.20	(0.21)	(0.09)	0.75	0.08
Total from investment operations	0.68	0.51	0.21	0.14	0.73	0.17

Distributions
Net investment income	(0.19)	(0.36)	(0.42)	(0.22)	(0.01)	(0.09)
Net realized gains on investments	—	—	(0.01)	(0.17)	(0.38)	—
Total distributions	(0.19)	(0.36)	(0.43)	(0.39)	(0.39)	(0.09)

Net Asset Value
End of Period/Year	$10.59	$10.10	$9.95	$10.17	$10.42	$10.08

Total Return(b)	6.83%	5.31%	2.09%	1.39%	7.51%	1.72%

Net Assets End of Period/Year	$2,497	$2,616	$5,155	$9,896	$7,496	$3,194

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.94%	0.91%	1.28%	2.00%	1.51%	2.30%
Before reimbursement/fee waiver	0.94%	0.91%	1.28%	2.00%	1.51%	2.68%
Net investment income (loss), to average net assets(c) (p)	3.98%	3.12%	4.21%	2.26%	(0.20)%	1.42%
Portfolio turnover rate(f)	312%	375%	384%	662%	1438%	480%

	Transamerica PIMCO Real Return TIPS
	Class C(m)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.06	$9.91	$10.13	$10.39	$10.08	$10.00

Investment Operations(a)
Net Investment income (loss)	0.21	0.32	0.39	0.23	(0.06)	0.09
Net realized and unrealized gain (loss) on investments	0.47	0.19	(0.18)	(0.09)	0.76	0.08
Total from investment operations	0.68	0.51	0.21	0.14	0.70	0.17

Distributions
Net investment income	(0.19)	(0.36)	(0.42)	(0.23)	(0.01)	(0.09)
Net realized gains on investments	—	—	(0.01)	(0.17)	(0.38)	—
Total distributions	(0.19)	(0.36)	(0.43)	(0.40)	(0.39)	(0.09)

Net Asset Value
End of Period/Year	$10.55	$10.06	$9.91	$10.13	$10.39	$10.08

Total Return(b)	6.88%	5.38%	2.09%	1.35%	7.20%	1.72%

Net Assets End of Period/Year	$1,993	$2,045	$3,082	$8,167	$6,601	$3,148

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.87%	0.86%	1.33%	2.04%	1.87%	2.30%
Before reimbursement/fee waiver	0.87%	0.86%	1.33%	2.04%	1.87%	2.68%
Net investment income (loss), to average net assets(c) (p)	4.11%	3.27%	3.95%	2.22%	(0.52)%	1.42%
Portfolio turnover rate(f)	312%	375%	384%	662%	1438%	480%

The notes to the financial statements are an integral part of this report.

90

	Transamerica PIMCO Real Return TIPS
	Class I(n)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005
Net Asset Value
Beginning of year	$10.21	$10.05	$10.25	$10.45

Investment Operations(a)
Net Investment income (loss)	0.22	0.38	0.48	0.37
Net realized and unrealized gain (loss) on investments	0.48	0.16	(0.22)	(0.04)
Total from investment operations	0.70	0.54	0.26	0.33

Distributions
Net investment income	(0.20)	(0.38)	(0.45)	(0.36)
Net realized gains on investments	—	—	(0.01)	(0.17)
Total distributions	(0.20)	(0.38)	(0.46)	(0.53)

Net Asset Value
End of Period/Year	$10.71	$10.21	$10.05	$10.25

Total Return(b)	6.90%	5.54%	2.55%	3.20%

Net Assets End of Period/Year	$751,851	$690,942	$603,597	$295,966

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.73%	0.73%	0.73%	0.73%
Before reimbursement/fee waiver	0.73%	0.73%	0.73%	0.73%
Net investment income (loss), to average net assets(c) (p)	4.20%	3.82%	4.79%	3.60%
Portfolio turnover rate(f)	312%	375%	384%	662%

	Transamerica PIMCO Total Return
	Class A
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.48	$10.29	$10.16	$10.48	$10.52	$10.32

Investment Operations(a)
Net Investment income (loss)	0.22	0.42	0.38	0.26	0.12	0.20
Net realized and unrealized gain (loss) on investments	0.21	0.19	0.09	(0.17)	0.36	0.39
Total from investment operations	0.43	0.61	0.47	0.09	0.48	0.59

Distributions
Net investment income	(0.20)	(0.41)	(0.34)	(0.28)	(0.14)	(0.25)
Net realized gains on investments	(0.06)	(0.01)	—	(0.13)	(0.38)	(0.14)
Total distributions	(0.26)	(0.42)	(0.34)	(0.41)	(0.52)	(0.39)

Net Asset Value
End of Period/Year	$10.65	$10.48	$10.29	$10.16	$10.48	$10.52

Total Return(b)	4.09%	6.01%	4.72%	0.86%	4.78%	5.88%

Net Assets End of Period/Year	$4,810	$4,574	$5,735	$125,910	$106,366	$56,452

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.04%	1.06%	1.21%	1.20%	1.34%	1.43%
Before reimbursement/fee waiver	1.04%	1.06%	1.21%	1.20%	1.34%	1.43%
Net investment income (loss), to average net assets(c) (p)	4.18%	4.08%	3.77%	2.55%	1.19%	1.91%
Portfolio turnover rate(f)	371%	756%	544%	459%	385%	326%

The notes to the financial statements are an integral part of this report.

91

	Transamerica PIMCO Total Return
	Class B
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.49	$10.29	$10.18	$10.48	$10.51	$10.32

Investment Operations(a)
Net Investment income (loss)	0.22	0.43	0.36	0.17	0.07	0.13
Net realized and unrealized gain (loss) on investments	0.20	0.19	0.08	(0.16)	0.36	0.38
Total from investment operations	0.42	0.62	0.44	0.01	0.43	0.51

Distributions
Net investment income	(0.20)	(0.41)	(0.33)	(0.18)	(0.08)	(0.18)
Net realized gains on investments	(0.06)	(0.01)	—	(0.13)	(0.38)	(0.14)
Total distributions	(0.26)	(0.42)	(0.33)	(0.31)	(0.46)	(0.32)

Net Asset Value
End of Period/Year	$10.65	$10.49	$10.29	$10.18	$10.48	$10.51

Total Return(b)	3.99%	6.17%	4.50%	0.07%	4.30%	5.08%

Net Assets End of Period/Year	$6,632	$7,973	$13,337	$22,116	$28,219	$34,547

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	1.03%	0.99%	1.40%	2.06%	1.92%	2.08%
Before reimbursement/fee waiver	1.03%	0.99%	1.40%	2.06%	1.92%	2.08%
Net investment income (loss), to average net assets(c) (p)	4.18%	4.08%	3.53%	1.64%	0.64%	1.26%
Portfolio turnover rate(f)	371%	756%	544%	459%	385%	326%

	Transamerica PIMCO Total Return
	Class C(o)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	October 31, 2003
Net Asset Value
Beginning of year	$10.46	$10.26	$10.15	$10.47		$10.51	$10.38

Investment Operations(a)
Net Investment income (loss)	0.22	0.43	0.36	0.16		0.04	0.13
Net realized and unrealized gain (loss) on investments	0.20	0.19	0.08	(0.16)		0.38	0.32
Total from investment operations	0.42	0.62	0.44	—		0.42	0.45

Distributions
Net investment income	(0.20)	(0.41)	(0.33)	(0.19)		(0.08)	(0.18)
Net realized gains on investments	(0.06)	(0.01)	—	(0.13)		(0.38)	(0.14)
Total distributions	(0.26)	(0.42)	(0.33)	(0.32)		(0.46)	(0.32)

Net Asset Value
End of Period/Year	$10.62	$10.46	$10.26	$10.15		$10.47	$10.51

Total Return(b)	4.04%	6.21%	4.48%	—	(l)%	4.10%	4.47%

Net Assets End of Period/Year	$3,622	$3,725	$4,762	$9,635		$12,850	$5,231

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.96%	0.97%	1.41%	2.11%		2.09%	2.08%
Before reimbursement/fee waiver	0.96%	0.97%	1.41%	2.11%		2.09%	2.08%
Net investment income (loss), to average net assets(c) (p)	4.26%	4.11%	3.52%	1.58%		0.41%	1.25%
Portfolio turnover rate(f)	371%	756%	544%	459%		385%	326%

The notes to the financial statements are an integral part of this report.

92

	Transamerica PIMCO Total Return
	Class I(g)
	April 30, 2008	October 31, 2007	October 31, 2006
Net Asset Value
Beginning of year	$10.47	$10.28	$10.12

Investment Operations(a)
Net Investment income (loss)	0.24	0.46	0.41
Net realized and unrealized gain (loss) on investments	0.20	0.18	0.12
Total from investment operations	0.44	0.64	0.53

Distributions
Net investment income	(0.21)	(0.44)	(0.37)
Net realized gains on investments	(0.06)	(0.01)	—
Total distributions	(0.27)	(0.45)	(0.37)

Net Asset Value
End of Period/Year	$10.64	$10.47	$10.28

Total Return(b)	4.24%	6.33%	5.33%

Net Assets End of Period/Year	$575,303	$540,310	$268,173

Ratio and Supplemental Data

Expenses to average net assets:(c)
After reimbursement/fee waiver	0.74%	0.75%	0.80%
Before reimbursement/fee waiver	0.74%	0.75%	0.80%
Net investment income (loss), to average net assets(c) (p)	4.48%	4.39%	4.18%
Portfolio turnover rate(f)	371%	756%	544%

(a)	Per share information is calculated based on average number of shares outstanding.
(b)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.
(c)	Annualized for periods less than one year.
(d)

Ratios of expenses to Average Net Assets after reimbursement/fee waiver and before reimbursement/fee waiver are inclusive of recaptured expenses by the investment advisor.  The impact of recaptured expenses was 0.06%, 0.06%, and 0.07% for Class A, Class B, and Class C, respectively (See Note 2).

(e)

Ratio of expenses to Average Net Assets after reimbursement/fee waiver is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.11% for Class C (See Note 2).

(f)	Not annualized.
(g)	Commenced operations on November 15, 2005.
(h)	Rounds to less than $(0.01) per share.
(i)	Rounds to less than $0.01 per share.
(j)

Ratios of expenses to Average Net Assets after reimbursement/fee waiver and before reimbursement/fee waiver are inclusive of recaptured expenses by the investment advisor.  The impact of recaptured expenses was 0.01%, 0.07%, 0.30% and 0.01% for Class A, Class B, Class C, and Class I, respectively (See Note 2).

(k)

Ratios of expenses to Average Net Assets after reimbursement/fee waiver and before reimbursement/fee waiver are inclusive of recaptured expenses by the investment advisor.  The impact of recaptured expenses was 0.03%, 0.03%, and 0.03% for Class A, Class B, and Class C, respectively (See Note 2).

(l)	Rounds to less than 0.01%.
(m)	Commenced operations on March 1, 2003.
(n)	Commenced operations on November 8, 2004.
(o)	Commenced operations on November 11, 2002.
(p)

Ratios of Net Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any (See Note 1).  The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

93

NOTES TO FINANCIAL STATEMENTS

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica American Century Large Company Value, Transamerica Clarion Global Real Estate Securities, Transamerica Evergreen Health Care, Transamerica Jennison Growth, Transamerica Legg Mason Partners Investors Value, Transamerica Marsico Growth, Transamerica MFS International Equity, Transamerica PIMCO Real Return TIPS, and Transamerica PIMCO Total Return, (each, a “Fund”, and collectively, the “Funds”), are part of Transamerica Funds.

Effective March 1, 2008, Transamerica IDEX Mutual Funds changed its name to Transamerica Funds.  Also effective on March 1, 2008, TA IDEX American Century Large Company Value changed its name to Transamerica American Century Large Company Value; TA IDEX Clarion Global Real Estate Securities changed its name to Transamerica Clarion Global Real Estate Securities; TA IDEX Evergreen Health Care changed its name to Transamerica Evergreen Health Care; TA IDEX Jennison Growth changed its name to Transamerica Jennison Growth; TA IDEX Legg Mason Partners Investors Value changed its name to Transamerica Legg Mason Partners Investors Value;  TA IDEX Marsico Growth changed its name to Transamerica Marsico Growth; TA IDEX MFS International Equity changed its name to Transamerica MFS International Equity; TA IDEX PIMCO Real Return TIPS changed its name to Transamerica PIMCO Real Return TIPS; and TA IDEX PIMCO Total Return changed its name to Transamerica PIMCO Total Return.

Transamerica Clarion Global Real Estate Securities, Transamerica Evergreen Health Care, and Transamerica PIMCO Real Return TIPS are “non-diversified” under the 1940 Act.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In preparing the Funds’ financial statements in accordance with accounting  principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income and expenses: The Funds currently have four classes of shares, Class A, Class B, Class C and Class I. Each of the above classes has a public offering price that reflects different sales charges, if any, and different expense levels. Class I shares are currently available for investment primarily to certain affiliated asset allocation funds. Class I shares may also be made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds’ investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Cash: Each Fund may leave cash overnight in its cash account with the custodian, State Street Bank & Trust Company (“State Street”).  State Street has been contracted on behalf of the Funds to invest the excess cash into their savings accounts, which at April 30, 2008  were paying an interest rate of 1.10%.

Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

94

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Commission recapture:  The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program.  A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds.  In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Recaptured comissions during the period ended April 30, 2008  are included in net realized gains on the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Clarion Global Real Estate Securities	$17
Transamerica Evergreen Health Care	49
Transamerica Jennison Growth	19
Transamerica Marsico Growth	10

TBA purchase commitments: The Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments themselves are considered to be securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Repurchase agreements: The Funds are authorized to enter into repurchase agreements. The Funds, through their custodian, State Street, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Funds may lend securities to qualified borrowers, with State Street acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Funds monitor the market value of securities loaned on a daily basis and require collateral in an amount at least equal to the value of the securities loaned.  The values of loaned securities and related collateral outstanding at April 30, 2008 are shown in the Schedule of Investments and also in the Statement of Assets and Liabilities.

95

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

The Funds have invested the cash collateral received from securities loaned in the following short-term, interest-bearing securities:

	Transamerica American Century Large Company Value	Transamerica Clarion Global Real Estate Securities	Transamerica Evergreen Health Care	Transamerica Jennison Growth

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$708	$1,491	$1,962	$858
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	708	1,491	1,962	858
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	1,147	2,418	3,181	1,391
Barclays, Eurodollar Term, 2.99%, 7/7/2008	1,105	2,328	3,063	1,339
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	1,275	2,686	3,534	1,545
Calyon, Eurodollar Term, 2.50%, 7/9/2008	2,082	4,388	5,772	2,524
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $1062, $2239, $2945, and $1288 on 5/1/2008, respectively.	1,062	2,239	2,945	1,288
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	1,275	2,686	3,534	1,546
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $1062, $2238, $2945, and $1288 on 5/1/2008, respectively.	1,062	2,238	2,945	1,288
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	1,545	3,255	4,282	1,873
Morgan Stanley & Co. , Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $1062, $2239, $2945, and $1288 on 5/1/2008, respectively.	1,062	2,239	2,945	1,288
Morgan Stanley & Co. , Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $1062, $2239, $2945, and $1288 on 5/1/2008, respectively.	1,062	2,239	2,945	1,288
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	710	1,495	1,967	860
Reserve Primary, Money Market Fund, 3.07%,	744	1,567	2,062	902
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	1,996	4,206	5,533	2,420
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	2,337	4,925	6,479	2,833
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	1,579	3,327	4,377	1,914
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	79	166	219	95
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	1,062	2,239	2,945	1,288
	$22,600	$47,623	$62,652	$27,398

	Transamerica Legg Mason Partners Investors Value	Transamerica Marsico Growth	Transamerica MFS International Equity	Transamerica PIMCO Total Return

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$90	$1,198	$10	$7
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	90	1,198	10	7
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	146	1,943	16	11
Barclays, Eurodollar Term, 2.99%, 7/7/2008	140	1,871	15	11
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	162	2,159	18	13
Calyon, Eurodollar Term, 2.50%, 7/9/2008	264	3,527	29	21
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $135, $1799, $15, and $11 on 5/1/2008, respectively.	135	1,799	15	11
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	162	2,159	17	13
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $135, $1799, $15, and $11 on 5/1/2008, respectively.	135	1,799	15	11
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	196	2,616	21	16
Morgan Stanley & Co. , Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $135, $1799, $15, and $11 on 5/1/2008, respectively.	135	1,799	15	11
Morgan Stanley & Co. , Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $135, $1799, $15, and $11 on 5/1/2008, respectively.	135	1,799	15	11
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	90	1,202	10	7
Reserve Primary, Money Market Fund, 3.07%,	94	1,260	10	7
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	253	3,380	28	20
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	297	3,958	32	23
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	200	2,674	22	16
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	10	134	1	1
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	135	1,799	15	11
	$2,869	$38,274	$314	$228

96

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Income from loaned securities on the Statements of Operations is net of fees. The fees earned by State Street are represented in the table below:

Fund	Fees
Transamerica American Century Large Company Value	$24
Transamerica Clarion Global Real Estate Securities	27
Transamerica Evergreen Health Care	83
Transamerica Jennison Growth	11
Transamerica Legg Mason Partners Investors Value	2
Transamerica Marsico Growth	30
Transamerica MFS International Equity	0
Transamerica PIMCO Total Return	4

Real Estate Investment Trusts (“REITs”):  There are certain additional risks involved in investing in REITs. These include, but are not limited to: economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since some of the Funds invest primarily in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Loan participations/ assignments: The Funds may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/ assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Security transactions and investment income: Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Funds combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2008 are listed in the Schedules of Investments.

Swap agreements: The Funds may enter into swap agreements to manage their exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolios may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolios owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

97

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain or loss on the Statements of Operations.

Open swaps agreements at April 30, 2008  are listed in the Schedules of Investments.

Futures contracts: The Funds may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2008 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Option contracts: The Funds may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Funds write covered call or put options, an amount equal to the premium received by the Funds is included in the Funds’ Statements of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

Transamerica PIMCO Real Return TIPS	Premium	Contracts *
Balance at October 31, 2007	$47	120
Sales	1,284	1,359
Closing Buys	(116)	(167)
Expirations	(326)	(506)
Exercised	—	—
Balance at April 30, 2008	$889	806

Transamerica PIMCO Total Return	Premium	Contracts *
Balance at October 31, 2007	$528	983
Sales	197	241
Closing Buys	(91)	(249)
Expirations	(483)	(790)
Exercised	—	—
Balance at April 30, 2008	$151	185

*Contracts not in thousands.

Swaptions contracts: The Funds are authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Funds write swaptions, the premiums received are recorded as a liability and are subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in written options in the Statements of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Funds as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

Transamerica PIMCO Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2007	$1,578	58,200
Sales	200	7,190
Closing Buys	(174)	(12,490)
Expirations	(10)	(2,000)
Exercised	—	—
Balance at April 30, 2008	$1,594	50,900

98

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. – (continued)

Transamerica PIMCO Total Return	Premium	Notional Amount
Balance at October 31, 2007	$1,780	139,900
Sales	2,031	79,300
Closing Buys	(2,198)	(143,100)
Expirations	(62)	(9,600)
Exercised	—	—
Balance at April 30, 2008	$1,551	66,500

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period ended April 30, 2008, the Funds received redemption fees which are located in the Funds’ Statements of Changes in Net Assets.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign capital gains taxes: The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments.  The Funds accrue such taxes when the related income or capital gains are earned.  Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

NOTE 2. RELATED PARTY TRANSACTIONS

TAM is the Funds’ investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

The following schedule reflects the percentage of the Funds’ assets owned by affiliated investment companies at April 30, 2008:

	Net Assets	% of Net Assets
Transamerica American Century Large Company Value
Transamerica Asset Allocation-Conservative Portfolio	$24,207	3.79%
Transamerica Asset Allocation-Growth Portfolio	213,259	33.38
Transamerica Asset Allocation-Moderate Portfolio	110,839	17.35
Transamerica Asset Allocation-Moderate Growth Portfolio	272,244	42.62
Total	$620,549	97.14%

	Net Assets	% of Net Assets
Transamerica Clarion Global Real Estate Securities
Transamerica Asset Allocation-Conservative Portfolio	$14,288	3.86%
Transamerica Asset Allocation-Growth Portfolio	103,020	27.83
Transamerica Asset Allocation-Moderate Portfolio	57,434	15.52
Transamerica Asset Allocation-Moderate Growth Portfolio	143,289	38.71
Transamerica Multi-Manager Alternative Strategies Fund	17,427	4.71
Transamerica Multi-Manager International Fund	23,935	6.47
Total	$359,393	97.10%

	Net Assets	% of Net Assets
Transamerica Evergreen Health Care
Transamerica Asset Allocation-Conservative Portfolio	$10,300	3.51%
Transamerica Asset Allocation-Growth Portfolio	47,134	16.04
Transamerica Asset Allocation-Moderate Portfolio	23,492	8.00
Transamerica Asset Allocation-Moderate Growth Portfolio	35,032	11.92
Asset Allocation-Conservative Portfolio	15,980	5.44
Asset Allocation-Growth Portfolio	25,147	8.56
Asset Allocation-Moderate Growth Portfolio	88,831	30.23
Asset Allocation-Moderate Portfolio	42,125	14.34
Total	$288,041	98.04%

	Net Assets	% of Net Assets
Transamerica Jennison Growth
Transamerica Asset Allocation-Conservative Portfolio	$10,466	4.99%
Transamerica Asset Allocation-Growth Portfolio	115,717	55.20
Transamerica Asset Allocation-Moderate Portfolio	17,575	8.38
Transamerica Asset Allocation-Moderate Growth Portfolio	42,056	20.06
Total	$185,814	88.63%

	Net Assets	% of Net Assets
Transamerica Legg Mason Partners Investors Value
Transamerica Asset Allocation-Moderate Portfolio	126	0.18
Transamerica Asset Allocation-Moderate Growth Portfolio	55,833	78.76
Total	$55,959	78.94%

	Net Assets	% of Net Assets
Transamerica Marsico Growth
Transamerica Asset Allocation-Conservative Portfolio	$23,486	5.43%
Transamerica Asset Allocation-Growth Portfolio	123,368	28.52
Transamerica Asset Allocation-Moderate Portfolio	90,344	20.88
Transamerica Asset Allocation-Moderate Growth Portfolio	173,072	40.01
Total	$410,270	94.84%

99

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

Transamerica PIMCO Real Return TIPS	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$54,803	7.22%
Transamerica Asset Allocation-Moderate Portfolio	120,663	15.90
Transamerica Asset Allocation-Moderate Growth Portfolio	123,479	16.27
Asset Allocation-Conservative Portfolio	85,643	11.29
Asset Allocation-Moderate Growth Portfolio	162,341	21.40
Asset Allocation-Moderate Portfolio	191,845	25.28
International Moderate Growth Fund	11,139	1.47
Total	$749,913	98.83%

Transamerica PIMCO Total Return	Net Assets	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$107,721	18.25%
Transamerica Asset Allocation-Moderate Portfolio	221,271	37.48
Transamerica Asset Allocation-Moderate Growth Portfolio	238,362	40.37
Total	$567,354	96.10%

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Fund	Breakpoints
Transamerica American Century Large Company Value	0.835% of the first $250 million of ANA
0.80% of the next $150 million of ANA
0.775% of the next $350 million of ANA
0.70% of ANA over $750 million

Transamerica Clarion Global Real Estate Securities	0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

Transamerica Evergreen Health Care	0.87% of the first $100 million of ANA
0.85% of the next $150 million of ANA
0.80% of ANA over $250 million

Transamerica Jennison Growth	0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.675% of the next $500 million of ANA
0.65% of ANA over $1.5 billion

Transamerica Legg Mason Partners Investors Value	0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

Transamerica Marsico Growth	0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

Transamerica MFS International Equity	0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion

Transamerica PIMCO Real Return TIPS	0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

Transamerica PIMCO Total Return	0.675% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

Prior to March 1, 2007, TAM had contractually agreed to waive its advisory fee and reimburse the Funds to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

Fund	Expense Limit
Transamerica American Century Large Company Value	1.45%
Transamerica Clarion Global Real Estate Securities	1.40
Transamerica Evergreen Health Care	1.47
Transamerica Jennison Growth	1.40
Transamerica Legg Mason Partners Investors Value	1.20
Transamerica Marsico Growth	1.40
Transamerica MFS International Equity	1.32
Transamerica PIMCO Real Return TIPS	1.30
Transamerica PIMCO Total Return	1.30

As of March 1, 2007, the expense limits for the Funds were removed.

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may have been required to pay the adviser a portion or all of the reimbursed class expenses.

As of March 1, 2007, TAM no longer requires the Funds to pay prior reimbursed class expenses.

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following for the period ended April 30, 2008:

Fund	Fees
Transamerica American Century Large Company Value	$34
Transamerica Clarion Global Real Estate Securities	15
Transamerica Evergreen Health Care	12
Transamerica Jennison Growth	50
Transamerica Legg Mason Partners Investors Value	34
Transamerica Marsico Growth	34
Transamerica MFS International Equity	56
Transamerica PIMCO Real Return TIPS	7
Transamerica PIMCO Total Return	22

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the advisers for the period ended April 30, 2008 were as follows:

100

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

Fund	Brokerage Commissions
Transamerica American Century Large Company Value	$—	*

*Rounds to less than $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds, including the Funds, or investment options under Transamerica Partners Funds Group II, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica Funds. The pro rata liability to the Funds of all deferred fees in the Plan as of April 30, 2008, amounted to the following:

Fund	Deferred Fees
Transamerica American Century Large Company Value	$7
Transamerica Clarion Global Real Estate Securities	4
Transamerica Evergreen Health Care	9
Transamerica Jennison Growth	7
Transamerica Legg Mason Partners Investors Value	12
Transamerica Marsico Growth	4
Transamerica MFS International Equity	8
Transamerica PIMCO Real Return TIPS	12
Transamerica PIMCO Total Return	6

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

For the period ended April 30, 2008, the Fund’s liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees Due
Transamerica American Century Large Company Value	$4
Transamerica Clarion Global Real Estate Securities	4
Transamerica Evergreen Health Care	7
Transamerica Jennison Growth	2
Transamerica Legg Mason Partners Investors Value	2
Transamerica Marsico Growth	2
Transamerica MFS International Equity	1
Transamerica PIMCO Real Return TIPS	8
Transamerica PIMCO Total Return	3

As of April 30, 2008, the payments made related to the Emeritus Plan were as follows:

Fund	Emeritus Payments
Transamerica American Century Large Company Value	$12
Transamerica Clarion Global Real Estate Securities	10
Transamerica Evergreen Health Care	19
Transamerica Jennison Growth	5
Transamerica Legg Mason Partners Investors Value	4
Transamerica Marsico Growth	6
Transamerica MFS International Equity	2
Transamerica PIMCO Real Return TIPS	23
Transamerica PIMCO Total Return	9

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Funds shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2008 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica American Century Large Company Value	$87,408	$—	$79,066	$—
Transamerica Clarion Global Real Estate Securities	107,221	—	72,290	—
Transamerica Evergreen Health Care	56,787	—	83,553	—
Transamerica Jennison Growth	107,166	—	68,044	—
Transamerica Legg Mason Partners Investors Value	5,239	—	9,851	—
Transamerica Marsico Growth	183,930	—	153,363	—
Transamerica MFS International Equity	3,308	—	7,648	—
Transamerica PIMCO Real Return TIPS	3,569,931	34,301	3,425,336	44,020
Transamerica PIMCO Total Return	3,026,561	387,012	2,910,245	426,339

101

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, swaps, option contracts, futures contracts, post-October loss deferrals and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Fund	Capital Loss Carryforwards		Available Through
Transamerica Jennison Growth	$33		October 31, 2015
Transamerica Marsico Growth	1,067		October 31, 2011
Transamerica MFS International Equity	1,812	*	October 31, 2010
Transamerica PIMCO Real Return TIPS	9,731		October 31, 2014
Transamerica PIMCO Real Return TIPS	11,449		October 31, 2015

*Amount is limited under IRC 382-383

Funds not listed in the above table did not have any capital loss carryforwards.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of April 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

102

TRANSAMERICA AMERICAN CENTURY LARGE COMPANY VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica American Century Large Company Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and American Century Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s longer-term performance was slightly below the median for its peer group but above median in the short-term. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees and total expenses are above the median of a peer group of comparable funds. The Board noted further that fees were renegotiated in 2008. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Board noted further that an additional advisory breakpoint is offered above the sub-advisory breakpoints. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

103

TRANSAMERICA CLARION GLOBAL REAL ESTATE SECURITIES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ING Clarion Real Estate Securities LP (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s modified its mandate in November 2005 to include global real estate securities. The Board noted that the Fund’s performance was well above the median for the 1- and 3-year periods relative to its peer universe. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees and total expenses are in line with the Fund’s peer group and peer universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

104

TRANSAMERICA EVERGREEN HEALTH CARE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Evergreen Health Care (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Evergreen Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s short and longer-term performance was above the median for its peer universe. The Board did note that part of the Fund’s longer-term track record is attributable to the past sub-adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees are approximately at the median relative to a peer group and peer universe of funds and total expenses are below the median relative to the Fund’s peer group and peer universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

105

TRANSAMERICA JENNISON GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Jennison Associates LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s performance was below the median for the short and longer-term periods relative to its peer universe. The Board noted further that the longer-term performance comparisons are not as relevant since the Fund changed its investment strategy in March 2004. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees are  below the median of the Fund’s peer group and just above the median of the peer universe, and the total expenses are slightly below the median for the peer group and  approximately at the median of the peer universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

106

TRANSAMERICA LEGG MASON PARTNERS INVESTORS VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Partners Investors Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ClearBridge Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s short and longer-term performance was below the median for its peer universe. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees are slightly above the median relative to a peer group of funds and total expenses are below the median relative to the Fund’s peer group. The Board noted further that fees were renegotiated in 2006. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows despite the fact that there is a flat sub-advisory fee schedule. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

107

TRANSAMERICA MARSICO GROWTH

INVESTMENT ADVISORY, SUB-ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Marisco Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Columbia Management Advisors, LLC (the “Sub-Adviser”) and the portfolio management agreement (the “Portfolio Management Agreement”) between the Sub-Adviser and Marsico Capital Management, LLC (“MCM”), to determine whether the agreements should be renewed for a six-month period. The Board noted that the Sub-Adviser has entered into an agreement with MCM to provide portfolio management services for the Fund, and that the Board had considered that agreement at a Board meeting held in October, 2007. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM, the Sub-Adviser and MCM such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by MCM. The Trustees also carefully considered information they had previously received from TAM, the Sub-Adviser and MCM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and MCM to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and MCM are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and MCM for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and MCM, TAM’s management oversight process and the professional qualifications of the portfolio management team of MCM. The Trustees determined that TAM and MCM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s 3- and 5-year performance was above the median for its peer universe and short-term results were slightly below the median. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and MCM are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees and total expenses are near the median relative to its peer group and peer universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and MCM. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and MCM offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to MCM, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and MCM from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

108

TRANSAMERICA MFS INTERNATIONAL EQUITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and MFS® Investment Management (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s performance was below the median for the short and longer-term periods relative to its peer universe. The Board noted further that the longer-term performance is attributable to the Fund’s former manager. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees are approximately at the median of the Fund’s peer group and slightly above the median of the peer universe, and the total expenses are below the median for the peer group and peer universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

109

TRANSAMERICA PIMCO REAL RETURN TIPS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Real Return TIPS (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Board noted that the Fund’s performance was slightly below the median for the 1- and 3-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees are above the median relative to its the peer group and peer universe, and that the Fund’s total expenses were below the median of the peer group and universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offer breakpoints which appropriately benefit investors by passing along economies of scale in the form of lower management fees as the level of assets grows despite the fact that there is a flat sub-advisory fee schedule. The Board noted further that an additional breakpoint has been proposed for 2008. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

110

TRANSAMERICA PIMCO TOTAL RETURN

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period. It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007. The Trustees noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods and just below the median for the past 5-year period. The Trustees further noted that the Fund’s risk level was slightly above the median for the peer universe and that the Fund’s risk/reward ratio was slightly below the median. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

111

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

112

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Class I Funds

Semi-Annual Report

April 30, 2008

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds (“Transamerica Funds” or the “Trust”), we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been volatile over the past six months as investors have digested a material slowdown in GDP growth, housing recession, credit crisis, and rising oil and food prices.  In this environment, many funds have struggled to produce positive returns.  Investors have flocked to money market instruments and Treasuries in a flight to quality.  The Federal Reserve has been aggressive in lowering the federal funds rate from 4.50% in November to 2.00% at the end of April.  The rate reductions by the Federal Reserve signaled an effort to inject liquidity and stability to the markets which have been adversely affected by credit conditions and a weakening economy.  For the six months ended April 30, 2008, the Dow Jones Industrial Average returned -6.79%, the Standard & Poor’s 500 Index returned -9.64%, and the Lehman Aggregate Bond Index returned 4.08%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Transamerica AllianceBernstein International Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$888.17	0.93%	$4.38
Hypothetical (b)	1,000.00	1,020.29	0.93	4.68

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Australia (2.7%)
BHP Billiton, Ltd.	124,500	$4,959
National Australia Bank, Ltd.	148,521	4,228
Qantas Airways, Ltd.	592,000	1,897
Zinifex, Ltd.	254,500	2,422
Austria (0.7%)
Voestalpine AG	49,100	3,765
Belgium (1.3%)
Fortis ‡	241,332	6,575
Canada (5.8%)
Bombardier, Inc. -Class B ‡	347,360	2,276
Canadian Imperial Bank of Commerce	35,709	2,630
EnCana Corp.	23,600	1,904
Fairfax Financial Holdings, Ltd.	4,500	1,358
Gerdau Ameristeel Corp. ^	226,700	3,534
Hudbay Minerals, Inc. ‡	46,900	885
ING Canada, Inc.	1	♦
Inmet Mining Corp.	21,100	1,732
Methanex Corp.	76,500	1,785
Nova Chemicals Corp.	41,400	1,043
Petro-Canada	95,700	4,795
Royal Bank of Canada	57,832	2,757
Sun Life Financial, Inc.	55,241	2,671
Toronto-Dominion Bank	29,000	1,904
Finland (1.7%)
Nokia OYJ	173,600	5,330
Stora ENSO OYJ -Class R ^	264,600	3,279
France (11.9%)
Air France	77,800	2,419
Arkema ‡	30,400	1,757
BNP Paribas	67,820	7,312
Credit Agricole SA	189,635	6,392
France Telecom SA	121,400	3,810
Lagardere Sca	63,300	4,552
Michelin -Class B	39,000	3,568
Renault SA	70,800	7,281
Sanofi-Aventis SA	93,300	7,285
Societe Generale ‡	12,280	1,419
Societe Generale ^	49,120	5,748
Total SA	102,900	8,641
Germany (14.2%)
Allianz SE	53,900	10,987
BASF SE	81,000	11,558
Deutsche Bank AG	81,800	9,802
Deutsche Lufthansa AG	160,600	4,218
Deutsche Telekom AG	242,200	4,352
E.ON AG	47,900	9,748
Epcos AG	30,200	463
Infineon Technologies AG ‡	359,300	3,362
Muenchener Rueckversicherungs AG	35,200	6,810
RWE AG	53,810	6,194
Suedzucker AG	54,100	1,231
TUI AG ‡	105,100	3,008
Italy (3.3%)
Buzzi Unicem SpA	65,300	1,671
ENI SpA	239,500	9,236
Fondiaria-Sai SpA	43,700	1,762
Fondiaria-Sai SpA	5,900	156
Telecom Italia SpA	1,234,800	2,599
Telecom Italia SpA	878,300	1,443
Japan (22.0%)
Aisin Seiki Co., Ltd.	38,400	1,334
Dic Corp.	190,000	605
Fujitsu, Ltd.	628,000	3,984
Hachijuni Bank, Ltd.	270,000	1,772
Hitachi, Ltd.	524,000	3,515
Honda Motor Co., Ltd.	132,900	4,196
JFE Holdings, Inc.	158,000	8,617
Kyushu Electric Power Co., Inc.	119,100	2,689
Mitsubishi Chemical Holdings Corp.	467,000	3,083
Mitsubishi Corp.	136,700	4,369
Mitsubishi UFJ Financial Group, Inc.	761,000	8,330
Mitsui & Co., Ltd.	204,000	4,763
Mitsui Chemicals, Inc.	333,000	2,020
Mitsui O.S.K. Lines, Ltd.	335,000	4,587
Namco Bandai Holdings, Inc.	126,000	1,570
Nippon Mining Holdings, Inc.	259,000	1,594
Nippon Steel Corp.	710,000	3,968
Nippon Telegraph & Telephone Corp.	1,108	4,750
Nippon Yusen Kabushiki Kaisha	229,000	2,213
Nissan Motor Co., Ltd.	918,400	8,102
ORIX Corp.	21,240	3,813
Sharp Corp.	295,000	4,931
Sumitomo Mitsui Financial Group, Inc.	921	7,887
Tokyo Electric Power Co., Inc.	223,800	5,664
Toshiba Corp.	638,000	5,262
Tosoh Corp.	303,000	1,160
Toyota Motor Corp.	132,900	6,702
Luxembourg (1.6%)
Arcelormittal	93,047	8,227
Netherlands (4.0%)
ING Groep NV	278,200	10,616
Koninklijke Ahold NV	350,660	5,197
Koninklijke BAM Groep NV	93,900	2,256
Wolters Kluwer NV	73,200	1,967
Norway (1.4%)
Statoil ASA	189,850	6,855
Singapore (0.3%)
Neptune Orient Lines, Ltd.	637,000	1,511
Spain (1.7%)
Banco Santander SA	116,100	2,504
Repsol YPF SA	151,600	6,146

The notes to the financial statements are an integral part of this report.

	Shares	Value
Sweden (2.5%)
Electrolux AB Series B, -Class B	123,600	$1,897
Nordea Bank AB	120,400	1,993
Svenska Cellulosa AB, -Class B	182,400	3,073
Tele2 AB -Class B	183,000	4,076
Volvo AB -Class B	101,000	1,542
Switzerland (2.6%)
Credit Suisse Group AG	100,000	5,540
Novartis AG	147,950	7,486
United Kingdom (18.6%)
Antofagasta PLC	169,700	2,697
Associated British Foods PLC	227,600	3,974
Aviva PLC	374,801	4,673
BAE Systems PLC	280,600	2,594
Barclays Bank PLC	593,500	5,366
BHP Billiton, Ltd.	72,000	2,567
BP PLC	365,700	4,425
British American Tobacco PLC	114,100	4,287
GlaxoSmithKline PLC	385,000	8,548
HBOS PLC	751,750	7,005
Home Retail Group PLC	376,000	1,966
ITV PLC	1,473,770	1,926
Kazakhmys PLC	46,700	1,463
Royal & Sun Alliance Insurance Group PLC	671,216	1,787
Royal Bank of Scotland Group PLC	1,027,400	7,020
Royal Dutch Shell PLC -Class A	360,230	14,481
Trinity Mirror PLC	98,700	532
TUI Travel PLC	633,700	2,971
Vodafone Group PLC	3,394,412	10,777
Xstrata PLC	65,320	5,104
Total Common Stocks (cost $468,045)		487,042

Total Securities Lending Collateral (cost $8,374) ¡		8,374

Total Investment Securities (cost $476,419) #		$495,416

The notes to the financial statements are an integral part of this report.

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.3%	$80,842
Oil, Gas & Consumable Fuels	11.7%	58,077
Metals & Mining	10.1%	49,941
Insurance	6.1%	30,204
Automobiles	5.3%	26,281
Pharmaceuticals	4.7%	23,318
Chemicals	4.6%	23,012
Diversified Telecommunication Services	4.2%	21,029
Electric Utilities	3.7%	18,101
Capital Markets	3.1%	15,342
Wireless Telecommunication Services	2.2%	10,777
Diversified Financial Services	2.1%	10,616
Computers & Peripherals	1.9%	9,246
Trading Companies & Distributors	1.8%	9,131
Media	1.8%	8,978
Airlines	1.7%	8,534
Marine	1.7%	8,311
Household Durables	1.4%	6,828
Paper & Forest Products	1.3%	6,353
Multi-Utilities	1.2%	6,194
Hotels, Restaurants & Leisure	1.2%	5,979
Communications Equipment	1.1%	5,330
Food Products	1.1%	5,205
Food & Staples Retailing	1.0%	5,197
Auto Components	1.0%	4,902
Aerospace & Defense	1.0%	4,870
Tobacco	0.9%	4,287
Electronic Equipment & Instruments	0.8%	3,977
Consumer Finance	0.8%	3,813
Semiconductors & Semiconductor Equipment	0.7%	3,362
Construction & Engineering	0.5%	2,256
Internet & Catalog Retail	0.4%	1,966
Construction Materials	0.3%	1,671
Leisure Equipment & Products	0.3%	1,570
Machinery	0.3%	1,542
Investment Securities, at value	98.3%	487,042
Short-Term Investments	1.7%	8,374
Total Investments	100.0%	$495,416

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $7,843.
¡

Cash collateral for the Repurchase Agreements, valued at $1,568, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $476,419. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,451 and $37,454, respectively. Net unrealized appreciation for tax purposes is $18,997.

The notes to the financial statements are an integral part of this report.

Transamerica Bjurman, Barry Micro Emerging Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$713.83	1.12%	$4.77
Hypothetical (b)	1,000.00	1,019.29	1.12	5.62

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica Bjurman, Barry Micro Emerging Growth

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace & Defense (3.7%)
Cubic Corp.	53,500	$1,450
Stanley, Inc. ‡	63,100	1,592
Auto Components (1.8%)
Hawk Corp. -Class A ‡	84,200	1,440
Capital Markets (0.2%)
BGC Partners, Inc. -Class A ‡	16,712	161
Chemicals (1.8%)
Calgon Carbon Corp. ‡ ^	101,200	1,442
Commercial Services & Supplies (2.8%)
Exponent, Inc. ‡	44,900	1,515
Hill International, Inc. ‡	20,000	289
ICF International, Inc. ‡	28,200	503
Communications Equipment (2.7%)
EMS Technologies, Inc. ‡	22,200	574
Extreme Networks ‡	103,600	314
Harmonic Lightwaves, Inc. ‡	161,900	1,339
Construction & Engineering (0.6%)
Furmanite Corp. ‡	60,300	510
Diversified Telecommunication Services (1.5%)
Atlantic Tele-Network, Inc.	38,300	1,192
Electrical Equipment (1.6%)
C&D Technologies, Inc. ‡ ^	27,000	149
Powell Industries, Inc. ‡	27,500	1,157
Electronic Equipment & Instruments (3.3%)
Mesa Laboratories, Inc.	29,300	645
Methode Electronics, Inc.	102,600	1,112
Synnex Corp. ‡	39,700	948
Energy Equipment & Services (4.7%)
Dawson Geophysical Co. ‡	22,100	1,599
Matrix Service Co. ‡	32,600	655
T-3 Energy Services, Inc. ‡	30,000	1,584
Food Products (1.9%)
Darling International, Inc. ‡	103,450	1,580
Health Care Equipment & Supplies (6.5%)
Abaxis, Inc. ‡	57,500	1,465
Cynosure, Inc. -Class A ‡	36,600	952
Kensey Nash Corp. ‡	15,500	452
Neogen Corp. ‡	35,600	895
Synovis Life Technologies, Inc. ‡	90,700	1,529
Health Care Providers & Services (5.4%)
Chindex International, Inc. ‡	59,550	1,459
HMS Holdings Corp. ‡ ^	70,500	1,817
Sun Healthcare Group, Inc. ‡	85,100	1,119
Insurance (2.8%)
American Physicians Capital, Inc.	34,700	1,608
Darwin Professional Underwriters, Inc. ‡	9,800	243
National Interstate Corp.	18,800	428
Internet Software & Services (8.8%)
Bankrate, Inc. ‡ ^	27,600	1,442
Interwoven, Inc. ‡	121,300	1,366
Perficient, Inc. ‡	72,400	664
S1 Corp. ‡	208,400	1,409
TheStreet.com, Inc. ^	99,100	774
Vocus, Inc. ‡	54,200	1,506
IT Services (4.6%)
Exlservice Holdings, Inc. ‡	62,100	1,560
Sapient Corp. ‡	117,400	836
TNS, Inc. ‡	60,000	1,380
Leisure Equipment & Products (0.4%)
Jakks Pacific, Inc. ‡	13,100	308
Life Sciences Tools & Services (5.1%)
Icon PLC ‡	34,300	2,469
Parexel International Corp. ‡	66,800	1,697
Machinery (8.6%)
Axsys Technologies, Inc. ‡	29,700	1,620
Dynamic Materials Corp.	39,700	1,867
Flow International Corp. ‡	45,400	456
K-Tron International, Inc. ‡	14,000	1,918
LB Foster Co. -Class A ‡	23,800	764
Sun Hydraulics Corp.	11,300	341
Marine (2.9%)
Navios Maritime Holdings, Inc.	104,100	1,144
TBS International, Ltd. -Class A ‡ ^	29,681	1,193
Metals & Mining (2.2%)
Hecla Mining Co. ‡ ^	104,600	1,073
Olympic Steel, Inc.	13,500	691
Oil, Gas & Consumable Fuels (7.7%)
Arena Resources, Inc. ‡	58,200	2,613
Petroquest Energy, Inc. ‡	103,000	2,140
Vaalco Energy, Inc. ‡	76,200	494
Warren Resources, Inc. ‡ ^	82,700	1,016
Paper & Forest Products (1.4%)
Buckeye Technologies, Inc. ‡	133,966	1,156
Pharmaceuticals (0.5%)
Vivus, Inc. ‡	66,800	379
Semiconductors & Semiconductor Equipment (4.1%)
O2micro International, Ltd. ‡	59,900	455
Pericom Semiconductor Corp. ‡	75,000	1,278
Sigma Designs, Inc. ‡ ^	44,100	788
Standard Microsystems Corp. ‡ ^	28,600	848
Software (6.9%)
Actuate Corp. ‡	48,100	196
Bsquare Corp. ‡	308,800	1,485
Epiq Systems, Inc. ‡	80,063	1,236
JDA Software Group, Inc. ‡	77,600	1,467
Netscout Systems, Inc. ‡	119,100	1,191
Specialty Retail (0.9%)
Wet Seal, Inc. -Class A ‡	213,300	740
Textiles, Apparel & Luxury Goods (1.4%)
Movado Group, Inc.	51,600	1,127

The notes to the financial statements are an integral part of this report.

	Shares	Value
Trading Companies & Distributors (1.7%)
Kaman Corp. -Class A	51,600	$1,398
Total Common Stocks (cost $77,566)		80,202

Total Securities Lending Collateral (cost $8,853) ¡		8,853

Total Investment Securities (cost $86,419) #		$89,055

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $8,326.
¡

Cash collateral for the Repurchase Agreements, valued at $1,658, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $86,419. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,036 and $7,400, respectively. Net unrealized appreciation for tax purposes is $2,636.

The notes to the financial statements are an integral part of this report.

Transamerica BlackRock Global Allocation

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$993.45	0.84%	$4.16
Hypothetical (b)	1,000.00	1,020.69	0.84	4.22

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (15.5%) £
United States (15.5%)
U.S. Treasury Bill
Zero Coupon, due 05/08/2008	$10,500		$10,499
U.S. Treasury Inflation Indexed Bond, TIPS
2.38%, due 01/15/2027	5,196		5,464
U.S. Treasury Inflation Indexed Note, TIPS
0.88%, due 04/15/2010	5,279		5,350
1.88%, due 07/15/2015 ¡	5,088		5,315
2.00%, due 04/15/2012 – 01/15/2016	11,962		12,565
2.38%, due 04/15/2011 – 01/15/2017 ¡	9,747		10,312
2.50%, due 07/15/2016	14,293		15,581
2.63%, due 07/15/2017	919		1,011
U.S. Treasury Notes
2.13%, due 01/31/2010	1,790		1,787
4.63%, due 07/31/2009 – 02/29/2012	6,155		6,489
4.88%, due 05/31/2011	5,650		6,048
Total U.S. Government Obligations (cost $76,377)			80,421

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
United States (1.4%)
Fannie Mae
5.13%, due 07/13/2009	2,760		2,836
Freddie Mac
4.25%, due 07/15/2009	2,800		2,848
6.63%, due 09/15/2009	1,600		1,680
Total U.S. Government Agency Obligations (cost $7,382)			7,364

FOREIGN GOVERNMENT OBLIGATIONS (11.2%)
Australia (0.6%)
Australia Government Bond
5.25%, due 08/15/2010	AUD	1,350	1,239
6.00%, due 02/15/2017	AUD	711	657
7.50%, due 09/15/2009	AUD	675	644
8.75%, due 08/15/2008	AUD	675	639
Brazil (0.4%)
Brazil Notas Do Tesouro Nacional Series B
6.00%, due 08/15/2010	BRL	1,800	1,780
10.00%, due 01/01/2012 – 01/01/2017	BRL	876	462
Canada (0.6%)
Canadian Government Bond
4.00%, due 09/01/2010 – 06/01/2016	CAD	2,865	2,925
France (0.1%)
Caisse D’amortissement de La Dette
3.25%, due 04/25/2013	EUR	400	596
Germany (3.5%)
Bundesrepublik Deutschland
4.25%, due 07/04/2017	EUR	2,150	3,378
Deutsche Bundesrepublik, TIPS
1.50%, due 04/15/2016	EUR	3,784	5,740
Federal Republic of Germany
4.00%, due 07/04/2016	EUR	5,200	8,018
Kreditanstalt Fuer Wiederaufbau
4.25%, due 07/04/2014	EUR	700	1,094
Japan (1.1%)
Japanese Government
CPI Linked Bond, TIPS
0.80%, due 09/10/2015 – 03/10/2016	JPY	630,179	5,859
Malaysia (0.9%)
Bank Negara Malaysia Monetary Notes
Zero Coupon, due 08/28/2008 – 09/23/2008	MYR	4,110	1,287
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	737
Malaysia Government Bond
3.76%, due 04/28/2011	MYR	5,100	1,628
3.87%, due 04/13/2010	MYR	3,500	1,118
Netherlands (0.4%)
Kingdom of the Netherlands
3.75%, due 07/15/2014	EUR	1,200	1,837
New Zealand (0.1%)
New Zealand Government , TIPS
4.50%, due 02/15/2016	NZD	400	417
Poland (0.3%)
Republic of Poland , TIPS
3.00%, due 08/24/2016	PLN	3,123	1,432
Sweden (0.3%)
Kingdom of Sweden , TIPS
4.00%, due 12/01/2008	SEK	7,000	1,433
United Kingdom (2.9%)
United Kingdom Gilt
4.00%, due 09/07/2016	GBP	1,825	3,473
5.00%, due 03/07/2018	GBP	2,480	5,041
4.25%, due 03/07/2011	GBP	3,335	6,576
Total Foreign Government Obligations (cost $54,445)			58,010

ASSET-BACKED SECURITIES (0.0%)
Cayman Islands (0.0%)
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, due 12/15/2017	$200		110
Total Asset-Backed Securities (cost $177)			110

CORPORATE DEBT SECURITIES (1.7%)
Brazil (0.0%)
Cosan Finance, Ltd. -144A
7.00%, due 02/01/2017	90		84
Canada (0.1%)
Rogers Wireless, Inc.
7.63%, due 12/15/2011	CAD	500	530

The notes to the financial statements are an integral part of this report.

	Principal		Value
Cayman Islands (0.1%)
Chaoda Modern Agriculture , Reg S
7.75%, due 02/08/2010	$300		$297
Hutchison Whampoa International, Ltd. , Reg S
5.45%, due 11/24/2010	300		305
France (0.4%)
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,936
Ireland (0.1%)
Vip Finance Ireland, Ltd. For OJSC
Vimpel Communications -144A
9.13%, due 04/30/2018	$700		701
Supranational (0.6%)
European Investment Bank
Zero Coupon, due 05/01/2008	BRL	4,000	2,361
3.63%, due 10/15/2011	EUR	296	453
United States (0.4%)
General Electric Capital Corp.
0.96%, due 01/15/2010 *	JPY	204,000	1,952
General Motors Corp.
8.25%, due 07/15/2023	$234		175
Total Corporate Debt Securities (cost $7,542)			8,794

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
United States (0.3%)
Citigroup, Inc., 6.50%	20,000	1,034
Fannie Mae, 5.38%	8	568
Total Convertible Preferred Stocks (cost $1,736)		1,602

PREFERRED STOCKS (0.9%)
Brazil (0.4%)
All America Latina Logistica SA	41,200	528
Banco Bradesco SA	13,407	305
Cia Brasileira de Distribuicao Grupo Pao de Acucar	23,918	537
Usinas Siderurgicas de Minas Gerais SA -Class A	14,175	669
United States (0.5%)
Goldman Sachs Group, Inc. ‡	2,225,000	2,148
Lehman Brothers Holdings, Inc.	306	375
Total Preferred Stocks (cost $3,680)		4,562

COMMON STOCKS (58.2%)
Australia (0.8%)
BHP Billiton, Ltd.	26,500	1,056
Coca-Cola Amatil, Ltd.	21,200	168
Great Southern, Ltd.	32,200	47
Macquarie Airports	60,900	180
Macquarie Infrastructure Group	160,200	427
Newcrest Mining, Ltd.	12,670	345
Rio Tinto, Ltd.	8,100	1,039
Transurban Group ‡	57,975	375
Woodside Petroleum, Ltd.	11,600	611
Zinifex, Ltd.	9,500	90
Austria (0.0%)
Telekom Austria AG	2,500	62
Belgium (0.4%)
Fortis	26,590	725
RHJ International -144A ‡	26,600	350
RHJ International ‡	71,000	934
Bermuda (0.9%)
Accenture, Ltd. -Class A	300	11
Axis Capital Holdings, Ltd.	400	14
Cheung Kong Infrastructure Holdings, Ltd.	104,000	450
Covidien, Ltd.	6,525	305
Endurance Specialty Holdings, Ltd.	16,200	601
Everest RE Group, Ltd.	2,100	190
Foster Wheeler, Ltd. ‡	17,964	1,144
IPC Holdings, Ltd.	10,000	291
Nabors Industries, Ltd. ‡	4,850	182
Noble Group, Ltd.	89,891	148
Platinum Underwriters Holdings, Ltd.	7,700	276
RenaissanceRe Holdings, Ltd.	6,200	319
Tyco International, Ltd.	4,925	230
Weatherford International, Ltd. ‡	4,200	339
Brazil (1.9%)
Cia Energetica de Minas Gerais	9,794	201
Cia Vale do Rio Doce	42,000	1,337
Cosan SA Industria E Comercio	13,900	240
Gafisa SA	20,500	440
JBS SA ‡	56,000	291
Obrascon Huarte Lain Brasil SA	18,800	250
Petroleo Brasileiro SA -Class A	35,100	3,549
Petroleo Brasileiro SA	16,400	1,991
Slc Agricola SA	60,900	1,134
Unibanco - Uniao de Bancos Brasileiros SA ‡	2,200	320
VIVO Participacoes SA ‡	52,500	354
Canada (2.3%)
Alamos Gold, Inc. ‡	50,900	308
Aurelian Resources, Inc. ‡	41,700	170
Barrick Gold Corp.	15,095	583
BCE, Inc.	600	22
Canadian Natural Resources, Ltd.	5,600	476
Canadian Pacific Railway, Ltd.	23,500	1,622

The notes to the financial statements are an integral part of this report.

	Shares	Value
Canada (continued)
Eldorado Gold Corp. ‡	86,800	$592
EnCana Corp.	300	24
Goldcorp, Inc.	63,700	2,275
Golden Star Resources, Ltd. ‡	28,000	94
Iamgold Corp.	16,700	100
Imperial Oil, Ltd.	400	23
Kinross Gold Corp.	114,819	2,170
Magna International, Inc. -Class A	200	15
Nortel Networks Corp. ‡	22,300	190
Peak Gold, Ltd. R1933 ‡	82,000	58
Petro-Canada	7,500	376
Rogers Communications, Inc. -Class B	28,400	1,267
Sino-Forest Corp. -Class A ‡	14,000	212
Sun Life Financial, Inc.	200	10
Talisman Energy, Inc.	4,500	91
TELUS Corp.	6,600	304
Viterra, Inc. ‡	23,400	320
Yamana Gold, Inc.	60,100	770
Cayman Islands (1.0%)
ACE, Ltd.	18,900	1,140
Chaoda Modern Agriculture	804,560	1,156
Noble Corp.	2,900	163
Seagate Technology	800	15
Tianjin Port Development Holdings, Ltd.	608,300	341
Transocean, Inc.	3,813	562
XL Capital, Ltd. -Class A	44,400	1,549
Chile (0.2%)
Banco Santander SA	10,300	541
Centros Comerciales Sudamericanos SA	33,500	142
Enersis SA	8,900	168
Saci Falabella	25,700	140
China (0.5%)
China Communications Services Corp., Ltd. -Class H ‡	9,300	7
China Life Insurance Co., Ltd.	5,733	376
China Shenhua Energy Co., Ltd. -Class H	258,700	1,188
Hainan Meilan International Airport Co., Ltd. -Class H	93,400	97
Huaneng Power International, Inc. -Class H	60,000	50
Jiangsu Expressway Co., Ltd. -Class H	71,400	67
Ping An Insurance Group Co. of China, Ltd. -Class H	29,200	277
Shanghai Electric Group Co., Ltd. -Class H	423,600	239
Xiamen International Port Co., Ltd. -Class H	847,200	278
Cyprus (0.0%)
AFI Development PLC ‡	20,700	150
Denmark (0.1%)
Danske Bank A/S -Class R	10,192	352
Egypt (0.1%)
Telecom Egypt	99,554	362
Finland (0.0%)
Fortum OYJ	4,941	210
Nokia OYJ	600	18
France (1.1%)
Alcatel-Lucent	6,000	40
Cie Generale D’Optique Essilor International SA	11,100	690
Electricite de France	6,408	670
France Telecom SA	33,000	1,036
Sanofi-Aventis SA	700	27
Societe Generale	5,073	594
Suez SA	8,836	626
Total SA	17,035	1,431
Vallourec	2,325	634
Germany (1.3%)
Allianz SE	5,373	1,095
Bayer AG	11,767	1,004
Bayer AG	300	25
Bayerische Motoren Werke AG	11,592	636
Daimler AG	9,465	736
Deutsche Post AG	21,699	677
Deutsche Telekom AG	31,646	569
E.ON AG	6,311	1,284
Siemens AG	7,898	929
Hong Kong (1.1%)
Beijing Enterprises Holdings, Ltd.	287,289	1,181
Cheung Kong Holdings, Ltd.	38,500	600
China Mobile, Ltd.	51,500	886
Denway Motors, Ltd.	172,000	88
Hutchison Whampoa International, Ltd.	87,000	851
Link REIT	180,000	432
Sun Hung KAI Properties, Ltd.	38,400	672
Tianjin Development Holdings	368,500	296
Wharf Holdings, Ltd.	140,625	713
India (1.3%)
Ambuja Cements, Ltd.	181,300	510
Bajaj Auto Limited ‡ q	3,900	66
Bajaj Finserv, Ltd. ‡ q	3,900	66
Bajaj Holdings and Investment, Ltd.	3,900	68
Bharat Heavy Electricals, Ltd.	4,900	229
Container Corp. of India	21,200	462
Hindustan Petroleum Corp., Ltd.	6,050	38
Housing Development Finance Corp.	9,000	623
Infosys Technologies, Ltd.	3,700	160
Larsen & Toubro, Ltd.	4,700	348
Reliance Capital, Ltd.	4,150	154
Reliance Communications, Ltd.	27,500	394
Reliance Industries, Ltd. ‡	31,100	2,007
State Bank of India, Ltd.	12,400	544
Tata Motors, Ltd.	19,000	311
United Spirits, Ltd.	2,276	90
Wockhardt, Ltd.	4,550	33
ZEE Entertainment Enterprises, Ltd.	84,960	449
Indonesia (0.2%)
Bumi Resources TBK PT	1,169,001	843

The notes to the financial statements are an integral part of this report.

	Shares	Value
Ireland (0.1%)
CRH PLC	16,477	$629
Israel (0.1%)
Check Point Software Technologies ‡	1,200	28
Ectel, Ltd. ‡	4,795	11
Teva Pharmaceutical Industries, Ltd.	5,923	277
Italy (0.6%)
ENI SpA	31,323	1,208
Intesa Sanpaolo SpA	116,320	871
Telecom Italia SpA	253,067	532
UniCredit SpA	97,086	738
Japan (6.4%)
AIOI Insurance Co., Ltd.	206,000	1,291
Ajinomoto Co., Inc.	12,000	120
Asahi Glass Co., Ltd.	32,800	389
Asics Corp.	12,000	120
Astellas Pharma, Inc.	35,600	1,448
Bank of Yokohama, Ltd.	13,000	95
Canon, Inc.	18,900	940
Coca-Cola Central Japan Co., Ltd.	23	185
Coca-Cola West Holdings Co., Ltd.	31,071	697
Credit Saison Co., Ltd.	13,500	362
Daikin Industries, Ltd.	9,500	471
Daiwa House Industry Co., Ltd.	20,500	230
East Japan Railway Co.	105	833
Fukuoka Financial Group, Inc.	61,500	303
Hokkaido Coca-Cola Bottling Co., Ltd.	12,000	71
Honda Motor Co., Ltd.	6,600	208
House Foods Corp.	4,000	62
Hoya Corp.	28,000	772
Japan Tobacco, Inc.	120	581
JGC Corp.	33,000	609
Kinden Corp.	35,000	331
Kirin Holdings Co., Ltd.	48,000	850
Kubota Corp.	61,000	425
Matsushita Electric Industrial Co., Ltd.	40,000	936
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	225
Millea Holdings, Inc.	65,000	2,743
Ministop Co., Ltd.	3,200	66
Mitsubishi Corp.	53,500	1,710
Mitsubishi Rayon Co., Ltd.	208,000	673
Mitsubishi Tanabe Pharma Corp.	16,000	190
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	48,600	1,925
Murata Manufacturing Co., Ltd.	9,900	521
Nipponkoa Insurance Co., Ltd.	134,300	1,302
NTT DoCoMo, Inc.	905	1,325
NTT Urban Development Corp.	245	377
Okinawa Cellular Telephone Co.	14	24
Okumura Corp.	91,400	449
Rinnai Corp.	5,500	175
Sekisui House, Ltd.	68,000	643
Seven & I Holdings Co., Ltd.	29,500	872
Shimachu Co., Ltd.	3,700	101
Shin-Etsu Chemical Co., Ltd.	16,000	983
Shinsei Bank, Ltd.	47,000	206
Sony Corp.	600	27
Sumitomo Chemical Co., Ltd.	117,000	756
Sumitomo Mitsui Financial Group, Inc.	55	471
Suzuki Motor Corp.	40,100	1,009
Tadano, Ltd.	5,000	51
Takeda Pharmaceutical Co., Ltd.	36,300	1,907
Toda Corp.	51,000	246
Toho Co., Ltd.	23,600	537
Tokyo Gas Co., Ltd.	169,000	644
Toyota Industries Corp.	16,500	570
Ube Industries, Ltd.	37,000	129
Kazakhstan (0.1%)
Kazmunaigas Exploration Production	9,500	279
Korea, Republic of (1.8%)
Cheil Industries, Inc.	4,700	257
CJ Cheiljedang Corp. ‡	1,665	423
CJ Corp. ‡	2,835	226
Daegu Bank	9,600	152
Dongbu Insurance Co., Ltd.	7,000	263
Fine DNC Co., Ltd.	16,300	60
Hana Financial Group, Inc.	5,300	240
Interflex Co., Ltd. ‡	16,100	61
Kookmin Bank	4,800	335
Korea Electric Power Corp.	14,400	485
Korean Reinsurance Co.	29,274	293
KT Corp.	46,800	1,082
KT&G Corp.	13,700	1,134
Lotte Shopping Co., Ltd. -144A	3,600	66
LS Cable, Ltd.	7,500	737
Meritz Fire & Marine Insurance Co., Ltd.	40,163	349
Nong Shim Co., Ltd.	500	92
Paradise Co., Ltd.	58,539	186
POSCO	5,900	728
POSCO	1,400	685
Pusan Bank	9,900	160
Samsung Electronics Co., Ltd.	320	227
Samsung Fine Chemicals Co., Ltd.	12,600	729
SK Telecom Co., Ltd.	2,200	445
Luxembourg (0.2%)
ArcelorMittal	11,379	1,006
Malaysia (0.4%)
British American Tobacco PLC	21,500	291
IOI Corp. BHD	413,230	955
Plus Expressways BHD	78,300	80
Telekom Malaysia BHD	86,000	98
Tenaga Nasional BHD	247,657	513
Tm International BHD ‡	86,000	195

The notes to the financial statements are an integral part of this report.

	Shares	Value
Mexico (0.3%)
America Movil SAB de CV Series L, -Class R	11,100	$643
Fomento Economico Mexicano SAB de CV	14,700	639
Megacable Holdings SAB de CV ‡	4,500	13
URBI Desarrollos Urbanos SA de CV ‡	12,500	40
Netherlands (0.2%)
AKZO Nobel NV	11,505	976
Koninklijke Philips Electronics NV -Class Y	700	27
Unilever NV	5,700	191
Netherlands Antilles (0.3%)
Schlumberger, Ltd.	13,400	1,347
New Zealand (0.1%)
Contact Energy, Ltd.	23,500	178
Telecom Corp. of New Zealand, Ltd.	36,533	108
Norway (0.1%)
Statoil ASA	12,682	458
Telenor ASA ‡	10,000	201
Philippines (0.0%)
First GEN Corp.	12,000	10
PNOC Energy Development Corp.	160,000	20
Russian Federation (0.4%)
Novolipetsk Steel OJSC	6,100	271
Novorossiysk Commercial Sea Port	3,900	61
OAO Gazprom	9,800	521
Polyus Gold Co.	11,300	597
RusHydro ‡	2,456,500	187
Cherepovets MK Severstal	22,100	544
Singapore (1.1%)
Capitaland, Ltd.	155,800	779
Fraser and Neave, Ltd.	164,000	577
Keppel Corp., Ltd.	148,200	1,127
Keppel Land, Ltd.	53,262	238
MobileOne, Ltd. ‡	195,030	280
Oversea-Chinese Banking Corp.	71,000	463
Parkway Holdings, Ltd.	190,650	491
Parkway Life Real Estate REIT ‡	11,732	11
Singapore Press Holdings, Ltd.	72,000	236
Singapore Telecommunications, Ltd.	604,150	1,718
South Africa (0.2%)
Anglo Platinum, Ltd.	1,700	273
Gold Fields, Ltd.	11,700	158
Impala Platinum Holdings, Ltd.	6,700	274
Sasol, Ltd.	3,200	182
Spain (0.3%)
Banco Santander SA	48,227	1,040
Cintra Concesiones de Infraestructuras de Transporte SA	12,652	196
Iberdrola Renovables SA ‡	29,300	212
Telefonica SA	4,000	346
Switzerland (1.4%)
Credit Suisse Group AG	17,126	949
Nestle SA	5,243	2,502
Novartis AG	22,910	1,159
Roche Holding AG	5,008	831
Swiss Reinsurance	6,378	529
Swisscom AG	1,768	628
Zurich Financial Services AG	2,318	706
Taiwan (1.0%)
Cathay Financial Holding Co., Ltd.	162,209	455
Chinatrust Financial Holding Co., Ltd. ‡	238,320	249
Chunghwa Telecom Co., Ltd.	64,330	1,641
Chunghwa Telecom Co., Ltd.	176,500	455
Delta Electronics, Inc.	203,270	611
Fubon Financial Holding Co., Ltd.	157,000	187
HON HAI Precision Industry Co., Ltd.	69,000	400
Taiwan Cement Corp.	603,258	981
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	270
Taiwan Semiconductor Manufacturing Co., Ltd.	69,000	151
Thailand (0.5%)
Airports of Thailand PCL	144,000	250
Bangkok Expressway PCL	101,600	64
Hana Microelectronics PCL	249,000	137
PTT Exploration & Production PCL	41,500	217
PTT PCL	68,400	721
Siam Cement PCL	31,600	215
Siam Commercial Bank PCL	242,000	679
Thai Union Frozen Products PCL	67,700	42
United Kingdom (3.2%)
Anglo American PLC	16,188	1,048
BAE Systems PLC	87,843	812
Barclays Bank PLC	42,369	383
BHP Billiton, Ltd.	29,562	1,054
BP PLC	121,087	1,465
British American Tobacco PLC	23,737	892
Cadbury Schweppes PLC	24,100	1,111
Diageo PLC	26,400	2,162
GlaxoSmithKline PLC	600	27
GlaxoSmithKline PLC	16,949	376
Guinness Peat Group PLC	120,087	163
HSBC Holdings PLC	27,169	473
Premier Foods PLC	29,000	74
Prudential PLC	55,834	763
Royal Dutch Shell PLC -Class A	4,200	338
Royal Dutch Shell PLC -Class B	40,674	1,623
Unilever PLC	36,347	1,225
Vodafone Group PLC	705,955	2,241
Vodafone Group PLC	19,361	613
United States (26.2%)
3Com Corp. ‡	140,900	337
Abbott Laboratories	21,900	1,155
AES Corp. ‡	14,900	259
Aetna, Inc.	18,050	787

The notes to the financial statements are an integral part of this report.

	Shares	Value
United States (continued)
Affiliated Computer Services, Inc. -Class A ‡	500	$26
AGCO Corp. ‡	400	24
AK Steel Holding Corp.	400	25
Alcoa, Inc.	13,756	478
Alliance Resource Partners, LP	8,300	344
Allstate Corp.	500	25
Altria Group, Inc.	22,400	448
American Commercial Lines, Inc. ‡	72,600	1,149
American International Group, Inc.	92,100	4,255
AmerisourceBergen Corp. -Class A	7,000	284
Anadarko Petroleum Corp.	6,300	419
Apache Corp.	4,000	539
Applera Corp. - Applied Biosystems Group	600	19
Applied Materials, Inc.	17,200	321
Assurant, Inc.	6,900	448
AT&T, Inc.	98,330	3,806
Avnet, Inc. ‡	500	13
Avon Products, Inc.	7,200	281
Bank of America Corp.	4,900	184
Bank of New York Mellon Corp.	31,981	1,392
Baxter International, Inc.	4,200	262
Big Lots, Inc. ‡	800	22
BMC Software, Inc. ‡	500	17
Boeing Co.	2,500	212
Borland Software Corp. ‡	6,300	11
Boston Scientific Corp. ‡	18,600	248
Bristol-Myers Squibb Co.	144,500	3,175
Burlington Northern Santa Fe Corp.	60,200	6,174
CA, Inc.	55,700	1,233
Cadence Design Systems, Inc. ‡	700	8
CBS Corp. -Class B	600	14
Celanese Corp. Series A, Class A	500	22
CenturyTel, Inc.	400	13
CF Industries Holdings, Inc.	200	27
Chevron Corp.	14,900	1,433
Chubb Corp.	5,300	281
Ciena Corp. ‡	27,700	937
Cigna Corp.	14,200	606
Circuit City Stores, Inc.	12,400	59
Cisco Systems, Inc. ‡	105,600	2,708
Clorox Co.	400	21
CMS Energy Corp.	13,300	194
CNA Financial Corp.	400	11
CNX Gas Corp. ‡	14,700	603
Coca-Cola Co.	10,800	636
Coca-Cola Enterprises, Inc.	900	20
Comcast Corp. -Class A	105,050	2,159
Complete Production Services, Inc. ‡	16,800	454
Computer Sciences Corp. ‡	300	13
Comverse Technology, Inc. ‡	50,400	879
ConAgra Foods, Inc.	9,100	214
ConocoPhillips	28,800	2,481
Consol Energy, Inc.	30,100	2,437
Constellation Brands, Inc. -Class A ‡	8,200	151
Constellation Energy Group, Inc.	7,200	609
Corning, Inc.	46,200	1,234
Coventry Health Care, Inc. ‡	6,000	268
Crown Holdings, Inc. ‡	12,200	327
CSX Corp.	500	31
Cummins, Inc.	400	25
CVS Caremark Corp.	8,201	331
Darwin Professional Underwriters, Inc. ‡	2,800	69
DaVita, Inc. ‡	5,400	283
Deere & Co.	400	34
Devon Energy Corp.	11,300	1,281
Discover Financial Services	100	2
Discovery Holding Co. -Class A ‡	1,000	23
Dover Corp.	600	30
Dow Chemical Co.	16,800	675
Duke Energy Corp.	1,000	18
Dynegy, Inc. -Class A ‡	24,000	207
Ei du Pont de Nemours & Co.	15,400	753
El Paso Corp.	113,900	1,952
Electronic Data Systems Corp.	600	11
Eli Lilly & Co.	15,000	722
Embarq Corp.	2,065	86
EMC Corp. ‡	1,000	15
Endo Pharmaceuticals Holdings, Inc. ‡	3,900	97
Ensco International, Inc.	2,400	153
Exelon Corp.	400	34
Expedia, Inc. ‡	700	18
Express Scripts, Inc. -Class A ‡	400	28
Extreme Networks ‡	11,700	35
Exxon Mobil Corp.	29,300	2,727
FairPoint Communications, Inc.	1,074	10
Family Dollar Stores, Inc.	600	13
Federal Express Corp.	900	86
Fidelity National Financial, Inc. -Class A	62,100	993
FirstEnergy Corp.	400	30
Forest Laboratories, Inc. ‡	5,700	198
Foundation Coal Holdings, Inc.	17,100	1,026
FPL Group, Inc.	11,500	762
Freeport-McMoRan Copper & Gold, Inc.	5,000	569
General Communication, Inc. -Class A ‡	11,300	70
General Dynamics Corp.	1,600	145
General Electric Co.	184,000	6,017
General Motors Corp.	25,500	592
Genuine Parts Co.	400	17
Genworth Financial, Inc. -Class A	500	12
Goldman Sachs Group, Inc.	3,100	593
Goodrich Corp.	300	20
Google, Inc. -Class A ‡	1,840	1,057
Halliburton Co.	13,080	601
Hanesbrands, Inc. ‡	862	30

The notes to the financial statements are an integral part of this report.

	Shares	Value
United States (continued)
Hartford Financial Services Group, Inc.	7,200	$513
Hasbro, Inc.	600	21
Health Net, Inc. ‡	300	9
HealthSouth Corp. ‡	8,020	158
Hess Corp.	4,900	520
Hewitt Associates, Inc. -Class A ‡	600	25
Hewlett-Packard Co.	9,400	436
HJ Heinz Co.	7,900	372
Honeywell International, Inc.	300	18
Hormel Foods Corp.	600	24
Humana, Inc. ‡	16,700	798
Idearc, Inc.	1,532	5
Intel Corp.	96,100	2,139
International Business Machines Corp.	17,000	2,052
International Paper Co.	8,700	228
Intersil Corp. -Class A	600	16
JDS Uniphase Corp. ‡	4,925	70
Johnson & Johnson	65,600	4,401
Johnson Controls, Inc.	600	21
JPMorgan Chase & Co.	7,800	372
Juniper Networks, Inc. ‡	600	17
KBR, Inc.	6,777	195
Key Energy Services, Inc. ‡	10,700	147
King Pharmaceuticals, Inc. ‡	5,800	54
Kraft Foods, Inc. -Class A	47,136	1,491
Kroger Co.	700	19
L-3 Communications Corp.	200	22
Lexmark International, Inc. -Class A ‡	13,900	436
Liberty Media Corp. - Capital Series A, -Class A ‡	4	♦
Liberty Media Corp. - Entertainment Series A ‡	16	♦
Liberty Media Corp. - Interactive -Class A ‡	762	12
Lincoln National Corp.	200	11
Lockheed Martin Corp.	200	21
Loews Corp. - Carolina Group	200	13
Loews Corp.	400	17
LSI Corp. ‡	4,968	31
Lubrizol Corp.	300	17
Macquarie Infrastructure Co. LLC	30,000	888
Manpower, Inc.	200	13
Marathon Oil Corp.	13,800	629
Marsh & McLennan Cos., Inc.	6,400	177
Mattel, Inc.	25,700	482
McDonald’s Corp.	12,200	727
McKesson Corp.	7,900	412
Medco Health Solutions, Inc. ‡	9,500	471
Medtronic, Inc.	16,000	779
Merck & Co., Inc.	35,000	1,331
Microsoft Corp.	188,000	5,362
Mirant Corp. ‡	10,800	444
Mohawk Industries, Inc. ‡	200	15
Motorola, Inc.	29,400	293
Murphy Oil Corp.	5,700	515
National-Oilwell Varco, Inc. ‡	15,121	1,035
Newmont Mining Corp.	54,600	2,414
Noble Energy, Inc.	300	26
Norfolk Southern Corp.	16,900	1,007
Northern Trust Corp.	22,800	1,690
Northrop Grumman Corp.	200	15
Novell, Inc. ‡	12,000	75
Novellus Systems, Inc. ‡	600	13
NRG Energy, Inc. ‡	2,500	110
NVIDIA Corp. ‡	600	12
Occidental Petroleum Corp.	9,800	815
Oracle Corp. ‡	1,000	21
Owens-Illinois, Inc. ‡	500	28
Panera Bread Co. -Class A ‡	45,900	2,399
Parker Hannifin Corp.	300	24
Patriot Coal Corp. ‡	540	36
Pepsi Bottling Group, Inc.	500	17
PepsiAmericas, Inc.	3,700	95
Pfizer, Inc.	130,800	2,630
Pharmerica Corp. ‡	383	7
Philip Morris International, Inc. ‡	22,400	1,143
Polycom, Inc. ‡	39,900	894
PPL Corp.	11,900	571
Precision Castparts Corp.	2,400	282
Procter & Gamble Co.	48,700	3,265
Prudential Financial, Inc.	2,600	197
Qualcomm, Inc.	18,900	816
Qwest Communications International, Inc.	79,100	408
Raytheon Co.	300	19
Reliance Steel & Aluminum Co.	400	24
Republic Services, Inc. -Class A	600	19
Reynolds American, Inc.	400	22
Sara Lee Corp.	6,600	96
Schering-Plough Corp.	35,200	648
Senomyx, Inc. ‡	7,600	46
Smith International, Inc.	4,000	306
Smurfit-Stone Container Corp. ‡	10,400	56
Southern Copper Corp.	300	34
Spirit Aerosystems Holdings, Inc. -Class A ‡	6,000	175
Sprint Nextel Corp.	66,800	534
SPX Corp.	300	37
St Joe Co. (The)	21,500	874
State Street Corp.	15,500	1,118
Stone Energy Corp. ‡	4,100	250
Sun Microsystems, Inc. ‡	23,450	367
Sunoco, Inc.	200	9
Supervalu, Inc.	3,272	108
Synopsys, Inc. ‡	600	14
Telephone & Data Systems, Inc.	300	11

The notes to the financial statements are an integral part of this report.

	Shares	Value
United States (continued)
Tellabs, Inc. ‡	4,100	$21
Teradata Corp. ‡	300	6
Terra Industries, Inc. ‡	500	19
Texas Instruments, Inc.	3,800	111
Textron, Inc.	500	31
Thermo Fisher Scientific, Inc. ‡	6,400	370
Time Warner, Inc.	8,600	128
Travelers Cos., Inc. ‡	14,900	751
Tyco Electronics, Ltd.	6,525	244
U.S. Steel Corp.	9,900	1,524
Unifi, Inc. ‡	27,000	81
Union Pacific Corp.	28,600	4,152
UnitedHealth Group, Inc.	17,400	568
Valeant Pharmaceuticals International ‡	40,400	537
Valero Energy Corp.	300	15
Ventas, Inc. REIT	4,000	194
Verizon Communications, Inc.	57,000	2,192
Viacom, Inc. -Class B ‡	4,000	154
Virgin Media, Inc. ‡	21,300	275
Wabco Holdings, Inc.	100	5
Wal-Mart Stores, Inc.	3,100	180
Waters Corp. ‡	8,500	522
WellPoint, Inc. ‡	7,750	386
Western Digital Corp. ‡	800	23
Windstream Corp.	10,122	119
Wyeth	20,500	912
Xerox Corp.	37,200	520
Total Common Stocks (cost $264,702)		302,073

	Contracts (•)	Value
PURCHASED OPTIONS (0.1%)
Covered Call Options (0.0%)
Bristol-Myers Squibb Co.	226	1
Call Strike $35.00
Expires 01/17/2009
General Motors Corp.	132	11
Call Strike $50.00
Expires 01/16/2010
General Motors Corp.	126	5
Call Strike $60.00
Expires 01/16/2010
Medtronic, Inc.	34	12
Call Strike $50.00
Expires 01/17/2009
Medtronic, Inc.	110	7
Call Strike $60.00
Expires 01/16/2010
Put Options (0.1%)
Bed Bath & Beyond, Inc.	213	2
Put Strike $25.00
Expires 05/17/2008
Bed Bath Beyond, Inc.	205	11
Put Strike $25.00
Expires 08/16/2008
Best Buy Co.	191	23
Put Strike $40.00
Expires 06/21/2008
Carnival Corp.	223	58
Put Strike $40.00
Expires 07/19/2008
Kohl’s Corp.	399	35
Put Strike $40.00
Expires 07/19/2008
Masco Corp.	209	54
Put Strike $20.00
Expires 07/19/2008
Royal Caribbean Cruises Ltd.	225	89
Put Strike $35.00
Expires 06/21/2008
Russell 2000 Index	75	209
Put Strike $670.00
Expires 09/20/2008
Sherwin-Williams Co.	198	23
Put Strike $50.00
Expires 06/21/2008
Staples, Inc.	394	26
Put Strike $20.00
Expires 06/21/2008
Williams-Sonoma, Inc.	190	18
Put Strike $20.00
Expires 08/16/2008
Yahoo!, Inc.	397	64
Put Strike $25.00
Expires 07/19/2008
Total Purchased Options (cost $1,154)		648

	Principal		Value
CONVERTIBLE BONDS (3.6%)
Bermuda (0.0%)
Hongkong Land, Ltd.
2.75%, due 12/21/2012	$200		253
Cayman Islands (0.4%)
Chaoda Modern Agriculture
Zero Coupon, due 05/08/2011	HKD	2,710	597
FU JI Food and Catering Services
Zero Coupon, due 10/18/2010	HKD	1,300	135
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010	$800		1,096
Hong Kong (0.1%)
Brilliance China Finance, Ltd.
Zero Coupon, due 06/07/2011	465		541
India (1.0%)
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011	200		503
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010	400		827
Punj Lloyd, Ltd.
Zero Coupon, due 04/08/2011	500		721

The notes to the financial statements are an integral part of this report.

	Principal		Value
India (continued)
Reliance Communications, Ltd.
Zero Coupon, due 05/10/2011 – 03/01/2012	$1,575		$1,936
Suzlon Energy, Ltd.
Zero Coupon, due 10/11/2012	250		264
Tata Motors, Ltd.
1.00%, due 04/27/2011	750		844
Japan (0.1%)
Bank of Kyoto, Ltd.
1.90%, due 09/30/2009	JPY	37,000	737
Jersey, C.I. (0.7%)
Aldar Funding, Ltd.
5.77%, due 11/10/2011	$1,000		2,005
Dana Gas Sukuk, Ltd.
7.50%, due 10/31/2012	1,420		1,464
Malaysia (0.9%)
Berjaya Land BHD
8.00%, due 08/15/2011	MYR	1,240	417
Feringghi Capital, Ltd. , Reg S
Zero Coupon, due 12/22/2009	$600		720
IOI Capital BHD
Zero Coupon, due 12/18/2011	750		1,260
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011 *	1,600		2,009
Resorts World BHD
Zero Coupon, due 09/19/2008	MYR	380	162
Singapore (0.3%)
Capitaland, Ltd.
2.10%, due 11/15/2016	SGD	750	624
2.95%, due 06/20/2022	SGD	1,000	585
Keppel Land, Ltd.
2.50%, due 06/23/2013	SGD	400	322
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009	$20		23
United States (0.1%)
Cell Genesys, Inc.
3.13%, due 11/01/2011	70		52
Horizon Lines, Inc.
4.25%, due 08/15/2012	35		26
McMoRan Exploration Co.
5.25%, due 10/06/2011	370		628
NABI Biopharmaceuticals
2.88%, due 04/15/2025	80		71
Total Convertible Bonds (cost $15,849)			18,822

	Shares	Value
INVESTMENT COMPANIES (4.3%)
Cayman Islands (0.1%)
Dragon Capital - Vietnam Enterprise Investments, Ltd.	108,768	373
United States (4.0%)
Consumer Staples Select Sector SPDR Fund	25,400	714
Health Care Select Sector SPDR Fund	25,500	803
iShares Dow Jones US Technology Sector Index Fund	9,300	525
iShares Dow Jones US Telecommunications Sector Index Fund	17,900	453
iShares Silver Trust	8,300	1,386
StreetTracks Gold Trust	103,600	8,991
Technology Select Sector	203,500	4,894
Telecom Holdrs Trust	4,600	154
Utilities Select Sector SPDR Fund	76,200	3,048
Vanguard Telecommunication Services Fund	500	33
Vietnam (0.2%)
Vinaland, Ltd.	647,100	945
Total Investment Companies (cost $19,589)		22,319

RIGHTS (0.0%)
Brazil (0.0%)
Cia Brasileira de Distribuicao Grupo PAO de Acucar	527	♦

JBS SA	19,040	19
Canada (0.0%)
Peak Gold, Ltd.	41,000	6
Total Rights (cost $13)		25

STRUCTURED NOTES - EQUITY (0.2%)
United States (0.2%)
Preferred Term Secs XXV Note	175,000	137
Preferred Term Secs XXVI Note	190,000	152
Preferred Term Secs XXVI Note -144A	350,000	258
Preferred Term Secs XXVII Note	200,000	184
Total Structured Notes - Equity (cost $904)		731

	Principal	Value
STRUCTURED NOTES - DEBT (2.9%)
Brazil (0.8%)
Republic of Brazil Credit Linked Note	4,590	4,506
Switzerland (0.3%)
UBS Gold Linked Notes -144A	1,200	1,431
United States (1.8%)
JPMorgan Chase & Co.	5,225	5,621
Morgan Stanley SPX Bear Note	3,229	3,702
Total Structured Notes - Debt (cost $12,675)		15,260

Total Investment Securities (cost $466,225) #		$520,741

The notes to the financial statements are an integral part of this report.

	Contracts (•)	Value
WRITTEN OPTIONS - 0.5%
Covered Call Options (0.5%)
American Commercial Lines, Inc.	12	$(2)
Call Strike $20.00
Expires 1/17/2009
American Commercial Lines, Inc.	170	(1)
Call Strike $22.50
Expires 6/21/2008
American Commercial Lines, Inc.	28	(♦ )
Call Strike $20.00
Expires 6/21/2008
Burlington Northern Santa Fe Corp.	194	(358)
Call Strike $90.00
Expires 1/17/2009
Circuit City Stores, Inc.	124	(12)
Call Strike $5.00
Expires 1/17/2009
Consol Energy, Inc.	103	(391)
Call Strike $45.00
Expires 1/17/2009
Corning, Inc.	171	(70)
Call Strike $25.00
Expires 1/17/2009
Corning, Inc.	232	(41)
Call Strike $30.00
Expires 1/17/2009
Dow Chemical Co.	168	(109)
Call Strike $35.00
Expires 1/17/2009
Dupont	110	(70)
Call Strike $45.00
Expires 1/17/2009
Forster Wheeler, Ltd.	22	(21)
Call Strike $67.50
Expires 1/17/2009
Foster Wheeler, Ltd.	76	(19)
Call Strike $77.50
Expires 8/16/2008
General Motors Corp.	103	(18)
Call Strike $30.00
Expires 1/17/2009
General Motors Corp.	109	(11)
Call Strike $25.00
Expires 6/21/2008
General Motors Corp.	43	(9)
Call Strike $25.00
Expires 9/20/2008
Humana, Inc.	51	(43)
Call Strike $45.00
Expires 1/17/2009
Kraft Foods, Inc.	163	(52)
Call Strike $30.00
Expires 1/17/2009
Lehman Brothers Holdings, Inc.	53	(21)
Call Strike $45.00
Expires 7/19/2008
Lexmark International, Inc.	139	(41)
Call Strike $35.00
Expires 1/17/2009
Mattel, Inc.	257	(72)
Call Strike $17.50
Expires 1/17/2009
Norfolk Southern Corp.	103	(96)
Call Strike $55.00
Expires 1/17/2009
Panera Bread Co.	282	(386)
Call Strike $40.00
Expires 1/17/2009
Polycom, Inc.	290	(24)
Call Strike $30.00
Expires 1/17/2009
Polycom, Inc.	76	(17)
Call Strike $25.00
Expires 1/17/2009
The St Joe Co.	14	(4)
Call Strike $45.00
Expires 1/17/2009
The St Joe Co.	64	(31)
Call Strike $40.00
Expires 1/17/2009
The St Joe Co.	111	(87)
Call Strike $35.00
Expires 1/17/2009
State Street Corp.	23	(2)
Call Strike $75.00
Expires 5/17/2008
State Street Corp.	23	(1)
Call Strike $80.00
Expires 5/17/2008
Unilever	57	(27)
Call Strike $30.00
Expires 1/17/2009
UnitedHealth Group, Inc.	68	(20)
Call Strike $35.00
Expires 1/17/2009
United States Steel Corp.	48	(253)
Call Strike $110.00
Expires 1/17/2009
Valeant Pharmaceuticals Int.	241	(57)
Call Strike $12.50
Expires 1/17/2009
Valeant Pharmaceuticals Int.	163	(21)
Call Strike $15.00
Expires 1/17/2009
WellPoint, Inc.	39	(15)
Call Strike $55.00
Expires 1/17/2009
Xerox Corp.	148	(2)
Call Strike $20.00
Expires 1/17/2009

The notes to the financial statements are an integral part of this report.

	Contracts (•)	Value
Put Options (0.0%)
Cigna Corp.	42	$(21)
Put Strike $43.38
Expires 1/17/2009
Russell 2000 Index	43	(26)
Put Strike $550.00
Expires 9/20/2008
State Street Corp.	36	(38)
Put Strike $70.00
Expires 1/17/2009
Total Written Options (premiums: $1,647)		(2,489)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Value	(Depreciation)
10-Year Japanese Government Bond	(3)	06/20/2008	$(3,908)	$81
10-Year U.S. Treasury Note	(59)	06/20/2008	(6,833)	208
2-Year U.S. Treasury Note	103	06/30/2008	21,907	(293)
90-Day Euro Dollar	(1)	09/14/2009	(242)	(4)
90-Day Euro Dollar	1	09/15/2008	243	5
DAX Index	3	06/20/2008	816	61
DJ Euro STOXX 50 Index	(47)	06/20/2008	(2,752)	(190)
FTSE 100 Index	(20)	06/20/2008	(2,415)	(150)
MSCI Taiwan Index	(14)	05/29/2008	(481)	4
Russell MINI Index	(410)	06/20/2008	(29,418)	(1,858)
S&P 500 Index	19	06/20/2008	6,584	367
S&P/TSE 60 Index	(6)	06/19/2008	(986)	(38)
			$(17,485)	$(1,807)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	(2,510)	05/01/2008	$(2,317)	$(48)
Australian Dollar	215	05/08/2008	202	♦
Australian Dollar	(2,510)	05/15/2008	(2,341)	(20)
Brazil Real	(5,589)	05/05/2008	(3,192)	(110)
Brazil Real	(6,100)	06/03/2008	(3,548)	(32)
Canadian Dollar	(5,500)	05/09/2008	(5,391)	(70)
Vietnam Dong	3,612,150	05/08/2008	225	(1)
Vietnam Dong	5,935,278	05/21/2008	37	(5)
Vietnam Dong	(14,355,000)	05/21/2008	(900)	15
Euro Dollar	9,349	05/02/2008	14,847	(292)
Euro Dollar	(3,133)	05/02/2008	(4,946)	69
Euro Dollar	727	05/14/2008	1,136	(5)
Euro Dollar	6,663	05/16/2008	10,370	(1)
Euro Dollar	(1,534)	05/16/2008	(2,386)	♦

The notes to the financial statements are an integral part of this report.

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Hong Kong Dollar	(4,680)	05/02/2008	$(601)	$ ♦
Hong Kong Dollar	(4,680)	05/16/2008	(601)	♦
Indian Rupee	(66,784)	05/15/2008	(1,670)	23
Indonesian Rupiah	4,612,500	05/28/2008	501	(2)
Japanese Yen	1,489,626	05/01/2008	14,706	(452)
Japanese Yen	1,229,030	05/09/2008	12,169	(404)
Japanese Yen	(164,752)	05/09/2008	(1,600)	23
Japanese Yen	(726,451)	05/14/2008	(6,956)	(1)
Japanese Yen	1,489,626	05/15/2008	14,415	(149)
Malaysian Ringgit	(1,936)	05/02/2008	(612)	(1)
Malaysian Ringgit	(1,936)	05/16/2008	(615)	2
Mexican Peso	(6,527)	05/02/2008	(623)	1
Mexican Peso	(6,527)	05/16/2008	(618)	(2)
Norwegian Krone	7,530	05/09/2008	1,507	(34)
Norwegian Krone	514	05/22/2008	100	♦
Republic of Korea Won	(1,041,205)	05/02/2008	(1,049)	11
Republic of Korea Won	(1,041,205)	05/16/2008	(1,035)	(3)
Singapore Dollar	4,742	05/08/2008	3,515	(22)
Singapore Dollar	1,287	05/09/2008	954	(6)
South African Rand	(2,334)	05/09/2008	(293)	(16)
Swedish Krona	10,700	05/09/2008	1,821	(36)
Swiss Franc	6,163	05/02/2008	6,163	(246)
Swiss Franc	(1,966)	05/02/2008	(1,900)	13
Swiss Franc	2,903	05/08/2008	2,886	(98)
Swiss Franc	3,578	05/16/2008	3,454	(18)
Taiwan Dollar	(27,468)	05/27/2008	(913)	10
Turkish Lira	(901)	05/01/2008	(678)	(27)
Turkish Lira	(901)	05/15/2008	(694)	(8)
United Arab Emirates Dirham	1,933	05/15/2008	531	(4)
United Arab Emirates Dirham	950	11/24/2008	267	(6)
British Pound Sterling	(4,658)	05/01/2008	(9,134)	(91)
British Pound Sterling	(814)	05/09/2008	(1,611)	♦
British Pound Sterling	(4,658)	05/15/2008	(9,183)	(34)
British Pound Sterling	(2,160)	05/22/2008	(4,258)	(15)
			$20,141	$(2,092)

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
Euro Dollar	690	Japanese Yen	111,458	05/02/2008	$8
Japanese Yen	110,475	Euro Dollar	690	05/02/2008	(18)
Japanese Yen	77,537	New Zealand Dollar	948	05/08/2008	2
Japanese Yen	111,304	Euro Dollar	690	05/16/2008	(8)
Swiss Franc	7,678	British Pound Sterling	3,909	05/02/2008	(370)
Swiss Franc	216	Euro Dollar	135	05/08/2008	(2)
Swiss Franc	7,261	British Pound Sterling	3,632	05/08/2008	(217)
Swiss Franc	522	Hungarian Forint	81,837	05/09/2008	(4)
Swiss Franc	7,962	British Pound Sterling	3,909	05/16/2008	(89)
British Pound Sterling	3,909	Swiss Franc	7,972	05/02/2008	87
					$(611)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
U.S. Government Obligations	13.4%	$69,922
Foreign Government Obligations	11.1%	58,010
Oil, Gas & Consumable Fuels	7.5%	38,996
Capital Markets	6.9%	35,969
Insurance	4.7%	24,539
Metals & Mining	4.6%	23,866
Pharmaceuticals	4.3%	22,135
Diversified Financial Services	3.7%	19,337
Diversified Telecommunication Services	3.1%	15,876
Commercial Banks	2.9%	15,015
Road & Rail	2.8%	14,809
Food Products	2.5%	13,047
Industrial Conglomerates	2.3%	11,796
Wireless Telecommunication Services	2.1%	11,113
Communications Equipment	1.9%	9,757
Automobiles	1.8%	9,288
U.S. Government Agency Obligations	1.4%	7,364
Chemicals	1.3%	6,787
Software	1.3%	6,780
Beverages	1.2%	6,006
Real Estate Management & Development	1.1%	5,935
Electric Utilities	1.1%	5,763
Health Care Providers & Services	1.1%	5,555
Energy Equipment & Services	1.0%	5,289
Tobacco	0.9%	4,524
Construction & Engineering	0.8%	4,044
Hotels, Restaurants & Leisure	0.8%	4,026
Media	0.8%	3,993
Transportation Infrastructure	0.7%	3,554
Computers & Peripherals	0.6%	3,351
Semiconductors & Semiconductor Equipment	0.6%	3,291
Household Products	0.6%	3,286
Independent Power Producers & Energy Traders	0.6%	3,017

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Electronic Equipment & Instruments	0.5%	$2,819
Household Durables	0.5%	2,507
Machinery	0.5%	2,438
Construction Materials	0.5%	2,334
Health Care Equipment & Supplies	0.4%	2,284
Food & Staples Retailing	0.4%	2,256
Thrifts & Mortgage Finance	0.4%	2,017
Trading Companies & Distributors	0.4%	1,857
Aerospace & Defense	0.3%	1,742
Electrical Equipment	0.3%	1,469
Office Electronics	0.3%	1,460
Marine	0.2%	1,175
Internet Software & Services	0.2%	1,057
Life Sciences Tools & Services	0.2%	912
Building Products	0.2%	860
Multi-Utilities	0.2%	820
Air Freight & Logistics	0.1%	763
Derivative	0.1%	648
Real Estate Investment Trusts	0.1%	636
Auto Components	0.1%	611
Leisure Equipment & Products	0.1%	503
Textiles, Apparel & Luxury Goods	0.1%	489
Paper & Forest Products	0.1%	487
Containers & Packaging	0.1%	411
Consumer Finance	0.1%	363
Personal Products	0.1%	281
IT Services	0.0%	247
Multiline Retail	0.0%	239
Biotechnology	0.0%	169
Specialty Retail	0.0%	160
Asset-Backed Securities	0.0%	110
Commercial Services & Supplies	0.0%	32
Internet & Catalog Retail	0.0%	29
Distributors	0.0%	17
Investment Securities, at value	98.0%	510,242
Short-Term Investments	2.0%	10,499
Total Investments	100.0%	$520,741

NOTES TO SCHEDULE OF INVESTMENTS:

£                         Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

*                         Floating or variable rate note. Rate is listed as of April 30, 2008.

¡                         All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $4,713.

‡                         Non-income producing security.

•                          Contract Amounts are not in thousands.

♦                     Value is less than $1.

q                         Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.

#                         Aggregate cost for federal income tax purposes is $466,225.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,873 and $17,357, respectively.  Net unrealized appreciation for tax purposes is $54,516.

The notes to the financial statements are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $2,890 or 0.56% of the Fund’s net assets.

CPI	Consumer Price Index
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

The notes to the financial statements are an integral part of this report.

Transamerica BlackRock Large Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$893.90	0.83%	$3.91
Hypothetical (b)	1,000.00	1,020.74	0.83	4.17

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.6%)
Aerospace & Defense (7.3%)
General Dynamics Corp.	95,000	$8,590
Honeywell International, Inc.	101,000	5,999
Lockheed Martin Corp.	50,000	5,302
Northrop Grumman Corp.	100,000	7,357
Raytheon Co.	102,000	6,525
United Technologies Corp.	111,000	8,044
Biotechnology (1.0%)
Biogen IDEC, Inc. ‡	93,000	5,644
Capital Markets (1.2%)
Ameriprise Financial, Inc.	141,000	6,696
Chemicals (3.8%)
Dow Chemical Co.	183,000	7,347
Eastman Chemical Co.	39,000	2,867
Ei du Pont de Nemours & Co.	118,000	5,771
Mosaic Co. ‡	50,000	6,126
Commercial Banks (0.2%)
Webster Financial Corp.	42,000	1,094
Communications Equipment (1.1%)
Juniper Networks, Inc. ‡ ^	229,000	6,325
Computers & Peripherals (3.2%)
Hewlett-Packard Co.	117,000	5,423
International Business Machines Corp.	71,000	8,570
QLogic Corp. ‡	38,000	606
Sun Microsystems, Inc. ‡	178,000	2,787
Western Digital Corp. ‡	42,000	1,218
Consumer Finance (1.4%)
Capital One Financial Corp.	156,000	8,268
Diversified Consumer Services (0.1%)
Service Corp. International	64,000	711
Diversified Financial Services (4.8%)
Bank of America Corp.	95,000	3,566
JPMorgan Chase & Co.	396,000	18,869
NASDAQ Omx Group ‡	139,000	5,067
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	239,000	9,252
CenturyTel, Inc.	94,000	3,050
Qwest Communications International, Inc. ^	751,000	3,875
Electrical Equipment (0.1%)
Emerson Electric Co.	7,000	366
Electronic Equipment & Instruments (0.7%)
Agilent Technologies, Inc. ‡	133,000	4,018
Energy Equipment & Services (0.9%)
Ensco International, Inc.	83,000	5,290
Food & Staples Retailing (1.1%)
Kroger Co.	225,000	6,131
Food Products (1.1%)
HJ Heinz Co.	128,000	6,024
Health Care Providers & Services (4.6%)
Aetna, Inc.	109,000	4,752
AmerisourceBergen Corp. -Class A	106,000	4,298
Humana, Inc. ‡	63,000	3,011
McKesson Corp.	83,000	4,326
Medco Health Solutions, Inc. ‡	108,000	5,350
WellPoint, Inc. ‡	94,000	4,677
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	178,000	10,605
Household Products (2.8%)
Colgate-Palmolive Co.	76,000	5,373
Procter & Gamble Co.	164,000	10,996
Independent Power Producers & Energy Traders (1.1%)
NRG Energy, Inc. ‡ ^	142,000	6,241
Industrial Conglomerates (2.5%)
General Electric Co.	448,000	14,650
Insurance (10.0%)
ACE, Ltd.	126,000	7,597
Allstate Corp.	167,000	8,410
American Financial Group, Inc.	79,500	2,180
Chubb Corp.	148,000	7,840
Genworth Financial, Inc. -Class A	42,000	968
Hartford Financial Services Group, Inc.	99,000	7,056
Loews Corp.	166,000	6,990
MetLife, Inc.	136,000	8,276
Travelers Cos., Inc. ‡	168,000	8,467
IT Services (1.1%)
Computer Sciences Corp. ‡	118,000	5,144
Electronic Data Systems Corp.	66,000	1,225
Machinery (4.3%)
AGCO Corp. ‡ ^	85,000	5,111
Deere & Co.	105,000	8,827
Parker Hannifin Corp.	61,000	4,871
SPX Corp.	47,000	5,781
Media (1.6%)
Walt Disney Co.	280,000	9,080
Multiline Retail (0.4%)
Dollar Tree, Inc. ‡	69,000	2,180
Office Electronics (0.5%)
Xerox Corp.	221,000	3,087
Oil, Gas & Consumable Fuels (21.7%)
Anadarko Petroleum Corp.	71,000	4,726
Apache Corp.	9,000	1,212
Chevron Corp.	249,000	23,941
ConocoPhillips	211,000	18,178
Exxon Mobil Corp.	433,000	40,299
Frontier Oil Corp.	135,000	3,355
Marathon Oil Corp.	166,000	7,565
Noble Energy, Inc.	76,000	6,612
Occidental Petroleum Corp.	139,000	11,566
Sunoco, Inc.	71,000	3,295
Valero Energy Corp.	92,000	4,494
Paper & Forest Products (0.9%)
International Paper Co.	203,000	5,313

The notes to the financial statements are an integral part of this report.

	Shares	Value
Pharmaceuticals (8.2%)
Eli Lilly & Co.	154,000	$7,413
Johnson & Johnson	244,000	16,370
Merck & Co., Inc.	143,000	5,440
Pfizer, Inc.	891,000	17,918
Road & Rail (1.5%)
CSX Corp.	124,000	7,806
Ryder System, Inc.	10,000	685
Semiconductors & Semiconductor Equipment (1.5%)
Integrated Device Technology, Inc. ‡	204,000	2,181
Intersil Corp. -Class A	88,000	2,351
KLA-Tencor Corp.	93,000	4,062
Software (2.5%)
CA, Inc.	121,000	2,679
Compuware Corp. ‡	450,000	3,393
McAfee, Inc. ‡	47,000	1,563
Symantec Corp. ‡	390,000	6,716
Specialty Retail (0.6%)
Gap, Inc. ^	171,000	3,184
Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	332,000	6,351
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	15,000	575

Total Common Stocks (cost $531,500)		573,390

INVESTMENT COMPANIES (0.7%)
Capital Markets (0.7%)
Merrill Lynch Money Market Mutual Fund	4,021	4,021
Total Investment Companies (cost $4,021)		4,021

Total Securities Lending Collateral (cost $17,524) q		17,524

Total Investment Securities (cost $553,045) #		$594,935

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $16,936.
‡	Non-income producing security.
q

Cash collateral for the Repurchase Agreements, valued at $3,281, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $553,045. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $72,871 and $30,981, respectively. Net unrealized appreciation for tax purposes is $41,890.

The notes to the financial statements are an integral part of this report.

Transamerica BlackRock Natural Resources

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class I
Actual	$1,000.00	$1,081.40	0.86%	$4.45
Hypothetical (b)	1,000.00	1,020.59	0.86	4.32

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.7%)
Chemicals (0.6%)
Ei du Pont de Nemours & Co.	9,500	$465
Praxair, Inc.	5,000	456
Energy Equipment & Services (28.6%)
Acergy SA	24,200	596
Baker Hughes, Inc.	25,800	2,087
BJ Services Co.	26,900	760
Cameron International Corp. ‡	53,200	2,619
Complete Production Services, Inc. ‡	11,800	319
Diamond Offshore Drilling, Inc.	14,100	1,768
Dresser-Rand Group, Inc. ‡	51,300	1,876
Dril-Quip, Inc. ‡	16,100	920
Ensco International, Inc.	9,100	580
Exterran Holdings, Inc. ‡ ^	130	9
FMC Technologies, Inc. ‡ ^	40,700	2,735
Halliburton Co.	50,200	2,305
Helmerich & Payne, Inc.	26,200	1,408
Hercules Offshore, Inc. ‡ ^	11,300	298
Nabors Industries, Ltd. ‡ ^	31,400	1,179
National Oilwell Varco, Inc. ‡	68,672	4,701
Noble Corp.	43,200	2,431
Oil States International, Inc. ‡ ^	22,500	1,126
Pride International, Inc. ‡	19,500	828
Rowan Cos., Inc.	13,200	515
Saipem SpA	45,300	1,991
Schlumberger, Ltd.	21,700	2,182
Smith International, Inc.	27,800	2,127
Technip SA ‡	18,500	1,683
Tesco Corp. ‡	30,300	832
Transocean, Inc.	42,321	6,241
Trican Well Service, Ltd.	12,400	279
Weatherford International, Ltd. ‡	49,800	4,017
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc. -Class A ‡	700	6
Metals & Mining (7.8%)
Alcoa, Inc.	6,500	226
Alumina, Ltd.	42,300	228
Aluminum Corp. of China, Ltd. ^	54,800	2,347
Barrick Gold Corp.	14,300	550
BHP Billiton, Ltd.	17,300	689
Cia Vale do Rio Doce	49,800	1,946
Eldorado Gold Corp. ‡	115,400	787
Goldcorp, Inc.	38,200	1,358
Hudbay Minerals, Inc. ‡	53,700	1,013
Inmet Mining Corp.	3,700	304
Newcrest Mining, Ltd.	42,795	1,166
Newmont Mining Corp.	2,400	106
Southern Copper Corp. ^	12,600	1,446
Teck Cominco, Ltd. -Class B	24,916	1,084
Oil, Gas & Consumable Fuels (56.8%)
Addax Petroleum Corp.	13,000	579
Anadarko Petroleum Corp.	15,000	998
Apache Corp.	36,200	4,875
Arch Coal, Inc. ^	9,900	568
Bill Barrett Corp. ‡ ^	2,800	144
BP PLC	11,700	852
Cabot Microelectronics Corp.	25,100	1,430
Canadian Natural Resources, Ltd.	25,100	2,132
Carrizo Oil & Gas, Inc. ‡	16,300	1,035
Chevron Corp.	39,800	3,827
Cimarex Energy Co.	5,600	349
CNOOC, Ltd. ^	9,000	1,598
Coastal Energy Co. ‡	137,550	580
Compton Petroleum Corp. ‡	56,700	652
ConocoPhillips	36,500	3,144
Consol Energy, Inc.	19,500	1,579
Crew Energy, Inc. ‡	77,300	1,110
Denbury Resources, Inc. ‡	16,700	510
Devon Energy Corp.	56,300	6,384
EnCana Corp.	35,200	2,840
Eni SpA ^	5,300	408
EOG Resources, Inc.	60,200	7,856
Equitable Resources, Inc.	27,900	1,852
Exxon Mobil Corp.	36,900	3,434
Forest Oil Corp. ‡	13,100	772
Hess Corp.	21,800	2,315
Holly Corp.	8,000	332
Husky Energy, Inc.	29,000	1,310
Kereco Energy, Ltd. ‡	23,400	98
Marathon Oil Corp.	40,700	1,855
Mariner Energy, Inc. ‡	10,600	292
Murphy Oil Corp.	70,700	6,387
Newfield Exploration Co. ‡	19,700	1,197
Nexen, Inc.	32,400	1,123
Noble Energy, Inc.	18,100	1,575
Occidental Petroleum Corp.	34,400	2,862
Oilexco, Inc. ‡	22,500	343
Pan Orient Energy Corp. ‡	61,600	679
Paramount Resources, Ltd. -Class A ‡	19,800	359
Patriot Coal Corp. ‡	3,970	262
Peabody Energy Corp.	39,700	2,427
Petro-Canada	34,200	1,714
Petroleo Brasileiro SA	15,400	1,870
Proex Energy, Ltd. ‡	42,500	810
Range Resources Corp.	44,800	2,974
Sandridge Energy, Inc. ‡ ^	20,100	908
Sikanni Services, Ltd. ‡	400,000	72
Southwestern Energy Co. ‡	17,800	753
Suncor Energy, Inc.	35,000	3,950
Sunoco, Inc.	7,300	339
Talisman Energy, Inc.	158,800	3,212
Total SA	26,000	2,184
Tristar Oil & Gas, Ltd. ‡	61,348	1,037
Tusk Energy Corp. ‡	192,200	393

The notes to the financial statements are an integral part of this report.

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Uranium One, Inc. ‡	34,300	$158
UTS Energy Corp. ‡	82,500	443
Valero Energy Corp.	25,400	1,241
Williams Cos., Inc.	19,400	689
XTO Energy, Inc.	7,375	456
Paper & Forest Products (0.5%)
Votorantim Celulose E Papel SA ‡ ^	26,400	839
Transportation Infrastructure (0.4%)
Aegean Marine Petroleum Network, Inc.	19,900	724
Total Common Stocks (cost $107,578)		160,279
RIGHTS (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Sikanni Services, Ltd. q	200,000	♦
Total Rights (cost $0)		♦

Total Securities Lending Collateral (cost $12,605) ¡		12,605

Total Investment Securities (cost $120,183) #		$172,884

NOTES TO SCHEDULE OF INVESTMENTS:

^                           All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $12,253.

¡                         Cash collateral for the Repurchase Agreements, valued at $2,360, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡                         Non-income producing security.

♦                     Value is less than $1.

q                         Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.

#                         Aggregate cost for federal income tax purposes is $120,183.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,799 and $1,098, respectively.  Net unrealized appreciation for tax purposes is $52,701.

The notes to the financial statements are an integral part of this report.

Transamerica BNY Mellon Market Neutral Strategy

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class I
Actual	$1,000.00	$1,019.97	1.47%	$7.38
Hypothetical (b)	1,000.00	1,017.55	1.47	7.37

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica BNY Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.9%)
Aerospace & Defense (0.7%)
Boeing Co.	9,900	$840
Air Freight & Logistics (0.9%)
UTI Worldwide, Inc.	49,600	1,090
Auto Components (2.2%)
Autoliv, Inc.	39,100	2,395
Goodyear Tire & Rubber Co. ‡	12,300	329
Beverages (2.7%)
Coca-Cola Enterprises, Inc.	84,900	1,910
Molson Coors Brewing Co. -Class B	4,500	247
Pepsi Bottling Group, Inc.	36,400	1,227
Capital Markets (0.3%)
Raymond James Financial, Inc.	13,300	383
Chemicals (5.1%)
Airgas, Inc.	9,200	443
CF Industries Holdings, Inc.	12,000	1,604
Dow Chemical Co.	23,600	948
Ferro Corp.	19,500	343
Mosaic Co. ‡	6,400	784
Olin Corp.	40,900	825
Terra Industries, Inc. ‡	37,200	1,408
Commercial Banks (1.5%)
SVB Financial Group ‡	39,400	1,917
Commercial Services & Supplies (4.1%)
Allied Waste Industries, Inc. ‡	196,800	2,432
Dun & Bradstreet Corp.	5,100	430
Herman Miller, Inc.	11,400	266
HNI Corp.	28,600	623
Manpower, Inc.	19,700	1,322
Communications Equipment (2.7%)
ADC Telecommunications, Inc. ‡	150,100	2,104
Ciena Corp. ‡	25,000	845
JDS Uniphase Corp. ‡	30,500	437
Computers & Peripherals (4.1%)
Apple, Inc. ‡	11,800	2,053
Sun Microsystems, Inc. ‡	93,600	1,466
Western Digital Corp. ‡	52,100	1,510
Construction & Engineering (1.9%)
Fluor Corp.	13,400	2,049
Granite Construction, Inc.	8,000	274
Containers & Packaging (0.9%)
Bemis Co., Inc.	9,500	250
Crown Holdings, Inc. ‡	12,700	341
Owens-Illinois, Inc. ‡	10,300	568
Diversified Consumer Services (0.5%)
ITT Educational Services, Inc. ‡	8,500	652
Diversified Telecommunication Services (2.0%)
CenturyTel, Inc.	58,400	1,895
Qwest Communications International, Inc.	117,900	609
Electric Utilities (2.6%)
CenterPoint Energy, Inc.	69,000	1,050
Sierra Pacific Resources	155,400	2,118
Electrical Equipment (0.7%)
Hubbell, Inc. -Class B	11,400	510
Thomas & Betts Corp. ‡	9,000	337
Electronic Equipment & Instruments (1.0%)
Arrow Electronics, Inc. ‡	8,400	229
Avnet, Inc. ‡	37,800	990
Energy Equipment & Services (3.8%)
Ensco International, Inc.	9,700	618
FMC Technologies, Inc. ‡	26,900	1,808
National Oilwell Varco, Inc. ‡	34,000	2,327
Food & Staples Retailing (2.7%)
Safeway, Inc.	66,500	2,101
Supervalu, Inc.	9,200	305
SYSCO Corp.	29,500	902
Food Products (0.9%)
Bunge, Ltd.	7,600	867
Smucker (J.M.) Co.	5,500	274
Health Care Equipment & Supplies (1.6%)
Kinetic Concepts, Inc. ‡	19,800	785
Medtronic, Inc.	12,900	628
St Jude Medical, Inc. ‡	6,700	293
Varian Medical Systems, Inc. ‡	5,300	249
Health Care Providers & Services (5.8%)
Aetna, Inc.	43,200	1,884
Apria Healthcare Group, Inc. ‡	55,400	976
Cigna Corp.	7,700	329
Express Scripts, Inc. -Class A ‡	11,100	777
Lincare Holdings, Inc. ‡	64,600	1,572
Patterson Cos., Inc. ‡	48,600	1,662
Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.	15,300	528
Household Durables (0.5%)
American Greetings Corp. -Class A	32,100	575
Independent Power Producers & Energy Traders (3.3%)
Mirant Corp. ‡	27,000	1,110
NRG Energy, Inc. ‡	12,100	532
Reliant Energy, Inc. ‡	96,200	2,476
Industrial Conglomerates (1.7%)
Carlisle Cos., Inc.	10,000	289
McDermott International, Inc. ‡	33,600	1,800
Insurance (2.5%)
AON Corp.	11,000	499
Axis Capital Holdings, Ltd.	12,300	417
Cincinnati Financial Corp.	33,800	1,213
HCC Insurance Holdings, Inc.	38,800	958
IT Services (2.1%)
Acxiom Corp.	24,100	285
Computer Sciences Corp. ‡	45,500	1,984

The notes to the financial statements are an integral part of this report.

	Shares	Value
IT Services (continued)
MPS Group, Inc. ‡	29,000	$311
Leisure Equipment & Products (0.7%)
Hasbro, Inc.	25,000	889
Machinery (0.8%)
Manitowoc Co., Inc.	18,000	681
Oshkosh Corp.	7,800	316
Media (6.5%)
CBS Corp. -Class B	77,800	1,795
Entercom Communications Corp. -Class A	25,600	271
Gannett Co., Inc.	9,500	272
Meredith Corp.	33,900	1,099
Regal Entertainment Group -Class A	106,500	2,019
Scholastic Corp. ‡	29,700	836
Time Warner, Inc.	58,800	873
Viacom, Inc. -Class B ‡	22,400	861
Metals & Mining (3.5%)
AK Steel Holding Corp.	38,200	2,398
Carpenter Technology Corp.	13,500	692
Worthington Industries, Inc.	69,000	1,243
Multiline Retail (0.3%)
Family Dollar Stores, Inc.	16,300	349
Office Electronics (0.9%)
Xerox Corp.	28,900	404
Zebra Technologies Corp. -Class A ‡	18,800	691
Oil, Gas & Consumable Fuels (6.8%)
Cimarex Energy Co.	27,500	1,713
ConocoPhillips	24,100	2,076
Denbury Resources, Inc. ‡	10,000	306
Exxon Mobil Corp.	10,700	996
Massey Energy Co.	10,600	555
Southern Union Co.	20,200	518
UGI Corp.	12,900	335
Williams Cos., Inc.	56,000	1,988
Paper & Forest Products (0.4%)
MeadWestvaco Corp.	19,400	510
Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	25,500	560
Endo Pharmaceuticals Holdings, Inc. ‡	43,000	1,068
Medicis Pharmaceutical Corp. -Class A	107,000	2,204
Par Pharmaceutical Cos., Inc. ‡	14,500	247
Watson Pharmaceuticals, Inc. ‡	15,000	466
Real Estate Management & Development (0.9%)
Jones Lang Lasalle, Inc.	14,900	1,156
Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp. ‡	42,500	874
Texas Instruments, Inc.	9,200	268
Software (2.7%)
Adobe Systems, Inc. ‡	56,100	2,092
Autodesk, Inc. ‡	9,300	353
Synopsys, Inc. ‡	37,300	862
Specialty Retail (5.7%)
Best Buy Co., Inc.	48,100	2,069
GameStop Corp. -Class A ‡	23,300	1,282
RadioShack Corp.	38,400	534
Tiffany & Co.	48,400	2,107
Tractor Supply Co. ‡	29,600	1,053
Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc. ‡	57,200	2,035
Polo Ralph Lauren Corp. -Class A	4,100	254
Trading Companies & Distributors (0.3%)
GATX Corp.	7,700	339
Wireless Telecommunication Services (0.8%)
Telephone & Data Systems, Inc.	18,300	701
US Cellular Corp. ‡	5,500	303
Total Common Stocks (cost $120,232)		118,900

Total Investment Securities (cost $120,232) #		$118,900

SECURITIES SOLD SHORT (96.5%)
COMMON STOCKS (96.5%)
Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	(5,700)	(266)
United Parcel Service, Inc. Class B	(18,000)	(1,303)
Airlines (1.2%)
Alaska Air Group, Inc. ‡	(39,500)	(849)
US Airways Group, Inc. ‡	(69,900)	(600)
Auto Components (0.2%)
BorgWarner, Inc.	(6,100)	(300)
Automobiles (0.4%)
Harley-Davidson, Inc.	(13,800)	(528)
Beverages (0.9%)
PepsiCo, Inc.	(16,200)	(1,110)
Capital Markets (1.2%)
Waddell & Reed Financial, Inc.	(42,400)	(1,436)
Chemicals (5.5%)
Air Products & Chemicals, Inc.	(6,200)	(610)
Albemarle Corp.	(14,400)	(539)
FMC Corp.	(26,200)	(1,645)
Praxair, Inc.	(14,400)	(1,315)
ROHM & Haas Co.	(24,300)	(1,299)
Sigma-Aldrich Corp.	(5,200)	(296)
Westlake Chemical Corp.	(69,600)	(1,163)
Commercial Banks (1.5%)
Bancorpsouth, Inc.	(22,900)	(550)
Bank of Hawaii Corp.	(5,500)	(302)
US Bancorp	(28,100)	(952)
Commercial Services & Supplies (3.1%)
Copart, Inc. ‡	(29,200)	(1,193)
Corrections Corp. of America ‡	(50,200)	(1,280)
Equifax, Inc.	(15,100)	(578)
Pitney Bowes, Inc.	(8,300)	(300)
Rollins, Inc.	(33,500)	(534)

The notes to the financial statements are an integral part of this report.

	Shares	Value
Communications Equipment (1.8%)
Cisco Systems, Inc. ‡	(38,200)	$(979)
Motorola, Inc.	(124,600)	(1,241)
Computers & Peripherals (2.4%)
Imation Corp.	(68,700)	(1,606)
SanDisk Corp. ‡	(52,200)	(1,414)
Consumer Finance (0.4%)
Capital One Financial Corp.	(10,000)	(530)
Diversified Consumer Services (0.5%)
H&R Block, Inc.	(31,100)	(680)
Diversified Financial Services (1.4%)
JPMorgan Chase & Co.	(16,900)	(805)
Leucadia National Corp.	(19,200)	(984)
Electric Utilities (4.2%)
Ameren Corp.	(6,700)	(304)
Entergy Corp.	(6,100)	(701)
Exelon Corp.	(12,600)	(1,077)
FirstEnergy Corp.	(14,100)	(1,066)
Idacorp, Inc.	(45,000)	(1,460)
Westar Energy, Inc.	(15,300)	(355)
Wisconsin Energy Corp.	(5,500)	(261)
Electrical Equipment (0.2%)
Emerson Electric Co.	(4,600)	(240)
Energy Equipment & Services (3.5%)
BJ Services Co.	(56,000)	(1,583)
Diamond Offshore Drilling, Inc.	(5,300)	(665)
Halliburton Co.	(16,200)	(744)
TETRA Technologies, Inc. ‡	(86,500)	(1,406)
Food & Staples Retailing (1.1%)
Ruddick Corp.	(34,300)	(1,327)
Food Products (4.3%)
Archer-Daniels-Midland Co.	(29,700)	(1,309)
Campbell Soup Co.	(36,700)	(1,277)
Kraft Foods, Inc. -Class A	(17,000)	(538)
Sara Lee Corp.	(37,900)	(550)
Smithfield Foods, Inc. ‡	(27,600)	(791)
WM Wrigley Jr. Co.	(11,200)	(853)
Health Care Equipment & Supplies (2.4%)
Becton Dickinson & Co.	(3,300)	(295)
Cooper Cos. , Inc.	(36,300)	(1,270)
ResMed, Inc. ‡	(31,600)	(1,363)
Health Care Providers & Services (4.1%)
Community Health Systems, Inc. ‡	(41,300)	(1,550)
Coventry Health Care, Inc. ‡	(17,800)	(796)
Davita, Inc. ‡	(4,000)	(210)
Kindred Healthcare, Inc. ‡	(12,400)	(294)
Laboratory Corp. of America Holdings ‡	(5,900)	(446)
McKesson Corp.	(6,700)	(349)
Omnicare, Inc.	(26,900)	(548)
Pediatrix Medical Group, Inc. ‡	(12,600)	(857)
Hotels, Restaurants & Leisure (7.4%)
Carnival Corp.	(31,900)	(1,281)
International Game Technology	(31,200)	(1,084)
Las Vegas Sands Corp. ‡	(17,600)	(1,341)
McDonald’s Corp.	(24,900)	(1,484)
Orient-Express Hotels, Ltd. -Class A	(19,200)	(894)
Scientific Games Corp. -Class A ‡	(48,400)	(1,363)
Wynn Resorts, Ltd.	(5,700)	(600)
Yum! Brands, Inc.	(27,800)	(1,131)
Household Durables (0.6%)
Ryland Group, Inc.	(11,100)	(355)
Toll Brothers, Inc. ‡	(16,400)	(371)
Household Products (0.3%)
Energizer Holdings, Inc. ‡	(4,300)	(340)
Insurance (1.6%)
Arch Capital Group, Ltd. ‡	(12,200)	(862)
Conseco, Inc. ‡	(24,200)	(282)
Fidelity National Financial, Inc. -Class A	(21,300)	(340)
First American Corp.	(14,500)	(476)
IT Services (1.3%)
Fiserv, Inc. ‡	(26,600)	(1,345)
Total System Services, Inc.	(11,700)	(278)
Leisure Equipment & Products (0.5%)
Mattel, Inc.	(30,500)	(572)
Life Sciences Tools & Services (1.1%)
Covance, Inc. ‡	(16,500)	(1,383)
Machinery (2.6%)
Cummins, Inc.	(9,300)	(583)
IDEX Corp.	(13,600)	(499)
Lincoln Electric Holdings, Inc.	(13,600)	(1,038)
Nordson Corp.	(11,100)	(655)
Pall Corp.	(13,300)	(462)
Media (1.4%)
Discovery Holding Co. Class A ‡	(47,900)	(1,110)
Hearst-Argyle Television, Inc. -Class A	(29,400)	(609)
Metals & Mining (3.8%)
Commercial Metals Co.	(30,600)	(953)
Nucor Corp.	(11,200)	(846)
Steel Dynamics, Inc.	(29,800)	(1,038)
U.S. Steel Corp.	(12,400)	(1,909)
Multiline Retail (3.7%)
99 Cents Only Stores ‡	(58,100)	(552)
Kohl’s Corp. ‡	(29,500)	(1,441)
Nordstrom, Inc.	(37,800)	(1,333)
Saks, Inc. ‡	(72,400)	(942)
Target Corp.	(6,100)	(324)
Multi-Utilities (0.9%)
MDU Resources Group, Inc.	(26,700)	(771)
Vectren Corp.	(10,000)	(283)
Oil, Gas & Consumable Fuels (8.0%)
Bill Barrett Corp. ‡	(10,600)	(545)
Cabot Microelectronics Corp.	(15,700)	(895)

The notes to the financial statements are an integral part of this report.

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	(6,500)	$(848)
Equitable Resources, Inc.	(20,300)	(1,347)
Foundation Coal Holdings, Inc.	(4,900)	(294)
Marathon Oil Corp.	(12,600)	(574)
Newfield Exploration Co. ‡	(8,000)	(486)
Overseas Shipholding Group, Inc.	(9,400)	(708)
Peabody Energy Corp.	(23,600)	(1,443)
Questar Corp.	(21,300)	(1,321)
Teekay Corp.	(5,500)	(251)
Tesoro Corp.	(48,300)	(1,214)
Paper & Forest Products (1.6%)
Louisiana-Pacific Corp.	(114,000)	(1,312)
Weyerhaeuser Co.	(10,100)	(645)
Personal Products (0.2%)
Alberto-Culver Co. -Class B	(9,900)	(249)
Pharmaceuticals (2.9%)
Abbott Laboratories	(12,700)	(670)
Barr Pharmaceuticals, Inc. ‡	(22,000)	(1,105)
Mylan, Inc.	(102,800)	(1,354)
Valeant Pharmaceuticals International ‡	(37,900)	(503)
Real Estate Management & Development (0.7%)
Forest City Enterprises, Inc. -Class A	(23,100)	(853)
Road & Rail (0.3%)
Ryder System, Inc.	(6,300)	(431)
Semiconductors & Semiconductor Equipment (2.7%)
Altera Corp.	(29,100)	(619)
Applied Materials, Inc.	(20,600)	(384)
Marvell Technology Group, Ltd. ‡	(24,900)	(323)
Microchip Technology, Inc.	(25,500)	(937)
Micron Technology, Inc. ‡	(143,800)	(1,110)
Software (3.2%)
ACI Worldwide, Inc. ‡	(62,200)	(1,374)
Electronic Arts, Inc. ‡	(18,900)	(973)
Intuit, Inc. ‡	(49,200)	(1,327)
McAfee, Inc. ‡	(7,300)	(243)
Specialty Retail (5.2%)
Bed Bath & Beyond, Inc. ‡	(40,000)	(1,300)
Coldwater Creek, Inc. ‡	(65,000)	(347)
Collective Brands, Inc. ‡	(23,600)	(292)
Guess?, Inc.	(24,000)	(919)
Home Depot, Inc.	(29,200)	(841)
Lowe’s Companies, Inc.	(33,300)	(839)
Office Depot, Inc. ‡	(116,000)	(1,471)
Pacific Sunwear of California ‡	(33,200)	(445)
Textiles, Apparel & Luxury Goods (2.1%)
Liz Claiborne, Inc.	(55,600)	(984)
Phillips-Van Heusen Corp.	(9,700)	(409)
Timberland Co. -Class A ‡	(86,700)	(1,266)
Thrifts & Mortgage Finance (0.4%)
Washington Federal, Inc.	(18,800)	(448)
Wireless Telecommunication Services (2.4%)
Crown Castle International Corp. ‡	(37,300)	(1,448)
Leap Wireless International, Inc. ‡	(19,100)	(1,022)
SBA Communications Corp. -Class A ‡	(15,900)	(515)
Total Common Stocks (proceeds $123,161)		(119,686)

Total Securities Sold Short (proceeds $123,161)		$(119,686)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $120,232. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,259 and $15,591, respectively. Net unrealized depreciation for tax purposes is $1,332.

The notes to the financial statements are an integral part of this report.

Transamerica Evergreen International Small Cap

UNDERSTANDING YOUR FUND EXPENSES

(Unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class I
Actual	$1,000.00	$865.73	1.13%	$5.24
Hypothetical (b)	1,000.00	1,019.24	1.13	5.67

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Argentina (0.7%)
IRSA Inversiones y Representaciones SA ‡ ^	281,633	$3,920
Australia (2.2%)
Babcock & Brown Infrastructure Group	1,034,102	1,121
Babcock & Brown, Ltd.	438,144	6,069
QBE Insurance Group, Ltd.	205,392	4,895
Belgium (3.3%)
Ackermans & Van Haaren NV	49,097	5,014
Umicore ‡	246,745	13,180
Bermuda (0.7%)
China Gas Holdings, Ltd.	11,902,000	3,710
Brazil (0.5%)
Empresa Brasileira de Aeronautica SA	65,762	2,741
Canada (0.9%)
Forzani Group, Ltd. -Class A	105,429	1,856
Platmin, Ltd. ‡	152,900	1,063
Rocky Mountain Dealership, Inc. ‡	169,600	1,852
Cayman Islands (2.8%)
Baidu.Com ‡ ^	16,826	6,151
SINA Corp. ‡	203,045	9,381
China (0.4%)
China Telecom Corp., Ltd.	1,028,000	689
Sinotrans, Ltd. -Class H	5,044,000	1,708
Finland (2.9%)
Amer Sports OYJ -Class A	75,650	1,319
Nokian Renkaat OYJ ^	352,317	14,991
France (18.4%)
Carbone Lorraine SA	112,080	6,196
Carrefour SA	263,185	18,533
Eurofins Scientific	89,940	9,102
Flo Groupe €	344,858	3,962
Michelin -Class B	80,633	7,378
Neopost SA	55,872	5,828
Remy Cointreau SA	74,075	4,596
Rhodia SA ‡	286,965	5,978
Scor SE €	489,462	11,827
Sechilienne-Sidec	93,104	7,378
Sodexo	33,015	2,210
Technip SA	100,345	9,274
Teleperformance	236,700	9,766
Germany (10.3%)
Adidas AG	416,665	26,591
Bilfinger Berger AG	29,451	2,526
Continental AG ^	4,885	574
D+S Europe AG ‡	335,774	6,848
Hamburger Hafen Und Logistik AG ‡	34,945	2,920
Leoni AG	93,000	4,969
Mtu Aero Engines Holding AG ‡	40,504	1,859
SGL Carbon AG ‡	95,407	6,508
Software AG	63,445	4,216
Greece (1.0%)
Intralot SA	133,365	2,679
J&P-Avax SA	170,769	1,292
Terna Energy SA ‡	133,011	1,491
Guernsey, C.I. (0.1%)
European Capital, Ltd.	58,264	490
Italy (4.0%)
Astaldi Spa	534,772	4,500
Davide Campari-Milano SpA ‡	544,034	4,922
GEOX SpA	27,414	397
Gruppo Coin SpA ‡	816,862	5,367
Impregilo SpA ‡	1,137,456	6,921
Japan (14.1%)
Ariake Japan Co., Ltd.	132,600	1,856
Bank of Yokohama, Ltd.	230,000	1,677
Capcom Co., Ltd.	309,800	9,249
Kawasaki Heavy Industries, Ltd.	420,000	1,077
Koei Co., Ltd.	85,500	1,325
Makita Corp.	51,000	1,747
Megachips Corp.	74,200	926
Mitsubishi Gas Chemical Co., Inc.	188,000	1,283
Nidec Corp.	43,600	3,267
Nipponkoa Insurance Co., Ltd.	576,000	5,583
Nissha Printing Co., Ltd.	113,000	4,649
Okumura Corp.	367,000	1,801
Sompo Japan Insurance, Inc.	332,000	3,676
Square Enix Co., Ltd.	221,900	7,198
Sugi Pharmacy Co., Ltd.	282,700	7,425
Sumitomo Bakelite Co., Ltd.	287,000	1,590
Sundrug Co., Ltd.	303,000	7,756
T&D Holdings, Inc.	80,850	5,121
Toho Co., Ltd.	119,800	2,728
Tokuyama Corp.	194,000	1,745
Tokyo Tatemono Co., Ltd.	334,000	2,895
Toray Industries, Inc.	584,000	3,621
Jersey, C.I. (1.2%)
Experian Group, Ltd.	471,909	3,556
Randgold Resources, Ltd.	66,528	3,029
Korea, Republic of (0.7%)
Lotte Confectionery Co., Ltd.	1,429	1,702
Taeyoung Engineering & Construction	267,560	2,375
Netherlands (3.0%)
Boskalis Westminster	191,844	11,553
Koninklijke BAM Groep NV	95,781	2,301
SBM Offshore NV	65,308	2,497
Norway (0.5%)
AKER Yards ASA ‡	212,420	2,798
Papua New Guinea (0.4%)
Lihir Gold, Ltd. ‡	771,028	2,136
Singapore (0.5%)
Capitacommercial Trust REIT ‡	786,000	1,297
Starhub, Ltd.	562,833	1,260

The notes to the financial statements are an integral part of this report.

	Shares	Value
Spain (7.4%)
CIA de Distribucion Integral Logista SA	120,497	$9,821
Cintra Concesiones de Infraestructuras de Transporte SA	340,467	5,285
Grifols SA	390,666	10,918
La Seda de Barcelona SA	1,203,205	2,360
Promotora de Informaciones SA ^	302,254	5,303
Tecnicas Reunidas SA	80,556	6,097
Uralita SA	97,345	924
Sweden (0.4%)
Niscayah Group AB -Class B	876,400	2,222
Switzerland (1.4%)
Lindt & Spruengli AG	253	777
Logitech International SA ‡	234,447	7,136
Taiwan (2.8%)
Far Eastern Textile Co., Ltd.	670,000	1,127
First Financial Holding Co., Ltd.	1,986,000	2,413
Mega Financial Holding Co., Ltd.	4,958,000	4,364
Tatung Co., Ltd. ‡	4,741,000	2,865
Yuanta Financial Holding Co., Ltd. ‡	5,160,000	4,915
United Kingdom (16.1%)
AMEC PLC	298,928	4,707
Arriva PLC	515,763	7,207
BAE Systems PLC	279,255	2,581
Balfour Beatty PLC	1,175,915	10,259
Carphone Warehouse Group PLC	1,038,786	5,591
Charter PLC	223,644	3,982
Cobham PLC	799,208	3,490
FirstGroup PLC	173,201	1,947
Game Group PLC	1,436,741	7,804
ICAP PLC	328,703	3,815
Lavendon Group PLC	4,446	27
National Express Group PLC	225,992	4,145
Pennon Group PLC	318,626	4,007
Premier Oil PLC ‡	48,530	1,483
RAB Capital PLC ^	1,048,297	1,329
Regent Inns PLC ‡	935,431	338
Rexam PLC	631,107	5,597
Serco Group PLC	1,146,015	10,009
Smiths Group PLC	308,471	5,917
Stagecoach Group PLC ‡ ¡	1,316,695	♦
Stagecoach Group PLC	987,666	5,022
Total Common Stocks (cost $464,609)		535,241

Total Securities Lending Collateral (cost $18,590) q		18,590

Total Investment Securities (cost $483,199) #		$553,831

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)
Euro Dollar	(1,816)	07/07/2008	$(2,805)	$(14)
Euro Dollar	(5,304)	08/04/2008	(8,238)	14
Japanese Yen	91,276	05/07/2008	875	(2)
British Pound Sterling	(5,215)	06/12/2008	(10,337)	37
			$(20,505)	$35

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Construction & Engineering	9.9%	$54,332
Commercial Services & Supplies	6.7%	37,052
Food & Staples Retailing	6.1%	33,714
Insurance	5.6%	31,102
Textiles, Apparel & Luxury Goods	5.3%	29,348
Auto Components	5.0%	27,913
Chemicals	5.0%	27,397
Software	4.0%	21,988
Specialty Retail	3.7%	20,618
Road & Rail	3.3%	18,320
Diversified Financial Services	2.9%	15,998
Internet Software & Services	2.8%	15,532
Electrical Equipment	2.3%	12,704
Energy Equipment & Services	2.1%	11,771
Computers & Peripherals	2.0%	10,926
Biotechnology	2.0%	10,918
Aerospace & Defense	1.9%	10,672
Trading Companies & Distributors	1.8%	9,848
Machinery	1.8%	9,709
Beverages	1.7%	9,518
Hotels, Restaurants & Leisure	1.7%	9,189
Life Sciences Tools & Services	1.6%	9,102
Independent Power Producers & Energy Traders	1.6%	8,869
Commercial Banks	1.5%	8,454
Transportation Infrastructure	1.5%	8,205
Media	1.5%	8,032
Industrial Conglomerates	1.3%	7,044
Real Estate Management & Development	1.2%	6,816
Metals & Mining	1.1%	6,227
Office Electronics	1.1%	5,828
Capital Markets	1.0%	5,633
Containers & Packaging	1.0%	5,597
Oil, Gas & Consumable Fuels	0.9%	5,193
Food Products	0.8%	4,335
Water Utilities	0.7%	4,007
Electronic Equipment & Instruments	0.6%	3,266
Household Durables	0.3%	1,747
Air Freight & Logistics	0.3%	1,708
Leisure Equipment & Products	0.2%	1,319
Real Estate Investment Trusts	0.2%	1,297
Wireless Telecommunication Services	0.2%	1,260
Electric Utilities	0.2%	1,121
Building Products	0.2%	924
Diversified Telecommunication Services	0.1%	688
Investment Securities, at value	96.7%	535,241
Short-Term Investments	3.3%	18,590
Total Investments	100.0%	$553,831

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $17,746.
¡	Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.
‡	Non-income producing security.
€	Illiquid. These securities aggregated $15,789 or 2.85% of the Fund’s net assets.
♦	Value is less than $1.
q

Cash collateral for the Repurchase Agreements, valued at $3,481, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $483,199. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $95,372 and $24,740 respectively. Net unrealized appreciation for tax purposes is $70,632.

DEFINITIONS:

REIT   Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica Federated Market Opportunity

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class I
Actual	$1,000.00	$1,032.32	0.90%	$4.55
Hypothetical (b)	1,000.00	1,020.39	0.90	4.52

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (9.7%)
United States (9.7%)
U.S. Treasury Inflation Indexed Note, TIPS
2.38%, due 04/15/2011		$2,133	$2,253
U.S. Treasury Bill
1.58%, due 10/16/2008		5,000	4,963
Total U.S. Government Obligations (cost $7,166)			7,216

		Shares	Value
COMMON STOCKS (20.7%)
Bermuda (1.2%)
Bunge, Ltd. ^		7,900	901
Canada (4.1%)
Barrick Gold Corp.		28,400	1,097
Enerplus Resources Trust		12,200	548
Goldcorp, Inc.		12,200	436
Kinross Gold Corp.		22,700	429
Yamana Gold, Inc.		44,500	570
Japan (4.9%)
Chugai Pharmaceutical Co., Ltd.		65,500	906
Mitsubishi Tanabe Pharma Corp.		37,000	440
NTT DoCoMo, Inc.	JPY	514	753
ROHM Co., Ltd.		$12,000	832
Tokyo Electron, Ltd.		11,700	756
South Africa (0.7%)
Gold Fields, Ltd.		35,800	483
Sweden (0.6%)
Telefonaktiebolaget LM Ericsson ^		16,600	419
United States (9.2%)
Affymetrix, Inc. ‡ ^		68,100	743
Cadence Design Systems, Inc. ‡		55,000	612
Ceradyne, Inc. ‡		16,600	647
Coeur D’alene Mines Corp. ‡		243,200	747
King Pharmaceuticals, Inc. ‡		44,000	413
Newmont Mining Corp.		9,800	433
RadioShack Corp.		44,200	614
Sepracor, Inc. ‡		35,800	771
Tesoro Corp.		14,900	375
Unit Corp. ‡		12,000	762
Western Refining, Inc. ^		75,600	757
Total Common Stocks (cost $15,637)			15,444

		Contracts (•)	Value
PURCHASED OPTIONS (3.3%)
Covered Call Options (0.7%)
Express Scripts, Inc.		168	137
Call Strike $75.00
Expires 08/16/2008
Hunt Transport Services, Inc.		357	137
Call Strike $35.00
Expires 08/16/2008
Hunt Transport Services, Inc.		200	110
Call Strike $35.00
Expires 01/17/2009
priceline.com, Inc.		58	119
Call Strike $140.00
Expires 07/19/2008
American Tower Systems Corp.		412	77
Call Strike $42.50
Expires 07/19/2008
Applied Materials, Inc.		592	237
Call Strike $22.50
Expires 07/18/2008
Citigroup, Inc.		248	142
Call Strike $30.00
Expires 09/20/2008
Energy Select Sector SPDR Fund		193	49
Call Strike $79.00
Expires 06/21/2008
iShares Lehman 20+ Year Treasury Bond Fund		617	367
Call Strike $96.00
Expires 09/20/2008
iShares MSCI Brazil Index Fund		172	48
Call Strike $75.00
Expires 09/20/2008
iShares MSCI Emerging Market Index Fund		98	87
Call Strike $140.00
Expires 09/20/2008
iShares MSCI Emerging Market Index Fund		81	190
Call Strike $160.00
Expires 01/17/2009
iShares MSCI Emerging Market Index Fund		161	247
Call Strike $145.00
Expires 01/17/2009
iShares MSCI Mexico Index Fund		296	63
Call Strike $57.00
Expires 06/21/2008
Merrill Lynch & Co.		177	38
Call Strike $45.00
Expires 07/19/2008
Moody’s Corp.		215	110
Call Strike $40.00
Expires 08/16/2008
Oil Service Holders Trust		89	78
Call Strike $190.00
Expires 07/19/2008
Research In Motion, Ltd.		84	46
Call Strike $115.00
Expires 06/21/2008
Wells Fargo & Co.		197	166
Call Strike $37.50
Expires 10/18/2008
Total Purchased Options (cost $3,728)			2,448

The notes to the financial statements are an integral part of this report.

	Shares	Value
INVESTMENT COMPANIES (3.2%)
United States (3.2%)
Ultrashort Financials Proshares	10,000	$1,015
Ultrashort FTSE Proshares ^	8,065	514
Ultrashort MSCI Emerging Markets Proshares	4,600	313
Ultrashort Real Estate Proshares	5,900	509
Total Investment Companies (cost $2,563)		2,351

Total Securities Lending Collateral (cost $3,529) q		3,529

Total Investment Securities (cost $32,623) #		$30,988

	Contracts (•)	Value
WRITTEN OPTIONS (0.2%)
Put Options (0.2%)
Barrick Gold Corp.	200	$(77)
Put Strike $40.00
Expires 7/19/2008
RadioShack Corp.	200	(76)
Put Strike $17.50
Expires 7/19/2008
Total Written Options (premiums: $119)		$(153)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Canadian Dollar	4,416	05/20/2008	$4,382	$1
Canadian Dollar	(4,416)	05/20/2008	(4,335)	(48)
Euro Dollar	(2,745)	06/04/2008	(4,035)	(234)
Japanese Yen	(450,097)	07/07/2008	(4,431)	107
British Pound Sterling	1,114	06/04/2008	2,170	31
British Pound Sterling	(1,114)	06/04/2008	(2,279)	78
British Pound Sterling	(1,100)	11/03/2008	(2,147)	(4)
			$(10,675)	$(69)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Canadian Dollar	3,981	Japanese Yen	437,239	05/13/2008	$(234)
Euro Dollar	1,221	Japanese Yen	193,128	06/04/2008	46
Japanese Yen	437,239	Canadian Dollar	3,868	05/13/2008	346
Japanese Yen	193,128	Euro Dollar	1,200	06/04/2008	(14)
					$144

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Metals & Mining	13.5%	$4,195
Pharmaceuticals	8.2%	2,530
Derivative	7.9%	2,448
Capital Markets	7.6%	2,352
U.S. Government Obligation	7.3%	2,253
Oil, Gas & Consumable Fuels	5.4%	1,679
Semiconductors & Semiconductor Equipment	5.1%	1,588
Food Products	2.9%	901
Energy Equipment & Services	2.5%	762
Wireless Telecommunication Services	2.4%	753
Life Sciences Tools & Services	2.4%	743
Aerospace & Defense	2.1%	647
Specialty Retail	2.0%	614
Software	2.0%	612
Communications Equipment	1.3%	419
Investment Securities, at value	72.6%	22,496
Short-Term Investments	27.4%	8,492
Total Investments	100.0%	$30,988

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $3,375.
‡	Non-income producing security.
•	Contract Amounts are not in thousands.
q

Cash collateral for the Repurchase Agreements, valued at $661, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $32,623. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $988 and $2,623, respectively. Net unrealized depreciation for tax purposes is $1,635.

DEFINITIONS:

SPDR     Standard & Poor’s Depository Receipts

TIPS       Treasury Inflation Protected Security

The notes to the financial statements are an integral part of this report.

Transamerica JPMorgan International Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$1,079.41	0.60%	$3.10
Hypothetical (b)	1,000.00	1,021.88	0.60	3.02

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (66.9%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	2,700	$2,313
Belgium (4.8%)
Belgium Government Bond
4.00%, due 03/28/2018	EUR	22,000	33,117
8.00%, due 03/28/2015	EUR	3,950	7,511
Canada (1.3%)
Canada Housing Trust -144A
4.55%, due 12/15/2012	CAD	4,791	4,939
Canadian Government Bond
5.75%, due 06/01/2033	CAD	4,913	6,096
Denmark (2.6%)
Denmark Government Bond
6.00%, due 11/15/2009	DKK	100,920	21,605
France (6.2%)
Caisse D’amortissement de La Dette
3.13%, due 07/12/2010	EUR	8,900	13,563
3.75%, due 10/25/2020	EUR	4,520	6,459
France Government Bond OAT
3.75%, due 04/25/2017	EUR	13,900	20,838
4.75%, due 04/25/2035	EUR	632	986
5.75%, due 10/25/2032	EUR	3,000	5,335
8.50%, due 04/25/2023	EUR	500	1,106
French Discount T-Bill
Zero Coupon, due 07/31/2008 ¡	EUR	2,263	3,488
Germany (1.7%)
Bundesobligation
3.50%, due 10/14/2011	EUR	9,517	14,635
Ireland (1.1%)
Ireland Government Bond
4.50%, due 04/18/2020	EUR	6,000	9,265
Italy (6.2%)
Italy Buoni Poliennali del Tesoro
4.00%, due 02/01/2037	EUR	9,100	12,009
5.00%, due 08/01/2034	EUR	9,660	15,045
5.25%, due 08/01/2017	EUR	15,200	25,067
Japan (23.6%)
Development Bank of Japan
1.05%, due 06/20/2023	JPY	2,311,000	19,101
1.60%, due 06/20/2014	JPY	510,000	4,958
2.30%, due 03/19/2026	JPY	500,000	4,877
Japan Finance Corp. for Municipal
1.55%, due 02/21/2012	JPY	3,656,000	35,562
Japan Government Five Year Bond
1.20%, due 03/20/2012	JPY	450,000	4,329
Japan Government Ten Year Bond
1.30%, due 03/20/2015	JPY	6,756,450	64,721
1.70%, due 12/20/2016 – 09/20/2017	JPY	3,067,000	29,924
Japan Government Twenty Year Bond
1.90%, due 06/20/2025	JPY	860,000	8,010
2.10%, due 09/20/2024 –12/20/2026	JPY	2,115,000	20,060
Japanese Government
CPI Linked Bond, TIPS
1.40%, due 03/10/2018	JPY	709,435	6,828
Netherlands (4.3%)
Netherlands Government Bond
4.00%, due 01/15/2037	EUR	26,050	36,060
Spain (3.6%)
Spain Government Bond
5.40%, due 07/30/2011	EUR	18,500	29,938
Sweden (2.7%)
Sweden Government Bond
5.50%, due 10/08/2012	SEK	130,720	23,091
United Kingdom (8.5%)
U.K. Gilt
4.25%, due 06/07/2032	GBP	1,500	2,804
4.50%, due 12/07/2042	GBP	8,100	16,153
6.25%, due 11/25/2010	GBP	22,350	46,296
8.00%, due 06/07/2021	GBP	2,260	5,834
Total Foreign Government Obligations (cost $517,812)			561,923

ASSET-BACKED SECURITIES (7.4%)
Spain (1.7%)
Fondo de Titulizacion de Activos Santander Auto Series 1, Class A
4.43%, due 11/25/2021 *	EUR	1,127	1,730
La CAJA de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR	3,900	5,451
UCI
Series 15, Class A, Reg S
4.76%, due 12/18/2048 *	EUR	5,011	7,328
Supranational (2.9%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	24,573
United Kingdom (2.8%)
Bank of Scotland PLC
4.71%, due 06/14/2012 *	EUR	4,000	5,909
Barclays Bank PLC
4.96%, due 04/20/2016 *	EUR	4,000	5,726
Network Rail Infrastructure Finance PLC
4.38%, due 01/18/2011	GBP	5,870	11,532
Total Asset-Backed Securities (cost $55,235)			62,249

CORPORATE DEBT SECURITIES (21.2%)
France (4.6%)
Compagnie de Financement Foncier
1.25%, due 12/01/2011	JPY	2,230,000	21,295
Dexia Municipal Agency
3.50%, due 09/21/2009	EUR	11,530	17,710

The notes to the financial statements are an integral part of this report.

		Principal	Value
Germany (8.2%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	$14,482
Eurohypo AG
3.75%, due 04/11/2011	EUR	14,800	22,642
Kreditanstalt Fuer Wiederaufbau
2.50%, due 11/17/2008	EUR	2,500	3,852
2.60%, due 06/20/2037	JPY	355,000	3,460
5.50%, due 09/15/2009	GBP	9,300	18,533
5.50%, due 12/07/2015	GBP	2,150	4,386
Landwirtschaftliche Rentenbank
1.38%, due 04/25/2013	JPY	101,000	969
Ireland (3.1%)
Aib Mortgage Bank
3.50%, due 04/30/2009	EUR	7,900	12,110
Depfa ACS Bank
1.65%, due 12/20/2016	JPY	800,000	7,433
Ulster Bank Finance PLC
4.82%, due 03/29/2011 *	EUR	4,000	6,158
Spain (2.8%)
Ayt Cedulas Cajas VII Fondo de
4.00%, due 06/23/2011	EUR	15,700	23,757
Supranational (1.5%)
European Investment Bank
5.63%, due 10/15/2010	EUR	7,900	12,693
United Kingdom (1.1%)
Network Rail Finance PLC
4.88%, due 03/06/2009	GBP	2,100	4,148
Network Rail Infrastructure Finance PLC
4.75%, due 11/29/2035	GBP	2,530	4,972
Total Corporate Debt Securities (cost $156,269)			178,600

CERTIFICATE OF DEPOSIT (1.2%)
United States (1.2%)
ING Bank NV
2.50%, due 05/01/2008		$10,000	10,000
Total Certificate of Deposit (cost $10,000)			10,000

Total Investment Securities (cost $739,316) #			$812,772

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)
10 Year Canadian Bond	(44)	06/30/2008	$(5,168)	$(53)
10 Year Japanese Bond	8	06/20/2008	10,422	(237)
Euro BOBL	(173)	06/10/2008	(29,318)	718
Euro Bund	(224)	06/10/2008	(39,781)	358
Euro Shatz	2,322	06/10/2008	375,394	(2,710)
Long Gilt	(42)	06/30/2008	(9,008)	195
			$302,541	$(1,729)

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	13,412	05/09/2008	$12,448	$179
Australian Dollar	(1,671)	05/09/2008	(1,526)	(48)
Canadian Dollar	(6,618)	05/09/2008	(6,669)	99
Danish Krone	(63,804)	05/09/2008	(13,164)	(145)
Euro Dollar	3,214	05/09/2008	4,943	59
Euro Dollar	(54,338)	05/09/2008	(83,995)	(590)
Euro Dollar	1,000	07/11/2008	1,550	3
Japanese Yen	10,727,414	05/09/2008	105,701	(3,009)
Japanese Yen	(1,302,859)	05/09/2008	(12,844)	372
New Zealand Dollar	581	05/09/2008	459	(5)
Norwegian Krone	239,204	05/09/2008	46,417	376
Norwegian Krone	(9,783)	05/09/2008	(1,902)	(12)
Swedish Krona	45,808	05/09/2008	7,564	77
Swiss Franc	26,129	05/09/2008	25,646	(558)
British Pound Sterling	2,815	05/09/2008	5,566	7
British Pound Sterling	(42,903)	05/09/2008	(86,000)	1,069
British Pound Sterling	8,000	07/11/2008	15,652	116
			$19,846	$(2,010)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Canadian Dollar	8,697	Norwegian Krone	44,969	05/09/2008	$(162)
Canadian Dollar	1,361	Euro Dollar	861	05/09/2008	11
Euro Dollar	17,519	Swiss Franc	27,514	05/09/2008	852
Euro Dollar	909	British Pound Sterling	700	05/09/2008	30
Euro Dollar	10,024	Japanese Yen	1,575,404	05/09/2008	523
Euro Dollar	874	Australian Dollar	1,494	05/09/2008	(45)
Euro Dollar	11,474	Swedish Krona	106,837	05/09/2008	41
Japanese Yen	1,235,446	Euro Dollar	7,850	05/09/2008	(393)
Japanese Yen	821,821	Australian Dollar	8,672	05/09/2008	(298)
Japanese Yen	817,098	British Pound Sterling	4,117	05/09/2008	(329)
Norwegian Krone	7,657	Japanese Yen	150,009	05/09/2008	62
Norwegian Krone	7,312	Australian Dollar	1,535	05/09/2008	(15)
Norwegian Krone	7,723	British Pound Sterling	790	05/09/2008	(53)
Swedish Krona	10,477	Norwegian Krone	8,818	05/09/2008	23
Swedish Krona	104,322	Euro Dollar	11,104	05/09/2008	117
Swedish Krona	9,523	Australian Dollar	1,690	05/09/2008	(3)
Swedish Krona	12,963	Japanese Yen	211,887	05/09/2008	134
Swiss Franc	1,386	Euro Dollar	884	05/09/2008	(45)
Swiss Franc	869	British Pound Sterling	433	05/09/2008	(23)
British Pound Sterling	5,873	Euro Dollar	7,602	05/09/2008	(206)
British Pound Sterling	4,041	Norwegian Krone	41,782	05/09/2008	(174)
British Pound Sterling	2,814	Japanese Yen	560,493	05/09/2008	205
British Pound Sterling	1,082	Japanese Yen	219,082	07/11/2008	27
					$279

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligations	69.2%	$561,923
Asset-Backed Securities	16.8%	136,438
Commercial Banks	6.8%	55,210
Diversified Financial Services	3.4%	27,905
Thrifts & Mortgage Finance	2.6%	21,296
Investment Securities, at value	98.8%	802,772
Short-Term Investments	1.2%	10,000
Total Investments	100.0%	$812,772

NOTES TO SCHEDULE OF INVESTMENTS:

•                  Floating or variable rate note. Rate is listed as of April 30, 2008.

¡                 All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $2,239.

•                  Contract Amounts are not in thousands.

#                 Aggregate cost for federal income tax purposes is $739,316.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $75,896 and $2,440, respectively.  Net unrealized appreciation for tax purposes is $73,456.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $4,939 or 0.59% of the Fund’s net assets.

CPI	Consumer Price Index
TIPS	Treasury Inflation Protected Security
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

The notes to the financial statements are an integral part of this report.

Transamerica JPMorgan Mid Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$914.85	0.87%	$4.14
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc. ‡ ^	33,600	$3,688
Auto Components (0.9%)
Wabco Holdings, Inc.	48,200	2,302
Beverages (1.1%)
Brown-Forman Corp. -Class B ^	39,900	2,714
Building Products (0.9%)
Owens Corning, Inc. ‡ ^	104,700	2,210
Capital Markets (2.2%)
Affiliated Managers Group, Inc. ‡ ^	22,950	2,280
Northern Trust Corp.	18,200	1,349
T. Rowe Price Group, Inc.	31,900	1,868
Chemicals (3.5%)
Albemarle Corp.	107,172	4,009
PPG Industries, Inc.	49,700	3,050
Sigma-Aldrich Corp.	25,600	1,460
Commercial Banks (5.5%)
Cullen/Frost Bankers, Inc.	54,100	3,020
M&T Bank Corp.	56,200	5,239
Synovus Financial Corp.	276,400	3,273
Wilmington Trust Corp.	58,100	1,910
Commercial Services & Supplies (1.2%)
Republic Services, Inc. -Class A	93,800	2,982
Computers & Peripherals (0.5%)
NCR Corp. ‡	54,481	1,342
Construction Materials (0.8%)
Vulcan Materials Co. ^	27,600	1,899
Containers & Packaging (1.6%)
Ball Corp.	71,600	3,851
Distributors (1.8%)
Genuine Parts Co.	105,900	4,497
Diversified Telecommunication Services (1.5%)
CenturyTel, Inc.	62,200	2,019
Windstream Corp.	145,254	1,705
Electric Utilities (3.6%)
American Electric Power Co., Inc.	96,800	4,320
FirstEnergy Corp.	29,480	2,230
Westar Energy, Inc.	99,200	2,301
Electrical Equipment (0.7%)
Ametek, Inc. ^	36,150	1,754
Electronic Equipment & Instruments (2.0%)
Amphenol Corp. -Class A ^	44,400	2,050
Arrow Electronics, Inc. ‡	109,300	2,974
Energy Equipment & Services (1.4%)
Helix Energy Solutions Group, Inc. ‡	98,200	3,393
Food & Staples Retailing (2.4%)
Safeway, Inc.	99,900	3,157
Supervalu, Inc.	84,900	2,810
Food Products (0.8%)
Dean Foods Co. ‡ ^	43,700	1,016
WM Wrigley Jr. Co.	11,600	883
Health Care Equipment & Supplies (0.4%)
Becton Dickinson & Co.	11,385	1,018
Health Care Providers & Services (4.3%)
Community Health Systems, Inc. ‡	87,300	3,276
Coventry Health Care, Inc. ‡	98,850	4,422
Lincare Holdings, Inc. ‡	72,183	1,757
VCA Antech, Inc. ‡	36,700	1,188
Hotels, Restaurants & Leisure (2.1%)
Burger King Holdings, Inc.	95,400	2,662
Marriott International, Inc. -Class A	74,500	2,555
Household Durables (2.1%)
Fortune Brands, Inc. ^	64,200	4,341
Jarden Corp. ‡	34,400	734
Household Products (0.8%)
Clorox Co.	36,300	1,924
Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	73,100	2,111
Insurance (10.6%)
Assurant, Inc.	81,000	5,265
Cincinnati Financial Corp.	115,955	4,163
Everest Re Group, Ltd.	38,800	3,506
Old Republic International Corp.	313,450	4,498
OneBeacon Insurance Group, Ltd. -Class A	129,700	2,550

Principal Financial Group, Inc. ^	53,900	2,892
W.R. Berkley Corp.	129,100	3,316
IT Services (1.8%)
Total System Services, Inc.	97,287	2,315
Western Union Co. ^	92,300	2,123
Machinery (2.6%)
Dover Corp.	76,600	3,790
Oshkosh Corp. ^	63,800	2,590
Media (3.9%)
Cablevision Systems Corp. -Class A ‡ ^	122,800	2,824
Clear Channel Outdoor Holdings, Inc. -Class A ‡ ^	72,173	1,373

Lamar Advertising Co. -Class A ‡ ^	27,900	1,103
Omnicom Group, Inc.	43,400	2,072
Washington Post Co. -Class B	3,250	2,131
Metals & Mining (0.3%)
Carpenter Technology Corp.	15,900	815
Multi-Utilities (3.8%)
CMS Energy Corp.	214,900	3,133
PG&E Corp.	89,700	3,588
Xcel Energy, Inc.	132,500	2,756
Oil, Gas & Consumable Fuels (9.8%)
CVR Energy, Inc. ‡ ^	46,000	990
Devon Energy Corp.	22,800	2,585
Energen Corp.	48,900	3,337
Kinder Morgan Management LLC ‡	37,692	2,054
Oneok, Inc.	50,700	2,440
Questar Corp.	48,200	2,990
Teekay Corp. ^	77,600	3,542

The notes to the financial statements are an integral part of this report.

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
UGI Corp.	57,500	$1,495
Williams Cos., Inc. ^	132,900	4,718
Pharmaceuticals (1.1%)
Warner Chilcott, Ltd. -Class A ‡ ^	155,200	2,671
Real Estate Investment Trusts (5.1%)
Kimco Realty Corp. ^	44,200	1,764
Plum Creek Timber Co., Inc. ^	25,600	1,045
Public Storage, Inc.	38,200	3,465
Rayonier, Inc.	65,945	2,772
Regency Centers Corp.	10,300	737
Vornado Realty Trust	29,400	2,737
Real Estate Management & Development (1.2%)
Brookfield Properties Corp.	147,550	2,970
Software (1.0%)
Jack Henry & Associates, Inc.	89,200	2,344
Specialty Retail (5.5%)
AutoNation, Inc. ‡ ^	72,461	1,160
AutoZone, Inc. ‡	33,400	4,033
Sherwin-Williams Co.	9,000	498
Staples, Inc.	140,300	3,045
Tiffany & Co.	57,600	2,508
TJX Cos., Inc.	68,500	2,207
Textiles, Apparel & Luxury Goods (1.8%)
Columbia Sportswear Co. ^	17,300	726
V.F. Corp.	49,900	3,712
Thrifts & Mortgage Finance (1.2%)
People’s United Financial, Inc.	178,400	3,027
Tobacco (0.8%)
Loews Corp. - Carolina Group	30,400	1,996
Water Utilities (0.2%)
American Water Works Co., Inc. ‡ ^	23,300	491
Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc. -Class L	70,900	2,570
Total Common Stocks (cost $226,786)		236,975

Total Securities Lending Collateral (cost $40,957) ¡		40,957

Total Investment Securities (cost $267,743) #		$277,932

NOTES TO SCHEDULE OF INVESTMENTS:

^                  All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $39,654.

¡                 Cash collateral for the Repurchase Agreements, valued at $7,669, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡                  Non-income producing security.

#                 Aggregate cost for federal income tax purposes is $267,743.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,502 and $13,313, respectively.  Net unrealized appreciation for tax purposes is $10,189.

Transamerica Loomis Sayles Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$1,003.91	0.69%	$3.44
Hypothetical (b)	1,000.00	1,021.43	0.69	3.47

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moody Ratings)

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by Bond Credit Quality (Moody Ratings) of the Fund’s total investment securities.

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (1.8%)
United States (1.8%)
U.S. Treasury Bond
4.50%, due 02/15/2036 ^	$12,035		$12,056
Total U.S. Government Obligations (cost $11,330)			12,056

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)
United States (1.1%)
Freddie Mac
4.63%, due 12/19/2008 – 10/25/2012	6,975		7,129
Total U.S. Government Agency Obligations (cost $6,984)			7,129

FOREIGN GOVERNMENT OBLIGATIONS (8.0%)
Australia (1.3%)
New South Wales Treasury Corp.
6.00%, due 05/01/2012	AUD	2,935	2,668
7.00%, due 12/01/2010	AUD	480	452
Queensland Treasury Corp.
6.00%, due 07/14/2009 – 06/14/2011	AUD	6,000	5,584
Austria (1.4%)
Oesterreichische Kontrollbank AG
1.80%, due 03/22/2010	JPY	952,000	9,239
Brazil (1.0%)
Republic of Brazil
10.25%, due 01/10/2028	BRL	12,500	6,537
Canada (1.5%)
Canadian Government Bond
5.25%, due 06/01/2012	CAD	3,350	3,594
5.75%, due 06/01/2033	CAD	5,300	6,576
Colombia (0.4%)
Republic of Colombia
9.85%, due 06/28/2027	COP	665,000	354
12.00%, due 10/22/2015	COP	3,500,000	2,124
Mexico (2.3%)
Mexican Bonos
8.00%, due 12/17/2015 – 12/07/2023	MXN	160,530	15,319
South Africa (0.1%)
Republic of South Africa
13.00%, due 08/31/2010	ZAR	5,050	704
Total Foreign Government Obligations (cost $49,584)			53,151

CORPORATE DEBT SECURITIES (79.5%)
Australia (0.6%)
FBG Finance, Ltd. -144A
5.88%, due 06/15/2035	4,450		3,952
Belgium (0.1%)
Delhaize Group
6.50%, due 06/15/2017	400		422
Bermuda (0.9%)
Weatherford International, Ltd.
6.50%, due 08/01/2036	2,340		2,298
White Mountains RE Group, Ltd. -144A
6.38%, due 03/20/2017	3,955		3,584
Canada (2.4%)
Barrick Gold Finance Co.
5.80%, due 11/15/2034	2,400		2,098
Bell Canada
5.00%, due 02/15/2017	CAD	130	104
6.10%, due 03/16/2035	CAD	475	352
6.55%, due 05/01/2029 -144A	CAD	375	287
7.30%, due 02/23/2032	CAD	45	37
Bombardier, Inc. -144A
6.30%, due 05/01/2014	$1,510		1,510
7.45%, due 05/01/2034	1,815		1,797
CIT Group Funding Co. of Canada
5.20%, due 06/01/2015	140		117
EnCana Corp.
5.90%, due 12/01/2017	1,320		1,348
6.63%, due 08/15/2037	1,360		1,389
Nortel Networks, Ltd.
6.88%, due 09/01/2023	425		293
Talisman Energy, Inc.
5.85%, due 02/01/2037	710		624
6.25%, due 02/01/2038	4,935		4,542
TELUS Corp.
4.95%, due 03/15/2017	CAD	1,665	1,555
Cayman Islands (1.0%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	$1,300		1,284
Vale Overseas, Ltd.
6.88%, due 11/21/2036	5,450		5,516
Germany (0.2%)
Kreditanstalt Fuer Wiederaufbau
8.50%, due 07/16/2010	ZAR	8,505	1,052
Iceland (0.2%)
Kaupthing Bank HF -144A
5.75%, due 10/04/2011	$1,700		1,500
India (0.4%)
Canara Bank
6.37%, due 11/28/2021	1,400		1,288
ICICI Bank, Ltd. -144A
6.38%, due 04/30/2022 ¡	1,300		1,160
Ireland (0.3%)
Elan Finance PLC/Elan Finance Corp.
7.75%, due 11/15/2011	1,300		1,264
8.88%, due 12/01/2013	840		830

The notes to the financial statements are an integral part of this report.

		Principal	Value
Korea, Republic of (0.4%)
SK Telecom Co., Ltd. -144A
6.63%, due 07/20/2027	$2,825		$2,817
Luxembourg (0.3%)
Telecom Italia Capital SA
6.00%, due 09/30/2034		1,450	1,295
6.38%, due 11/15/2033		548	509
Mexico (0.2%)
America Movil SAB de CV
8.46%, due 12/18/2036	MXN	14,000	1,252
Spain (0.1%)
Telefonica Emisiones Sau
7.05%, due 06/20/2036	$450		492
Supranational (1.4%)
European Investment Bank -144A
Zero Coupon, due 04/24/2013	IDR	118,809,000	7,673
Inter-American Development Bank
13.00%, due 06/20/2008	ISK	129,100	1,735
United Arab Emirates (0.5%)
DP World, Ltd. -144A
6.85%, due 07/02/2037	$4,080		3,514
United Kingdom (1.7%)
Barclays Bank PLC -144A
6.05%, due 12/04/2017		2,195	2,145
British Sky Broadcasting Group PLC -144A
6.10%, due 02/15/2018		1,500	1,526
BSKYB Finance UK PLC -144A
5.63%, due 10/15/2015		860	851
6.50%, due 10/15/2035		855	825
National Grid PLC
6.30%, due 08/01/2016		500	511
Vodafone Group PLC
6.15%, due 02/27/2037 ^		5,660	5,576
United States (68.8%)
Abitibibowater, Inc.
6.50%, due 06/15/2013		910	537
ALLTEL Corp.
6.50%, due 11/01/2013		555	427
6.80%, due 05/01/2029		695	445
7.00%, due 07/01/2012		915	778
7.88%, due 07/01/2032		1,605	1,107
Ameren Energy Generating Co. -144A
7.00%, due 04/15/2018		2,550	2,539
American General Finance Corp.
6.90%, due 12/15/2017		6,900	6,824
American Water Capital Corp. -144A
6.59%, due 10/15/2037		3,550	3,418
Amgen, Inc.
6.38%, due 06/01/2037		4,035	3,990
Amkor Technology, Inc.
7.75%, due 05/15/2013		1,150	1,101
Anadarko Petroleum Corp.
6.45%, due 09/15/2036		1,810	1,858
Aramark Corp.
5.00%, due 06/01/2012		2,200	1,980
AT&T, Inc.
6.30%, due 01/15/2038		4,555	4,548
6.50%, due 03/15/2029 – 09/01/2037		850	855
Avnet, Inc.
6.00%, due 09/01/2015		1,210	1,184
Bank of America Corp.
5.75%, due 12/01/2017		2,730	2,782
8.13%, due 05/15/2018 Ž		1,490	1,523
Barclays Bank PLC -144A
4.06%, due 09/16/2010	KRW	440,000	451
4.46%, due 09/23/2010	KRW	550,000	544
5.78%, due 03/23/2009 *	KRW	881,370	894
Baxter International, Inc.
6.25%, due 12/01/2037	$3,180		3,249
Bear Stearns Cos., Inc.
2.84%, due 05/18/2010 *		415	402
4.65%, due 07/02/2018		20	18
5.30%, due 10/30/2015		55	53
5.55%, due 01/22/2017		3,945	3,817
6.40%, due 10/02/2017		120	124
7.25%, due 02/01/2018		930	1,017
Blockbuster, Inc.
9.00%, due 09/01/2012 ^		735	597
Boston Scientific Corp.
5.45%, due 06/15/2014		55	52
6.40%, due 06/15/2016		625	603
7.00%, due 11/15/2035		1,205	1,072
Bruce Mansfield Unit
6.85%, due 06/01/2034		2,810	2,857
Cargill, Inc. -144A
6.00%, due 11/27/2017		4,960	4,938
Centex Corp.
5.25%, due 06/15/2015		455	380
Chesapeake Energy Corp.
6.88%, due 11/15/2020		1,115	1,109
Cigna Corp.
6.15%, due 11/15/2036		2,450	2,226
CIT Group, Inc.
5.00%, due 02/13/2014		155	128
5.13%, due 09/30/2014		345	285
5.65%, due 02/13/2017		115	95
5.80%, due 10/01/2036		130	106
7.63%, due 11/30/2012		4,930	4,599
Citigroup, Inc.
5.00%, due 09/15/2014		565	538
5.50%, due 02/15/2017		2,200	2,108
Citizens Communications Co.
7.13%, due 03/15/2019		1,665	1,540

The notes to the financial statements are an integral part of this report.

		Principal	Value
United States (continued)
Citizens Communications Co. (continued)
7.88%, due 01/15/2027	$55		$49
Comcast Corp.
5.65%, due 06/15/2035		7,420	6,611
6.50%, due 11/15/2035		1,400	1,398
6.95%, due 08/15/2037		1,565	1,654
Community Health Systems, Inc.
8.88%, due 07/15/2015		695	723
Countrywide Financial Corp.
2.85%, due 12/19/2008 *		130	124
6.25%, due 05/15/2016		1,520	1,337
Countrywide Home Loans, Inc.
4.00%, due 03/22/2011		350	320
COX Communications, Inc. -144A
6.45%, due 12/01/2036		2,830	2,841
CSC Holdings, Inc.
7.63%, due 07/15/2018		1,480	1,439
CSX Corp.
6.00%, due 10/01/2036		3,790	3,338
6.25%, due 03/15/2018		3,460	3,457
CVS Caremark Corp.
4.88%, due 09/15/2014		400	394
6.94%, due 01/10/2030 -144A		1,319	1,303
Delta Air Lines, Inc.
6.82%, due 08/10/2022		2,923	2,684
8.02%, due 08/10/2022		2,705	2,394
Dillard’s, Inc.
7.13%, due 08/01/2018		990	767
DR Horton, Inc.
5.63%, due 09/15/2014		540	474
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		65	65
7.63%, due 10/15/2026		450	413
7.75%, due 06/01/2019		625	622
El Paso Corp.
7.42%, due 02/15/2037		1,235	1,226
El Paso Natural Gas Co.
5.95%, due 04/15/2017		1,590	1,578
Embarq Corp.
7.08%, due 06/01/2016		515	511
Energy Future Holdings Corp.
5.55%, due 11/15/2014		805	658
6.50%, due 11/15/2024		1,110	844
Energy Transfer Partners, LP
6.13%, due 02/15/2017		4,840	4,844
Enterprise Products Operating, LP
6.30%, due 09/15/2017		1,900	1,936
Equifax, Inc.
7.00%, due 07/01/2037		500	439
Erac USA Finance Co. -144A
7.00%, due 10/15/2037		3,145	2,612
Ford Motor Co.
6.50%, due 08/01/2018		100	72
6.63%, due 02/15/2028 – 10/01/2028		4,788	3,124
7.45%, due 07/16/2031 ^		3,010	2,250
7.50%, due 08/01/2026		115	80
Ford Motor Credit Co. LLC
5.70%, due 01/15/2010		4,395	4,113
Freescale Semiconductor
10.13%, due 12/15/2016 ^		2,380	1,874
General Electric Capital Corp.
2.96%, due 05/18/2012	SGD	2,500	1,833
3.49%, due 03/08/2012	SGD	2,600	1,933
4.75%, due 09/15/2014	$12,175		12,182
General Motors Corp.
7.40%, due 09/01/2025		55	39
8.25%, due 07/15/2023		395	295
8.38%, due 07/15/2033		35	27
Georgia-Pacific LLC
7.25%, due 06/01/2028		190	168
7.38%, due 12/01/2025		1,000	900
7.70%, due 06/15/2015		235	235
7.75%, due 11/15/2029		875	805
8.00%, due 01/15/2024		2,500	2,381
8.88%, due 05/15/2031		2,125	2,072
GMAC LLC
4.75%, due 09/14/2009	EUR	370	502
5.38%, due 06/06/2011	EUR	1,095	1,273
6.00%, due 12/15/2011	$2,380		1,886
6.63%, due 05/15/2012		2,705	2,140
6.75%, due 12/01/2014		1,713	1,309
6.88%, due 09/15/2011 ^		265	220
6.88%, due 08/28/2012		215	171
8.00%, due 11/01/2031		565	427
Goldman Sachs Group, Inc.
5.63%, due 01/15/2017		370	358
6.75%, due 10/01/2037		1,000	980
Harrahs Operating Co., Inc.
6.50%, due 06/01/2016		1,095	635
Hasbro, Inc.
6.60%, due 07/15/2028		4,730	4,497
HCA, Inc.
5.75%, due 03/15/2014		615	532
6.38%, due 01/15/2015		1,585	1,411
6.50%, due 02/15/2016		4,915	4,399
7.05%, due 12/01/2027		55	43
7.50%, due 12/15/2023 – 11/06/2033		2,680	2,198
7.58%, due 09/15/2025		755	625
7.69%, due 06/15/2025		620	520
7.75%, due 07/15/2036		125	102
Hercules, Inc.
6.50%, due 06/30/2029		1,260	1,008
Hexion Specialty Chemicals, Inc.
7.88%, due 02/15/2023		975	536

The notes to the financial statements are an integral part of this report.

		Principal	Value
United States (continued)
Hexion Specialty Chemicals, Inc. (continued)
9.20%, due 03/15/2021		$475	$280
Highwoods Properties, Inc.
5.85%, due 03/15/2017		1,175	1,020
Home Depot, Inc.
5.40%, due 03/01/2016		75	71
5.88%, due 12/16/2036		7,184	6,006
HSBC Bank USA NA -144A
Zero Coupon, due 05/17/2012	MYR	10,920	3,390
International Paper Co.
5.25%, due 04/01/2016		$1,800	1,584
Intuit, Inc.
5.75%, due 03/15/2017		680	659
iStar Financial, Inc.
5.13%, due 04/01/2011		65	57
5.15%, due 03/01/2012		1,830	1,592
5.38%, due 04/15/2010		570	513
5.65%, due 09/15/2011		635	552
5.80%, due 03/15/2011		150	134
5.95%, due 10/15/2013		1,100	957
JC Penney Corp., Inc.
5.75%, due 02/15/2018		395	365
6.38%, due 10/15/2036		5,435	4,641
7.40%, due 04/01/2037		355	318
Joy Global, Inc.
6.63%, due 11/15/2036		2,320	2,123
JPMorgan Chase & Co.
Zero Coupon, due 09/10/2012	MYR	8,445	2,347
Zero Coupon, due 09/10/2012 -144A	IDR	41,468,980	2,796
5.15%, due 10/01/2015		$370	370
6.13%, due 06/27/2017		905	938
K Hovnanian Enterprises, Inc.
6.25%, due 01/15/2015 – 01/15/2016		4,080	2,842
6.38%, due 12/15/2014		95	67
6.50%, due 01/15/2014		300	213
7.50%, due 05/15/2016		10	7
7.75%, due 05/15/2013 ^		40	25
Kar Holdings, Inc.
10.00%, due 05/01/2015		775	736
KB Home
5.75%, due 02/01/2014		455	403
5.88%, due 01/15/2015		2,265	2,005
6.25%, due 06/15/2015 ^		1,055	949
7.25%, due 06/15/2018		60	55
7.75%, due 02/01/2010		920	904
Kinder Morgan Energy Partners, LP
6.50%, due 02/01/2037		2,600	2,483
6.95%, due 01/15/2038		5,730	5,809
KLA-Tencor Corp.
6.90%, due 05/01/2018		3,200	3,225
Kraft Foods, Inc.
6.50%, due 11/01/2031		330	321
6.88%, due 02/01/2038		3,600	3,732
7.00%, due 08/11/2037		545	574
Kroger Co.
6.15%, due 01/15/2020		8,225	8,566
Lehman Brothers Holdings, Inc.
5.63%, due 01/24/2013		1,445	1,424
5.75%, due 01/03/2017		940	879
6.88%, due 07/17/2037		375	348
Lennar Corp.
5.13%, due 10/01/2010		50	44
5.50%, due 09/01/2014		900	718
5.60%, due 05/31/2015		590	469
7.63%, due 03/01/2009		865	851
Level 3 Financing, Inc.
8.75%, due 02/15/2017		4,045	3,458
9.25%, due 11/01/2014		445	405
Lowe’s Companies, Inc.
6.65%, due 09/15/2037		530	531
Lucent Technologies, Inc.
6.45%, due 03/15/2029		6,210	4,657
6.50%, due 01/15/2028		1,275	956
Mackinaw Power LLC -144A
6.30%, due 10/31/2023		1,732	1,753
Macy’s Retail Holdings, Inc.
6.38%, due 03/15/2037		3,000	2,333
6.79%, due 07/15/2027		1,065	869
6.90%, due 04/01/2029		1,860	1,573
Masco Corp.
5.85%, due 03/15/2017		2,270	2,069
McDonald’s Corp.
6.30%, due 10/15/2037 – 03/01/2038		4,675	4,787
Merrill Lynch & Co., Inc.
5.00%, due 01/15/2015		535	497
5.70%, due 05/02/2017		300	283
6.11%, due 01/29/2037		575	485
6.40%, due 08/28/2017		3,180	3,177
6.88%, due 04/25/2018		3,990	4,023
10.71%, due 03/08/2017	BRL	2,000	1,025
Miller Brewing Co. -144A
5.50%, due 08/15/2013		$265	274
Morgan Stanley
5.45%, due 01/09/2017		455	435
Mosaic Global Holdings, Inc.
7.30%, due 01/15/2028		420	407
7.38%, due 08/01/2018		400	408
Motorola, Inc.
5.22%, due 10/01/2097		690	384
6.50%, due 11/15/2028		1,150	898
6.63%, due 11/15/2037		6,270	5,189

The notes to the financial statements are an integral part of this report.

		Principal	Value
United States (continued)
New Albertsons, Inc.
6.63%, due 06/01/2028		$4,020	$3,450
7.45%, due 08/01/2029		630	597
7.75%, due 06/15/2026		460	446
Newmont Mining Corp.
5.88%, due 04/01/2035		2,090	1,674
News America Holdings, Inc.
6.15%, due 03/01/2037		4,240	4,106
6.20%, due 12/15/2034		870	845
6.40%, due 12/15/2035		185	185
Nextel Communications, Inc.
5.95%, due 03/15/2014		175	136
6.88%, due 10/31/2013		45	37
7.38%, due 08/01/2015		330	264
NGC Corp. Capital Trust
8.32%, due 06/01/2027		200	185
NiSource Finance Corp.
6.40%, due 03/15/2018		5,855	5,771
Nordstrom, Inc.
7.00%, due 01/15/2038		4,900	4,756
Northern Telecom Capital
7.88%, due 06/15/2026		300	211
Northwest Airlines, Inc.
7.03%, due 11/01/2019		6,708	6,037
Oneok Partners, LP
6.65%, due 10/01/2036		2,355	2,259
Owens & Minor, Inc.
6.35%, due 04/15/2016		835	828
Owens Corning, Inc.
6.50%, due 12/01/2016		790	669
7.00%, due 12/01/2036		2,870	2,238
Owens-Illinois, Inc.
7.80%, due 05/15/2018		900	909
Pioneer Natural Resources Co.
5.88%, due 07/15/2016		3,415	3,206
6.88%, due 05/01/2018		435	431
7.20%, due 01/15/2028		280	258
Pulte Homes, Inc.
4.88%, due 07/15/2009		240	232
6.00%, due 02/15/2035		110	86
6.38%, due 05/15/2033		1,780	1,433
Qwest Capital Funding, Inc.
6.50%, due 11/15/2018		965	806
6.88%, due 07/15/2028		2,505	2,023
7.63%, due 08/03/2021		1,000	875
7.75%, due 02/15/2031		530	460
Qwest Corp.
6.50%, due 06/01/2017		565	530
6.88%, due 09/15/2033		870	740
7.20%, due 11/10/2026		895	788
7.25%, due 09/15/2025 – 10/15/2035		965	870
7.50%, due 06/15/2023		2,580	2,361
Realty Income Corp.
6.75%, due 08/15/2019		3,795	3,550
Reynolds American, Inc.
6.75%, due 06/15/2017		358	363
7.25%, due 06/15/2037		880	882
RH Donnelley Corp.
6.88%, due 01/15/2013		1,760	1,126
8.88%, due 01/15/2016		35	23
8.88%, due 10/15/2017 -144A		935	603
Sara Lee Corp.
6.13%, due 11/01/2032		2,195	2,034
Schering-Plough Corp.
6.55%, due 09/15/2037		2,835	2,823
Simon Property Group, LP
4.88%, due 08/15/2010		2,735	2,699
SLM Corp.
4.00%, due 01/15/2010		1,520	1,378
5.00%, due 10/01/2013 – 06/15/2018		3,013	2,486
5.05%, due 11/14/2014		435	363
5.13%, due 08/27/2012		640	552
5.38%, due 01/15/2013 – 05/15/2014		1,047	889
5.40%, due 10/25/2011		700	621
5.63%, due 08/01/2033		779	604
6.50%, due 06/15/2010	NZD	2,805	1,928
Southern Natural Gas Co. -144A
5.90%, due 04/01/2017		$380	378
Sprint Capital Corp.
6.88%, due 11/15/2028		10,035	7,802
6.90%, due 05/01/2019		940	776
Sprint Nextel Corp.
6.00%, due 12/01/2016		967	788
Starwood Hotels & Resorts Worldwide,
6.25%, due 02/15/2013		3,255	3,230
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012		1,800	1,831
Target Corp.
6.50%, due 10/15/2037		6,038	6,085
7.00%, due 01/15/2038		922	990
Teva Pharmaceutical Finance LLC
6.15%, due 02/01/2036		870	866
Time Warner Cable, Inc.
6.50%, due 11/15/2036		4,220	3,980
6.55%, due 05/01/2037		2,900	2,881
Toll Corp.
8.25%, due 12/01/2011		3,230	3,085
Toro Co.
6.63%, due 05/01/2037		2,500	2,570
Toys “R” US, Inc.
7.38%, due 10/15/2018		6,440	4,782
7.88%, due 04/15/2013		355	288

The notes to the financial statements are an integral part of this report.

Principal	Value
United States (continued)
Tribune Co.
5.25%, due 08/15/2015	$1,755	$623
Unisys Corp.
8.00%, due 10/15/2012	615	560
United Airlines, Inc.
6.64%, due 07/02/2022	7,583	6,710
UnitedHealth Group, Inc.
6.63%, due 11/15/2037	4,940	4,656
6.88%, due 02/15/2038	1,595	1,556
USG Corp.
6.30%, due 11/15/2016	4,585	3,783
8.00%, due 01/15/2018	780	702
Verizon Communications, Inc.
6.25%, due 04/01/2037	2,590	2,596
Verizon Maryland, Inc.
5.13%, due 06/15/2033	200	163
Verizon New England, Inc.
4.75%, due 10/01/2013	6,125	5,901
Viacom, Inc.
6.88%, due 04/30/2036	4,345	4,352
Wachovia Bank NA
6.60%, due 01/15/2038	5,470	5,289
Wachovia Corp.
5.50%, due 08/01/2035	632	511
Washington Mutual, Inc.
4.63%, due 04/01/2014	30	24
5.50%, due 08/24/2011	705	645
Wells Fargo & Co.
5.63%, due 12/11/2017	5,690	5,865
Western Union Co.
6.20%, due 11/17/2036	1,240	1,141
Westvaco Corp.
8.20%, due 01/15/2030	250	238
Weyerhaeuser Co.
6.88%, due 12/15/2033	115	109
Xerox Corp.
6.35%, due 05/15/2018	6,330	6,362
XTO Energy, Inc.
6.10%, due 04/01/2036	1,835	1,780
Yum! Brands, Inc.
6.88%, due 11/15/2037	5,695	5,579
Total Corporate Debt Securities (cost $547,689)	530,175

STRUCTURED NOTES - DEBT (1.1%)
United States (1.1%)
HSBC Bank USA NA -144A
Zero Coupon, due 04/18/2012	MYR	3,000	947
JPMorgan Chase & Co.
Zero Coupon,
due 04/12/2012-10/22/2012-144A	KRW	28,716,155	6,729
Total Structured Notes - Debt (cost $8,178)	7,676

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
United States (0.5%)
AES Trust III, 6.75%	10,950	$523
El Paso Energy Capital Trust I, 4.75%	6,300	236
Lucent Technologies Capital Trust I, 7.75%	3,025	2,299
Newell Financial Trust I, 5.25%	10,000	453
Total Convertible Preferred Stocks (cost $3,646)		3,511

PREFERRED STOCKS (1.2%)
United States (1.2%)
Comcast Corp.	108,601	2,612
Fannie Mae	135,000	3,380
Freddie Mac	80,000	2,048
Total Preferred Stocks (cost $7,710)		8,040

COMMON STOCKS (0.3%)
United States (0.3%)
Freddie Mac	72,000	1,794
Owens-Illinois, Inc. ‡	10,796	595
Total Common Stocks (cost $2,369)		2,389

	Principal	Value
CONVERTIBLE BONDS (2.3%)
Canada (0.4%)
Nortel Networks Corp.
1.75%, due 04/15/2012	$450	$330
2.13%, due 04/15/2014	2,870	1,948
United States (1.9%)
Countrywide Financial Corp.
0.43%, due 05/15/2037 *	715	640
0.76%, due 04/15/2037 *	260	241
Human Genome Sciences, Inc.
2.25%, due 08/15/2012	1,170	860
Incyte Corp.
3.50%, due 02/15/2011	650	696
iStar Financial, Inc.
3.20%, due 10/01/2012 *	80	64
JDS Uniphase Corp.
1.00%, due 05/15/2026	570	473
Level 3 Communications, Inc.
3.50%, due 06/15/2012	1,365	1,075
6.00%, due 09/15/2009 – 03/15/2010	3,140	2,700
Liberty Media LLC
3.50%, due 01/15/2031	125	80
Nektar Therapeutics
3.25%, due 09/28/2012	1,960	1,384
Valeant Pharmaceuticals International
4.00%, due 11/15/2013	1,300	1,063
Vertex Pharmaceuticals, Inc.
4.75%, due 02/15/2013	2,795	3,609
Total Convertible Bonds (cost $15,563)		15,163

Total Securities Lending Collateral (cost $20,694) q		20,694

Total Investment Securities (cost $673,747) #		$659,984

The notes to the financial statements are an integral part of this report.

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	8.8%	$58,249
Diversified Telecommunication Services	7.9%	52,036
Foreign Government Obligation	6.7%	43,912
Oil, Gas & Consumable Fuels	5.8%	38,580
Media	5.8%	38,562
Consumer Finance	4.2%	27,686
Diversified Financial Services	4.2%	27,581
Multiline Retail	3.4%	22,698
Health Care Providers & Services	3.0%	19,820
Capital Markets	2.9%	19,343
Airlines	2.7%	17,826
Communications Equipment	2.7%	17,639
Household Durables	2.4%	15,694
Food & Staples Retailing	2.3%	15,178
Hotels, Restaurants & Leisure	2.2%	14,230
U.S. Government Agency Obligation	1.9%	12,557
Specialty Retail	1.9%	12,274
U.S. Government Obligation	1.8%	12,056
Food Products	1.8%	11,599
Electric Utilities	1.7%	11,565
Real Estate Investment Trusts	1.7%	11,137
Metals & Mining	1.7%	11,119
Building Products	1.4%	9,461
Road & Rail	1.4%	9,407
Biotechnology	1.4%	9,155
Paper & Forest Products	1.4%	9,029
Wireless Telecommunication Services	1.2%	8,053
Pharmaceuticals	1.0%	6,846
Office Electronics	1.0%	6,362
Automobiles	0.9%	5,887
Machinery	0.8%	5,510
Thrifts & Mortgage Finance	0.8%	5,125
Health Care Equipment & Supplies	0.8%	4,976
Aerospace & Defense	0.7%	4,591
Leisure Equipment & Products	0.7%	4,497
Semiconductors & Semiconductor Equipment	0.7%	4,326
Beverages	0.6%	4,227
IT Services	0.6%	3,681
Insurance	0.5%	3,584
Transportation Infrastructure	0.5%	3,514
Water Utilities	0.5%	3,418
Independent Power Producers & Energy Traders	0.5%	3,380
Electronic Equipment & Instruments	0.5%	3,058
Energy Equipment & Services	0.3%	2,298

The notes to the financial statements are an integral part of this report.

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Chemicals	0.3%	$1,823
Containers & Packaging	0.2%	1,504
Life Sciences Tools & Services	0.2%	1,384
Tobacco	0.2%	1,244
Software	0.1%	659
Multi-Utilities	0.1%	511
Commercial Services & Supplies	0.1%	439
Investment Securities, at value	96.9%	639,290
Short-Term Investments	3.1%	20,694
Total Investments	100.0%	$659,984

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $20,245.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2008.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q

Cash collateral for the Repurchase Agreements, valued at $3,875, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $673,747. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,979 and $26,742, respectively. Net unrealized depreciation for tax purposes is $13,763.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $71,382 or 10.70% of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korea (Rep.) Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South African Rand
ZAR	South African Rand
ISK	Icelandic Krona

The notes to the financial statements are an integral part of this report.

Transamerica Marsico International Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$888.79	1.11%	$5.21
Hypothetical (b)	1,000.00	1,019.34	1.11	5.57

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Marsico International Growth

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.5%)
Brazil (0.5%)
All America Latina Logistica SA	259,533	$3,328
Total Preferred Stocks (cost $3,330)		3,328

COMMON STOCKS (91.5%)
Australia (1.5%)
CSL, Ltd.	260,347	9,762
Belgium (1.0%)
Fortis ‡	232,643	6,338
Bermuda (1.8%)
Esprit Holdings, Ltd.	505,500	6,219
Shangri-La Asia, Ltd.	1,932,000	5,354
Brazil (6.4%)
Bovespa Holding SA	832,100	12,416
Gafisa SA	284,427	6,104
Petroleo Brasileiro SA	128,883	15,649
Unibanco - Uniao de Bancos Brasileiros SA ‡	46,475	6,758
Canada (6.9%)
Potash Corp. of Saskatchewan	75,249	13,842
Research In Motion, Ltd. ‡ ^	138,863	16,890
Rogers Communications	298,086	13,263
Denmark (1.5%)
Vestas Wind Systems ‡	86,686	9,476
France (12.0%)
Accor SA	77,060	6,395
Alstom	43,384	10,064
AXA SA	318,470	11,853
Compagnie Generale de Geophysi ‡	27,465	6,920
Groupe Danone	66,259	5,864
JC Decaux SA ^	247,632	7,094
PPR SA	45,846	6,000
Veolia Environnement	310,611	22,506
Germany (5.3%)
Commerzbank AG	182,999	6,638
Continental AG ^	189,899	22,331
Gea Group AG	129,232	4,779
Hong Kong (4.3%)
China Merchants Holdings International Co., Ltd.	598,000	3,069
China Mobile, Ltd.	920,000	15,828
CNOOC, Ltd.	4,755,000	8,394
India (1.6%)
ICICI Bank, Ltd.	231,302	10,314
Ireland (0.5%)
Anglo Irish Bank Corp. PLC	232,394	3,256
Israel (1.4%)
Teva Pharmaceutical Industries, Ltd.	199,447	9,330
Japan (8.5%)
Daikin Industries, Ltd.	121,729	6,034
Daiwa Securities Group, Inc.	360,000	3,551
Fujitsu, Ltd.	435,000	2,760
Hitachi Construction Machinery Co., Ltd.	106,816	3,352
Marubeni Corp.	1,303,000	10,336
Mizuho Financial Group, Inc.	1,156	5,973
Nintendo Co., Ltd.	26,700	14,588
Sumitomo Realty & Development Co., Ltd.	146,000	3,632
Yamada Denki Co., Ltd.	50,600	4,304
Korea, Republic of (2.7%)
Samsung Electronics Co., Ltd.	24,310	17,239
Mexico (5.5%)
America Movil SAB de CV, Series L	444,226	25,747
Cemex SAB de CV ‡	341,293	9,437
Netherlands (2.3%)
Heineken NV	252,296	14,687
Singapore (1.0%)
Capitaland, Ltd.	1,242,000	6,211
South Africa (1.5%)
MTN Group, Ltd.	519,733	9,950
Switzerland (14.7%)
ABB, Ltd.	433,833	13,262
Actelion, Ltd. ‡	108,364	5,462
Credit Suisse Group AG	353,626	19,590
Holcim, Ltd.	175,162	17,137
Julius Baer Holding AG	141,639	10,458
Lonza Group AG	118,872	16,161
Nestle SA	26,300	12,550
Taiwan (0.8%)
HON HAI Precision Industry Co., Ltd.	922,000	5,345
United Kingdom (8.9%)
BG Group PLC	376,286	9,174
British Sky Broadcasting Group PLC	985,895	10,642
Johnson Matthey PLC	76,650	3,036
Man Group PLC	805,168	9,273
Reckitt Benckiser Group PLC	161,545	9,400
Rio Tinto PLC	48,577	5,687
Tesco PLC	1,150,870	9,778
United States (1.4%)
Las Vegas Sands Corp. ‡ ^	121,258	9,242
Total Common Stocks (cost $506,204)		586,704

Total Securities Lending Collateral (cost $38,033) ¡		38,033

Total Investment Securities (cost $547,567) #		$628,065

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Japanese Yen	252,081	05/07/2008	$2,413	$ ♦

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Wireless Telecommunication Services	8.2%	$51,525
Capital Markets	6.8%	42,872
Commercial Banks	6.3%	39,278
Oil, Gas & Consumable Fuels	5.3%	33,217
Electrical Equipment	5.2%	32,803
Communications Equipment	4.8%	30,153
Construction Materials	4.2%	26,574
Multi-Utilities	3.6%	22,506
Auto Components	3.6%	22,331
Hotels, Restaurants & Leisure	3.3%	20,991
Food Products	2.9%	18,413
Media	2.8%	17,736
Semiconductors & Semiconductor Equipment	2.7%	17,239
Chemicals	2.7%	16,878
Life Sciences Tools & Services	2.6%	16,161
Biotechnology	2.4%	15,224
Beverages	2.3%	14,687
Software	2.3%	14,588
Diversified Financial Services	2.0%	12,415
Insurance	1.9%	11,853
Specialty Retail	1.7%	10,524
Trading Companies & Distributors	1.6%	10,336
Real Estate Management & Development	1.6%	9,843
Food & Staples Retailing	1.6%	9,778
Household Products	1.5%	9,400
Pharmaceuticals	1.5%	9,330
Machinery	1.3%	8,131
Energy Equipment & Services	1.1%	6,920
Household Durables	1.0%	6,104
Building Products	1.0%	6,033
Multiline Retail	1.0%	6,000
Metals & Mining	0.9%	5,687
Electronic Equipment & Instruments	0.8%	5,345
Road & Rail	0.5%	3,328
Transportation Infrastructure	0.5%	3,069
Computers & Peripherals	0.4%	2,760
Investment Securities, at value	93.9%	590,032
Short-Term Investments	6.1%	38,033
Total Investments	100.0%	$628,065

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $36,710.
¡

Cash collateral for the Repurchase Agreements, valued at $7,122, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $547,567. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $88,497 and $7,999, respectively. Net unrealized appreciation for tax purposes is $80,498.

The notes to the financial statements are an integral part of this report.

Transamerica Neuberger Berman International

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$883.90	1.05%	$4.92
Hypothetical (b)	1,000.00	1,019.64	1.05	5.27

(a) Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.0%)
Brazil (0.1%)
Universo Online SA	190,021	$816
Germany (0.9%)
Porsche AG	28,250	5,210
Total Preferred Stocks (cost $4,618)		6,026

COMMON STOCKS (91.8%)
Australia (2.0%)
Paladin Energy, Ltd. ‡ ^	1,604,370	6,425
Woodside Petroleum, Ltd.	105,444	5,555
Austria (2.0%)
Cat Oil AG ‡ ^	341,255	5,222
Zumtobel AG	221,166	6,763
Belgium (5.2%)
Colruyt SA	22,050	5,605
Euronav NV ‡	112,924	4,642
Fortis ‡	214,385	5,841
InBev NV	145,135	11,931
Option NV ‡ ^	343,116	3,301
Bermuda (1.0%)
TPV Technology, Ltd.	9,054,000	6,296
Brazil (6.1%)
Cia Vale do Rio Doce	390,380	12,430
Natura Cosmeticos SA	360,705	4,092
Petroleo Brasileiro SA	118,800	14,425
Ultrapar Participacoes SA ^	150,300	5,471
Canada (10.3%)
Addax Petroleum Corp.	117,712	5,246
Addax Petroleum Corp. -144A ‡ ¡	98,900	4,407
Canadian Natural Resources, Ltd.	173,830	14,766
Corus Entertainment, Inc. -Class B	144,685	2,780
First Calgary Petroleums, Ltd. ‡ ^	1,034,165	2,311
MacDonald Dettwiler & Associates, Ltd. ‡	299,180	12,180
Stantec, Inc. ‡	79,920	2,351
Suncor Energy, Inc.	94,968	10,717
Talisman Energy, Inc.	348,560	7,050
Cyprus (0.9%)
Prosafe SE ^	316,590	5,483
Denmark (0.5%)
Danske Bank A/S -Class R	80,610	2,788
Finland (0.7%)
Nokia OYJ	142,275	4,368
France (7.5%)
BNP Paribas	31,836	3,432
IPSOS	187,452	6,421
Pernod-Ricard SA	35,000	4,032
Rexel SA ‡ ^	177,760	2,887
Teleperformance	143,310	5,913
Total SA	99,765	8,380
Vallourec	51,201	13,970
Germany (10.5%)
Continental AG ^	99,763	11,731
Gerresheimer AG	105,415	5,867
HYPO Real Estate Holding AG	186,082	6,959
Kloeckner & Co. AG	65,013	3,559
Leoni AG	152,265	8,136
Pfeiffer Vacuum Technology AG	52,365	5,014
Wacker Chemie AG	52,510	12,999
Wincor Nixdorf AG	114,146	8,733
Greece (1.0%)
Piraeus Bank SA	86,200	2,931
Titan Cement Co. SA	68,625	3,064
Ireland (4.4%)
Allied Irish Banks PLC	211,827	4,452
CRH PLC	234,093	8,911
DCC PLC	179,825	4,135
Dragon Oil PLC ‡ €	929,952	9,173
Italy (2.9%)
Marazzi Group SpA	479,222	3,830
Milano Assicurazioni SpA	1,046,740	6,786
Unione DI Banche Italiane SCPA	251,480	6,649
Japan (9.8%)
Bosch Corp.	274,200	1,566
Exedy Corp.	101,200	2,774
Hogy Medical Co., Ltd.	63,400	3,337
Ibiden Co., Ltd.	99,900	4,321
Maruichi Steel Tube, Ltd.	186,700	6,699
Nifco, Inc.	136,400	2,923
Nihon Kohden Corp.	301,800	5,978
Nissan Motor Co., Ltd.	934,300	8,242
Sankyo Co., Ltd.	104,000	6,219
Sumitomo Metal Industries, Ltd.	1,240,000	5,185
Takeda Pharmaceutical Co., Ltd.	57,200	3,005
Toray Industries, Inc.	498,000	3,088
Unicharm Petcare Corp.	27,200	828
Yamaha Motor Co., Ltd.	229,100	4,395
Jersey, C.I. (0.7%)
Experian Group, Ltd.	531,898	4,008
Korea, Republic of (2.5%)
Daegu Bank	298,060	4,727
Hyundai Mobis	42,643	3,908
KT Corp.	134,280	6,201
Luxembourg (1.1%)
Tenaris SA ^	128,910	6,834
Netherlands (3.6%)
Aalberts Industries NV	276,285	5,979
ASML Holding NV ‡	58,210	1,661
Opg Groep NV ‡	92,376	2,481
TNT NV	198,945	7,728
Wavin NV	279,940	3,456
Norway (1.7%)
DNB NOR ASA ‡	677,960	10,123
Spain (1.9%)
Banco Santander SA	324,030	6,987

The notes to the financial statements are an integral part of this report.

	Shares	Value
Spain (continued)
Telefonica SA	152,235	$4,402
Sweden (0.2%)
Nobia AB	170,730	1,122
Switzerland (2.3%)
Advanced Digital Broadcast Holdings SA ‡ €	59,675	1,937
Nestle SA	6,545	3,123
Swiss Reinsurance	108,065	8,964
United Kingdom (13.0%)
Amlin PLC	812,838	4,439
Barclays Bank PLC	669,151	6,050
Chemring Group	129,760	6,332
GlaxoSmithKline PLC	108,961	2,419
Halma PLC	674,515	2,862
Informa PLC	1,062,490	7,271
Laird PLC	272,840	2,699
Lloyds TSB Group PLC	1,269,139	10,871
Northgate PLC	213,342	2,510
Punch Taverns PLC	426,628	4,381
Raymarine PLC	552,465	3,543
RPS Group PLC	558,998	3,543
Sepura, Ltd. ‡ €	850,779	1,567
Tullow Oil PLC	398,994	5,958
Vodafone Group PLC	4,267,047	13,547
Total Common Stocks (cost $515,365)		550,603

Total Securities Lending Collateral (cost $32,773) q		32,773

Total Investment Securities (cost $552,756) #		$589,402

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	16.8%	$99,054
Commercial Banks	12.2%	71,811
Auto Components	4.8%	28,116
Machinery	4.2%	24,963
Metals & Mining	4.1%	24,314
Insurance	3.4%	20,190
Chemicals	3.2%	19,010
Automobiles	3.0%	17,848
Energy Equipment & Services	3.0%	17,539
Media	2.8%	16,471
Beverages	2.7%	15,963
Commercial Services & Supplies	2.7%	15,815
Computers & Peripherals	2.6%	15,029
Wireless Telecommunication Services	2.3%	13,547
Communications Equipment	2.2%	12,779
Software	2.1%	12,180
Construction Materials	2.0%	11,975
Diversified Telecommunication Services	1.8%	10,602
Electronic Equipment & Instruments	1.7%	9,882
Health Care Equipment & Supplies	1.6%	9,314
Air Freight & Logistics	1.3%	7,728
Electrical Equipment	1.1%	6,763
Specialty Retail	1.1%	6,593
Trading Companies & Distributors	1.1%	6,445
Aerospace & Defense	1.1%	6,332
Leisure Equipment & Products	1.1%	6,220
Life Sciences Tools & Services	1.0%	5,867
Food & Staples Retailing	1.0%	5,605
Pharmaceuticals	0.9%	5,424
Hotels, Restaurants & Leisure	0.7%	4,381
Industrial Conglomerates	0.7%	4,135
Personal Products	0.7%	4,092

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Food Products	0.7%	$3,951
Building Products	0.6%	3,830
Construction & Engineering	0.6%	3,456
Road & Rail	0.4%	2,510
Health Care Providers & Services	0.4%	2,481
Household Durables	0.3%	1,937
Semiconductors & Semiconductor Equipment	0.3%	1,661
Internet Software & Services	0.1%	816
Investment Securities, at value	94.4%	556,629
Short-Term Investments	5.6%	32,773
Total Investments	100.0%	$589,402

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $31,165.
¡	Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.
€	Illiquid. At April 30, 2008, these securities aggregated $12,677 or 2.11% of the Fund’s net assets.
‡	Non-income producing security.
q

Cash collateral for the Repurchase Agreements, valued at $6,137, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $552,756. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $84,163 and $47,517, respectively. Net unrealized appreciation for tax purposes is $36,646.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated $4,407 or 0.73% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Oppenheimer Developing Markets

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$921.74	1.30%	$6.21
Hypothetical (b)	1,000.00	1,018.40	1.30	6.52

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (6.9%)
Brazil (5.7%)
All America Latina Logistica SA	901,000	$11,553
Banco Bradesco SA	455,341	10,359
Lojas Americanas SA	1,152,990	8,312
NET Servicos de Comuni ‡	300,662	4,042
Sadia SA	357,100	2,570
Korea, Republic of (0.1%)
S-Oil Corp.	12,262	733
Mexico (1.1%)
Fomento Economico Mexicano SAB de CV	1,684,000	7,289
Total Preferred Stocks (cost $33,241)		44,858

COMMON STOCKS (86.1%)
Bermuda (0.1%)
Varitronix International, Ltd.	1,014,000	682
Brazil (12.5%)
B2W Cia Global Do Varejo	32,000	1,042
Banco Bradesco SA	211,800	4,782
Bovespa Holding SA	414,900	6,191
Camargo Correa Desenvolvimento Imobiliario SA	144,500	688
Cia Vale do Rio Doce	311,300	9,912
Cia Vale do Rio Doce	129,700	5,069
Cyrela Brazil Realty SA -144A €	17,100	5,568
Diagnosticos DA America SA	114,200	2,551
Empresa Brasileira de Aeronautica SA	241,100	10,049
Natura Cosmeticos SA	633,600	7,188
Petroleo Brasileiro SA	201,512	24,468
Tele Norte Leste Participacoes SA	108,000	3,197
Tele Norte Leste Participacoes SA	48,200	1,079
Cayman Islands (1.5%)
SINA Corp. ‡	154,400	7,133
Tencent Holdings, Ltd.	358,000	2,375
Chile (1.1%)
Banco Santander SA	21,611,001	1,090
Centros Comerciales Sudamericanos SA	767,400	3,252
Saci Falabella	529,773	2,879
China (3.5%)
China Petroleum & Chemical Corp. -Class H	9,962,000	10,570
China Shenhua Energy Co. Ltd. -Class H	1,296,500	5,955
PetroChina Co., Ltd.	2,108,000	3,137
Ping An Insurance Group Co. of China, Ltd. -Class H	214,000	2,030
Travelsky Technology, Ltd.	1,515,000	1,316
Egypt (4.5%)
Commercial International Bank -144A €	98,400	1,656
Commercial International Bank	225,585	3,819
Eastern Tobacco	29,018	2,106
Medinet NASR Housing	94,048	1,380
Orascom Telecom Holding SAE	1,355,709	20,455
France (0.3%)
Technip SA	18,450	1,705
Hong Kong (5.2%)
China Mobile, Ltd.	149,500	12,905
China Resources Enterprise	297,000	1,089
China Unicom, Ltd.	4,149,000	8,985
Hutchison Whampoa International, Ltd.	695,000	6,799
Television Broadcasts, Ltd.	755,000	4,325
India (13.8%)
Amtek Auto, Ltd.	185,448	1,340
Bajaj Auto, Ltd. ‡ ¡	23,800	402
Bajaj Finserv, Ltd. ‡ ¡	23,800	403
Bharat Electronics, Ltd.	57,000	1,880
Bharat Heavy Electricals, Ltd.	24,148	1,131
Divi’s Laboratories, Ltd. ‡	147,154	5,444
Gail India, Ltd.	170,345	1,854
HCL Technologies, Ltd.	357,240	2,528
HDFC Bank, Ltd. ^	93,200	10,513
Hindustan Lever, Ltd.	672,700	4,143
Housing Development Finance Corp.	211,500	14,642
ICICI Bank, Ltd.	53,300	2,377
Infosys Technologies, Ltd.	649,000	28,093
ITC, Ltd.	476,300	2,584
Larsen & Toubro, Ltd.	27,900	2,068
Mahindra & Mahindra, Ltd.	170,743	2,825
Rico Auto Industries, Ltd. ‡	19,100	12
Siemens India, Ltd.	39,400	556
Tata Consultancy Services, Ltd.	321,940	7,307
Indonesia (2.5%)
Gudang Garam TBK PT	1,835,349	1,513
PT Astra International TBK	1,718,500	3,727
Telekomunikasi Indonesia TBK PT	11,577,500	11,110
Korea, Republic of (4.0%)
Amorepacific Corp.	3,531	2,236
GS Engineering & Construction Corp.	18,091	2,661
Hyundai Development Co.	31,020	1,983
Hyundai Engineering & Construction Co., Ltd.	60,727	5,584
Jeonbuk Bank	102,350	735
Kookmin Bank ^	35,100	2,448
Pusan Bank	105,680	1,702
Shinsegae Co., Ltd.	4,383	2,842
SK Telecom Co., Ltd.	115,200	2,600
S-Oil Corp.	46,809	3,161
Luxembourg (0.4%)
Tenaris SA ^	45,500	2,412

The notes to the financial statements are an integral part of this report.

	Shares	Value
Mexico (7.1%)
America Movil SAB de CV Series L, Class R	108,000	$6,260
Geo SAB de CV Series B, Class B ‡	718,100	2,672
Interamericana de Entretenimiento SAB de CV -Class B ‡	325,700	741
Fomento Economico Mexicano SAB de CV	114,000	4,953
Grupo Financiero Banorte SAB de CV -Class O	2,492,000	10,983
Grupo Financiero Inbursa SA -Class O	351,700	1,120
Grupo Televisa SA	359,100	8,863
Impulsora del Desarrollo y El Empleo EN America Latina SAB de CV ‡	1,666,400	2,629
Sare Holding SAB de CV -Class B ‡	1,927,477	2,660
Wal-Mart de Mexico SAB de CV Series V, Class V	1,319,693	5,300

Norway (0.4%)
DNO International ASA ‡ ^	1,396,900	2,652
Panama (0.1%)
Banco Latinoamericano de	31,900	600
Exportaciones SA -Class E
Philippines (1.0%)
Jollibee Foods Corp.	1,679,400	1,748
SM Prime Holdings, Inc.	29,767,770	5,070
Portugal (0.3%)
Jeronimo Martins SGPS SA	260,800	2,063
Russian Federation (5.4%)
Gazprom OAO	38,500	2,031
LUKOIL ^	96,800	8,664
Magnit OAO ‡	23,900	1,043
Novatek OAO -144A €	24,100	1,795
OAO Gazprom	307,100	16,338
Polymetal -144A ‡ €	155,800	1,231
TMK OAO -144A €	126,000	4,032
South Africa (5.5%)
Anglo Platinum, Ltd.	50,300	8,080
Impala Platinum Holdings, Ltd.	116,400	4,750
Liberty Group, Ltd. ‡	126,500	1,199
Massmart Holdings, Ltd.	354,500	3,323
MTN Group, Ltd.	318,800	6,103
Murray & Roberts Holdings, Ltd.	216,570	2,539
Standard Bank Group, Ltd.	691,419	8,244
Steinhoff International Holdings, Ltd.	175,600	432
Tiger Brands, Ltd.	75,448	1,447
Taiwan (10.8%)
High Tech Computer Corp.	164,000	4,228
HON HAI Precision Industry Co., Ltd.	1,212,160	7,027
Mediatek, Inc.	1,407,300	18,257
President Chain Store Corp.	890,000	3,128
Realtek Semiconductor Corp.	1,317,000	3,832
Synnex Technology International Corp.	1,176,115	3,148
Taiwan Semiconductor Manufacturing Co., Ltd.	288,391	3,241
Taiwan Semiconductor Manufacturing Co., Ltd.	12,425,307	27,220
Thailand (0.3%)
Kiatnakin Bank PCL	1,209,987	1,145
Tisco Bank PCL	631,632	567
TMB Bank PCL ‡	677,594	29
Turkey (3.6%)
Aksigorta As	641,986	3,217
Anadolu EFES Biracilik VE Malt Sanayii As	218,394	1,983
Anadolu Sigorta	1	♦
Bim Birlesik Magazalar As	35,400	3,215
Coca-Cola Icecek As	8,994	80
Enka Insaat VE Sanayi As	6,200	85
Ford Otomotiv Sanayi As	162,912	1,531
Haci Omer Sabanci Holding As	731,350	681
Haci OMER Sabanci Holding As	1,014,000	3,779
KOC Holding As ‡	1	♦
Turkcell Iletisim Hizmet As ‡	1	♦
Turkiye Garanti Bankasi As	636,800	3,415
Turkiye Is Bankasi -Class C	1	♦
Turkiye Vakiflar Bankasi Tao -Class D	1,089,552	2,218
Yapi VE Kredi Bankasi As ‡	1,504,600	3,346
United Kingdom (2.0%)
HSBC Holdings PLC	738,400	12,798
United States (0.2%)
Mercadolibre, Inc. ‡ ^	12,200	617
Sohu.Com, Inc. ‡ ^	13,000	899
Total Common Stocks (cost $479,369)		561,494

Total Securities Lending Collateral (cost $11,121) q		11,121

Total Investment Securities (cost $523,731) #		$617,473

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

South African Rand	(548)	05/05/2008	$(71)	$(2)
South African Rand	(262)	05/06/2008	(34)	(1)
South African Rand	(421)	05/07/2008	(55)	♦
South African Rand	(95)	05/08/2008	(12)	12
Thailand Baht	(1,222)	05/07/2008	(39)	39
			$(211)	$48

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	13.3%	$82,235
Oil, Gas & Consumable Fuels	13.2%	81,356
Semiconductors & Semiconductor Equipment	8.5%	52,551
Wireless Telecommunication Services	7.8%	48,323
IT Services	6.4%	39,244
Metals & Mining	4.7%	29,041
Diversified Telecommunication Services	3.9%	24,372
Food & Staples Retailing	3.9%	24,165
Media	2.9%	17,970
Construction & Engineering	2.4%	14,926
Thrifts & Mortgage Finance	2.4%	14,642
Beverages	2.3%	14,305
Aerospace & Defense	1.9%	11,929
Road & Rail	1.9%	11,553
Household Durables	1.8%	11,331
Multiline Retail	1.8%	11,191
Diversified Financial Services	1.8%	11,054
Internet Software & Services	1.8%	11,024
Electronic Equipment & Instruments	1.8%	10,857
Industrial Conglomerates	1.6%	9,980
Personal Products	1.5%	9,425
Automobiles	1.4%	8,485
Energy Equipment & Services	1.3%	8,149
Real Estate Management & Development	1.2%	7,138
Insurance	1.0%	6,446
Tobacco	1.0%	6,202
Pharmaceuticals	0.9%	5,444
Computers & Peripherals	0.7%	4,228
Household Products	0.7%	4,143
Food Products	0.6%	4,017
Health Care Providers & Services	0.4%	2,551
Hotels, Restaurants & Leisure	0.3%	1,748
Consumer Finance	0.3%	1,713
Auto Components	0.2%	1,351
Electrical Equipment	0.2%	1,131
Trading Companies & Distributors	0.2%	1,090
Internet & Catalog Retail	0.2%	1,042
Investment Securities, at value	98.2%	606,352
Short-Term Investments	1.8%	11,121
Total Investments	100.0%	$617,473

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $10,746.
¡	Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.
‡	Non-income producing security.
€	Illiquid. At April 30, 2008, these securities aggregated $14,282 or 2.19% of the Fund’s net assets.
♦	Value is less than $1.
q

Cash collateral for the Repurchase Agreements, valued at $2,082, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $523,731. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $109,599 and $15,857, respectively. Net unrealized appreciation for tax purposes is $93,742.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, these securities aggregated $14,282 or 2.19% of the Fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Oppenheimer Small- & Mid-Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$884.35	1.00%	$4.69
Hypothetical (b)	1,000.00	1,019.89	1.00	5.02

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.8%)
Aerospace & Defense (1.2%)
Goodrich Corp.	34,040	$2,320
Air Freight & Logistics (1.7%)
Atlas Air Worldwide Holdings, Inc. ‡	54,424	3,302
Auto Components (1.3%)
Goodyear Tire & Rubber Co. ‡	90,740	2,430
Capital Markets (2.6%)
Affiliated Managers Group, Inc. ‡ ^	30,654	3,045
Investment Technology Group, Inc. ‡	41,721	2,014
Chemicals (5.7%)
Albemarle Corp.	79,413	2,971
Eastman Chemical Co.	31,770	2,335
FMC Corp.	47,650	2,992
Lubrizol Corp.	46,540	2,714
Commercial Banks (0.9%)
Colonial Bancgroup, Inc. ^	102,170	831
East-West Bancorp, Inc.	63,535	905
Communications Equipment (1.1%)
ADC Telecommunications, Inc. ‡	147,870	2,073
Computers & Peripherals (0.6%)
Sun Microsystems, Inc. ‡	68,080	1,066
Construction & Engineering (1.1%)
Granite Construction, Inc.	60,340	2,070
Construction Materials (1.3%)
Texas Industries, Inc.	31,733	2,456
Diversified Financial Services (2.2%)
Liberty Acquisition Holdings Corp. ‡	222,610	2,271
Trian Acquisition I Corp. ‡	200,350	1,963
Electric Utilities (1.1%)
Cleco Corp.	90,740	2,179
Electrical Equipment (1.4%)
Ametek, Inc.	54,428	2,641
Electronic Equipment & Instruments (2.7%)
Agilent Technologies, Inc. ‡	90,744	2,741
Amphenol Corp. -Class A	54,498	2,517
Energy Equipment & Services (2.3%)
Exterran Holdings, Inc. ‡ ^	31,770	2,122
National Oilwell Varco, Inc. ‡	15,882	1,087
Weatherford International, Ltd. ‡	13,656	1,102
Food & Staples Retailing (0.8%)
Longs Drug Stores Corp.	37,140	1,488
Food Products (2.2%)
Chiquita Brands International, Inc. ‡ ^	36,630	833
ConAgra Foods, Inc.	90,790	2,139
Pilgrim’s Pride Corp. ^	54,430	1,316
Health Care Equipment & Supplies (1.0%)
Hospira, Inc. ‡	45,390	1,868
Health Care Providers & Services (4.3%)
Community Health Systems, Inc. ‡	68,080	2,555
Davita, Inc. ‡	49,977	2,619
Health Net, Inc. ‡	102,439	3,001
Hotels, Restaurants & Leisure (2.8%)
Gaylord Entertainment Co. ‡	83,710	2,479
Pinnacle Entertainment, Inc. ‡ ^	113,500	1,762
Scientific Games Corp. -Class A ‡ ^	36,906	1,039
Household Durables (0.7%)
Jarden Corp. ‡	58,978	1,257
Household Products (1.1%)
Energizer Holdings, Inc. ‡	27,370	2,164
Independent Power Producers & Energy Traders (4.5%)
AES Corp. ‡	113,508	1,971
Dynegy, Inc. -Class A ‡	272,330	2,348
Mirant Corp. ‡	54,423	2,237
NRG Energy, Inc. ‡ ^	47,650	2,094
Insurance (7.8%)
ACE, Ltd.	45,418	2,738
Everest RE Group, Ltd.	41,954	3,791
Fidelity National Financial, Inc. -Class A ^	93,071	1,488
National Financial Partners Corp. ^	111,772	3,009
Protective Life Corp.	90,740	3,867
IT Services (1.5%)
Affiliated Computer Services, Inc. -Class A ‡	54,430	2,883
Leisure Equipment & Products (0.7%)
Mattel, Inc.	73,920	1,386
Life Sciences Tools & Services (1.5%)
Affymetrix, Inc. ‡ ^	34,090	372
Waters Corp. ‡	41,980	2,580
Machinery (3.3%)
Joy Global, Inc.	27,251	2,023
Navistar International Corp. ‡	65,781	4,325
Marine (0.6%)
Eagle Bulk Shipping, Inc. ^	36,320	1,069
Media (2.8%)
Cinemark Holdings, Inc. ^	68,080	1,008
Liberty Global, Inc. -Class A ‡	63,529	2,249
Liberty Global, Inc. Series C, Class C ‡	63,528	2,109
Metals & Mining (1.6%)
Carpenter Technology Corp.	59,824	3,068
Multi-Utilities (1.7%)
CMS Energy Corp.	226,908	3,308

The notes to the financial statements are an integral part of this report.

	Shares	Value
Oil, Gas & Consumable Fuels (5.6%)
Capital Product Partners LP	45,420	$908
Delta Petroleum Corp. ‡ ^	68,070	1,670
Murphy Oil Corp.	22,666	2,048
Peabody Energy Corp.	34,091	2,084
Range Resources Corp.	18,109	1,202
Southern Union Co.	90,743	2,325
Sunoco, Inc.	9,160	425
Personal Products (0.6%)
Herbalife, Ltd.	27,210	1,191
Real Estate Investment Trusts (2.9%)
BioMed Realty Trust, Inc.	45,426	1,181
General Growth Properties, Inc. ^	54,430	2,229
SL Green Realty Corp.	22,660	2,103
Semiconductors & Semiconductor Equipment (4.0%)
ASML Holding NV -Class G	81,741	2,318
LAM Research Corp. ‡	54,670	2,233
Maxim Integrated Products, Inc.	30,870	649
Varian Semiconductor Equipment	69,530	2,547
Associates, Inc. ‡
Software (4.9%)
Amdocs, Ltd. ‡	68,080	2,136
Electronic Arts, Inc. ‡	54,430	2,802
McAfee, Inc. ‡	81,736	2,718
THQ, Inc. ‡	85,968	1,829
Specialty Retail (1.8%)
Advance Auto Parts, Inc.	54,431	1,888
OfficeMax, Inc.	83,970	1,534
Textiles, Apparel & Luxury Goods (0.3%)
Phillips-Van Heusen Corp. ^	15,610	659
Thrifts & Mortgage Finance (1.9%)
NewAlliance Bancshares, Inc.	272,330	3,666
Tobacco (0.9%)
Loews Corp. - Carolina Group	27,210	1,787
Trading Companies & Distributors (1.1%)
Aircastle, Ltd. ^	145,290	2,031
Wireless Telecommunication Services (1.7%)
NII Holdings, Inc. ‡	72,640	3,323
Total Common Stocks (cost $177,117)		176,076

INVESTMENT COMPANIES (1.0%)
Capital Markets (1.0%)
iShares Russell Midcap Value Index Fund	13,800	1,882
Total Investment Companies (cost $1,883)		1,882

Total Securities Lending Collateral (cost $24,079) ¡		24,079

Total Investment Securities (cost $203,079) #		$202,037

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $23,133.
¡

Cash collateral for the Repurchase Agreements, valued at $4,509, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $203,079. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,834 and $14,876, respectively. Net unrealized depreciation for tax purposes is $1,042.

The notes to the financial statements are an integral part of this report.

Transamerica Schroders International Small Cap

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Class I
Actual	$1,000.00	$1,034.00	1.27%	$2.15
Hypothetical (b)	1,000.00	1,006.22	1.27	2.12

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)       5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (86.7%)
Australia (3.5%)
Computershare, Ltd.	63,303	$534
Iluka Resources, Ltd.	177,380	657
Macquarie Infrastructure Group	301,818	805
Pan Australian Resources, Ltd. ‡	571,211	635
Sonic Healthcare, Ltd.	54,373	781
United Group, Ltd.	91,429	1,229
Austria (3.5%)
Kapsch Trafficcom AG ‡	22,013	1,199
Mayr-Melnhof Karton AG	10,112	1,058
Rosenbauer International AG	22,919	1,067
Schoeller-Bleckmann Oilfield Equipment AG	14,772	1,288
Bermuda (0.5%)
ARA Asset Management, Ltd. -144A ‡	1,261,000	706
Cayman Islands (0.3%)
China Resources Land, Ltd.	202,000	416
China (1.6%)
China Eastern Airlines Corp., Ltd. ‡	1,880,000	808
China Molybdenum Co., Ltd. ‡	669,000	728
Great Wall Motor Co., Ltd.	437,000	516
Denmark (1.1%)
Trygvesta As	16,680	1,430
Finland (2.2%)
F-Secure OYJ	166,800	714
Yit OYJ	78,187	2,222
France (6.5%)
Altamir Amboise ‡	60,000	673
Alten, Ltd. ‡	16,789	591
Bourbon SA	22,263	1,502
Guyenne Et Gascogne SA	4,430	759
Homair SA ‡	54,853	290
Lisi ‡	109	12
Rubis	11,922	1,062
Saft Groupe SA	41,700	1,609
Store Electronic ‡	42,134	984
Sword Group	19,422	832
Virbac SA	2,741	258
Germany (6.0%)
Aareal Bank AG	34,402	1,288
Bilfinger Berger AG	16,666	1,429
IDS Scheer AG	32,198	398
Interhyp AG	11,450	803
Invision Software AG ‡	4,629	126
Mtu Aero Engines Holding AG ‡	26,653	1,223
Rheinmetall AG	22,599	1,713
SFC Smart Fuel Cell AG ‡	11,264	211
Utimaco Safeware AG	52,125	730
Greece (3.1%)
Babis Vovos International Construction SA ‡	42,353	1,286
Fourlis Holdings SA	36,808	1,163
Jumbo SA	54,210	1,602
Hong Kong (3.5%)
Agile Property Holdings, Ltd.	802,000	1,115
China Everbright, Ltd. ‡	284,000	723
Hong Kong Aircraft Engineerg Co., Ltd.	34,000	606
Minmetals Resources, Ltd. ‡	1,992,000	777
MTR Corp.	202,000	723
Television Broadcasts, Ltd.	124,000	710
Ireland (0.7%)
DCC PLC	42,258	971
Israel (0.6%)
Oridion Systems, Ltd. ‡	78,187	807
Italy (3.3%)
Acea SpA	56,227	1,094
Azimut Holding SpA	172,013	1,883
CIR-Compagnie Industriali Riunite SpA	521,252	1,366
Japan (12.0%)
AICA Kogyo Co., Ltd.	50,700	497
Alpha Corp.	15,400	162
Arcs Co., Ltd.	45,700	637
Chugoku Marine Paints, Ltd.	94,000	717
Daido Steel Co., Ltd.	79,000	436
Daihatsu Diesel Manufacturing Co., Ltd. ‡	75,000	739
DC Co., Ltd.	71,300	194
Dowa Mining Co., Ltd.	81,000	542
Exedy Corp.	6,600	181
Fujikura Kasei Co., Ltd.	26,100	214
Furukawa-Sky Aluminum Corp.	88,000	188
Gulliver International Co., Ltd.	9,920	355
HIS Co., Ltd.	16,600	256
Hisaka Works, Ltd.	24,000	364
Icom, Inc.	7,500	177
Intelligence, Ltd.	250	159
Japan Aviation Electronics Industry, Ltd.	19,000	163
JSP Corp.	47,600	415
Koito Manufacturing Co., Ltd.	21,000	275
Lintec Corp.	13,100	169
Misumi Group, Inc.	26,000	503
Musashi Seimitsu Industry Co., Ltd.	41,400	917
Nichi-Iko Pharmaceutical Co., Ltd.	18,300	478
Nidec Corp.	16,900	227
Nifco, Inc.	20,000	429
Nihon Parkerizing Co., Ltd.	47,000	745
Nippon Thompson Co., Ltd.	74,000	512
Nishimatsuya Chain Co., Ltd.	33,600	419
Nitta Corp.	33,000	543
OBIC Co., Ltd.	1,930	354
Osg Corp.	29,900	419
Ryosan Co., Ltd.	8,400	186
Sato Corp. ‡	16,100	216
Shinmaywa Industries, Ltd.	129,000	491
Sumida Corp.	20,500	269
Tokyo Tomin Bank, Ltd.	12,400	262
Trusco Nakayama Corp.	30,600	470

The notes to the financial statements are an integral part of this report.

	Shares	Value
Japan (continued)
Tsumura & Co.	18,800	$452
Tsuruha Holdings, Inc.	8,500	316
Tsutsumi Jewelry Co., Ltd.	14,100	297
Union Tool Co.	12,100	442
Korea, Republic of (2.6%)
Hyundai Development Co.	9,506	608
KCC Corp.	1,701	758
Lig Insurance Co., Ltd.	30,980	664
Samsung Corp.	9,230	639
Samsung Engineering Co., Ltd.	8,872	792
Netherlands (5.2%)
Arcadis NV ‡	22,935	1,386
Fugro NV	17,674	1,577
James Hardie Industries NV	139,258	781
SBM Offshore NV	46,957	1,796
Ten Cate NV	37,893	1,380
New Zealand (0.6%)
Fisher & Paykel Healthcare Corp.	339,690	709
Norway (0.6%)
Stepstone ASA ‡	252,807	841
Singapore (3.6%)
CapitaMall Trust REIT ‡	311,000	797
Goodpack, Ltd.	763,000	983
Parkway Holdings, Ltd.	316,000	815
Sia Engineering Co., Ltd.	255,000	798
Smrt Corp., Ltd.	473,000	627
Unisteel Technology, Ltd.	595,000	706
Spain (2.4%)
Enagas	52,352	1,589
Red Electrica de Espana	24,923	1,619
Sweden (2.0%)
Saab AB	42,117	1,195
Swedish Match AB	67,554	1,482
Switzerland (7.9%)
Bank Sarasin & CIE ‡	271	1,234
BKW FMB Energie AG	11,826	1,454
Financiere Tradition ‡	4,111	773
Geberit AG	8,958	1,377
Helvetia Holding AG	2,714	1,134
Mobilezone Holding AG	160,000	1,183
Newave Energy Holding SA ‡	2,960	125
Schweizerhall Holding AG	7,298	1,226
Sika AG	1,024	1,770
U-Blox AG ‡	3,165	155
United Kingdom (13.4%)
Albemarle & Bond Holdings PLC	148,090	638
Avocet Mining PLC ‡	148,660	483
Bodycote PLC	153,793	736
BSS Group PLC	79,976	618
Carillion PLC	79,102	569
Consort Medical PLC	51,791	604
Cranswick PLC	54,115	747
CSR PLC ‡	91,619	717
E2V Technologies PLC	135,000	751
Fidessa Group PLC	32,839	532
Future PLC	1,000,000	564
Greggs PLC	6,672	610
Hamworthy PLC ‡	60,000	582
Helphire PLC	144,758	520
Holidaybreak PLC	48,739	478
Hunting PLC	31,946	563
Inchcape PLC	74,235	630
Keller Group PLC	42,923	574
Kier Group PLC	21,784	510
Laird PLC	57,216	566
Mitie Group PLC	113,871	521
Morgan Sindall PLC	26,931	538
Oxford Instruments PLC	150,789	633
Premier Oil PLC ‡	21,163	647
Quintain Estates & Development PLC	64,265	518
Redrow PLC	104,897	536
Sdl PLC ‡	96,184	643
Travis Perkins PLC	26,831	515
United Business Media PLC	53,613	613
Vitec Group PLC	63,000	568
Total Common Stocks (cost $110,767)		114,596

Total Investment Securities (cost $110,767) #		$114,596

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Construction & Engineering	8.6%	$9,856
Energy Equipment & Services	5.4%	6,162
Machinery	5.2%	5,908
Capital Markets	4.4%	5,018
Chemicals	3.9%	4,457
Metals & Mining	3.9%	4,446
Industrial Conglomerates	3.5%	4,050
Oil, Gas & Consumable Fuels	3.4%	3,861
Electronic Equipment & Instruments	3.3%	3,768
Software	3.1%	3,578
Specialty Retail	3.0%	3,417
Real Estate Management & Development	2.9%	3,335
Insurance	2.8%	3,228
Electric Utilities	2.7%	3,073
Trading Companies & Distributors	2.4%	2,744
Building Products	2.3%	2,633
Aerospace & Defense	2.1%	2,418
Pharmaceuticals	2.1%	2,415
Leisure Equipment & Products	2.1%	2,397
Transportation Infrastructure	1.9%	2,209
Health Care Equipment & Supplies	1.8%	2,120
Thrifts & Mortgage Finance	1.8%	2,091
Electrical Equipment	1.7%	1,945
Media	1.6%	1,888
IT Services	1.6%	1,876
Road & Rail	1.6%	1,870
Commercial Services & Supplies	1.5%	1,737
Food & Staples Retailing	1.5%	1,713
Health Care Providers & Services	1.4%	1,596
Auto Components	1.3%	1,535
Commercial Banks	1.3%	1,496
Tobacco	1.3%	1,482
Textiles, Apparel & Luxury Goods	1.2%	1,380
Food Products	1.2%	1,357
Multi-Utilities	1.0%	1,094
Containers & Packaging	0.9%	1,058
Hotels, Restaurants & Leisure	0.9%	1,024
Air Freight & Logistics	0.9%	983
Construction Materials	0.9%	975
Airlines	0.7%	808
Real Estate Investment Trusts	0.7%	797
Diversified Financial Services	0.6%	723
Semiconductors & Semiconductor Equipment	0.6%	717
Computers & Peripherals	0.6%	706
Consumer Finance	0.6%	638
Distributors	0.5%	630
Household Durables	0.5%	536
Automobiles	0.5%	516
Communications Equipment	0.3%	332
Investment Securities, at value	100.0%	114,596
Total Investments	100.0%	$114,596

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $110,767. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,847 and $3,018, respectively. Net unrealized appreciation for tax purposes is $3,829.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $706 or 0.53% of the Fund’s net assets.

REIT	Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica Third Avenue Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$893.56	0.86%	$4.05
Hypothetical (b)	1,000.00	1,020.59	0.86	4.32

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.7%)
Bermuda (2.3%)
Brookfield Infrastructure Partners, LP ^	26,617	$529
Montpelier RE Holdings, Ltd. ^	325,711	5,374
Nabors Industries, Ltd. ‡ ^	196,865	7,390
Canada (13.5%)
Brookfield Asset Management, Inc. -Class A ^	694,586	22,727
Canfor Corp. ‡	1,087,723	8,802
Canfor Pulp Income Trust	78,160	853
E-L Financial Corp., Ltd.	5,786	3,091
EnCana Corp.	337,000	27,233
Power Corp. of Canada	482,564	16,924
Hong Kong (14.3%)
Cheung Kong Holdings, Ltd.	1,364,153	21,247
Chong Hing Bank, Ltd.	1,391,190	3,348
Hang Lung Properties, Ltd.	1,703,749	6,929
Hang Lung Group, Ltd.	928,692	4,998
Henderson Land Development Co., Ltd.	2,799,538	21,370
Hutchison Whampoa International, Ltd.	1,941,888	18,997
Wharf Holdings, Ltd.	1,507,141	7,647
Japan (12.4%)
AIOI Insurance Co., Ltd.	424,627	2,661
Daiichi Sankyo Co., Ltd.	235,386	6,441
Millea Holdings, Inc.	410,080	17,304
Mitsui Fudosan Co., Ltd.	839,462	21,045
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	126,651	5,017
Sapporo Breweries ^	1,018,000	7,520
Toyota Industries Corp.	384,807	13,292
Korea, Republic of (4.1%)
POSCO ^	194,261	23,972
Norway (0.4%)
BW Gas ASA	305,194	2,628
Sweden (1.4%)
Investor AB -Class A	357,146	8,238
United States (40.3%)
Alamo Group, Inc.	218,757	4,454
Alexander & Baldwin, Inc.	93,770	4,710
Alliance Data Systems Corp. ‡	136,600	7,842
AMBAC Financial Group, Inc.	328,252	1,520
Applied Materials, Inc.	163,961	3,059
AVX Corp.	876,145	11,539
Bank of New York Mellon Corp.	680,052	29,603
BEL Fuse, Inc. -Class A ^	57,648	1,631
Borland Software Corp. ‡ ^	668,028	1,182
Brookline Bancorp, Inc.	360,858	3,897
Capital Southwest Corp. ^	22,256	2,647
Cimarex Energy Co.	441,128	27,482
CIT Group, Inc. ^	194,517	2,118
Cross Country Healthcare, Inc. ‡	236,206	2,825
Electro Scientific Industries, Inc. ‡	183,736	3,015
Forest City Enterprises, Inc. -Class A	338,218	12,494
Handleman Co. ‡	876,835	649
IDT Corp. -Class B ‡ ^	137,279	526
Intel Corp.	395,961	8,814
Leapfrog Enterprises, Inc. -Class A ‡ ^	354,111	2,943
Legg Mason, Inc.	227,952	13,741
Lexmark International, Inc. -Class A ‡	66,205	2,078
Liberty Media Corp. - Capital Series A, Class A ‡	25,096	386
Liberty Media Corp. - Entertainment Series A ‡	100,384	2,605
Liberty Media Corp. - Interactive -Class A ‡	125,481	1,899
MBIA, Inc.	1,211,786	12,603
MDC Holdings, Inc. ^	133,363	5,812
MGIC Investment Corp.	144,137	1,878
NewAlliance Bancshares, Inc.	142,535	1,919
Phoenix Cos., Inc.	206,209	2,681
Radian Group, Inc.	360,585	1,947
The St Joe Co. ^	370,892	15,084
St. Mary Land & Exploration Co.	124,198	5,430
Superior Industries International, Inc. ^	462,876	9,401
Sycamore Networks, Inc. ‡	1,583,183	5,098
Tejon Ranch Co. ‡ ^	76,574	3,236
Tellabs, Inc. ‡	891,479	4,600
USG Corp. ‡ ^	243,911	8,612
Westwood Holdings Group, Inc.	161,753	5,658
Total Common Stocks (cost $581,377)		523,195

Total Securities Lending Collateral (cost $58,369) ¡		58,369

Total Investment Securities (cost $639,746) #		$581,564

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	23.4%	$136,777
Insurance	11.6%	67,175
Oil, Gas & Consumable Fuels	10.8%	62,773
Capital Markets	8.9%	51,649
Metals & Mining	4.1%	23,972
Auto Components	3.9%	22,693
Industrial Conglomerates	3.3%	18,996
Electronic Equipment & Instruments	2.5%	14,554
Semiconductors & Semiconductor Equipment	2.0%	11,874
Communications Equipment	1.9%	11,329
Diversified Financial Services	1.8%	10,742
Paper & Forest Products	1.7%	9,655
Thrifts & Mortgage Finance	1.7%	9,641
Building Products	1.5%	8,612
IT Services	1.3%	7,842
Beverages	1.3%	7,520
Energy Equipment & Services	1.3%	7,390
Pharmaceuticals	1.1%	6,441
Household Durables	1.0%	5,812
Marine	0.8%	4,710
Machinery	0.8%	4,454
Commercial Banks	0.6%	3,348
Leisure Equipment & Products	0.5%	2,943
Health Care Providers & Services	0.5%	2,825
Media	0.4%	2,605
Computers & Peripherals	0.4%	2,078
Internet & Catalog Retail	0.3%	1,899
Software	0.2%	1,182
Trading Companies & Distributors	0.1%	649
Electric Utilities	0.1%	529
Diversified Telecommunication Services	0.1%	526
Investment Securities, at value	89.9%	523,195
Short-Term Investments	10.1%	58,369
Total Investments	100.0%	$581,564

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $55,724.
¡

Cash collateral for the Repurchase Agreements, valued at $10,930, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $639,746. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,004 and $100,186, respectively. Net unrealized depreciation for tax purposes is $58,182.

The notes to the financial statements are an integral part of this report.

Transamerica UBS Dynamic Alpha

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$1,038.82	1.50%	$7.60
Hypothetical (b)	1,000.00	1,017.40	1.50	7.52

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (0.6%)
United Kingdom (0.6%)
Royal Bank of Scotland PLC
5.52%, due 07/24/2008 *	GBP $	700	$1,267

Total Corporate Debt Securities (cost $1,392)			1,267

	Shares	Value
PREFERRED STOCKS (0.4%)
Germany (0.4%)
Henkel KGAA	22,881	$974
Total Preferred Stocks (cost $1,107)		974

COMMON STOCKS (91.3%)
Australia (0.5%)
National Australia Bank, Ltd.	8,480	241
Qantas Airways, Ltd.	42,737	137
QBE Insurance Group, Ltd.	23,381	557
Westpac Banking Corp.	6,487	150
Austria (0.3%)
Telekom Austria AG	24,368	601
Belgium (0.2%)
Fortis ‡	14,113	385
Mobistar SA	1,787	159
Bermuda (1.1%)
Accenture, Ltd. -Class A	9,900	372
Catlin Group, Ltd.	9,515	74
Covidien, Ltd.	9,200	429
Esprit Holdings, Ltd.	19,100	235
Lancashire Holdings, Ltd.	2,169	13
Weatherford International, Ltd. ‡	14,400	1,162
Canada (0.8%)
Manulife Financial Corp.	2,700	105
National Bank of Canada	2,300	123
Potash Corp. of Saskatchewan	1,100	202
Research In Motion, Ltd. ‡	7,200	876
Toronto-Dominion Bank	6,000	394
Cayman Islands (0.0%)
Leaf Clean Energy Co. ‡	28,581	58
Denmark (0.1%)
AP Moeller - Maersk A/S -Class B	20	207
Finland (0.7%)
Nokia OYJ	26,897	826
Stora ENSO OYJ -Class R	28,125	348
Tietoenator OYJ	5,612	147
UPM-Kymmene OYJ	5,293	102
France (5.0%)
AXA SA	33,099	1,232
BNP Paribas	11,514	1,241
Capital Gemini SA	2,523	153
Compagnie Generale de Geophysi ‡	301	76
France Telecom SA	57,989	1,820
Michelin -Class B	651	60
Societe Generale ^	606	71
Suez SA	24,267	1,719
Technip SA	1,540	142
Total SA	45,774	3,844
Vivendi ‡	8,053	327
Germany (3.7%)
Allianz SE	3,510	716
Bayerische Motoren Werke AG	3,333	183
Celesio AG ‡	5,176	222
Daimler AG	13,571	1,055
Deutsche Bank AG	12,875	1,543
Deutsche Post AG	10,836	338
Deutsche Postbank AG	2,623	230
Deutsche Telekom AG	19,506	350
E.ON AG	2,267	461
Gerresheimer AG	4,227	235
Metro AG	8,143	646
SAP AG	8,745	441
Siemens AG	11,285	1,328
Stada Arzneimittel AG	4,056	275
Greece (0.2%)
Alpha Bank A.E.	5,596	191
National Bank of Greece SA	4,615	255
Hong Kong (0.1%)
Sun Hung KAI Properties, Ltd.	11,000	193
Ireland (1.3%)
Anglo Irish Bank Corp. PLC	14,412	200
Bank of Ireland	85,810	1,196
CRH PLC	27,691	1,056
Irish Life & Permanent PLC	6,668	107
Smurfit Kappa Group PLC ‡	13,589	168
Isle of Man (0.0%)
Lamprell PLC	5,290	48
Italy (1.3%)
ENI SpA	46,646	1,799
Intesa Sanpaolo Spa	132,601	993
Terna Rete Elettrica Nazionale SpA	8,489	37
Japan (2.2%)
Bank of Yokohama, Ltd.	22,000	160
Canon, Inc.	7,200	358
Casio Computer Co., Ltd.	8,900	132
Daiwa Securities Group, Inc.	3,000	30
Funai Electric Co., Ltd.	1,000	37
Honda Motor Co., Ltd.	9,600	303
Japan Tobacco, Inc.	64	310
JFE Holdings, Inc.	3,700	202
Keyence Corp.	1,000	253
Komatsu, Ltd.	7,600	229
Leopalace21 Corp.	4,600	81
Mitsui O.S.K. Lines, Ltd.	34,000	466
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	4,200	166
Murata Manufacturing Co., Ltd.	1,500	79
NTT DoCoMo, Inc.	66	97
Omron Corp.	4,600	95

The notes to the financial statements are an integral part of this report.

	Shares	Value
Japan (continued)
Ricoh Co., Ltd.	16,000	$274
Shin-Etsu Chemical Co., Ltd.	4,700	289
Sompo Japan Insurance, Inc.	17,000	188
Sumitomo Metal Industries, Ltd.	61,000	255
Sumitomo Mitsui Financial Group, Inc.	19	163
Sumitomo Trust & Banking Co., Ltd.	19,000	170
Toyota Motor Corp.	9,300	469
Jersey, C.I. (0.0%)
Experian Group, Ltd.	11,846	89
Liberia (0.2%)
Royal Caribbean Cruises, Ltd. ^	14,700	469
Luxembourg (0.8%)
Arcelormittal	15,773	1,395
SES SA	10,018	246
Netherlands (1.2%)
ASML Holding NV ‡	28,685	819
ING Groep NV	4,995	190
Koninklijke Philips Electronics NV	6,867	258
Ordina NV	1,325	22
Qiagen NV ‡	14,200	315
Reed Elsevier NV	16,500	313
TNT NV	15,541	604
Netherlands Antilles (0.4%)
Schlumberger, Ltd.	8,100	815
Norway (0.1%)
Petroleum Geo-Services ASA ‡	4,950	135
Panama (0.7%)
Carnival Corp.	27,800	1,117
McDermott International, Inc. ‡	5,900	316
Singapore (0.2%)
DBS Group Holdings, Ltd.	10,000	146
United Overseas Bank, Ltd.	22,000	331
Spain (0.7%)
Banco Santander SA	67,237	1,450
Sweden (0.8%)
Skandinaviska Enskilda Banken AB -Class A	12,300	299
Svenska Cellulosa AB -Class B	38,700	652
Telefonaktiebolaget LM Ericsson -Class B	311,000	793
Switzerland (3.8%)
Adecco SA	5,698	340
Alcon, Inc.	1,800	284
Credit Suisse Group AG	22,544	1,249
Holcim, Ltd.	3,136	307
Nestle SA	2,376	1,134
Novartis AG	34,381	1,740
Roche Holding AG	18,869	3,130
United Kingdom (9.1%)
Aberdeen Asset Management PLC	19,482	55
Anite PLC	11,463	9
Ashtead Group PLC	29,520	35
Associated British Foods PLC	13,593	237
AstraZeneca PLC	12,932	545
Aviva PLC	47,659	594
Balfour Beatty PLC	7,690	67
Barclays Bank PLC	144,689	1,308
BP PLC	232,472	2,813
BPP Holdings PLC	4,042	40
British Airways PLC ‡	49,528	222
British Polythene Industries	3,817	20
British Sky Broadcasting Group PLC	18,836	203
Brixton PLC REIT	19,340	114
BT Group PLC -Class A	36,364	160
Cadbury Schweppes PLC	6,795	79
Carnival Corp.	13,564	533
Cattles PLC	28,022	133
Centaur Media PLC	17,705	25
Centrica PLC	45,371	264
Computacenter PLC	1,658	6
Daily Mail & General Trust PLC	18,447	153
Diageo PLC	22,127	453
Dignity PLC	2,571	39
DSG International PLC	75,122	97
Eaga PLC	2,871	7
Electrocomponents PLC	32,191	119
Enodis PLC	12,725	61
Entertainment Rights PLC ‡	82,262	16
Fenner PLC	8,268	41
Galiform PLC ‡	30,514	41
Galliford Try PLC	20,660	22
GlaxoSmithKline PLC	51,482	1,143
HBOS PLC	50,584	471
Highway Insurance Group PLC	12,509	15
HMV Group PLC	101,614	272
Home Retail Group PLC	21,417	112
HSBC Holdings PLC	34,309	598
IMI PLC	11,179	100
ITV PLC	88,888	116
KESA Electricals PLC	13,348	55
LogicaCMG PLC	145,891	332
Lookers PLC	14,144	25
Majestic Wine PLC	5,273	24
Old Mutual PLC	36,566	93
Paypoint PLC	4,172	45
Phoenix IT Group, Ltd. PLC	4,651	28
Premier Farnell PLC	35,222	124
Prudential PLC	44,536	609
Psion PLC	13,705	28
Quintain Estates & Development PLC	2,671	22
Regus Group PLC	62,145	114
Rentokil Initial PLC	52,532	100
Restaurant Group PLC	10,526	30
Rio Tinto PLC	5,100	597
Royal Bank of Scotland Group PLC	68,190	466
Royal Dutch Shell PLC -Class B	34,656	1,383

The notes to the financial statements are an integral part of this report.

	Shares	Value
United Kingdom (continued)
Severn Trent PLC	2,927	$85
Smg PLC ‡	185,289	36
Southern Cross Healthcare, Ltd.	6,743	45
Speedy Hire PLC	1,929	27
Taylor Nelson Sofres PLC	22,861	92
Ted Baker PLC	3,867	33
Tesco PLC	98,328	835
Tomkins PLC	25,277	91
TUI Travel PLC	27,768	130
Tullow Oil PLC	20,257	303
Unilever PLC	11,428	385
Vectura Group PLC ‡	8,788	8
Vodafone Group PLC	572,557	1,818
Wolseley PLC	24,682	248
Yule Catto & Co. PLC	15,952	51
Zetar PLC ‡	4,947	34
United States (55.8%)
Abbott Laboratories	3,400	179
Abercrombie & Fitch Co. -Class A	3,600	268
Adobe Systems, Inc. ‡	4,100	153
Aetna, Inc.	3,000	131
Affiliated Computer Services, Inc. –Class A ‡	4,200	222
Aflac, Inc.	17,900	1,193
Allergan, Inc.	32,400	1,826
Amazon.Com, Inc. ‡ ^	13,800	1,085
American Electric Power Co., Inc.	18,500	826
American Express Co.	6,300	303
American Tower Corp. -Class A ‡	16,600	721
Amgen, Inc. ‡	5,700	239
Amphenol Corp. -Class A	17,200	794
Analog Devices, Inc.	33,100	1,066
Anheuser-Busch Cos., Inc.	2,900	143
Anixter International, Inc. ‡	8,300	473
Apache Corp.	4,400	593
Apple, Inc. ‡	6,800	1,183
Arch Coal, Inc. ^	1,900	109
AT&T, Inc.	11,100	430
Automatic Data Processing, Inc.	9,400	415
Baker Hughes, Inc.	11,200	906
Bank of New York Mellon Corp.	21,526	937
Bare Essentials, Inc. ‡ ^	20,500	468
Baxter International, Inc.	10,400	648
BE Aerospace, Inc. ‡	12,600	509
Becton Dickinson & Co.	6,700	599
BlackRock, Inc. -Class A	800	161
Boeing Co.	6,600	560
BorgWarner, Inc.	19,600	963
Broadcom Corp. -Class A ‡	3,600	93
Burlington Northern Santa Fe Corp.	27,300	2,800
Cameron International Corp. ‡	11,300	556
Campbell Soup Co.	5,700	198
CB Richard Ellis Group, Inc. -Class A ‡	8,200	190
Cephalon, Inc. ‡ ^	5,100	318
CH Robinson Worldwide, Inc.	2,400	150
Chevron Corp.	4,800	462
Chico’s FAS, Inc. ‡	28,500	202
Cisco Systems, Inc. ‡	40,100	1,028
Citigroup, Inc.	96,000	2,426
City National Corp.	3,800	184
CME Group, Inc. -Class A	200	91
Coach, Inc. ‡	9,600	341
Cognizant Technology Solutions Corp. -Class A ‡	16,200	522
Comcast Corp. -Class A	87,700	1,802
Complete Production Services, Inc. ‡	12,700	343
Consol Energy, Inc.	4,800	389
Constellation Brands, Inc. -Class A ‡ ^	51,000	936
Costco Wholesale Corp. ^	1,700	121
CR Bard, Inc.	1,900	179
Davita, Inc. ‡	11,700	613
Dell, Inc. ‡	32,800	611
Dick’s Sporting Goods, Inc. ‡	10,000	286
Digital Realty Trust, Inc. REIT	3,800	147
Discover Financial Services	37,750	687
Dril-Quip, Inc. ‡	4,700	269
Dun & Bradstreet Corp.	5,824	491
eBay, Inc. ‡ ^	11,000	344
Ecolab, Inc.	4,800	221
Ensco International, Inc.	11,700	746
EOG Resources, Inc.	3,800	496
Estee Lauder Cos., Inc. -Class A ^	4,800	219
Exelon Corp.	24,600	2,103
Express Scripts, Inc. -Class A ‡	5,800	406
F5 Networks, Inc. ‡	18,200	412
Federal Express Corp.	13,900	1,333
Fifth Third Bancorp ^	43,600	934
FirstEnergy Corp.	600	45
Fiserv, Inc. ‡	7,100	359
Flowserve Corp.	1,900	236
Fortune Brands, Inc.	12,000	811
Freddie Mac	22,000	548
Freeport-McMoRan Copper & Gold, Inc. ^	2,900	330
Gaylord Entertainment Co. ‡	6,300	187
Genentech, Inc. ‡	5,300	361
General Dynamics Corp.	3,300	298
General Electric Co.	98,000	3,205
Genzyme Corp. ‡	19,500	1,372
Goldman Sachs Group, Inc.	900	172
Google, Inc. -Class A ‡	2,300	1,321
Halliburton Co.	39,000	1,791
Harley-Davidson, Inc.	8,700	333
Harsco Corp.	9,900	587
Hartford Financial Services Group, Inc.	11,200	798
Healthways, Inc. ‡	5,700	208

The notes to the financial statements are an integral part of this report.

	Shares	Value
United States (continued)
Henry Schein, Inc. ‡	5,300	$293
Hologic, Inc. ‡ ^	7,800	228
Illinois Tool Works, Inc.	39,000	2,039
Immucor, Inc. ‡	13,000	351
Intel Corp.	108,000	2,404
International Game Technology	27,000	938
Interpublic Group of Cos., Inc. ‡ ^	61,700	558
Intuit, Inc. ‡	14,000	378
J Crew Group, Inc. ‡ ^	12,600	599
Johnson & Johnson	18,000	1,208
Johnson Controls, Inc.	26,300	927
JPMorgan Chase & Co.	600	29
Laboratory Corp. of America Holdings ‡	10,900	824
Lexmark International, Inc. -Class A ‡	9,600	301
Life Time Fitness, Inc. ‡ ^	7,600	276
Linear Technology Corp. ^	13,100	458
LKQ Corp. ‡	9,400	205
LSI Corp. ‡	28,000	174
Manitowoc Co., Inc.	5,600	212
Marathon Oil Corp.	13,400	611
Martin Marietta Materials, Inc. ^	2,400	263
Masco Corp. ^	61,300	1,116
Mastercard, Inc. -Class A ^	6,100	1,697
Medco Health Solutions, Inc. ‡	29,700	1,471
Medtronic, Inc.	24,700	1,202
Merck & Co., Inc.	31,600	1,202
Metropcs Communications, Inc. ‡	11,300	222
Microchip Technology, Inc. ^	6,000	221
Micros Systems, Inc. ‡	9,000	321
Microsoft Corp.	64,200	1,831
Millipore Corp. ‡	8,300	582
Monsanto Co.	3,500	399
Morgan Stanley	43,700	2,124
MSC Industrial Direct Co. -Class A	13,100	639
NASDAQ Omx Group ‡	4,700	171
National Oilwell Varco, Inc. ‡	5,800	397
NCR Corp. ‡	17,100	421
Netapp, Inc. ‡	42,200	1,021
Newfield Exploration Co. ‡	3,600	219
News Corp. -Class A ^	46,700	836
NiSource, Inc.	30,400	544
Nuance Communications, Inc. ‡ ^	22,800	462
Omnicom Group, Inc.	17,600	840
PACCAR, Inc.	19,700	932
Pall Corp.	10,200	355
Peabody Energy Corp.	18,000	1,100
Pepco Holdings, Inc.	9,300	232
PepsiCo, Inc.	3,400	233
Praxair, Inc.	13,200	1,205
Precision Castparts Corp.	5,100	600
Principal Financial Group, Inc.	15,200	816
Procter & Gamble Co. ^	4,800	322
Psychiatric Solutions, Inc. ‡	8,600	299
Qualcomm, Inc.	20,000	864
Quicksilver Resources, Inc. ‡ ^	5,000	207
Range Resources Corp.	4,600	305
Red Hat, Inc. ‡	3,600	74
RH Donnelley Corp. ‡ ^	12,700	61
Roper Industries, Inc.	5,600	348
Ryder System, Inc.	7,600	520
SBA Communications Corp. -Class A ‡	11,200	362
Schering-Plough Corp.	24,800	457
Sempra Energy	16,700	946
Smith International, Inc.	5,300	406
Southwest Airlines Co.	28,300	375
Southwestern Energy Co. ‡	15,200	643
Spirit Aerosystems Holdings, Inc. -Class A ‡	5,500	160
Sprint Nextel Corp.	197,400	1,577
SPX Corp.	3,000	369
Starbucks Corp. ‡	36,300	589
Starwood Hotels & Resorts Worldwide, Inc.	10,100	527
State Street Corp.	1,700	123
Strayer Education, Inc.	1,100	204
Stryker Corp. ^	9,600	622
SunTrust Banks, Inc. ^	8,900	496
Symantec Corp. ‡	102,400	1,763
SYSCO Corp.	64,100	1,960
T. Rowe Price Group, Inc.	5,900	346
TD Ameritrade Holding Corp. ‡	27,000	489
Teradata Corp. ‡	11,800	251
Tessera Technologies, Inc. ‡	8,900	180
Texas Roadhouse, Inc. -Class A ‡	19,600	231
Thermo Fisher Scientific, Inc. ‡	11,400	660
Time Warner, Inc.	6,200	92
Union Pacific Corp.	1,800	261
United Technologies Corp.	11,000	797
UnitedHealth Group, Inc.	10,500	343
Viacom, Inc. -Class B ‡	16,700	642
Visa, Inc. -Class A ‡	13,400	1,118
VMware, Inc. -Class A ‡ ^	1,624	108
WABCO Holdings, Inc.	3,300	158
Wells Fargo & Co. ^	81,500	2,425
WMS Industries, Inc. ‡	11,300	409
Wyeth	50,200	2,232
Wynn Resorts, Ltd. ^	9,600	1,011
Xilinx, Inc.	28,800	713
XTO Energy, Inc.	8,950	554
Zimmer Holdings, Inc. ‡	13,100	972
Virgin Islands, British (0.0%)
Dolphin Capital Investors, Ltd. ‡	15,362	40
Total Common Stocks (cost $197,637)		196,264

The notes to the financial statements are an integral part of this report.

	Shares	Value
INVESTMENT COMPANIES (0.1%)
United States (0.1%)
iShares Russell Midcap Growth Index Fund	1,800	$195
Total Investment Companies (cost $185)		195

Total Securities Lending Collateral (cost $15,281) q		15,281

Total Investment Securities (cost $215,602) #		$213,981

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.EM. 6 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Goldman Sachs International	12/20/11		$16,000	$423

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Goldman Sachs International	06/20/12		14,850	265

Receive a fixed rate equal to 3.75% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.NA.HY.9 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	12/20/12		16,830	852

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe Crossover S9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.54165%. Counterparty: Goldman Sachs Capital Markets	06/20/13	EUR	7,000	665

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.NA.IG.10 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	06/20/13		$11,000	154

Receive a floating rate based on 6-month CHF-LIBOR and the Fund will pay a fixed rate equal to 3.33%. Counterparty: Goldman Sachs International	12/18/17	CHF	2,000	(29)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.59%. Counterparty: Deutsche Bank AG	01/22/37	GBP	3,000	119

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Goldman Sachs International	01/22/37	GBP	4,000	(1,160)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.50%. Counterparty: Deutsche Bank AG	01/26/37	JPY	200,000	(15)

The notes to the financial statements are an integral part of this report.

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.72%. Counterparty: Goldman Sachs International	01/29/37	GBP	3,000	$3

Receive a fixed rate equal to 3.07% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Deutsche Bank AG	01/29/37	GBP	4,000	(1,205)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.57%. Counterparty: Goldman Sachs International	02/02/37	JPY	450,000	(100)

Receive a fixed rate equal to 5.21% and the Fund will pay a floating rate based on 6-month Great British Pound-LIBOR . Counterparty: Deutsche Bank AG	06/29/37	GBP	3,000	(454)

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Deutsche Bank AG	06/29/37	GBP	4,000	(782)

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 5.12%. Counterparty: Deutsche Bank AG	07/27/37	GBP	1,000	(124)

Total Swap Agreements (Premium $2,446)				$(1,388)

FUTURES CONTRACTS:  ¡

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)
10-Year Austrailia Long Bond	171	06/16/2008	$15,754	$(319)
10-Year Canadian Bond	(84)	06/30/2008	(9,866)	(204)
10-Year Japanese Bond	(15)	06/20/2008	(19,541)	438
10-Year U.S. Treasury Note	(354)	06/20/2008	(40,998)	18
Amsterdam Index	46	05/16/2008	6,794	332
CAC-40 Index	(176)	05/16/2008	(13,593)	(653)
DAX Index	(81)	06/20/2008	(22,041)	(823)
DJ Euro STOXX 50 Index	48	06/20/2008	2,811	171
Euro-Bund	(12)	06/10/2008	(2,131)	55
FTSE 100 Index	77	06/20/2008	9,298	636
FTSE/JSE Index	(139)	06/19/2008	(5,368)	(74)
Hang Seng Index	(26)	05/29/2008	(4,292)	(30)
H-SHARES Index	(149)	05/29/2008	(13,687)	(59)
IBEX 35 Index	1	05/16/2008	213	9
SGX MSCI Singapore Index	(28)	05/29/2008	(1,599)	24
MSCI Taiwan Index	(20)	05/29/2008	(688)	4
NIKKEI 225 OSE Index	13	06/12/2008	1,719	151
OMXS30 Index	(157)	05/16/2008	(2,564)	(60)
S&P 500 Index	(118)	06/20/2008	(40,887)	(1,977)
E-mini S&P Mid Cap 400 Index	(235)	06/20/2008	(19,742)	(1,621)
S&P/MIB Index	(11)	06/20/2008	(2,835)	(106)
S&P/TSE 60 Index	(86)	06/19/2008	(14,126)	(695)
SPI 200 Index	(97)	06/19/2008	(12,799)	(1,058)
			$(190,168)	$(5,841)

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Australian Dollar	(11,320)	07/23/2008	$(9,908)	$(646)
Brazilian Real	(3,670)	06/02/2008	(2,040)	(114)
Canadian Dollar	(18,885)	07/23/2008	(18,535)	(205)
Euro Dollar	4,435	07/23/2008	6,746	135
Euro Dollar	(62,415)	07/23/2008	(92,287)	(4,545)
Hong Kong Dollar	(26,310)	07/23/2008	(3,381)	(2)
Japanese Yen	2,279,500	07/23/2008	21,644	272
Japanese Yen	(406,214)	07/23/2008	(4,210)	304
Malaysian Ringgit	12,909	06/02/2008	3,964	121
Mexican Peso	22,980	07/23/2008	2,063	102
New Zealand Dollar	(16,165)	07/23/2008	(12,509)	44
Norwegian Krone	(6,850)	07/23/2008	(1,284)	(47)
Singapore Dollar	6,155	07/23/2008	4,352	197
South African Rand	32,710	07/23/2008	4,248	2
Swedish Krona	109,300	07/23/2008	17,195	965
Swiss Franc	22,210	07/23/2008	20,578	762
Swiss Franc	(4,162)	07/23/2008	(4,215)	216
Taiwan Dollar	551,400	06/02/2008	17,313	810
British Pound Sterling	4,420	07/23/2008	8,647	57
British Pound Sterling	(28,840)	07/23/2008	(56,395)	(401)
			$(98,014)	$(1,973)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Australian Dollar	4,129	Japanese Yen	374,800	07/23/2008	$246
Euro Dollar	2,430	Japanese Yen	377,816	07/23/2008	137
					$383

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	7.8%	$16,537
Oil, Gas & Consumable Fuels	7.4%	15,828
Pharmaceuticals	6.5%	13,946
Energy Equipment & Services	3.6%	7,789
Capital Markets	3.5%	7,423
Insurance	3.4%	7,276
Hotels, Restaurants & Leisure	3.0%	6,447
Media	3.0%	6,358
Semiconductors & Semiconductor Equipment	2.9%	6,128
Software	2.6%	5,531
Health Care Equipment & Supplies	2.6%	5,515
IT Services	2.5%	5,403
Industrial Conglomerates	2.4%	5,198
Electric Utilities	2.4%	5,195
Machinery	2.4%	5,162
Wireless Telecommunication Services	2.3%	4,956
Health Care Providers & Services	2.3%	4,856
Communications Equipment	2.2%	4,798
Computers & Peripherals	1.8%	3,817
Food & Staples Retailing	1.7%	3,586
Road & Rail	1.7%	3,581
Diversified Telecommunication Services	1.6%	3,362
Aerospace & Defense	1.4%	2,924
Diversified Financial Services	1.4%	2,908
Metals & Mining	1.3%	2,778
Air Freight & Logistics	1.1%	2,425
Chemicals	1.1%	2,367
Automobiles	1.1%	2,343
Biotechnology	1.1%	2,290
Auto Components	1.0%	2,108
Specialty Retail	1.0%	2,079
Food Products	1.0%	2,067
Multi-Utilities	0.9%	1,983
Electronic Equipment & Instruments	0.9%	1,938
Life Sciences Tools & Services	0.8%	1,792
Beverages	0.8%	1,765
Internet Software & Services	0.8%	1,665
Construction Materials	0.8%	1,626
Household Products	0.6%	1,296
Commercial Services & Supplies	0.6%	1,236
Internet & Catalog Retail	0.6%	1,197
Consumer Finance	0.5%	1,123
Building Products	0.5%	1,116
Paper & Forest Products	0.5%	1,103
Household Durables	0.5%	987
Trading Companies & Distributors	0.4%	950
Airlines	0.3%	734
Personal Products	0.3%	686
Marine	0.3%	673
Office Electronics	0.3%	633

The notes to the financial statements are an integral part of this report.

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Thrifts & Mortgage Finance	0.3%	$548
Real Estate Management & Development	0.3%	525
Textiles, Apparel & Luxury Goods	0.2%	374
Electrical Equipment	0.2%	348
Tobacco	0.1%	310
Diversified Consumer Services	0.1%	284
Real Estate Investment Trusts	0.1%	261
Distributors	0.1%	204
Containers & Packaging	0.1%	188
Construction & Engineering	0.0%	89
Water Utilities	0.0%	85
Investment Securities, at value	93.0%	198,700
Short-Term Investments	7.0%	15,281
Total Investments	100.0%	$213,981

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $14,680.
*	Floating or variable rate note. Rate is listed as of April 30, 2008.
¡	At April 30, 2008, $2,516 was on deposit with broker to cover margin requirements for open futures contracts.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
q

Cash collateral for the Repurchase Agreements, valued at $2,861, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $215,602. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,012 and $16,633, respectively. Net unrealized depreciation for tax purposes is $1,621.

DEFINITIONS:

REIT	Real Estate Investment Trust
GBP	British Pound Sterling

The notes to the financial statements are an integral part of this report.

Transamerica UBS Large Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$878.26	0.80%	$3.74
Hypothetical (b)	1,000.00	1,020.89	0.80	4.02

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Air Freight & Logistics (1.6%)
Federal Express Corp.	135,900	$13,029
Airlines (0.9%)
Southwest Airlines Co.	564,200	7,470
Auto Components (3.9%)
BorgWarner, Inc.	307,500	15,113
Johnson Controls, Inc.	462,500	16,308
Automobiles (0.7%)
Harley-Davidson, Inc.	144,100	5,512
Beverages (0.6%)
Constellation Brands, Inc. -Class A ‡ ^	267,200	4,906
Biotechnology (0.5%)
Cephalon, Inc. ‡ ^	62,800	3,919
Building Products (1.2%)
Masco Corp. ^	530,200	9,655
Capital Markets (4.8%)
Bank of New York Mellon Corp.	345,055	15,020
Morgan Stanley	478,100	23,236
Commercial Banks (7.4%)
City National Corp.	67,900	3,294
Fifth Third Bancorp ^	571,600	12,249
SunTrust Banks, Inc. ^	220,000	12,265
Wells Fargo & Co. ^	1,057,800	31,470
Consumer Finance (1.3%)
Discover Financial Services	575,900	10,487
Diversified Financial Services (8.3%)
Bank of America Corp.	267,600	10,046
Citigroup, Inc.	1,385,000	34,999
JPMorgan Chase & Co.	457,700	21,809
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	528,900	20,474
Electric Utilities (7.6%)
American Electric Power Co., Inc.	362,100	16,161
Exelon Corp.	166,800	14,258
NiSource, Inc.	275,500	4,931
Northeast Utilities	369,700	9,731
Pepco Holdings, Inc.	288,200	7,179
Sempra Energy	155,200	8,795
Energy Equipment & Services (5.4%)
Baker Hughes, Inc.	147,600	11,938
Ensco International, Inc.	140,400	8,947
Halliburton Co.	491,000	22,542
Health Care Equipment & Supplies (0.7%)
Covidien, Ltd.	114,000	5,323
Health Care Providers & Services (2.3%)
Medco Health Solutions, Inc. ‡	322,800	15,992
UnitedHealth Group, Inc.	70,100	2,287
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	331,900	13,332
Household Durables (1.2%)
Fortune Brands, Inc.	144,000	9,737
Industrial Conglomerates (5.4%)
General Electric Co.	1,338,400	43,766
Insurance (5.1%)
Aflac, Inc.	188,700	12,580
Hartford Financial Services Group, Inc.	205,400	14,639
Principal Financial Group, Inc. ^	260,300	13,968
Machinery (3.8%)
Illinois Tool Works, Inc.	346,200	18,103
PACCAR, Inc.	268,100	12,686
Media (5.4%)
Comcast Corp. -Class A	844,200	17,348
Interpublic Group of Cos., Inc. ‡ ^	906,600	8,205
News Corp. -Class A ^	436,600	7,815
Omnicom Group, Inc.	195,500	9,333
RH Donnelley Corp. ‡ ^	171,300	821
Oil, Gas & Consumable Fuels (10.4%)
Chevron Corp.	355,500	34,181
Exxon Mobil Corp.	250,100	23,277
Marathon Oil Corp.	216,100	9,848
Peabody Energy Corp.	263,400	16,102
Pharmaceuticals (7.2%)
Johnson & Johnson	271,200	18,195
Merck & Co., Inc.	389,100	14,801
Wyeth	563,400	25,055
Road & Rail (2.7%)
Burlington Northern Santa Fe Corp.	209,400	21,474
Software (1.8%)
Symantec Corp. ‡ ^	839,600	14,458
Thrifts & Mortgage Finance (0.7%)
Freddie Mac	230,400	5,739
Wireless Telecommunication Services (1.8%)
Sprint Nextel Corp.	1,759,463	14,058
Total Common Stocks (cost $825,320)		778,866

INVESTMENT COMPANIES (1.7%)
Capital Markets (1.7%)
SPDR Trust Series 1 Series T, Class T	100,000	13,847
Total Investment Companies (cost $13,356)		13,847

Total Securities Lending Collateral (cost $52,425) q		52,425

Total Investment Securities (cost $891,101) #		$845,138

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $50,047.
‡	Non-income producing security.
q

Cash collateral for the Repurchase Agreements, valued at $9,817, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#

Aggregate cost for federal income tax purposes is $891,101.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65,231 and $111,194, respectively.  Net unrealized depreciation for tax purposes is $45,963.

The notes to the financial statements are an integral part of this report.

Transamerica Van Kampen Emerging Markets Debt

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$1,006.25	0.99%	$4.94
Hypothetical (b)	1,000.00	1,019.94	0.99	4.97

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

Transamerica Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (65.1%)
Argentina (1.7%)
Argentina Government International
8.28%, due 12/31/2033	$4,383		$3,524
Argentine Republic
5.83%, due 12/31/2033		8,031	2,437
8.28%, due 12/31/2033		122	78
Brazil (15.2%)
Brazil Notas Do Tesouro Nacional Serie
10.00%, due 01/01/2010	BRL	11,229	6,283
Republic of Brazil
6.00%, due 01/17/2017	$5,960		6,228
8.00%, due 01/15/2018		16,461	18,766
8.88%, due 10/14/2019 – 04/15/2024		4,833	6,215
10.00%, due 08/07/2011		4,450	5,251
10.50%, due 07/14/2014		2,580	3,322
11.00%, due 08/17/2040		5,260	7,169
Bulgaria (1.3%)
Republic of Bulgaria , Reg S
8.25%, due 01/15/2015		3,750	4,419
Colombia (0.9%)
Republic of Colombia
11.75%, due 02/25/2020		2,100	3,129
Cote d’Ivoire (0.4%)
Republic of Ivory Coast
4.00%, due 03/30/2018 ¡		3,495	1,319
Ecuador (1.2%)
Republic of Ecuador , Reg S
9.38%, due 12/15/2015		1,590	1,687
10.00%, due 08/15/2030		2,510	2,529
Egypt (0.7%)
Arab Republic of Egypt -144A
8.75%, due 07/18/2012	EGP	13,120	2,456
Ghana (0.8%)
Republic of Ghana -144A
8.50%, due 10/04/2017	$2,596		2,706
Indonesia (0.9%)
Indonesia Government International Bond -144A
7.75%, due 01/17/2038		3,192	3,200
Mexico (9.6%)
Mexican Bonos
8.00%, due 12/17/2015	MXN	21,347	2,038
Mexico Government International Bond
5.63%, due 01/15/2017	$14,714		15,465
6.75%, due 09/27/2034		5,637	6,240
United Mexican States
8.38%, due 01/14/2011		3,367	3,749
9.50%, due 12/18/2014	MXN	58,773	6,046
Panama (2.2%)
Republic of Panama
7.13%, due 01/29/2026	$2,720		3,006
7.25%, due 03/15/2015		1,220	1,348
9.38%, due 04/01/2029		1,300	1,755
9.63%, due 02/08/2011		1,476	1,672
Peru (3.5%)
Republic of Peru
8.38%, due 05/03/2016		2,200	2,666
8.75%, due 11/21/2033		4,190	5,552
9.88%, due 02/06/2015		3,203	4,098
Philippines (4.5%)
Republic of the Philippines
8.88%, due 03/17/2015		13,473	15,982
Qatar (0.5%)
State of Qatar , Reg S
9.75%, due 06/15/2030		1,220	1,882
Russian Federation (9.3%)
Russian Federation , Reg S
7.50%, due 03/31/2030		12,559	14,441
11.00%, due 07/24/2018		3,920	5,664
12.75%, due 06/24/2028		3,470	6,243
Russian Ministry of Finance
3.00%, due 05/14/2011		6,610	6,319
Turkey (4.1%)
Republic of Turkey
11.00%, due 01/14/2013		8,700	10,484
11.88%, due 01/15/2030		2,500	3,837
Ukraine (1.0%)
Ukraine Government -144A
6.58%, due 11/21/2016		3,760	3,685
Venezuela (7.3%)
Republic of Venezuela
5.75%, due 02/26/2016		1,640	1,291
8.50%, due 10/08/2014		2,100	1,969
9.25%, due 09/15/2027		18,270	16,626
10.75%, due 09/19/2013		5,680	5,865
Total Foreign Government Obligations (cost $225,926)			228,641

STRUCTURED NOTES - DEBT (2.0%)
Cayman Islands (0.9%)
Republic of Brazil , Reg S
16.20%, due 02/22/2010	BRL	5,060	3,115
Switzerland (1.1%)
UBS AG , Reg S
Zero Coupon, due 04/09/2009	NGN	513,200	3,994
Total Structured Notes - Debt (cost $6,631)			7,109

ASSET-BACKED SECURITIES (0.3%)
Netherlands (0.3%)
Tjiwi Kimia Finance BV, Reg S
4.93%, due 04/28/2015 *	$1,368		1,040
Total Asset-Backed Securities (cost $1,179)			1,040

The notes to the financial statements are an integral part of this report.

		Principal	Value
CORPORATE DEBT SECURITIES (16.8%)
Chile (1.3%)
Empresa Nacional del Petroleo , Reg S
6.75%, due 11/15/2012		$4,300	$4,539
Korea, Republic of (0.4%)
Korea Development Bank
5.30%, due 01/17/2013		1,320	1,323
Luxembourg (6.1%)
GAZ Capital SA -144A
6.21%, due 11/22/2016		5,743	5,427
8.63%, due 04/28/2034		4,480	5,231
RSHB Capital SA for OJSC Russian Agricultural Bank -144A
6.30%, due 05/15/2017		1,527	1,422
7.18%, due 05/16/2013		4,580	4,688
TNK-BP Finance SA -144A
7.88%, due 03/13/2018		4,769	4,721
Mexico (0.6%)
Pemex Project Funding Master Trust
8.63%, due 12/01/2023		1,750	2,214
Netherlands (0.8%)
Pindo Deli Finance BV , Reg S
Zero Coupon, due 04/28/2025		10,915	764
4.93%, due 04/28/2015 – 04/28/2018 *		2,012	866
Tjiwi Kimia Finance BV , Reg S
Zero Coupon, due 04/28/2027		2,545	178
4.93%, due 04/28/2015 – 04/28/2018 *		3,148	1,149
Trinidad and Tobago (0.9%)
National Gas Co. of Trinidad & Tobago, Ltd. , Reg S
6.05%, due 01/15/2036		3,406	3,134
United States (6.7%)
Citigroup, Inc.
7.34%, due 02/24/2010		3,868	3,781
JPMorgan Chase & Co. -144A
7.00%, due 06/28/2017	RUB	78,000	2,651
Pemex Project Funding Master Trust, Reg S
4.10%, due 06/15/2010 *		$5,450	5,439
5.75%, due 03/01/2018		6,220	6,407
9.13%, due 10/13/2010		4,500	5,051
Total Corporate Debt Securities (cost $63,755)			58,985

Total Investment Securities (cost $297,491) #			$295,775

FUTURES CONTRACTS:           ▲

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

2-Year U.S. Treasury Note	(51)	06/30/2008	$(10,847)	$122
5-Year Swap	657	06/16/2008	72,085	(1,102)
5-Year U.S. Treasury Note	(705)	07/03/2008	(78,949)	1,952
			$(17,711)	$972

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligation	77.3%	$228,640
Oil, Gas & Consumable Fuels	11.6%	34,307
Commercial Banks	6.4%	19,051
Diversified Financial Services	2.0%	5,786
Capital Markets	1.3%	3,994
Paper & Forest Products	1.0%	2,957
Asset-Backed Securities	0.4%	1,040
Investment Securities, at value	100.0%	295,775
Total Investments	100.0%	$295,775

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of April 30, 2008.
▲	At April 30, 2008, $2,097 was on deposit with broker to cover margin requirements for open futures contracts.
¡	In default.
•	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $297,491. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,894 and $10,610 respectively. Net unrealized depreciation for tax purposes is $1,716.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities aggregated $42,709 or 12.17% of the Fund’s net assets.

BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble

Transamerica Van Kampen Mid-Cap Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$886.98	0.87%	$4.08
Hypothetical (b)	1,000.00	1,020.54	0.87	4.37

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Air Freight & Logistics (4.8%)
CH Robinson Worldwide, Inc.	65,930	$4,132
Expeditors International of Washington, Inc.	60,950	2,840
Capital Markets (1.6%)
Calamos Asset Management, Inc. -Class A	79,880	1,434
GLG Partners, Inc. ‡ ^	104,013	858
Chemicals (2.9%)
Intrepid Potash, Inc. ‡	31,060	1,475
Nalco Holding Co.	122,294	2,812
Commercial Services & Supplies (6.8%)
Corporate Executive Board Co. ^	46,648	2,032
Covanta Holding Corp. ‡	71,449	1,903
IHS, Inc. -Class A ‡	45,118	2,980
Monster Worldwide, Inc. ‡	64,043	1,558
Stericycle, Inc. ‡	26,184	1,398
Construction & Engineering (0.7%)
Aecom Technology Corp. ‡	37,691	1,035
Construction Materials (3.5%)
Martin Marietta Materials, Inc. ^	32,037	3,504
Texas Industries, Inc.	20,052	1,552
Diversified Consumer Services (2.0%)
Apollo Group, Inc. -Class A ‡	27,775	1,414
New Oriental Education & Technology Group ‡	20,345	1,527
Diversified Financial Services (4.5%)
IntercontinentalExchange, Inc. ‡	17,512	2,717
Leucadia National Corp.	76,091	3,897
Health Care Equipment & Supplies (2.5%)
GEN-Probe, Inc. ‡	38,770	2,185
Mindray Medical International, Ltd.	41,610	1,415
Hotels, Restaurants & Leisure (11.1%)
Choice Hotels International, Inc.	38,233	1,318
Ctrip.Com International, Ltd.	53,321	3,309
Marriott International, Inc. -Class A	58,008	1,990
Penn National Gaming, Inc. ‡	17,167	733
Starbucks Corp. ‡	168,817	2,740
Wynn Resorts, Ltd.	57,554	6,063
Household Durables (3.6%)
Gafisa SA ^	59,010	2,570
Mohawk Industries, Inc. ‡ ^	16,821	1,282
NVR, Inc. ‡ ^	2,163	1,327
Insurance (1.0%)
Alleghany Corp. ‡	4,357	1,501
Internet & Catalog Retail (2.0%)
priceline.com, Inc. ‡ ^	23,091	2,947
Internet Software & Services (10.6%)
Akamai Technologies, Inc. ‡	43,175	1,544
Alibaba.Com, Ltd. ‡ ¡	1,135,200	2,097
Baidu.Com ‡ ^	12,759	4,665
Equinix, Inc. ‡ ^	19,749	1,786
NHN Corp. ‡	9,395	2,183
Tencent Holdings, Ltd.	471,200	3,126
IT Services (0.6%)
Redecard SA	46,057	844
Life Sciences Tools & Services (5.0%)
Illumina, Inc. ‡ ^	53,000	4,128
Techne Corp. ‡	42,624	3,091
Media (5.3%)
Aeroplan Income Trust	182,010	2,756
Discovery Holding Co. -Class A ‡	89,500	2,073
Focus Media Holding, Ltd. ‡ ^	20,803	767
Grupo Televisa SA	88,282	2,179
Oil, Gas & Consumable Fuels (13.6%)
Questar Corp.	38,727	2,402
Range Resources Corp.	25,026	1,661
Southwestern Energy Co. ‡	163,323	6,910
Ultra Petroleum Corp. ‡ ^	107,413	8,923
Real Estate Management & Development (2.9%)
Brookfield Asset Management, Inc. -Class A	73,423	2,402
Forest City Enterprises, Inc. -Class A	50,206	1,855
Software (1.7%)
Salesforce.Com, Inc. ‡	38,119	2,544
Specialty Retail (2.6%)
Abercrombie & Fitch Co. -Class A	50,370	3,743
Textiles, Apparel & Luxury Goods (2.7%)
Coach, Inc. ‡	71,603	2,547
Lululemon Athletica, Inc. ‡ ^	46,300	1,434
Trading Companies & Distributors (2.3%)
LI & Fung, Ltd.	822,000	3,401
Transportation Infrastructure (1.2%)
Grupo Aeroportuario del Pacifico SA de CV	43,722	1,787
Wireless Telecommunication Services (1.5%)
NII Holdings, Inc. ‡	47,145	2,156
Total Common Stocks (cost $131,234)		141,452

Total Securities Lending Collateral (cost $25,360) q		25,360

Total Investment Securities (cost $156,594) #		$166,812

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

^      All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $24,696.

¡      Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.

‡      Non-income producing security.

q      Cash collateral for the Repurchase Agreements, valued at $4,749, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#      Aggregate cost for federal income tax purposes is $156,594. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,145 and $9,927, respectively. Net unrealized appreciation for tax purposes is $10,218.

The notes to the financial statements are an integral part of this report.

Transamerica Van Kampen Small Company Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2007 and held for the entire period until April 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class I
Actual	$1,000.00	$854.81	1.01%	$4.66
Hypothetical (b)	1,000.00	1,019.84	1.01	5.07

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2008

(unaudited)

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

Transamerica Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At April 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.5%)
Internet Software & Services (0.5%)
Ning, Inc. ‡ ¡ €	108,208	$774
Total Preferred Stocks (cost $774)		774

COMMON STOCKS (97.4%)
Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. ‡	89,189	2,237
Cepheid, Inc. ‡	61,467	1,203
Capital Markets (6.1%)
Greenhill & Co., Inc. ^	75,917	4,939
Pzena Investment Management, Inc. -Class A ^	149,707	1,819
Riskmetrics Group, Inc. ‡	171,801	3,032
Commercial Services & Supplies (7.7%)
Advisory Board Co. ‡	95,832	4,468
Corporate Executive Board Co.	40,215	1,752
Costar Group, Inc. ‡ ^	95,531	4,581
Viad Corp.	50,164	1,578
Construction Materials (6.7%)
Eagle Materials, Inc. ^	135,153	4,903
Texas Industries, Inc.	74,500	5,767
Diversified Consumer Services (5.9%)
American Public Education, Inc. ‡	51,390	1,655
Strayer Education, Inc.	42,405	7,874
Diversified Telecommunication Services (2.9%)
Cogent Communications Group, Inc. ‡ ^	221,702	4,658
Electric Utilities (2.9%)
Brookfield Infrastructure Partners, LP	236,283	4,695
Health Care Equipment & Supplies (0.7%)
Microbia Inc. ‡ ¡ €	96,357	1,090
Hotels, Restaurants & Leisure (9.5%)
AFC Enterprises ‡ ^	141,486	1,464
Ambassadors Group, Inc.	99,531	1,937
BJ’s Restaurants, Inc. ‡ ^	101,577	1,416
Ctrip.Com International, Ltd.	47,088	2,922
Mandarin Oriental International, Ltd.	206,000	457
PF Chang’s China Bistro, Inc. ‡ ^	111,523	3,461
Premier Exhibitions, Inc. ‡	89,083	518
Vail Resorts, Inc. ‡ ^	63,036	3,078
Household Durables (4.3%)
Brascan Residential Properties SA	304,000	1,644
Gafisa SA ^	95,857	4,175
iRobot Corp. ‡ ^	70,838	1,136
Insurance (0.6%)
Greenlight Capital RE, Ltd. -Class A ‡ ^	54,818	960
Internet & Catalog Retail (4.3%)
Blue Nile, Inc. ‡ ^	104,711	5,201
GSI Commerce, Inc. ‡	119,642	1,665
Internet Software & Services (7.6%)
Bankrate, Inc. ‡ ^	32,065	1,675
CNET Networks, Inc. ‡ ^	176,761	1,370
Comscore, Inc. ‡	53,900	1,017
Gmarket, Inc. ‡	67,779	1,728
Mercadolibre, Inc. ‡	47,575	2,406
Rediff.Com India, Ltd. ‡ ^	80,094	714
SINA Corp. ‡	25,023	1,156
Vistaprint, Ltd. ‡ ^	60,495	2,059
IT Services (2.9%)
Forrester Research, Inc. ‡	115,804	3,340
Information Services Group, Inc. ‡	236,388	1,224
Leisure Equipment & Products (2.0%)
Aruze Corp.	85,700	3,133
Life Sciences Tools & Services (6.6%)
Illumina, Inc. ‡	49,814	3,880
Techne Corp. ‡	92,263	6,691
Machinery (1.3%)
Middleby Corp. ‡ ^	34,262	2,150
Media (4.3%)
CKX, Inc. ‡	101,828	917
Dena Co., Ltd.	278	1,971
Interactive Data Corp.	80,760	2,179
Lakes Entertainment, Inc. ‡	55,865	259
Marvel Entertainment, Inc. ‡	57,246	1,642
Metals & Mining (1.0%)
Kaiser Aluminum Corp.	24,365	1,672
Oil, Gas & Consumable Fuels (6.0%)
Carrizo Oil & Gas, Inc. ‡	44,585	2,831
Contango Oil & Gas Co. ‡	66,188	5,072
GMX Resources, Inc. ‡	47,932	1,742
Real Estate Management & Development (0.6%)
Consolidated-Tomoka Land Co.	12,556	655
FX Real Estate & Entertainment, Inc. ‡	20,365	98
HouseValues, Inc. ‡ ^	97,837	235
Semiconductors & Semiconductor Equipment (0.7%)
Tessera Technologies, Inc. ‡	52,305	1,059
Software (3.3%)
Blackboard, Inc. ‡	65,420	2,259
Longtop Financial Technologies, Ltd. ‡	108,307	2,161
Netsuite, Inc. ‡ ^	44,325	875
Specialty Retail (1.1%)
Citi Trends, Inc. ‡ ^	83,836	1,772
Textiles, Apparel & Luxury Goods (3.2%)
Iconix Brand Group, Inc. ‡	82,250	1,309
Lululemon Athletica, Inc. ‡ ^	122,015	3,779
Trading Companies & Distributors (0.7%)
Integrated Distribution Services Group, Ltd.	459,000	1,148
Transportation Infrastructure (2.3%)
Grupo Aeroportuario del Pacifico SA de CV	91,458	3,738

Total Common Stocks (cost $147,337)		156,201

Total Securities Lending Collateral (cost $42,818) q		42,818

Total Investment Securities (cost $190,929) #		$199,793

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

^      All or a portion of this security is on loan (see Note 1). The value of all securities on loan is $41,304.

¡      Securities valued as determined in good faith in accordance with the procedures established by the Trust’s Board of Trustees.

‡      Non-income producing security.

€      Illiquid. These securities aggregated $1,864 or 1.16% of the Fund’s net assets.

q      Cash collateral for the Repurchase Agreements, valued at $8,018 that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 2.73% - 8.70% and 05/01/2008 - 12/29/2049, respectively.

#      Aggregate cost for federal income tax purposes is $190,929. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,296 and $16,432, respectively. Net unrealized appreciation for tax purposes is $8,864.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF ASSETS & LIABILITIES

At April 30, 2008

(all amouts except per share amounts in thousands)

(unaudited)

	Transamerica AllianceBernstein International Value	Transamerica Bjurman, Barry Micro Emerging Growth	Transamerica BlackRock Global Allocation	Transamerica BlackRock Large Cap Value	Transamerica BlackRock Natural Resources	Transamerica BNY Mellon Market Neutral Strategy
Assets:
Investment, at cost	$476,419	$86,419	$466,225	$553,045	$120,183	$120,232
Foreign currency, at cost	1,646	—	9,164	—	—	—
Securities loaned, at value	7,843	8,326	—	16,936	12,253	—
Investment securities, at value	495,416	89,055	520,741	594,935	172,884	118,900
Cash	8,869	2,413	644	—	8,927	7,980
Foreign currency, at value	1,691	—	9,661	—	—	—
Receivable from brokers for proceeds on securities sold short	—	—	—	—	—	116,550
Receivables:
Investment securities sold	5,024	906	1,371	6,235	—	243
Shares of beneficial interest sold	368	123	339	483	113	156
Interest	8	3	1,474	11	7	4
Income from loaned securities	10	17	—	10	10	—
Dividends	3,422	9	842	512	119	41
Dividend reclaims	270	—	94	—	14	—
Receivable from premiums on written options	—	—	11	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	264	—	—	—
	$515,078	$92,526	$535,441	$602,186	$182,074	$243,874
Liabilities:
Premium on written options	$—	$—	$(1,647)	$—	$—	$—
Investment securities purchased	546	2,176	6,272	8,292	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	26	—	232	1	9	5
Management and advisory fees	339	69	311	364	108	140
Deferred foreign taxes	—	—	95	—	—	—
Administration fees	8	1	8	9	3	2
Payable for collateral for securities on loan	8,374	8,853	—	17,524	12,605	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,967	—	—	—
Written options	—	—	2,489	—	—	—
Variation margin	—	—	3,812	—	—	—
Securities sold short, at value	—	—	—	—	—	119,686
Other	56	17	65	32	17	69
	9,349	11,116	16,251	26,222	12,742	119,902
Net Assets	$505,729	$81,410	$519,190	$575,964	$169,332	$123,972

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$479,973	$92,098	$441,730	$548,965	$115,222	$130,735
Undistributed (accumulated) net investment income (loss)	5,119	(296)	2,911	2,501	84	(2,842)
Undistributed (accumulated) net realized gain (loss) from investments	1,673	(13,028)	24,882	(17,392)	1,325	(6,064)
Net unrealized appreciation (depreciation) on:
Investment securities	18,997	2,636	54,422	41,890	52,701	(1,332)
Futures contracts	—	—	(1,807)	—	—	—
Written option contracts	—	—	(842)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(33)	—	(2,106)	—	—	—
Securities sold short	—	—	—	—	—	3,475
Net Assets	$505,729	$81,410	$519,190	$575,964	$169,332	$123,972

Shares Outstanding	41,593	9,115	42,433	52,716	11,247	13,199

Net Asset Value and Offering Price Per Share	$12.16	$8.93	$12.22	$10.93	$15.06	$9.39

The notes to the financial statements are an integral part of this report.

	Transamerica Evergreen International Small Cap	Transamerica Federated Market Opportunity	Transamerica JPMorgan International Bond	Transamerica JPMorgan Mid Cap Value	Transamerica Loomis Sayles Bond	Transamerica Marsico International Growth
Assets:
Investment, at cost	$483,199	$32,623	$739,316	$267,743	$673,747	$547,567
Foreign currency, at cost	4,853	—	20,852	—	—	287
Securities loaned, at value	17,746	3,375	—	39,654	20,245	36,710
Investment securities, at value	553,831	30,988	812,772	277,932	659,984	628,065
Cash	15,169	49,763	3,958	8,664	19,318	66,107
Foreign currency, at value	4,796	—	20,685	—	—	248
Receivables:
Investment securities sold	448	155	—	914	—	4,129
Shares of beneficial interest sold	—	141	—	—	701	1,549
Interest	11	52	10,642	12	12,229	47
Income from loaned securities	55	12	—	18	23	20
Dividends	1,275	69	—	96	—	922
Dividend reclaims	112	5	—	—	—	750
Variation margin	—	—	9	—	—	—
Unrealized appreciation on forward foreign currency contracts	51	609	4,382	—	—	—	(a)
	$575,748	$81,794	$852,448	$287,636	$692,255	$701,837
Liabilities:
Premium on written option	$—	$(119)	$—	$—	$—	$—
Investment securities purchased	2,848	3,012	5,143	69	4,114	21,791
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	—	1	184	—	1	34
Management and advisory fees	463	48	360	164	343	509
Administration fees	9	1	14	4	11	10
Payable for collateral for securities on loan	18,590	3,529	—	40,957	20,694	38,033
Unrealized depreciation on forward foreign currency contracts	16	534	6,113	—	—	—
Written options	—	153	—	—	—	—
Other	85	17	87	24	19	73
	22,011	7,295	11,901	41,218	25,182	60,450
Net Assets	$553,737	$74,499	$840,547	$246,418	$667,073	$641,387

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$485,817	$78,621	$745,736	$233,355	$671,156	$566,746
Undistributed (accumulated) net investment income (loss)	232	63	6,447	1,495	5,328	1,747
Undistributed (accumulated) net realized gain (loss) from investments	(2,907)	(2,589)	17,419	1,379	4,269	(7,669)
Net unrealized appreciation (depreciation) on:
Investment securities	70,632	(1,635)	73,456	10,189	(13,763)	80,498
Futures contracts	—	—	(1,729)	—	—	—
Written option contracts	—	(34)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(37)	73	(782)	—	83	65
Net Assets	$553,737	$74,499	$840,547	$246,418	$667,073	$641,387

Shares Outstanding	38,644	7,795	72,201	23,257	67,068	49,867

Net Asset Value and Offering Price Per Share	$14.33	$9.55	$11.64	$10.60	$9.95	$12.86

The notes to the financial statements are an integral part of this report.

	Transamerica Neuberger Berman International	Transamerica Oppenheimer Developing Markets	Transamerica Oppenheimer Small- & Mid- Cap Value	Transamerica Schroders International Small Cap	Transamerica Third Avenue Value	Transamerica UBS Dynamic Alpha
Assets:
Investment, at cost	$552,756	$523,731	$203,079	$110,767	$639,746	$215,602
Foreign currency, at cost	991	2,275	—	593	—	14,067
Securities loaned, at value	31,165	10,746	23,133	—	55,724	14,680
Investment securities, at value	589,402	617,473	202,037	114,596	581,564	213,981
Cash	29,532	41,487	9,411	16,484	65,663	2,564
Cash on deposit with broker	—	—	—	—	—	2,516
Foreign currency, at value	981	2,222	—	589	—	14,522
Receivables:
Investment securities sold	10,361	2,474	4,011	—	—	848
Shares of beneficial interest sold	108	422	420	1,000	1,092	60
Interest	33	26	11	36	63	184
Income from loaned securities	60	10	35	—	234	11
Dividends	3,707	1,185	89	422	795	366
Dividend reclaims	539	10	—	—	—	121
Variation margin	—	—	—	—	—	1,466
Unrealized appreciation on forward foreign currency contracts	—	51	—	—	—	4,370
Other	—	19	—	—	—	—
	$634,723	$665,379	$216,014	$133,127	$649,411	$241,009
Liabilities:
Premium on swap agreements, at value	$—	$—	$—	$—	$—	$2,446
Investment securities purchased	1,647	1,275	46	741	371	594
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	26	2	1	—	411	12
Management and advisory fees	461	572	140	87	378	239
Deferred foreign taxes	—	140	—	—	—	—
Administration fees	9	10	3	2	9	3
Payable for collateral for securities on loan	32,773	11,121	24,079	—	58,369	15,281
Unrealized depreciation on forward foreign currency contracts	—	3	—	—	—	5,960
Payable on swap agreements	—	—	—	—	—	3,834
Other	74	182	24	68	34	25
	34,990	13,305	24,293	898	59,572	25,948
Net Assets	$599,733	$652,074	$191,721	$132,229	$589,839	$215,061

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$584,136	$511,575	$196,229	$127,912	$660,923	$212,610
Undistributed (accumulated) net investment income (loss)	4,801	2,622	206	523	(3,225)	1,092
Undistributed (accumulated) net realized gain (loss) from investments	(25,817)	44,278	(3,672)	(26)	(9,654)	11,334
Net unrealized appreciation (depreciation) on:
Investment securities	36,646	93,602	(1,042)	3,829	(58,182)	(1,621)
Futures contracts	—	—	—	—	—	(5,841)
Swap agreements	—	—	—	—	—	(1,388)
Translation of assets and liabilities denominated in foreign currencies	(33)	(3)	—	(9)	(23)	(1,125)
Net Assets	$599,733	$652,074	$191,721	$132,229	$589,839	$215,061

Shares Outstanding	55,127	45,311	17,777	12,787	23,487	21,285

Net Asset Value and Offering Price Per Share	$10.88	$14.39	$10.79	$10.34	$25.11	$10.10

The notes to the financial statements are an integral part of this report.

	Transamerica UBS Large Cap Value	Transamerica Van Kampen Emerging Markets Debt	Transamerica Van Kampen Mid-Cap Growth	Transamerica Van Kampen Small Company Growth
Assets:
Investment, at cost	$891,101	$297,491	$156,594	$190,929
Foreign currency, at cost	—	847	—	54
Securities loaned, at value	50,047	—	24,696	41,304
Investment securities, at value	845,138	295,775	166,812	199,793
Cash	10,945	51,491	12,557	1,646
Cash on deposit with broker	—	2,097	—	—
Foreign currency, at value	—	832	—	54
Receivables:
Investment securities sold	2,263	—	464	2,062
Shares of beneficial interest sold	289	275	630	132
Interest	13	5,041	11	4
Income from loaned securities	18	—	52	194
Dividends	946	—	36	99
	$859,612	$355,511	$180,562	$203,984
Liabilities:
Investment securities purchased	3,293	3,872	9,228	500
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	67	—	1	114
Management and advisory fees	494	263	88	122
Administration fees	13	6	2	3
Payable for collateral for securities on loan	52,425	—	25,360	42,818
Variation margin	—	252	—	—
Other	30	42	20	23
	56,322	4,435	34,699	43,580
Net Assets	$803,290	$351,076	$145,863	$160,404

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$832,136	$339,178	$136,602	$153,511
Undistributed (accumulated) net investment income (loss)	5,685	6,421	(77)	608
Undistributed (accumulated) net realized gain (loss) from investments	11,432	6,188	(879)	(2,577)
Net unrealized appreciation (depreciation) on:
Investment securities	(45,963)	(1,716)	10,218	8,864
Futures contracts	—	972	—	—
Translation of assets and liabilities denominated in foreign currencies	—	33	(1)	(2)
Net Assets	$803,290	$351,076	$145,863	$160,404

Shares Outstanding	67,971	33,107	12,405	14,792

Net Asset Value and Offering Price Per Share	$11.82	$10.60	$11.75	$10.84

(a) Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2008

(all amounts in thousands)

(unaudited)

	Transamerica AllianceBernstein International Value	Transamerica Bjurman, Barry Micro Emerging Growth	Transamerica BlackRock Global Allocation		Transamerica BlackRock Large Cap Value	Transamerica BlackRock Natural Resources	Transamerica BNY Mellon Market Neutral Strategy
Investment Income:
Dividends	$7,890	$84	$3,265		$5,301	$621	$810
Less withholding taxes on foreign dividends	(640)	—	(141)		—	(11)	—
Interest	80	17	4,126		43	111	1,896
Income from loaned securities-net	31	52	—		28	38	—
	7,361	153	7,250		5,372	759	2,706

Expenses:
Management and advisory fees	2,002	420	1,868		2,204	606	815
Printing and shareholder reports	1	—	1		1	1	—
Custody fees	137	8	194		31	17	13
Administration fees	48	8	51		56	15	12
Legal fees	5	1	5		6	1	1
Audit fees	10	11	11		10	10	10
Trustees fees	3	1	3		4	1	1
Registration fees	1	—	—		1	1	1
Dividend expense on securities sold short	—	—	—		—	—	691
Other	3	—	3		3	1	—
Total expenses	2,210	449	2,136		2,316	653	1,544
Net expenses	2,210	449	2,136		2,316	653	1,544

Net Investment Income (Loss)	5,151	(296)	5,114		3,056	106	1,162

Net Realized Gain (Loss) from:
Investment securities	1,768	(9,359)	13,918	(a)	(17,022)	1,333	(9,816)
Futures contracts	—	—	875		—	—	—
Written option contracts	—	—	1,264		—	—	—
Foreign currency transactions	82	—	9,744		—	(2)	—
Securities sold short	—	—	—		—	—	6,861
	1,850	(9,359)	25,801		(17,022)	1,331	(2,955)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(65,373)	(17,938)	(30,342	)(c)	(50,873)	10,797	(3,352)
Futures contracts	—	—	(1,513)		—	—	—
Written option contracts	—	—	1,267		—	—	—
Translation of assets and liabilities denominated in foreign currencies	(91)	—	(3,323)		—	—	—
Securities sold short	—	—	—		—	—	7,471
	(65,464)	(17,938)	(33,911)		(50,873)	10,797	4,119
Net Realized and Unrealized Gain (Loss): (b)	(63,614)	(27,297)	(8,110)		(67,895)	12,128	1,164
Net Increase (Decrease) In Net Assets Resulting from Operations	$(58,463)	$(27,593)	$(2,996)		$(64,839)	$12,234	$2,326

The notes to the financial statements are an integral part of this report.

	Transamerica Evergreen International Small Cap	Transamerica Federated Market Opportunity	Transamerica JPMorgan International Bond	Transamerica JPMorgan Mid Cap Value	Transamerica Loomis Sayles Bond	Transamerica Marsico International Growth
Investment Income:
Dividends	$3,314	$194	$—	$2,486	$344	$5,974
Less withholding taxes on foreign dividends	(249)	(10)	—	(5)	—	(427)
Interest	93	582	12,624	95	19,680	333
Income from loaned securities-net	192	20	—	49	100	52
	3,350	786	12,624	2,625	20,124	5,932

Expenses:
Management and advisory fees	2,836	251	2,086	1,009	1,929	2,949
Printing and shareholder reports	1	— (d)	2	1	1	1
Custody fees	202	11	228	22	50	191
Administration fees	55	6	81	25	60	58
Legal fees	6	1	7	2	5	6
Audit fees	10	11	11	11	11	11
Trustees fees	4	— (d)	5	2	4	4
Registration fees	1	—	—	—	5	1
Dividend expense on securities sold short
Other	3	—	4	1	4	3
Total expenses	3,118	280	2,424	1,073	2,069	3,224
Net expenses	3,118	280	2,424	1,073	2,069	3,224

Net Investment Income	232	506	10,200	1,552	18,055	2,708

Net Realized Gain (Loss) from:
Investment securities	(2,366)	2,060	11,836	2,025	4,322	(6,163)
Futures contracts	—	—	(1,211)	—	—	—
Foreign currency transactions	(467)	548	14,878	—	60	(237)
	(2,833)	2,608	25,503	2,025	4,382	(6,400)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(83,234)	(1,608)	29,237	(26,596)	(19,079)	(64,661)
Futures contracts	—	—	(2,369)	—	—	—
Written option contracts	—	(34)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(53)	55	(1,293)	—	(17)	39
	(83,287)	(1,587)	25,575	(26,596)	(19,096)	(64,622)
Net Realized and Unrealized Gain (Loss): (b)	(86,120)	1,021	51,078	(24,571)	(14,714)	(71,022)
Net Increase (Decrease) In Net Assets Resulting from Operations	$(85,888)	$1,527	$61,278	$(23,019)	$3,341	$(68,314)

The notes to the financial statements are an integral part of this report.

	Transamerica Neuberger Berman International	Transamerica Oppenheimer Developing Markets		Transamerica Oppenheimer Small- & Mid-Cap Value	Transamerica Schroders International Small Cap(f)	Transamerica Third Avenue Value	Transamerica UBS Dynamic Alpha
Investment Income:
Dividends	$8,451	$6,496		$918	$839	$4,592	$2,202
Less withholding taxes on foreign dividends	(520)	(198)		(5)	(127)	(257)	(101)
Interest	386	308		79	36	738	832
Income from loaned securities-net	189	55		80	—	565	27
	8,506	6,661		1,072	748	5,638	2,960

Expenses:
Management and advisory fees	2,638	3,456		801	186	2,348	1,432
Printing and shareholder reports	1	2		1	—	1	1
Custody fees	175	481		31	59	76	95
Administration fees	55	62		17	4	59	21
Legal fees	5	7		2	2	6	2
Audit fees	11	15		11	5	11	10
Trustees fees	4	4		1	1	5	1
Registration fees	1	1		1	—	5	2
Other	3	3		1	1	3	1
Total expenses	2,893	4,031		866	258	2,514	1,565
Less: Reimbursement of class I expense	—	—		—	(33)	—	—
Net expenses	2,893	4,031		866	225	2,514	1,565

Net Investment Income	5,613	2,630		206	523	3,124	1,395

Net Realized Gain (Loss) from:
Investment securities	(24,050)	45,710	(e)	(3,098)	78	(9,577)	(3,721)
Futures contracts	—	—		—	—	—	22,629
Swap agreements	—	—		—	—	—	1,918
Foreign currency transactions	(1,186)	(386)		—	(104)	(98)	(1,154)
	(25,236)	45,324		(3,098)	(26)	(9,675)	19,672
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(48,088)	(100,642	)(g)	(18,026)	3,829	(67,210)	(18,102)
Futures contracts	—	—		—	—	—	296
Swap agreements	—	—		—	—	—	(315)
Translation of assets and liabilities denominated in foreign currencies	(43)	33		—	(9)	(21)	5,275
	(48,131)	(100,609)		(18,026)	3,820	(67,231)	(12,846)
Net Realized and Unrealized Gain (Loss): (b)	(73,367)	(55,285)		(21,124)	3,794	(76,906)	6,826
Net Increase (Decrease) In Net Assets Resulting from Operations	$(67,754)	$(52,655)		$(20,918)	$4,317	$(73,782)	$8,221

The notes to the financial statements are an integral part of this report.

	Transamerica UBS Large Cap Value	Transamerica Van Kampen Emerging Markets Debt	Transamerica Van Kampen Mid-Cap Growth	Transamerica Van Kampen Small Company Growth
Investment Income:
Dividends	$9,888	$—	$401	$778
Dividend income from securities sold short	—	—	—	—
Less withholding taxes on foreign dividends	—	—	(18)	(4)
Interest	171	11,342	58	46
Income from loaned securities-net	48	—	132	477
	10,107	11,342	573	1,297

Expenses:
Management and advisory fees	3,036	1,524	479	761
Printing and shareholder reports	2	1	1	1
Custody fees	42	56	18	17
Administration fees	80	33	12	16
Legal fees	8	3	1	2
Audit fees	11	10	11	10
Trustees fees	5	2	1	1
Registration fees	5	—	—	—
Other	4	2	1	1
Total expenses	3,193	1,631	524	809
Net expenses	3,193	1,631	524	809

Net Investment Income	6,914	9,711	49	488

Net Realized Gain (Loss) from:
Investment securities	11,859	7,865	(738)	(2,305)
Futures contracts	—	(1,226)	—	—
Foreign currency transactions	—	633	(1)	(4)
	11,859	7,272	(739)	(2,309)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(127,550)	(15,426)	(12,392)	(25,486)
Futures contracts	—	972	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(102)	(1)	(2)
	(127,550)	(14,556)	(12,393)	(25,488)
Net Realized and Unrealized Loss: (b)	(115,691)	(7,284)	(13,132)	(27,797)
Net Increase (Decrease) In Net Assets Resulting from Operations	$(108,777)	$2,427	$(13,083)	$(27,309)

(a) Net of foreign capital gains tax of $29.

(b) Net realized and unrealized gain (loss) includes Investment Securities, Futures Contracts, Written Options, Swaps, Short Sales, Commission Recaptures, and Foreign Currency Transactions and Translations.

(c) Net of foreign capital gains tax of $94.

(d) Amount rounds to less than $1.

(e) Net of foreign capital gains tax of $227.

(f) The Fund commenced operations on March 1, 2008.

(g) Net of foreign capital gains tax of $140.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	Transamerica AllianceBernstein International Value(a)		Transamerica Bjurman, Barry Micro Emerging Growth(a)		Transamerica BlackRock Global Allocation(a)
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,151	$7,819	$(296)	$(436)	$5,114	$9,575
Net realized gain (loss) (b)	1,850	34,359	(9,359)	(2,867)	25,801	26,235
Change in unrealized appreciation (depreciation) (c)	(65,464)	48,341	(17,938)	16,767	(33,911)	59,127
Net increase (decrease) in net assets resulting from operations	(58,463)	90,519	(27,593)	13,464	(2,996)	94,937

Distributions to Shareholders:
From net investment income	(15,113)	(4,552)	—	—	(19,536)	(8,774)
From net realized gains	(26,088)	(7,001)	—	—	(17,157)	(8,425)

Capital Shares Transactions:
Proceeds from shares sold
Class I	51,939	116,948	17,006	23,555	32,742	83,746
Dividends and distributions reinvested
Class I	41,201	11,553	—	—	36,693	17,198
Cost of shares redeemed
Class I	(6,964)	(64,781)	(129)	(274)	(31,040)	(149,139)
Net increase (decrease) in net assets resulting from capital shares transactions	86,176	63,720	16,877	23,281	38,395	(48,195)

Net increase (decrease) in net assets	(13,488)	142,686	(10,716)	36,745	(1,294)	29,543

Net Assets:
Beginning of year	519,217	376,531	92,126	55,381	520,484	490,941
End of period	$505,729	$519,217	$81,410	$92,126	$519,190	$520,484
Undistributed (Accumulated) Net Investment Income (Loss)	$5,119	$7,564	$(296)	$—	$2,911	$11,560

Share Activity:
Shares issued
Class I	4,135	8,495	1,763	2,101	2,662	7,063
Shares issued-reinvested from distributions
Class I	3,133	912	—	—	3,030	1,536
Shares redeemed
Class I	(577)	(4,982)	(13)	(26)	(2,601)	(12,992)
Net increase (decrease) in shares outstanding
Class I	6,691	4,425	1,750	2,075	3,091	(4,393)

The notes to the financial statements are an integral part of this report.

	Transamerica BlackRock Large Cap Value(a)		Transamerica BlackRock Natural Resources(a)		Transamerica BNY Mellon Market Neutral Strategy(a)
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,056	$5,458	$106	$366	$1,162	$2,380
Net realized gain (loss)(b)	(17,022)	33,761	1,331	1,611	(2,955)	(2,855)
Change in unrealized appreciation (depreciation)(c)	(50,873)	22,176	10,797	41,904	4,119	(1,976)
Net increase (decrease) in net assets resulting from operations	(64,839)	61,395	12,234	43,881	2,326	(2,451)

Distributions to Shareholders:
From net investment income	(4,474)	(3,990)	(323)	—	(6,638)	—
From net realized gains	(34,049)	(15,598)	(1,682)	—	—	—

Capital Shares Transactions:
Proceeds from shares sold
Class I	34,096	142,245	7,491	114,565	11,100	129,375
Dividends and distributions reinvested
Class I	38,523	19,589	2,005	—	6,638	—
Cost of shares redeemed
Class I	(3,428)	(100,035)	(7,172)	(1,667)	(1,848)	(14,530)
Net increase (decrease) in net assets resulting from capital shares transactions	69,191	61,799	2,324	112,898	15,890	114,845
Net increase (decrease) in net assets	(34,171)	103,606	12,553	156,779	11,578	112,394

Net Assets:
Beginning of year	610,135	506,529	156,779	—	112,394	—
End of period	$575,964	$610,135	$169,332	$156,779	$123,972	$112,394
Undistributed (Accumulated) Net Investment Income (Loss)	$2,501	$918	$84	$301	$(2,842)	$2,634

Share Activity:
Shares issued
Class I	3,099	11,483	539	11,251	1,180	12,975
Shares issued-reinvested from distributions
Class I	3,268	1,619	148	—	730	—
Shares redeemed
Class I	(295)	(8,132)	(554)	(137)	(198)	(1,488)
Net increase (decrease) in shares outstanding
Class I	6,072	4,970	133	11,114	1,712	11,487

The notes to the financial statements are an integral part of this report.

	Transamerica Evergreen International Small Cap(a)		Transamerica Federated Market Opportunity(a)		Transamerica JPMorgan International Bond(a)
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$232	$4,717	$506	$1,330	$10,200	$18,991
Net realized gain (loss)(b)	(2,833)	68,262	2,608	(1,683)	25,503	4,852
Change in unrealized appreciation (depreciation)(c)	(83,287)	85,310	(1,587)	(541)	25,575	35,568
Net increase (decrease) in net assets resulting from operations	(85,888)	158,289	1,527	(894)	61,278	59,411

Distributions to Shareholders:
From net investment income	(24,066)	(3,583)	(511)	(1,771)	(15,405)	(25,641)
From net realized gains	(48,654)	(65,360)	—	—	—	—

Capital Shares Transactions:
Proceeds from shares sold
Class I	—	85,683	19,555	36,953	37,381	53,956
Dividends and distributions reinvested
Class I	72,720	68,942	511	1,771	15,405	25,641
Cost of shares redeemed
Class I	(267)	(75,714)	(330)	(65,500)	(19,939)	(33,794)
Net increase (decrease) in net assets resulting from capital shares transactions	72,453	78,911	19,736	(26,776)	32,847	45,803
Net increase (decrease) in net assets	(86,155)	168,257	20,752	(29,441)	78,720	79,573

Net Assets:
Beginning of year	639,892	471,635	53,747	83,188	761,827	682,254
End of period	$553,737	$639,892	$74,499	$53,747	$840,547	$761,827
Undistributed (Accumulated) Net Investment Income (Loss)	$232	$4,384	$63	$68	$6,447	$11,652

Share Activity:
Shares issued
Class I	—	5,108	2,015	3,897	3,303	5,131
Shares issued-reinvested from distributions
Class I	4,659	4,640	53	184	1,402	2,444
Shares redeemed
Class I	(20)	(4,885)	(34)	(6,888)	(1,754)	(3,215)
Net increase (decrease) in shares outstanding
Class I	4,639	4,863	2,034	(2,807)	2,951	4,360

The notes to the financial statements are an integral part of this report.

	Transamerica JPMorgan Mid Cap Value(a)		Transamerica Loomis Sayles Bond(a)		Transamerica Marsico International Growth(a)
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,552	$2,577	$18,055	$11,019	$2,708	$4,595
Net realized gain (loss)(b)	2,025	13,309	4,382	38	(6,400)	62,840
Change in unrealized appreciation (depreciation)(c)	(26,596)	11,119	(19,096)	5,416	(64,622)	94,494
Net increase (decrease) in net assets resulting from operations	(23,019)	27,005	3,341	16,473	(68,314)	161,929

Distributions to Shareholders:
From net investment income	(2,266)	(2,282)	(16,389)	(7,508)	(22,127)	(1,069)
From net realized gains	(13,316)	(10,392)	—	—	(45,764)	(75,189)

Capital Shares Transactions:
Proceeds from shares sold
Class I	—	—	156,497	516,616	91,320	143,816
Dividends and distributions reinvested
Class I	15,582	12,674	16,389	7,508	67,891	76,258
Cost of shares redeemed
Class I	(1,224)	(1,532)	(6,014)	(19,840)	(9,357)	(106,633)
Net increase (decrease) in net assets resulting from capital shares transactions	14,358	11,142	166,872	504,284	149,854	113,441
Net increase (decrease) in net assets	(24,243)	25,473	153,824	513,249	13,649	199,112

Net Assets:
Beginning of year	270,661	245,188	513,249	—	627,738	428,626
End of period	$246,418	$270,661	$667,073	$513,249	$641,387	$627,738
Undistributed (Accumulated) Net Investment Income (Loss)	$1,495	$2,209	$5,328	$3,662	$1,747	$4,343

Share Activity:
Shares issued
Class I	—	—	15,620	51,618	17,501	10,611
Shares issued-reinvested from distributions
Class I	1,389	1,104	1,670	755	5,381	6,189
Shares redeemed
Class I	(111)	(127)	(598)	(1,997)	(11,668)	(8,494)
Net increase (decrease) in shares outstanding
Class I	1,278	977	16,692	50,376	11,214	8,306

The notes to the financial statements are an integral part of this report.

	Transamerica Neuberger Berman International(a)		Transamerica Oppenheimer Developing Markets(a)		Transamerica Oppenheimer Small- & Mid-Cap Value(a)
	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,613	$6,113	$2,630	$4,194	$206	$(1)
Net realized gain (loss)(b)	(25,236)	46,135	45,324	52,796	(3,098)	12,932
Change in unrealized appreciation (depreciation)(c)	(48,131)	47,697	(100,609)	166,835	(18,026)	10,851
Net increase (decrease) in net assets resulting from operations	(67,754)	99,945	(52,655)	223,825	(20,918)	23,782

Distributions to Shareholders:
From net investment income	(10,710)	(5,043)	(3,529)	(1,858)	—	(154)
From net realized gains	(42,118)	(23,361)	(53,093)	(12,445)	(13,315)	(1,527)

Capital Shares Transactions:
Proceeds from shares sold
Class I	82,745	137,066	42,419	101,549	30,796	68,085
Dividends and distributions reinvested
Class I	52,828	28,404	56,622	14,303	13,315	1,681
Cost of shares redeemed
Class I	(11,746)	(100,519)	(12,251)	(12,893)	(1,282)	(640)
Net increase (decrease) in net assets resulting from capital shares transactions	123,827	64,951	86,790	102,959	42,829	69,126
Net increase (decrease) in net assets	3,245	136,492	(22,487)	312,481	8,595	91,227

Net Assets:
Beginning of year	596,488	459,996	674,561	362,080	183,126	91,899
End of period	$599,733	$596,488	$652,074	$674,561	$191,721	$183,126
Undistributed (Accumulated) Net Investment Income (Loss)	$4,801	$5,390	$2,622	$3,521	$206	$—

Share Activity:
Shares issued
Class I	13,039	10,926	4,316	7,548	2,855	5,401
Shares issued-reinvested from distributions
Class I	4,625	2,409	3,851	1,219	1,142	147
Shares redeemed
Class I	(6,552)	(8,500)	(2,377)	(972)	(118)	(51)
Net increase (decrease) in shares outstanding
Class I	11,112	4,835	5,790	7,795	3,879	5,497

The notes to the financial statements are an integral part of this report.

	Transamerica Schroders International Small Cap(a)	Transamerica Third Avenue Value(a)		Transamerica UBS Dynamic Alpha(a)		Transamerica UBS Large Cap Value(a)
	April 30, 2008 (unaudited)	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$523	$3,124	$3,253	$1,395	$1,666	$6,914
Net realized gain (loss)(b)	(26)	(9,675)	8,914	19,672	(8,010)	11,859
Change in unrealized appreciation (depreciation)(c)	3,820	(67,231)	9,026	(12,846)	2,871	(127,550)
Net increase (decrease) in net assets resulting from operations	4,317	(73,782)	21,193	8,221	(3,473)	(108,777)

Distributions to Shareholders:
From net investment income	—	(9,916)	—	(2,297)	—	(11,137)
From net realized gains	—	(8,579)	—	—	—	(9,223)

Capital Shares Transactions:
Proceeds from shares sold
Class I	127,921	55,203	674,117	8,778	242,143	45,272
Dividends and distributions reinvested
Class I	—	18,495	—	2,297	—	20,360
Cost of shares redeemed
Class I	(9)	(70,160)	(16,732)	(11,239)	(29,369)	(14,127)
Net increase (decrease) in net assets resulting from capital shares transactions	127,912	3,538	657,385	(164)	212,774	51,505
Net increase (decrease) in net assets	132,229	(88,739)	678,578	5,760	209,301	(77,632)

Net Assets:
Beginning of year	—	678,578	—	209,301	—	880,922
End of period	$132,229	$589,839	$678,578	$215,061	$209,301	$803,290
Undistributed (Accumulated) Net Investment Income (Loss)	$523	$(3,225)	$3,567	$1,092	$1,994	$5,685

Share Activity:
Shares issued
Class I	12,788	2,230	24,059	893	24,211	3,652
Shares issued-reinvested from distributions
Class I	—	692	—	237	—	1,602
Shares redeemed
Class I	(1)	(2,890)	(604)	(1,145)	(2,911)	(1,165)
Net increase (decrease) in shares outstanding
Class I	12,787	32	23,455	(15)	21,300	4,089

The notes to the financial statements are an integral part of this report.

	Transamerica UBS Large Cap Value(a)	Transamerica Van Kampen Emerging Markets Debt(a)		Transamerica Van Kampen Mid- Cap Growth(a)		Transamerica Van Kampen Small Company Growth(a)
	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)	October 31, 2007	April 30, 2008 (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$9,408	$9,711	$17,840	$49	$275	$488
Net realized gain (loss)(b)	10,038	7,272	15,056	(739)	8,483	(2,309)
Change in unrealized appreciation (depreciation)(c)	50,757	(14,556)	(1,349)	(12,393)	21,206	(25,488)
Net increase (decrease) in net assets resulting from operations	70,203	2,427	31,547	(13,083)	29,964	(27,309)

Distributions to Shareholders:
From net investment income	(2,770)	(12,955)	(19,139)	(3,374)	(138)	(2,162)
From net realized gains	(7,826)	(6,949)	(3,843)	(4,472)	—	(15,806)

Capital Shares Transactions:
Proceeds from shares sold Class I	633,004	34,090	18,121	35,078	36,521	12,420
Dividends and distributions reinvested Class I	10,596	19,904	22,982	7,846	138	17,968
Cost of shares redeemed Class I	(49,067)	(2,769)	(158,066)	(1,512)	(16,197)	(13,054)
Net increase (decrease) in net assets resulting from capital shares transactions	594,533	51,225	(116,963)	41,412	20,462	17,334

Net increase (decrease) in net assets	654,140	33,748	(108,398)	20,483	50,288	(27,943)

Net Assets:
Beginning of year	226,782	317,328	425,726	125,380	75,092	188,347
End of period	$880,922	$351,076	$317,328	$145,863	$125,380	$160,404
Undistributed (Accumulated) Net Investment Income (Loss)	$8,682	$6,421	$6,495	$(77)	$52	$608

Share Activity:
Shares issued Class I	49,000	3,209	1,632	4,512	3,047	1,205
Shares issued-reinvested from distributions Class I	839	1,889	2,100	627	13	1,533
Shares redeemed Class I	(3,778)	(258)	(14,481)	(1,590)	(1,471)	(1,264)
Net increase (decrease) in shares outstanding Class I	46,061	4,840	(10,749)	3,549	1,589	1,474

The notes to the financial statements are an integral part of this report.

Transamerica Van Kampen Small Company Growth(a)
October 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$266
Net realized gain(b)	17,924
Change in unrealized appreciation(c)	11,276
Net increase (decrease) in net assets resulting from operations	29,466

Distributions to Shareholders:
From net realized gains	(11,508)

Capital Shares Transactions:
Proceeds from shares sold Class I	24,254
Dividends and distributions reinvested Class I	11,508
Cost of shares redeemed Class I	(167,022)
Net increase (decrease) in net assets resulting from capital shares transactions	(131,260)

Net increase (decrease) in net assets	(113,302)

Net Assets:
Beginning of year	301,649
End of period	$188,347
Undistributed (Accumulated) Net Investment Income (Loss)	$314

Share Activity:
Shares issued Class I	1,816
Shares issued-reinvested from distributions Class I	898
Shares redeemed Class I	(12,992)
Net increase (decrease) in shares outstanding Class I	(10,278)

(a) See Note 1 for inception dates.

(b) Net realized and unrealized gain (loss) includes Investment Securities, Futures Contracts, Written Options, Swaps, and Foreign Currency Translations.

(c) Change in unrealized appreciation (depreciation) includes Investment Securities, Futures Contracts, Written Options, Swaps, Short Sales, Commission Recaptures, and Foreign Currency Translations.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

For the period or years ended

(unaudited for the period ended April 30, 2008)

	Transamerica AllianceBernstein International Value(c)			Transamerica Bjurman, Barry Micro Emerging Growth(c)
	April 30, 2008	October 31, 2007	October 31, 2006	April 30, 2008	October 31, 2007		October 31, 2006

Net Asset Value
Beginning of period	$14.88	$12.35	$10.00	$12.51	$10.47		$10.00

Investment Operations(b)
Net Investment income (loss)	0.13	0.25	0.20	(0.04)	(0.07)		(0.02)
Net realized and unrealized gain (loss) on investments	(1.71)	2.65	2.16	(3.54)	2.11		0.49
Total from investment operations	(1.58)	2.90	2.36	(3.58)	2.04		0.47

Distributions
Net investment income	(0.21)	(0.15)	(0.01)	—	—		—
Net realized gains on investments	(0.93)	(0.22)	—	—	—		—
Total distributions	(1.14)	(0.37)	(0.01)	—	—		—

Net Asset Value
End of period	$12.16	$14.88	$12.35	$8.93	$12.51		$10.47

Total Return(d)	(11.18)%	23.99%	23.67%	(28.62)%	19.48%		4.70%

Net Assets End of Period	$505,729	$519,217	$376,531	$81,410	$92,126		$55,381

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	0.93%	0.93%	0.99%	1.12%	1.16	%(k)	1.25%
Before reimbursement/fee waiver	0.93%	0.93%	0.99%	1.12%	1.16	%(k)	1.38%
Net investment income (loss), to average net assets	2.16%	1.82%	1.91%	(0.74)%	(0.63)%		(0.69)%
Portfolio turnover rate(g)	11%	36%	22%	32%	116%		14%

	Transamerica BlackRock Global Allocation(c)			Transamerica BlackRock Large Cap Value(c)
	April 30, 2008	October 31, 2007	October 31, 2006	April 30, 2008	October 31, 2007		October 31, 2006

Net Asset Value
Beginning of period	$13.23	$11.23	$10.00	$13.08	$12.15		$10.47

Investment Operations(b)
Net Investment income (loss)	0.12	0.24	0.19	0.06	0.12		0.07
Net realized and unrealized gain (loss) on investments	(0.20)	2.15	1.06	(1.38)	1.27		1.64
Total from investment operations	(0.08)	2.39	1.25	(1.32)	1.39		1.71

Distributions
Net investment income	(0.35)	(0.20)	(0.02)	(0.10)	(0.09)		(0.03)
Net realized gains on investments	(0.58)	(0.19)	—	(0.73)	(0.37)		—
Total distributions	(0.93)	(0.39)	(0.02)	(0.83)	(0.46)		(0.03)

Net Asset Value
End of period	$12.22	$13.23	$11.23	$10.93	$13.08		$12.15

Total Return(d)	(0.66)%	21.95%	12.45%	(10.61)%	11.80%		16.36%

Net Assets End of Period	$519,190	$520,484	$490,941	$575,964	$610,135		$506,529

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	0.84%	0.85%	0.90%	0.83%	0.84%		0.84%
Before reimbursement/fee waiver	0.84%	0.85%	0.90%	0.83%	0.84%		0.84%
Net investment income (loss), to average net assets	2.01%	2.04%	2.02%	1.09%	0.96%		0.62%
Portfolio turnover rate(g)	20%	30%	31%	28%	69%		56%

The notes to the financial statements are an integral part of this report.

	Transamerica BlackRock Natural Resources(c)		Transamerica BNY Mellon Market Neutral Strategy(c)
	April 30, 2008	October 31, 2007	April 30, 2008		October 31, 2007

Net Asset Value
Beginning of period	$14.11	$10.00	$9.78		$10.00

Investment Operations(b)
Net Investment income (loss)	0.01	0.04	0.09		0.23
Net realized and unrealized gain (loss) on investments	1.12	4.07	0.09		(0.45)
Total from investment operations	1.13	4.11	0.18		(0.22)

Distributions
Net investment income	(0.03)	—	(0.57)		—
Net realized gains on investments	(0.15)	—	—		—
Total distributions	(0.18)	—	(0.57)		—

Net Asset Value
End of period	$15.06	$14.11	$9.39		$9.78

Total Return(d)	8.14%	41.10%	2.00%		(2.20)%

Net Assets End of Period	$169,332	$156,779	$123,972		$112,394

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	0.86%	0.89%	1.47	% (i)	1.49	%(f),(j)
Before reimbursement/fee waiver	0.86%	0.89%	2.65	% (h)	3.05	%(a),(j)
Net investment income (loss), to average net assets	0.14%	0.39%	2.00%		2.77%
Portfolio turnover rate(g)	4%	7%	61%		119%

	Transamerica Evergreen International Small Cap(c)
	April 30, 2008	October 31, 2007	October 31, 2006		October 31, 2005

Net Asset Value
Beginning of period	$18.82	$16.18	$12.71		$10.00

Investment Operations(b)
Net Investment income (loss)	0.01	0.15	0.14		0.06
Net realized and unrealized gain (loss) on investments	(2.36)	4.84	3.79		2.65
Total from investment operations	(2.35)	4.99	3.93		2.71

Distributions
Net investment income	(0.13)	(0.12)	(0.03)		—
Net realized gains on investments	(2.01)	(2.23)	(0.43)		—
Total distributions	(2.14)	(2.35)	(0.46)		—

Net Asset Value
End of period	$14.33	$18.82	$16.18		$12.71

Total Return(d)	(13.43)%	34.72%	31.68%		27.10%

Net Assets End of Period	$553,737	$639,892	$471,635		$204,413

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	1.13%	1.13%	1.15%		1.22%
Before reimbursement/fee waiver	1.13%	1.13%	1.15%		1.22%
Net investment income (loss), to average net assets	0.08%	0.88%	0.94%		0.56%
Portfolio turnover rate(g)	41%	78%	89%		65%

The notes to the financial statements are an integral part of this report.

	Transamerica Federated Market Opportunity(c)			Transamerica JPMorgan International Bond(c)
	April 30, 2008	October 31, 2007	October 31, 2006	April 30, 2008	October 31, 2007	October 31, 2006

Net Asset Value
Beginning of period	$9.33	$9.71	$10.00	$11.00	$10.51	$10.00

Investment Operations(b)
Net Investment income (loss)	0.08	0.24	0.27	0.14	0.28	0.22
Net realized and unrealized gain (loss) on investments	0.22	(0.34)	(0.30)	0.72	0.59	0.49
Total from investment operations	0.30	(0.10)	(0.03)	0.86	0.87	0.71

Distributions
Net investment income	(0.08)	(0.28)	(0.26)	(0.22)	(0.38)	(0.20)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(0.08)	(0.28)	(0.26)	(0.22)	(0.38)	(0.20)

Net Asset Value
End of period	$9.55	$9.33	$9.71	$11.64	$11.00	$10.51

Total Return(d)	3.23%	(1.03)%	(0.35)%	7.94%	8.55%	7.12%

Net Assets End of Period	$74,499	$53,747	$83,188	$840,547	$761,827	$682,254

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	0.90%	0.93%	0.88%	0.60%	0.61%	0.64%
Before reimbursement/fee waiver	0.90%	0.93%	0.88%	0.60%	0.61%	0.64%
Net investment income (loss), to average net assets	1.62%	2.49%	2.97%	2.51%	2.68%	2.34%
Portfolio turnover rate(g)	90%	97%	72%	24%	86%	145%

	Transamerica JPMorgan Mid Cap Value(c)			Transamerica Loomis Sayles Bond(c)
	April 30, 2008	October 31, 2007	October 31, 2006	April 30, 2008	October 31, 2007

Net Asset Value
Beginning of period	$12.32	$11.67	$10.09	$10.19	$10.00

Investment Operations(b)
Net Investment income (loss)	0.07	0.13	0.11	0.30	0.45
Net realized and unrealized gain (loss) on investments	(1.08)	1.13	1.57	(0.27)	(0.01)
Total from investment operations	(1.01)	1.26	1.68	0.03	0.44

Distributions
Net investment income	(0.10)	(0.11)	(0.05)	(0.27)	(0.25)
Net realized gains on investments	(0.61)	(0.50)	(0.05)	—	—
Total distributions	(0.71)	(0.61)	(0.10)	(0.27)	(0.25)

Net Asset Value
End of period	$10.60	$12.32	$11.67	$9.95	$10.19

Total Return(d)	(8.51)%	11.07%	16.71%	0.39%	4.50%

Net Assets End of Period	$246,418	$270,661	$245,188	$667,073	$513,249

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	0.87%	0.87%	0.88%	0.69%	0.73%
Before reimbursement/fee waiver	0.87%	0.87%	0.88%	0.69%	0.73%
Net investment income (loss), to average net assets	1.26%	0.98%	1.10%	6.00%	5.42%
Portfolio turnover rate(g)	25%	50%	46%	10%	18%

The notes to the financial statements are an integral part of this report.

	Transamerica Marsico International Growth(c)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005

Net Asset Value
Beginning of period	$16.24	$14.12	$11.11	$10.00

Investment Operations(b)
Net Investment income (loss)	0.06	0.13	0.05	0.16
Net realized and unrealized gain (loss) on investments	(1.73)	4.46	3.17	0.99
Total from investment operations	(1.67)	4.59	3.22	1.15

Distributions
Net investment income	(0.13)	(0.03)	(0.12)	(0.04)
Net realized gains on investments	(1.58)	(2.44)	(0.09)	—
Total distributions	(1.71)	(2.47)	(0.21)	(0.04)

Net Asset Value
End of period	$12.86	$16.24	$14.12	$11.11

Total Return(d)	(11.12)%	38.11%	29.35%	11.49%

Net Assets End of Period	$641,387	$627,738	$428,626	$281,692

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	1.11%	1.13%	1.16%	1.18%
Before reimbursement/fee waiver	1.11%	1.13%	1.16%	1.18%
Net investment income (loss), to average net assets	0.93%	0.99%	0.38%	1.52%
Portfolio turnover rate(g)	53%	133%	129%	145%

	Transamerica Neuberger Berman International(c)			Transamerica Oppenheimer Developing Markets(c)
	April 30, 2008	October 31, 2007	October 31, 2006	April 30, 2008	October 31, 2007	October 31, 2006

Net Asset Value
Beginning of period	$13.55	$11.74	$10.00	$17.07	$11.41	$10.00

Investment Operations(b)
Net Investment income (loss)	0.11	0.15	0.12	0.06	0.12	0.09
Net realized and unrealized gain (loss) on investments	(1.61)	2.37	1.64	(1.33)	5.99	1.37
Total from investment operations	(1.50)	2.52	1.76	(1.27)	6.11	1.46

Distributions
Net investment income	(0.14)	(0.13)	(0.02)	(0.09)	(0.06)	(0.05)
Net realized gains on investments	(1.03)	(0.58)	—	(1.32)	(0.39)	—
Total distributions	(1.17)	(0.71)	(0.02)	(1.41)	(0.45)	(0.05)

Net Asset Value
End of period	$10.88	$13.55	$11.74	$14.39	$17.07	$11.41

Total Return(d)	(11.61)%	22.37%	17.61%	(7.83)%	55.27%	14.64%

Net Assets End of Period	$599,733	$596,488	$459,996	$652,074	$674,561	$362,080

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	1.05%	1.06%	1.07%	1.30%	1.34%	1.45%
Before reimbursement/fee waiver	1.05%	1.06%	1.07%	1.30%	1.34%	1.45%
Net investment income (loss), to average net assets	2.04%	1.21%	1.21%	0.85%	0.87%	0.89%
Portfolio turnover rate(g)	23%	57%	52%	26%	59%	77%

The notes to the financial statements are an integral part of this report.

	Transamerica Oppenheimer Small- & Mid-Cap Value(c)				Transamerica Schroders International Small Cap (c)	Transamerica Third Avenue Value (c)
	April 30, 2008	October 31, 2007		October 31, 2006	April 30, 2008	April 30, 2008	October 31, 2007

Net Asset Value
Beginning of period	$13.18	$10.94		$10.00	$10.00	$28.93	$28.01

Investment Operations(b)
Net Investment income (loss)	0.01	—		0.02	0.05	0.13	0.14
Net realized and unrealized gain (loss) on investments	(1.46)	2.44		0.92	0.29	(3.16)	0.78
Total from investment operations	(1.45)	2.44		0.94	0.34	(3.03)	0.92

Distributions
Net investment income	—	(0.02)		—	—	(0.42)	—
Net realized gains on investments	(0.94)	(0.18)		—	—	(0.37)	—
Total distributions	(0.94)	(0.20)		—	—	(0.79)	—

Net Asset Value
End of period	$10.79	$13.18		$10.94	$10.34	$25.11	$28.93

Total Return(d)	(11.57)%	22.57%		9.40%	3.40%	(10.64)%	3.28%

Net Assets End of Period	$191,721	$183,126		$91,899	$132,229	$589,839	$678,578

Ratios and Supplemental Data
Expenses to average net assets:(b)
After reimbursement/fee waiver	1.00%	1.03	% (j)	1.15%	1.27%	0.86%	0.86%
Before reimbursement/fee waiver	1.00%	1.03	% (j)	1.22%	1.46%	0.86%	0.86%
Net investment income (loss), to average net assets	0.24%	—%		0.74%	2.87%	1.06%	0.98%
Portfolio turnover rate(g)	47%	118%		33%	2%	22%	11%

	Transamerica UBS Dynamic Alpha(c)				Transamerica UBS Large Cap Value(c)
	April 30, 2008	October 31, 2007		April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005

Net Asset Value
Beginning of period	$9.83	$10.00		$13.79	$12.73	$10.95	$10.00

Investment Operations(b)
Net Investment income (loss)	0.04	0.09		0.10	0.19	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.34	(0.26)		(1.76)	1.36	1.92	0.84
Total from investment operations	0.38	(0.17)		(1.66)	1.55	2.06	0.96

Distributions
Net investment income	(0.11)	—		(0.15)	(0.13)	(0.10)	(0.01)
Net realized gains on investments	—	—		(0.16)	(0.36)	(0.18)	—
Total distributions	(0.11)	—		(0.31)	(0.49)	(0.28)	(0.01)

Net Asset Value
End of period	$10.10	$9.83		$11.82	$13.79	$12.73	$10.95

Total Return(d)	3.88%	(1.70)%		(12.17)%	12.48%	19.19%	9.60%

Net Assets End of Period	$215,061	$209,382		$803,290	$880,922	$226,782	$94,135

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	1.50%	1.51	(j)%	0.80%	0.81%	0.88%	0.92%
Before reimbursement/fee waiver	1.50%	1.51	(j)%	0.80%	0.81%	0.88%	0.92%
Net investment income (loss), to average net assets	0.81%	1.16%		1.74%	1.41%	1.21%	1.14%
Portfolio turnover rate(g)	47%	45%		24%	27%	32%	43%

The notes to the financial statements are an integral part of this report.

	Transamerica Van Kampen Emerging Markets Debt(c)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005

Net Asset Value
Beginning of period	$11.23	$10.91	$10.45	$10.00

Investment Operations(b)
Net Investment income (loss)	0.31	0.59	0.55	0.49
Net realized and unrealized gain (loss) on investments	(0.25)	0.46	0.52	0.45
Total from investment operations	0.06	1.05	1.07	0.94

Distributions
Net investment income	(0.34)	(0.63)	(0.54)	(0.49)
Net realized gains on investments	(0.35)	(0.10)	(0.07)	—
Total distributions	(0.69)	(0.73)	(0.61)	(0.49)

Net Asset Value
End of period	$10.60	$11.23	$10.91	$10.45

Total Return(d)	0.62%	9.94%	10.61%	9.36%

Net Assets End of Period	$351,076	$317,328	$425,726	$136,022

Ratios and Supplemental Data
Expenses to average net assets: (e)
After reimbursement/fee waiver	0.99%	1.03%	1.03%	1.07%
Before reimbursement/fee waiver	0.99%	1.03%	1.03%	1.07%
Net investment income (loss), to average net assets	5.90%	5.36%	5.24%	4.91%
Portfolio turnover rate(g)	40%	79%	79%	67%

	Transamerica Van Kampen Mid-Cap Growth(c)
	April 30, 2008	October 31, 2007	October 31, 2006

Net Asset Value
Beginning of period	$14.16	$10.33	$10.00

Investment Operations(b)
Net Investment income (loss)	— (m)	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.55)	3.81	0.32
Total from investment operations	(1.55)	3.85	0.33

Distributions
Net investment income	(0.02)	(0.02)	—
Net realized gains on investments	(0.84)	—	—
Total distributions	(0.86)	(0.02)	—

Net Asset Value
End of period	$11.75	$14.16	$10.33

Total Return(d)	(11.30)%	37.32%	3.30%

Net Assets End of Period	$145,863	$125,380	$75,092

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	0.87%	0.90%	0.92%
Before reimbursement/fee waiver	0.87%	0.90%	0.92%
Net investment income (loss), to average net assets	0.08%	0.32%	0.11%
Portfolio turnover rate(g)	24%	74%	50%

The notes to the financial statements are an integral part of this report.

	Transamerica Van Kampen Small Company Growth(c)
	April 30, 2008	October 31, 2007	October 31, 2006	October 31, 2005

Net Asset Value
Beginning of period	$14.14	$12.78	$11.29	$10.00

Investment Operations(b)
Net Investment income (loss)	0.03	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(1.99)	1.81	1.69	1.28
Total from investment operations	(1.96)	1.83	1.67	1.29

Distributions
Net investment income	(0.01)	—	(0.01)	—
Net realized gains on investments	(1.33)	(0.47)	(0.17)	—
Total distributions	(1.34)	(0.47)	(0.18)	—

Net Asset Value
End of period	$10.84	$14.14	$12.78	$11.29

Total Return(d)	(14.52)%	14.75%	14.92%	12.80%

Net Assets End of Period	$160,404	$188,347	$301,649	$86,432

Ratios and Supplemental Data
Expenses to average net assets:(e)
After reimbursement/fee waiver	1.01%	1.01%	1.01%	1.07%
Before reimbursement/fee waiver	1.01%	1.01%	1.01%	1.07%
Net investment income (loss), to average net assets	0.61%	0.13%	(0.19)%	0.06%
Portfolio turnover rate (g)	24%	71%	67%	75%

(a) Ratio of Before reimbursement/fee waiver to Average Net Assets is inclusive of dividends on securities sold short (representing 1.56% of Average Net Assets) (see Note 1).

(b) Per share information is calculated based on average number of shares outstanding.

(c) For a listing of commencement dates for the above Funds, see Note 1.

(d) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(e) Annualized for periods less than one year.

(f) Ratio of After reimbursement/fee waiver to Average Net Assets is exclusive of dividends on securities sold short (representing 1.56% of Average Net Assets) (see Note 1).

(g) Not annualized.

(h) Ratio of Before reimbursement/fee waiver to Average Net Assets is inclusive of dividends on securities sold short (representing 1.18% of Average Net Assets) (see Note 1).

(i) Ratio of After reimbursement/fee waiver to Average Net Assets is exclusive of dividends on securities sold short (representing 1.18% of Average Net Assets) (see Note 1).

(j) The Fund has restated its ratio and supplemental data within the financial highlights.

(k) Ratios of expenses After reimbursement/fee waiver and Before reimbursement/fee waiver to Average Net Assets are inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.02% (see Note 2).

(l) Ratios of expenses After reimbursement/fee waiver and Before reimbursement/fee waiver to Average Net Assets are inclusive of recaptured expenses by the investment adviser.  The impact of recaptured expenses was 0.01% (see Note 2).

(m) Amount rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Transamerica AllianceBernstein International Value, Transamerica Bjurman, Barry Micro Emerging Growth, Transamerica BlackRock Global Allocation, Transamerica BlackRock Large Cap Value, Transamerica BlackRock Natural Resources, Transamerica BNY Mellon Market Neutral Strategy, Transamerica Evergreen International Small Cap, Transamerica Federated Market Opportunity, Transamerica JPMorgan International Bond, Transamerica JPMorgan Mid Cap Value, Transamerica Loomis Sayles Bond, Transamerica Marsico International Growth, Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica Oppenheimer Small- & Mid-Cap Value, Transamerica Schroders International Small Cap, Transamerica Third Avenue Value, Transamerica UBS Dynamic Alpha, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt, Transamerica Van Kampen Mid-Cap Growth, and Transamerica Van Kampen Small Company Growth (each a “Fund”, and collectively “the Funds”) are part of Transamerica Funds.

Effective March 1, 2008, Transamerica IDEX Mutual Funds changed its name to Transamerica Funds.  Also effective on March 1, 2008, TA IDEX AllianceBernstein International Value changed its name to Transamerica AllianceBernstein International Value; TA IDEX Bjurman, Barry Micro Emerging Growth changed its name to Transamerica Bjurman, Barry Micro Emerging Growth; TA IDEX BlackRock Global Allocation changed its name to Transamerica BlackRock Global Allocation; TA IDEX BlackRock Large Cap Value changed its name to Transamerica BlackRock Large Cap Value; TA IDEX BlackRock Natural Resources changed its name to Transamerica BlackRock Natural Resources; TA IDEX Mellon Market Neutral Strategy changed its name to Transamerica BNY Mellon Market Neutral Strategy; TA IDEX Evergreen International Small Cap changed its name to Transamerica Evergreen International Small Cap; TA IDEX Federated Market Opportunity changed its name to Transamerica Federated Market Opportunity; TA IDEX JPMorgan International Bond changed its name to  Transamerica JPMorgan International Bond; TA IDEX JPMorgan Mid Cap Value changed its name to Transamerica JPMorgan Mid Cap Value; TA IDEX Loomis Sayles Bond changed its name to Transamerica Loomis Sayles Bond; TA IDEX Marsico International Growth changed its name to Transamerica Marsico International Growth; TA IDEX Neuberger Berman International changed its name to Transamerica Neuberger Berman International; TA IDEX Oppenheimer Developing Markets changed its name to Transamerica Oppenheimer Developing Markets; TA IDEX Oppenheimer Small- & Mid-Cap Value changed its name to Transamerica Oppenheimer Small- & Mid-Cap Value; TA IDEX Third Avenue Value changed its name to Transamerica Third Avenue Value; TA IDEX UBS Dynamic Alpha changed its name to Transamerica UBS Dynamic Alpha; TA IDEX UBS Large Cap Value changed its name to Transamerica UBS Large Cap Value; TA IDEX Van Kampen Emerging Markets Debt changed its name to Transamerica Van Kampen Emerging Markets Debt; TA IDEX Van Kampen Mid-Cap Growth changed its name to Transamerica Van Kampen Mid-Cap Growth; and TA IDEX Van Kampen Small Company Growth changed its name to Transamerica Van Kampen Small Company Growth.

Fund	Commencement of Operations
Transamerica AllianceBernstein International Value	December 6, 2005
Transamerica Bjurman, Barry Micro Emerging Growth	August 1, 2006
Transamerica BlackRock Global Allocation	December 6, 2005
Transamerica BlackRock Large Cap Value	November 15, 2005
Transamerica BlackRock Natural Resources	January 3, 2007
Transamerica BNY Mellon Market Neutral Strategy	January 3, 2007
Transamerica Evergreen International Small Cap	November 8, 2004
Transamerica Federated Market Opportunity	December 6, 2005
Transamerica JPMorgan International Bond	December 6, 2005
Transamerica JPMorgan Mid Cap Value	November 15, 2005
Transamerica Loomis Sayles Bond	January 3, 2007
Transamerica Marsico International Growth	November 8, 2004
Transamerica Neuberger Berman International	December 6, 2005
Transamerica Oppenheimer Developing Markets	December 6, 2005
Transamerica Oppenheimer Small- & Mid-Cap Value	August 1, 2006
Transamerica Schroders International Small Cap	March 1, 2008
Transamerica Third Avenue Value	May 1, 2007
Transamerica UBS Dynamic Alpha	January 3, 2007
Transamerica UBS Large Cap Value	November 8, 2004
Transamerica Van Kampen Emerging Markets Debt	November 8, 2004
Transamerica Van Kampen Mid-Cap Growth	January 3, 2006
Transamerica Van Kampen Small Company Growth	November 8, 2004

Transamerica BlackRock Natural Resources, Transamerica JPMorgan International Bond, Transamerica Third Avenue Value, Transamerica UBS Dynamic Alpha, and Transamerica Van Kampen Emerging Markets Debt are “non-diversified” under the 1940 Act.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In preparing the Funds’ financial statements in accordance with accounting  principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Class operations, income and expenses:  The Funds currently offer one class of shares, Class I shares, which are currently available for investment primarily to certain affiliated asset allocation funds.  Class I shares may also be made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents.  Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act.  Class I bears its own specific expenses as well as a portion of general, common expenses.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

Cash: Each Fund may leave cash overnight in its cash account with the custodian, State Street Bank & Trust Company (“State Street”).  State Street has been contracted on behalf of the Funds to invest the excess cash into their savings accounts, which at April 30, 2008 were paying an interest rate of 1.10%.

Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Short sales: Transamerica BNY Mellon Market Neutral Strategy and Transamerica UBS Dynamic Alpha may from time to time sell securities short.  In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale.  The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities.  All short sales will be fully collateralized.  Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.  Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.  Dividends paid by the issuers of the securities sold short are paid by the Funds to the lenders, recorded on the ex-date of the dividends and recorded as expenses on the Statements of Operations.

Repurchase agreements:  The Funds are authorized to enter into repurchase agreements.  The Funds, through their custodian, State Street, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities.  In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture:  The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program.  A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds.  In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Recaptured commissions for the period ended April 30, 2008 are included in net realized gains in the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica AllianceBernstein International Value	$—
Transamerica Bjurman, Barry Micro Emerging Growth	26
Transamerica BlackRock Global Allocation	—
Transamerica BlackRock Large Cap Value	—
Transamerica BlackRock Natural Resources	—
Transamerica BNY Mellon Market Neutral Strategy	—
Transamerica Evergreen International Small Cap	22
Transamerica Federated Market Opportunity	8
Transamerica JPMorgan International Bond	—
Transamerica JPMorgan Mid Cap Value	11
Transamerica Loomis Sayles Bond	—
Transamerica Marsico International Growth	8
Transamerica Neuberger Berman International	—	(a)
Transamerica Oppenheimer Developing Markets	—
Transamerica Oppenheimer Small- & Mid-Cap Value	—
Transamerica Schroders International Small Cap	—
Transamerica Third Avenue Value	11
Transamerica UBS Dynamic Alpha	4
Transamerica UBS Large Cap Value	44
Transamerica Van Kampen Emerging Markets Debt	—
Transamerica Van Kampen Mid-Cap Growth	—
Transamerica Van Kampen Small Company Growth	11

(a) Amount rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Securities lending: The Funds may lend securities to qualified borrowers, with State Street acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities.  The Funds monitor the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

The value of loaned securities and related collateral outstanding at April 30, 2008 are shown in the Schedule of Investments and also in the Statement of Assets and Liabilities.

The Funds have invested the cash collateral received from securities loaned in the following short term, interest bearing securities:

	Transamerica AllianceBernstein International Value	Transamerica Bjurman, Barry Micro Emerging Growth	Transamerica BlackRock Large Cap Value	Transamerica BlackRock Natural Resources	Transamerica Evergreen International Small Cap

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$262	$277	$549	$395	$582
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	262	277	549	395	582
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	425	450	890	640	944
Barclays, Eurodollar Term, 2.99%, 7/7/2008	409	433	857	616	909
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	472	499	988	711	1,049
Calyon, Eurodollar Term, 2.50%, 7/9/2008	771	816	1,614	1,161	1,713
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $394, $416, $824, $593, and $874 on 5/1/2008, respectively.	394	416	824	593	874
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	472	499	988	711	1,048
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $394, $416, $824, $592, and $874 on 5/1/2008, respectively.	394	416	824	592	874
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	572	605	1,198	862	1,270
Morgan Stanley & Co., Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $394, $416, $824, $592, and $874 on 5/1/2008, respectively.	394	416	824	592	874
Morgan Stanley & Co., Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $394, $416, $824, $592, and $874 on 5/1/2008, respectively.	394	416	824	592	874
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	263	278	550	396	584
Reserve Primary, Money Market Fund	276	291	577	415	612
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	740	782	1,547	1,113	1,642
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	866	916	1,812	1,304	1,922
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	585	619	1,224	880	1,298
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	29	31	61	44	65
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	394	416	824	593	874
	$8,374	$8,853	$17,524	$12,605	$18,590

	Transamerica Federated Market Opportunity	Transamerica JPMorgan Mid Cap Value	Transamerica Loomis Sayles Bond	Transamerica Marsico International Growth	Transamerica Neuberger Berman International

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$110	$1,282	$648	$1,191	$1,026
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	110	1,282	648	1,191	1,026
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	179	2,079	1,051	1,931	1,664
Barclays, Eurodollar Term, 2.99%, 7/7/2008	173	2,002	1,012	1,859	1,602
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	199	2,311	1,167	2,145	1,849
Calyon, Eurodollar Term, 2.50%, 7/9/2008	325	3,774	1,907	3,504	3,019
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $166, $1,925, $973, $1,788, and $1,541 on 5/1/2008, respectively.	166	1,925	973	1,788	1,541
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	199	2,311	1,167	2,145	1,849
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $166, $1,925, $973, $1,788, and $1,541 on 5/1/2008, respectively.	166	1,925	973	1,788	1,541
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	241	2,800	1,414	2,600	2,240
Morgan Stanley & Co., Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $166, $1,925, $973, $1,788, and $1,541 on 5/1/2008, respectively.	166	1,925	973	1,788	1,541
Morgan Stanley & Co., Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $166, $1,925, $973, $1,788, and $1,541 on 5/1/2008, respectively.	166	1,925	973	1,788	1,541
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	111	1,286	650	1,194	1,029
Reserve Primary, Money Market Fund	116	1,348	681	1,251	1,078
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	312	3,617	1,827	3,359	2,894
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	365	4,236	2,140	3,933	3,389
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	247	2,861	1,445	2,657	2,289
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	12	143	72	133	114
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	166	1,925	973	1,788	1,541
	$3,529	$40,957	$20,694	$38,033	$32,773

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

	Transamerica Oppenheimer Developing Markets	Transamerica Oppenheimer Small- & Mid- Cap Value	Transamerica Third Avenue Value	Transamerica UBS Dynamic Alpha	Transamerica UBS Large Cap Value

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$348	$754	$1,827	$478	$1,641
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	348	754	1,827	479	1,641
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	564	1,222	2,963	776	2,662
Barclays, Eurodollar Term, 2.99%, 7/7/2008	544	1,177	2,854	747	2,563
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	627	1,358	3,293	862	2,957
Calyon, Eurodollar Term, 2.50%, 7/9/2008	1,025	2,219	5,378	1,408	4,830
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $523, $1,132, $2,744, $718, and $2,464 on 5/1/2008, respectively.	523	1,132	2,744	718	2,464
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	627	1,358	3,293	862	2,957
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $523, $1,132, $2,744, $718, and $2,465 on 5/1/2008, respectively.	523	1,132	2,744	718	2,465
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	760	1,646	3,989	1,045	3,583
Morgan Stanley & Co., Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $523, $1,132, $2,744, $718, and $2,465 on 5/1/2008, respectively.	523	1,132	2,744	718	2,465
Morgan Stanley & Co., Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $523, $1,132, $2,744, $718, and $2,465 on 5/1/2008, respectively.	523	1,132	2,744	718	2,465
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	349	756	1,833	480	1,646
Reserve Primary, Money Market Fund	366	792	1,921	503	1,725
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	982	2,127	5,155	1,350	4,630
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	1,150	2,490	6,036	1,580	5,422
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	777	1,682	4,077	1,068	3,662
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	39	84	203	53	183
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	523	1,132	2,744	718	2,464
	$11,121	$24,079	$58,369	$15,281	$52,425

	Transamerica Van Kampen Mid-Cap Growth	Transamerica Van Kampen Small Company Growth

ABN AMRO Bank NV, Eurodollar Term, 2.70%, 5/13/2008	$794	$1,341
BancoBilbao Vizcaya Argentaria SA, Eurodollar Term, 2.70%, 6/16/2008	794	1,340
Bank of Nova Scotia, Eurodollar Term, 2.72%, 7/29/2008	1,287	2,174
Barclays, Eurodollar Term, 2.99%, 7/7/2008	1,240	2,093
BNP Paribas, Eurodollar Overnight, 2.44%, 5/5/2008	1,431	2,415
Calyon, Eurodollar Term, 2.50%, 7/9/2008	2,337	3,945
Credit Suisse, Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $1,192 and $2,013 on 5/1/2008, respectively.	1,192	2,013
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 6/30/2008	1,431	2,415
Lehman Brothers, Inc., Repurchase Agreement, 2.54%, dated 4/30/2008, to be repurchased at $1,192 and $2,013 on 5/1/2008, respectively.	1,192	2,013
Lloyds TSB Bank, Eurodollar Term, 2.79%, 5/30/2008	1,733	2,927
Morgan Stanley & Co., Repurchase Agreement, 2.59%, dated 4/30/2008, to be repurchased at $1,192 and $2,013 on 5/1/2008, respectively.	1,192	2,013
Morgan Stanley & Co., Repurchase Agreement, 2.64%, dated 4/30/2008, to be repurchased at $1,192 and $2,013 on 5/1/2008, respectively.	1,192	2,013
Rabobank Nederland, Eurodollar Term, 2.60%, 7/9/2008	796	1,345
Reserve Primary, Money Market Fund	834	1,409
Royal Bank of Canada, Eurodollar Term, 2.38%, 8/28/2008	2,240	3,781
Royal Bank of Scotland, Eurodollar Overnight, 2.45%, 5/5/2008	2,623	4,428
Societe Generale, Eurodollar Term, 2.93%, 5/28/2008	1,772	2,991
Svenska Handlesbanken, Eurodollar Overnight, 2.38%, 5/1/2008	88	149
Toronto Dominion Bank, Eurodollar Term, 2.92%, 8/29/2008	1,192	2,013
	$25,360	$42,818

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Income from loaned securities on the Statements of Operations is net of fees earned by State Street for its services.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs.  These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Loan participations/ assignments: The Funds may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/ assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Security transactions and investment income: Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend dates or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investments were acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes:  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments.  The Funds accrue such taxes when the related income or capital gains are earned.  Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at April 30, 2008 are listed in the Schedules of Investments.

Futures contracts:  The Funds may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

Open futures contracts at April 30, 2008 are listed in the Schedules of Investments.

Option contracts:  The Funds may enter into option contracts to manage exposure to market fluctuations.  Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

which they are traded.  The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. When a Fund writes a covered call or put option, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability.  Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2008 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica BlackRock Global Allocation	Premium	Contracts *
Balance at October 31, 2007	$2,496	6,129
Sales	1,739	3,743
Closing Buys	(510)	(263)
Expirations	(1,371)	(4,381)
Exercised	(707)	(1,029)
Balance at April 30, 2008	$1,647	4,199

Transamerica Federated Market Opportunity	Premium	Contracts *
Balance at October 31, 2007	$—	—
Sales	119	400
Closing Buys	—	—
Expirations	—	—
Exercised	—	—
Balance at April 30, 2008	$119	400

* Contracts not in thousands.

Dividend distributions:  Distributions to shareholders are recorded on the ex-dividend dates and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

TAM is the Funds’ investment adviser. Prior to January 1, 2008, TAM was known as Transamerica Fund Advisors, Inc. Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent.  Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter.  TAM, TFS, and TCI are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Fund	Breakpoints
Transamerica AllianceBernstein International Value	0.88% of the first $200 million of ANA
0.81% of the next $300 million of ANA
0.77% of ANA over $500 million

Transamerica Bjurman, Barry Micro Emerging Growth	1.05% of the first $250 million of ANA
1.00% of the next $250 million of ANA
0.975% of ANA over $500 million

Transamerica BlackRock Global Allocation	0.80% of the first $100 million of ANA
0.72% of ANA over $100 million

Transamerica BlackRock Large Cap Value	0.80% of the first $250 million of ANA
0.775% of the next $500 million of ANA
0.75% of ANA over $750 million

Transamerica BlackRock Natural Resources	0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.75% of ANA over $500 million

Transamerica BNY Mellon Market Neutral Strategy	1.40% of ANA

Transamerica Evergreen International Small Cap	1.07% of the first $250 million of ANA
1.00% of ANA over $250 million

Transamerica Federated Market Opportunity	From November 1, 2006 to December 31, 2007:
0.85% of the first $30 million of ANA
0.80% of the next $20 million of ANA
0.70% of ANA over $50 million
From January 1, 2008 on:
0.85% of the first $30 million of ANA
0.80% of the next $20 million of ANA
0.70% of the next $450 million of ANA
0.675% of the next $250 million of ANA
0.65% of ANA over $750 million

Transamerica JPMorgan International Bond	0.55% of the first $100 million of ANA
0.52% of the next $150 million of ANA
0.51% of the next $250 million of ANA
0.50% of the next $500 million of ANA
0.47% of ANA over $1 billion

Transamerica JPMorgan Mid Cap Value	0.85% of the first $100 million of ANA
0.80% of ANA over $100 million

Transamerica Loomis Sayles Bond	0.675% of the first $200 million of ANA
0.625% of the next $550 million of ANA
0.60% of ANA over $750 million

Transamerica Marsico International Growth	From November 1, 2006 to December 31, 2007:
1.06% of the first $300 million of ANA
1.01% of the next $100 million of ANA
0.96% of the next $600 million of ANA
0.91% of ANA over $1 billion
From January 1, 2008 on:
1.05% of the first $300 million of ANA
1.01% of the next $100 million of ANA
0.96% of the next $600 million of ANA
0.91% of ANA over $1 billion

Transamerica Neuberger Berman International	1.00% of the first $100 million of ANA
0.95% of ANA over $100 million

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fund	Breakpoints
Transamerica Oppenheimer Developing Markets	From November 1, 2006 to December 31, 2007:
1.20% of the first $50 million of ANA
1.15% of the next $150 million of ANA
1.10% of ANA over $200 million
From January 1, 2008 on:
1.20% of the first $50 million of ANA
1.15% of the next $150 million of ANA
1.10% of the next $300 million of ANA
1.05% of ANA over $500 million

Transamerica Oppenheimer Small- & Mid-Cap Value	0.95% of the first $100 million of ANA
0.90% of the next $150 million of ANA
0.85% of the next $250 million of ANA
0.825% of ANA over $500 million

Transamerica Schroders International Small Cap	1.07% of the first $300 million of ANA
1.00% of ANA over $300 million

Transamerica Third Avenue Value	0.80% of ANA

Transamerica UBS Dynamic Alpha	1.40% of the first $150 million of ANA
1.30% of the next $150 million of ANA
1.20% of ANA over $300 million

Transamerica UBS Large Cap Value	0.82% of the first $200 million of ANA
0.76% of the next $200 million of ANA
0.74% of the next $350 million of ANA
0.71% of the next $250 million of ANA
0.67% of the next $500 million of ANA
0.62% of ANA over $1.5 billion

Transamerica Van Kampen Emerging Markets Debt	0.95% of the first $250 million of ANA
0.85% of the next $250 million of ANA
0.80% of ANA over $500 million

Transamerica Van Kampen Mid-Cap Growth	0.80% of the first $1 billion of ANA
0.775% of ANA over $1 billion

Transamerica Van Kampen Small Company Growth	0.95% of the first $500 million of ANA
0.85% of ANA over $500 million

TAM has contractually agreed to waive its advisory fee and will reimburse each Fund to the extent that operating expenses, excluding dividend expense on short sales, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica AllianceBernstein International Value *	1.13%
Transamerica Bjurman, Barry Micro Emerging Growth	1.25
Transamerica BlackRock Global Allocation *	1.00
Transamerica BlackRock Large Cap Value	1.00
Transamerica BlackRock Natural Resources	1.00
Transamerica BNY Mellon Market Neutral Strategy	1.65
Transamerica Evergreen International Small Cap	1.32
Transamerica Federated Market Opportunity *	1.05
Transamerica JPMorgan International Bond *	0.75
Transamerica JPMorgan Mid Cap Value	1.05
Transamerica Loomis Sayles Bond	0.88
Transamerica Marsico International Growth	1.31
Transamerica Neuberger Berman International *	1.25
Transamerica Oppenheimer Developing Markets *	1.45
Transamerica Oppenheimer Small- & Mid-Cap Value	1.15
Transamerica Schroders International Small Cap	1.27
Transamerica Third Avenue Value	1.00
Transamerica UBS Dynamic Alpha	1.65
Transamerica UBS Large Cap Value	1.02
Transamerica Van Kampen Emerging Markets Debt	1.15
Transamerica Van Kampen Mid-Cap Growth *	1.00
Transamerica Van Kampen Small Company Growth	1.15

*The Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2008.

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services.  The Funds pay TFS an annual fee of 0.02% of ANA.  The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees:  The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following for the period ended April 30, 2008:

Fund	Fees
Transamerica AllianceBernstein International Value	$—
Transamerica Bjurman, Barry Micro Emerging Growth	—
Transamerica BlackRock Global Allocation	—	(a)
Transamerica BlackRock Large Cap Value	—
Transamerica BlackRock Natural Resources	—
Transamerica BNY Mellon Market Neutral Strategy	—
Transamerica Evergreen International Small Cap	—	(a)
Transamerica Federated Market Opportunity	—	(a)
Transamerica JPMorgan International Bond	—
Transamerica JPMorgan Mid Cap Value	—
Transamerica Loomis Sayles Bond	—
Transamerica Marsico International Growth	—	(a)
Transamerica Neuberger Berman International	—
Transamerica Oppenheimer Developing Markets	—
Transamerica Oppenheimer Small- & Mid-Cap Value	—
Transamerica Schroders International Small Cap	—
Transamerica Third Avenue Value	—
Transamerica UBS Dynamic Alpha	—
Transamerica UBS Large Cap Value	—	(a)
Transamerica Van Kampen Emerging Markets Debt	—	(a)
Transamerica Van Kampen Mid-Cap Growth	—
Transamerica Van Kampen Small Company Growth	—	(a)

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Fund.  If retainers increase in the future, past accruals (and credits) will be adjusted upwards so that 50% of the Trustee’s current retainer is accrued and credited at all times.  Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary).  Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

(a) Amount rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

For the period ended April 30, 2008, the amounts related to the Emeritus Plan were as follows:

Fund	Emeritus Fees Due
Transamerica AllianceBernstein International Value	$3
Transamerica Bjurman, Barry Micro Emerging Growth	—	(a)
Transamerica BlackRock Global Allocation	5
Transamerica BlackRock Large Cap Value	6
Transamerica BlackRock Natural Resources	—
Transamerica BNY Mellon Market Neutral Strategy	—
Transamerica Evergreen International Small Cap	6
Transamerica Federated Market Opportunity	1
Transamerica JPMorgan International Bond	6
Transamerica JPMorgan Mid Cap Value	3
Transamerica Loomis Sayles Bond	—
Transamerica Marsico International Growth	6
Transamerica Neuberger Berman International	6
Transamerica Oppenheimer Developing Markets	4
Transamerica Oppenheimer Small- & Mid-Cap Value	1
Transamerica Schroders International Small Cap	—
Transamerica Third Avenue Value	—
Transamerica UBS Dynamic Alpha	—
Transamerica UBS Large Cap Value	3
Transamerica Van Kampen Emerging Markets Debt	5
Transamerica Van Kampen Mid-Cap Growth	1
Transamerica Van Kampen Small Company Growth	4

(a) Amount rounds to less than $1.

As of April 30, 2008, the payments made related to the Emeritus Plan were as follows:

Fund	Emeritus Payments
Transamerica AllianceBernstein International Value	$9
Transamerica Bjurman, Barry Micro Emerging Growth	1
Transamerica BlackRock Global Allocation	13
Transamerica BlackRock Large Cap Value	18
Transamerica BlackRock Natural Resources	—
Transamerica BNY Mellon Market Neutral Strategy	—
Transamerica Evergreen International Small Cap	17
Transamerica Federated Market Opportunity	3
Transamerica JPMorgan International Bond	16
Transamerica JPMorgan Mid Cap Value	9
Transamerica Loomis Sayles Bond	—
Transamerica Marsico International Growth	16
Transamerica Neuberger Berman International	17
Transamerica Oppenheimer Developing Markets	12
Transamerica Oppenheimer Small- & Mid-Cap Value	3
Transamerica Schroders International Small Cap	—
Transamerica Third Avenue Value	—
Transamerica UBS Dynamic Alpha	—
Transamerica UBS Large Cap Value	8
Transamerica Van Kampen Emerging Markets Debt	14
Transamerica Van Kampen Mid-Cap Growth	2
Transamerica Van Kampen Small Company Growth	11

Amounts deferred and accrued under the Emeritus Plan are unfunded and unsecured claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Funds shall continue to pay any remaining benefits in accordance with the Plan, but no further compensation shall accrue under the Plan.

Brokerage commissions:  Brokerage commissions incurred on security transactions placed with affiliates of the adviser for the period ended April 30, 2008 were as follows:

Fund	Brokerage Commissions
Transamerica AllianceBernstein International Value	$—
Transamerica Bjurman, Barry Micro Emerging Growth	—
Transamerica BlackRock Global Allocation	3
Transamerica BlackRock Large Cap Value	—
Transamerica BlackRock Natural Resources	1
Transamerica BNY Mellon Market Neutral Strategy	—
Transamerica Evergreen International Small Cap	—
Transamerica Federated Market Opportunity	—
Transamerica JPMorgan International Bond	—
Transamerica JPMorgan Mid Cap Value	—
Transamerica Loomis Sayles Bond	—
Transamerica Marsico International Growth	—
Transamerica Neuberger Berman International	32
Transamerica Oppenheimer Developing Markets	—
Transamerica Oppenheimer Small- & Mid-Cap Value	—
Transamerica Schroders International Small Cap	—
Transamerica Third Avenue Value	173
Transamerica UBS Dynamic Alpha	4
Transamerica UBS Large Cap Value	4
Transamerica Van Kampen Emerging Markets Debt	—
Transamerica Van Kampen Mid-Cap Growth	4
Transamerica Van Kampen Small Company Growth	—

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2008 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica AllianceBernstein International Value	$99,402	$—	$54,941	$—
Transamerica Bjurman, Barry Micro Emerging Growth	41,512	—	25,505	—
Transamerica BlackRock Global Allocation	144,623	3,113	93,947	13,745
Transamerica BlackRock Large Cap Value	193,467	—	159,972	—
Transamerica BlackRock Natural Resources	7,775	—	5,710	—
Transamerica BNY Mellon Market Neutral Strategy	144,000	—	135,408	—
Transamerica Evergreen International Small Cap	227,852	—	231,658	—
Transamerica Federated Market Opportunity	22,272	—	22,779	12,261
Transamerica JPMorgan International Bond	232,094	—	196,511	—
Transamerica JPMorgan Mid Cap Value	59,330	—	59,673	—
Transamerica Loomis Sayles Bond	214,305	—	14,075	—
Transamerica Marsico International Growth	358,574	—	299,298	—
Transamerica Neuberger Berman International	182,120	—	122,644	—
Transamerica Oppenheimer Developing Markets	188,704	—	153,128	—
Transamerica Oppenheimer Small- & Mid-Cap Value	104,634	—	80,115	—

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Schroders International Small Cap	$113,557	$—	$1,929	$—
Transamerica Third Avenue Value	120,097	—	114,924	—
Transamerica UBS Dynamic Alpha	109,546	—	90,199	—
Transamerica UBS Large Cap Value	231,303	—	187,037	—
Transamerica Van Kampen Emerging Markets Debt	140,403	—	122,527	—
Transamerica Van Kampen Mid-Cap Growth	62,395	—	27,986	—
Transamerica Van Kampen Small Company Growth	44,715	—	37,962	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatment for items including, but not limited to, wash sales, REITS, PFICS, foreign currency transactions, and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Fund	Capital Loss Carryforwards	Available Through
Transamerica Bjurman, Barry Micro Emerging Growth	$804	October 31, 2014
Transamerica Bjurman, Barry Micro Emerging Growth	2,866	October 31, 2015
Transamerica Federated Market Opportunity	3,741	October 31, 2014
Transamerica Federated Market Opportunity	2,503	October 31, 2015
Transamerica JPMorgan International Bond	2,471	October 31, 2014
Transamerica JPMorgan International Bond	5,154	October 31, 2015
Transamerica Loomis Sayles Bond	98	October 31, 2015
Transamerica BNY Mellon Market Neutral Strategy	2,914	October 31, 2015
Transamerica UBS Dynamic Alpha	15,823	October 31, 2015

Funds not listed in the above table do not have capital loss carryforwards.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of April 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities.  Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

TRANSAMERICA ALLIANCEBERNSTEIN INTERNATIONAL VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AllianceBernstein International Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AllianceBernstein L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in December 2005.  The Board noted that the Fund’s short-term performance was above the median for its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees and total expenses are below the median of a peer group of comparable funds.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA BJURMAN, BARRY MICRO EMERGING GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Bjurman, Barry Micro Emerging Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Bjurman, Barry & Associates (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in August 2006.  The Board noted that the Fund’s short-term performance was below the median for its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are around the median of its peer group and universe, and total expenses are below the median of its peer group and universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows despite a flat sub-advisory fee schedule.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA BLACKROCK GLOBAL ALLOCATION

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in December 2005.  The Board noted that the Fund’s short-term performance was above the median for its peer universe based on the 1-year return.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are at the median relative to a peer group of funds and slightly below the median of the peer universe of comparable funds.  The Board further noted that the Fund’s total expenses are below the median of its peer group and at the median of its peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board noted further that an additional advisory breakpoint is offered above the sub-advisory breakpoints.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA BLACKROCK LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Large Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in November 2005.  The Board noted that the Fund’s short-term performance was below the median for its peer universe based on the 1-year return.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are below the median relative to a peer group of funds and at the median of the peer universe of comparable funds.  The Board noted further that the Fund’s total expenses are below the median relative to both the peer group and peer universe of funds.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Board noted further that an additional advisory breakpoint is offered above the sub-advisory breakpoints.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA EVERGREEN INTERNATIONAL SMALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Evergreen International Small Cap (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Evergreen Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception was in November 2004.  The Board noted that the Fund’s short-term performance was above the median for its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are approximately at the median relative to its peer group and slightly below the median relative to the peer universe of funds.  The Board noted further that total expenses are below the median relative to the Fund’s peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA FEDERATED MARKET OPPORTUNITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Federated Market Opportunity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Federated Equity Management Company of Pennsylvania (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception was in December 2005.  The Board noted that the Fund’s short-term performance was below the median for its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are approximately above median relative to its peer group and slightly below the median relative to the peer universe of funds, and that total expenses are below the median relative to the Fund’s peer group and peer universe.  The Board noted further that fees were renegotiated for 2008.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA JPMORGAN INTERNATIONAL BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan International Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in December 2005.  The Board noted that the Fund’s performance was below the median for the 1-year period relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees and are in line with the Fund’s peer group and below the median for the peer universe, and the total expenses are below the median for the peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.   The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA JPMORGAN MID CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance was below the median for the 1-year period relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees and are below median relative to the Fund’s peer group approximately at the median of the peer universe.  The Board noted further that total expenses are below the median for the peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows despite the fact that there is a flat sub-advisory fee schedule.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA MARSICO INTERNATIONAL GROWTH

INVESTMENT ADVISORY, SUB-ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Marsico International Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Columbia Management Advisors, LLC (the “Sub-Adviser”) and the portfolio management agreement (the “Portfolio Management Agreement”) between the Sub-Adviser and Marsico Capital Management, LLC (“MCM”), to determine whether the agreements should be renewed for a six-month period.  The Board noted that the Sub-Adviser has entered into an agreement with MCM to provide portfolio management services for the Fund, and that the Board had considered that agreement at a Board meeting held in October, 2007.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM, the Sub-Adviser and MCM such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by MCM.  The Trustees also carefully considered information they had previously received from TAM, the Sub-Adviser and MCM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and MCM to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and MCM are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and MCM for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and MCM, TAM’s management oversight process and the professional qualifications of the portfolio management team of MCM.  The Trustees determined that TAM and MCM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund only has a two-year track record.  The Board noted that the Fund’s 1-year performance trailed the median for its peer universe and the 2-year results were above the median.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and MCM are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are above the median relative to a peer group and peer universe of funds and the Fund’s total expenses are below the median relative to its peer group and peer universe of funds.  The Board noted further that fees were renegotiated for 2008.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and MCM.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and MCM offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to MCM, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and MCM from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA NEUBERGER BERMAN INTERNATIONAL

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Neuberger Berman International (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Neuberger Berman Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund commenced operations in December 2005.  The Board noted that the Fund’s performance was below the median for the 1-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are in line with the category average, and that the Fund’s total expenses were below the median of the peer group and universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing along economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA OPPENHEIMER DEVELOPING MARKETS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Oppenheimer Developing Markets (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and OppenheimerFunds, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund commenced operations in December 2005.  The Board noted that the Fund’s performance was slightly below the median for the 1-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are near the median for its peer group peer universe, and that the Fund’s total expenses were just above the median for the peer group and below the median of the peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing along economies of scale in the form of lower management fees as the level of assets grows.  The Board noted further that an additional breakpoint has been proposed for 2008.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA OPPENHEIMER SMALL- & MID-CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Oppenheimer Small- & Mid-Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and OppenheimerFunds, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund commenced operations in August 2006.  The Board noted that although there was not a full year of data on which to report, the Fund’s performance was above the median for the since inception period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are above the median relative to its the peer group and approximately at the median with respect to the peer universe.  The Board noted further that the Fund’s total expenses are below the median relative to its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing along economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4, 2007 in approving a mandate to establish Transamerica Schroders International Small Cap as a new series of Transamerica Funds, the Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Schroders International Small Cap (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement of the Fund between TAM and Schroder Investment Management North America Inc., to determine whether the agreements should be approved for an initial two-year period.  Following their review and consideration at this meeting, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, including, information about fees and performance of comparable funds managed by the Sub-Adviser.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TAM and the Sub-Adviser.  They concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Fund was not yet in existence and therefore had no historical performance for the Board to review.  However, the Board examined the performance of a fund managed by the Sub-Adviser with investment objectives and strategies comparable to those of the Fund.  The Board noted that the comparable fund and other funds managed by the Sub-Adviser have generally performed well and have generated investor interest.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TAM’s and the Sub-Adviser’s performance records for other funds (or accounts) indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  The Board also took note of the costs involved in establishing a new fund and acknowledged that the Fund is being added as an investment option only for funds of funds and certain institutional investors.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper, Inc. and Strategic Insight Simfund.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and the Sub-Adviser’s pricing strategy and the proposed advisory and sub-advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund.  The Board concluded that the proposed fees and breakpoints appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund.  The Board also concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TAM, the competitive nature of the investment company market, and TAM’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser would engage in soft-dollar arrangements consistent with applicable law and “best execution” requirements.  In addition, the Trustees noted that the Sub-Adviser will be asked to participate in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, which could limit the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s portfolio brokerage transactions.

Other considerations.  The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for the funds of funds investing in the Fund.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders, and the contributions that TAM makes out of its own profits, directly or indirectly, to promote Transamerica Funds and/or provide for desirable investor services.  In approving the Fund, the Board also considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and their overall portfolio management capabilities.  The Board determined that the Sub-Adviser, too, has made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the Fund.

TRANSAMERICA UBS LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica UBS Large Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and UBS Global Asset Management (Americas) Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Trustees noted that the Fund’s performance was above the median for its peer universe for the past 1- and 2—year periods.  The Trustees further noted that the Fund’s inception date was November 8, 2004, meaning that there was no long-term performance record available for the Fund.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser’s soft dollar trading is consistent with applicable law, including best execution requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.  With respect to the Sub-Adviser, the Trustees noted that the Sub-Adviser’s trading costs generally had been lower than its peers for three of the previous four quarters.

TRANSAMERICA VAN KAMPEN EMERGING MARKETS DEBT

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Emerging Markets Debt (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the shorter-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in November 2004.  The Board noted that the Fund’s performance was above the median for the 1-year period and approximately at the median for the 2-year period relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are above the median of the Fund’s peer group and peer universe, and the total expenses are below the median for the peer group and peer universe.  The Board noted further that fees were reduced in 2007.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA VAN KAMPEN MID CAP GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Mid Cap Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Board noted that the Fund’s performance was approximately at the median for the 1-year period and below the median for the 3- and 5-year periods relative to its peer universe.  The Board noted further that the 3- and 5-year records were reflective partially of the older emerging growth strategy of the Fund.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are slightly below the median of the Fund’s peer group and peer universe and the total expenses are well below the median for the peer group and peer universe.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

TRANSAMERICA VAN KAMPEN SMALL COMPANY GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on December 4th, 2007, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Small Company Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the Funds on the same review calendar, and that the Funds’ advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the shorter-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007, noting that the Fund’s inception date was in November 2004.  The Board noted that the Fund’s performance was approximately at the median for the 1-year period relative to its peer universe.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are below the median of the Fund’s peer group and peer universe.  The Board further noted that the Fund’s the total expenses are well below the median for its peer group and peer universe.  The Board noted further that fees were reduced in 2007.  Based on their review, the Trustees determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offers a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolios holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your funds. Transamerica Funds will only send one piece per mailing address, a method that saves your funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

P.O. Box 9012
Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Item 2:  Code of Ethics.

Not applicable for semi-annual reports.

Item 3:  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4:  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:  Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6:  Investments.

The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

The Registrant’s Nominating Committee’s provisions with respect to nominations of Trustees to its Board are as follows:

A candidate for nomination as Trustee submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following requirements have been met and procedures followed:

1.     Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

2.     The nominee must satisfy all qualifications provided herein and in the Funds’ organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity.

•      The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.(1)

•      Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group.

•      Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

•      The nominee may not be an executive officer, director or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

•      The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

•      A shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Committee.

3.     In order for the Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

•      Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Fund’s (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting.  The nominating shareholder or shareholder group must also bear the economic risk of the investment.

•      The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares; and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least two years.

4.     Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Funds’ Secretary, who will provide all submissions to the Committee. This submission to the Funds must include:

•      the shareholder’s contact information;

•      the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee;

•      all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934; and

•      a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in a Fund’s proxy statement, if so designated by the Committee and the Funds’ Board.

(1) Terms such as “immediate family member” and “control” shall be interpreted in accordance with the federal securities laws.

5.     The Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

Item 11:  Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits.

(a)   (1)   Not Applicable

(2)   Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)   Not Applicable

(b)   A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	July 8, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	July 8, 2008

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer